2026 QUARTERLY REPORT
Russell Investment Company
July 31, 2026
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Sustainable Equity Fund (formerly, Sustainable Aware Equity Fund) A, C, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Strategy Fund A, C, M, S, Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
twenty-nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
twenty-four of these Funds.

Page
Multifactor U.S. Equity Fund 3
Equity Income Fund 12
U.S. Strategic Equity Fund 17
U.S. Small Cap Equity Fund 25
Multifactor International Equity Fund 39
International Developed Markets Fund 49
Global Equity Fund 60
Sustainable Equity Fund 78
Emerging Markets Fund 85
Tax-Managed U.S. Large Cap Fund 96
Tax-Managed U.S. Mid & Small Cap Fund 103
Tax-Managed International Equity Fund 113
Tax-Managed Real Assets Fund 127
Opportunistic Credit Fund 135
Long Duration Bond Fund 182
Strategic Bond Fund 188
Investment Grade Bond Fund 218
Short Duration Bond Fund 240
Tax-Exempt High Yield Bond Fund 259
Tax-Exempt Bond Fund 337
Global Infrastructure Fund 418
Global Real Estate Securities Fund 423
Multi-Strategy Income Fund 427
Multi-Asset Strategy Fund 453
Notes to Schedules of Investments 475
Notes to Quarterly Report 477
Russell Investment Company
Quarterly Report
July 31, 2026 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
On July 2, 2026, Russell Investments Group, Ltd. (“Russell Investments”) entered into a definitive agreement and plan of merger (the “Transaction”) pursuant to which Russell Investments will be acquired by a consortium led by B Capital Group Management, L.P. that includes California Public Employees Retirement System. The
Transaction is expected to close by the end of Q1 2027, subject to the receipt of regulatory approvals and other customary closing conditions.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.1%
Consumer Discretionary - 11.1%
Advanced Energy Industries, Inc. 192 56
Amazon.com, Inc.(Æ) 37,068 10,067
Amer Sports, Inc.(Æ) 1,432 51
APi Group Corp.(Æ) 1,565 62
AutoNation, Inc.(Æ) 284 60
AutoZone, Inc.(Æ) 30 90
Axon Enterprise, Inc.(Æ) 135 71
Best Buy Co., Inc. 2,328 201
BJ's Wholesale Club Holdings, Inc.(Æ) 1,116 109
BorgWarner, Inc. 1,372 87
Boyd Gaming Corp. 716 61
Burlington Stores, Inc.(Æ) 689 254
CarMax, Inc.(Æ) 1,077 62
Carnival Corp., Ltd. 2,790 78
Carvana Co.(Æ) 1,840 115
Cava Group, Inc.(Æ) 770 50
Charter Communications, Inc. Class A(Æ) 612 89
Chipotle Mexican Grill, Inc.(Æ) 3,514 131
Comcast Corp. Class A 25,043 600
Costco Wholesale Corp. 1,470 1,399
Coupang, Inc.(Æ) 9,339 153
Crocs, Inc.(Æ) 572 73
Curtiss-Wright Corp. 399 289
Darden Restaurants, Inc. 345 70
Deckers Outdoor Corp.(Æ) 1,611 156
Dick's Sporting Goods, Inc. 255 50
Dollar General Corp. 2,011 255
Dollar Tree, Inc.(Æ) 1,263 161
DR Horton, Inc. 1,264 181
eBay, Inc. 2,483 283
Expedia Group, Inc. 819 241
FactSet Research Systems, Inc. 381 100
Ferguson Enterprises, Inc. 593 139
Five Below, Inc.(Æ) 675 147
Flutter Entertainment PLC(Æ) 854 89
Ford Motor Co. 28,314 416
Fox Corp. Class A 3,341 195
GameStop Corp. Class A(Æ) 2,566 56
Gap, Inc. (The) 1,507 30
Garmin, Ltd. 1,374 404
Gen Digital, Inc. 5,750 158
General Motors Co. 8,389 745
Genuine Parts Co. 569 71
Hasbro, Inc. 484 45
Hilton Worldwide Holdings, Inc. 339 109
Home Depot, Inc. (The) 1,346 447
Hubbell, Inc. 341 161
Lear Corp. 508 66
Lennar Corp. Class A 1,315 108
Lithia Motors, Inc. 169 65
Live Nation Entertainment, Inc.(Æ) 411 72
Lowe's Cos., Inc. 602 125
Lululemon Athletica, Inc.(Æ) 1,003 119
Macy's, Inc. 2,120 53
Marriott International, Inc. Class A 606 226
McDonald's Corp. 765 207
Netflix, Inc.(Æ) 8,044 577
New York Times Co. (The) Class A 2,208 165
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
News Corp. Class A 5,821 160
NIKE, Inc. Class B 2,680 112
nVent Electric PLC 1,068 164
NVR, Inc.(Æ) 36 221
Ollie's Bargain Outlet Holdings, Inc.(Æ) 656 48
Omnicom Group, Inc. 2,757 217
On Holding AG Class A(Æ) 1,676 61
O'Reilly Automotive, Inc.(Æ) 1,260 113
PulteGroup, Inc. 1,134 143
QXO, Inc.(Æ) 2,549 34
Ralph Lauren Corp. 296 113
Restaurant Brands International, Inc. 1,149 85
Rocket Lab Corp.(Æ) 2,121 138
Ross Stores, Inc. 1,877 471
Royal Caribbean Cruises, Ltd. 425 135
SharkNinja , Inc.(Æ) 446 72
Sirius XM Holdings, Inc. 2,231 66
Somnigroup International, Inc. 1,075 70
Space Exploration Technologies Corp. Class
A(Æ) 711 77
Starbucks Corp. 2,788 293
Tapestry, Inc. 2,301 351
Target Corp. 4,718 682
Tesla, Inc.(Æ) 9,862 3,069
Texas Roadhouse, Inc. 555 114
TJX Cos., Inc. (The) 2,947 464
Toll Brothers, Inc. 654 95
Tractor Supply Co. 1,391 43
Travel + Leisure Co. 626 48
Ulta Beauty, Inc.(Æ) 273 140
Versant Media Group, Inc. 1,571 57
VF Corp. 3,317 47
Vicor Corp.(Æ) 220 46
Viking Holdings, Ltd.(Æ) 1,093 114
Walmart, Inc. 14,141 1,572
Walt Disney Co. (The) 6,715 646
Williams-Sonoma, Inc. 721 165
Yum! Brands, Inc. 1,355 208
31,354
Consumer Staples - 2.7%
Albertsons Cos., Inc. Class A 4,069 47
Altria Group, Inc. 5,153 352
Aramark 2,508 143
Archer-Daniels-Midland Co. 5,184 411
Brown-Forman Corp. Class B 1,961 56
Bunge Global SA 1,501 159
Campbell's Co. (The) 2,489 55
Casey's General Stores, Inc. 320 279
Church & Dwight Co., Inc. 1,685 167
Coca-Cola Co. (The) 8,304 727
Coca-Cola Consolidated, Inc. 589 111
Colgate-Palmolive Co. 1,473 134
Conagra Brands, Inc. 5,400 78
Constellation Brands, Inc. Class A 826 108
General Mills, Inc. 4,887 175
Hershey Co. (The) 1,382 242
Hormel Foods Corp. 3,167 79
Ingredion, Inc. 320 32
JM Smucker Co. (The) 1,051 125

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kenvue , Inc. 11,680 225
Keurig Dr Pepper, Inc. 10,104 314
Kimberly-Clark Corp. 1,606 176
Kraft Heinz Co. (The) 7,231 187
Kroger Co. (The) 3,313 191
McCormick & Co., Inc. 2,249 114
Molson Coors Beverage Co. Class B 728 30
Mondelez International, Inc. Class A 2,950 184
Monster Beverage Corp.(Æ) 5,596 539
PepsiCo, Inc. 2,762 385
Performance Food Group Co.(Æ) 526 60
Philip Morris International, Inc. 2,959 565
Procter & Gamble Co. (The) 4,967 718
Sysco Corp. 853 73
Tyson Foods, Inc. Class A 3,468 201
US Foods Holding Corp.(Æ) 1,529 154
7,596
Energy - 4.5%
Antero Resources Corp.(Æ) 2,139 77
Baker Hughes Co. 2,411 146
Chevron Corp. 10,896 2,145
Devon Energy Corp. 9,746 440
Diamondback Energy, Inc. 671 136
Eaton Corp. PLC 586 243
EOG Resources, Inc. 4,900 729
EQT Corp. 3,408 182
ExxonMobil Holdings Corp. 20,142 3,131
First Solar, Inc.(Æ) 1,572 332
Halliburton Co. 7,041 227
HF Sinclair Corp. 2,382 218
Kinder Morgan, Inc. 7,909 254
Marathon Petroleum Corp. 2,030 642
Matador Resources Co. 1,417 71
NOV, Inc. 3,971 77
Occidental Petroleum Corp. 5,880 335
ONEOK, Inc. 3,944 358
Phillips 66 2,890 612
Range Resources Corp. 3,242 130
SLB, Ltd. 7,731 383
Targa Resources Corp. 785 212
TechnipFMC PLC 4,871 349
Texas Pacific Land Corp. 417 168
Valero Energy Corp. 2,236 700
Viper Energy, Inc. Class A 2,953 132
Weatherford International PLC 1,080 95
Williams Cos., Inc. (The) 3,942 282
12,806
Financial Services - 13.2%
Affiliated Managers Group, Inc. 312 114
Affirm Holdings, Inc.(Æ) 708 51
Aflac, Inc. 3,412 435
AGNC Investment Corp.(ö) 10,761 115
Allstate Corp. (The) 1,923 508
Ally Financial, Inc. 1,790 78
American Express Co. 761 256
American Financial Group, Inc. 822 116
American International Group, Inc. 2,413 190
American Tower Corp.(ö) 502 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ameriprise Financial, Inc. 491 268
Annaly Capital Management, Inc.(ö) 2,653 60
Aon PLC Class A 261 94
Apollo Global Management, Inc. 816 102
Arch Capital Group, Ltd.(Æ) 3,114 313
Ares Management Corp. Class A 385 49
Arthur J Gallagher & Co. 648 162
Assurant, Inc. 497 139
AvalonBay Communities, Inc.(ö) 311 58
Axis Capital Holdings, Ltd. 635 67
Bank of America Corp. 30,329 1,879
Bank of New York Mellon Corp. (The) 2,260 353
Berkshire Hathaway, Inc. Class B(Æ) 6,372 3,260
BitMine Immersion Technologies, Inc. 3,713 64
BlackRock, Inc. 173 189
Blackstone, Inc. 762 97
Brixmor Property Group, Inc.(ö) 2,546 80
Brown & Brown, Inc. 2,722 192
Capital One Financial Corp. 1,986 415
Cboe Global Markets, Inc. 1,211 376
CBRE Group, Inc. Class A(Æ) 613 90
Charles Schwab Corp. (The) 3,901 411
Chubb, Ltd. 2,376 833
Cincinnati Financial Corp. 1,029 183
Citigroup, Inc. 8,533 1,130
Citizens Financial Group, Inc. 4,312 309
CME Group, Inc. 877 235
Columbia Banking System, Inc. 2,401 75
Commerce Bancshares, Inc. 1,051 62
Crown Castle, Inc.(ö) 1,952 149
Cullen/Frost Bankers, Inc. 769 128
East West Bancorp, Inc. 1,471 193
Equinix, Inc.(ö) 282 287
Equity LifeStyle Properties, Inc.(ö) 1,172 76
Equity Residential(ö) 1,094 73
Essex Property Trust, Inc.(ö) 192 55
Evercore, Inc. Class A 375 120
Everest Group, Ltd. 492 184
Extra Space Storage, Inc.(ö) 534 79
Federal Realty Investment Trust(ö) 711 88
Fidelity National Financial, Inc. 1,422 73
Fifth Third Bancorp 3,455 195
First American Financial Corp. 657 49
First Citizens BancShares , Inc. Class A 27 59
First Hawaiian, Inc. 1,847 51
First Horizon Corp. 3,670 94
First Industrial Realty Trust, Inc.(ö) 1,114 73
FNB Corp. 3,415 65
Franklin Resources, Inc. 2,412 82
Global Payments, Inc. 598 50
Globe Life, Inc. 1,267 231
Goldman Sachs Group, Inc. (The) 609 620
Hanover Insurance Group, Inc. (The) 594 138
Hartford Insurance Group, Inc. (The) 2,262 321
Healthcare Realty Trust, Inc.(ö) 2,745 58
Healthpeak Properties, Inc.(ö) 3,619 79
Host Hotels & Resorts, Inc.(ö) 7,721 194
Houlihan Lokey, Inc. 350 44
Huntington Bancshares, Inc. 7,589 129
Interactive Brokers Group, Inc. Class A 2,310 203

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intercontinental Exchange, Inc. 2,130 325
Invesco, Ltd. 1,211 36
Invitation Homes, Inc.(ö) 1,913 57
Iron Mountain, Inc.(ö) 1,534 188
Jefferies Financial Group, Inc. 675 37
Jones Lang LaSalle, Inc.(Æ) 402 143
JPMorgan Chase & Co. 9,837 3,461
KeyCorp 5,036 114
Kimco Realty Corp.(ö) 3,433 87
Kinsale Capital Group, Inc. 134 48
KKR & Co., Inc. 842 85
Lamar Advertising Co. Class A(ö) 793 127
Lazard, Inc. 1,128 48
Loews Corp. 1,026 119
LPL Financial Holdings, Inc. 568 201
M&T Bank Corp. 824 203
Markel Group, Inc.(Æ) 57 107
Marsh & McLennan Cos., Inc. 715 136
Mastercard, Inc. Class A 2,510 1,438
MetLife, Inc. 3,491 336
MGIC Investment Corp. 2,781 84
Mid-America Apartment Communities, Inc.
(ö) 435 58
Moody's Corp. 228 109
Morgan Stanley 2,454 516
Nasdaq, Inc. 920 87
NET Lease Office Properties(ö) 1 —
Northern Trust Corp. 1,484 270
NU Holdings, Ltd. Class A(Æ) 17,088 245
Old Republic International Corp. 1,067 46
Omega Healthcare Investors, Inc.(ö) 1,186 60
Pinnacle Financial Partners, Inc. 779 82
PNC Financial Services Group, Inc. (The) 1,912 478
Popular, Inc. 846 148
Primerica, Inc. 265 85
Principal Financial Group, Inc. 970 110
Progressive Corp. (The) 3,293 696
Prologis, Inc.(ö) 2,288 331
Prosperity Bancshares, Inc. 766 57
Prudential Financial, Inc. 1,283 157
Public Storage(ö) 321 104
Raymond James Financial, Inc. 1,422 250
Realty Income Corp.(ö) 1,321 84
Regency Centers Corp.(ö) 812 65
Regions Financial Corp. 5,208 161
Reinsurance Group of America, Inc. 385 91
RenaissanceRe Holdings, Ltd. 472 151
RLI Corp. 628 38
Robinhood Markets, Inc. Class A(Æ) 989 86
S&P Global, Inc. 362 149
SEI Investments Co. 888 91
Simon Property Group, Inc.(ö) 525 120
SoFi Technologies, Inc.(Æ) 3,125 51
SouthState Bank Corp. 560 59
Starwood Property Trust, Inc.(ö) 2,656 42
State Street Corp. 2,358 434
Stifel Financial Corp. 1,412 117
Synchrony Financial 1,342 102
T Rowe Price Group, Inc. 1,049 117
Tradeweb Markets, Inc. Class A 757 76
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Travelers Cos., Inc. (The) 1,679 629
Truist Financial Corp. 7,196 373
UL Solutions, Inc. Class A 756 69
Unum Group 1,046 90
US Bancorp 10,152 640
Ventas, Inc.(ö) 940 88
VICI Properties, Inc.(ö) 8,488 224
Virtu Financial, Inc. Class A 845 50
Visa, Inc. Class A 5,438 1,991
Voya Financial, Inc. 614 61
W.R. Berkley Corp. 3,069 223
Webster Financial Corp. 1,110 86
Wells Fargo & Co. 10,075 871
Welltower, Inc.(ö) 1,664 390
Western Alliance Bancorp 722 58
Willis Towers Watson PLC 375 126
Wintrust Financial Corp. 614 98
WP Carey, Inc.(ö) 973 72
XP, Inc. Class A 4,937 84
Zions Bancorp National Association 1,238 86
37,347
Health Care - 9.2%
Abbott Laboratories 5,428 574
AbbVie, Inc. 4,557 1,144
Agilent Technologies, Inc. 951 132
Align Technology, Inc.(Æ) 455 77
Alnylam Pharmaceuticals, Inc.(Æ) 375 77
Amgen, Inc. 533 205
Baxter International, Inc. 3,039 79
Becton Dickinson & Co. 2,123 352
Biogen, Inc.(Æ) 1,086 220
BioMarin Pharmaceutical, Inc.(Æ) 1,440 86
Boston Scientific Corp.(Æ) 10,992 514
BridgeBio Pharma, Inc.(Æ) 647 52
Bristol-Myers Squibb Co. 14,875 971
Cardinal Health, Inc. 972 224
Cencora , Inc. 619 193
Centene Corp.(Æ) 4,788 298
Chemed Corp. 134 71
Cigna Group (The) 1,820 508
Cooper Cos, Inc. (The)(Æ) 2,537 183
Corcept Therapeutics, Inc.(Æ) 714 82
CVS Health Corp. 10,293 1,075
Danaher Corp. 792 154
DaVita, Inc.(Æ) 535 128
Dexcom, Inc.(Æ) 2,594 216
Edwards Lifesciences Corp.(Æ) 4,108 354
Elanco Animal Health, Inc.(Æ) 2,660 70
Elevance Health, Inc. 1,729 650
Eli Lilly & Co. 2,832 3,254
Encompass Health Corp. 1,388 154
Ensign Group, Inc. (The) 335 60
Exelixis , Inc.(Æ) 3,350 178
GE HealthCare Technologies, Inc. 2,581 176
Gilead Sciences, Inc. 3,147 410
Globus Medical, Inc. Class A(Æ) 1,548 122
Guardant Health, Inc.(Æ) 930 151
HCA Healthcare, Inc. 924 372
Henry Schein, Inc.(Æ) 1,127 97

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IDEXX Laboratories, Inc.(Æ) 389 217
Illumina, Inc.(Æ) 684 140
Incyte Corp.(Æ) 2,852 341
Insmed , Inc.(Æ) 356 35
Insulet Corp.(Æ) 370 61
Intuitive Surgical, Inc.(Æ) 893 316
IQVIA Holdings, Inc.(Æ) 941 221
Jazz Pharmaceuticals PLC(Æ) 512 129
Johnson & Johnson 8,929 2,289
Labcorp Holdings, Inc. 635 196
McKesson Corp. 180 154
Medpace Holdings, Inc.(Æ) 126 73
Medtronic PLC 8,736 746
Merck & Co., Inc. 8,222 1,070
Natera , Inc.(Æ) 1,016 272
Neurocrine Biosciences, Inc.(Æ) 1,246 208
Penumbra, Inc.(Æ) 272 87
Pfizer, Inc. 34,744 869
Quest Diagnostics, Inc. 1,266 295
Regeneron Pharmaceuticals, Inc. 758 578
ResMed, Inc. 779 164
Roivant Sciences, Ltd.(Æ) 2,003 68
Royalty Pharma PLC Class A 2,939 172
Solventum Corp.(Æ) 804 69
STERIS PLC 713 163
Stryker Corp. 1,215 396
Tenet Healthcare Corp.(Æ) 556 142
Thermo Fisher Scientific, Inc. 387 222
United Therapeutics Corp.(Æ) 291 151
UnitedHealth Group, Inc. 2,788 1,155
Universal Health Services, Inc. Class B 591 100
Veeva Systems, Inc. Class A(Æ) 830 169
Vertex Pharmaceuticals, Inc.(Æ) 757 361
Viatris , Inc. 13,624 239
Waters Corp.(Æ) 359 135
West Pharmaceutical Services, Inc. 586 200
Zimmer Biomet Holdings, Inc. 1,673 157
26,023
Materials and Processing - 3.3%
AAON, Inc. 494 44
Acuity, Inc. 346 114
Advanced Drainage Systems, Inc. 360 50
Air Products and Chemicals, Inc. 855 252
Albemarle Corp. 580 68
Alcoa Corp. 2,159 98
Amcor PLC 2,982 134
Anglogold Ashanti PLC 3,558 282
AptarGroup, Inc. 565 76
Armstrong World Industries, Inc. 573 100
ATI, Inc.(Æ) 772 145
Axalta Coating Systems, Ltd.(Æ) 1,917 69
Ball Corp. 1,794 116
Builders FirstSource , Inc.(Æ) 1,485 99
Carpenter Technology Corp. 389 202
CF Industries Holdings, Inc. 2,357 295
Coeur Mining, Inc. 8,673 129
Core & Main, Inc. Class A(Æ) 1,213 53
Crown Holdings, Inc. 707 83
Darling Ingredients, Inc.(Æ) 2,175 132
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dow, Inc. 4,828 146
Eastman Chemical Co. 673 47
Ecolab, Inc. 989 275
Element Solutions, Inc. 1,397 51
Fabrinet(Æ) 235 102
Fastenal Co. 6,424 306
Fortune Brands Innovations, Inc. 1,024 50
Freeport-McMoRan, Inc. 3,734 234
General Electric Co. 1,119 403
ITT, Inc. 840 165
Johnson Controls International PLC 1,934 284
Linde PLC 1,215 581
LKQ Corp. 2,493 56
LyondellBasell Industries NV Class A 2,753 171
Martin Marietta Materials, Inc. 127 67
Masco Corp. 757 54
Modine Manufacturing Co.(Æ) 633 127
Mohawk Industries, Inc.(Æ) 420 52
NewMarket Corp. 62 53
Newmont Corp. 7,440 697
Nucor Corp. 1,592 410
Owens Corning 289 40
Packaging Corp. of America 352 86
PPG Industries, Inc. 1,963 217
Qnity Electronics, Inc. 750 98
Reliance, Inc. 611 248
Royal Gold, Inc. 710 141
RPM International, Inc. 754 81
Sherwin-Williams Co. (The) 313 107
Simpson Manufacturing Co., Inc. 529 99
Smurfit WestRock PLC 3,716 171
Southern Copper Corp. 565 103
SPX Technologies, Inc.(Æ) 268 59
Steel Dynamics, Inc. 732 184
Timken Co. (The) 289 40
Trane Technologies PLC 1,208 550
Valmont Industries, Inc. 123 59
Vulcan Materials Co. 254 68
Watsco , Inc. 132 41
9,264
Producer Durables - 8.3%
3M Co. 745 131
AECOM 1,339 97
AGCO Corp. 402 41
Allison Transmission Holdings, Inc. 966 111
AMETEK, Inc. 1,085 262
Amphenol Corp. Class A 3,538 569
AO Smith Corp. 1,104 66
Applied Industrial Technologies, Inc. 401 138
Aptiv PLC(Æ) 1,370 77
Automatic Data Processing, Inc. 548 146
Avery Dennison Corp. 1,023 174
Bloom Energy Corp. Class A(Æ) 907 187
Boeing Co. (The)(Æ) 633 137
Booz Allen Hamilton Holding Corp. 936 65
BWX Technologies, Inc. 668 113
Carlisle Cos., Inc. 227 82
Caterpillar, Inc. 1,136 926
CH Robinson Worldwide, Inc. 960 142

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cintas Corp. 1,575 322
Clean Harbors, Inc.(Æ) 398 124
CNH Industrial NV 5,564 57
Comfort Systems USA, Inc. 295 510
Corpay , Inc.(Æ) 460 176
Crane Co. 251 54
CSX Corp. 6,434 324
Cummins, Inc. 801 508
Deere & Co. 560 332
Delta Air Lines, Inc. 6,210 543
Donaldson Co., Inc. 1,048 99
Dover Corp. 1,224 250
Dycom Industries, Inc.(Æ) 325 130
EMCOR Group, Inc. 289 230
Emerson Electric Co. 1,452 218
Equifax, Inc. 257 44
Everus Construction Group, Inc.(Æ) 504 63
ExlService Holdings, Inc.(Æ) 2,308 78
Expeditors International of Washington, Inc. 1,876 315
FedEx Corp. 2,598 799
FedEx Freight Holding Co., Inc.(Æ) 550 77
Fortive Corp. 2,023 120
FTAI Aviation, Ltd. 272 56
FTI Consulting, Inc.(Æ) 488 78
Gartner, Inc.(Æ) 841 127
Gates Industrial Corp., Ltd.(Æ) 2,351 66
GE Vernova , Inc. 838 830
Generac Holdings, Inc.(Æ) 429 85
General Dynamics Corp. 1,116 428
Gentex Corp. 3,393 79
Graco, Inc. 1,191 95
HEICO Corp. 402 143
HEICO Corp. Class A 218 56
Hexcel Corp. 589 61
Honeywell Aerospace, Inc.(Æ) 406 84
Honeywell International, Inc. 406 99
Howmet Aerospace, Inc. 1,385 391
Huntington Ingalls Industries, Inc. 300 98
IDEX Corp. 601 138
IES Holdings, Inc.(Æ) 109 81
Illinois Tool Works, Inc. 805 231
Ingersoll Rand, Inc. 903 75
Jacobs Solutions, Inc. 457 62
JB Hunt Transport Services, Inc. 695 189
Keysight Technologies, Inc.(Æ) 1,131 361
Kirby Corp.(Æ) 916 120
Knight-Swift Transportation Holdings, Inc. 558 39
L3Harris Technologies, Inc. 758 210
Lamb Weston Holdings, Inc. 1,063 56
Landstar System, Inc. 353 62
Lincoln Electric Holdings, Inc. 464 121
Littelfuse , Inc. 104 46
MarketAxess Holdings, Inc. 315 51
MasTec , Inc.(Æ) 403 106
MSA Safety, Inc. 248 47
MSC Industrial Direct Co., Inc. Class A 760 94
Mueller Industries, Inc. 2,476 164
Murphy USA, Inc. 179 109
Nextpower , Inc. Class A(Æ) 1,401 126
Nordson Corp. 439 131
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Norfolk Southern Corp. 408 137
Northrop Grumman Corp. 199 108
Old Dominion Freight Line, Inc. 1,304 277
Oshkosh Corp. 562 80
Otis Worldwide Corp. 989 71
PACCAR, Inc. 1,879 249
Parker-Hannifin Corp. 502 490
Paychex, Inc. 1,612 188
Pentair PLC 1,093 71
Powell Industries, Inc. 285 59
Quanta Services, Inc. 495 330
Ralliant Corp. 631 41
RBC Bearings, Inc.(Æ) 215 119
Regal Rexnord Corp. 593 122
Republic Services, Inc. 450 95
Rockwell Automation, Inc. 541 260
Rollins, Inc. 2,284 87
Ryder System, Inc. 419 107
Saia, Inc.(Æ) 294 102
Snap-on, Inc. 438 180
Southwest Airlines Co. 3,426 154
Stanley Black & Decker, Inc. 985 93
Sterling Infrastructure, Inc.(Æ) 350 209
Sunbelt Rentals Holdings, Inc. 1,514 109
Teledyne Technologies, Inc.(Æ) 480 315
Tetra Tech, Inc. 2,460 82
Textron, Inc. 1,771 151
Toast, Inc. Class A(Æ) 3,287 106
Toro Co. (The) 958 88
Trade Desk, Inc. (The) Class A(Æ) 5,019 91
TransDigm Group, Inc. 67 84
TransUnion 1,595 125
Trimble, Inc.(Æ) 2,323 131
Union Pacific Corp. 1,552 453
United Airlines Holdings, Inc.(Æ) 3,754 455
United Parcel Service, Inc. Class B 5,880 613
United Rentals, Inc. 289 312
Veralto Corp. 1,480 139
Verisk Analytics, Inc. 722 141
Vertiv Holdings Co. Class A 1,824 441
Vontier Corp. 1,794 58
W.W. Grainger, Inc. 303 419
Waste Management, Inc. 663 150
Watts Water Technologies, Inc. Class A 340 118
WESCO International, Inc. 336 115
Westinghouse Air Brake Technologies Corp. 1,195 348
Woodward, Inc. 388 140
XPO, Inc.(Æ) 1,299 261
Xylem, Inc. 568 66
Zebra Technologies Corp. Class A(Æ) 396 116
23,488
Technology - 42.5%
Accenture PLC Class A 6,662 1,105
Adobe, Inc.(Æ) 4,553 1,140
Advanced Micro Devices, Inc.(Æ) 5,673 2,701
Airbnb, Inc. Class A(Æ) 1,771 268
Akamai Technologies, Inc.(Æ) 489 56
Allegion PLC 383 60
Allegro MicroSystems , Inc.(Æ) 1,416 59

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alphabet, Inc. Class A 27,093 9,649
Alphabet, Inc. Class C 15,012 5,354
Amdocs, Ltd. 1,447 81
Amkor Technology, Inc. 1,057 53
Analog Devices, Inc. 826 304
Apple, Inc. 60,170 18,587
Applied Materials, Inc. 2,678 1,360
Applied Optoelectronics, Inc.(Æ) 523 49
AppLovin Corp. Class A(Æ) 528 209
Arista Networks, Inc.(Æ) 4,043 729
Arrow Electronics, Inc.(Æ) 831 180
AST SpaceMobile , Inc.(Æ) 565 33
Astera Labs, Inc.(Æ) 776 242
Autodesk, Inc.(Æ) 1,208 283
Avnet, Inc. 1,097 97
BILL Holdings, Inc.(Æ) 1,345 61
Bio-Techne Corp. 1,097 79
Block, Inc.(Æ) 2,982 242
Booking Holdings, Inc. 1,888 364
Broadcom, Inc. 17,004 6,619
Broadridge Financial Solutions, Inc. 1,217 187
CACI International, Inc. Class A(Æ) 200 100
Cadence Design Systems, Inc.(Æ) 1,020 347
CDW Corp. 1,224 181
Chime Financial, Inc. Class A(Æ) 2,659 61
Ciena Corp.(Æ) 1,140 430
Cirrus Logic, Inc.(Æ) 561 73
Cisco Systems, Inc. 22,455 2,605
Cloudflare, Inc. Class A(Æ) 901 251
Cognex Corp. 1,886 123
Cognizant Technology Solutions Corp.
Class A 6,387 354
Coherent Corp.(Æ) 694 182
Corning, Inc. 1,982 274
Corteva, Inc. 1,806 142
Credo Technology Group Holding, Ltd.(Æ) 1,251 259
Crowdstrike Holdings, Inc. Class A(Æ) 3,666 700
Datadog, Inc. Class A(Æ) 1,949 522
Dell Technologies, Inc. Class C 851 345
DigitalOcean Holdings, Inc.(Æ) 426 50
DocuSign, Inc.(Æ) 1,242 68
Dolby Laboratories, Inc. Class A 1,569 92
DoorDash , Inc. Class A(Æ) 1,494 293
Dropbox, Inc. Class A(Æ) 1,886 61
Dynatrace, Inc.(Æ) 2,320 103
EchoStar Corp. Class A(Æ) 694 58
Electronic Arts, Inc. 1,122 235
Entegris , Inc. 905 108
EPAM Systems, Inc.(Æ) 563 59
Etsy, Inc.(Æ) 752 61
Everpure , Inc. Class A(Æ) 2,951 228
F5, Inc.(Æ) 892 359
Fair Isaac Corp.(Æ) 50 56
Fidelity National Information Services, Inc. 1,834 82
Fiserv, Inc.(Æ) 1,439 78
Flex, Ltd.(Æ) 1,614 184
FormFactor , Inc.(Æ) 526 56
Fortinet, Inc.(Æ) 3,124 506
Genpact, Ltd. 1,654 58
GlobalFoundries, Inc. 806 40
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoDaddy, Inc. Class A(Æ) 1,930 160
Hewlett Packard Enterprise Co. 6,468 310
HP, Inc. 7,626 208
HubSpot, Inc.(Æ) 233 55
Intel Corp.(Æ) 12,612 1,138
International Business Machines Corp. 1,296 290
Intuit, Inc. 3,163 1,000
Jabil, Inc. 346 109
Jack Henry & Associates, Inc. 633 98
KLA Corp. 3,938 720
Lam Research Corp. 4,230 1,239
Lattice Semiconductor Corp.(Æ) 1,507 187
Leidos Holdings, Inc. 975 113
Lumentum Holdings, Inc.(Æ) 307 219
Lyft, Inc. Class A(Æ) 4,300 68
MACOM Technology Solutions Holdings,
Inc.(Æ) 426 107
Manhattan Associates, Inc.(Æ) 320 61
Maplebear , Inc.(Æ) 738 33
Marvell Technology, Inc. 2,438 457
Meta Platforms, Inc. Class A 7,699 4,286
Microchip Technology, Inc. 2,012 149
Micron Technology, Inc. 4,262 3,508
Microsoft Corp. 31,256 14,525
Millicom International Cellular SA 687 66
MKS, Inc. 362 108
MongoDB, Inc.(Æ) 230 78
Monolithic Power Systems, Inc. 301 429
Motorola Solutions, Inc. 1,339 583
MSCI, Inc. 181 104
NetApp, Inc. 541 97
NVIDIA Corp. 91,876 18,444
Okta, Inc.(Æ) 336 48
ON Semiconductor Corp.(Æ) 2,815 230
Onto Innovation, Inc.(Æ) 264 68
Oracle Corp. 1,613 209
Palantir Technologies, Inc. Class A(Æ) 3,832 472
Palo Alto Networks, Inc.(Æ) 2,023 671
Paycom Software, Inc. 467 77
PayPal Holdings, Inc. 3,519 201
Pinterest, Inc. Class A(Æ) 3,778 91
PTC, Inc.(Æ) 1,404 193
Qorvo, Inc.(Æ) 1,480 134
QUALCOMM, Inc. 3,918 578
Rambus, Inc.(Æ) 800 73
Reddit, Inc. Class A(Æ) 1,046 147
ROBLOX Corp. Class A(Æ) 1,752 62
Roku, Inc.(Æ) 1,306 189
Roper Technologies, Inc. 1,589 623
Salesforce, Inc. 7,813 1,438
Samsara, Inc. Class A(Æ) 1,548 58
Sandisk Corp.(Æ) 484 588
Sanmina Corp.(Æ) 340 63
Science Applications International Corp. 494 58
Semtech Corp.(Æ) 616 73
ServiceNow, Inc.(Æ) 3,382 376
SiTime Corp.(Æ) 146 78
Skyworks Solutions, Inc. 2,756 172
Snowflake, Inc.(Æ) 366 107
Spotify Technology SA(Æ) 621 310

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SS&C Technologies Holdings, Inc. 1,682 130
Super Micro Computer, Inc.(Æ) 6,216 177
Synopsys, Inc.(Æ) 746 290
Take-Two Interactive Software, Inc.(Æ) 817 198
TD SYNNEX Corp. 1,153 295
Teradyne, Inc. 1,125 414
Texas Instruments, Inc. 2,194 605
TTM Technologies, Inc.(Æ) 672 78
Twilio, Inc. Class A(Æ) 925 183
Uber Technologies, Inc.(Æ) 3,128 220
UiPath, Inc. Class A(Æ) 4,238 54
Universal Display Corp. 686 55
VeriSign, Inc. 884 256
Viavi Solutions, Inc.(Æ) 1,430 53
Western Digital Corp. 1,138 620
Workday, Inc. Class A(Æ) 881 141
Zoom Communications, Inc.(Æ) 3,521 338
Zscaler, Inc.(Æ) 569 86
120,464
Utilities - 3.3%
AES Corp. (The) 4,471 66
Alliant Energy Corp. 989 70
American Water Works Co., Inc. 530 71
APA Corp. 5,001 187
AT&T, Inc. 44,665 1,038
Atmos Energy Corp. 754 130
CenterPoint Energy, Inc. 1,584 67
Chord Energy Corp. 638 90
CMS Energy Corp. 1,012 73
ConocoPhillips 9,928 1,196
Consolidated Edison, Inc. 2,806 305
Constellation Energy Corp. 455 119
Dominion Energy, Inc. 1,078 75
DT Midstream, Inc. 533 74
DTE Energy Co. 604 86
Duke Energy Corp. 1,086 136
Edison International 3,634 267
Entergy Corp. 1,110 119
Eversource Energy 3,299 236
Exelon Corp. 7,872 361
Expand Energy Corp. 1,966 185
FirstEnergy Corp. 1,556 75
IDACORP, Inc. 475 68
National Fuel Gas Co. 1,113 92
NextEra Energy, Inc. 1,980 172
NiSource, Inc. 1,803 80
NRG Energy, Inc. 592 79
Ovintiv , Inc. 3,795 237
Permian Resources Corp. Class A 10,142 216
PG&E Corp. 22,506 391
Pinnacle West Capital Corp. 797 80
Sempra 1,063 94
Southern Co. (The) 2,664 252
T-Mobile US, Inc. 3,496 604
UGI Corp. 2,112 76
Verizon Communications, Inc. 33,820 1,583
Vistra Corp. 681 101
WEC Energy Group, Inc. 712 78
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xcel Energy, Inc. 1,290 101
9,330
Total Common Stocks
(cost $109,797) 277,672
Warrants and Rights - 0.0%
ABIOMED, Inc.(Æ)(Š)
Rights 505 —
Hologic, Inc.(Æ)(Š)
Rights 1,607 —
Walgreens Boots Alliance, Inc.(Æ)(Š)
Rights 7,568 4
Total Warrants and Rights
(cost $5) 4
Short-Term Investments - 1.9%
U.S. Cash Management Fund(@) 5,372,433
(∞)
5,371
Total Short-Term Investments
(cost $5,371) 5,371
Total Investments - 100.0%
(identified cost $115,173) 283,047
Other Assets and Liabilities,
Net - 0.0%
117
Net Assets - 100.0%
283,164

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 10 USD 3,760 09/26 (5)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 31,354 $ — $ —
$ —
$ 31,354
Consumer Staples 7,596 — —
—
7,596
Energy 12,806 — —
—
12,806
Financial Services 37,347 — —
—
37,347
Health Care 26,023 — —
—
26,023
Materials and Processing 9,264 — —
—
9,264
Producer Durables 23,488 — —
—
23,488
Technology 120,464 — —
—
120,464
Utilities 9,330 — —
—
9,330
Warrants and Rights — — 4 — 4
Short-Term Investments — — — 5,371 5,371
Total Investments
277,672 — 4 5,371 283,047
Other Financial Instruments
Liabilities
Futures Contracts (5) — — — (5)
Total Other Financial Instruments
*
$ (5) $ — $ — $ — $ (5)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 11
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 14,187 $ 38,698 $ 47,514 $ — $ — $ 5,371 $ 219 $ —

Russell Investment Company
Equity Income Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.5%
Consumer Discretionary - 13.6%
Abercrombie & Fitch Co. Class A(Æ) 5,718 569
Amazon.com, Inc.(Æ) 30,779 8,359
APi Group Corp.(Æ) 2,975 118
Best Buy Co., Inc. 2,302 199
Carnival Corp., Ltd. 3,875 108
Comcast Corp. Class A 70,231 1,683
Curtiss-Wright Corp. 320 232
Diageo PLC - ADR 7,564 666
Dillard's, Inc. Class A 158 93
Dollar General Corp. 7,163 910
eBay, Inc. 3,773 430
Ferguson Enterprises, Inc. 622 146
Five Below, Inc.(Æ) 468 102
Ford Motor Co. 29,026 426
Gap, Inc. (The) 5,407 109
Garmin, Ltd. 1,329 390
General Motors Co. 9,272 824
Hubbell, Inc. 453 214
Macy's, Inc. 5,692 141
McDonald's Corp. 3,108 841
NIKE, Inc. Class B 5,294 221
nVent Electric PLC 1,386 213
Ralph Lauren Corp. 492 187
RB Global, Inc. 1,183 130
Ross Stores, Inc. 1,665 418
RTX Corp. 1,080 232
Target Corp. 1,941 280
TJX Cos., Inc. (The) 2,763 435
Versant Media Group, Inc. 9,488 342
VF Corp. 7,119 102
Walmart, Inc. 7,729 859
Walt Disney Co. (The) 4,448 428
Warner Music Group Corp. Class A 19,272 500
Whirlpool Corp. 1,455 55
Williams-Sonoma, Inc. 823 188
21,150
Consumer Staples - 6.1%
Altria Group, Inc. 3,997 273
Casey's General Stores, Inc. 128 111
Clorox Co. (The) 4,689 448
Coca-Cola Co. (The) 4,294 376
Coca-Cola Europacific Partners PLC 7,728 846
Estee Lauder Cos., Inc. (The) Class A 6,922 581
Hershey Co. (The) 1,080 189
Kimberly-Clark Corp. 8,523 932
Kroger Co. (The) 19,875 1,147
PepsiCo, Inc. 1,481 207
Philip Morris International, Inc. 6,206 1,184
Pilgrim's Pride Corp. 2,582 71
Procter & Gamble Co. (The) 10,033 1,450
Tyson Foods, Inc. Class A 10,000 580
Unilever PLC - ADR 16,832 1,067
9,462
Energy - 7.2%
BP PLC - ADR 22,934 1,037
Chevron Corp. 10,092 1,986
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Devon Energy Corp. 28,473 1,285
Eaton Corp. PLC 543 226
Enbridge, Inc. 15,091 822
EOG Resources, Inc. 1,375 204
EQT Corp. 2,930 156
ExxonMobil Holdings Corp. 10,254 1,594
Magna International, Inc. 6,960 478
Phillips 66 5,943 1,258
Plains GP Holdings, LP 59,184 1,558
SLB, Ltd. 6,468 321
TechnipFMC PLC 1,094 78
Valero Energy Corp. 707 221
11,224
Financial Services - 22.6%
AerCap Holdings NV 3,716 561
Aflac, Inc. 908 116
AGNC Investment Corp.(ö) 15,622 167
Alexandria Real Estate Equities, Inc.(ö) 2,709 139
Allstate Corp. (The) 2,482 655
American Financial Group, Inc. 834 118
Annaly Capital Management, Inc.(ö) 29,798 677
Bank of America Corp. 29,484 1,827
Berkshire Hathaway, Inc. Class B(Æ) 5,504 2,816
BlackRock, Inc. 257 280
Capital One Financial Corp. 3,941 824
Cboe Global Markets, Inc. 898 279
Charles Schwab Corp. (The) 14,296 1,505
Chubb, Ltd. 3,992 1,400
Cincinnati Financial Corp. 1,294 230
Citigroup, Inc. 12,959 1,716
Citizens Financial Group, Inc. 3,310 237
CME Group, Inc. 1,297 347
CNA Financial Corp. 1,945 102
Crown Castle, Inc.(ö) 1,515 116
Everest Group, Ltd. 1,856 694
Fifth Third Bancorp 6,520 368
First American Financial Corp. 11,058 829
First Horizon Corp. 6,072 156
Gaming and Leisure Properties, Inc.(ö) 3,244 145
Global Payments, Inc. 18,957 1,594
Goldman Sachs Group, Inc. (The) 318 324
Hartford Insurance Group, Inc. (The) 1,489 211
Healthcare Realty Trust, Inc.(ö) 6,535 137
Healthpeak Properties, Inc.(ö) 45,251 988
Host Hotels & Resorts, Inc.(ö) 5,522 139
Howard Hughes Holdings, Inc.(Æ) 3,667 234
Huntington Bancshares, Inc. 11,849 202
JPMorgan Chase & Co. 8,659 3,046
KeyCorp 8,221 186
M&T Bank Corp. 3,632 895
Mid-America Apartment Communities, Inc.
(ö) 8,349 1,105
Morgan Stanley 1,417 298
NNN REIT, Inc.(ö) 2,312 110
Northern Trust Corp. 5,614 1,023
Old Republic International Corp. 3,361 145
Omega Healthcare Investors, Inc.(ö) 2,566 130
PNC Financial Services Group, Inc. (The) 720 180
Principal Financial Group, Inc. 1,231 140

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progressive Corp. (The) 1,932 408
Prologis, Inc.(ö) 7,528 1,089
Public Storage(ö) 3,646 1,182
Rayonier, Inc.(ö) 6,603 144
Realty Income Corp.(ö) 3,038 194
Regions Financial Corp. 5,140 159
Rithm Capital Corp.(ö) 13,734 136
Starwood Property Trust, Inc.(ö) 6,601 106
Sun Communities, Inc.(ö) 800 99
T Rowe Price Group, Inc. 1,980 221
TFS Financial Corp. 4,964 91
Travelers Cos., Inc. (The) 754 282
Truist Financial Corp. 6,524 338
US Bancorp 4,381 276
Wells Fargo & Co. 17,628 1,524
Welltower, Inc.(ö) 1,075 252
Western Union Co. (The) 10,826 69
Willis Towers Watson PLC 2,856 959
WP Carey, Inc.(ö) 1,799 132
35,052
Health Care - 12.3%
Abbott Laboratories 5,869 620
AbbVie, Inc. 252 63
Amgen, Inc. 967 373
BioMarin Pharmaceutical, Inc.(Æ) 6,961 418
Boston Scientific Corp.(Æ) 11,125 520
Bristol-Myers Squibb Co. 5,224 341
CVS Health Corp. 16,540 1,727
GE HealthCare Technologies, Inc. 11,060 752
Genmab A/S - ADR(Æ) 11,762 340
Gilead Sciences, Inc. 3,750 488
GSK PLC - ADR 9,492 491
Humana, Inc. 3,487 1,269
Icon PLC(Æ) 4,556 745
Johnson & Johnson 6,884 1,765
Medtronic PLC 21,955 1,875
Merck & Co., Inc. 17,591 2,290
Pfizer, Inc. 28,215 706
QIAGEN NV 3,194 132
Regeneron Pharmaceuticals, Inc. 37 28
ResMed, Inc. 893 188
Royalty Pharma PLC Class A 8,594 502
Sanofi SA - ADR 20,799 896
STERIS PLC 282 65
Stryker Corp. 516 168
Thermo Fisher Scientific, Inc. 58 33
UnitedHealth Group, Inc. 3,137 1,300
Viatris , Inc. 32,525 571
Zoetis, Inc. 6,003 464
19,130
Materials and Processing - 4.0%
Air Products and Chemicals, Inc. 4,405 1,299
Amcor PLC 4,007 180
Amrize , Ltd. 7,207 352
Anglogold Ashanti PLC 4,638 368
Celanese Corp. 7,548 338
DuPont de Nemours, Inc. 6,421 880
Ecolab, Inc. 714 198
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Flavors & Fragrances, Inc. 8,139 645
International Paper Co. 4,264 174
ITT, Inc. 863 169
LyondellBasell Industries NV Class A 2,131 132
Newmont Corp. 5,440 510
O-I Glass, Inc.(Æ) 16,703 119
Royal Gold, Inc. 665 132
Smurfit WestRock PLC 10,641 489
Southern Copper Corp. 677 124
Watsco , Inc. 294 91
6,200
Producer Durables - 6.9%
3M Co. 1,417 250
BWX Technologies, Inc. 590 100
CH Robinson Worldwide, Inc. 1,260 186
CNH Industrial NV 38,012 390
Cummins, Inc. 625 396
Delta Air Lines, Inc. 9,048 791
Emerson Electric Co. 1,543 231
Equifax, Inc. 512 88
Expeditors International of Washington, Inc. 831 140
FedEx Corp. 906 279
FedEx Freight Holding Co., Inc.(Æ) 453 64
Fortive Corp. 13,011 770
General Dynamics Corp. 3,637 1,394
JB Hunt Transport Services, Inc. 607 165
Keysight Technologies, Inc.(Æ) 850 271
L3Harris Technologies, Inc. 2,433 674
Lincoln Electric Holdings, Inc. 464 121
MSC Industrial Direct Co., Inc. Class A 1,143 141
Mueller Industries, Inc. 1,886 125
Parker-Hannifin Corp. 426 416
Paychex, Inc. 1,928 225
Regal Rexnord Corp. 1,926 395
Robert Half, Inc. 3,520 133
Rockwell Automation, Inc. 991 476
Ryder System, Inc. 495 127
Snap-on, Inc. 433 178
Southwest Airlines Co. 4,869 219
Stanley Black & Decker, Inc. 2,511 237
TransDigm Group, Inc. 216 271
United Airlines Holdings, Inc.(Æ) 1,572 191
United Parcel Service, Inc. Class B 3,464 361
United Rentals, Inc. 206 222
Vontier Corp. 15,239 490
Xylem, Inc. 1,076 126
10,643
Technology - 16.4%
Accenture PLC Class A 4,249 705
Adobe, Inc.(Æ) 2,649 663
Alphabet, Inc. Class A 1,754 625
Analog Devices, Inc. 1,455 534
Apple, Inc. 21,594 6,671
Cisco Systems, Inc. 10,317 1,197
Cognex Corp. 1,461 95
Electronic Arts, Inc. 964 202
Fidelity National Information Services, Inc. 13,028 583
GoDaddy, Inc. Class A(Æ) 4,890 405

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hewlett Packard Enterprise Co. 29,254 1,401
Intel Corp.(Æ) 7,377 665
International Business Machines Corp. 2,073 464
Meta Platforms, Inc. Class A 1,679 935
Microchip Technology, Inc. 9,409 699
Microsoft Corp. 12,734 5,918
Millicom International Cellular SA 1,529 146
MongoDB, Inc.(Æ) 488 165
NetApp, Inc. 929 166
Oracle Corp. 2,627 341
QUALCOMM, Inc. 1,003 148
Roper Technologies, Inc. 1,102 432
Salesforce, Inc. 7,061 1,299
Skyworks Solutions, Inc. 1,440 90
TE Connectivity PLC 4,294 883
25,432
Utilities - 7.4%
AES Corp. (The) 8,810 129
American Water Works Co., Inc. 8,274 1,110
AT&T, Inc. 57,443 1,335
ConocoPhillips 9,498 1,144
Dominion Energy, Inc. 5,027 348
Edison International 10,649 781
Entergy Corp. 8,503 915
Eversource Energy 8,507 609
Expand Energy Corp. 1,355 127
NextEra Energy, Inc. 2,327 202
NRG Energy, Inc. 3,088 415
Permian Resources Corp. Class A 5,895 126
Pinnacle West Capital Corp. 14,525 1,467
Sempra 6,240 553
Verizon Communications, Inc. 6,874 322
Xcel Energy, Inc. 23,616 1,847
11,430
Total Common Stocks
(cost $104,114) 149,723
Warrants and Rights - 0.0%
Walgreens Boots Alliance, Inc.(Æ)(Š)
Rights 30,792 16
Total Warrants and Rights
(cost $16) 16
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 5,056,592
(∞)
5,056
Total Short-Term Investments
(cost $5,055) 5,056
Total Investments - 99.8%
(identified cost $109,185) 154,795
Other Assets and Liabilities,
Net - 0.2%
308
Net Assets - 100.0%
155,103

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 15
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 14 USD 5,263 09/26 28
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 28
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 21,150 $ — $ —
$ —
$ 21,150
Consumer Staples 9,462 — —
—
9,462
Energy 11,224 — —
—
11,224
Financial Services 35,052 — —
—
35,052
Health Care 19,130 — —
—
19,130
Materials and Processing 6,200 — —
—
6,200
Producer Durables 10,643 — —
—
10,643
Technology 25,432 — —
—
25,432
Utilities 11,430 — —
—
11,430
Warrants and Rights — — 16 — 16
Short-Term Investments — — — 5,056 5,056
Total Investments
149,723 — 16 5,056 154,795
Other Financial Instruments
Assets
Futures Contracts 28 — — — 28
Total Other Financial Instruments
*
$ 28 $ — $ — $ — $ 28
* Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Equity Income Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 6,385 $ 36,824 $ 38,153 $ — $ — $ 5,056 $ 153 $ —

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks – 103.0%
Consumer Discretionary - 12.8%
Abercrombie & Fitch Co. Class A(Æ) 51,796 5,156
Amazon.com, Inc.(Æ)(Û) 415,197 112,759
Atkore, Inc.(Ð) 21,330 1,556
Autoliv, Inc.(Ð) 6,602 813
AutoZone, Inc.(Æ)(Ð) 2,852 8,602
Axon Enterprise, Inc.(Æ) 3,516 1,856
Best Buy Co., Inc. 28,844 2,488
Callaway Golf Co.(Æ)(Ð) 130,171 2,403
Carnival Corp., Ltd. 78,877 2,194
Carvana Co.(Æ)(Ð) 17,068 1,064
Cava Group, Inc.(Æ) 48,264 3,148
Charter Communications, Inc. Class A(Æ) 4,845 702
Chipotle Mexican Grill, Inc.(Æ) 205,002 7,630
Comcast Corp. Class A 433,495 10,387
Costco Wholesale Corp. 14,929 14,211
Curtiss-Wright Corp. 3,180 2,302
Dana, Inc. 28,759 774
Deckers Outdoor Corp.(Æ) 53,593 5,192
Diageo PLC - ADR 60,960 5,368
Dillard's, Inc. Class A 4,548 2,676
Dollar General Corp. 71,892 9,134
Domino's Pizza, Inc. 14,737 5,120
DraftKings, Inc. Class A(Æ) 156,371 3,672
Expedia Group, Inc. 6,413 1,890
Ford Motor Co. 184,508 2,709
Gap, Inc. (The) 63,180 1,269
General Motors Co.(Û) 227,847 20,247
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 167,788 1,166
Harley-Davidson, Inc.(Ð) 41,395 1,016
Hilton Worldwide Holdings, Inc. 7,576 2,428
Home Depot, Inc. (The) 16,777 5,569
Las Vegas Sands Corp.(Û) 108,240 5,292
Lear Corp. 48,673 6,359
Lennar Corp. Class A 17,317 1,426
Lowe's Cos., Inc. 45,711 9,499
Lululemon Athletica, Inc.(Æ)(Ð) 30,007 3,567
Marriott International, Inc. Class A 18,784 7,003
McDonald's Corp. 29,109 7,878
Netflix, Inc.(Æ) 81,285 5,829
NIKE, Inc. Class B 30,833 1,286
O'Reilly Automotive, Inc.(Æ) 83,688 7,478
Polaris, Inc. 64,347 4,316
RH(Æ)(Ð) 10,708 1,772
Royal Caribbean Cruises, Ltd. 9,821 3,126
RTX Corp. 13,603 2,928
Rush Street Interactive, Inc.(Æ) 25,540 687
Space Exploration Technologies Corp. Class
A(Æ) 12,458 1,350
Target Corp.(Û) 76,287 11,023
Tesla, Inc.(Æ) 57,911 18,022
TJX Cos., Inc. (The) 19,528 3,073
Tractor Supply Co.(Ð) 82,560 2,540
Versant Media Group, Inc. 123,025 4,428
Walmart, Inc. 134,196 14,923
Walt Disney Co. (The) 135,544 13,038
Warner Music Group Corp. Class A 81,674 2,120
Wayfair, Inc. Class A(Æ) 9,657 820
Williams-Sonoma, Inc.(Ð) 12,426 2,841
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 13,410 2,056
Zillow Group, Inc. Class A(Æ)(Û) 27,320 948
391,129
Consumer Staples - 3.3%
Altria Group, Inc. 39,447 2,695
Archer-Daniels-Midland Co.(Û) 105,632 8,374
Casey's General Stores, Inc. 3,959 3,448
Clorox Co. (The)(Ð) 10,270 981
Coca-Cola Co. (The) 48,361 4,236
Estee Lauder Cos., Inc. (The) Class A(Ð) 77,384 6,493
Kenvue, Inc. 64,769 1,246
Kimberly-Clark Corp. 73,960 8,085
Kroger Co. (The) 206,477 11,922
Mondelez International, Inc. Class A 47,797 2,978
Monster Beverage Corp.(Æ)(Û) 224,063 21,595
PepsiCo, Inc. 26,159 3,651
Philip Morris International, Inc. 29,013 5,536
Procter & Gamble Co. (The) 35,765 5,168
Sysco Corp.(Û) 86,666 7,387
Tyson Foods, Inc. Class A(Ð) 100,745 5,839
United Natural Foods, Inc.(Æ) 14,908 758
100,392
Energy - 3.6%
Baker Hughes Co. 151,206 9,147
BP PLC - ADR 201,710 9,121
Chevron Corp. 25,155 4,951
Devon Energy Corp. 287,610 12,980
Eaton Corp. PLC 21,533 8,941
EOG Resources, Inc. 24,547 3,650
ExxonMobil Holdings Corp. 87,932 13,668
First Solar, Inc.(Æ)(Ð) 27,453 5,793
ONEOK, Inc. 23,778 2,159
Patterson-UTI Energy, Inc. 91,832 962
Phillips 66(Û) 57,369 12,144
SLB, Ltd. 109,228 5,417
SolarEdge Technologies, Inc.(Æ) 21,472 885
Valero Energy Corp.(Û) 57,856 18,103
Williams Cos., Inc. (The) 46,014 3,292
111,213
Financial Services - 14.2%
AerCap Holdings NV 32,636 4,925
Affirm Holdings, Inc.(Æ) 19,187 1,372
Aflac, Inc. 30,228 3,853
Alexandria Real Estate Equities, Inc.(ö) 32,262 1,660
Allstate Corp. (The) 27,203 7,184
Ally Financial, Inc. 204,015 8,840
American Express Co. 38,798 13,046
American International Group, Inc. 22,443 1,764
American Tower Corp.(ö) 8,995 1,559
Ameriprise Financial, Inc. 3,470 1,894
Annaly Capital Management, Inc.(ö) 189,117 4,297
Aon PLC Class A 15,797 5,696
Arthur J Gallagher & Co. 20,597 5,137
Bank of America Corp. 298,382 18,485
Bank of New York Mellon Corp. (The) 94,197 14,726
Berkshire Hathaway, Inc. Class B(Æ) 32,103 16,422

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BlackRock, Inc. 3,285 3,582
Blackstone, Inc. 55,389 7,076
Bread Financial Holdings, Inc. 23,787 2,571
Brown & Brown, Inc. 16,934 1,192
Camden Property Trust(Ð)(ö) 58,632 6,497
Capital One Financial Corp. 48,878 10,216
Carlyle Group, Inc. (The) 125,454 5,773
Charles Schwab Corp. (The) 30,436 3,203
Chubb, Ltd. 7,108 2,493
Citigroup, Inc. 133,789 17,720
CME Group, Inc. 9,393 2,515
CNA Financial Corp.(Û) 5,458 286
Corebridge Financial, Inc.(Ð) 228,942 7,141
Cullen/Frost Bankers, Inc.(Ð)(Û) 22,409 3,727
Essex Property Trust, Inc.(Ð)(ö) 17,073 4,851
Evercore, Inc. Class A 17,300 5,546
Federated Hermes, Inc.(Ð) 1,103 66
First American Financial Corp.(Ð) 19,378 1,453
Genworth Financial, Inc.(Æ) 11,400 112
Global Payments, Inc. 165,026 13,875
Globe Life, Inc. 32,858 5,988
Goldman Sachs Group, Inc. (The) 6,267 6,382
Healthpeak Properties, Inc.(ö) 327,049 7,139
Howard Hughes Holdings, Inc.(Æ) 32,067 2,050
Interactive Brokers Group, Inc. Class A(Ð) 115,247 10,141
Intercontinental Exchange, Inc. 10,079 1,537
JPMorgan Chase & Co. 48,631 17,108
KKR & Co., Inc. 15,508 1,573
M&T Bank Corp. 31,954 7,870
Marsh & McLennan Cos., Inc. 12,725 2,414
Mastercard, Inc. Class A 69,521 39,842
MetLife, Inc. 24,003 2,307
Millrose Properties, Inc.(ö) 1,950 55
Mobility Global, Inc. 5,229 107
Moody's Corp. 4,107 1,965
Morgan Stanley 61,841 13,013
Neptune Insurance Holdings, Inc. Class
A(Æ) 8,502 270
NU Holdings, Ltd. Class A(Æ)(Ð) 4,180 60
Piper Sandler Cos. 2,590 196
Popular, Inc. 36,284 6,357
Progressive Corp. (The) 28,325 5,988
Prologis, Inc.(ö) 36,043 5,212
Public Storage(ö) 4,488 1,455
Realty Income Corp.(ö) 33,843 2,161
Reinsurance Group of America, Inc.(Û) 27,139 6,428
Robinhood Markets, Inc. Class A(Æ) 18,666 1,616
S&P Global, Inc. 8,793 3,622
Selective Insurance Group, Inc. 18,676 1,770
Stifel Financial Corp. 75,369 6,249
StoneX Group, Inc.(Æ) 76,774 5,879
Synchrony Financial 82,810 6,276
Travelers Cos., Inc. (The) 7,789 2,916
Truist Financial Corp. 47,201 2,447
Unum Group 512 44
US Bancorp 55,836 3,518
VICI Properties, Inc.(ö) 59,693 1,573
Visa, Inc. Class A 30,565 11,191
Wells Fargo & Co. 210,002 18,155
Welltower, Inc.(ö) 11,891 2,788
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Willis Towers Watson PLC 25,653 8,617
435,034
Health Care - 9.9%
Abbott Laboratories 79,359 8,388
AbbVie, Inc. 54,651 13,714
Agilent Technologies, Inc. 62,929 8,708
Align Technology, Inc.(Æ) 37,566 6,355
Amgen, Inc. 7,476 2,879
Becton Dickinson & Co. 11,110 1,840
BioMarin Pharmaceutical, Inc.(Æ) 62,311 3,740
Boston Scientific Corp.(Æ) 122,451 5,722
Bristol-Myers Squibb Co. 44,991 2,938
Cardinal Health, Inc. 10,928 2,514
Cencora, Inc. 6,803 2,118
Centene Corp.(Æ)(Û) 150,927 9,391
Cigna Group (The) 9,842 2,746
Corcept Therapeutics, Inc.(Æ)(Û) 33,236 3,805
CVS Health Corp. 153,728 16,054
Dexcom, Inc.(Æ) 22,183 1,851
Edwards Lifesciences Corp.(Æ)(Û) 127,700 10,991
Elevance Health, Inc. 7,631 2,868
Eli Lilly & Co. 19,404 22,292
Exelixis, Inc.(Æ)(Û) 58,331 3,093
GE HealthCare Technologies, Inc.(Ð) 62,518 4,253
Genmab A/S - ADR(Æ) 104,293 3,011
Gilead Sciences, Inc. 33,642 4,381
GSK PLC - ADR 86,192 4,455
HCA Healthcare, Inc. 5,899 2,375
Humana, Inc. 2,463 896
Icon PLC(Æ) 40,357 6,601
IDEXX Laboratories, Inc.(Æ) 14,117 7,892
Intuitive Surgical, Inc.(Æ) 6,717 2,373
Johnson & Johnson 60,612 15,538
Lantheus Holdings, Inc.(Æ)(Ð) 13,714 1,367
Liquidia Corp.(Æ)(Ð) 12,535 1,054
McKesson Corp. 2,849 2,439
Medtronic PLC 124,660 10,645
Merck & Co., Inc. 54,506 7,097
Molina Healthcare, Inc.(Æ) 22,530 4,407
Natera, Inc.(Æ)(Û) 22,993 6,157
Neurocrine Biosciences, Inc.(Æ)(Û) 6,524 1,088
Omnicell, Inc.(Æ) 17,212 609
Oscar Health, Inc. Class A(Æ) 52,881 1,651
Pfizer, Inc. 241,882 6,050
Quest Diagnostics, Inc. 10,950 2,551
Regeneron Pharmaceuticals, Inc.(Û) 15,090 11,508
ResMed, Inc. 7,613 1,606
Royalty Pharma PLC Class A 76,039 4,443
Stryker Corp. 20,029 6,523
Thermo Fisher Scientific, Inc. 9,813 5,636
Ultragenyx Pharmaceutical, Inc.(Æ) 123,911 3,087
UnitedHealth Group, Inc. 35,692 14,791
Vertex Pharmaceuticals, Inc.(Æ) 12,903 6,156
Viatris, Inc. 286,883 5,038
West Pharmaceutical Services, Inc.(Ð) 18,654 6,360
Zoetis, Inc.(Ð)(Û) 86,199 6,662
300,707

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 3.6%
Air Products and Chemicals, Inc. 6,852 2,021
Albemarle Corp. 32,687 3,845
Amrize, Ltd. 63,620 3,112
Anglogold Ashanti PLC(Û) 83,825 6,649
ATI, Inc.(Æ) 1,680 315
Boise Cascade Co. 22,189 1,695
Carrier Global Corp. 19,796 1,224
Celanese Corp. 69,706 3,117
Commercial Metals Co. 33,937 2,332
Copart, Inc.(Æ) 103,609 3,017
Crown Holdings, Inc. 65,241 7,689
Ecolab, Inc. 10,485 2,911
Fastenal Co. 47,361 2,260
Freeport-McMoRan, Inc. 43,362 2,716
General Electric Co. 41,279 14,863
Installed Building Products, Inc.(Ð) 3,308 737
James Hardie Industries PLC(Æ)(Ð)(Û) 188,905 4,966
Johnson Controls International PLC 18,463 2,708
Legence Corp. Class A(Æ)(Ð) 24,289 1,553
Linde PLC 19,571 9,362
Martin Marietta Materials, Inc. 3,143 1,650
Newmont Corp. 39,846 3,734
O-I Glass, Inc.(Æ) 133,226 953
Qnity Electronics, Inc. 21,997 2,886
Rogers Corp.(Æ) 1,215 150
Rush Enterprises, Inc. Class A 21,682 1,730
Smurfit WestRock PLC 96,899 4,454
Solstice Advanced Materials, Inc.(Ð) 45,560 2,741
Trane Technologies PLC 11,755 5,348
Trex Co., Inc.(Æ) 37,688 1,634
Vulcan Materials Co. 11,787 3,166
Watsco, Inc.(Ð) 7,574 2,343
Westlake Corp.(Ð) 36,759 2,591
110,472
Producer Durables - 8.4%
3M Co. 10,091 1,779
American Airlines Group, Inc.(Æ) 344,851 5,266
Amphenol Corp. Class A 101,157 16,256
Argan, Inc. 9,848 5,618
Automatic Data Processing, Inc. 6,017 1,603
Boeing Co. (The)(Æ) 9,224 1,994
Canadian Pacific Kansas City, Ltd. 31,726 2,820
Caterpillar, Inc. 7,958 6,484
CH Robinson Worldwide, Inc. 35,969 5,314
Cintas Corp. 9,477 1,939
CNH Industrial NV 327,517 3,357
Comfort Systems USA, Inc.(Û) 4,652 8,047
CSX Corp. 59,711 3,009
Deere & Co. 8,635 5,118
Delta Air Lines, Inc. 76,741 6,710
EMCOR Group, Inc.(Û) 11,358 9,057
FedEx Corp. 12,035 3,700
FedEx Freight Holding Co., Inc.(Æ) 6,017 846
Fluor Corp.(Æ) 71,554 3,590
Gartner, Inc.(Æ) 4,513 682
GE Vernova, Inc. 8,494 8,412
Graco, Inc. 73,897 5,866
Honeywell Aerospace, Inc.(Æ) 5,550 1,147
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Honeywell International, Inc. 5,550 1,349
Howmet Aerospace, Inc. 19,607 5,534
Huntington Ingalls Industries, Inc. 12,975 4,236
Illinois Tool Works, Inc. 7,772 2,230
Itron, Inc.(Æ) 826 82
JB Hunt Transport Services, Inc.(Û) 21,318 5,793
Keysight Technologies, Inc.(Æ) 13,493 4,305
Knight-Swift Transportation Holdings, Inc. 74,499 5,180
Lamb Weston Holdings, Inc. 37,288 1,959
Landstar System, Inc. 33,659 5,883
Lockheed Martin Corp. 3,996 2,329
Magna International, Inc. 61,375 4,210
Mueller Industries, Inc. 135,282 8,984
Norfolk Southern Corp. 7,619 2,556
Northrop Grumman Corp. 9,615 5,216
Old Dominion Freight Line, Inc. 7,790 1,653
PACCAR, Inc. 26,206 3,477
Parker-Hannifin Corp. 3,290 3,213
Paychex, Inc. 20,885 2,440
Powell Industries, Inc.(Ð) 12,143 2,534
Quanta Services, Inc. 4,839 3,229
QuantumScape Corp.(Æ)(Ð) 183,928 960
Ralliant Corp. 52,937 3,460
Regal Rexnord Corp. 17,120 3,514
Republic Services, Inc. 11,688 2,461
Rockwell Automation, Inc. 6,981 3,351
Ryder System, Inc. 18,499 4,744
Schneider National, Inc. Class B 57,825 2,067
Scotts Miracle-Gro Co. (The)(Ð) 48,664 3,196
Southwest Airlines Co. 170,939 7,687
Teledyne Technologies, Inc.(Æ) 3,768 2,470
Trade Desk, Inc. (The) Class A(Æ)(Ð) 38,884 701
TransDigm Group, Inc. 1,351 1,695
TransUnion 64,890 5,102
TriNet Group, Inc.(Û) 17,687 1,164
Tutor Perini Corp. 21,556 1,805
U-Haul Holding Co.(Æ)(Ð) 12,243 868
Union Pacific Corp. 9,797 2,862
United Airlines Holdings, Inc.(Æ) 22,402 2,718
United Parcel Service, Inc. Class B 19,471 2,029
United Rentals, Inc. 3,297 3,558
Verisk Analytics, Inc. 23,594 4,597
Vontier Corp. 138,803 4,460
Waste Management, Inc. 12,059 2,732
Werner Enterprises, Inc. 45,350 1,697
Westinghouse Air Brake Technologies Corp. 9,304 2,706
257,610
Technology - 43.9%
Accenture PLC Class A 38,939 6,461
Adobe, Inc.(Æ) 30,571 7,655
Advanced Micro Devices, Inc.(Æ) 42,545 20,258
Airbnb, Inc. Class A(Æ) 13,725 2,080
Alphabet, Inc. Class A 349,118 124,331
Alphabet, Inc. Class C(Û) 184,407 65,769
Apple, Inc.(Û) 526,265 162,569
Applied Materials, Inc. 45,629 23,165
Arista Networks, Inc.(Æ) 31,293 5,644
ASML Holding NV 2,481 4,042
Atlassian Corp. Class A(Æ) 23,367 2,360

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Autodesk, Inc.(Æ) 6,615 1,549
Booking Holdings, Inc.(Û) 76,209 14,701
Broadcom, Inc.(Û) 207,425 80,746
Broadridge Financial Solutions, Inc. 7,825 1,205
Cadence Design Systems, Inc.(Æ) 14,753 5,016
Cargurus, Inc.(Æ) 28,424 1,030
Chime Financial, Inc. Class A(Æ) 59,589 1,370
Cirrus Logic, Inc.(Æ)(Ð) 30,585 3,956
Cisco Systems, Inc. 84,085 9,753
Clear Secure, Inc. Class A 51,337 2,836
Cognizant Technology Solutions Corp.
Class A 42,405 2,347
CommVault Systems, Inc.(Æ) 26,160 3,082
Corning, Inc. 12,533 1,733
Corteva, Inc. 26,467 2,083
Crowdstrike Holdings, Inc. Class A(Æ)(Ð) 153,467 29,291
Datadog, Inc. Class A(Æ) 13,664 3,662
DocuSign, Inc.(Æ) 66,767 3,661
DoorDash, Inc. Class A(Æ) 24,263 4,759
Dropbox, Inc. Class A(Æ)(Ð) 248,035 8,076
Etsy, Inc.(Æ) 5,437 444
Fiserv, Inc.(Æ) 19,305 1,041
Fortinet, Inc.(Æ) 90,335 14,630
GoDaddy, Inc. Class A(Æ) 44,647 3,694
Hewlett Packard Enterprise Co. 76,661 3,672
Ingram Micro Holding Corp. 52,158 1,471
Intel Corp.(Æ) 100,903 9,102
International Business Machines Corp. 14,046 3,141
Intuit, Inc. 5,177 1,636
KBR, Inc.(Û) 53,837 1,971
KLA Corp. 117,401 21,463
Kulicke & Soffa Industries, Inc. 834 74
Kyndryl Holdings, Inc.(Æ) 255,550 3,463
Lam Research Corp. 39,394 11,543
Manhattan Associates, Inc.(Æ) 19,064 3,648
Maplebear, Inc.(Æ)(Ð) 124,869 5,569
Match Group, Inc.(Ð) 155,369 6,123
Meta Platforms, Inc. Class A 97,861 54,480
Micron Technology, Inc. 63,212 52,025
Microsoft Corp.(Ð) 296,284 137,689
Millicom International Cellular SA 36,870 3,520
Monolithic Power Systems, Inc. 3,559 5,075
Motorola Solutions, Inc. 7,856 3,423
Nutanix, Inc. Class A(Æ) 80,688 4,761
NVIDIA Corp.(Û) 992,148 199,174
NXP Semiconductors NV 23,464 5,377
ON Semiconductor Corp.(Æ) 38,755 3,163
Palantir Technologies, Inc. Class A(Æ) 70,569 8,684
Palo Alto Networks, Inc.(Æ) 23,329 7,741
Pattern Group, Inc. Class A(Æ)(Ð) 22,580 520
PayPal Holdings, Inc. 25,874 1,480
Pinterest, Inc. Class A(Æ) 173,751 4,172
QUALCOMM, Inc. 34,888 5,150
Reddit, Inc. Class A(Æ) 15,115 2,126
ROBLOX Corp. Class A(Æ) 122,008 4,344
Roper Technologies, Inc. 12,060 4,727
Salesforce, Inc. 63,703 11,723
Sandisk Corp.(Æ)(Û) 4,660 5,661
Seagate Technology Holdings PLC 15,187 13,002
SentinelOne, Inc. Class A(Æ) 139,397 2,657
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ServiceNow, Inc.(Æ) 73,680 8,195
Snap, Inc. Class A(Æ) 298,729 1,401
Snowflake, Inc.(Æ) 32,474 9,524
Super Micro Computer, Inc.(Æ) 42,672 1,212
Synopsys, Inc.(Æ)(Ð) 19,738 7,673
TE Connectivity PLC 12,453 2,562
Teradyne, Inc. 16,420 6,038
Texas Instruments, Inc. 61,099 16,847
Tyler Technologies, Inc.(Æ) 3,117 965
Uber Technologies, Inc.(Æ) 37,200 2,617
Varonis Systems, Inc.(Æ) 122,027 4,875
VeriSign, Inc. 32,183 9,334
Western Digital Corp.(Û) 44,958 24,495
Workday, Inc. Class A(Æ) 7,531 1,208
Zscaler, Inc.(Æ)(Ð) 27,890 4,217
1,339,712
Utilities - 3.3%
American Electric Power Co., Inc. 20,164 2,578
American Water Works Co., Inc. 12,598 1,690
AT&T, Inc. 584,564 13,591
ConocoPhillips(Û) 152,112 18,327
Consolidated Edison, Inc. 19,745 2,149
Duke Energy Corp. 17,089 2,144
Edison International 67,602 4,960
Entergy Corp. 46,852 5,042
Eversource Energy 52,459 3,756
Exelon Corp. 67,464 3,091
NextEra Energy, Inc. 114,424 9,946
NRG Energy, Inc. 27,950 3,753
Sempra 81,502 7,217
Southern Co. (The) 51,749 4,892
Southwest Gas Holdings, Inc.(Û) 7,806 698
T-Mobile US, Inc. 14,786 2,554
Verizon Communications, Inc. 92,959 4,351
WEC Energy Group, Inc. 18,286 2,001
Xcel Energy, Inc. 100,823 7,884
100,624
Total Common Stocks
(cost $1,803,058) 3,146,893
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 82,425,537 (∞) 82,409
Total Short-Term Investments
(cost $82,404) 82,409
Total Investments - 105.7%
(identified cost $1,885,462) 3,229,302
Securities Sold Short - (5.9)%
Consumer Discretionary - (0.6)%
Advanced Energy Industries, Inc. (7,886) (2,283)
Axon Enterprise, Inc.(Æ) (6,530) (3,446)
Bel Fuse, Inc. Class A (5,979) (1,334)
Dutch Bros, Inc. Class A(Æ) (52,618) (3,464)
Hims & Hers Health, Inc.(Æ) (31,669) (880)
Joby Aviation, Inc.(Æ) (180,946) (1,294)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kontoor Brands, Inc. (37,032) (3,101)
Victoria's Secret & Co.(Æ) (10,441) (926)
(16,728)
Consumer Staples - (0.2)%
Chefs' Warehouse Holdings, Inc. (The)(Æ) (29,307) (3,380)
Philip Morris International, Inc. (11,763) (2,245)
(5,625)
Energy - (0.6)%
Centrus Energy Corp. Class A(Æ) (5,792) (1,025)
Core Natural Resources, Inc. (23,567) (1,882)
DNOW, Inc.(Æ) (223,179) (3,151)
Plug Power, Inc.(Æ) (393,539) (811)
Solaris Energy Infrastructure, Inc. (23,271) (1,196)
Texas Pacific Land Corp. (7,772) (3,129)
Uranium Energy Corp.(Æ) (174,918) (1,679)
Viper Energy, Inc. Class A (71,415) (3,186)
Warrior Met Coal, Inc. (19,425) (1,542)
(17,601)
Financial Services - (1.0)%
AGNC Investment Corp.(ö) (279,123) (2,975)
Applied Digital Corp.(Æ) (4,914) (135)
Atlantic Union Bankshares Corp. (78,167) (3,317)
Brown & Brown, Inc. (46,888) (3,301)
Cipher Digital, Inc.(Æ) (22,578) (504)
Compass, Inc. Class A(Æ) (79,557) (906)
Curbline Properties Corp.(ö) (41,826) (1,282)
Erie Indemnity Co. Class A (8,719) (2,110)
HA Sustainable Infrastructure Capital, Inc. (45,564) (1,725)
MARA Holdings, Inc.(Æ) (19,531) (221)
Pinnacle Financial Partners, Inc. (30,986) (3,261)
Rayonier, Inc.(ö) (145,549) (3,170)
Realty Income Corp.(ö) (15,699) (1,003)
Rocket Cos., Inc. Class A(Æ) (241,350) (3,113)
Shift4 Payments, Inc. Class A(Æ) (70,323) (3,727)
UWM Holdings Corp. (314,835) (573)
(31,323)
Health Care - (0.7)%
Acadia Healthcare Co., Inc.(Æ) (110,384) (3,270)
Brookdale Senior Living, Inc.(Æ) (72,259) (1,055)
CG Oncology, Inc.(Æ) (36,849) (2,623)
Globus Medical, Inc. Class A(Æ) (31,685) (2,496)
HealthEquity, Inc.(Æ) (11,965) (1,204)
Immunovant, Inc.(Æ) (21,647) (836)
Kymera Therapeutics, Inc.(Æ) (21,589) (2,232)
RadNet, Inc.(Æ) (50,589) (3,226)
Revolution Medicines, Inc.(Æ) (12,817) (2,404)
Vaxcyte, Inc.(Æ) (36,994) (2,001)
(21,347)
Materials and Processing - (0.4)%
Greif, Inc. Class A (20,610) (1,784)
International Flavors & Fragrances, Inc. (38,683) (3,065)
Knife River Corp.(Æ) (16,597) (1,214)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Perimeter Solutions, Inc.(Æ) (11,820) (362)
Quaker Chemical Corp. (11,956) (1,919)
Royal Gold, Inc. (14,656) (2,907)
Sensient Technologies Corp. (11,028) (1,364)
USA Rare Earth, Inc.(Æ) (14,545) (217)
(12,832)
Producer Durables - (1.3)%
AeroVironment, Inc.(Æ) (20,793) (3,106)
Brady Corp. Class A (6,920) (652)
Casella Waste Systems, Inc. Class A(Æ) (32,015) (2,872)
Construction Partners, Inc. Class A(Æ) (25,014) (2,585)
Dorman Products, Inc.(Æ) (11,969) (1,594)
Federal Signal Corp. (24,680) (3,084)
First Advantage Corp.(Æ) (45,070) (894)
GEO Group, Inc. (The)(Æ) (53,812) (1,662)
GPGI, Inc. (131,274) (1,733)
Ingersoll Rand, Inc. (13,768) (1,148)
JBT Marel Corp. (24,152) (3,344)
Loar Holdings, Inc.(Æ) (36,938) (2,529)
Mirion Technologies, Inc.(Æ) (168,616) (2,526)
NuScale Power Corp.(Æ) (135,019) (1,137)
OSI Systems, Inc.(Æ) (12,108) (2,681)
Teledyne Technologies, Inc.(Æ) (4,932) (3,233)
TransUnion (16,140) (1,269)
Uniti Group, Inc.(Æ) (130,700) (1,270)
Willscot Holdings Corp. (152,294) (3,698)
(41,017)
Technology - (0.9)%
Applied Optoelectronics, Inc.(Æ) (1,961) (185)
Bentley Systems, Inc. Class B (96,481) (3,419)
Cisco Systems, Inc. (27,369) (3,175)
Coherent Corp.(Æ) (13,541) (3,560)
Crane NXT Co. (35,101) (1,823)
D-Wave Quantum, Inc.(Æ) (5,150) (93)
Fastly, Inc. Class A(Æ) (28,383) (643)
Hewlett Packard Enterprise Co. (34,921) (1,673)
IonQ, Inc.(Æ) (7,981) (291)
Keel Infrastructure Corp.(Æ) (12,100) (48)
Life360, Inc.(Æ) (27,884) (1,507)
Marvell Technology, Inc. (10,393) (1,949)
Navitas Semiconductor Corp.(Æ) (16,046) (174)
Ondas, Inc.(Æ) (37,858) (284)
Photronics, Inc.(Æ) (11,945) (362)
Samsara, Inc. Class A(Æ) (103,783) (3,868)
Sanmina Corp.(Æ) (14,608) (2,711)
TTM Technologies, Inc.(Æ) (26,525) (3,062)
(28,827)
Utilities - (0.2)%
Constellation Energy Corp. (11,414) (2,999)
Crescent Energy Co. Class A (110,948) (1,272)
Otter Tail Corp. (24,021) (2,124)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(6,395)
Total Securities Sold Short
(proceeds $168,210) (181,695)
Other Assets and Liabilities,
Net - 0.2%
6,489
Net Assets - 100.0%
3,054,096

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 23
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 260 USD 38,194 09/26
(882)
S&P 500 E-Mini Index Futures 103 USD 38,724 09/26 (32)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (914)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 391,129 $ — $ —
$ —
$ 391,129
Consumer Staples 100,392 — —
—
100,392
Energy 111,213 — —
—
111,213
Financial Services 435,034 — —
—
435,034
Health Care 300,707 — —
—
300,707
Materials and Processing 110,472 — —
—
110,472
Producer Durables 257,610 — —
—
257,610
Technology 1,339,712 — —
—
1,339,712
Utilities 100,624 — —
—
100,624
Short-Term Investments — — — 82,409 82,409
Total Investments
3,146,893 — — 82,409 3,229,302
Securities Sold Short
*
(181,695) — — — (181,695)
Other Financial Instruments
Liabilities
Futures Contracts (914) — — — (914)
Total Other Financial Instruments
**
$ (914) $ — $ — $ — $ (914)
* Refer to Schedule of Investments for detailed sector breakout.
** Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Strategic Equity Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 62,425 $ 431,933 $ 411,951 $ — $ 2 $ 82,409 $ 2,373 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.5%
Consumer Discretionary - 10.1%
1-800-Flowers.com, Inc. Class A(Æ) 67,774 264
Abercrombie & Fitch Co. Class A(Æ) 10,978 1,093
Academy Sports & Outdoors, Inc. 13,107 622
Advance Auto Parts, Inc. 8,319 462
AerSale Corp.(Æ) 75,884 470
AIRO Group Holdings, Inc.(Æ) 40,381 272
American Eagle Outfitters, Inc. 54,926 944
American Outdoor Brands, Inc.(Æ) 2,243 28
Atkore, Inc. 7,715 563
Avis Budget Group, Inc.(Æ)(Ð) 3,228 444
Bed Bath & Beyond, Inc.(Æ) 18,614 94
Black Rock Coffee Bar, Inc. Class A(Æ) 34,212 276
Bloomin' Brands, Inc. 78,584 681
BlueLinx Holdings, Inc.(Æ) 3,536 192
Boot Barn Holdings, Inc.(Æ) 9,446 1,407
Boston Omaha Corp. Class A(Æ) 22,504 319
Boyd Gaming Corp. 7,206 613
Bright Horizons Family Solutions, Inc.(Æ) 6,136 457
Brightstar Lottery PLC(Ð) 26,278 264
Brilliant Earth Group, Inc. Class A 153,091 161
Brinker International, Inc.(Æ) 6,148 1,314
Brunswick Corp. 30,702 2,425
Cadre Holdings, Inc. 98,069 3,023
Caleres, Inc. 29,541 379
Callaway Golf Co.(Æ)(Ð) 22,996 424
Carter's, Inc. 10,118 390
Century Communities, Inc. 8,242 554
Chegg, Inc.(Æ) 10,554 10
Citi Trends, Inc.(Æ)(Ð) 1,433 96
Clarus Corp. 186,320 598
Columbia Sportswear Co. 15,891 944
Cooper-Standard Holdings, Inc.(Æ) 15,967 471
CuriosityStream, Inc. 102,109 249
Dana, Inc. 58,766 1,583
Deckers Outdoor Corp.(Æ)(Û) 926 90
Designer Brands, Inc. Class A(Ð) 4,503 27
Dillard's, Inc. Class A 535 315
Domino's Pizza, Inc.(Û) 16 6
Douglas Dynamics, Inc. 31,936 1,409
DraftKings, Inc. Class A(Æ)(Û) 2,557 60
Driven Brands Holdings, Inc.(Æ)(Ð) 11,176 159
Enovix Corp.(Æ)(Ð) 9,513 39
Envela Corp.(Æ)(Ð) 15,328 332
Ethan Allen Interiors, Inc. 7,586 170
FIGS, Inc. Class A(Æ) 38,127 408
Firefly Aerospace, Inc.(Æ) 31,238 635
First Watch Restaurant Group, Inc.(Æ) 85,860 1,103
FirstCash Holdings, Inc. 6,540 1,334
Five Below, Inc.(Æ)(Û) 4,756 1,033
Flexsteel Industries, Inc.(Ð) 5,031 372
Forestar Group, Inc.(Æ) 3,360 95
Fossil Group, Inc.(Æ) 13,362 66
Funko, Inc. Class A(Æ)(Ð) 15,152 88
Gap, Inc. (The) 37,979 763
Genesco, Inc.(Æ) 3,419 131
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 91,174 634
GoPro, Inc. Class A(Æ) 406,603 305
Gray Media, Inc. 58,051 235
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Green Brick Partners, Inc.(Æ) 28,875 2,042
Group 1 Automotive, Inc. 2,613 749
Harley-Davidson, Inc.(Ð) 18,203 447
Haverty Furniture Cos., Inc. 74,629 1,839
J Jill, Inc. 12,522 228
JAKKS Pacific, Inc. 14,065 370
Johnson Outdoors, Inc. Class A 946 44
Karman Holdings, Inc.(Æ) 21,692 1,044
KinderCare Learning Cos., Inc.(Æ)(Ð) 14,376 77
Kura Sushi USA, Inc. Class A(Æ) 23,712 1,092
Lands' End, Inc.(Æ) 26,342 317
Lear Corp.(Û) 9,094 1,188
Legacy Education, Inc.(Æ) 42,730 504
Leonardo DRS, Inc. 7,946 366
Levi Strauss & Co. Class A(Ð)(Û) 8,910 218
Life Time Group Holdings, Inc.(Æ) 29,751 1,342
LifeMD, Inc.(Æ)(Ð) 4,210 15
Lifetime Brands, Inc. 32,009 268
Lincoln Educational Services Corp.(Æ) 3,097 130
Lindblad Expeditions Holdings, Inc.(Æ) 49,509 1,464
Lululemon Athletica, Inc.(Æ)(Ð) 816 97
Madison Square Garden Entertainment
Corp.(Æ)(Ð) 8,839 683
Malibu Boats, Inc. Class A(Æ) 10,461 288
Marriott Vacations Worldwide Corp. 19,010 1,854
MasterCraft Boat Holdings, Inc.(Æ)(Ð) 42,381 1,014
Mattel, Inc.(Æ) 32,416 489
Matthews International Corp. Class A 28,943 803
Meritage Homes Corp. 7,556 530
MNTN, Inc. Class A(Æ) 38,175 352
Monro, Inc. 152,432 1,867
Motorcar Parts of America, Inc.(Æ) 22,903 307
Movado Group, Inc.(Ð) 12,796 489
National Presto Industries, Inc. 1,053 128
Newell Brands, Inc. 894,332 5,008
Nu Skin Enterprises, Inc. Class A 11,154 58
OneSpaWorld Holdings, Ltd. 10,092 260
Oxford Industries, Inc. 35,436 1,344
Patrick Industries, Inc. 8,197 677
Peloton Interactive, Inc. Class A(Æ)(Ð) 59,888 383
People, Inc.(Æ) 25,120 1,044
Petco Health & Wellness Co., Inc.(Æ)(Ð) 18,113 51
Phoenix Education Partners, Inc. 5,509 157
Playboy, Inc.(Æ) 150,648 167
Polaris, Inc. 13,839 928
QuinStreet, Inc.(Æ) 17,727 275
RealReal, Inc. (The)(Æ) 50,406 609
Reservoir Media, Inc.(Æ) 149,268 1,528
RH(Æ)(Ð) 2,254 373
Rocky Brands, Inc. 57,549 2,811
Rush Street Interactive, Inc.(Æ)(Û) 86,839 2,337
Savers Value Village, Inc.(Æ) 14,722 151
SharkNinja, Inc.(Æ)(Ð) 16,399 2,653
Shoe Station Group, Inc. 15,567 237
Signet Jewelers, Ltd. 11,505 1,069
Sinclair, Inc. 27,965 384
Sirius XM Holdings, Inc. 14,284 423
Smith & Wesson Brands, Inc. 27,028 393
Sonic Automotive, Inc. Class A(Ð) 4,714 432
Sphere Entertainment Co.(Æ)(Ð) 3,375 483

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Starfighters Space, Inc.(Æ) 35,967 128
Starz Entertainment Corp.(Æ) 38,512 1,002
Steven Madden, Ltd. 22,562 1,040
Stitch Fix, Inc. Class A(Æ) 34,115 137
Strata Critical Medical, Inc.(Æ) 163,492 821
Sturm Ruger & Co., Inc. 50,964 1,894
Super Group SGHC, Ltd. 92,228 1,291
Superior Group of Cos., Inc. 1,919 23
TechTarget, Inc.(Æ) 72,611 326
Texas Roadhouse, Inc. 5,832 1,198
Thor Industries, Inc. 9,271 695
Torrid Holdings, Inc.(Æ) 113,421 289
Tractor Supply Co.(Ð) 5,388 166
Versant Media Group, Inc. 19,109 688
VF Corp. 88,668 1,270
Visteon Corp. 6,791 710
Wabash National Corp. 36,464 458
Wayfair, Inc. Class A(Æ)(Û) 14,565 1,237
Whirlpool Corp. 9,593 360
Winmark Corp. 897 299
Winnebago Industries, Inc. 74,841 2,266
Wolverine World Wide, Inc.(Ð) 11,840 233
Wyndham Hotels & Resorts, Inc. 15,806 1,183
Zillow Group, Inc. Class A(Æ)(Ð)(Û) 38,118 1,322
Zumiez, Inc.(Æ) 20,549 404
98,215
Consumer Staples - 2.2%
Andersons, Inc. (The) 10,695 757
Aramark 17,544 999
Arko Corp. 61,583 492
Cal-Maine Foods, Inc. 8,603 755
Celsius Holdings, Inc.(Æ) 25,736 752
Dole PLC(Ð) 9,902 140
Helen of Troy, Ltd.(Æ) 8,396 232
Herbalife, Ltd.(Æ)(Ð)(Û) 6,685 83
HF Foods Group, Inc.(Æ) 59,887 90
Interparfums, Inc. 8,749 1,090
Krispy Kreme, Inc.(Æ) 92,044 293
Lifeway Foods, Inc.(Æ) 8,827 263
MGP Ingredients, Inc.(Ð) 4,843 86
National Vision Holdings, Inc.(Æ) 91,373 2,014
Nature's Sunshine Products, Inc.(Æ)(Ð) 2,224 45
Post Holdings, Inc.(Æ) 5,020 459
Primo Brands Corp. Class A 96,661 2,194
Quanex Building Products Corp. 218,489 3,898
SkinHealth Systems, Inc.(Æ) 22,827 15
United Natural Foods, Inc.(Æ) 16,871 857
USANA Health Sciences, Inc.(Æ) 1,578 35
Vita Coco Co., Inc. (The)(Æ) 25,276 1,667
Warby Parker, Inc. Class A(Æ) 120,742 3,222
Yesway, Inc. Class A(Æ) 28,690 600
21,038
Energy - 5.6%
Aemetis, Inc.(Æ) 103,931 157
Alto Ingredients, Inc.(Æ) 18,846 90
Amplify Energy Corp.(Æ) 9,001 35
Antero Resources Corp.(Æ) 38,144 1,378
ARKO Petroleum Corp. 69,306 1,407
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atlas Energy Solutions, Inc. 22,842 246
Civeo Corp.(Æ) 9,248 291
CVR Energy, Inc. 5,264 187
EagleRock Land LLC Class A(Æ) 62,763 1,405
Energous Corp.(Æ) 9,819 139
Energy Vault Holdings, Inc.(Æ) 106,297 303
Espey Mfg. & Electronics Corp. 4,691 278
Expro, Ltd.(Æ) 24,354 388
Flotek Industries, Inc.(Æ) 15,025 354
Forum Energy Technologies, Inc.(Æ) 9,972 625
GrafTech International, Ltd.(Æ) 40,363 271
Green Plains, Inc.(Æ) 15,925 268
Hallador Energy Co.(Æ)(Ð) 25,061 356
HF Sinclair Corp.(Û) 14,236 1,302
Liberty Energy, Inc. 56,959 1,066
Lifezone Metals, Ltd.(Æ) 50,161 170
Mammoth Energy Services, Inc.(Æ) 139,495 370
Matrix Service Co.(Æ) 92,970 1,078
Montauk Renewables, Inc.(Æ) 149,038 255
Murphy Oil Corp. 31,602 1,256
National Energy Services Reunited Corp.
(Æ) 91,852 2,476
Natural Gas Services Group, Inc. 45,126 1,653
Noble Corp. PLC 24,146 1,024
NOV, Inc. 21,101 410
NPK International, Inc.(Æ) 183,192 2,288
Oceaneering International, Inc.(Æ) 62,312 3,040
Oil States International, Inc.(Æ) 16,260 132
Ormat Technologies, Inc. 31,686 3,092
Par Pacific Holdings, Inc.(Æ) 14,763 1,270
Patterson-UTI Energy, Inc. 300,566 3,150
PBF Energy, Inc. Class A 19,725 1,426
PrimeEnergy Resources Corp.(Æ) 1,885 347
Ranger Energy Services, Inc. Class A 7,458 120
Select Water Solutions, Inc. 346,329 6,414
SM Energy Co. 11,056 360
SolarEdge Technologies, Inc.(Æ) 1,810 75
Solaris Energy Infrastructure, Inc. 49,124 2,525
SunCoke Energy, Inc. 61,060 518
T1 Energy, Inc.(Æ) 80,178 334
TETRA Technologies, Inc.(Æ) 328,250 2,528
Tigo Energy, Inc.(Æ) 86,553 165
United States Antimony Corp.(Æ) 70,831 359
VAALCO Energy, Inc. 70,321 375
W&T Offshore, Inc. 406,849 1,461
Warrior Met Coal, Inc. 10,782 856
WaterBridge Infrastructure LLC Class A 68,088 2,330
Weatherford International PLC 13,595 1,193
World Kinect Corp. 15,091 602
54,198
Financial Services - 19.6%
Acadian Asset Management, Inc. 3,742 324
ACRES Commercial Realty Corp.(Æ)(ö) 13,013 228
AGNT, Inc.(Ð) 22,919 93
Alexandria Real Estate Equities, Inc.(ö) 1,839 95
Ally Financial, Inc.(Ð) 30,549 1,324
American Assets Trust, Inc.(ö) 1,419 33
American Homes 4 Rent Class A(ö)(Û) 2,539 85
American Integrity Insurance Group, Inc. 79,074 1,604

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ameris Bancorp 7,854 685
Ames National Corp. 4,306 132
Apple Hospitality REIT, Inc.(ö) 54,579 901
Axos Financial, Inc.(Æ) 9,790 993
Banc of California, Inc. 32,740 627
Bank of Hawaii Corp. 14,894 1,190
Bank of NT Butterfield & Son, Ltd. (The) 15,677 961
Bank OZK 14,824 760
BankUnited, Inc. 21,666 1,011
Banner Corp. 14,683 1,034
BGC Group, Inc. Class A 141,259 1,627
Blackstone Mortgage Trust, Inc. Class A(ö) 45,480 661
BOK Financial Corp. 1,745 247
Bowhead Specialty Holdings, Inc.(Æ) 37,786 1,156
Braemar Hotels & Resorts, Inc.(ö) 77,313 175
BRC, Inc. Class A(Æ) 223,853 231
Bread Financial Holdings, Inc. 20,213 2,184
Brixmor Property Group, Inc.(ö) 40,024 1,261
Broadstone Net Lease, Inc.(ö) 90,028 1,927
Business First Bancshares, Inc. 82,663 2,630
Camden Property Trust(ö)(Û) 10,509 1,164
Cannae Holdings, Inc. 8,650 126
Capital Bancorp, Inc. 48,312 1,803
Capital City Bank Group, Inc. 26,954 1,398
CareTrust REIT, Inc.(ö) 19,317 810
Cass Information Systems, Inc. 21,006 1,175
Cathay General Bancorp 11,820 747
Centerspace(ö) 16,537 907
Central Pacific Financial Corp. 32,827 1,293
Chatham Lodging Trust(ö) 29,428 392
Chiron Real Estate, Inc.(ö) 9,708 345
Citizens Financial Services, Inc. 2,136 166
CNO Financial Group, Inc. 42,138 2,321
Coastal Financial Corp.(Æ) 19,053 781
Community Financial System, Inc. 13,784 893
Community Healthcare Trust, Inc.(ö) 121,262 2,220
Compass Diversified Holdings(Æ) 96,987 978
Consumer Portfolio Services, Inc.(Æ) 23,829 222
Corebridge Financial, Inc.(Ð) 32,219 1,005
Cousins Properties, Inc.(ö) 15,541 490
CTO Realty Growth, Inc.(ö) 68,387 1,502
Cullen/Frost Bankers, Inc.(Ð)(Û) 10,055 1,673
Cushman & Wakefield, Ltd.(Æ) 67,656 908
Dave, Inc.(Æ) 10,012 3,731
DiamondRock Hospitality Co.(ö) 52,269 692
Dime Commercial Bancshares, Inc. 37,644 1,534
Eagle Bancorp, Inc. 16,138 448
Eastern Bankshares, Inc. 35,003 804
Employers Holdings, Inc. 3,906 197
Encore Capital Group, Inc.(Æ)(Ð) 3,446 324
Enova International, Inc.(Æ) 6,256 1,590
Enterprise Financial Services Corp. 25,453 1,688
Esquire Financial Holdings, Inc. 7,604 983
Essential Properties Realty Trust, Inc.(ö) 25,988 813
Exzeo Group, Inc.(Æ) 19,805 307
EZCORP, Inc. Class A(Æ) 18,395 548
FB Financial Corp. 16,578 1,001
Federal Agricultural Mortgage Corp. Class
C 5,879 1,338
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Finance of America Cos., Inc. Class A(Æ)
(Ð) 7,560 172
First American Financial Corp.(Ð) 12,450 934
First BanCorp 77,293 2,630
First Busey Corp. 24,689 762
First Internet Bancorp 1,727 51
First Interstate BancSystem, Inc. Class A 15,271 581
First Mid Bancshares, Inc. 18,532 965
Five Star Bancorp 17,994 849
Flagstar Bank National Association 24,132 343
Fulton Financial Corp. 32,321 786
GCM Grosvenor, Inc. Class A 4,993 62
Genworth Financial, Inc.(Æ) 69,777 686
German American Bancorp, Inc. 35,232 1,793
Getty Realty Corp.(ö) 22,563 770
Glacier Bancorp, Inc. 34,554 1,703
Grid Dynamics Holdings, Inc.(Æ)(Ð) 71,839 495
Hamilton Insurance Group, Ltd. Class B 11,682 420
Hamilton Lane, Inc. Class A 8,979 798
Hancock Whitney Corp. 9,704 747
Hanover Bancorp, Inc. 10,899 286
Hanover Insurance Group, Inc. (The) 3,246 755
Happen, Inc.(Æ) 35,723 684
HCI Group, Inc. 1,783 312
Heritage Financial Corp. 35,871 1,066
Heritage Insurance Holdings, Inc.(Æ) 3,081 90
Hilltop Holdings, Inc. 4,810 190
Hippo Holdings, Inc.(Æ)(Ð) 3,734 117
Home BancShares, Inc. 18,852 586
HomeTrust Bancshares, Inc. 18,016 922
Horizon Bancorp, Inc. 116,121 2,375
Hut 8 Corp.(Æ) 12,912 1,390
Independent Bank Corp. 37,552 2,109
Industrial Logistics Properties Trust(ö) 41,093 354
Jackson Financial, Inc. Class A 13,144 1,607
James River Group Holdings, Inc. 58,184 261
Jefferies Financial Group, Inc.(Ð) 2,813 154
Kearny Financial Corp. 10,380 100
Kemper Corp. 21,453 609
Kestrel Group, Ltd.(Æ) 13,474 119
Kite Realty Group Trust(ö) 30,514 873
Lazard, Inc. 21,944 930
Legacy Housing Corp.(Æ) 48,274 1,268
Legalzoom.com, Inc.(Æ) 101,031 795
LendingTree, Inc.(Æ) 19,660 626
LiveRamp Holdings, Inc.(Æ) 21,761 824
Lument Finance Trust, Inc.(ö) 110,010 73
Macerich Co. (The)(ö) 44,237 1,143
Marcus & Millichap, Inc. 68,394 2,103
Marex Group, Ltd. 23,795 1,545
Maui Land & Pineapple Co., Inc.(Æ) 10,689 185
McGrath RentCorp(Ð) 20,978 2,416
Mercury General Corp. 859 92
Meridian Corp. 892 17
Metropolitan Bank Holding Corp. 26,577 2,458
Mid Penn Bancorp, Inc. 35,391 1,357
Midland States Bancorp, Inc. 13,441 453
Millrose Properties, Inc.(ö) 4,538 127
National Bank Holdings Corp. Class A 71,114 3,071

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Neptune Insurance Holdings, Inc. Class
A(Æ) 2,882 91
NerdWallet, Inc. Class A(Æ) 51,738 466
NETSTREIT Corp.(ö) 134,259 2,880
New Era Energy & Digital, Inc.(Æ) 77,701 362
Newmark Group, Inc. Class A 56,256 844
Nexpoint Real Estate Finance, Inc.(ö) 16,211 275
NexPoint Residential Trust, Inc.(Ð)(ö) 5,732 150
NI Holdings, Inc.(Æ) 16,292 247
NMI Holdings, Inc.(Æ) 14,829 657
Northeast Bank 13,431 1,668
Northpointe Bancshares, Inc. 94,973 1,662
OceanFirst Financial Corp. 39,497 763
Octave Specialty Group, Inc.(Æ) 65,828 355
OFG Bancorp 11,610 614
Old National Bancorp 36,372 969
Oportun Financial Corp.(Æ) 6,800 38
Outfront Media, Inc.(ö) 32,823 1,046
Pagseguro Digital, Ltd. Class A 40,435 390
Paysign, Inc.(Æ) 54,276 486
Peapack-Gladstone Financial Corp. 44,972 2,068
Pelagos Insurance Capital, Ltd. 13,015 329
Perella Weinberg Partners 208,967 3,688
Popular, Inc. 13,523 2,369
PRA Group, Inc.(Æ) 9,027 157
Primerica, Inc. 1,279 409
Prosperity Bancshares, Inc. 8,601 644
Provident Financial Services, Inc. 32,118 793
Radian Group, Inc. 16,637 649
Rayonier, Inc.(ö) 119,545 2,604
RBB Bancorp 2,853 75
RE/MAX Holdings, Inc. Class A(Æ) 27,003 245
Real Brokerage, Inc. (The)(Æ)(Ð) 45,579 73
Redwood Trust, Inc.(Ð)(ö) 12,419 57
Regional Management Corp.(Ð) 771 25
Reinsurance Group of America, Inc.(Û) 4,115 975
Renasant Corp. 20,202 880
Rhinebeck Bancorp, Inc.(Æ) 13,536 162
Ridgepost Capital, Inc. Class A 264,263 2,278
Riot Platforms, Inc.(Æ) 55,470 1,119
Root, Inc. Class A(Æ) 10,440 565
Ryman Hospitality Properties, Inc.(ö) 7,490 1,001
Seacoast Banking Corp. of Florida 44,304 1,539
Selective Insurance Group, Inc. 7,672 727
Silvercrest Asset Management Group, Inc.
Class A 16,219 167
SiriusPoint, Ltd.(Æ) 26,828 634
SL Green Realty Corp.(ö) 18,079 957
Slide Insurance Holdings, Inc. 65,975 1,318
SmartFinancial, Inc. 26,445 1,386
South Plains Financial, Inc. 23,562 1,057
Southern First Bancshares, Inc.(Æ) 5,000 312
SouthState Bank Corp. 6,895 725
Stewart Information Services Corp. 9,955 673
Stifel Financial Corp.(Û) 3,721 308
Stock Yards Bancorp, Inc. 22,182 1,888
StoneX Group, Inc.(Æ) 29,116 2,229
Summit Hotel Properties, Inc.(ö) 81,027 557
Sunstone Hotel Investors, Inc.(Ð)(ö) 49,567 583
Target Hospitality Corp.(Æ) 20,759 316
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TeraWulf, Inc.(Æ) 128,529 2,270
Terreno Realty Corp.(ö) 11,904 853
Texas Capital Bancshares, Inc. 14,291 1,413
Third Coast Bancshares, Inc.(Æ) 948 42
Towne Bank 41,462 1,572
Transcontinental Realty Investors, Inc.(Æ) 4,937 201
TriCo Bancshares 15,399 886
Triumph Financial, Inc.(Æ) 49,866 3,786
TWFG, Inc.(Æ)(Ð) 1,447 39
UL Solutions, Inc. Class A 22,711 2,081
UMB Financial Corp. 6,245 910
UMH Properties, Inc.(ö) 125,877 1,902
United Bankshares, Inc. 16,755 812
United Community Banks, Inc. 17,271 612
Universal Insurance Holdings, Inc. 4,765 208
Unum Group(Û) 14,197 1,222
Valley National Bancorp 62,041 887
Walker & Dunlop, Inc. 17,146 852
WesBanco, Inc. 65,944 2,729
Western Alliance Bancorp 17,824 1,435
WisdomTree, Inc. 44,287 858
World Acceptance Corp.(Æ) 1,164 209
WSFS Financial Corp. 9,664 775
Zions Bancorp National Association 15,815 1,102
191,645
Health Care - 19.2%
10X Genomics, Inc. Class A(Æ) 34,295 1,621
Acadia Pharmaceuticals, Inc.(Æ) 10,774 279
Adaptive Biotechnologies Corp.(Æ) 2,488 56
ADC Therapeutics SA(Æ) 11,857 12
ADMA Biologics, Inc.(Æ) 217,501 1,840
Agios Pharmaceuticals, Inc.(Æ) 14,928 448
Akebia Therapeutics, Inc.(Æ)(Ð) 45,257 60
Aldeyra Therapeutics, Inc.(Æ) 16,826 26
Alector, Inc.(Æ) 13,145 20
Align Technology, Inc.(Æ)(Û) 1,389 235
Alignment Healthcare, Inc.(Æ)(Ð) 40,708 605
Alkermes PLC(Æ) 37,520 1,838
Alphatec Holdings, Inc.(Æ)(Ð) 34,032 324
Alumis, Inc.(Æ) 30,264 855
ALX Oncology Holdings, Inc.(Æ) 146,676 285
American Well Corp. Class A(Æ) 69,545 748
AN2 Therapeutics, Inc.(Æ) 29,717 159
AnaptysBio, Inc.(Ð) 7,053 376
AngioDynamics, Inc.(Æ) 10,633 157
ANI Pharmaceuticals, Inc.(Æ) 39,842 3,157
Annexon, Inc.(Æ) 127,169 648
Arcturus Therapeutics Holdings, Inc.(Æ) 8,600 50
Arcus Biosciences, Inc.(Æ) 22,581 637
Arcutis Biotherapeutics, Inc.(Æ) 15,725 422
ArriVent Biopharma, Inc.(Æ) 12,135 362
Arrowhead Pharmaceuticals, Inc.(Æ) 24,425 2,068
Arvinas, Inc.(Æ) 13,102 105
Ascendis Pharma A/S(Æ) 5,872 1,432
Aurinia Pharmaceuticals, Inc.(Æ)(Ð) 20,661 307
Aveanna Healthcare Holdings, Inc.(Æ) 125,500 1,178
Axogen, Inc.(Æ)(Ð) 29,433 1,242
Axsome Therapeutics, Inc.(Æ) 6,361 1,387
Azenta, Inc.(Æ) 35,433 997

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Beam Therapeutics, Inc.(Æ)(Ð) 35,497 906
BioAge Labs, Inc.(Æ) 4,228 38
BioLife Solutions, Inc.(Æ) 68,613 2,146
Bio-Rad Laboratories, Inc. Class A(Æ) 2,417 787
Bioventus, Inc. Class A(Æ) 51,362 676
BridgeBio Pharma, Inc.(Æ) 41,603 3,332
BrightSpring Health Services, Inc.(Æ) 23,744 1,418
Butterfly Network, Inc.(Æ) 98,653 701
CareDx, Inc.(Æ) 105,205 4,599
Caribou Biosciences, Inc.(Æ) 14,027 20
Caris Life Sciences, Inc.(Æ) 4,974 78
Carlsmed, Inc.(Æ) 108,553 1,367
Celcuity, Inc.(Æ) 18,164 1,569
Certara, Inc.(Æ) 126,679 1,026
CG Oncology, Inc.(Æ) 28,685 2,042
Charles River Laboratories International,
Inc.(Æ) 3,328 774
Cogent Biosciences, Inc.(Æ) 99,630 3,879
Corcept Therapeutics, Inc.(Æ) 12,290 1,407
CRISPR Therapeutics AG(Æ) 4,880 234
CVRx, Inc.(Æ) 32,926 170
Cytek Biosciences, Inc.(Æ) 313,184 1,322
Cytokinetics, Inc.(Æ) 52,832 4,075
DBV Technologies SA - ADR(Æ) 22,707 307
Definitive Healthcare Corp.(Æ) 11,571 8
Definium Therapeutics, Inc.(Æ) 19,489 848
Design Therapeutics, Inc.(Æ)(Ð) 9,596 117
Dianthus Therapeutics, Inc.(Æ) 21,958 2,348
Dyne Therapeutics, Inc.(Æ) 15,905 401
Edgewise Therapeutics, Inc.(Æ) 18,353 705
Editas Medicine, Inc.(Æ) 44,179 114
Eledon Pharmaceuticals, Inc.(Æ) 11,500 39
Embecta Corp.(Ð) 34,697 126
Enliven Therapeutics, Inc.(Æ) 20,424 1,119
Entrada Therapeutics, Inc.(Æ) 3,386 23
Erasca, Inc.(Æ) 36,682 666
Exelixis, Inc.(Æ) 31,496 1,670
First Tracks Biotherapeutics, Inc.(Æ) 3,201 141
Forte Biosciences, Inc.(Æ) 31,142 2,385
Fortrea Holdings, Inc.(Æ) 16,063 308
Fulgent Genetics, Inc.(Æ) 13,218 219
GeneDx Holdings Corp.(Æ)(Ð) 816 53
Ginkgo Bioworks Holdings, Inc.(Æ)(Ð) 5,996 49
Glaukos Corp.(Æ) 4,248 708
Gossamer Bio, Inc.(Æ) 30,015 5
GRAIL, Inc.(Æ)(Ð) 2,363 162
Guardant Health, Inc.(Æ) 20,593 3,336
Guardian Pharmacy Services, Inc. Class
A(Æ) 42,319 1,673
Halozyme Therapeutics, Inc.(Æ)(Ð) 31,448 2,596
HealthEquity, Inc.(Æ) 23,988 2,413
Hinge Health, Inc. Class A(Æ)(Ð) 1,237 92
Hyperfine, Inc.(Æ) 116,920 109
Icon PLC(Æ) 11,553 1,890
IDEAYA Biosciences, Inc.(Æ) 20,747 737
Immunome, Inc.(Æ) 24,656 561
InnovAge Holding Corp.(Æ) 26,119 297
Innoviva, Inc.(Æ) 83,535 1,752
Inogen, Inc.(Æ) 49,112 317
Inspire Medical Systems, Inc.(Æ)(Ð) 98 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Integer Holdings Corp.(Æ) 12,583 1,525
Intellia Therapeutics, Inc.(Æ)(Ð) 49,831 532
Iovance Biotherapeutics, Inc.(Æ) 100,454 409
iRadimed Corp. 34,251 3,112
Ironwood Pharmaceuticals, Inc.(Æ) 27,758 117
Jade Biosciences, Inc.(Æ) 32,518 642
Joint Corp. (The)(Æ) 65,019 539
Kailera Therapeutics, Inc.(Æ) 10,837 184
Keros Therapeutics, Inc.(Æ) 11,693 118
Kodiak Sciences, Inc.(Æ) 9,937 413
Krystal Biotech, Inc.(Æ) 10,915 3,723
Kura Oncology, Inc.(Æ) 9,694 87
Kymera Therapeutics, Inc.(Æ) 10,738 1,110
Lantheus Holdings, Inc.(Æ)(Ð) 9,810 977
LB Pharmaceuticals, Inc.(Æ) 10,009 401
LeMaitre Vascular, Inc. 32,675 3,311
LENZ Therapeutics, Inc.(Æ) 56,217 298
Ligand Pharmaceuticals, Inc.(Æ) 30,831 8,865
Liquidia Corp.(Æ)(Ð) 12,157 1,023
Lucid Diagnostics, Inc.(Æ) 143,485 125
MacroGenics, Inc.(Æ)(Ð) 45,905 169
Madrigal Pharmaceuticals, Inc.(Æ) 6,181 2,889
MannKind Corp.(Æ) 70,765 277
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 22,117 145
MediWound, Ltd.(Æ) 19,343 273
Medpace Holdings, Inc.(Æ) 1,384 799
MeiraGTx Holdings PLC(Æ) 14,972 177
Merit Medical Systems, Inc.(Æ) 6,789 577
Mineralys Therapeutics, Inc.(Æ) 10,569 270
Mirum Pharmaceuticals, Inc.(Æ) 25,521 2,704
Molina Healthcare, Inc.(Æ)(Û) 7,199 1,408
Myriad Genetics, Inc.(Æ) 33,663 96
Natera, Inc.(Æ) 5,063 1,356
Nautilus Biotechnology, Inc.(Æ) 100,386 98
Nektar Therapeutics(Æ) 15,680 1,108
Neurocrine Biosciences, Inc.(Æ) 9,081 1,515
Newamsterdam Pharma Co. NV(Æ) 19,093 531
Niagen Bioscience, Inc.(Æ)(Ð) 16,838 57
Novavax, Inc.(Æ)(Ð) 7,621 56
Novocure, Ltd.(Æ) 20,561 305
Nurix Therapeutics, Inc.(Æ) 51,385 1,193
Nuvation Bio, Inc.(Æ)(Ð) 65,589 415
Ocular Therapeutix, Inc.(Æ)(Ð) 27,317 223
Omnicell, Inc.(Æ) 6,731 238
Option Care Health, Inc.(Æ) 70,353 1,620
OraSure Technologies, Inc.(Æ)(Ð) 7,789 32
Organogenesis Holdings, Inc.(Æ) 5,997 14
Orthofix Medical, Inc.(Æ) 90,143 1,064
Oruka Therapeutics, Inc.(Æ) 18,808 1,815
Oscar Health, Inc. Class A(Æ)(Û) 69,474 2,169
Palvella Therapeutics, Inc.(Æ) 8,482 1,179
Park Dental Partners, Inc.(Æ) 30,767 550
Pennant Group, Inc. (The)(Æ) 81,407 3,282
Phibro Animal Health Corp. Class A(Ð) 73,470 2,669
Phreesia, Inc.(Æ) 16,505 177
Praxis Precision Medicines, Inc.(Æ) 7,155 2,203
Precision BioSciences, Inc.(Æ) 22,723 159
Prestige Consumer Healthcare, Inc.(Æ) 12,101 608
Prime Medicine, Inc.(Æ) 41,716 122

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progyny, Inc.(Æ) 18,569 578
Protagonist Therapeutics, Inc.(Æ) 24,401 3,334
Protalix BioTherapeutics, Inc.(Æ) 80,374 190
Prothena Corp. PLC(Æ) 18,330 149
PTC Therapeutics, Inc.(Æ) 64,145 4,363
Quanterix Corp.(Æ)(Ð) 4,110 14
Rapport Therapeutics, Inc.(Æ) 9,689 397
Relay Therapeutics, Inc.(Æ) 70,650 1,330
Relmada Therapeutics, Inc.(Æ) 62,337 331
Revolution Medicines, Inc.(Æ) 7,620 1,429
Revvity, Inc. 3,566 401
Rezolute, Inc.(Æ) 62,983 297
Rhythm Pharmaceuticals, Inc.(Æ) 8,193 813
Rocket Pharmaceuticals, Inc.(Æ) 27,446 85
Roivant Sciences, Ltd.(Æ) 44,567 1,511
RxSight, Inc.(Æ)(Ð) 12,638 76
Sana Biotechnology, Inc.(Æ)(Ð) 26,436 83
Sanara Medtech, Inc.(Æ) 11,038 374
Scholar Rock Holding Corp.(Æ) 19,082 902
Schrodinger, Inc.(Æ)(Ð) 16,663 252
Septerna, Inc.(Æ)(Ð) 1,221 42
SIGA Technologies, Inc. 7,045 23
Sionna Therapeutics, Inc.(Æ) 8,456 399
Sonida Senior Living, Inc.(Æ) 13,244 535
SpyGlass Pharma, Inc.(Æ) 14,748 332
Spyre Therapeutics, Inc.(Æ) 29,269 2,878
Standard BioTools, Inc.(Æ) 87,371 76
Stevanato Group SpA 67,171 1,333
Tandem Diabetes Care, Inc.(Æ) 24,501 478
Tango Therapeutics, Inc.(Æ) 51,305 1,394
Tarsus Pharmaceuticals, Inc.(Æ) 6,276 371
Tectonic Therapeutic, Inc.(Æ) 3,967 111
Teleflex, Inc. 2,973 406
TG Therapeutics, Inc.(Æ) 13,330 694
Travere Therapeutics, Inc.(Æ)(Ð) 67,302 3,762
Twist Bioscience Corp.(Æ) 16,768 1,535
Tyra Biosciences, Inc.(Æ) 19,260 614
UFP Technologies, Inc.(Æ) 9,235 2,353
Ultragenyx Pharmaceutical, Inc.(Æ) 21,009 523
uniQure NV(Æ) 14,902 650
Upstream Bio, Inc.(Æ) 7,632 48
UroGen Pharma, Ltd.(Æ) 37,512 1,434
Vanda Pharmaceuticals, Inc.(Æ) 17,184 88
Varex Imaging Corp.(Æ) 9,548 107
Verastem, Inc.(Æ) 20,152 117
Vir Biotechnology, Inc.(Æ) 31,029 269
Viridian Therapeutics, Inc.(Æ)(Ð) 18,960 359
Waystar Holding Corp.(Æ) 39,025 824
X4 Pharmaceuticals, Inc.(Æ) 79,833 318
Xenon Pharmaceuticals, Inc.(Æ) 17,633 1,105
Xeris Biopharma Holdings, Inc.(Æ) 33,668 272
Zentalis Pharmaceuticals, Inc.(Æ) 25,396 120
Zura Bio, Ltd.(Æ) 32,726 178
Zymeworks, Inc.(Æ)(Ð) 7,341 161
187,672
Materials and Processing - 8.0%
AAON, Inc. 13,430 1,196
AdvanSix, Inc. 57,421 1,152
Albemarle Corp. 7,608 895
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alcoa Corp. 12,462 564
Algoma Steel Group, Inc.(Æ) 227,595 876
Apogee Enterprises, Inc. 5,480 217
Ardagh Metal Packaging SA 14,099 67
Aspen Aerogels, Inc.(Æ) 25,113 116
Avient Corp. 58,551 2,127
Boise Cascade Co. 8,223 628
BrightView Holdings, Inc. 65,698 857
Builders FirstSource, Inc.(Æ)(Ð) 978 65
Caledonia Mining Corp. PLC 3,895 72
Capstone Copper Corp.(Æ) 124,751 1,184
Carpenter Technology Corp. 1,649 857
Celanese Corp.(Ð) 34,683 1,551
Century Aluminum Co.(Æ) 30,284 1,356
Clearwater Paper Corp.(Æ) 4,624 97
Codexis, Inc.(Æ)(Ð) 16,975 24
Commercial Metals Co. 56,145 3,858
Compass Minerals International, Inc.(Æ) 10,084 296
Constellium SE(Æ) 41,239 1,146
Core & Main, Inc. Class A(Æ)(Ð) 8,623 379
Crown Holdings, Inc. 12,070 1,422
Darling Ingredients, Inc.(Æ)(Û) 20,660 1,253
EVI Industries, Inc. 10,433 147
Ferroglobe PLC(Ð) 263,417 838
FMC Corp. 41,693 446
Friedman Industries, Inc. 5,714 190
FutureFuel Corp. 57,174 283
Global Industrial Co. 5,097 182
Gold.com, Inc. 4,969 205
Greif, Inc. Class A 23,881 2,067
H.B. Fuller Co. 25,046 1,385
Hawkins, Inc. 4,200 538
Hecla Mining Co.(Ð) 31,549 445
Hudson Technologies, Inc.(Æ)(Ð) 99,277 600
Huntsman Corp. 120,881 1,180
Ingevity Corp.(Æ) 8,809 644
Innospec, Inc. 33,680 2,896
Installed Building Products, Inc.(Ð) 1,094 244
Insteel Industries, Inc. 10,786 331
James Hardie Industries PLC(Æ)(Ð) 35,709 939
JELD-WEN Holding, Inc.(Æ) 2,363 3
Karat Packaging, Inc. 87,591 3,525
Koppers Holdings, Inc. 20,266 993
Kronos Worldwide, Inc.(Ð) 158,532 954
Legence Corp. Class A(Æ)(Ð) 11,607 742
Louisiana-Pacific Corp. 27,985 2,027
LSI Industries, Inc. 16,635 389
Magnera Corp.(Æ) 10,485 139
Masterbrand, Inc.(Æ) 51,328 423
Mativ Holdings, Inc. 174,813 1,526
Metallus, Inc.(Æ) 84,235 1,695
Modine Manufacturing Co.(Æ) 3,552 714
Myers Industries, Inc. 89,048 3,042
NN, Inc.(Æ) 177,348 587
Oil-Dri Corp. of America 1,654 164
OPENLANE, Inc.(Æ) 45,671 1,816
Orion SA 68,321 461
Pool Corp. 5,630 1,046
Quaker Chemical Corp. 8,276 1,328
Ranpak Holdings Corp.(Æ) 190,097 973

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rayonier Advanced Materials, Inc.(Æ) 69,712 624
Realloys, Inc.(Æ) 36,554 321
Reliance, Inc.(Ð) 3,194 1,297
Rush Enterprises, Inc. Class A 13,408 1,070
ScanSource, Inc.(Æ) 2,742 155
Simpson Manufacturing Co., Inc. 7,926 1,488
SiteOne Landscape Supply, Inc.(Æ) 3,732 352
Smith-Midland Corp.(Æ) 5,918 161
Solstice Advanced Materials, Inc.(Ð) 748 45
Stepan Co. 87,777 5,630
thyssenkrupp AG 97,036 1,349
Timken Co. (The) 19,692 2,709
Trekor Metals, Ltd.(Æ) 83,208 563
Trex Co., Inc.(Æ) 19,527 847
Unifi, Inc.(Æ) 1,226 8
Vox Royalty Corp. 69,311 301
Watsco, Inc.(Ð) 3,284 1,016
Westlake Corp.(Ð) 1,113 78
Worthington Steel, Inc. 46,475 1,674
78,050
Producer Durables - 19.5%
ABM Industries, Inc. 56,582 2,711
ACCO Brands Corp. 73,585 311
Adient PLC(Æ) 21,969 462
ADT, Inc. 133,685 1,021
Aebi Schmidt Holding AG 34,361 443
Alamo Group, Inc.(Ð) 2,277 362
Albany International Corp. Class A 47,199 3,517
Allegiant Travel Co.(Æ)(Ð) 2,795 274
Allient, Inc. 11,148 975
American Airlines Group, Inc.(Æ)(Û) 108,311 1,654
American Superconductor Corp.(Æ) 47,303 1,389
AMN Healthcare Services, Inc.(Æ) 37,923 1,275
ArcBest Corp. 19,485 2,813
Ardmore Shipping Corp. 106,624 1,854
Argan, Inc. 9,527 5,434
Arhaus, Inc. 10,274 76
Ascent Industries Co.(Æ) 41,376 640
Astronics Corp.(Æ) 2,917 203
Barrett Business Services, Inc. 6,348 248
Bloom Energy Corp. Class A(Æ) 2,126 438
Bowman Consulting Group, Ltd.(Æ) 65,022 1,746
Brink's Co. (The) 6,492 769
Bristow Group, Inc. 23,168 1,050
BWX Technologies, Inc. 4,893 825
Cactus, Inc. Class A 24,720 1,607
Cardinal Infrastructure Group, Inc. Class
A(Æ) 39,029 2,416
Casella Waste Systems, Inc. Class A(Æ) 17,498 1,570
CECO Environmental Corp.(Æ) 37,232 2,453
Champion Homes, Inc.(Æ) 9,650 768
Clean Energy Fuels Corp.(Æ) 19,400 38
Copa Holdings SA Class A 2,909 411
Covenant Logistics Group, Inc. 94,123 3,343
CryoPort, Inc.(Æ) 86,637 1,307
Custom Truck One Source, Inc.(Æ) 105,414 1,070
Deluxe Corp. 122,441 3,168
DHT Holdings, Inc. 24,323 452
Donaldson Co., Inc. 15,430 1,454
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ducommun, Inc.(Æ) 8,428 1,509
Electrovaya, Inc.(Æ) 27,149 223
Energy Recovery, Inc.(Æ) 21,436 185
Energy Services of America Corp. 15,236 219
EnerSys 4,174 777
ESCO Technologies, Inc. 3,837 1,210
Everforth, Inc.(Æ) 13,654 388
Federal Signal Corp. 9,344 1,168
FLEX LNG, Ltd. 5,324 166
Flowserve Corp. 27,010 2,053
Fluor Corp.(Æ) 51,267 2,572
Forward Air Corp.(Æ)(Ð) 5,350 75
Fox Factory Holding Corp.(Æ) 14,288 257
Franklin Electric Co., Inc. 10,234 1,072
FreightCar America, Inc.(Æ) 22,962 183
Frontier Group Holdings, Inc.(Æ) 125,536 847
Generac Holdings, Inc.(Æ) 2,571 507
Gentex Corp. 34,555 807
Gorman-Rupp Co. (The) 5,400 438
Graco, Inc.(Û) 7,320 581
Granite Construction, Inc. 6,639 803
Greenbrier Cos., Inc. (The) 51,969 2,559
GXO Logistics, Inc.(Æ) 17,912 898
Heartland Express, Inc. 81,595 998
Helios Technologies, Inc. 8,495 662
Herc Holdings, Inc. 4,550 683
Hertz Global Holdings, Inc.(Æ)(Ð) 45,720 72
Hillman Solutions Corp.(Æ) 60,459 476
HireQuest, Inc. 8,039 104
Holley, Inc.(Æ)(Ð) 376,087 1,004
Hub Group, Inc. Class A 44,345 2,063
Huntington Ingalls Industries, Inc. 3,391 1,107
Hyster-Yale, Inc.(Ð) 62,237 2,081
ICF International, Inc. 6,432 520
Insperity, Inc.(Û) 12,295 622
Itron, Inc.(Æ)(Û) 2,388 238
JetBlue Airways Corp.(Æ)(Ð) 112,453 678
Kelly Services, Inc. Class A 7,697 114
Kennametal, Inc. 19,616 666
Kforce, Inc. 83,864 4,761
Kirby Corp.(Æ) 2,783 365
Knight-Swift Transportation Holdings, Inc.
(Û) 28,675 1,994
Korn Ferry 32,064 2,638
Lamb Weston Holdings, Inc.(Û) 20,594 1,082
Landstar System, Inc. 4,596 803
Latham Group, Inc.(Æ)(Ð) 8,436 45
LCI Industries 6,083 623
Liquidity Services, Inc.(Æ) 36,791 1,434
Littelfuse, Inc. 3,232 1,429
Mama's Creations, Inc.(Æ) 126,478 2,331
Manitowoc Co., Inc. (The)(Æ) 52,527 728
ManpowerGroup, Inc. 5,014 263
MarketAxess Holdings, Inc.(Ð) 1,849 300
Marqeta, Inc. Class A(Æ) 33,555 583
Marten Transport, Ltd. 316,662 4,683
Matson, Inc. 4,677 948
Maximus, Inc. 11,001 663
Mercury Systems, Inc.(Æ) 9,426 915
Mesa Laboratories, Inc. 31,118 3,137

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Methode Electronics, Inc. 57,228 801
Miller Industries, Inc. 24,233 1,219
MillerKnoll, Inc. 239,024 5,383
Moog, Inc. Class A 2,257 880
MSC Industrial Direct Co., Inc. Class A 12,916 1,594
Mueller Industries, Inc. 28,452 1,890
MYR Group, Inc.(Æ) 2,301 767
Nexxen International, Ltd.(Æ) 2,604 27
NRC Health 13,792 269
Onterris, Inc.(Æ) 102,834 2,158
Orion Group Holdings, Inc.(Æ)(Ð) 29,949 293
PAMT Corp.(Æ) 9,950 160
Pangaea Logistics Solutions, Ltd. 5,142 39
Paylocity Holding Corp.(Æ) 9,437 1,301
Paymentus Holdings, Inc. Class A(Æ) 16,414 560
Paysafe, Ltd.(Æ) 6,469 52
Perma-Pipe International Holdings, Inc.(Æ) 1,344 32
Phinia, Inc. 9,777 720
Pitney Bowes, Inc. 40,513 710
Powell Industries, Inc.(Ð) 4,772 996
Primoris Services Corp.(Ð) 5,618 474
Priority Technology Holdings, Inc.(Æ) 65,112 423
Pro-Dex, Inc.(Æ) 3,119 183
Proficient Auto Logistics, Inc.(Æ) 245,068 1,676
PROG Holdings, Inc. 28,219 1,242
Public Policy Holding Co., Inc. 71,370 774
QuantumScape Corp.(Æ)(Ð) 100,715 526
Radiant Logistics, Inc.(Æ) 194,333 1,601
Ralliant Corp.(Û) 5,722 374
Regal Rexnord Corp. 7,989 1,640
Robert Half, Inc. 74,553 2,818
RXO, Inc.(Æ) 62,424 1,264
Ryder System, Inc. 4,704 1,206
Saia, Inc.(Æ)(Ð) 4,208 1,463
Schneider National, Inc. Class B 70,192 2,509
Scorpio Tankers, Inc. 26,210 2,041
Scotts Miracle-Gro Co. (The)(Ð) 35,840 2,354
SFL Corp., Ltd. 28,939 357
SkyWest, Inc.(Æ) 10,122 1,083
Star Bulk Carriers Corp. 35,829 1,030
Sterling Infrastructure, Inc.(Æ) 5,540 3,306
StoneCo, Ltd. Class A 79,766 907
Stoneridge, Inc.(Æ) 136,250 941
Strattec Security Corp.(Æ) 1,476 130
TAT Technologies, Ltd.(Æ) 24,094 937
Teekay Corp., Ltd. 33,559 391
Teekay Tankers, Ltd. Class A 14,998 1,190
Tennant Co. 27,048 2,273
Terex Corp. 17,773 1,117
Titan International, Inc.(Æ) 11,507 83
Titan Machinery, Inc.(Æ)(Ð) 47,054 799
Toro Co. (The) 14,232 1,308
Trade Desk, Inc. (The) Class A(Æ)(Ð) 2,490 45
TriNet Group, Inc.(Û) 8,821 581
TrueBlue, Inc.(Æ) 162,797 1,153
Tutor Perini Corp. 24,209 2,028
Twin Disc, Inc. 13,408 306
UFP Industries, Inc. 17,970 1,559
U-Haul Holding Co.(Æ)(Û) 4,281 304
Universal Logistics Holdings, Inc. 11,896 159
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
V2X, Inc.(Æ) 20,275 1,830
Werner Enterprises, Inc. 183,757 6,876
Willdan Group, Inc.(Æ) 35,057 2,402
Willscot Holdings Corp. 44,068 1,070
Xerox Holdings Corp. 110,987 327
Xometry, Inc. Class A(Æ) 15,828 1,357
ZipRecruiter, Inc. Class A(Æ) 21,023 83
190,208
Technology - 11.0%
8x8, Inc.(Æ) 272,912 519
ACM Research, Inc. Class A(Æ) 7,067 555
ACV Auctions, Inc. Class A(Æ)(Ð) 47,200 354
Agilysys, Inc.(Æ) 1,305 137
Alpha & Omega Semiconductor, Ltd.(Æ) 5,553 176
Ambarella, Inc.(Æ) 8,846 761
Amplitude, Inc. Class A(Æ) 23,880 212
Amtech Systems, Inc.(Æ)(Ð) 4,938 76
Angi, Inc.(Æ)(Ð) 13,276 75
Appfolio, Inc. Class A(Æ) 2,911 525
Appian Corp. Class A(Æ) 13,534 365
Arteris, Inc.(Æ) 8,336 249
Asana, Inc. Class A(Æ) 29,516 246
Atlassian Corp. Class A(Æ)(Û) 919 93
Aviat Networks, Inc.(Æ) 2,713 56
Blend Labs, Inc. Class A(Æ)(Ð) 29,757 53
Bumble, Inc. Class A(Æ) 43,950 125
C3.ai, Inc. Class A(Æ)(Ð) 19,889 183
Calix, Inc.(Æ) 5,142 185
Cargurus, Inc.(Æ) 19,514 707
Cars.com, Inc.(Æ) 23,245 275
Chime Financial, Inc. Class A(Æ) 127,990 2,942
Ciena Corp.(Æ) 1,842 695
Cirrus Logic, Inc.(Æ)(Ð) 8,275 1,070
Clear Secure, Inc. Class A 1,354 75
Climb Global Solutions, Inc.(Ð) 7,833 210
Commerce.com, Inc.(Æ) 19,301 60
CommVault Systems, Inc.(Æ) 14,952 1,761
Conduent, Inc.(Æ) 4,032 6
Consensus Cloud Solutions, Inc.(Æ) 34,006 1,238
Crane NXT Co. 127,704 6,634
Cricut, Inc. Class A(Ð) 8,351 39
Digimarc Corp.(Æ) 25,460 167
DigitalOcean Holdings, Inc.(Æ) 3,028 356
Diodes, Inc.(Æ) 13,266 1,092
DocuSign, Inc.(Æ)(Û) 26,235 1,438
Domo, Inc. Class B(Æ) 81,774 302
Dropbox, Inc. Class A(Æ)(Ð) 34,494 1,123
D-Wave Quantum, Inc.(Æ) 57,664 1,043
eGain Corp.(Æ)(Ð) 28,058 191
Ethos Technologies, Inc. Class A(Æ) 6,878 140
Etsy, Inc.(Æ) 16,560 1,353
Evolent Health, Inc. Class A(Æ) 25,317 78
Frequency Electronics, Inc.(Æ) 10,693 620
Gemini Space Station, Inc. Class A(Æ) 65,392 255
GoDaddy, Inc. Class A(Æ)(Û) 15,942 1,319
Graham Corp.(Æ) 14,986 1,437
Grindr, Inc.(Æ) 9,723 169
Harmonic, Inc.(Æ)(Ð) 22,682 262
Ichor Holdings, Ltd.(Æ) 9,536 718

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IDT Corp. Class B(Û) 3,180 209
Ingram Micro Holding Corp.(Û) 12,043 340
Intellicheck, Inc.(Æ) 41,843 151
JFrog, Ltd.(Æ) 24,954 1,991
Kaltura, Inc.(Æ) 720,734 987
KBR, Inc. 45,538 1,667
Kopin Corp.(Æ) 102,192 360
Kulicke & Soffa Industries, Inc. 7,310 652
KVH Industries, Inc.(Æ) 29,456 273
Kyndryl Holdings, Inc.(Æ) 58,831 797
Lantronix, Inc.(Æ)(Ð) 11,851 64
LightPath Technologies, Inc. Class A(Æ) 61,627 639
Lumentum Holdings, Inc.(Æ) 3,519 2,512
MACOM Technology Solutions Holdings,
Inc.(Æ) 3,543 891
Manhattan Associates, Inc.(Æ) 4,088 782
Maplebear, Inc.(Æ)(Ð)(Û) 33,156 1,479
Match Group, Inc.(Ð)(Û) 35,310 1,392
MaxLinear, Inc.(Æ) 12,733 851
MediaAlpha, Inc. Class A(Æ) 13,682 169
Millicom International Cellular SA(Ð) 9,522 909
Napco Security Technologies, Inc. 68,998 2,558
nCino, Inc.(Æ) 117,880 2,176
NCR Voyix Corp.(Æ) 77,171 638
NETGEAR, Inc.(Æ) 6,996 169
Netskope, Inc. Class A(Æ)(Ð) 23,776 299
Nextdoor Holdings, Inc.(Æ)(Ð) 27,084 60
Nutanix, Inc. Class A(Æ)(Û) 30,152 1,779
NVE Corp. 19,081 2,219
OneSpan, Inc. 192,982 2,987
Onto Innovation, Inc.(Æ)(Ð) 4,287 1,109
Ooma, Inc.(Æ) 55,939 1,217
Ouster, Inc.(Æ) 23,410 913
PagerDuty, Inc.(Æ) 27,241 288
PAR Technology Corp.(Æ) 23,435 397
Pattern Group, Inc. Class A(Æ)(Ð) 6,437 148
PDF Solutions, Inc.(Æ) 108,097 4,982
Pegasystems, Inc. 15,421 471
Pinterest, Inc. Class A(Æ)(Û) 72,535 1,742
Planet Labs PBC(Æ) 56,045 1,148
Playtika Holding Corp. 43,277 173
Plexus Corp.(Æ) 3,010 757
Porch Group, Inc.(Æ) 93,582 1,352
Preformed Line Products Co. 4,948 1,766
PubMatic, Inc. Class A(Æ) 36,135 455
Radcom, Ltd.(Æ) 56,226 576
Rambus, Inc.(Æ) 7,093 646
Rapid7, Inc.(Æ) 19,681 190
Red Violet, Inc.(Æ) 51,551 3,577
RF Industries, Ltd.(Æ)(Ð) 1,150 14
Ribbon Communications, Inc.(Æ) 11,000 24
RideNow Group, Inc.(Æ) 39,859 246
SentinelOne, Inc. Class A(Æ) 51,761 987
ServiceTitan, Inc. Class A(Æ) 5,004 416
Shutterstock, Inc. 5,316 29
Silicon Laboratories, Inc.(Æ) 5,209 1,133
Silicon Motion Technology Corp. - ADR 11,390 2,889
Silvaco Group, Inc.(Æ) 16,208 126
SiTime Corp.(Æ) 3,012 1,612
Snap, Inc. Class A(Æ)(Ð) 12,721 60
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Soluna Holdings, Inc.(Æ) 239,757 292
Sonos, Inc.(Æ) 35,678 523
TD SYNNEX Corp.(Û) 482 123
Telos Corp.(Æ) 8,166 36
Teradata Corp.(Æ) 62,125 1,925
Thryv Holdings, Inc.(Æ)(Ð) 10,604 43
Tower Semiconductor, Ltd.(Æ) 952 209
TTM Technologies, Inc.(Æ) 1,393 161
Ultra Clean Holdings, Inc.(Æ) 31,318 2,609
Unisys Corp.(Æ) 18,056 52
Upland Software, Inc.(Æ) 4,916 21
Varonis Systems, Inc.(Æ) 26,208 1,047
Veritone, Inc.(Æ) 244,531 267
Viasat, Inc.(Æ) 17,449 1,342
Viavi Solutions, Inc.(Æ) 12,901 477
Vistance Networks, Inc. 69,044 811
VTEX Class A(Æ) 404,493 1,743
Weave Communications, Inc.(Æ) 15,042 98
Workiva, Inc.(Æ) 37,207 2,225
Xperi, Inc.(Æ)(Ð) 6,570 51
Yelp, Inc.(Æ) 6,183 163
Zeta Global Holdings Corp. Class A(Æ) 41,299 892
ZoomInfo Technologies, Inc.(Æ) 77,678 256
107,529
Utilities - 3.3%
Artesian Resources Corp. Class A 30,067 1,033
ATN International, Inc. 176 4
BKV Corp.(Æ) 55,286 1,352
Black Hills Corp. 11,007 784
CNX Resources Corp.(Æ) 32,103 1,149
Comstock Resources, Inc.(Æ)(Ð) 13,419 178
Consolidated Water Co., Ltd. 2,858 83
Epsilon Energy, Ltd. 47,087 264
Evolution Petroleum Corp. 70,164 258
Excelerate Energy, Inc. Class A(Ð) 91,263 3,584
Fervo Energy Co. Class A(Æ) 13,823 312
Genie Energy, Ltd. Class B 1,417 20
Gogo, Inc.(Æ)(Û) 22,806 95
Granite Ridge Resources, Inc. 85,497 406
Gulfport Energy Corp.(Æ) 4,020 649
Infinity Natural Resources, Inc. Class A(Æ) 92,706 1,220
Kinetik Holdings, Inc. 12,390 627
Magnolia Oil & Gas Corp. Class A 72,747 1,870
MGE Energy, Inc. 15,112 1,202
New Jersey Resources Corp. 16,388 949
Northern Oil & Gas, Inc. 144,789 3,062
ONE Gas, Inc. 11,275 875
Permian Resources Corp. Class A 46,128 983
Portland General Electric Co. 33,236 1,639
Pure Cycle Corp.(Æ) 9,498 100
RGC Resources, Inc. 40,774 873
Riley Exploration Permian, Inc. 131 4
Southwest Gas Holdings, Inc. 3,845 344
Spire, Inc. 23,789 1,900
Talen Energy Corp.(Æ)(Û) 4,226 1,412
Tamboran Resources Corp.(Æ) 25,040 833
UGI Corp. 40,248 1,454
Unitil Corp. 18,470 996

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WhiteHawk Minerals Corp. Class A 57,310 1,515
32,029
Total Common Stocks
(cost $777,656) 960,584
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)
Rights 1,939 1
Inhibrx, Inc.(Æ)
Rights 21,895 14
Resolute Forest Products, Inc.(Æ)
Rights 33,567 48
Xerox Holdings Corp.(Æ)
2028 Warrants 31,119 10
Total Warrants and Rights
(cost $63) 73
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 46,586,944 (∞) 46,577
Total Short-Term Investments
(cost $46,574) 46,577
Total Investments - 103.3%
(identified cost $824,293) 1,007,234
Securities Sold Short - (3.4)%
Consumer Discretionary - (0.3)%
Bally's Corp.(Æ) (2,093) (29)
Bel Fuse, Inc. Class A (1,519) (339)
Dauch Corp.(Æ) (38,813) (219)
Joby Aviation, Inc.(Æ) (47,669) (341)
Kontoor Brands, Inc. (6,842) (573)
LGI Homes, Inc.(Æ) (2,943) (161)
M-Tron Industries, Inc.(Æ) (2,255) (186)
Redwire Corp.(Æ) (1,330) (11)
RUM Group, Inc.(Æ) (12,841) (75)
Strata Critical Medical, Inc.(Æ) (24,141) (121)
Unusual Machines, Inc.(Æ) (2,322) (49)
Upexi, Inc.(Æ) (20,965) (16)
Venu Holding Corp.(Æ) (1,000) (2)
Victoria's Secret & Co.(Æ) (2,140) (190)
Ziff Davis, Inc.(Æ) (9,695) (515)
(2,827)
Consumer Staples - (0.1)%
BellRing Brands, Inc.(Æ) (7,479) (93)
Cadiz, Inc.(Æ) (11,468) (34)
Celsius Holdings, Inc.(Æ) (5,967) (174)
Energizer Holdings, Inc. (9,776) (205)
Post Holdings, Inc.(Æ) (2,938) (269)
Quanex Building Products Corp. (8,821) (157)
Simply Good Foods Co. (The)(Æ) (16,800) (171)
Westrock Coffee Co.(Æ) (17,971) (146)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(1,249)
Energy - (0.4)%
ASP Isotopes, Inc.(Æ) (10,564) (42)
Centrus Energy Corp. Class A(Æ) (1,843) (326)
Core Natural Resources, Inc. (5,578) (445)
DNOW, Inc.(Æ) (40,284) (569)
Flotek Industries, Inc.(Æ) (4,102) (97)
Innovex International, Inc.(Æ) (2,468) (69)
Plug Power, Inc.(Æ) (162,406) (335)
Shoals Technologies Group, Inc. Class A(Æ) (29,199) (255)
SM Energy Co. (14,909) (485)
Solaris Energy Infrastructure, Inc. (7,119) (366)
Uranium Energy Corp.(Æ) (29,915) (287)
Viper Energy, Inc. Class A (13,482) (601)
(3,877)
Financial Services - (0.7)%
AGNC Investment Corp.(ö) (53,148) (567)
Agree Realty Corp.(ö) (1,074) (84)
Arbor Realty Trust, Inc.(ö) (23,667) (119)
Atlantic Union Bankshares Corp. (12,497) (530)
Baldwin Insurance Group, Inc. (The)(Æ) (19,702) (547)
Cipher Digital, Inc.(Æ) (2,982) (67)
Compass, Inc. Class A(Æ) (37,820) (431)
Dynex Capital, Inc.(ö) (28,442) (362)
Erie Indemnity Co. Class A (493) (119)
Forbright, Inc. Class A(Æ) (384) (8)
Forum Markets, Inc.(Æ) (5,006) (26)
FTAI Infrastructure, Inc. (33,822) (126)
Getty Realty Corp.(ö) (4,512) (154)
HA Sustainable Infrastructure Capital, Inc. (13,704) (519)
Hudson Pacific Properties, Inc.(Æ)(ö) (22,007) (303)
OppFi, Inc.(Æ) (4,957) (46)
Pinnacle Financial Partners, Inc. (5,569) (586)
Rayonier, Inc.(ö) (28,116) (612)
Ready Capital Corp.(ö) (22,361) (32)
Rocket Cos., Inc. Class A(Æ) (8,862) (114)
Shift4 Payments, Inc. Class A(Æ) (10,570) (560)
Spire Global, Inc.(Æ) (14,945) (171)
Sunrise Realty Trust, Inc.(ö) (1,436) (11)
TIC Solutions, Inc.(Æ) (66,123) (483)
UWM Holdings Corp. (64,534) (117)
(6,694)
Health Care - (0.6)%
4D Molecular Therapeutics, Inc.(Æ) (14,004) (143)
Abeona Therapeutics, Inc.(Æ) (22,405) (144)
Acadia Healthcare Co., Inc.(Æ) (23,064) (683)
Achieve Life Sciences, Inc.(Æ) (14,702) (94)
Aclaris Therapeutics, Inc.(Æ) (20,382) (106)
Adicet Bio, Inc.(Æ) (2,831) (26)
Agenus, Inc.(Æ) (10,924) (82)
ArriVent Biopharma, Inc.(Æ) (4,075) (122)
aTyr Pharma, Inc.(Æ) (16,752) (8)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aura Biosciences, Inc.(Æ) (13,284) (93)
Avalyn Pharma, Inc.(Æ) (640) (18)
Benitec Biopharma, Inc.(Æ) (2,386) (28)
Bicara Therapeutics, Inc.(Æ) (8,112) (220)
Butterfly Network, Inc.(Æ) (46,388) (330)
Community Health Systems, Inc.(Æ) (39,644) (111)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (3,973) (36)
CorMedix, Inc.(Æ) (37,904) (285)
Corvus Pharmaceuticals, Inc.(Æ) (2,334) (31)
Guardian Pharmacy Services, Inc. Class
A(Æ) (5,033) (199)
ImmunityBio, Inc.(Æ) (2,929) (21)
Immunovant, Inc.(Æ) (14,172) (547)
Inhibikase Therapeutics, Inc.(Æ) (22,527) (49)
Invivyd, Inc.(Æ) (9,935) (5)
Lexeo Therapeutics, Inc.(Æ) (18,208) (75)
MapLight Therapeutics, Inc.(Æ) (2,304) (30)
Monte Rosa Therapeutics, Inc.(Æ) (6,520) (108)
Nakamoto, Inc.(Æ) (982) (5)
ORIC Pharmaceuticals, Inc.(Æ) (9,773) (108)
Oruka Therapeutics, Inc.(Æ) (5,589) (539)
Ovid Therapeutics, Inc.(Æ) (27,929) (62)
Palisade Bio, Inc.(Æ) (57,682) (109)
Perspective Therapeutics, Inc.(Æ) (18,223) (53)
Precigen, Inc.(Æ) (36,369) (228)
Pursuit Attractions and Hospitality, Inc.(Æ) (4,011) (203)
RadNet, Inc.(Æ) (8,224) (525)
SAB Biotherapeutics, Inc.(Æ) (2,100) (7)
Surgery Partners, Inc.(Æ) (13,747) (212)
Tenax Therapeutics, Inc.(Æ) (3,080) (42)
Vaxcyte, Inc.(Æ) (10,251) (554)
(6,241)
Materials and Processing - (0.1)%
Airjoule Technologies Corp.(Æ) (8,527) (36)
Greif, Inc. Class A (3,594) (311)
Ivanhoe Electric, Inc.(Æ) (19,503) (178)
Quaker Chemical Corp. (1,063) (171)
Royal Gold, Inc. (698) (138)
Sensient Technologies Corp. (1,412) (175)
U.S. GoldMining, Inc.(Æ) (1,183) (9)
US Gold Corp.(Æ) (3,129) (41)
VSE Corp. (2,256) (438)
(1,497)
Producer Durables - (0.7)%
AeroVironment, Inc.(Æ) (3,954) (591)
Brady Corp. Class A (1,930) (182)
Bridger Aerospace Group Holdings, Inc.(Æ) (10,583) (20)
Casella Waste Systems, Inc. Class A(Æ) (5,081) (456)
Construction Partners, Inc. Class A(Æ) (5,608) (579)
First Advantage Corp.(Æ) (25,389) (504)
GEO Group, Inc. (The)(Æ) (3,712) (115)
GPGI, Inc. (37,251) (492)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
I3 Verticals, Inc. Class A(Æ) (4,582) (96)
indie Semiconductor, Inc. Class A(Æ) (78,994) (255)
JBT Marel Corp. (4,170) (577)
Kadant, Inc. (1,108) (341)
Limbach Holdings, Inc.(Æ) (1,422) (102)
Mirion Technologies, Inc.(Æ) (36,098) (541)
NET Power, Inc.(Æ) (28,782) (41)
NuScale Power Corp.(Æ) (30,850) (260)
Paymentus Holdings, Inc. Class A(Æ) (4,176) (142)
Red Cat Holdings, Inc.(Æ) (4,739) (36)
Sabre Corp.(Æ) (32,766) (61)
Standex International Corp. (935) (277)
Uniti Group, Inc.(Æ) (42,285) (411)
Willscot Holdings Corp. (25,409) (617)
(6,696)
Technology - (0.4)%
American Bitcoin Corp. Class A(Æ) (1,229) (7)
Bentley Systems, Inc. Class B (15,834) (561)
BlackSky Technology, Inc.(Æ) (8,158) (188)
Blaize Holdings, Inc.(Æ) (22,426) (18)
Cibus, Inc.(Æ) (5,019) (10)
Corsair Gaming, Inc.(Æ) (9,714) (103)
Crane NXT Co. (7,709) (401)
Duos Technologies Group, Inc.(Æ) (9,084) (78)
ePlus, Inc. (3,066) (283)
GCT Semiconductor Holding, Inc.(Æ) (20,547) (38)
Immersion Corp. (10,334) (78)
KULR Technology Group, Inc.(Æ) (7,100) (19)
Life360, Inc.(Æ) (3,807) (206)
LightPath Technologies, Inc. Class A(Æ) (13,666) (142)
NextNav, Inc.(Æ) (961) (13)
Ouster, Inc.(Æ) (1,447) (56)
PAR Technology Corp.(Æ) (7,070) (120)
Powerfleet, Inc.(Æ) (33,906) (133)
Quantum Computing, Inc.(Æ) (2,676) (22)
Samsara, Inc. Class A(Æ) (2,040) (76)
Sanmina Corp.(Æ) (2,392) (444)
Serve Robotics, Inc.(Æ) (3,581) (17)
TTM Technologies, Inc.(Æ) (3,719) (429)
Velo3D, Inc.(Æ) (1,513) (15)
Vuzix Corp.(Æ) (14,351) (33)
(3,490)
Utilities - (0.1)%
Crescent Energy Co. Class A (27,281) (313)
Infinity Natural Resources, Inc. Class A(Æ) (10,327) (136)
NextDecade Corp.(Æ) (25,750) (173)
Otter Tail Corp. (5,586) (494)
Prairie Operating Co.(Æ) (48,752) (35)
Sable Offshore Corp.(Æ) (2,117) (11)
Shenandoah Telecommunications Co. (1,000) (12)
(1,174)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Securities Sold Short
(proceeds $33,526) (33,745)
Other Assets and Liabilities,
Net - 0.1%
1,417
Net Assets - 100.0%
974,906

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 37
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 313 USD 45,980 09/26 (973)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (973)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 98,215 $ — $ —
$ —
$ 98,215
Consumer Staples 21,038 — —
—
21,038
Energy 54,198 — —
—
54,198
Financial Services 191,645 — —
—
191,645
Health Care 187,672 — —
—
187,672
Materials and Processing 78,050 — —
—
78,050
Producer Durables 190,208 — —
—
190,208
Technology 107,529 — —
—
107,529
Utilities 32,029 — —
—
32,029
Warrants and Rights 10 — 63 — 73
Short-Term Investments — — — 46,577 46,577
Total Investments
960,594 — 63 46,577 1,007,234
Securities Sold Short
*
(33,745) — — — (33,745)
Other Financial Instruments
Liabilities
Futures Contracts (973) — — — (973)
Total Other Financial Instruments
**
$ (973) $ — $ — $ — $ (973)
* Refer to Schedule of Investments for detailed sector breakout.
** Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 U.S. Small Cap Equity Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 23,862 $ 549,868 $ 527,149 $ (6) $ 2 $ 46,577 $ 1,187 $ —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.2%
Australia - 5.4%
ANZ Group Holdings, Ltd. 14,420 377
Aristocrat Leisure, Ltd. 3,859 174
ASX, Ltd. 3,143 121
BHP Group, Ltd. 31,722 1,336
Brambles, Ltd. 9,833 135
Coles Group, Ltd. 11,904 201
Commonwealth Bank of Australia 7,087 881
CSL, Ltd. 2,535 220
Evolution Mining, Ltd. 24,760 195
Fortescue, Ltd. 22,840 298
Glencore PLC 46,725 342
Goodman Group(ö) 6,124 129
Lottery Corp., Ltd. (The) 28,757 113
Lynas Rare Earths, Ltd.(Æ) 8,878 87
Macquarie Group, Ltd. 956 170
Medibank Pvt, Ltd. 57,079 208
National Australia Bank, Ltd. 8,662 252
Northern Star Resources, Ltd. 10,200 142
Origin Energy, Ltd. 20,121 152
PLS Group, Ltd.(Æ) 25,026 73
Pro Medicus , Ltd. 637 72
QBE Insurance Group, Ltd. 41,893 729
Rio Tinto PLC 9,704 951
Rio Tinto, Ltd. 2,483 299
Santos, Ltd. 44,585 247
Scentre Group(ö) 26,866 74
Sigma Healthcare, Ltd. 41,654 86
Sonic Healthcare, Ltd. 3,687 57
South32, Ltd. 37,849 120
Stockland(ö) 20,666 62
Suncorp Group, Ltd. 12,836 173
Telstra Group, Ltd. 33,572 119
Transurban Group(Æ) 6,819 71
Washington H Soul Pattinson & Co., Ltd. 2,183 71
Wesfarmers, Ltd. 6,021 378
Westpac Banking Corp. 12,395 329
Woodside Energy Group, Ltd. 16,864 394
Woolworths Group, Ltd. 11,874 333
10,171
Austria - 0.6%
BAWAG Group AG(Þ) 1,133 228
Erste Group Bank AG 3,453 448
OMV AG 3,137 229
Raiffeisen Bank International AG 2,011 138
1,043
Belgium - 0.7%
Ageas SA 2,564 212
Anheuser-Busch InBev SA 1,995 173
Elia Group SA 453 65
KBC Group NV 2,610 376
Lotus Bakeries NV 8 103
UCB SA 1,561 402
1,331
Brazil - 0.3%
Wheaton Precious Metals Corp. 3,404 370
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA 5,037 237
607
Burkina Faso - 0.1%
Endeavour Mining PLC 3,199 152
Canada - 11.6%
Agnico Eagle Mines, Ltd. 3,491 507
Alamos Gold, Inc. Class A 4,434 123
Alimentation Couche-Tard, Inc. 4,491 292
ARC Resources, Ltd. 11,400 273
AtkinsRealis Group, Inc. 1,122 70
Bank of Montreal 4,609 827
Bank of Nova Scotia (The) 8,442 741
Barrick Mining Corp. 14,299 525
BCE, Inc. 3,433 74
Bombardier, Inc. Class B(Æ) 1,084 261
Brookfield Asset Management, Ltd. Class
A 7,723 374
Cameco Corp. 2,461 212
Canadian Imperial Bank of Commerce 6,147 728
Canadian National Railway Co. 1,984 252
Canadian Natural Resources, Ltd. 15,505 739
Canadian Pacific Kansas City, Ltd. 1,825 162
Canadian Tire Corp., Ltd. Class A 750 109
CCL Industries, Inc. Class B 2,713 180
Celestica, Inc.(Æ) 1,072 355
Cenovus Energy, Inc. 27,240 821
CGI, Inc. 2,579 189
Constellation Software, Inc. 156 334
Descartes System Group, Inc. (The)(Æ) 1,226 92
Dollarama, Inc. 2,093 285
Emera, Inc. 1,479 79
Empire Co., Ltd. Class A 1,725 63
Enbridge, Inc. 7,027 382
Equinox Gold Corp. 14,488 130
Fairfax Financial Holdings, Ltd. 322 539
FirstService Corp. 733 103
Fortis, Inc. 1,675 95
Franco-Nevada Corp. 982 209
George Weston, Ltd. 961 72
Great-West Lifeco , Inc. 7,546 500
Hydro One, Ltd.(Þ) 1,644 69
iA Financial Corp., Inc. 486 72
IGM Financial, Inc. 1,245 77
Imperial Oil, Ltd. 2,763 358
Intact Financial Corp. 3,069 603
Kinross Gold Corp. 11,395 263
Loblaw Cos., Ltd. 5,315 250
Magna International, Inc. 5,936 407
Manulife Financial Corp. 9,152 406
Metro, Inc. 2,171 144
National Bank of Canada 2,991 484
Nutrien , Ltd. 6,011 415
Pan American Silver Corp. 3,963 171
Power Corp. of Canada 3,591 245
Rogers Communications, Inc. Class B 4,459 151
Royal Bank of Canada 8,483 1,776
Saputo, Inc. 2,589 73
Shopify, Inc. Class A(Æ) 3,350 392

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stantec, Inc. 1,793 127
Sun Life Financial, Inc. 4,678 388
Suncor Energy, Inc. 15,147 1,017
Teck Resources, Ltd. Class B 2,022 122
TELUS Corp. 10,204 97
TFI International, Inc. 832 112
Toromont Industries, Ltd. 2,780 418
Toronto-Dominion Bank (The) 15,803 1,894
Whitecap Resources, Inc. 35,897 424
WSP Global, Inc. 870 106
21,758
Chile - 0.2%
Antofagasta PLC 6,146 304
Lundin Mining Corp. 4,057 101
405
China - 0.6%
BOC Hong Kong Holdings, Ltd. 77,500 517
Prosus NV(Æ) 3,381 156
SITC International Holdings Co., Ltd. 27,000 136
Wilmar International, Ltd. 34,200 105
Yangzijiang Shipbuilding Holdings, Ltd. 52,000 159
1,073
Denmark - 1.1%
Coloplast A/S Class B 1,425 94
Danske Bank A/S 5,885 339
DSV A/S 353 76
Genmab A/S(Æ) 428 123
Novo Nordisk A/S Class B 12,219 576
Novonesis Novozymes B Class B 3,588 233
Orsted A/S(Æ)(Þ) 3,844 86
Pandora A/S 1,786 225
Tryg A/S 2,309 55
Vestas Wind Systems A/S 8,276 223
2,030
Finland - 1.1%
Elisa Oyj 2,117 86
Fortum Oyj 3,731 85
Kone Oyj Class B 3,051 176
Metso Oyj 6,348 118
Neste Oyj 6,211 221
Nokia Oyj 22,034 202
Nordea Bank Abp 16,411 331
Orion Oyj Class B 1,809 170
Sampo Oyj Class A 12,096 134
Stora Enso Oyj Class R 9,280 106
UPM- Kymmene Oyj 8,148 223
Wartsila Oyj Abp 8,287 281
2,133
France - 6.2%
Accor SA 1,138 59
Air Liquide SA 2,721 536
Airbus SE 1,206 282
Alstom SA(Æ) 4,920 91
Amundi SA(Þ) 796 87
AXA SA 10,617 551
Ayvens SA(Þ) 5,225 70
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BNP Paribas SA 5,092 645
Bouygues SA 5,685 320
Bureau Veritas SA 4,529 145
Capgemini SE 2,466 294
Carrefour SA 10,824 199
Compagnie de Saint-Gobain SA 2,838 267
Compagnie Generale des Etablissements
Michelin SCA 15,616 631
Credit Agricole SA 7,807 174
Danone SA 1,523 119
Dassault Aviation SA 217 75
Dassault Systemes SE 3,409 79
Eiffage SA 1,888 269
Engie SA 9,979 312
EssilorLuxottica SA 748 142
Getlink SE 3,711 79
Hermes International SCA 95 168
Ipsen SA 532 103
Klepierre SA(ö) 3,674 167
Legrand SA 1,012 153
L'Oreal SA 1,063 474
LVMH Moet Hennessy Louis Vuitton SE 1,002 549
Orange SA 8,611 164
Pernod Ricard SA 3,190 250
Publicis Groupe SA 3,963 422
Renault SA 4,193 132
Rexel SA 4,978 206
Safran SA 669 262
Societe Generale SA 5,211 489
Sodexo SA 1,309 86
TotalEnergies SE 19,386 1,722
Unibail - Rodamco -Westfield(ö) 814 99
Veolia Environnement SA 2,599 104
Vinci SA 4,327 613
11,589
Germany - 6.2%
adidas AG 630 116
Allianz SE 2,512 1,254
Bayer AG 3,862 214
Bayerische Motoren Werke AG 3,441 235
Brenntag SE 2,122 150
Commerzbank AG 7,846 341
Daimler Truck Holding AG 7,607 429
Deutsche Bank AG 4,648 171
Deutsche Boerse AG 838 253
Deutsche Lufthansa AG 12,511 131
Deutsche Post AG 10,728 714
Deutsche Telekom AG 19,843 613
E.ON SE 13,760 297
Evonik Industries AG 3,664 74
Fresenius Medical Care AG 3,115 160
Fresenius SE & Co. KGaA 6,482 333
GEA Group AG 2,106 150
Hannover Rueck SE 580 168
Heidelberg Materials AG 2,055 382
Hochtief AG 260 133
Infineon Technologies AG 8,303 592
Knorr- Bremse AG 542 64
Mercedes-Benz Group AG 7,193 388

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merck KGaA 501 83
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen 713 429
Rheinmetall AG 221 291
RWE AG 3,032 200
SAP SE 5,973 1,084
Scout24 SE(Þ) 669 57
Siemens AG 3,343 1,090
Siemens Energy AG 4,050 689
Siemens Healthineers AG(Þ) 3,036 129
Symrise AG 828 85
Talanx AG 757 101
Zalando SE(Æ)(Þ) 2,406 78
11,678
Guatemala - 0.1%
Millicom International Cellular SA 1,110 106
Hong Kong - 1.8%
AIA Group, Ltd. 93,737 949
CK Asset Holdings, Ltd. 34,830 213
CK Infrastructure Holdings, Ltd. 7,501 60
Futu Holdings, Ltd. - ADR 2,295 241
Hong Kong & China Gas Co., Ltd. 48,000 43
Hong Kong Exchanges & Clearing, Ltd. 3,916 204
Melco Resorts & Entertainment, Ltd.
(Æ)(Š) 8,400 16
Power Assets Holdings, Ltd. 18,000 136
Prudential PLC 59,583 895
Sun Hung Kai Properties, Ltd. 13,571 214
Techtronic Industries Co., Ltd. 16,848 284
WH Group, Ltd.(Þ) 142,289 153
3,408
Indonesia - 0.1%
Jardine Matheson Holdings, Ltd. 1,900 126
Ireland - 0.5%
AerCap Holdings NV 1,703 257
AIB Group PLC 19,055 226
Bank of Ireland Group PLC 12,012 251
Kerry Group PLC Class A 734 70
Kingspan Group PLC 1,608 149
953
Israel - 1.3%
Bank Hapoalim BM 16,854 410
Bank Leumi Le-Israel BM 14,712 349
Check Point Software Technologies, Ltd.
(Æ) 706 90
Elbit Systems, Ltd. 289 233
Enlight Renewable Energy, Ltd.(Æ) 1,863 160
Israel Discount Bank, Ltd. Class A 12,223 128
Mizrahi Tefahot Bank, Ltd. 2,726 203
Nova, Ltd.(Æ) 605 243
OPC Energy, Ltd.(Æ) 2,451 77
Phoenix Financial, Ltd. 2,061 116
Teva Pharmaceutical Industries, Ltd.
- ADR 4,860 170
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tower Semiconductor, Ltd.(Æ) 1,444 321
2,500
Italy - 2.6%
Banca Mediolanum SpA 4,506 121
Banca Monte dei Paschi di Siena SpA 11,834 158
Banco BPM SpA 7,195 131
BPER Banca SpA 13,391 218
Coca-Cola HBC AG 4,487 303
Enel SpA 47,502 537
Eni SpA 15,139 421
FinecoBank Banca Fineco SpA 2,557 70
Generali 5,741 291
Intesa Sanpaolo SpA 37,140 281
Italgas SpA 11,437 118
Leonardo SpA 3,315 211
Moncler SpA 1,638 93
Poste Italiane SpA 5,037 152
Prysmian SpA 2,468 341
Recordati Industria Chimica e
Farmaceutica SpA 2,200 131
Ryanair Holdings PLC 9,077 259
Snam SpA 29,581 201
Telecom Italia SpA (Æ) 9,669 82
Terna - Rete Elettrica Nazionale 15,193 175
UniCredit SpA 4,984 471
Unipol Assicurazioni SpA 4,910 154
4,919
Japan - 20.1%
Advantest Corp. 4,500 890
Aeon Co., Ltd. 8,400 72
AGC, Inc. 1,700 64
Aisin Corp. 6,900 96
Ajinomoto Co., Inc. 9,800 302
Asahi Group Holdings, Ltd. 19,500 204
Asahi Kasei Corp. 19,000 205
Asics Corp. 7,600 224
Astellas Pharma, Inc. 20,100 276
Bandai Namco Holdings, Inc. 6,100 177
Bridgestone Corp. 20,500 512
Canon, Inc. 20,400 566
Capcom Co., Ltd. 5,400 135
Central Japan Railway Co. 9,800 244
Chubu Electric Power Co., Inc. 6,300 110
Chugai Pharmaceutical Co., Ltd. 3,100 135
Dai Nippon Printing Co., Ltd. 8,500 155
Daifuku Co., Ltd. 1,600 59
Daiichi Life Group, Inc. 29,800 357
Daiichi Sankyo Co., Ltd. 5,200 83
Daikin Industries, Ltd. 1,100 159
Daito Trust Construction Co., Ltd. 3,600 76
Daiwa House Industry Co., Ltd. 7,700 226
Daiwa Securities Group, Inc. 23,400 263
Denso Corp. 21,300 262
Disco Corp. 800 288
East Japan Railway Co. 4,500 104
Ebara Corp. 5,500 187
ENEOS Holdings, Inc. 42,000 351
Fast Retailing Co., Ltd. 1,500 735
FUJIFILM Holdings Corp. 29,700 704

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fujikura, Ltd. 17,900 457
Fujitsu, Ltd. 10,000 232
Furukawa Electric Co., Ltd. 5,100 97
Hankyu Hanshin Holdings, Inc. 3,400 101
Hitachi, Ltd. 31,400 1,042
Honda Motor Co., Ltd. 26,200 265
Hoya Corp. 3,900 598
Hulic Co., Ltd. 7,300 80
Ibiden Co., Ltd. 800 80
Idemitsu Kosan Co., Ltd. 11,800 97
Inpex Corp. 11,600 266
Isuzu Motors, Ltd. 10,500 158
ITOCHU Corp. 44,200 555
Japan Exchange Group, Inc. 15,300 209
Japan Post Bank Co., Ltd. 14,200 275
Japan Post Holdings Co., Ltd. 28,600 427
Japan Post Insurance Co., Ltd. 8,100 90
Japan Tobacco, Inc. 5,700 254
JX Advanced Metals Corp. 6,800 157
Kajima Corp. 2,200 74
Kansai Electric Power Co., Inc. (The) 7,800 120
Kao Corp. 11,700 240
Kawasaki Heavy Industries, Ltd. 9,200 159
KDDI Corp. 17,400 321
Keyence Corp. 600 301
Kikkoman Corp. 10,500 108
Kioxia Holdings Corp.(Æ) 1,800 501
Kirin Holdings Co., Ltd. 10,800 200
Komatsu, Ltd. 8,800 388
Konami Group Corp. 1,300 168
Kubota Corp. 15,900 270
Kyocera Corp. 21,100 482
Lasertec Corp. 1,100 254
LY Corp. 16,200 46
Marubeni Corp. 6,800 223
Mitsubishi Chemical Group Corp. 11,800 87
Mitsubishi Corp. 7,000 210
Mitsubishi Electric Corp. 16,400 598
Mitsubishi Estate Co., Ltd. 10,700 259
Mitsubishi HC Capital, Inc. 12,200 113
Mitsubishi Heavy Industries, Ltd. 21,500 504
Mitsubishi UFJ Financial Group, Inc. 51,500 1,155
Mitsui & Co., Ltd. 4,800 147
Mitsui Fudosan Co., Ltd. 16,500 160
Mitsui Kinzoku Co., Ltd. 800 150
Mitsui OSK Lines, Ltd. 4,300 158
Mizuho Financial Group, Inc. 9,300 481
MS&AD Insurance Group Holdings, Inc. 15,900 493
Murata Manufacturing Co., Ltd. 8,800 411
NEC Corp. 7,000 209
Nintendo Co., Ltd. 4,600 220
Nippon Steel Corp. 34,500 140
Nippon Yusen Kabushiki Kaisha 3,400 131
Nitori Holdings Co., Ltd. 6,400 102
Nitto Denko Corp. 8,800 183
Nomura Holdings, Inc. 35,900 346
Nomura Research Institute, Ltd. 2,400 71
NTT, Inc. 456,650 438
Obayashi Corp. 10,200 201
Obic Co., Ltd. 5,300 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Olympus Corp. 7,100 81
Oriental Land Co., Ltd. 10,800 215
ORIX Corp. 10,700 431
Osaka Gas Co., Ltd. 5,400 187
Otsuka Corp. 4,600 95
Otsuka Holdings Co., Ltd. 3,400 237
Pan Pacific International Holdings Corp. 25,100 143
Panasonic Holdings Corp. 10,500 277
Recruit Holdings Co., Ltd. 7,400 582
Renesas Electronics Corp. 7,700 155
Resona Holdings, Inc. 14,000 192
Resonac Holdings Corp. 1,000 83
Ryohin Keikaku Co., Ltd. 8,300 218
Sanrio Co., Ltd. 13,300 106
SBI Holdings, Inc. 4,600 88
SCREEN Holdings Co., Ltd. 2,900 222
Secom Co., Ltd. 3,300 142
Sekisui House, Ltd. 8,100 178
Seven & i Holdings Co., Ltd. 25,500 338
Shimizu Corp. 4,600 68
Shin-Etsu Chemical Co., Ltd. 7,400 266
Shionogi & Co., Ltd. 11,800 215
SMC Corp. 200 86
SoftBank Corp. 143,200 201
SoftBank Group Corp. 14,700 457
Sompo Holdings, Inc. 12,000 534
Sony Group Corp. 9,000 211
Subaru Corp. 9,092 153
Sumitomo Corp. 42,700 449
Sumitomo Electric Industries, Ltd. 25,800 374
Sumitomo Metal Mining Co., Ltd. 2,400 121
Sumitomo Mitsui Financial Group, Inc. 16,600 713
Sumitomo Mitsui Trust Group, Inc. 31,200 325
Sumitomo Realty & Development Co.,
Ltd. 3,600 82
Suntory Beverage & Food, Ltd. 2,300 66
Suzuki Motor Corp. 22,800 300
T&D Holdings, Inc. 4,700 149
Taisei Corp. 1,200 98
Takeda Pharmaceutical Co., Ltd. 4,966 171
TDK Corp. 14,400 283
Terumo Corp. 12,400 180
Tokio Marine Holdings, Inc. 9,700 495
Tokyo Electron, Ltd. 2,600 878
Tokyo Gas Co., Ltd. 2,800 110
Toray Industries, Inc. 19,200 138
Toyota Motor Corp. 70,900 1,347
Toyota Tsusho Corp. 1,900 80
Unicharm Corp. 16,900 107
West Japan Railway Co. 7,600 143
Yamaha Motor Co., Ltd. 10,200 86
Yokogawa Electric Corp. 3,700 132
Zensho Holdings Co., Ltd. 1,100 69
37,689
Luxembourg - 0.3%
ArcelorMittal SA 7,842 550

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macao - 0.1%
Galaxy Entertainment Group, Ltd. 36,000 157
Mexico - 0.1%
Fresnillo PLC 3,261 109
Netherlands - 5.1%
ABN AMRO Bank NV - Dutch
Certificates(Þ) 3,234 145
Adyen NV(Æ)(Þ) 496 503
Akzo Nobel NV 2,451 171
Argenx SE(Æ) 335 287
ASM International NV 484 446
ASML Holding NV 2,678 4,379
ASR Nederland NV 1,825 149
BE Semiconductor Industries NV 796 185
Euronext NV(Þ) 939 172
EXOR NV 1,128 91
Ferrari NV 398 156
Heineken Holding NV 2,312 194
Heineken NV 3,809 345
ING Groep NV 20,882 730
Koninklijke Ahold Delhaize NV 14,935 590
Koninklijke KPN NV 25,783 122
Koninklijke Philips NV 6,167 163
Nebius Group NV(Æ) 1,462 279
NN Group NV 3,863 363
Universal Music Group NV 3,929 65
Wolters Kluwer NV 1,171 92
9,627
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp., Ltd. 6,125 147
Xero, Ltd.(Æ) 1,578 78
225
Nigeria - 0.0%
Airtel Africa PLC(Þ) 17,910 81
Norway - 0.9%
Aker BP ASA 2,855 103
DNB Bank ASA 8,565 276
Equinor ASA 13,901 571
Gjensidige Forsikring ASA 4,699 140
Kongsberg Gruppen ASA 5,191 162
Mowi ASA 4,024 86
Norsk Hydro ASA 11,744 108
Orkla ASA 19,332 215
Var Energi ASA 15,977 81
1,742
Portugal - 0.4%
Banco Comercial Portugues SA Class R 143,545 177
EDP SA 41,012 211
Galp Energia SGPS SA 8,492 194
Jeronimo Martins SGPS SA 4,582 92
674
Singapore - 1.7%
CapitaLand Integrated Commercial
Trust(ö) 69,978 136
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DBS Group Holdings, Ltd. 8,536 492
Oversea-Chinese Banking Corp., Ltd. 37,279 847
Sea, Ltd. - ADR(Æ) 2,223 237
Singapore Airlines, Ltd. 24,100 145
Singapore Exchange, Ltd. 31,100 594
Singapore Technologies Engineering, Ltd. 19,000 149
STMicroelectronics NV 6,050 318
United Overseas Bank, Ltd. 9,600 325
3,243
South Africa - 0.1%
Anglo American PLC 2,079 105
Spain - 3.3%
Acciona SA 252 70
ACS Actividades de Construccion y
Servicios SA 1,406 179
Aena SME SA(Þ) 6,233 193
Amadeus IT Group SA 1,777 111
Banco Bilbao Vizcaya Argentaria SA 31,464 881
Banco de Sabadell SA 47,193 183
Banco Santander SA 90,117 1,273
Bankinter SA 6,921 127
CaixaBank SA 37,426 542
EDP Renewables SA 5,118 80
Endesa SA 5,308 259
Iberdrola SA 26,107 621
Industria de Diseno Textil SA 11,187 733
Naturgy Energy Group SA 3,691 123
Repsol SA 23,230 714
6,089
Sweden - 3.6%
AddTech AB Class B 3,005 109
Alfa Laval AB 5,046 299
Assa Abloy AB Class B 6,445 239
Atlas Copco AB Class A 19,897 421
Atlas Copco AB Class B 4,335 80
Boliden AB 9,627 484
Epiroc AB Class A 11,136 285
Epiroc AB Class B 3,482 76
EQT AB 2,845 97
Essity AB Class B 14,454 421
Evolution AB(Æ)(Þ) 2,291 176
Fastighets AB Balder Class B 8,241 45
H & M Hennes & Mauritz AB Class B 4,358 80
Industrivarden AB Class A 1,240 72
Industrivarden AB Class C 3,121 179
Indutrade AB 2,594 65
Investor AB Class B 13,005 562
Saab AB Class B 4,901 308
Sandvik AB 10,331 387
Securitas AB Class B 10,080 162
Skandinaviska Enskilda Banken AB
Class A 10,705 251
Skanska AB Class B 6,859 193
Svenska Handelsbanken AB Class A 21,834 334
Swedbank AB Class A 9,147 366
Swedish Orphan Biovitrum AB(Æ) 3,768 188
Tele2 AB Class B 12,506 217
Telefonaktiebolaget LM Ericsson Class B 29,350 293

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telia Co. AB 24,398 113
Trelleborg AB Class B 1,645 73
Volvo AB Class B 6,852 262
6,837
Switzerland - 4.3%
ABB, Ltd. 12,373 1,221
Banque Cantonale Vaudoise 502 79
Belimo Holding AG 102 106
Compagnie Financiere Richemont SA
Class A 1,818 430
EMS- Chemie Holding AG 80 81
Galderma Group AG 1,642 357
Geberit AG 333 219
Givaudan SA 74 296
Helvetia Baloise Holding AG 457 123
Julius Baer Group, Ltd. 2,440 214
Logitech International SA 1,260 128
Nestle SA 13,246 1,323
Sandoz Group AG 2,461 201
Schindler Holding AG 683 215
SGS SA 1,985 235
Sika AG 483 109
Sonova Holding AG 274 75
Straumann Holding AG 811 100
Swiss Life Holding AG 120 142
Swiss Prime Site AG 580 95
Swisscom AG 246 189
UBS Group AG 21,034 1,109
VAT Group AG(Þ) 425 317
Zurich Insurance Group AG 847 645
8,009
United Kingdom - 9.2%
3i Group PLC 5,972 231
Associated British Foods PLC 4,288 121
AstraZeneca PLC 10,938 1,867
Aviva PLC 26,979 252
BAE Systems PLC 5,190 147
Barclays PLC 80,274 553
British American Tobacco PLC 8,024 487
BT Group PLC 50,662 137
Bunzl PLC 7,561 285
CK Hutchison Holdings, Ltd. 30,258 284
Coca-Cola Europacific Partners PLC 643 70
Compass Group PLC 15,402 489
Diageo PLC 5,896 130
GSK PLC 30,429 788
Halma PLC 6,142 296
HSBC Holdings PLC 124,899 2,680
Imperial Brands PLC 11,920 452
Informa PLC 9,546 114
International Consolidated Airlines Group
SA 24,826 145
J Sainsbury PLC 30,043 146
Kingfisher PLC 45,927 191
Land Securities Group PLC(ö) 13,711 131
Legal & General Group PLC 25,270 102
Lloyds Banking Group PLC 504,927 782
London Stock Exchange Group PLC 830 94
M&G PLC 30,201 146
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marks & Spencer Group PLC 35,833 196
National Grid PLC 19,980 320
NatWest Group PLC 35,416 336
Next PLC 1,323 266
Pearson PLC 4,629 78
Reckitt Benckiser Group PLC 6,168 435
RELX PLC 18,616 656
Rentokil Initial PLC 22,298 104
Rolls-Royce Holdings PLC 40,437 803
Sage Group PLC (The) 18,346 242
Schroders PLC 8,538 68
Smith & Nephew PLC 13,892 218
Smiths Group PLC 2,527 90
SSE PLC 6,956 219
Standard Chartered PLC 7,986 236
Standard Life PLC 12,861 160
Tesco PLC 71,445 471
Unilever PLC 9,339 593
Vodafone Group PLC 291,884 463
Wise Group PLC Class A(Æ) 14,267 171
17,245
United States - 6.4%
Aegon, Ltd. 14,213 135
Alcon AG 1,228 84
AP Moller - Maersk A/S Class B 115 309
BP PLC 78,890 596
Buzzi SpA 1,996 95
Experian PLC 14,041 532
Haleon PLC 44,318 217
Holcim AG(Æ) 978 89
Novartis AG 12,668 1,978
Roche Holding AG 4,698 2,055
Sanofi SA 9,564 823
Schneider Electric SE 2,653 891
Shell PLC 51,134 2,347
Spotify Technology SA(Æ) 729 364
Stellantis NV(Æ) 12,219 70
Sunbelt Rentals Holdings, Inc. 4,163 300
Swiss Re AG 5,639 941
Tenaris SA 7,265 208
12,034
Total Common Stocks
(cost $116,021) 180,398
Preferred Stocks - 0.4%
Germany - 0.4%
Dr Ing hc F Porsche AG
1.010% (Þ)(Ÿ) 1,544 75
Henkel AG & Co. KGaA
2.070% (Ÿ) 4,270 373
Porsche Automobil Holding SE
1.510% (Ÿ) 2,310 76
Volkswagen AG
5.260% (Ÿ) 3,256 281
805

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $816) 805
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 387 —
Israel - 0.0%
CyberArk Software, Ltd.(Æ)(Š)
Rights 885 40
Total Warrants and Rights
(cost $40) 40
Short-Term Investments - 2.4%
United States - 2.4%
U.S. Cash Management Fund(@) 4,552,810 (∞) 4,552
Total Short-Term Investments
(cost $4,552) 4,552
Total Investments - 99.0%
(identified cost $121,429) 185,795
Other Assets and Liabilities,
Net - 1.0%
1,795
Net Assets - 100.0%
187,590

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Multifactor International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.4%
ABN AMRO Bank NV 06/06/22 EUR 3,234 11 .68 38
145
Adyen NV 12/20/19 EUR 496 1,265 .45 628
503
Aena SME SA 06/16/23 EUR 6,233 22 .60 141
193
Airtel Africa PLC 07/03/26 GBP 17,910 4 .52 81
81
Amundi SA 07/03/26 EUR 796 101 .95 81
87
Ayvens SA 07/03/26 EUR 5,225 13 .69 71
70
BAWAG Group AG 07/03/26 EUR 1,133 204 .52 232
228
Dr Ing hc F Porsche AG 07/03/26 EUR 1,544 53 .47 82
75
Euronext NV 06/06/22 EUR 939 87 .34 82
172
Evolution AB 11/24/20 SEK 2,291 74 .15 170
176
Hydro One, Ltd. 07/03/26 CAD 1,644 41 .71 68
69
Orsted A/S 07/03/26 DKK 3,844 23 .88 92
86
Scout24 SE 10/21/22 EUR 669 50 .41 34
57
Siemens Healthineers AG 04/14/20 EUR 3,036 43 .11 131
129
VAT Group AG 03/11/22 CHF 425 558 .24 237
317
WH Group, Ltd. 03/18/20 HKD 142,289 0 .82 117
154
Zalando SE 06/16/23 EUR 2,406 30 .29 73 78
2,620
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 33 USD 5,251 09/26
25
S&P/TSX 60 Index Futures 3 CAD 1,251 09/26 13
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 38
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CAD 350 USD 247 09/16/26 (3)
HSBC USD 576 CAD 798 09/16/26 (6)
Royal Bank of Canada USD 576 CAD 798 09/16/26 (5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (14)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 10,171 $ — $ — $ 10,171

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 47
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Austria — 1,043 — — 1,043
Belgium — 1,331 — — 1,331
Brazil 370 237 — — 607
Burkina Faso — 152 — — 152
Canada 21,758 — — — 21,758
Chile 101 304 — — 405
China — 1,073 — — 1,073
Denmark — 2,030 — — 2,030
Finland — 2,133 — — 2,133
France — 11,589 — — 11,589
Germany — 11,678 — — 11,678
Guatemala 106 — — — 106
Hong Kong 241 3,151 16 — 3,408
Indonesia — 126 — — 126
Ireland 257 696 — — 953
Israel 260 2,240 — — 2,500
Italy — 4,919 — — 4,919
Japan — 37,689 — — 37,689
Luxembourg — 550 — — 550
Macao — 157 — — 157
Mexico — 109 — — 109
Netherlands 279 9,348 — — 9,627
New Zealand — 225 — — 225
Nigeria — 81 — — 81
Norway — 1,742 — — 1,742
Portugal — 674 — — 674
Singapore 237 3,006 — — 3,243
South Africa — 105 — — 105
Spain — 6,089 — — 6,089
Sweden — 6,837 — — 6,837
Switzerland — 8,009 — — 8,009
United Kingdom 70 17,175 — — 17,245
United States 364 11,670 — — 12,034
Preferred Stocks — 805 — — 805
Warrants and Rights — — 40 — 40
Short-Term Investments — — — 4,552 4,552
Total Investments 24,043 157,144 56 4,552 185,795
Other Financial Instruments
Assets
Futures Contracts 38 — — — 38
Liabilities

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — (14) — — (14)
Total Other Financial Instruments
*
$ 38 $ (14) $ — $ — $ 24
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 19,247 10 .3
Consumer Staples ............................................................................... 10,198 5 .4
Energy ................................................................................................ 12,148 6 .5
Financial Services .............................................................................. 56,053 29 .9
Health Care ........................................................................................ 14,676 7 .8
Materials and Processing ................................................................... 17,068 9 .1
Producer Durables .............................................................................. 24,072 12 .8
Technology ......................................................................................... 16,823 9 .0
Utilities ............................................................................................... 10,113 5 .4
Preferred Stocks
Consumer Discretionary .................................................................... 432 0 .2
Consumer Staples ............................................................................... 373 0 .2
Warrants and Rights ...................................................................
40 — **
Short-Term Investments .............................................................
4,552 2 .4
Total Investments ............................................................................... 185,795 99 .0
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 6,620 $ 38,870 $ 40,939 $ 1 $ — $ 4,552 $ 147 $ —

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.2%
Australia - 1.2%
BHP Group, Ltd. 29,533 1,244
Commonwealth Bank of Australia 9,926 1,234
Evolution Mining, Ltd. 66,261 522
Insurance Australia Group, Ltd. 254,834 1,520
Lynas Rare Earths, Ltd.(Æ) 45,658 449
National Australia Bank, Ltd. 15,532 452
Origin Energy, Ltd. 53,709 406
QBE Insurance Group, Ltd. 207,270 3,607
Rio Tinto PLC 18,662 1,829
Santos, Ltd. 34,614 192
Suncorp Group, Ltd. 123,114 1,662
Telstra Group, Ltd. 560,892 1,981
Woodside Energy Group, Ltd. 23,024 538
Woolworths Group, Ltd. 29,957 839
16,475
Austria - 0.7%
ams -OSRAM AG(Æ) 19,353 383
BAWAG Group AG(Þ) 3,059 616
Erste Group Bank AG 52,725 6,836
Mondi PLC 106,440 1,282
OMV AG 5,916 433
Raiffeisen Bank International AG 10,637 730
10,280
Belgium - 0.4%
Ageas SA 21,790 1,805
Anheuser-Busch InBev SA 12,354 1,068
Elia Group SA 3,385 486
Financiere de Tubize SA 1,596 357
KBC Group NV 5,383 776
Proximus SADP 45,465 337
UCB SA 2,846 733
5,562
Brazil - 1.3%
Ambev SA 1,453,480 4,585
Banco Bradesco SA - ADR 664,838 2,400
Banco do Brasil SA 445,309 1,876
Lojas Renner SA 344,310 924
MercadoLibre , Inc.(Æ) 1,175 2,207
Natura Cosmeticos SA(Æ) 556,667 920
Suzano SA 147,572 1,261
Telefonica Brasil SA 168,282 1,083
Ultrapar Participacoes SA 122,734 800
Vale SA 81,883 1,232
Wheaton Precious Metals Corp. 7,605 827
Yara International ASA 12,040 567
18,682
Burkina Faso - 0.0%
Endeavour Mining PLC 9,018 430
Canada - 5.5%
Agnico Eagle Mines, Ltd. 7,467 1,084
Bank of Montreal 14,485 2,598
Barrick Mining Corp. 127,448 4,678
Bombardier, Inc. Class B(Æ) 4,910 1,183
Cameco Corp. 19,345 1,671
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce 33,352 3,950
Canadian Natural Resources, Ltd. 151,263 7,206
Celestica, Inc.(Æ) 788 261
Cenovus Energy, Inc. 41,140 1,241
Dollarama, Inc. 14,507 1,976
Franco-Nevada Corp. 4,815 1,024
Great-West Lifeco , Inc. 15,704 1,041
Hydro One, Ltd.(Þ) 12,504 521
iA Financial Corp., Inc. 4,479 662
IGM Financial, Inc. 18,806 1,169
Imperial Oil, Ltd. 6,127 794
Kinross Gold Corp. 34,142 787
Magna International, Inc. 101,111 6,934
Manulife Financial Corp. 56,196 2,496
National Bank of Canada 22,803 3,688
Nutrien , Ltd. 21,315 1,472
Pan American Silver Corp. 16,546 713
Restaurant Brands International, Inc. 13,901 1,028
Royal Bank of Canada 30,318 6,346
Saputo, Inc. 35,354 995
Shopify, Inc. Class A(Æ) 25,753 3,017
Stantec, Inc. 20,341 1,436
Sun Life Financial, Inc. 27,215 2,258
Suncor Energy, Inc. 69,866 4,692
Teck Resources, Ltd. Class B 10,637 640
Thomson Reuters Corp. 7,893 774
Toromont Industries, Ltd. 6,996 1,052
Toronto-Dominion Bank (The) 48,567 5,822
Tourmaline Oil Corp. 40,928 1,808
Whitecap Resources, Inc. 97,498 1,150
78,167
Chile - 0.1%
Antofagasta PLC 9,496 470
Lundin Mining Corp. 31,197 773
1,243
China - 3.6%
Alibaba Group Holding, Ltd. 603,800 9,223
Alibaba Group Holding, Ltd. - ADR 19,521 2,386
Baidu, Inc. Class A(Æ) 106,350 1,472
BOC Hong Kong Holdings, Ltd. 335,500 2,233
China Mengniu Dairy Co., Ltd. 639,000 1,540
China Merchants Bank Co., Ltd. Class H 362,000 2,351
China Overseas Land & Investment, Ltd. 1,157,000 1,996
Contemporary Amperex Technology Co.,
Ltd. Class A 92,700 5,448
ENN Energy Holdings, Ltd. 35,200 211
Haier Smart Home Co., Ltd. Class H 615,200 1,759
JD.com, Inc. Class A 92,400 1,523
Shenzhou International Group Holdings,
Ltd. 94,500 538
Tencent Holdings, Ltd. 253,088 15,348
Trip.com Group, Ltd. - ADR(Æ) 92,779 4,361
Yangzijiang Shipbuilding Holdings, Ltd. 156,700 480
50,869
Denmark - 1.2%
Danske Bank A/S 108,780 6,261
DSV A/S 11,648 2,520
Novo Nordisk A/S Class B 156,756 7,386

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vestas Wind Systems A/S 28,994 780
16,947
Finland - 0.7%
Elisa Oyj 19,588 791
Fortum Oyj 19,720 448
Metso Oyj 87,199 1,624
Neste Oyj 19,200 683
Nokia Oyj 383,858 3,511
Nordea Bank Abp 30,647 619
Orion Oyj Class B 8,016 754
Stora Enso Oyj Class R 99,406 1,140
UPM- Kymmene Oyj 15,399 421
Wartsila Oyj Abp 19,063 647
10,638
France - 9.7%
Accor SA 81,729 4,242
Airbus SE 47,250 11,046
Amundi SA(Þ) 43,902 4,783
Arkema SA 66,204 4,502
AXA SA 40,176 2,084
BNP Paribas SA 49,956 6,333
Bollore SE 110,563 494
Bureau Veritas SA 40,561 1,295
Carrefour SA 100,452 1,846
Compagnie de Saint-Gobain SA 18,225 1,713
Compagnie Generale des Etablissements
Michelin SCA 165,331 6,677
Credit Agricole SA 102,586 2,284
Danone SA 21,513 1,676
Eiffage SA 1,452 207
Engie SA 143,971 4,502
EssilorLuxottica SA 29,018 5,516
Getlink SE 24,757 528
Hermes International SCA 806 1,427
Ipsen SA 4,430 855
Legrand SA 5,636 851
L'Oreal SA 5,552 2,475
LVMH Moet Hennessy Louis Vuitton SE 21,810 11,959
Orange SA 173,403 3,314
Publicis Groupe SA 110,411 11,756
Renault SA 44,906 1,414
Rexel SA 139,538 5,775
Safran SA 24,039 9,414
Sartorius Stedim Biotech 16,289 3,159
Societe Generale SA 78,743 7,394
Sodexo SA 12,033 792
Teleperformance SE 62,467 4,973
Thales SA 1,895 538
TotalEnergies SE 76,776 6,819
Valeo SE 63,697 1,096
Vallourec SA(Æ) 155,700 3,750
137,489
Germany - 6.7%
Allianz SE 3,257 1,626
Aumovio SE(Æ) 15,746 724
BASF SE 154,221 8,966
Bayer AG 110,358 6,116
Beiersdorf AG 19,645 1,830
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brenntag SE 12,575 887
Commerzbank AG 14,509 631
Continental AG 21,153 1,753
CTS Eventim AG & Co. KGaA 83,079 5,610
Daimler Truck Holding AG 168,954 9,540
Deutsche Boerse AG 20,408 6,173
Deutsche Telekom AG 20,468 632
E.ON SE 48,873 1,055
Evonik Industries AG 256,180 5,183
Fresenius Medical Care AG 69,200 3,548
Fresenius SE & Co. KGaA 36,914 1,896
GEA Group AG 19,270 1,370
Hannover Rueck SE 6,850 1,980
Hochtief AG 1,543 788
Infineon Technologies AG 64,224 4,578
Mercedes-Benz Group AG 12,342 666
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen 1,105 666
Rheinmetall AG 1,781 2,343
RWE AG 16,050 1,058
SAP SE 75,652 13,735
Siemens AG 2,950 962
Siemens Energy AG 10,100 1,717
Symrise AG 56,495 5,808
Wacker Chemie AG(Æ) 7,513 767
Zalando SE(Æ)(Þ) 59,452 1,936
94,544
Greece - 0.6%
Eurobank SA 1,783,366 9,167
Hong Kong - 1.4%
AIA Group, Ltd. 683,175 6,919
CK Asset Holdings, Ltd. 237,157 1,448
CLP Holdings, Ltd. 208,500 2,077
Power Assets Holdings, Ltd. 175,000 1,318
Prudential PLC 430,940 6,471
Sino Land Co., Ltd. 558,000 762
Sun Hung Kai Properties, Ltd. 34,000 535
WH Group, Ltd.(Þ) 350,500 378
Yue Yuen Industrial Holdings, Ltd. 334,500 605
20,513
India - 0.6%
HDFC Bank, Ltd. - ADR 247,324 5,918
Larsen & Toubro, Ltd. - GDR(Þ) 55,030 2,239
8,157
Indonesia - 0.4%
Bank Central Asia Tbk PT 11,307,300 3,977
Bank Negara Indonesia Persero Tbk PT 4,563,100 896
Bank Rakyat Indonesia Persero Tbk PT 5,571,900 942
Telkom Indonesia Persero Tbk PT 1,412,400 206
6,021
Ireland - 1.3%
Accenture PLC Class A 36,370 6,035
AerCap Holdings NV 5,973 901
AIB Group PLC 275,543 3,263

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of Ireland Group PLC 416,372 8,703
18,902
Israel - 0.3%
Bank Hapoalim BM 15,347 373
Elbit Systems, Ltd. 1,015 819
Mizrahi Tefahot Bank, Ltd. 4,496 335
Nova, Ltd.(Æ) 1,325 532
Phoenix Financial, Ltd. 12,607 710
Teva Pharmaceutical Industries, Ltd.
- ADR 27,811 974
Tower Semiconductor, Ltd.(Æ) 3,084 685
4,428
Italy - 4.0%
Banca Mediolanum SpA 20,385 546
BPER Banca SpA 187,075 3,044
Coca-Cola HBC AG 34,637 2,340
Davide Campari-Milano NV 688,760 4,675
Enel SpA 326,222 3,686
Eni SpA 130,124 3,619
FinecoBank Banca Fineco SpA 455,231 12,471
Generali 9,020 457
Intesa Sanpaolo SpA 992,830 7,507
Leonardo SpA 12,505 796
Pirelli & C. SpA (Þ) 360,397 2,748
Prysmian SpA 4,807 665
Recordati Industria Chimica e
Farmaceutica SpA 14,644 873
Ryanair Holdings PLC - ADR 45,215 2,646
Saipem SpA 765,049 3,711
Snam SpA 81,939 556
Telecom Italia SpA (Æ) 71,065 603
Terna - Rete Elettrica Nazionale 48,883 562
UniCredit SpA 58,601 5,536
57,041
Japan - 15.8%
Advantest Corp. 36,300 7,180
Ajinomoto Co., Inc. 21,688 668
Alfresa Holdings Corp. 35,000 510
Amada Co., Ltd. 38,200 654
ARCHION Corp.(Æ) 99,200 166
Asahi Kasei Corp. 38,300 413
Asics Corp. 15,200 449
Astellas Pharma, Inc. 249,500 3,431
Bandai Namco Holdings, Inc. 65,500 1,897
Bridgestone Corp. 212,900 5,313
Canon, Inc. 94,400 2,620
Chiba Bank, Ltd. (The) 154,400 2,524
Chubu Electric Power Co., Inc. 53,500 930
Chugai Pharmaceutical Co., Ltd. 45,000 1,953
Daifuku Co., Ltd. 13,000 480
Daiichi Life Group, Inc. 40,200 482
Daiichi Sankyo Co., Ltd. 76,400 1,226
Daikin Industries, Ltd. 43,800 6,349
Daito Trust Construction Co., Ltd. 9,400 199
Daiwa Securities Group, Inc. 48,000 540
Dentsu Group, Inc.(Æ) 60,300 1,337
Disco Corp. 1,600 575
Eisai Co., Ltd. 38,210 1,153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ENEOS Holdings, Inc. 86,000 718
Fast Retailing Co., Ltd. 3,600 1,765
FUJIFILM Holdings Corp. 360,700 8,551
Fujikura, Ltd. 100,500 2,568
Fukuoka Financial Group, Inc. 62,400 2,872
Hakuhodo DY Holdings, Inc. 69,800 572
Hitachi, Ltd. 127,800 4,242
Honda Motor Co., Ltd. 214,074 2,164
Horiba, Ltd. 3,000 473
Hoya Corp. 37,500 5,749
Inpex Corp. 28,900 662
Isuzu Motors, Ltd. 41,000 618
ITOCHU Corp. 251,500 3,160
Japan Airlines Co., Ltd. 59,600 1,104
Japan Exchange Group, Inc. 89,000 1,213
Japan Post Bank Co., Ltd. 31,900 617
Japan Post Holdings Co., Ltd. 67,700 1,010
Japan Post Insurance Co., Ltd. 229,000 2,554
Japan Tobacco, Inc. 78,800 3,511
JGC Holdings Corp. 64,800 910
JX Advanced Metals Corp. 10,800 250
Kajima Corp. 12,500 418
Kao Corp. 105,800 2,172
Kawasaki Heavy Industries, Ltd. 26,700 460
Keyence Corp. 15,600 7,839
Kioxia Holdings Corp.(Æ) 4,900 1,365
Koito Manufacturing Co., Ltd. 80,900 1,358
Komatsu, Ltd. 52,600 2,319
Kubota Corp. 462,600 7,855
Kuraray Co., Ltd. 63,600 732
Kyocera Corp. 35,900 820
Kyowa Kirin Co., Ltd. 36,900 592
Lasertec Corp. 2,000 462
Makita Corp. 28,000 898
Marubeni Corp. 24,000 786
MINEBEA MITSUMI, Inc. 78,000 1,780
Mitsubishi Corp. 35,000 1,052
Mitsubishi Electric Corp. 27,700 1,010
Mitsubishi Estate Co., Ltd. 85,800 2,076
Mitsubishi Gas Chemical Co., Inc. 20,500 529
Mitsubishi Heavy Industries, Ltd. 41,100 963
Mitsubishi UFJ Financial Group, Inc. 95,722 2,146
Mitsui & Co., Ltd. 32,000 983
Mitsui OSK Lines, Ltd. 13,100 483
Mizuho Financial Group, Inc. 24,300 1,258
MS&AD Insurance Group Holdings, Inc. 108,700 3,367
Nexon Co., Ltd. 136,000 2,099
Nikon Corp. 47,000 565
Nippon Television Holdings, Inc. 22,700 415
Nissan Motor Co., Ltd.(Æ) 327,300 693
Nitto Denko Corp. 187,000 3,894
Nomura Holdings, Inc. 78,700 759
Obayashi Corp. 106,100 2,088
Olympus Corp. 342,900 3,907
ORIX Corp. 20,400 822
Otsuka Corp. 33,400 688
Otsuka Holdings Co., Ltd. 10,300 717
Persol Holdings Co., Ltd. 559,500 928
Resona Holdings, Inc. 724,300 9,927
Rinnai Corp. 31,500 708

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rohm Co., Ltd. 77,300 2,053
Ryohin Keikaku Co., Ltd. 43,800 1,151
Sega Sammy Holdings, Inc. 60,700 1,048
Shimizu Corp. 28,100 416
Shin-Etsu Chemical Co., Ltd. 96,500 3,465
Shionogi & Co., Ltd. 16,200 295
Shiseido Co., Ltd. 12,000 237
SMC Corp. 5,900 2,532
SoftBank Group Corp. 88,000 2,736
Sompo Holdings, Inc. 88,800 3,950
Stanley Electric Co., Ltd. 37,323 817
Subaru Corp. 61,388 1,036
Sumitomo Electric Industries, Ltd. 79,600 1,154
Sumitomo Heavy Industries, Ltd. 22,200 719
Sumitomo Metal Mining Co., Ltd. 5,100 257
Sumitomo Mitsui Financial Group, Inc. 83,600 3,589
Sumitomo Mitsui Trust Group, Inc. 319,200 3,325
Sumitomo Realty & Development Co.,
Ltd. 18,700 424
Suntory Beverage & Food, Ltd. 188,600 5,447
Suzuki Motor Corp. 177,600 2,328
Sysmex Corp. 137,200 1,378
T&D Holdings, Inc. 119,000 3,785
Taiheiyo Cement Corp. 17,000 436
Taisei Corp. 6,000 488
Takeda Pharmaceutical Co., Ltd. 110,700 3,803
TDK Corp. 107,700 2,113
THK Co., Ltd. 16,600 684
Tokio Marine Holdings, Inc. 93,400 4,767
Tokyo Electron, Ltd. 19,468 6,572
Tokyo Gas Co., Ltd. 13,600 532
Toyota Motor Corp. 32,200 612
Toyota Tsusho Corp. 6,900 289
Tsuruha Holdings, Inc. 95,700 1,456
Unicharm Corp. 154,500 977
Yamato Holdings Co., Ltd. 71,784 930
Yokogawa Electric Corp. 12,700 454
Yokohama Financial Group, Inc. 50,900 582
225,102
Luxembourg - 0.1%
ArcelorMittal SA 4,826 338
RTL Group SA 11,186 419
757
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 1,148,883 5,015
Mexico - 0.2%
America Movil SAB de CV - ADR 96,172 2,438
Fresnillo PLC 9,664 324
2,762
Netherlands - 5.1%
ABN AMRO Bank NV - Dutch
Certificates(Þ) 88,944 3,996
Adyen NV(Æ)(Þ) 2,112 2,142
Argenx SE(Æ) 3,015 2,584
ASM International NV 859 792
ASML Holding NV 12,969 21,207
BE Semiconductor Industries NV 2,400 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Euronext NV(Þ) 8,652 1,583
Heineken NV 28,988 2,621
ING Groep NV 343,705 12,018
Koninklijke KPN NV 470,020 2,227
Koninklijke Philips NV 202,411 5,329
Magnum Ice Cream Co. NV (The)(Æ) 246,470 4,609
Nebius Group NV(Æ) 1,641 313
NN Group NV 39,550 3,720
Randstad NV 104,265 4,389
Universal Music Group NV 220,251 3,651
VEON, Ltd. - ADR(Æ) 7,343 384
72,122
New Zealand - 0.1%
Contact Energy, Ltd. 130,504 700
Meridian Energy, Ltd. 191,354 642
1,342
Nigeria - 0.1%
Airtel Africa PLC(Þ) 384,134 1,726
Norway - 0.8%
DNB Bank ASA 114,528 3,685
Equinor ASA 144,524 5,940
Gjensidige Forsikring ASA 21,635 646
Kongsberg Gruppen ASA 12,521 392
Orkla ASA 32,570 362
11,025
Portugal - 0.1%
Banco Comercial Portugues SA Class R 351,411 432
EDP SA 140,751 726
Galp Energia SGPS SA 20,313 465
1,623
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
LUKOIL PJSC(Š) 10,952 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 1.7%
DBS Group Holdings, Ltd. 64,580 3,723
Grab Holdings, Ltd. Class A(Æ) 1,553,838 5,439
Keppel, Ltd. 52,500 470
Oversea-Chinese Banking Corp., Ltd. 210,760 4,790
Sea, Ltd. - ADR(Æ) 53,991 5,763
Singapore Exchange, Ltd. 18,300 349
Singapore Technologies Engineering, Ltd. 37,800 297
Singapore Telecommunications, Ltd. 833,400 2,885
STMicroelectronics NV 7,180 377
24,093
South Africa - 0.3%
Anglo American PLC 29,169 1,473
MTN Group, Ltd. 103,818 1,288
Old Mutual, Ltd. 1,396,016 1,133
3,894
South Korea - 1.9%
Coway Co., Ltd. 5,633 363

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hankook Tire & Technology Co., Ltd. 13,202 622
Hyundai Mobis Co., Ltd. 2,667 880
KB Financial Group, Inc. 17,878 2,114
KT Corp. - ADR 78,430 1,419
LG H&H Co., Ltd. 3,685 742
LG Uplus Corp. 41,869 434
Shinhan Financial Group Co., Ltd. 72,893 5,152
SK Hynix, Inc. 9,697 10,654
SK Square Co., Ltd. 5,605 3,975
SK Telecom Co., Ltd. 16,733 948
27,303
Spain - 1.6%
Acciona SA 1,992 549
ACS Actividades de Construccion y
Servicios SA 6,212 792
Amadeus IT Group SA 49,638 3,085
Banco Bilbao Vizcaya Argentaria SA 61,314 1,717
Banco Santander SA 323,103 4,564
Bankinter SA 25,609 471
CaixaBank SA 79,413 1,151
Endesa SA 14,436 705
Iberdrola SA 100,738 2,396
Indra Sistemas SA 9,760 641
Industria de Diseno Textil SA 74,207 4,864
Mapfre SA 84,220 431
Repsol SA 22,832 702
22,068
Sweden - 1.5%
Assa Abloy AB Class B 27,075 1,004
Atlas Copco AB Class A 117,872 2,495
Boliden AB 12,820 644
Epiroc AB Class A 7,144 183
Essity AB Class B 68,486 1,993
Industrivarden AB Class A 4,800 277
Industrivarden AB Class C 4,730 271
Investor AB Class B 12,946 560
Saab AB Class B 14,880 935
Sandvik AB 20,754 778
Skandinaviska Enskilda Banken AB
Class A 103,261 2,421
Skanska AB Class B 44,883 1,257
SKF AB Class B 69,770 1,893
Svenska Handelsbanken AB Class A 41,117 628
Swedbank AB Class A 22,693 909
Swedish Orphan Biovitrum AB(Æ) 4,617 230
Tele2 AB Class B 16,637 289
Telefonaktiebolaget LM Ericsson Class B 244,451 2,438
Telia Co. AB 154,207 716
Volvo AB Class B 27,883 1,066
20,987
Switzerland - 4.0%
ABB, Ltd. 18,564 1,832
Adecco Group AG 33,037 922
Barry Callebaut AG 128 179
BKW AG 2,520 417
Galderma Group AG 20,151 4,385
Helvetia Baloise Holding AG 1,589 426
Julius Baer Group, Ltd. 56,200 4,934
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lonza Group AG 11,537 8,022
Nestle SA 58,443 5,837
Sandoz Group AG 9,178 748
Schindler Holding AG 4,626 1,457
SGS SA 18,962 2,247
Sonova Holding AG 5,925 1,612
Swatch Group AG (The) 10,939 2,441
Swisscom AG 480 369
UBS Group AG 323,948 17,080
VAT Group AG(Þ) 912 681
Zurich Insurance Group AG 4,165 3,174
56,763
Taiwan - 3.0%
Delta Electronics, Inc. 51,000 2,517
Hon Hai Precision Industry Co., Ltd. 528,000 4,080
Taiwan Semiconductor Manufacturing
Co., Ltd. 260,000 19,443
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 42,672 17,250
43,290
Thailand - 0.4%
Bangkok Bank PCL - NVDR 483,200 2,771
Kasikornbank PCL - NVDR 437,800 3,198
5,969
Turkey - 0.0%
Coca-Cola Icecek AS 119,436 229
United Kingdom - 10.8%
3i Group PLC 225,787 8,737
AstraZeneca PLC 40,131 6,849
Aviva PLC 114,585 1,072
BAE Systems PLC 35,136 993
Barclays PLC 185,368 1,276
Barratt Redrow PLC 289,838 1,152
British American Tobacco PLC 101,919 6,188
British Land Co. PLC (The)(ö) 196,051 1,167
BT Group PLC 772,185 2,095
Burberry Group PLC(Æ) 68,994 1,120
CK Hutchison Holdings, Ltd. 193,631 1,819
Compass Group PLC 261,843 8,313
DCC Energy PLC 22,954 1,969
Diageo PLC 113,388 2,496
Diploma PLC 37,685 3,723
easyJet PLC 188,945 1,603
GSK PLC 451,694 11,696
Halma PLC 14,527 700
Hikma Pharmaceuticals PLC 46,368 992
HSBC Holdings PLC 630,660 13,530
ICG PLC 89,877 2,286
IMI PLC 39,506 1,566
Intertek Group PLC 19,981 1,575
J Sainsbury PLC 989,886 4,793
Kingfisher PLC 377,014 1,571
Land Securities Group PLC(ö) 140,472 1,338
Lloyds Banking Group PLC 768,948 1,191
National Grid PLC 55,053 881
NatWest Group PLC 83,795 794
Reckitt Benckiser Group PLC 233,510 16,483

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RELX PLC 95,736 3,374
Rolls-Royce Holdings PLC 346,017 6,871
Schroders PLC 72,317 574
SSE PLC 25,034 789
Standard Chartered PLC 245,048 7,243
Tate & Lyle PLC 64,265 480
Tesco PLC 189,729 1,250
Unilever PLC 65,775 4,178
Unite Group PLC (The)(ö) 113,246 826
United Utilities Group PLC 276,025 5,140
Verisure PLC(Æ) 379,501 4,720
Vodafone Group PLC 494,561 785
Weir Group PLC (The) 115,538 4,113
Wise Group PLC Class A(Æ) 187,298 2,247
WPP PLC 205,637 831
153,389
United States - 6.6%
Allegion PLC 29,759 4,684
AP Moller - Maersk A/S Class A 245 639
AP Moller - Maersk A/S Class B 83 223
BP PLC 542,901 4,102
Experian PLC 137,574 5,217
Haleon PLC 1,465,860 7,172
Linde PLC 10,472 5,010
Medtronic PLC 32,220 2,751
Novartis AG 32,351 5,050
Roche Holding AG 26,531 11,600
Sanofi SA 133,476 11,483
Schneider Electric SE 41,198 13,830
Shell PLC 354,379 16,301
Spotify Technology SA(Æ) 4,700 2,350
Swiss Re AG 15,303 2,553
Tenaris SA 14,755 423
93,388
Total Common Stocks
(cost $1,105,154) 1,338,402
Preferred Stocks - 0.6%
Germany - 0.5%
Dr Ing hc F Porsche AG
1.010% (Þ)(Ÿ) 49,062 2,397
Henkel AG & Co. KGaA
2.070% (Ÿ) 38,038 3,319
Volkswagen AG
5.260% (Ÿ) 19,975 1,722
7,438
South Korea - 0.1%
Samsung Electronics Co., Ltd.
0.969% (Ÿ) 15,244 1,914
Total Preferred Stocks
(cost $9,580) 9,352
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2040 Warrants 325 —
Israel - 0.0%
CyberArk Software, Ltd.(Æ)(Š)
Rights 2,093 94
Total Warrants and Rights
(cost $94) 94
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 38,317,761 (∞) 38,310
Total Short-Term Investments
(cost $38,306) 38,310
Total Investments - 97.5%
(identified cost $1,153,134) 1,386,158
Other Assets and Liabilities,
Net - 2.5%
35,143
Net Assets - 100.0%
1,421,301

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 55
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.8%
ABN AMRO Bank NV 10/03/19 EUR 88,944 19.10 1,699
3,996
Adyen NV 04/19/22 EUR 2,112 1,558.13 3,291
2,142
Airtel Africa PLC 01/16/26 GBP 384,134 4.78 1,837
1,726
Amundi SA 02/28/19 EUR 43,902 72.39 3,178
4,783
BAWAG Group AG 05/22/26 EUR 3,059 176.27 539
616
Dr Ing hc F Porsche AG 03/20/26 EUR 49,062 42.90 2,105
2,397
Euronext NV 12/05/25 EUR 8,652 154.27 1,334
1,583
Hydro One, Ltd. 12/22/25 CAD 12,504 41.89 524
521
Larsen & Toubro, Ltd. 02/23/24 55,030 42.10 2,317
2,239
Pirelli & C. SpA 06/05/26 EUR 360,397 6.99 2,518
2,748
VAT Group AG 05/22/26 CHF 912 783.26 714
681
WH Group, Ltd. 06/26/19 HKD 350,500 1.01 356
378
Zalando SE 03/02/26 EUR 59,452 24.51 1,457 1,936
25,746
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 108 EUR 9,203 08/26
170
DAX Index Futures 13 EUR 8,356 09/26
212
EURO STOXX 50 Index Futures 86 EUR 5,481 09/26
105
FTSE/MIB Index Futures 13 EUR 3,402 09/26
14
IBEX 35 Index Futures 20 EUR 3,962 08/26
94
OMXS30 Index Futures 74 SEK 24,109 08/26
73
S&P/TSX 60 Index Futures 234 CAD 97,554 09/26
1,215
SPI 200 Index Futures 224 AUD 50,081 09/26
78
TOPIX Index Futures 205 JPY 8,172,325 09/26 1,555
Short Positions
FTSE 100 Index Futures 177 GBP 19,231 09/26
(900)
Hang Seng Index Futures 64 HKD 83,008 08/26
(301)
MSCI Emerging Markets Index Futures 1,090 USD 89,505 09/26
5,712
MSCI Singapore Index Futures 248 SGD 12,910 08/26 (121)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 7,906
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,833 CAD 4,020 09/16/26 40
Bank of America USD 1,176 CHF 951 08/04/26 —
Bank of America USD 1,841 CHF 1,491 08/04/26 3
Bank of America USD 9,921 CHF 7,968 09/16/26 (19)
Bank of America USD 4,845 EUR 4,211 08/04/26 10
Bank of America USD 8,520 EUR 7,399 08/04/26 12
Bank of America USD 1,118 GBP 833 08/04/26 5

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 279 HKD 2,189 08/04/26 —
Bank of America USD 2,069 HKD 16,228 08/04/26 —
Bank of America USD 2,872 HKD 22,521 08/04/26 —
Bank of America USD 260 JPY 41,745 08/04/26 3
Bank of America USD 13,976 JPY 2,254,000 09/16/26 239
Bank of America USD 524 NZD 891 08/04/26 1
Bank of America USD 3,454 SEK 32,913 08/04/26 2
Bank of America USD 274 SGD 352 08/04/26 —
Bank of America AUD 7,119 USD 5,005 08/04/26 (4)
Bank of America CAD 15,560 USD 10,999 09/16/26 (121)
Bank of America CHF 1,427 USD 1,767 08/04/26 2
Bank of America EUR 2,138 USD 2,456 08/04/26 (9)
Bank of America EUR 7,100 USD 8,143 09/16/26 (58)
Bank of America GBP 629 USD 847 08/04/26 (1)
Bank of America GBP 3,506 USD 4,713 08/04/26 (13)
Bank of America JPY 1,169,246 USD 7,306 08/04/26 (43)
Bank of America NOK 8,709 USD 918 08/04/26 (1)
Bank of America SEK 6,191 USD 645 08/04/26 (6)
Bank of America SEK 31,731 USD 3,320 08/04/26 (13)
Bank of America SGD 904 USD 704 08/04/26 (1)
Bank of America SGD 5,762 USD 4,487 08/04/26 (7)
Bank of America ZAR 7,064 USD 427 08/05/26 —
Citigroup USD 7,637 AUD 10,897 09/16/26 25
Citigroup USD 15,038 CAD 20,845 09/16/26 (141)
Citigroup USD 13,248 JPY 2,109,155 09/16/26 53
Citigroup USD 3,096 SEK 29,175 09/16/26 (25)
Citigroup EUR 3,326 USD 3,862 09/16/26 20
Citigroup GBP 2,329 USD 3,121 09/16/26 (18)
HSBC USD 7,647 AUD 10,897 09/16/26 15
HSBC USD 15,040 CAD 20,845 09/16/26 (143)
HSBC USD 13,251 JPY 2,109,155 09/16/26 50
HSBC USD 3,100 SEK 29,175 09/16/26 (29)
HSBC EUR 3,326 USD 3,862 09/16/26 20
HSBC GBP 2,329 USD 3,124 09/16/26 (15)
Morgan Stanley USD 1,479 EUR 1,300 09/16/26 22
Morgan Stanley USD 2,364 JPY 379,990 09/16/26 32
Morgan Stanley AUD 150 USD 103 09/16/26 (2)
Morgan Stanley GBP 120 USD 158 09/16/26 (4)
Royal Bank of Canada USD 7,637 AUD 10,897 09/16/26 26
Royal Bank of Canada USD 15,027 CAD 20,845 09/16/26 (130)
Royal Bank of Canada USD 13,243 JPY 2,109,155 09/16/26 58
Royal Bank of Canada USD 3,093 SEK 29,175 09/16/26 (22)
Royal Bank of Canada EUR 3,326 USD 3,858 09/16/26 16
Royal Bank of Canada GBP 2,329 USD 3,120 09/16/26 (19)
Standard Chartered USD 7,649 AUD 10,897 09/16/26 13
Standard Chartered USD 15,051 CAD 20,845 09/16/26 (154)
Standard Chartered USD 13,252 JPY 2,109,155 09/16/26 49

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 57
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 3,100 SEK 29,175 09/16/26 (29)
Standard Chartered EUR 3,326 USD 3,862 09/16/26 20
Standard Chartered GBP 2,329 USD 3,124 09/16/26 (15)
State Street USD 7,640 AUD 10,897 09/16/26 22
State Street USD 221 BRL 1,125 08/03/26 —
State Street USD 15,031 CAD 20,845 09/16/26 (134)
State Street USD 1,523 DKK 9,800 09/16/26 (7)
State Street USD 13,248 JPY 2,109,155 09/16/26 53
State Street USD 3,095 SEK 29,175 09/16/26 (24)
State Street USD 329 SGD 420 09/16/26 —
State Street CHF 5,738 USD 7,267 09/16/26 137
State Street EUR 3,326 USD 3,859 09/16/26 17
State Street GBP 2,329 USD 3,121 09/16/26 (18)
State Street HKD 2,290 USD 293 09/16/26 1
State Street NOK 55,940 USD 5,903 09/16/26 4
State Street NZD 960 USD 561 09/16/26 (5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (260)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 16,475 $ — $ — $ 16,475
Austria — 10,280 — — 10,280
Belgium — 5,562 — — 5,562
Brazil 18,115 567 — — 18,682
Burkina Faso — 430 — — 430
Canada 78,167 — — — 78,167
Chile 773 470 — — 1,243
China 9,191 41,678 — — 50,869
Denmark — 16,947 — — 16,947
Finland — 10,638 — — 10,638
France 494 136,995 — — 137,489
Germany — 94,544 — — 94,544
Greece — 9,167 — — 9,167
Hong Kong 2,077 18,436 — — 20,513
India 5,918 2,239 — — 8,157
Indonesia 206 5,815 — — 6,021
Ireland 6,936 11,966 — — 18,902
Israel 974 3,454 — — 4,428
Italy 2,646 54,395 — — 57,041
Japan 6,693 218,409 — — 225,102

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 International Developed Markets Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Luxembourg — 757 — — 757
Macao — 5,015 — — 5,015
Mexico 2,438 324 — — 2,762
Netherlands 2,924 69,198 — — 72,122
New Zealand — 1,342 — — 1,342
Nigeria — 1,726 — — 1,726
Norway — 11,025 — — 11,025
Portugal — 1,623 — — 1,623
Russia — — — — —
Singapore 11,202 12,891 — — 24,093
South Africa — 3,894 — — 3,894
South Korea 1,419 25,884 — — 27,303
Spain — 22,068 — — 22,068
Sweden 3,678 17,309 — — 20,987
Switzerland 1,612 55,151 — — 56,763
Taiwan 17,250 26,040 — — 43,290
Thailand — 5,969 — — 5,969
Turkey — 229 — — 229
United Kingdom 3,373 150,016 — — 153,389
United States 14,795 78,593 — — 93,388
Preferred Stocks — 9,352 — — 9,352
Warrants and Rights — — 94 — 94
Short-Term Investments — — — 38,310 38,310
Total Investments 190,881 1,156,873 94 38,310 1,386,158
Other Financial Instruments
Assets
Futures Contracts 9,228 — — — 9,228
Foreign Currency Exchange Contracts 38 932 — — 970
Liabilities
Futures Contracts (1,322) — — — (1,322)
Foreign Currency Exchange Contracts (96) (1,134) — — (1,230)
Total Other Financial Instruments
*
$ 7,848 $ (202) $ — $ — $ 7,646
|
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 59
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 168,352 11.8
Consumer Staples ............................................................................... 92,827 6.5
Energy ................................................................................................ 74,563 5.3
Financial Services .............................................................................. 380,563 26.8
Health Care ........................................................................................ 124,465 8.8
Materials and Processing ................................................................... 94,389 6.6
Producer Durables .............................................................................. 177,758 12.5
Technology ......................................................................................... 169,162 11.9
Utilities ............................................................................................... 56,323 4.0
Preferred Stocks
Consumer Discretionary .................................................................... 4,119 0.3
Consumer Staples ............................................................................... 3,319 0.2
Technology ......................................................................................... 1,914 0.1
Warrants and Rights ...................................................................
94 —**
Short-Term Investments .............................................................
38,310 2.7
Total Investments ............................................................................... 1,386,158 97.5
** Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 32,865 $ 692,912 $ 687,456 $ (13) $ 2 $ 38,310 $ 1,404 $ —

Russell Investment Company
Global Equity Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 90.4%
Australia - 0.1%
Brambles, Ltd. 92,678 1,274
Insurance Australia Group, Ltd. 95,927 572
QBE Insurance Group, Ltd. 103,087 1,794
Suncorp Group, Ltd. 74,331 1,004
Telstra Group, Ltd. 299,641 1,058
5,702
Austria - 0.3%
ams -OSRAM AG(Æ) 66,006 1,308
Erste Group Bank AG 53,877 6,985
Mondi PLC 270,961 3,263
11,556
Belgium - 0.2%
Ageas SA 62,689 5,193
Proximus SADP 149,411 1,107
6,300
Brazil - 0.8%
Ambev SA 1,782,509 5,623
B3 SA - Brasil Bolsa Balcao (Æ) 280,625 871
Banco Bradesco SA - ADR 1,883,701 6,800
Lojas Renner SA(Æ) 872,994 2,342
MercadoLibre , Inc.(Æ) 2,469 4,637
Natura Cosmeticos SA(Æ) 1,410,936 2,332
Suzano SA 438,628 3,748
Telefonica Brasil SA(Æ) 471,156 3,033
Ultrapar Participacoes SA 353,861 2,307
31,693
Canada - 1.2%
Air Canada(Æ) 73,324 1,327
Bank of Montreal 6,302 1,130
Barrick Mining Corp. 104,455 3,834
Canadian National Railway Co. 28,578 3,634
Canadian Natural Resources, Ltd. 88,216 4,202
CCL Industries, Inc. Class B 9,942 659
Imperial Oil, Ltd. 13,550 1,757
Intact Financial Corp. 2,844 558
Manulife Financial Corp. 74,381 3,303
Metro, Inc. 11,683 776
National Bank of Canada 15,732 2,545
Nutrien , Ltd. 59,797 4,130
Royal Bank of Canada 21,298 4,458
Saputo, Inc. 13,226 372
Shopify, Inc. Class A(Æ) 32,333 3,788
Sun Life Financial, Inc. 13,771 1,143
Suncor Energy, Inc. 77,681 5,217
Toronto-Dominion Bank (The) 33,112 3,969
Tourmaline Oil Corp. 13,197 583
47,385
China - 1.4%
Alibaba Group Holding, Ltd. 183,000 2,795
Alibaba Group Holding, Ltd. - ADR 28,568 3,492
Baidu, Inc. Class A(Æ) 323,300 4,477
China Mengniu Dairy Co., Ltd. 1,834,000 4,421
ENN Energy Holdings, Ltd. 97,400 583
JD.com, Inc. Class A 264,750 4,364
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PDD Holdings, Inc. - ADR(Æ) 53,080 4,701
Shenzhou International Group Holdings,
Ltd. 264,900 1,507
Tencent Holdings, Ltd. 322,500 19,557
Trip.com Group, Ltd. - ADR(Æ) 226,151 10,631
56,528
Denmark - 0.4%
Demant A/S(Æ) 37,888 1,642
DSV A/S 13,915 3,010
Novo Nordisk A/S Class B 256,550 12,088
16,740
Finland - 0.2%
Nokia Oyj 362,342 3,315
Sampo Oyj Class A 164,002 1,820
Stora Enso Oyj Class R 214,655 2,462
7,597
France - 3.9%
Accor SA 77,736 4,035
Airbus SE 106,752 24,956
Arkema SA 45,158 3,070
AXA SA 118,607 6,153
BNP Paribas SA 163,237 20,694
Bureau Veritas SA 27,895 891
Carrefour SA 279,162 5,131
Compagnie de Saint-Gobain SA 50,222 4,720
Engie SA 280,446 8,770
EssilorLuxottica SA 44,604 8,479
Hermes International SCA 1,418 2,510
Legrand SA 21,474 3,241
LVMH Moet Hennessy Louis Vuitton SE 23,043 12,636
Orange SA 485,808 9,284
Renault SA 127,451 4,013
Societe Generale SA 179,139 16,822
Sodexo SA 30,539 2,011
TotalEnergies SE 159,716 14,186
Valeo SE 161,633 2,781
154,383
Germany - 2.2%
Aumovio SE(Æ) 47,464 2,183
BASF SE 119,516 6,948
Beiersdorf AG 47,983 4,469
Brenntag SE 38,870 2,741
Continental AG 36,395 3,016
Daimler Truck Holding AG 120,472 6,802
Evonik Industries AG 210,415 4,257
Fresenius SE & Co. KGaA 105,330 5,411
GEA Group AG 3,818 271
Hannover Rueck SE 4,139 1,197
Infineon Technologies AG 77,218 5,504
Mercedes-Benz Group AG 31,451 1,696
Rheinmetall AG 2,360 3,104
Siemens AG 26,426 8,615
Siemens Healthineers AG(Þ) 175,718 7,462
Symrise AG 143,040 14,706
Wacker Chemie AG(Æ) 18,412 1,879

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zalando SE(Æ)(Þ) 171,277 5,579
85,840
Hong Kong - 0.8%
AIA Group, Ltd. 1,470,748 14,894
CK Asset Holdings, Ltd. 698,500 4,265
CLP Holdings, Ltd. 113,000 1,126
Power Assets Holdings, Ltd. 118,000 889
Prudential PLC 632,419 9,497
Yue Yuen Industrial Holdings, Ltd. 1,071,500 1,938
32,609
India - 0.3%
HDFC Bank, Ltd. - ADR 460,774 11,026
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 13,536,900 2,658
Ireland - 0.5%
Accenture PLC Class A 29,924 4,965
AIB Group PLC 643,727 7,624
Bank of Ireland Group PLC 352,858 7,375
19,964
Italy - 1.3%
BPER Banca SpA 396,246 6,446
Coca-Cola HBC AG(Æ) 8,745 591
Eni SpA 261,228 7,265
FinecoBank Banca Fineco SpA 73,109 2,003
Intesa Sanpaolo SpA 1,967,025 14,874
Recordati Industria Chimica e
Farmaceutica SpA 4,903 292
Ryanair Holdings PLC - ADR 61,293 3,586
UniCredit SpA 166,672 15,745
50,802
Japan - 5.3%
Advantest Corp. 30,200 5,974
Alfresa Holdings Corp. 97,400 1,418
Amada Co., Ltd. 75,500 1,293
ARCHION Corp.(Æ) 269,200 450
Astellas Pharma, Inc. 125,400 1,725
Bandai Namco Holdings, Inc. 34,600 1,002
Bridgestone Corp. 72,400 1,807
Canon, Inc. 54,900 1,523
Chiba Bank, Ltd. (The) 432,700 7,072
Daiichi Sankyo Co., Ltd. 225,100 3,613
Dentsu Group, Inc.(Æ) 153,200 3,396
Eisai Co., Ltd. 97,200 2,933
FUJIFILM Holdings Corp. 76,800 1,821
Hakuhodo DY Holdings, Inc. 156,600 1,283
Hitachi, Ltd. 173,100 5,745
Honda Motor Co., Ltd. 596,131 6,027
Horiba, Ltd. 8,000 1,263
Hoya Corp. 69,900 10,715
Isuzu Motors, Ltd. 114,900 1,732
Japan Airlines Co., Ltd. 186,300 3,452
Japan Post Insurance Co., Ltd. 502,200 5,600
JGC Holdings Corp. 164,500 2,311
Kao Corp. 67,200 1,380
Keyence Corp. 29,500 14,824
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Koito Manufacturing Co., Ltd. 241,900 4,060
Kubota Corp. 400,100 6,794
Kuraray Co., Ltd. 186,000 2,141
Mitsubishi Estate Co., Ltd. 157,200 3,804
Mitsubishi Gas Chemical Co., Inc. 57,800 1,492
MS&AD Insurance Group Holdings, Inc. 82,000 2,540
Nexon Co., Ltd. 243,700 3,762
Nikon Corp. 119,400 1,435
Nippon Television Holdings, Inc. 38,600 706
Nissan Motor Co., Ltd.(Æ) 947,400 2,006
Persol Holdings Co., Ltd. 1,420,500 2,356
Resona Holdings, Inc. 570,400 7,817
Rinnai Corp. 79,900 1,796
Rohm Co., Ltd. 218,400 5,800
Sega Sammy Holdings, Inc. 154,300 2,665
Shin-Etsu Chemical Co., Ltd. 224,400 8,056
SoftBank Group Corp. 94,500 2,938
Sompo Holdings, Inc. 56,100 2,495
Stanley Electric Co., Ltd. 94,229 2,062
Subaru Corp. 166,385 2,809
Sumitomo Heavy Industries, Ltd. 56,400 1,826
Sumitomo Mitsui Financial Group, Inc. 257,400 11,049
Sumitomo Mitsui Trust Group, Inc. 757,200 7,887
Sysmex Corp. 431,900 4,337
T&D Holdings, Inc. 334,000 10,624
Taiheiyo Cement Corp. 39,600 1,016
Takeda Pharmaceutical Co., Ltd. 110,500 3,796
THK Co., Ltd. 44,400 1,828
Tokio Marine Holdings, Inc. 109,500 5,589
Tsuruha Holdings, Inc. 264,800 4,030
Yamato Holdings Co., Ltd. 182,300 2,362
210,237
Luxembourg - 0.0%
RTL Group SA 26,834 1,005
Mexico - 0.2%
America Movil SAB de CV - ADR 283,461 7,186
Netherlands - 2.4%
ABN AMRO Bank NV - Dutch
Certificates(Þ) 250,719 11,264
Adyen NV(Æ)(Þ) 3,887 3,943
Argenx SE(Æ) 4,754 4,074
ASML Holding NV 5,308 8,680
Heineken Holding NV 9,538 801
Heineken NV 164,013 14,831
ING Groep NV 762,079 26,646
Koninklijke Philips NV 257,419 6,777
NN Group NV 84,714 7,968
Randstad NV 74,173 3,122
Universal Music Group NV 405,949 6,730
VEON, Ltd. - ADR(Æ) 18,054 944
95,780
Norway - 0.1%
DNB Bank ASA 55,785 1,795
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LUKOIL PJSC(Æ)(Š) 3,764 —
LUKOIL PJSC - ADR(Æ)(Š) 5,353 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—
Singapore - 0.4%
DBS Group Holdings, Ltd. 117,424 6,770
Grab Holdings, Ltd. Class A(Æ) 737,302 2,580
Singapore Telecommunications, Ltd. 515,000 1,783
United Overseas Bank, Ltd. 139,101 4,711
15,844
South Africa - 0.3%
Anglo American PLC 75,009 3,788
MTN Group, Ltd. 291,312 3,613
Old Mutual, Ltd. 3,964,489 3,219
10,620
South Korea - 1.8%
Coway Co., Ltd. 16,248 1,046
Hankook Tire & Technology Co., Ltd. 20,938 987
Hyundai Mobis Co., Ltd. 7,251 2,392
KB Financial Group, Inc. 49,613 5,866
KT Corp. - ADR 219,471 3,970
LG H&H Co., Ltd. 6,091 1,227
LG Uplus Corp. 109,696 1,138
Samsung Electronics Co., Ltd. 172,568 31,079
Shinhan Financial Group Co., Ltd. 169,455 11,976
SK Hynix, Inc. 9,222 10,132
SK Telecom Co., Ltd. 46,290 2,623
72,436
Spain - 0.1%
Industria de Diseno Textil SA 51,455 3,373
Sweden - 0.3%
Essity AB Class B 37,110 1,080
SKF AB Class B 208,658 5,662
Telefonaktiebolaget LM Ericsson Class B 447,766 4,466
11,208
Switzerland - 1.3%
Adecco Group AG 83,750 2,338
Galderma Group AG(Æ) 18,589 4,045
Nestle SA 132,501 13,234
SGS SA 12,778 1,514
Sonova Holding AG 3,883 1,057
Swatch Group AG (The) 18,625 4,156
TE Connectivity PLC 6,631 1,364
UBS Group AG 289,951 15,287
Zurich Insurance Group AG 8,751 6,668
49,663
Taiwan - 2.9%
Delta Electronics, Inc. 33,000 1,628
Taiwan Semiconductor Manufacturing
Co., Ltd. 271,000 20,266
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 224,348 90,693
112,587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.3%
Bangkok Bank PCL - NVDR 648,700 3,720
Kasikornbank PCL - NVDR 1,267,800 9,262
12,982
Turkey - 0.0%
Coca-Cola Icecek AS 178,901 344
United Kingdom - 5.5%
3i Group PLC 28,559 1,105
AstraZeneca PLC 63,972 10,877
BAE Systems PLC 87,532 2,475
Barratt Redrow PLC 651,744 2,591
British American Tobacco PLC 276,163 16,766
British Land Co. PLC (The)(ö) 497,599 2,962
BT Group PLC 2,276,239 6,176
Burberry Group PLC(Æ) 175,011 2,840
CK Hutchison Holdings, Ltd. 512,000 4,811
Compass Group PLC 310,107 9,845
DCC Energy PLC 61,823 5,303
Diageo PLC 317,374 6,987
easyJet PLC 530,174 4,499
GSK PLC 562,604 14,567
Hikma Pharmaceuticals PLC 118,047 2,525
HSBC Holdings PLC 497,936 10,683
International Consolidated Airlines Group
SA 57,904 338
J Sainsbury PLC 448,108 2,170
Kingfisher PLC 1,105,124 4,605
Land Securities Group PLC(ö) 356,396 3,395
Lloyds Banking Group PLC 7,971,569 12,352
NatWest Group PLC 1,194,124 11,317
Reckitt Benckiser Group PLC 324,296 22,891
RELX PLC 122,581 4,320
Rolls-Royce Holdings PLC 284,280 5,645
Standard Chartered PLC 541,234 15,998
Tate & Lyle PLC 182,219 1,361
TechnipFMC PLC 14,253 1,021
Unilever PLC 317,446 20,162
Unite Group PLC (The)(ö) 283,771 2,071
WPP PLC 625,705 2,530
215,188
United States - 55.8%
Abbott Laboratories 82,928 8,765
AbbVie, Inc. 32,198 8,080
Adobe, Inc.(Æ) 5,389 1,349
Advanced Micro Devices, Inc.(Æ) 41,448 19,735
Aflac, Inc. 31,827 4,057
Agilent Technologies, Inc. 6,458 894
Airbnb, Inc. Class A(Æ) 7,254 1,099
Albemarle Corp. 22,659 2,666
Align Technology, Inc.(Æ) 12,799 2,165
Allegion PLC 73,946 11,639
Allstate Corp. (The) 17,725 4,681
Ally Financial, Inc. 20,129 872
Alphabet, Inc. Class A 76,547 27,261
Alphabet, Inc. Class C 358,449 127,841
Amazon.com, Inc.(Æ) 385,665 104,739
American Express Co. 10,113 3,400
American International Group, Inc. 36,715 2,885

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Tower Corp.(ö) 15,833 2,745
Ameriprise Financial, Inc. 8,949 4,885
AMETEK, Inc. 44,132 10,667
Amphenol Corp. Class A 93,210 14,979
Analog Devices, Inc. 43,003 15,800
Antero Resources Corp.(Æ) 61,258 2,214
APi Group Corp.(Æ) 105,145 4,172
Apple, Inc. 413,396 127,702
Applied Materials, Inc. 57,285 29,082
AppLovin Corp. Class A(Æ) 3,577 1,416
Arch Capital Group, Ltd.(Æ) 10,179 1,023
Archer-Daniels-Midland Co. 887 70
Arista Networks, Inc.(Æ) 35,687 6,436
Arthur J Gallagher & Co. 13,566 3,384
Autodesk, Inc.(Æ) 2,972 696
Automatic Data Processing, Inc. 24,113 6,425
Axon Enterprise, Inc.(Æ) 7,385 3,898
Axsome Therapeutics, Inc.(Æ) 252 55
Baker Hughes Co. 238,065 14,401
Bank of America Corp. 373,420 23,133
Berkshire Hathaway, Inc. Class B(Æ) 13,692 7,004
Best Buy Co., Inc. 5,760 497
BlackRock, Inc. 3,659 3,990
Blackstone, Inc. 27,669 3,535
Bloom Energy Corp. Class A(Æ) 3,700 762
Booking Holdings, Inc. 73,121 14,105
Boston Scientific Corp.(Æ) 91,256 4,264
BP PLC 1,405,330 10,618
Bristol-Myers Squibb Co. 99,517 6,499
Broadcom, Inc. 183,780 71,542
Brown & Brown, Inc. 8,799 619
Burlington Stores, Inc.(Æ) 2,545 938
Capital One Financial Corp. 83,298 17,410
Carlisle Cos., Inc. 1,656 596
Carnival Corp., Ltd. 22,191 617
Casey's General Stores, Inc. 1,116 972
Cerebras Systems, Inc. Class A(Æ) 12,284 2,441
CF Industries Holdings, Inc. 6,971 873
CH Robinson Worldwide, Inc. 4,391 649
Charles Schwab Corp. (The) 224,397 23,616
Chevron Corp. 40,856 8,042
Chipotle Mexican Grill, Inc.(Æ) 320,432 11,926
Church & Dwight Co., Inc. 16,260 1,607
Cigna Group (The) 65,805 18,363
Cincinnati Financial Corp. 15,564 2,765
Cintas Corp. 26,536 5,430
Cisco Systems, Inc. 98,746 11,454
Citigroup, Inc. 37,087 4,912
CME Group, Inc. 103,107 27,611
Coca-Cola Co. (The) 28,701 2,514
Cognizant Technology Solutions Corp.
Class A 42,915 2,375
Comfort Systems USA, Inc. 489 846
ConocoPhillips 14,129 1,702
Copart, Inc.(Æ) 13,656 398
Corning, Inc. 24,521 3,390
Costco Wholesale Corp. 10,152 9,664
Credo Technology Group Holding, Ltd.
(Æ) 3,864 800
Crowdstrike Holdings, Inc. Class A(Æ) 2,536 484
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cummins, Inc. 1,789 1,135
CVS Health Corp. 4,202 439
Darden Restaurants, Inc. 7,862 1,601
Datadog, Inc. Class A(Æ) 36,147 9,686
Deckers Outdoor Corp.(Æ) 23,380 2,265
Delta Air Lines, Inc. 145,832 12,752
Devon Energy Corp. 28,115 1,269
Dexcom, Inc.(Æ) 174,218 14,538
Dollar General Corp. 5,867 745
DoorDash , Inc. Class A(Æ) 26,326 5,164
Dow, Inc. 45,002 1,363
Dynatrace, Inc.(Æ) 50,221 2,226
Eaton Corp. PLC 11,029 4,579
EchoStar Corp. Class A(Æ) 18,644 1,568
Ecolab, Inc. 1,739 483
Edison International 4,276 314
Edwards Lifesciences Corp.(Æ) 11,534 993
Electronic Arts, Inc. 2,775 582
Elevance Health, Inc. 30,725 11,548
Eli Lilly & Co. 23,449 26,939
EMCOR Group, Inc. 7,187 5,731
EOG Resources, Inc. 43,174 6,420
EQT Corp. 31,493 1,678
Equifax, Inc. 57,254 9,883
Erie Indemnity Co. Class A 4,411 1,068
Estee Lauder Cos., Inc. (The) Class A 789 66
Expand Energy Corp. 2,384 224
Expedia Group, Inc. 15,119 4,456
Expeditors International of Washington,
Inc. 2,045 343
ExxonMobil Holdings Corp. 87,777 13,644
F5, Inc.(Æ) 882 355
Fastenal Co. 29,133 1,390
FedEx Corp. 16,414 5,046
FedEx Freight Holding Co., Inc.(Æ) 2,348 330
Forgent Power Solutions, Inc. Class A(Æ) 53,222 1,771
Fortinet, Inc.(Æ) 43,933 7,115
Fox Corp. Class B 76,299 3,963
Garmin, Ltd. 2,949 866
GE Vernova , Inc. 6,805 6,739
Generac Holdings, Inc.(Æ) 10,102 1,991
General Dynamics Corp. 55,019 21,095
General Electric Co. 18,985 6,836
General Motors Co. 5,174 460
Gilead Sciences, Inc. 63,743 8,300
Goldman Sachs Group, Inc. (The) 5,278 5,375
Graco, Inc. 11,380 903
Haleon PLC 3,439,311 16,828
Hartford Insurance Group, Inc. (The) 18,878 2,679
HCA Healthcare, Inc. 45,084 18,150
Hershey Co. (The) 12,048 2,109
Hewlett Packard Enterprise Co. 91,257 4,371
Home Depot, Inc. (The) 5,497 1,825
Howmet Aerospace, Inc. 3,332 940
Hubbell, Inc. 1,186 560
HubSpot, Inc.(Æ) 1,964 466
IDEX Corp. 5,094 1,174
IDEXX Laboratories, Inc.(Æ) 8,186 4,577
Insulet Corp.(Æ) 16,453 2,721
Intel Corp.(Æ) 16,804 1,516

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intercontinental Exchange, Inc. 19,522 2,977
International Paper Co. 78,639 3,211
Intuit, Inc. 78,353 24,765
Intuitive Surgical, Inc.(Æ) 21,475 7,588
Iron Mountain, Inc.(ö) 18,596 2,275
Johnson & Johnson 64,335 16,492
JPMorgan Chase & Co. 63,194 22,231
Keysight Technologies, Inc.(Æ) 3,549 1,132
Kimberly-Clark Corp. 22,784 2,491
Kroger Co. (The) 13,296 768
L3Harris Technologies, Inc. 7,985 2,212
Lam Research Corp. 17,503 5,129
Linde PLC 26,630 12,739
Lockheed Martin Corp. 18,313 10,672
LPL Financial Holdings, Inc. 2,155 762
Lululemon Athletica, Inc.(Æ) 2,462 293
Lumen Technologies, Inc.(Æ) 174,041 1,110
Lumentum Holdings, Inc.(Æ) 618 441
LyondellBasell Industries NV Class A 80,247 4,982
Marsh & McLennan Cos., Inc. 32,927 6,246
MasTec , Inc.(Æ) 10,512 2,766
Mastercard, Inc. Class A 64,940 37,217
McCormick & Co., Inc. 20,580 1,048
McDonald's Corp. 26,514 7,176
Medtronic PLC 68,016 5,808
Merck & Co., Inc. 126,561 16,478
Meta Platforms, Inc. Class A 104,964 58,435
MetLife, Inc. 33,760 3,245
Microchip Technology, Inc. 59,724 4,437
Micron Technology, Inc. 15,295 12,588
Microsoft Corp. 201,443 93,615
Modine Manufacturing Co.(Æ) 4,943 994
Mondelez International, Inc. Class A 34,040 2,121
Monster Beverage Corp.(Æ) 19,027 1,834
Moog, Inc. Class A 205 80
Morgan Stanley 22,571 4,749
Nasdaq, Inc. 12,871 1,212
NetApp, Inc. 13,545 2,418
Netflix, Inc.(Æ) 15,175 1,088
Neurocrine Biosciences, Inc.(Æ) 4,276 713
Newmont Corp. 14,550 1,363
NIKE, Inc. Class B 12,946 540
Nordson Corp. 3,638 1,083
Northern Trust Corp. 4,776 870
Northrop Grumman Corp. 14,069 7,632
Novartis AG 14,488 2,262
NVIDIA Corp. 806,478 161,900
NVR, Inc.(Æ) 648 3,983
Old Dominion Freight Line, Inc. 6,383 1,354
ON Semiconductor Corp.(Æ) 10,176 830
Oracle Corp. 38,181 4,959
Otis Worldwide Corp. 9,323 671
Packaging Corp. of America 6,111 1,502
Palantir Technologies, Inc. Class A(Æ) 60,290 7,419
Palo Alto Networks, Inc.(Æ) 3,928 1,303
Parker-Hannifin Corp. 5,088 4,969
Paychex, Inc. 6,968 814
PayPal Holdings, Inc. 43,404 2,483
PepsiCo, Inc. 61,504 8,584
Pfizer, Inc. 11,939 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PG&E Corp. 171,763 2,985
Philip Morris International, Inc. 13,357 2,549
Principal Financial Group, Inc. 14,884 1,692
Procter & Gamble Co. (The) 100,285 14,490
Progressive Corp. (The) 50,311 10,637
Public Storage(ö) 11,512 3,732
QUALCOMM, Inc. 7,557 1,115
Reddit, Inc. Class A(Æ) 4,628 651
Regeneron Pharmaceuticals, Inc. 4,854 3,702
Reliance, Inc. 1,284 521
Republic Services, Inc. 13,785 2,902
ResMed, Inc. 14,072 2,969
Rexford Industrial Realty, Inc.(ö) 23,256 878
Robinhood Markets, Inc. Class A(Æ) 15,984 1,384
ROBLOX Corp. Class A(Æ) 44,291 1,577
Roche Holding AG 59,503 26,017
Rockwell Automation, Inc. 2,767 1,328
Roivant Sciences, Ltd.(Æ) 75,294 2,553
Ross Stores, Inc. 4,550 1,142
Royal Caribbean Cruises, Ltd. 14,673 4,670
RTX Corp. 47,161 10,150
Salesforce, Inc. 55,260 10,169
Sanofi SA 192,010 16,518
Schneider Electric SE 76,657 25,734
Seagate Technology Holdings PLC 20,303 17,382
ServiceNow, Inc.(Æ) 17,437 1,940
SharkNinja , Inc.(Æ) 4,443 719
Shell PLC 394,850 18,121
Snap-on, Inc. 1,751 719
Snowflake, Inc.(Æ) 15,744 4,617
Solstice Advanced Materials, Inc. 49,449 2,975
Space Exploration Technologies Corp.
Class A(Æ) 35,198 3,814
Spotify Technology SA(Æ) 8,732 4,365
Starbucks Corp. 37,625 3,960
STERIS PLC 3,127 714
Stifel Financial Corp. 28,477 2,361
Stryker Corp. 21,405 6,972
Swiss Re AG 20,508 3,421
Synopsys, Inc.(Æ) 2,145 834
Take-Two Interactive Software, Inc.(Æ) 21,338 5,183
Target Corp. 9,663 1,396
Teradyne, Inc. 14,197 5,220
TeraWulf , Inc.(Æ) 42,690 754
Tesla, Inc.(Æ) 11,560 3,598
Texas Instruments, Inc. 6,780 1,870
Texas Pacific Land Corp. 798 321
TJX Cos., Inc. (The) 30,748 4,838
Toast, Inc. Class A(Æ) 23,693 765
Tractor Supply Co. 4,050 125
Trane Technologies PLC 2,634 1,198
TransDigm Group, Inc. 10,402 13,048
Travelers Cos., Inc. (The) 14,597 5,465
Truist Financial Corp. 5,765 299
Uber Technologies, Inc.(Æ) 195,275 13,740
Ulta Beauty, Inc.(Æ) 14,208 7,286
Union Pacific Corp. 23,675 6,916
United Airlines Holdings, Inc.(Æ) 84,164 10,212
United Parcel Service, Inc. Class B 6,028 628
United Rentals, Inc. 1,260 1,360

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Therapeutics Corp.(Æ) 1,126 583
UnitedHealth Group, Inc. 73,628 30,511
Veeva Systems, Inc. Class A(Æ) 3,084 628
VeriSign, Inc. 5,665 1,643
Verisk Analytics, Inc. 3,189 621
Vertex Pharmaceuticals, Inc.(Æ) 22,027 10,509
VICI Properties, Inc.(ö) 75,532 1,990
Viking Holdings, Ltd.(Æ) 41,464 4,327
Visa, Inc. Class A 40,584 14,859
W.R. Berkley Corp. 14,781 1,072
W.W. Grainger, Inc. 878 1,214
Walmart, Inc. 31,486 3,501
Walt Disney Co. (The) 72,913 7,014
Waste Management, Inc. 73,304 16,607
Waters Corp.(Æ) 1,619 611
Watsco , Inc. 570 176
Wells Fargo & Co. 4,081 353
Welltower, Inc.(ö) 56,121 13,157
WESCO International, Inc. 4,388 1,507
Western Alliance Bancorp 2,839 229
Western Digital Corp. 3,436 1,872
Williams-Sonoma, Inc. 2,650 606
Woodward, Inc. 13,211 4,766
Workday, Inc. Class A(Æ) 3,921 629
XPO, Inc.(Æ) 4,264 857
Xylem, Inc. 16,690 1,952
Zoom Communications, Inc.(Æ) 7,685 738
Zscaler, Inc.(Æ) 5,496 831
2,197,216
Total Common Stocks
(cost $2,659,687) 3,558,247
Preferred Stocks - 0.2%
Germany - 0.2%
Henkel AG & Co. KGaA
2.070% (Ÿ) 61,625 5,377
Volkswagen AG
5.260% (Ÿ) 55,033 4,743
10,120
Total Preferred Stocks
(cost $11,005) 10,120
Short-Term Investments - 3.7%
United States - 3.7%
U.S. Cash Management Fund(@) 145,503,347 (∞) 145,474
Total Short-Term Investments
(cost $145,460) 145,474
Total Investments - 94.3%
(identified cost $2,816,152) 3,713,841
Other Assets and Liabilities,
Net - 5.7%
223,567
Net Assets - 100.0%
3,937,408

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.7%
ABN AMRO Bank NV 03/26/20 EUR 250,719 20.30 5,089
11,264
Adyen NV 03/20/26 EUR 3,887 993.68 3,862
3,943
Siemens Healthineers AG 09/25/25 EUR 175,718 48.78 8,571
7,462
Zalando SE 02/20/26 EUR 171,277 25.20 4,316 5,579
28,248
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 375 USD 55,088 09/26
(627)
S&P 500 E-Mini Index Futures 1,331 USD 500,406 09/26
3,650
S&P/TSX 60 Index Futures 201 CAD 83,797 09/26
1,019
SPI 200 Index Futures 202 AUD 45,162 09/26
70
TOPIX Index Futures 43 JPY 1,714,195 09/26 360
Short Positions
CAC40 Euro Index Futures 504 EUR 42,946 08/26
(767)
DAX Index Futures 59 EUR 37,922 09/26
(811)
EURO STOXX 50 Index Futures 407 EUR 25,938 09/26
(497)
FTSE 100 Index Futures 1,016 GBP 110,388 09/26
(5,382)
FTSE/MIB Index Futures 58 EUR 15,179 09/26
(106)
Hang Seng Index Futures 35 HKD 45,395 08/26
(165)
IBEX 35 Index Futures 89 EUR 17,632 08/26
(417)
MSCI Emerging Markets Index Futures 1,869 USD 153,473 09/26
11,142
MSCI Singapore Index Futures 151 SGD 7,860 08/26
(74)
OMXS30 Index Futures 350 SEK 114,030 08/26 (346)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 7,049
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,277 CAD 3,230 09/16/26 32
Bank of America USD 5,974 CHF 4,814 08/03/26 (20)
Bank of America USD 553 EUR 479 08/03/26 —
Bank of America USD 1,555 EUR 1,349 08/03/26 1
Bank of America USD 5,549 EUR 4,845 08/03/26 37
Bank of America USD 4,009 GBP 3,000 08/03/26 35
Bank of America USD 1,706 HKD 13,384 08/03/26 —
Bank of America USD 1,772 NOK 16,893 08/03/26 10
Bank of America CHF 1,871 USD 2,294 08/03/26 (21)
Bank of America EUR 2,799 USD 3,210 08/03/26 (18)
Bank of America GBP 616 USD 824 08/03/26 (6)
Bank of America GBP 7,768 USD 10,466 08/03/26 (4)
Bank of America JPY 2,098,103 USD 12,826 08/03/26 (361)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 67
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America NOK 6,646 USD 694 08/03/26 (7)
Bank of America SEK 10,302 USD 1,069 08/03/26 (13)
Bank of America SGD 3,472 USD 2,695 08/03/26 (12)
Bank of America ZAR 18,257 USD 1,107 08/04/26 2
Citigroup USD 9,208 AUD 13,138 09/16/26 30
Citigroup USD 13,572 JPY 2,160,622 09/16/26 54
Citigroup CHF 13,371 USD 16,939 09/16/26 322
Citigroup EUR 34,587 USD 40,164 09/16/26 212
Citigroup GBP 20,815 USD 27,892 09/16/26 (161)
HSBC USD 9,220 AUD 13,138 09/16/26 18
HSBC USD 13,574 JPY 2,160,622 09/16/26 52
HSBC CHF 13,371 USD 16,950 09/16/26 333
HSBC EUR 34,587 USD 40,159 09/16/26 207
HSBC GBP 20,815 USD 27,915 09/16/26 (138)
Morgan Stanley USD 1,433 JPY 230,320 09/16/26 20
Morgan Stanley AUD 310 USD 213 09/16/26 (5)
Morgan Stanley EUR 6,250 USD 7,113 09/16/26 (107)
Morgan Stanley GBP 820 USD 1,078 09/16/26 (27)
Morgan Stanley SEK 2,520 USD 259 09/16/26 (6)
Royal Bank of Canada USD 9,207 AUD 13,138 09/16/26 31
Royal Bank of Canada USD 13,566 JPY 2,160,622 09/16/26 60
Royal Bank of Canada CHF 13,371 USD 16,922 09/16/26 305
Royal Bank of Canada EUR 34,587 USD 40,118 09/16/26 166
Royal Bank of Canada GBP 20,815 USD 27,879 09/16/26 (174)
Standard Chartered USD 9,222 AUD 13,138 09/16/26 16
Standard Chartered USD 13,575 JPY 2,160,622 09/16/26 50
Standard Chartered CHF 13,371 USD 16,951 09/16/26 334
Standard Chartered EUR 34,587 USD 40,160 09/16/26 208
Standard Chartered GBP 20,815 USD 27,921 09/16/26 (132)
State Street USD 9,211 AUD 13,138 09/16/26 27
State Street USD 8,968 CAD 12,436 09/16/26 (80)
State Street USD 13,571 JPY 2,160,622 09/16/26 55
State Street USD 169 NZD 290 09/16/26 2
State Street CHF 13,371 USD 16,935 09/16/26 318
State Street DKK 27,019 USD 4,198 09/16/26 20
State Street EUR 34,587 USD 40,128 09/16/26 176
State Street GBP 20,815 USD 27,895 09/16/26 (158)
State Street HKD 2,830 USD 362 09/16/26 1
State Street NOK 29,929 USD 3,158 09/16/26 2
State Street SEK 28,588 USD 3,032 09/16/26 23
State Street SGD 120 USD 94 09/16/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,709

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Equity Fund
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
ABB, Ltd. JPMorgan Chase USD 466 OBFR + 0.300%
(1)
04/13/27 — (47) (47)
Abbott Laboratories JPMorgan Chase USD 861 OBFR - 0.200%
(1)
06/08/27 — (119) (119)
Abivax SA JPMorgan Chase USD 1,126 OBFR - 1.350%
(1)
06/09/27 — 71 71
Accelleron Industries AG JPMorgan Chase USD 1,627 OBFR + 0.300%
(1)
06/09/27 — (227) (227)
Accenture PLC JPMorgan Chase USD 2,753 OBFR - 0.200%
(1)
06/08/27 — (681) (681)
Accor SA JPMorgan Chase USD 2,506 OBFR - 0.300%
(1)
05/11/27 — 298 298
ACS Actividades Cons y Serv JPMorgan Chase USD 527 OBFR + 0.300%
(1)
08/17/27 — (32) (32)
Admiral Group PLC JPMorgan Chase USD 825 OBFR - 0.300%
(1)
06/09/27 — (58) (58)
ADP JPMorgan Chase USD 1,291 OBFR - 1.150%
(1)
06/09/27 — (82) (82)
Advanced Drainage Systems,
Inc. JPMorgan Chase USD 2,148 OBFR - 0.200%
(1)
06/08/27 — 284 284
Adyen NV JPMorgan Chase USD 1,355 OBFR - 0.300%
(1)
07/06/27 — (102) (102)
Aegon, Ltd. JPMorgan Chase USD 516 OBFR + 0.300%
(1)
04/20/27 — 53 53
AGEAS SA/NV JPMorgan Chase USD 2,642 OBFR + 0.300%
(1)
04/13/27 — 90 90
Airbnb, Inc. JPMorgan Chase USD 5,299 OBFR + 0.300%
(1)
06/08/27 — 294 294
Akamai Technologies, Inc. JPMorgan Chase USD 1,963 OBFR - 0.200%
(1)
04/19/27 — 49 49
Aker JPMorgan Chase USD 565 OBFR - 0.400%
(1)
08/31/27 — (33) (33)
Aker BP ASA JPMorgan Chase USD 1,650 OBFR - 0.400%
(1)
06/09/27 — (243) (243)
Alfa Laval AB JPMorgan Chase USD 2,385 OBFR - 0.400%
(1)
06/09/27 — 18 18
Ally Financial, Inc. JPMorgan Chase USD 1,839 OBFR + 0.300%
(1)
06/08/27 — (111) (111)
ALS, Ltd. JPMorgan Chase USD 2,020 OBFR + 0.350%
(1)
05/17/27 — (60) (60)
Amazon.com, Inc. JPMorgan Chase USD 13,868 OBFR + 0.300%
(1)
06/08/27 — 1,697 1,697
Amer Sports, Inc. JPMorgan Chase USD 671 OBFR - 0.200%
(1)
07/23/27 — (32) (32)
Analog Devices, Inc. JPMorgan Chase USD 5,124 OBFR + 0.300%
(1)
06/08/27 — (415) (415)
Anheuser-Busch InBev SA/NV JPMorgan Chase USD 4,400 OBFR + 0.300%
(1)
04/13/27 — 176 176
Aon PLC JPMorgan Chase USD 1,445 OBFR - 0.200%
(1)
06/08/27 — (116) (116)
AP Moller - Maersk A/S JPMorgan Chase USD 1,077 OBFR + 0.300%
(1)
04/07/27 — 123 123
Apple, Inc. JPMorgan Chase USD 154 OBFR + 0.300%
(1)
03/01/27 — 10 10
AppLovin Corp. JPMorgan Chase USD 1,598 OBFR - 0.200%
(1)
06/08/27 — 485 485
Archer Daniels Midland Co. JPMorgan Chase USD 4,820 OBFR + 0.300%
(1)
06/08/27 — 175 175
Aristocrat Leisure, Ltd. JPMorgan Chase USD 5,936 OBFR + 0.350%
(1)
04/13/27 — 400 400
Arthur J Gallagher & Co. JPMorgan Chase USD 1,720 OBFR - 0.200%
(1)
06/08/27 — (132) (132)
Asahi Group Holdings, Ltd. JPMorgan Chase USD 2,439 OBFR + 0.250%
(1)
04/13/27 — 218 218
ASML Holding NV JPMorgan Chase USD 8,230 OBFR + 0.300%
(1)
03/02/27 — (1,674) (1,674)
Associated British Foods PLC JPMorgan Chase USD 2,107 OBFR - 0.300%
(1)
06/09/27 — (132) (132)
Atlas Copco AB JPMorgan Chase USD 3,724 OBFR + 0.300%
(1)
04/14/27 — 155 155
Atlassian Corp. JPMorgan Chase USD 1,607 OBFR + 0.300%
(1)
06/08/27 — 369 369
Avolta AG JPMorgan Chase USD 1,976 OBFR + 0.300%
(1)
06/09/27 — (236) (236)
Axon Enterprise, Inc. JPMorgan Chase USD 2,497 OBFR - 0.200%
(1)
04/19/27 — 155 155
Axsome Therapeutics, Inc. JPMorgan Chase USD 3,754 OBFR + 0.300%
(1)
06/08/27 — (461) (461)
Ayvens SA JPMorgan Chase USD 513 OBFR + 0.300%
(1)
06/09/27 — 10 10
BAE Systems PLC JPMorgan Chase USD 677 OBFR + 0.300%
(1)
09/01/27 — 45 45
Bank Leumi Le-Israel BM JPMorgan Chase USD 3,257 OBFR + 0.800%
(1)
03/02/27 — 166 166
Bank of Montreal JPMorgan Chase USD 233 OBFR + 0.300%
(1)
04/12/27 — 4 4
Bank of Nova Scotia JPMorgan Chase USD 296 OBFR + 0.300%
(1)
08/23/27 — 2 2

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 69
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
Banque Cantonale Vaudoise JPMorgan Chase USD 851 OBFR - 0.350%
(1)
06/09/27 — (56) (56)
Barrick Mining Corp. JPMorgan Chase USD 1,073 OBFR + 0.300%
(1)
04/12/27 — — —
Barry Callebaut AG JPMorgan Chase USD 1,408 OBFR - 0.350%
(1)
06/09/27 — (5) (5)
Baxter International, Inc. JPMorgan Chase USD 3,145 OBFR - 0.200%
(1)
06/08/27 — (582) (582)
Becton Dickinson & Co. JPMorgan Chase USD 2,661 OBFR - 0.200%
(1)
04/13/27 — (227) (227)
Beijer Ref AB JPMorgan Chase USD 820 OBFR - 0.400%
(1)
08/17/27 — 1 1
Bentley Systems, Inc. JPMorgan Chase USD 2,548 OBFR - 0.200%
(1)
05/03/27 — (393) (393)
Best Buy Co., Inc. JPMorgan Chase USD 6,731 OBFR + 0.300%
(1)
06/08/27 — 810 810
BlueScope Steel, Ltd. JPMorgan Chase USD 2,414 OBFR + 0.350%
(1)
05/24/27 — 99 99
Bombardier, Inc. JPMorgan Chase USD 1,168 OBFR + 0.300%
(1)
06/08/27 — 54 54
Booking Holdings, Inc. JPMorgan Chase USD 474 OBFR + 0.300%
(1)
06/08/27 — 36 36
BP PLC JPMorgan Chase USD 3,019 OBFR + 0.300%
(1)
03/02/27 — 542 542
Brambles, Ltd. JPMorgan Chase USD 2,988 OBFR + 0.350%
(1)
03/02/27 — 79 79
Brenntag SE JPMorgan Chase USD 1,708 OBFR - 0.300%
(1)
06/30/27 — (235) (235)
Broadcom, Inc. JPMorgan Chase USD 39 OBFR + 0.300%
(1)
03/10/27 — 1 1
Brookfield Renewable Corp. JPMorgan Chase USD 445 OBFR + 0.300%
(1)
04/12/27 — (50) (50)
Brown & Brown, Inc. JPMorgan Chase USD 1,967 OBFR - 0.200%
(1)
04/19/27 — (171) (171)
Bruker Corp. JPMorgan Chase USD 2,538 OBFR - 0.200%
(1)
07/02/27 — (106) (106)
Cameco Corp. JPMorgan Chase USD 836 OBFR + 0.300%
(1)
04/12/27 — (150) (150)
Camtek , Ltd. JPMorgan Chase USD 1,459 OBFR - 1.380%
(1)
06/08/27 — 338 338
Canadian Imperial Bank of
Commerce JPMorgan Chase USD 302 OBFR + 0.300%
(1)
08/23/27 — 1 1
Canadian Natural Resources,
Ltd. JPMorgan Chase USD 1,308 OBFR + 0.300%
(1)
04/13/27 — 223 223
Capgemini SE JPMorgan Chase USD 2,111 OBFR + 0.300%
(1)
06/09/27 — 328 328
Capital One Financial Corp. JPMorgan Chase USD 1,302 OBFR + 0.300%
(1)
06/08/27 — 52 52
Cardinal Health, Inc. JPMorgan Chase USD 2,309 OBFR + 0.300%
(1)
06/08/27 — (76) (76)
Carlisle Cos., Inc. JPMorgan Chase USD 2,390 OBFR - 0.200%
(1)
04/19/27 — 20 20
CDW Corp. JPMorgan Chase USD 2,466 OBFR - 0.200%
(1)
08/23/27 — (288) (288)
Celsius Holdings, Inc. JPMorgan Chase USD 1,449 OBFR - 0.200%
(1)
04/19/27 — 13 13
CF Industries Holdings, Inc. JPMorgan Chase USD 2,225 OBFR + 0.300%
(1)
06/08/27 — 301 301
Chiba Bank, Ltd. JPMorgan Chase USD 1,164 OBFR - 0.300%
(1)
06/09/27 — (81) (81)
Cie Financiere Richemont SA JPMorgan Chase USD 6,221 OBFR + 0.300%
(1)
03/02/27 — 134 134
Cintas Corp. JPMorgan Chase USD 1,719 OBFR + 0.300%
(1)
06/08/27 — 290 290
Clorox Company JPMorgan Chase USD 2,678 OBFR -
0.200%
(1)
06/08/27 — (1) (1)
Coca-Cola Consolidated, Inc. JPMorgan Chase USD 1,917 OBFR + 0.300%
(1)
06/08/27 — (31) (31)
Cognizant Technology Solutions JPMorgan Chase USD 3,170 OBFR - 0.200%
(1)
06/08/27 — (947) (947)
Constellation Energy JPMorgan Chase USD 890 OBFR - 0.200%
(1)
06/08/27 — (49) (49)
Continental AG JPMorgan Chase USD 2,634 OBFR - 0.300%
(1)
04/20/27 — (9) (9)
Corpay , Inc. JPMorgan Chase USD 575 OBFR - 0.200%
(1)
06/08/27 — (74) (74)
Corteva, Inc. JPMorgan Chase USD 2,152 OBFR - 0.200%
(1)
06/08/27 — 165 165
CoStar Group, Inc. JPMorgan Chase USD 1,089 OBFR - 0.200%
(1)
06/08/27 — (17) (17)
Costco Wholesale Corp. JPMorgan Chase USD 386 OBFR + 0.300%
(1)
06/08/27 — 7 7
CrowdStrike Holdings, Inc. JPMorgan Chase USD 5,259 OBFR + 0.300%
(1)
06/08/27 — 223 223
CVC Capital Partners PLC JPMorgan Chase USD 1,692 OBFR - 0.300%
(1)
06/09/27 — (222) (222)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Equity Fund
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
Dai Nippon Printing Co., Ltd. JPMorgan Chase USD 2,921 OBFR + 0.250%
(1)
05/07/27 — (2) (2)
Daifuku Co., Ltd. JPMorgan Chase USD 1,114 OBFR - 0.300%
(1)
07/12/27 — 180 180
Daikin Industries, Ltd. JPMorgan Chase USD 1,261 OBFR - 0.300%
(1)
06/09/27 — 62 62
Daiwa House Industry Co., Ltd. JPMorgan Chase USD 974 OBFR + 0.250%
(1)
07/26/27 — 71 71
Danske Bank A/S JPMorgan Chase USD 3,530 OBFR + 0.300%
(1)
06/09/27 — 245 245
Dassault Aviation SA JPMorgan Chase USD 1,814 OBFR + 0.300%
(1)
06/09/27 — 84 84
Davide Campari-Milano NV JPMorgan Chase USD 947 OBFR - 0.300%
(1)
04/20/27 — (78) (78)
Deckers Outdoor Corp. JPMorgan Chase USD 2,325 OBFR + 0.300%
(1)
06/08/27 — (58) (58)
Deere & Co. JPMorgan Chase USD 1,558 OBFR - 0.200%
(1)
06/08/27 — 110 110
Demant A/S JPMorgan Chase USD 1,736 OBFR - 1.650%
(1)
04/14/27 — (93) (93)
Denso Corp. JPMorgan Chase USD 3,006 OBFR + 0.250%
(1)
04/13/27 — 185 185
Deutsche Telekom AG JPMorgan Chase USD 5,420 OBFR + 0.300%
(1)
04/07/27 — 590 590
DexCom , Inc. JPMorgan Chase USD 3,458 OBFR + 0.300%
(1)
06/08/27 — 667 667
Dick's Sporting Goods, Inc. JPMorgan Chase USD 2,063 OBFR - 0.200%
(1)
07/09/27 — 341 341
Dollar General Corp. JPMorgan Chase USD 4,968 OBFR + 0.300%
(1)
06/08/27 — 467 467
DoorDash , Inc. JPMorgan Chase USD 2,765 OBFR - 0.200%
(1)
04/19/27 — (161) (161)
Dow, Inc. JPMorgan Chase USD 3,528 OBFR + 0.300%
(1)
06/08/27 — 341 341
DSM- Firmenich AG JPMorgan Chase USD 985 OBFR - 0.300%
(1)
07/06/27 — (129) (129)
Dynatrace, Inc. JPMorgan Chase USD 381 OBFR + 0.300%
(1)
06/08/27 — 4 4
East Japan Railway Co. JPMorgan Chase USD 1,504 OBFR - 0.300%
(1)
07/20/27 — (143) (143)
Eaton Corp. PLC JPMorgan Chase USD 1,461 OBFR - 0.200%
(1)
06/08/27 — 38 38
Ebara Corp. JPMorgan Chase USD 1,432 OBFR - 0.300%
(1)
06/09/27 — 190 190
Edison International JPMorgan Chase USD 945 OBFR + 0.300%
(1)
06/08/27 — (14) (14)
EDP SA JPMorgan Chase USD 460 OBFR + 0.300%
(1)
08/31/27 — (4) (4)
Eiffage SA JPMorgan Chase USD 3,644 OBFR + 0.300%
(1)
04/13/27 — (133) (133)
Elbit Systems, Ltd. JPMorgan Chase USD 527 OBFR + 0.800%
(1)
08/17/27 — 46 46
Element Solutions, Inc. JPMorgan Chase USD 1,914 OBFR - 0.200%
(1)
06/08/27 — 565 565
Elisa Oyj JPMorgan Chase USD 594 OBFR - 0.300%
(1)
08/31/27 — (16) (16)
Enbridge, Inc. JPMorgan Chase USD 256 OBFR + 0.300%
(1)
04/12/27 — 1 1
EnerSys JPMorgan Chase USD 1,284 OBFR + 0.300%
(1)
06/08/27 — (330) (330)
Ensign Group, Inc. JPMorgan Chase USD 2,335 OBFR - 0.200%
(1)
06/08/27 — (231) (231)
Entegris , Inc. JPMorgan Chase USD 1,864 OBFR - 0.200%
(1)
04/19/27 — 935 935
Epiroc AB JPMorgan Chase USD 899 OBFR + 0.300%
(1)
04/07/27 — (52) (52)
EQT AB JPMorgan Chase USD 1,512 OBFR - 0.400%
(1)
06/09/27 — (253) (253)
EQT Corp. JPMorgan Chase USD 2,028 OBFR + 0.300%
(1)
06/08/27 — 5 5
Erie Indemnity Company JPMorgan Chase USD 1,871 OBFR - 0.200%
(1)
06/08/27 — (13) (13)
Eurofins Scientific JPMorgan Chase USD 1,057 OBFR - 0.300%
(1)
06/09/27 — (4) (4)
Everest Group, Ltd. JPMorgan Chase USD 3,217 OBFR + 0.300%
(1)
06/08/27 — 145 145
Exor NV JPMorgan Chase USD 612 OBFR - 0.300%
(1)
07/06/27 — (30) (30)
Expand Energy Corp. JPMorgan Chase USD 3,203 OBFR + 0.300%
(1)
06/08/27 — 97 97
Expedia Group, Inc. JPMorgan Chase USD 1,599 OBFR + 0.300%
(1)
06/08/27 — 211 211
FedEx Corp. JPMorgan Chase USD 566 OBFR + 0.300%
(1)
06/08/27 — (11) (11)
Ferguson Enterprises, Inc. JPMorgan Chase USD 1,735 OBFR + 0.300%
(1)
06/08/27 — (22) (22)
Ferrari NV JPMorgan Chase USD 2,680 OBFR - 0.300%
(1)
06/30/27 — (147) (147)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 71
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
Fidelity National Financial JPMorgan Chase USD 2,010 OBFR + 0.300%
(1)
06/08/27 — 173 173
Finning International, Inc. JPMorgan Chase USD 835 OBFR + 0.300%
(1)
04/19/27 — (54) (54)
Flowserve Corp. JPMorgan Chase USD 2,388 OBFR - 0.200%
(1)
06/08/27 — (57) (57)
Fresenius Medical Care AG JPMorgan Chase USD 1,962 OBFR + 0.300%
(1)
04/13/27 — 230 230
Fresenius SE & Co. KGaA JPMorgan Chase USD 5,748 OBFR + 0.300%
(1)
06/09/27 — 630 630
Fuji Electric Co., Ltd. JPMorgan Chase USD 824 OBFR + 0.250%
(1)
07/12/27 — 41 41
Fujitsu, Ltd. JPMorgan Chase USD 3,450 OBFR + 0.250%
(1)
05/07/27 — 469 469
Galderma Group AG JPMorgan Chase USD 1,977 OBFR + 0.300%
(1)
07/12/27 — (94) (94)
Games Workshop Group PLC JPMorgan Chase USD 1,349 OBFR + 0.300%
(1)
07/12/27 — (142) (142)
GameStop Corp. JPMorgan Chase USD 2,289 OBFR - 0.200%
(1)
06/08/27 — 40 40
Gartner, Inc. JPMorgan Chase USD 2,541 OBFR - 0.200%
(1)
07/23/27 — (357) (357)
GE Vernova , Inc. JPMorgan Chase USD 1,996 OBFR + 0.300%
(1)
06/08/27 — (372) (372)
Generac Holdings, Inc. JPMorgan Chase USD 2,186 OBFR + 0.300%
(1)
06/08/27 — (1,061) (1,061)
General Electric Co. JPMorgan Chase USD 991 OBFR + 0.300%
(1)
06/08/27 — (38) (38)
General Motors Co. JPMorgan Chase USD 5,366 OBFR + 0.300%
(1)
06/08/27 — 711 711
Genuine Parts Co. JPMorgan Chase USD 876 OBFR - 0.200%
(1)
06/08/27 — (45) (45)
Gildan Activewear, Inc. JPMorgan Chase USD 488 OBFR - 0.300%
(1)
07/23/27 — (34) (34)
Glencore PLC JPMorgan Chase USD 871 OBFR + 0.300%
(1)
09/01/27 — 29 29
Grab Holdings, Ltd. JPMorgan Chase USD 2,655 OBFR - 0.200%
(1)
06/08/27 — 171 171
Halozyme Therapeutics, Inc. JPMorgan Chase USD 1,324 OBFR - 0.200%
(1)
05/14/27 — (69) (69)
HEICO Corp. JPMorgan Chase USD 3,017 OBFR - 0.200%
(1)
06/08/27 — 1 1
Henry Schein, Inc. JPMorgan Chase USD 2,730 OBFR - 0.200%
(1)
06/08/27 — (68) (68)
Hensoldt AG JPMorgan Chase USD 2,475 OBFR - 1.300%
(1)
07/12/27 — (378) (378)
Hewlett Packard Enterprise JPMorgan Chase USD 509 OBFR + 0.300%
(1)
06/08/27 — 30 30
Honeywell International, Inc. JPMorgan Chase USD 970 OBFR - 0.200%
(1)
06/08/27 — (76) (76)
HP, Inc. JPMorgan Chase USD 761 OBFR - 0.200%
(1)
06/08/27 — (149) (149)
IAMGOLD Corp. JPMorgan Chase USD 300 OBFR + 0.300%
(1)
06/08/27 — (36) (36)
IDEXX Laboratories, Inc. JPMorgan Chase USD 1,446 OBFR + 0.300%
(1)
06/08/27 — 84 84
Illumina, Inc. JPMorgan Chase USD 3,193 OBFR - 0.200%
(1)
06/08/27 — (456) (456)
Imperial Brands PLC JPMorgan Chase USD 4,684 OBFR + 0.300%
(1)
04/13/27 — 115 115
Indra Sistemas SA JPMorgan Chase USD 1,362 OBFR - 0.300%
(1)
06/09/27 — (225) (225)
Infrastrutture Wireless Italiane JPMorgan Chase USD 889 OBFR - 0.900%
(1)
06/09/27 — (49) (49)
Ingersoll Rand, Inc. JPMorgan Chase USD 2,537 OBFR - 0.200%
(1)
06/08/27 — (44) (44)
Inpost SA JPMorgan Chase USD 1,689 OBFR - 0.300%
(1)
04/14/27 — (20) (20)
Insulet Corp. JPMorgan Chase USD 3,000 OBFR + 0.300%
(1)
06/08/27 — 238 238
International Business Machines JPMorgan Chase USD 1,174 OBFR - 0.200%
(1)
06/08/27 — 302 302
International Flavors &
Fragrances JPMorgan Chase USD 2,653 OBFR - 0.200%
(1)
06/29/27 — 4 4
International Paper Co. JPMorgan Chase USD 2,906 OBFR + 0.300%
(1)
06/08/27 — 194 194
Intertek Group PLC JPMorgan Chase USD 2,532 OBFR - 0.300%
(1)
08/17/27 — (33) (33)
Ionis Pharmaceuticals, Inc. JPMorgan Chase USD 1,518 OBFR + 0.300%
(1)
06/08/27 — (807) (807)
ITT, Inc. JPMorgan Chase USD 2,065 OBFR - 0.200%
(1)
08/23/27 — (40) (40)
Jack Henry & Associates, Inc. JPMorgan Chase USD 1,689 OBFR - 0.200%
(1)
04/13/27 — (179) (179)
Japan Exchange Group, Inc. JPMorgan Chase USD 932 OBFR - 0.300%
(1)
08/17/27 — (6) (6)
Jefferies Financial Group, Inc. JPMorgan Chase USD 3,090 OBFR + 0.300%
(1)
06/08/27 — 261 261

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Equity Fund
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
Joby Aviation, Inc. JPMorgan Chase USD 1,567 OBFR - 0.380%
(1)
04/13/27 — 389 389
Kajima Corp. JPMorgan Chase USD 2,768 OBFR + 0.250%
(1)
04/14/27 — (195) (195)
Kenvue , Inc. JPMorgan Chase USD 2,260 OBFR + 0.300%
(1)
06/08/27 — 15 15
Kering JPMorgan Chase USD 2,852 OBFR - 0.300%
(1)
06/09/27 — (423) (423)
Kesko Oyj JPMorgan Chase USD 988 OBFR - 0.300%
(1)
06/09/27 — (104) (104)
Keurig Dr Pepper, Inc. JPMorgan Chase USD 2,566 OBFR - 0.200%
(1)
06/08/27 — 130 130
Kikkoman Corp. JPMorgan Chase USD 1,653 OBFR - 0.300%
(1)
06/09/27 — (7) (7)
Kinross Gold Corp. JPMorgan Chase USD 1,054 OBFR + 0.300%
(1)
04/06/27 — (27) (27)
Kioxia Holdings Corp. JPMorgan Chase USD 1,894 OBFR + 0.250%
(1)
07/06/27 — (1,864) (1,864)
Kongsberg Gruppen ASA JPMorgan Chase USD 2,527 OBFR - 0.400%
(1)
06/09/27 — (81) (81)
Koninklijke Ahold Delhaize NV JPMorgan Chase USD 4,217 OBFR + 0.300%
(1)
06/01/27 — (85) (85)
Koninklijke Philips NV JPMorgan Chase USD 1,140 OBFR + 0.300%
(1)
06/09/27 — (36) (36)
Kratos Defense & Security
Solutions, Inc. JPMorgan Chase USD 2,018 OBFR - 0.200%
(1)
04/19/27 — 147 147
Kroger Co. JPMorgan Chase USD 585 OBFR - 0.200%
(1)
08/16/27 — 18 18
Krystal Biotech, Inc. JPMorgan Chase USD 1,317 OBFR - 0.200%
(1)
06/08/27 — 118 118
Labcorp Holdings, Inc. JPMorgan Chase USD 2,956 OBFR - 0.200%
(1)
04/19/27 — (278) (278)
Las Vegas Sands Corp. JPMorgan Chase USD 308 OBFR + 0.300%
(1)
06/08/27 — 17 17
Lasertec Corp. JPMorgan Chase USD 854 OBFR - 0.300%
(1)
07/20/27 — 279 279
Leonardo SpA JPMorgan Chase USD 5,250 OBFR + 0.300%
(1)
04/13/27 — 817 817
Logitech International SA JPMorgan Chase USD 4,624 OBFR + 0.300%
(1)
04/07/27 — 354 354
Lowe's Cos., Inc. JPMorgan Chase USD 507 OBFR - 0.200%
(1)
04/19/27 — 31 31
Lululemon Athletica, Inc. JPMorgan Chase USD 384 OBFR + 0.300%
(1)
06/08/27 — 15 15
LyondellBasell Industries JPMorgan Chase USD 409 OBFR + 0.300%
(1)
06/08/27 — 62 62
M3, Inc. JPMorgan Chase USD 2,448 OBFR + 0.250%
(1)
06/09/27 — (1) (1)
Mapfre SA JPMorgan Chase USD 1,370 OBFR + 0.300%
(1)
06/09/27 — 45 45
McCormick & Co., Inc./MD JPMorgan Chase USD 2,640 OBFR - 0.200%
(1)
05/10/27 — (23) (23)
Medline, Inc. JPMorgan Chase USD 2,156 OBFR - 0.200%
(1)
06/08/27 — 15 15
MercadoLibre , Inc. JPMorgan Chase USD 3,401 OBFR + 0.300%
(1)
06/08/27 — 327 327
Merck KGaA JPMorgan Chase USD 367 OBFR + 0.300%
(1)
08/17/27 — 13 13
MetLife, Inc. JPMorgan Chase USD 611 OBFR + 0.300%
(1)
06/08/27 — 73 73
MGM Resorts International JPMorgan Chase USD 2,690 OBFR - 0.200%
(1)
06/08/27 — 193 193
Michelin JPMorgan Chase USD 1,189 OBFR - 0.300%
(1)
06/23/27 — (53) (53)
Microsoft Corp. JPMorgan Chase USD 875 OBFR + 0.300%
(1)
03/05/27 — 173 173
Mitsubishi Corp. JPMorgan Chase USD 2,982 OBFR + 0.250%
(1)
08/10/27 — 260 260
Mitsubishi Electric Corp. JPMorgan Chase USD 3,138 OBFR + 0.250%
(1)
04/07/27 — 21 21
Mitsubishi UFJ Financial Group JPMorgan Chase USD 359 OBFR + 0.250%
(1)
08/31/27 — (13) (13)
Mitsui & Co., Ltd. JPMorgan Chase USD 614 OBFR + 0.250%
(1)
08/17/27 — 50 50
Mitsui Fudosan Co., Ltd. JPMorgan Chase USD 1,192 OBFR + 0.250%
(1)
04/13/27 — 59 59
Monolithic Power Systems, Inc. JPMorgan Chase USD 2,216 OBFR - 0.200%
(1)
04/19/27 — (70) (70)
Monster Beverage Corp. JPMorgan Chase USD 5,716 OBFR + 0.300%
(1)
06/08/27 — 15 15
Moog, Inc. JPMorgan Chase USD 5,420 OBFR + 0.300%
(1)
06/08/27 — (473) (473)
Motorola Solutions, Inc. JPMorgan Chase USD 2,136 OBFR - 0.200%
(1)
06/08/27 — (99) (99)
MSCI, Inc. JPMorgan Chase USD 1,329 OBFR - 0.200%
(1)
07/09/27 — (1) (1)
MTR Corp. JPMorgan Chase USD 1,192 OBFR - 0.350%
(1)
06/10/27 — (95) (95)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 73
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
Naturgy Energy Group SA JPMorgan Chase USD 2,953 OBFR + 0.300%
(1)
06/09/27 — 177 177
NextDC , Ltd. JPMorgan Chase USD 1,295 OBFR - 0.350%
(1)
06/30/27 — 82 82
Nibe Industrier AB JPMorgan Chase USD 2,181 OBFR - 0.400%
(1)
06/09/27 — (157) (157)
Nippon Paint Holdings Co., Ltd. JPMorgan Chase USD 1,688 OBFR - 0.300%
(1)
06/30/27 — (194) (194)
Nippon Steel Corp. JPMorgan Chase USD 1,568 OBFR - 0.300%
(1)
06/23/27 — (294) (294)
Nissan Motor Co., Ltd. JPMorgan Chase USD 1,399 OBFR - 0.300%
(1)
06/09/27 — (178) (178)
Niterra Co., Ltd. JPMorgan Chase USD 1,449 OBFR - 0.300%
(1)
05/07/27 — 187 187
NN Group NV JPMorgan Chase USD 3,187 OBFR + 0.300%
(1)
04/13/27 — 218 218
Nokia Oyj JPMorgan Chase USD 1,374 OBFR + 0.300%
(1)
04/13/27 — (167) (167)
Nomura Research Institute, Inc. JPMorgan Chase USD 347 OBFR - 0.300%
(1)
08/31/27 — 26 26
Nordea Bank Abp JPMorgan Chase USD 2,995 OBFR + 0.300%
(1)
04/13/27 — 181 181
NVIDIA Corp. JPMorgan Chase USD 387 OBFR + 0.300%
(1)
03/01/27 — 1 1
Obic Co., Ltd. JPMorgan Chase USD 2,970 OBFR + 0.250%
(1)
04/20/27 — 489 489
Okta, Inc. JPMorgan Chase USD 2,975 OBFR - 0.200%
(1)
06/08/27 — (115) (115)
ON Semiconductor JPMorgan Chase USD 1,788 OBFR - 0.200%
(1)
06/08/27 — 284 284
ONEOK, Inc. JPMorgan Chase USD 1,342 OBFR - 0.200%
(1)
04/19/27 — (57) (57)
Onto Innovation, Inc. JPMorgan Chase USD 2,159 OBFR - 0.200%
(1)
08/16/27 — 326 326
Oriental Land Co., Ltd. JPMorgan Chase USD 3,929 OBFR + 0.250%
(1)
06/09/27 — 899 899
Otis Worldwide Corp. JPMorgan Chase USD 3,798 OBFR + 0.300%
(1)
06/08/27 — 18 18
Otsuka Holdings Co., Ltd. JPMorgan Chase USD 1,379 OBFR - 0.300%
(1)
08/10/27 — 10 10
Ovintiv , Inc. JPMorgan Chase USD 357 OBFR - 0.300%
(1)
07/09/27 — (56) (56)
Ovintiv , Inc. JPMorgan Chase USD 773 OBFR - 0.200%
(1)
08/16/27 — (71) (71)
Owens Corning JPMorgan Chase USD 2,504 OBFR - 0.200%
(1)
04/19/27 — 362 362
Palo Alto Networks, Inc. JPMorgan Chase USD 1,246 OBFR - 0.200%
(1)
06/08/27 — 35 35
Paramount Skydance JPMorgan Chase USD 1,682 OBFR - 0.880%
(1)
06/08/27 — 403 403
Paychex, Inc. JPMorgan Chase USD 1,391 OBFR - 0.200%
(1)
06/08/27 — (220) (220)
PayPal Holdings, Inc. JPMorgan Chase USD 1,518 OBFR + 0.300%
(1)
06/08/27 — 372 372
Penumbra, Inc. JPMorgan Chase USD 417 OBFR - 1.255%
(1)
08/09/27 — (4) (4)
Pfizer, Inc. JPMorgan Chase USD 4,927 OBFR + 0.300%
(1)
06/08/27 — 183 183
PLS Group, Ltd. JPMorgan Chase USD 2,742 OBFR + 0.350%
(1)
04/20/27 — (268) (268)
Porsche Automobil Holding SE JPMorgan Chase USD 573 OBFR + 0.300%
(1)
04/13/27 — 40 40
PPG Industries, Inc. JPMorgan Chase USD 2,410 OBFR - 0.200%
(1)
06/08/27 — 237 237
Procore Technologies, Inc. JPMorgan Chase USD 2,036 OBFR - 0.200%
(1)
04/13/27 — (526) (526)
Publicis Groupe JPMorgan Chase USD 5,228 OBFR + 0.300%
(1)
06/09/27 — 375 375
Qiagen NV JPMorgan Chase USD 1,753 OBFR - 0.200%
(1)
08/09/27 — (76) (76)
Quest Diagnostics, Inc. JPMorgan Chase USD 3,028 OBFR - 0.200%
(1)
06/08/27 — (273) (273)
Raiffeisen Bank International AG JPMorgan Chase USD 556 OBFR + 0.300%
(1)
04/13/27 — 39 39
Rambus, Inc. JPMorgan Chase USD 1,480 OBFR - 0.200%
(1)
06/22/27 — 668 668
REA Group, Ltd. JPMorgan Chase USD 1,539 OBFR + 0.350%
(1)
07/26/27 — 225 225
Reckitt Benckiser Group PLC JPMorgan Chase USD 2,056 OBFR + 0.300%
(1)
08/17/27 — 86 86
Recruit Holdings Co., Ltd. JPMorgan Chase USD 1,171 OBFR - 0.300%
(1)
06/09/27 — (131) (131)
RELX PLC JPMorgan Chase USD 4,184 OBFR + 0.300%
(1)
04/14/27 — 456 456
Renault SA JPMorgan Chase USD 3,971 OBFR + 0.300%
(1)
06/09/27 — 355 355
Rentokil Initial PLC JPMorgan Chase USD 1,939 OBFR - 0.300%
(1)
06/09/27 — 429 429

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Global Equity Fund
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
Repligen Corp. JPMorgan Chase USD 2,271 OBFR - 0.200%
(1)
08/09/27 — (12) (12)
Repsol SA JPMorgan Chase USD 396 OBFR + 0.300%
(1)
08/31/27 — 28 28
Resona Holdings, Inc. JPMorgan Chase USD 880 OBFR - 0.300%
(1)
07/06/27 — (47) (47)
Restaurant Brands International JPMorgan Chase USD 2,211 OBFR - 0.200%
(1)
06/08/27 — (44) (44)
Rheinmetall AG JPMorgan Chase USD 1,427 OBFR - 0.300%
(1)
06/30/27 — (199) (199)
Rivian Automotive, Inc. JPMorgan Chase USD 2,648 OBFR - 0.200%
(1)
04/13/27 — 385 385
Robinhood Markets, Inc. JPMorgan Chase USD 626 OBFR - 0.200%
(1)
08/30/27 — 62 62
Roblox Corp. JPMorgan Chase USD 2,277 OBFR + 0.300%
(1)
06/08/27 — (1,201) (1,201)
Roche Holding AG JPMorgan Chase USD 1,105 OBFR + 0.300%
(1)
04/13/27 — 58 58
Rocket Lab Corp. JPMorgan Chase USD 2,227 OBFR - 0.200%
(1)
04/19/27 — 491 491
Rolls-Royce Holdings PLC JPMorgan Chase USD 6,686 OBFR + 0.307%
(1)
05/17/27 — 226 226
Roper Technologies, Inc. JPMorgan Chase USD 2,630 OBFR - 0.200%
(1)
06/08/27 — (354) (354)
Ross Stores, Inc. JPMorgan Chase USD 5,215 OBFR + 0.300%
(1)
06/08/27 — 794 794
Royal Bank of Canada JPMorgan Chase USD 1,497 OBFR + 0.300%
(1)
03/01/27 — 18 18
Royal Caribbean Group JPMorgan Chase USD 606 OBFR - 0.200%
(1)
07/02/27 — (1) (1)
Saipem SpA JPMorgan Chase USD 1,676 OBFR - 0.300%
(1)
05/04/27 — 65 65
Salesforce, Inc. JPMorgan Chase USD 1,860 OBFR - 0.200%
(1)
06/08/27 — (277) (277)
Samsara, Inc. JPMorgan Chase USD 2,312 OBFR - 0.200%
(1)
06/08/27 — (290) (290)
Sandvik AB JPMorgan Chase USD 4,647 OBFR + 0.300%
(1)
08/31/27 — 128 128
Sanrio Co., Ltd. JPMorgan Chase USD 2,028 OBFR - 0.300%
(1)
06/09/27 — (309) (309)
Santos, Ltd. JPMorgan Chase USD 3,301 OBFR + 0.350%
(1)
04/07/27 — 350 350
Schaeffler AG JPMorgan Chase USD 712 OBFR - 0.300%
(1)
06/09/27 — 131 131
Schlumberger, Ltd. JPMorgan Chase USD 1,173 OBFR - 0.200%
(1)
06/08/27 — (73) (73)
Scout24 SE JPMorgan Chase USD 3,041 OBFR + 0.300%
(1)
06/09/27 — 109 109
ServiceNow, Inc. JPMorgan Chase USD 1,890 OBFR - 0.200%
(1)
08/30/27 — (91) (91)
SGS SA JPMorgan Chase USD 2,610 OBFR - 0.350%
(1)
06/09/27 — (50) (50)
SharkNinja , Inc. JPMorgan Chase USD 2,667 OBFR - 0.200%
(1)
06/29/27 — (180) (180)
Siemens Energy AG JPMorgan Chase USD 5,327 OBFR + 0.300%
(1)
04/13/27 — (573) (573)
Sigma Healthcare, Ltd. JPMorgan Chase USD 1,661 OBFR - 0.350%
(1)
06/09/27 — (144) (144)
Singapore Technologies
Engineering, Ltd. JPMorgan Chase USD 3,614 OBFR + 0.500%
(1)
05/11/27 — (113) (113)
Snowflake, Inc. JPMorgan Chase USD 7,448 OBFR + 0.300%
(1)
06/08/27 — 985 985
Societe Generale SA JPMorgan Chase USD 1,443 OBFR + 0.300%
(1)
04/13/27 — 84 84
Sodexo SA JPMorgan Chase USD 1,621 OBFR - 0.300%
(1)
05/24/27 — (196) (196)
SoftBank Corp. JPMorgan Chase USD 2,801 OBFR + 0.250%
(1)
03/02/27 — 243 243
Solstice Advanced Materials JPMorgan Chase USD 379 OBFR + 0.300%
(1)
06/08/27 — (179) (179)
Solventum Corp. JPMorgan Chase USD 3,036 OBFR - 0.200%
(1)
06/08/27 — (293) (293)
Somnigroup International, Inc. JPMorgan Chase USD 2,390 OBFR - 0.200%
(1)
05/10/27 — 478 478
Sony Group Corp. JPMorgan Chase USD 3,642 OBFR + 0.250%
(1)
03/11/27 — 499 499
South32, Ltd. JPMorgan Chase USD 2,838 OBFR - 0.350%
(1)
08/10/27 — (318) (318)
Starbucks Corp. JPMorgan Chase USD 1,673 OBFR - 0.200%
(1)
04/19/27 — (49) (49)
Steel Dynamics, Inc. JPMorgan Chase USD 620 OBFR - 0.200%
(1)
06/08/27 — (54) (54)
Stifel Financial Corp. JPMorgan Chase USD 734 OBFR + 0.300%
(1)
06/08/27 — 116 116
Subsea 7 SA JPMorgan Chase USD 1,799 OBFR + 0.300%
(1)
04/07/27 — (41) (41)
Sumitomo Electric Industries JPMorgan Chase USD 1,143 OBFR + 0.250%
(1)
08/17/27 — (59) (59)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 75
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
Sumitomo Mitsui Financial
Group, Inc. JPMorgan Chase USD 2,962 OBFR + 0.250%
(1)
03/08/27 — 264 264
Summit Therapeutics, Inc. JPMorgan Chase USD 778 OBFR - 0.505%
(1)
08/09/27 — 164 164
Suntory Beverage & Food, Ltd. JPMorgan Chase USD 1,892 OBFR + 0.250%
(1)
06/09/27 — 77 77
Swiss Prime Site JPMorgan Chase USD 1,221 OBFR - 0.350%
(1)
06/09/27 — 2 2
TDK Corporation JPMorgan Chase USD 3,238 OBFR + 0.250%
(1)
06/09/27 — (392) (392)
Technoprobe SpA JPMorgan Chase USD 848 OBFR + 0.300%
(1)
08/17/27 — (108) (108)
Techtronic Industries Co., Ltd. JPMorgan Chase USD 2,836 OBFR - 0.350%
(1)
06/10/27 — (64) (64)
Teck Resources, Ltd. JPMorgan Chase USD 502 OBFR + 0.300%
(1)
06/08/27 — 6 6
Tesco PLC JPMorgan Chase USD 3,993 OBFR + 0.300%
(1)
07/06/27 — 302 302
Tesla, Inc. JPMorgan Chase USD 2,623 OBFR + 0.300%
(1)
06/08/27 — (922) (922)
Texas Pacific Land Corp. JPMorgan Chase USD 1,537 OBFR - 0.200%
(1)
06/08/27 — 134 134
Thales SA JPMorgan Chase USD 2,014 OBFR + 0.300%
(1)
04/13/27 — 191 191
The Estée Lauder Cos, Inc. JPMorgan Chase USD 4,492 OBFR + 0.300%
(1)
06/08/27 — 265 265
Thyssenkrupp AG JPMorgan Chase USD 947 OBFR - 0.300%
(1)
06/09/27 — (138) (138)
TJX Companies, Inc. JPMorgan Chase USD 5,397 OBFR + 0.300%
(1)
06/08/27 — 200 200
Tokyo Electron, Ltd. JPMorgan Chase USD 3,376 OBFR + 0.250%
(1)
07/20/27 — (1,019) (1,019)
Toromont Industries, Ltd. JPMorgan Chase USD 986 OBFR + 0.300%
(1)
05/03/27 — (90) (90)
Toronto-Dominion Bank (The) JPMorgan Chase USD 1,502 OBFR + 0.300%
(1)
04/12/27 — (19) (19)
TransDigm Group, Inc. JPMorgan Chase USD 2,179 OBFR - 0.200%
(1)
06/08/27 — 136 136
Trelleborg AB JPMorgan Chase USD 1,391 OBFR + 0.300%
(1)
06/09/27 — 86 86
Tyler Technologies, Inc. JPMorgan Chase USD 2,845 OBFR - 0.200%
(1)
04/19/27 — (150) (150)
Tyson Foods, Inc. JPMorgan Chase USD 2,183 OBFR + 0.300%
(1)
06/08/27 — 27 27
Unipol Assicurazioni SpA JPMorgan Chase USD 3,810 OBFR + 0.300%
(1)
04/13/27 — 412 412
US Foods Holding Corp. JPMorgan Chase USD 2,520 OBFR - 0.200%
(1)
06/08/27 — 42 42
Valero Energy Corp. JPMorgan Chase USD 2,297 OBFR + 0.300%
(1)
06/08/27 — 385 385
Vaxcyte , Inc. JPMorgan Chase USD 2,134 OBFR + 0.300%
(1)
06/08/27 — (160) (160)
Volkswagen AG JPMorgan Chase USD 4,285 OBFR + 0.300%
(1)
04/13/27 — 292 292
Waters Corp. JPMorgan Chase USD 2,514 OBFR - 0.200%
(1)
06/29/27 — (14) (14)
Western Alliance Bancorp JPMorgan Chase USD 2,921 OBFR + 0.300%
(1)
06/08/27 — (62) (62)
WH Group, Ltd. JPMorgan Chase USD 2,533 OBFR + 0.400%
(1)
04/20/27 — 50 50
Willis Towers Watson PLC JPMorgan Chase USD 1,693 OBFR - 0.200%
(1)
08/30/27 — (167) (167)
Wolters Kluwer NV JPMorgan Chase USD 5,510 OBFR + 0.300%
(1)
04/20/27 — 953 953
Workday, Inc. JPMorgan Chase USD 3,087 OBFR - 0.200%
(1)
06/22/27 — (720) (720)
Wynn Resorts, Ltd. JPMorgan Chase USD 2,129 OBFR - 0.200%
(1)
06/08/27 — (49) (49)
Yaskawa Electric Corp. JPMorgan Chase USD 397 OBFR + 0.250%
(1)
06/09/27 — (179) (179)
Yum! Brands, Inc. JPMorgan Chase USD 2,273 OBFR - 0.200%
(1)
06/08/27 — 100 100
Zebra Technologies Corp. JPMorgan Chase USD 2,749 OBFR - 0.200%
(1)
06/08/27 — (284) (284)
Zscaler, Inc. JPMorgan Chase USD 5,006 OBFR + 0.300%
(1)
06/08/27 — 333 333
Total Open Total Return Swap Contracts (å) — 6,862 6,862

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 5,702 $ — $ — $ 5,702
Austria — 11,556 — — 11,556
Belgium — 6,300 — — 6,300
Brazil 31,693 — — — 31,693
Canada 47,385 — — — 47,385
China 18,825 37,703 — — 56,528
Denmark — 16,740 — — 16,740
Finland — 7,597 — — 7,597
France — 154,383 — — 154,383
Germany — 85,840 — — 85,840
Hong Kong — 32,609 — — 32,609
India 11,026 — — — 11,026
Indonesia — 2,658 — — 2,658
Ireland 4,965 14,999 — — 19,964
Italy 3,586 47,216 — — 50,802
Japan — 210,237 — — 210,237
Luxembourg — 1,005 — — 1,005
Mexico 7,186 — — — 7,186
Netherlands 944 94,836 — — 95,780
Norway — 1,795 — — 1,795
Russia — — — — —
Singapore 2,581 13,263 — — 15,844
South Africa — 10,620 — — 10,620
South Korea 3,970 68,466 — — 72,436
Spain — 3,373 — — 3,373
Sweden — 11,208 — — 11,208
Switzerland 1,364 48,299 — — 49,663
Taiwan 90,693 21,894 — — 112,587
Thailand — 12,982 — — 12,982
Turkey — 344 — — 344
United Kingdom 7,811 207,377 — — 215,188
United States 2,077,698 119,518 — — 2,197,216
Preferred Stocks — 10,120 — — 10,120
Short-Term Investments — — — 145,474 145,474
Total Investments 2,309,727 1,258,640 — 145,474 3,713,841
Other Financial Instruments
Assets
Futures Contracts 16,241 — — — 16,241
Foreign Currency Exchange Contracts 87 3,072 — — 3,159
Total Return Swap Contracts — 38,837 — — 38,837

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 77
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (9,192) — — — (9,192)
Foreign Currency Exchange Contracts (462) (988) — — (1,450)
Total Return Swap Contracts — (31,975) — — (31,975)
Total Other Financial Instruments
*
$ 6,674 $ 8,946 $ — $ — $ 15,620
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 385,399 9 .8
Consumer Staples ............................................................................... 179,301 4 .6
Energy ................................................................................................ 146,308 3 .7
Financial Services .............................................................................. 733,672 18 .6
Health Care ........................................................................................ 388,158 9 .9
Materials and Processing ................................................................... 126,990 3 .2
Producer Durables .............................................................................. 328,103 8 .3
Technology ......................................................................................... 1,222,754 31 .1
Utilities ............................................................................................... 47,562 1 .2
Preferred Stocks
Consumer Discretionary .................................................................... 4,743 0 .1
Consumer Staples ............................................................................... 5,377 0 .1
Short-Term Investments .............................................................
145,474 3 .7
Total Investments ............................................................................... 3,713,841 94 .3
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 44,170 $ 3,381,340 $ 3,280,028 $ (22) $ 14 $ 145,474 $ 5,027 $ —

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.5%
Consumer Discretionary - 9.1%
ABB, Ltd. 2,926 289
Accor SA 4,688 243
Aisin Corp. 10,100 141
Alibaba Group Holding, Ltd. 32,000 489
Amazon.com, Inc.(Æ) 9,157 2,487
Bridgestone Corp. 3,400 85
Celestica, Inc.(Æ) 350 116
Compagnie Financiere Richemont SA 407 96
Compagnie Generale des Etablissements
Michelin SCA 59,096 2,387
Comcast Corp. Class A 10,775 258
Costco Wholesale Corp. 326 310
Curtiss-Wright Corp. 151 109
Daiwa House Industry Co., Ltd. 6,800 199
Dollar General Corp. 8,062 1,024
eBay, Inc. 20,301 2,314
Expedia Group, Inc. 475 140
Ferguson Enterprises, Inc. 5,191 1,216
Ferrari NV 206 81
Ford Motor Co. 6,603 97
General Motors Co. 2,147 191
Hilton Worldwide Holdings, Inc. 333 107
Hubbell, Inc. 3,097 1,463
Industria de Diseno Textil SA 24,560 1,610
Lear Corp. 6,282 821
Lowe's Cos., Inc. 5,074 1,054
Marriott International, Inc. Class A 1,871 698
Mercedes-Benz Group AG 3,407 184
Netflix, Inc.(Æ) 4,581 328
Panasonic Holdings Corp. 3,900 103
Pandora A/S 809 102
PVH Corp. 5,453 473
Rolls-Royce Holdings PLC 9,349 186
Ross Stores, Inc. 875 220
Royal Caribbean Cruises, Ltd. 143 45
Sekisui House, Ltd. 44,900 985
Sumitomo Electric Industries, Ltd. 3,600 52
Sunonwealth Electric Machine Industry
Co., Ltd. 19,000 77
Tapestry, Inc. 610 93
Target Corp. 1,120 162
Tencent Holdings, Ltd. 5,800 352
Tesla, Inc.(Æ) 2,248 700
TJX Cos., Inc. (The) 11,046 1,738
Walmart, Inc. 2,812 313
Walt Disney Co. (The) 4,239 408
Wolters Kluwer NV 1,117 87
24,633
Consumer Staples - 3.7%
Ambev SA 171,827 542
Arca Continental SAB de CV 8,900 102
Colgate-Palmolive Co. 6,171 563
Compass Group PLC 52,341 1,662
George Weston, Ltd. 1,781 133
J Sainsbury PLC 181,089 877
Kirin Holdings Co., Ltd. 15,200 282
Kraft Heinz Co. (The) 3,375 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Loblaw Cos., Ltd. 6,174 290
L'Oreal SA 2,819 1,257
PepsiCo, Inc. 5,920 826
Procter & Gamble Co. (The) 6,742 974
Reckitt Benckiser Group PLC 10,912 770
Tyson Foods, Inc. Class A 15,650 907
Unilever PLC 10,378 668
WH Group, Ltd.(Þ) 75,500 81
10,021
Energy - 1.7%
Delta Electronics, Inc. 5,000 247
Eaton Corp. PLC 215 89
First Solar, Inc.(Æ) 3,623 764
Marathon Petroleum Corp. 395 125
NOV, Inc. 39,692 771
Schneider Electric SE 4,509 1,514
SLB, Ltd. 2,335 116
TotalEnergies SE 1,296 115
Valero Energy Corp. 328 103
Vestas Wind Systems A/S 23,296 627
4,471
Financial Services - 16.8%
AIA Group, Ltd. 170,200 1,724
Akbank TAS 37,679 50
Allstate Corp. (The) 1,572 415
Alpha Bank SA 17,096 84
American Express Co. 688 231
American Tower Corp.(ö) 2,459 426
Ameriprise Financial, Inc. 678 370
Amundi SA(Þ) 5,891 642
Aon PLC Class A 326 118
Associated Banc-Corp. 3,250 100
Banco Bilbao Vizcaya Argentaria SA 7,118 199
Banco Santander SA 27,349 386
Bank Mandiri Persero Tbk PT 248,300 58
Bank of America Corp. 13,115 812
Bank of Ireland Group PLC 37,745 789
Bank of New York Mellon Corp. (The) 5,537 866
Bank of Nova Scotia (The) 818 72
Bank Rakyat Indonesia Persero Tbk PT 1,119,600 189
Barclays PLC 46,863 323
BNP Paribas SA 4,482 568
BOC Aviation, Ltd.(Þ) 8,400 83
Brambles, Ltd. 26,885 370
CaixaBank SA 5,479 79
Capital One Financial Corp. 4,191 876
CBRE Group, Inc. Class A(Æ) 1,637 240
China Overseas Land & Investment, Ltd. 372,500 642
Chubb, Ltd. 258 90
Citigroup, Inc. 9,978 1,322
Corebridge Financial, Inc. 40,507 1,263
Credit Agricole SA 32,402 721
DBS Group Holdings, Ltd. 18,100 1,044
Emaar Development PJSC 29,385 103
Equinix, Inc.(ö) 111 113
Global Payments, Inc. 7,033 591
Globe Life, Inc. 3,340 609
Hang Lung Properties, Ltd. 77,000 72

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Host Hotels & Resorts, Inc.(ö) 8,391 211
HSBC Holdings PLC 55,444 1,189
Huaxia Bank Co., Ltd. Class A 66,400 69
ING Groep NV 68,505 2,395
Intesa Sanpaolo SpA 10,033 76
Investor AB Class B 1,946 84
Japan Post Holdings Co., Ltd. 5,800 87
Julius Baer Group, Ltd. 9,144 803
KB Financial Group, Inc. 832 98
KBC Group NV 7,747 1,117
KGI Financial Holding Co., Ltd. 118,000 112
Klepierre SA(ö) 3,443 156
Krung Thai Bank PCL - NVDR 187,700 249
Kyoto Financial Group, Inc. 3,600 100
Legal & General Group PLC 33,685 136
Lloyds Banking Group PLC 57,971 90
M&T Bank Corp. 5,883 1,449
Manulife Financial Corp. 14,213 631
Mastercard, Inc. Class A 5,456 3,127
Meritz Financial Group, Inc.(Æ) 1,070 93
MetLife, Inc. 13,096 1,259
Mitsubishi UFJ Financial Group, Inc. 49,100 1,101
Mizuho Financial Group, Inc. 1,700 88
Moody's Corp. 136 65
Morgan Stanley 390 82
Nasdaq, Inc. 1,552 146
NatWest Group PLC 39,354 373
NEPI Rockcastle NV 15,849 146
Northern Trust Corp. 7,189 1,310
ORIX Corp. 1,900 76
Oversea-Chinese Banking Corp., Ltd. 4,000 91
Ping An Insurance Group Co. of China, Ltd.
Class H 17,500 131
Progressive Corp. (The) 3,247 686
Prologis, Inc.(ö) 7,633 1,104
Prudential PLC 10,153 152
Reinsurance Group of America, Inc. 480 114
RELX PLC 16,055 566
RenaissanceRe Holdings, Ltd. 270 86
S&P Global, Inc. 487 201
Samsung Fire & Marine Insurance Co., Ltd. 181 80
Shinhan Financial Group Co., Ltd. 4,970 351
Simon Property Group, Inc.(ö) 487 112
Singapore Exchange, Ltd. 5,600 107
Societe Generale SA 2,284 214
Standard Life PLC 7,283 91
State Bank of India - GDR(Þ) 2,024 219
Sumitomo Mitsui Financial Group, Inc. 2,300 99
Swire Properties, Ltd. 35,000 107
T&D Holdings, Inc. 2,900 92
Toronto-Dominion Bank (The) 808 97
Tradeweb Markets, Inc. Class A 1,408 141
Truist Financial Corp. 1,447 75
UBS Group AG 17,328 914
UniCredit SpA 739 70
United Overseas Bank, Ltd. 4,300 146
US Bancorp 1,869 118
Ventas, Inc.(ö) 801 75
Visa, Inc. Class A 9,586 3,510
Wells Fargo & Co. 8,229 711
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Weyerhaeuser Co.(ö) 58,431 1,463
45,481
Health Care - 12.2%
AbbVie, Inc. 1,711 429
Amgen, Inc. 258 99
Argenx SE(Æ) 104 89
AstraZeneca PLC 10,944 1,868
Baxter International, Inc. 65,839 1,722
Boston Scientific Corp.(Æ) 23,223 1,085
Bristol-Myers Squibb Co. 25,101 1,639
Cardinal Health, Inc. 1,992 458
Cencora , Inc. 209 65
Cigna Group (The) 1,263 353
CVS Health Corp. 13,598 1,420
Danaher Corp. 12,737 2,484
DaVita, Inc.(Æ) 840 202
DSM- Firmenich AG 13,176 1,426
Edwards Lifesciences Corp.(Æ) 30,920 2,661
Elevance Health, Inc. 221 83
Eli Lilly & Co. 2,994 3,440
EssilorLuxottica SA 7,057 1,342
Fresenius Medical Care AG 21,028 1,078
FUJIFILM Holdings Corp. 22,900 543
Gilead Sciences, Inc. 1,226 160
GSK PLC - ADR 9,908 512
Humana, Inc. 3,122 1,136
Incyte Corp.(Æ) 1,243 149
Intuitive Surgical, Inc.(Æ) 2,604 920
Ipsen SA 1,240 239
Johnson & Johnson 2,893 742
McKesson Corp. 201 172
Merck & Co., Inc. 11,564 1,506
Novartis AG 2,934 458
Quest Diagnostics, Inc. 574 134
Regeneron Pharmaceuticals, Inc. 207 158
Roche Holding AG 1,087 475
Sanofi SA 10,636 915
Sino Biopharmaceutical, Ltd. 90,000 58
Stryker Corp. 231 75
Thermo Fisher Scientific, Inc. 3,187 1,830
UCB SA 910 234
Universal Health Services, Inc. Class B 3,664 617
Vertex Pharmaceuticals, Inc.(Æ) 167 80
Zoetis, Inc. 715 55
33,111
Materials and Processing - 5.8%
Advanced Drainage Systems, Inc. 3,964 549
Agnico Eagle Mines, Ltd. 781 113
Air Liquide SA 10,202 2,009
Anglogold Ashanti PLC 658 52
Asahi Kasei Corp. 10,700 115
Ball Corp. 16,319 1,059
BASF SE 23,001 1,337
Cemex SAB de CV - ADR 5,843 69
Coeur Mining, Inc. 6,612 99
CRH PLC 1,590 151
Daikin Industries, Ltd. 8,800 1,276
Dow, Inc. 11,777 357

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ecolab, Inc. 6,163 1,711
Evolution Mining, Ltd. 6,831 54
Fortescue, Ltd. 9,022 118
Freeport-McMoRan, Inc. 660 41
General Electric Co. 246 89
Gold Fields, Ltd. - ADR 2,847 92
Kinross Gold Corp. 6,462 149
Lixil Corp. 9,500 103
LKQ Corp. 24,459 549
Mitsubishi Chemical Group Corp. 9,900 73
MMG, Ltd.(Æ) 76,000 80
Newmont Corp. 1,232 116
PPG Industries, Inc. 8,539 944
Press Metal Aluminium Holdings Berhad 44,700 87
Rexel SA 21,926 907
Siemens AG 267 87
Smurfit WestRock PLC 13,012 598
Sumitomo Chemical Co., Ltd. 51,000 168
Symrise AG 14,155 1,455
Teijin, Ltd. 7,000 72
Toyo Seikan Group Holdings, Ltd. 3,500 89
Trane Technologies PLC 1,666 758
Wheaton Precious Metals Corp. 1,776 193
15,719
Producer Durables - 10.3%
Adyen NV(Æ)(Þ) 1,292 1,311
AGCO Corp. 9,445 965
Airbus SE 337 79
AMETEK, Inc. 1,583 383
AMN Healthcare Services, Inc.(Æ) 4,957 167
Amphenol Corp. Class A 10,241 1,646
Automatic Data Processing, Inc. 7,827 2,085
Balfour Beatty PLC 7,210 84
Canadian Pacific Kansas City, Ltd. 14,624 1,300
Caterpillar, Inc. 137 112
Cathay Pacific Airways, Ltd. 54,000 101
Comfort Systems USA, Inc. 51 88
Contemporary Amperex Technology Co.,
Ltd. Class H 2,400 191
Cummins, Inc. 788 500
Daimler Truck Holding AG 26,952 1,522
Deere & Co. 1,405 833
DSV A/S 257 56
Frontdoor , Inc.(Æ) 1,017 74
GE Vernova , Inc. 284 281
GEA Group AG 2,592 184
HD Korea Shipbuilding & Offshore
Engineering Co., Ltd. 243 66
Hitachi, Ltd. 48,400 1,606
Honeywell Aerospace, Inc.(Æ) 97 20
Howmet Aerospace, Inc. 530 150
INFRONEER Holdings, Inc. 5,100 83
International Container Terminal Services,
Inc. 6,460 101
JD Logistics, Inc.(Æ)(Þ) 56,800 109
Keysight Technologies, Inc.(Æ) 883 282
Leonardo SpA 2,517 160
Magna International, Inc. 21 , 988 1,508
Metso Oyj 19,500 363
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mettler-Toledo International, Inc.(Æ) 927 1,313
Mitsubishi Electric Corp. 4,300 157
Mitsubishi Heavy Industries, Ltd. 6,400 150
NGK Corp. 5,800 200
PACCAR, Inc. 888 118
Publicis Groupe SA 9,255 985
Qantas Airways, Ltd. 14,662 102
Quanta Services, Inc. 98 65
Randstad NV 15,246 642
Recruit Holdings Co., Ltd. 17,100 1,344
Sanki Engineering Co., Ltd. 6,700 96
Siemens Energy AG 1,114 189
United Rentals, Inc. 97 105
Veralto Corp. 9,043 851
Vertiv Holdings Co. Class A 5,462 1,319
Vinci SA 466 66
W.W. Grainger, Inc. 72 99
Waste Management, Inc. 7,369 1,669
Watts Water Technologies, Inc. Class A 2,603 900
Xylem, Inc. 9,717 1,137
ZTO Express Cayman, Inc. 3,050 73
27,990
Technology - 31.5%
Accenture PLC Class A 10,968 1,820
Adobe, Inc.(Æ) 1,295 324
Advanced Micro Devices, Inc.(Æ) 6,073 2,892
Advantech Co., Ltd. 9,000 156
Advantest Corp. 1,100 218
Airbnb, Inc. Class A(Æ) 1,100 167
Alphabet, Inc. Class A 5,853 2,084
Alphabet, Inc. Class C 8,539 3,045
Amdocs, Ltd. 18,864 1,051
Analog Devices, Inc. 1,251 460
Apple, Inc. 25,228 7,793
Applied Materials, Inc. 1,057 537
Arista Networks, Inc.(Æ) 10,668 1,924
ASE Technology Holding Co., Ltd. 5,000 87
ASM International NV 323 298
ASML Holding NV 2, 566 4,193
Assa Abloy AB Class B 8,947 332
Autodesk, Inc.(Æ) 1,671 391
Avnet, Inc. 7,163 636
Block, Inc.(Æ) 1,872 152
Booking Holdings, Inc. 853 164
Broadcom, Inc. 7,948 3,094
Broadridge Financial Solutions, Inc. 1,507 232
Cadence Design Systems, Inc.(Æ) 4,087 1,390
CDW Corp. 600 89
Cisco Systems, Inc. 7,204 836
Cognizant Technology Solutions Corp.
Class A 29,480 1,632
Corning, Inc. 612 85
Crowdstrike Holdings, Inc. Class A(Æ) 501 96
Dell Technologies, Inc. Class C 190 77
DocuSign, Inc.(Æ) 1,609 88
Donnelley Financial Solutions, Inc.(Æ) 1,992 94
Fidelity National Information Services, Inc. 2,964 133
Flex, Ltd.(Æ) 2,542 289
Genpact, Ltd. 8,896 313

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hewlett Packard Enterprise Co. 4,035 193
HubSpot, Inc.(Æ) 204 48
Infosys, Ltd. - ADR 10,583 127
Intel Corp.(Æ) 3,788 342
Intuit, Inc. 205 65
Kioxia Holdings Corp.(Æ) 200 56
KLA Corp. 2,717 497
Lam Research Corp. 1,342 393
LG Electronics, Inc. 480 52
Marvell Technology, Inc. 330 62
Meta Platforms, Inc. Class A 1,819 1,013
Micron Technology, Inc. 1,117 919
Microsoft Corp. 23,690 11,009
MSCI, Inc. 507 290
NEC Corp. 5,500 164
NetApp, Inc. 2,245 401
Nokia Oyj 8,164 75
Nokia Oyj - ADR 26,159 239
NVIDIA Corp. 44,030 8,839
Oracle Corp. 4,015 521
Palantir Technologies, Inc. Class A(Æ) 580 71
Palo Alto Networks, Inc.(Æ) 6,883 2,284
QUALCOMM, Inc. 672 99
Salesforce, Inc. 3,911 720
Samsung Electro-Mechanics Co., Ltd. 132 105
Samsung Electronics Co., Ltd. 3,635 655
SAP SE 9,483 1,722
Seagate Technology Holdings PLC 424 363
Shopify, Inc. Class A(Æ) 14,657 1,717
SK Hynix, Inc. 354 389
Skyworks Solutions, Inc. 17,136 1,067
SoftBank Corp. 59,500 83
SS&C Technologies Holdings, Inc. 16,726 1,289
Taiwan Semiconductor Manufacturing Co.,
Ltd. 73,000 5,459
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 7,064 2,856
TDK Corp. 25,300 496
TE Connectivity PLC 1,082 223
Telefonaktiebolaget LM Ericsson Class B 12,502 125
Texas Instruments, Inc. 5,835 1,609
Tokyo Electron, Ltd. 200 67
Uber Technologies, Inc.(Æ) 1,575 111
United Microelectronics Corp. 85,000 323
Western Digital Corp. 720 392
Workday, Inc. Class A(Æ) 3,466 556
Zhejiang Century Huatong Group Co., Ltd.
Class A 54,900 110
Zoom Communications, Inc.(Æ) 814 78
85,446
Utilities - 3.4%
American Water Works Co., Inc. 5,038 676
Cia De Saneamento do Parana Sanepar (Æ) 8,008 57
EDP SA 147,647 761
ENN Natural Gas Co., Ltd. Class A 43,000 113
Eversource Energy 988 71
Exelon Corp. 4,635 212
Far EasTone Telecommunications Co., Ltd. 67,000 218
Gaztransport Et Technigaz SA 789 179
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gunkul Engineering PCL - NVDR 299,300 45
Iberdrola SA 92,858 2,209
National Grid PLC 60,110 962
NextEra Energy, Inc. 20,653 1,795
NTT, Inc. 516,900 495
Orsted A/S(Æ)(Þ) 3,082 69
SoftBank Group Corp. 2,400 75
Telecom Italia SpA (Æ) 10,624 90
T-Mobile US, Inc. 359 62
United Utilities Group PLC 61,337 1,142
9,231
Total Common Stocks
(cost $196,766) 256,103
Preferred Stocks - 0.3%
Technology - 0.3%
Samsung Electronics Co., Ltd.
0.969% (Ÿ) 6,078
763
Total Preferred Stocks
(cost $542) 763
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 10,119,065
(∞)
10,117
Total Short-Term Investments
(cost $10,117) 10,117
Total Investments - 98.5%
(identified cost $207,425) 266,983
Other Assets and Liabilities,
Net - 1.5%
4,148
Net Assets - 100.0%
271,131

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Sustainable Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.9%
Adyen NV 03/25/26 EUR 1,292 1,048.63 1,355
1,311
Amundi SA 03/25/26 EUR 5,891 85.07 501
642
BOC Aviation, Ltd. 07/30/26 HKD 8,400 10.05 84
83
JD Logistics, Inc. 03/25/26 HKD 56,800 1.77 101
109
Orsted A/S 03/25/26 DKK 3,082 22.46 69
69
State Bank of India 03/25/26 2,024 112.98 229
219
WH Group, Ltd. 03/25/26 HKD 75,500 1.29 98 81
2,514
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 232 USD 19,051 09/26
(1,400)
S&P 500 E-Mini Index Futures 10 USD 3,760 09/26
(58)
S&P/TSX 60 Index Futures 7 CAD 2,918 09/26
30
SPI 200 Index Futures 21 AUD 4,695 09/26
7
TOPIX Index Futures 18 JPY 717,570 09/26 133
Short Positions
EURO STOXX 50 Index Futures 231 EUR 14,722 09/26
(282)
FTSE 100 Index Futures 6 GBP 652 09/26
(32)
Hang Seng Index Futures 4 HKD 5,188 08/26
(19)
MSCI Singapore Index Futures 19 SGD 989 08/26 (9)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,630)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 617 AUD 880 09/16/26 2
Bank of America USD 375 CAD 520 09/16/26 (3)
Bank of America USD 2,494 CHF 2,000 09/16/26 (9)
Bank of America USD 106 EUR 92 08/03/26 —
Bank of America USD 353 EUR 306 08/03/26 —
Bank of America USD 6 EUR 5 08/04/26 —
Bank of America USD 26 HKD 201 08/03/26 —
Bank of America USD 143 HKD 1,121 08/03/26 —
Bank of America USD 42 HKD 327 08/04/26 —
Bank of America USD 137 JPY 22,408 08/03/26 4
Bank of America USD 1,203 JPY 191,560 09/16/26 5
Bank of America USD 1,906 JPY 306,000 09/16/26 23
Bank of America USD 1,900 SEK 18,200 09/16/26 15
Bank of America USD 144 ZAR 2,377 08/04/26 —
Bank of America EUR 140 USD 161 08/03/26 (1)
Bank of America EUR 3,790 USD 4,396 09/16/26 19
Bank of America GBP 112 USD 150 08/03/26 —
Bank of America GBP 380 USD 509 09/16/26 (3)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 83
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 617 AUD 880 09/16/26 2
Citigroup USD 375 CAD 520 09/16/26 (4)
Citigroup USD 1,203 JPY 191,560 09/16/26 5
Citigroup EUR 3,790 USD 4,401 09/16/26 24
Citigroup GBP 380 USD 509 09/16/26 (3)
Standard Chartered USD 618 AUD 880 09/16/26 1
Standard Chartered USD 375 CAD 520 09/16/26 (4)
Standard Chartered USD 1,204 JPY 191,560 09/16/26 4
Standard Chartered EUR 3,790 USD 4,401 09/16/26 23
Standard Chartered GBP 380 USD 510 09/16/26 (2)
State Street USD 617 AUD 880 09/16/26 2
State Street USD 375 CAD 520 09/16/26 (3)
State Street USD 1,203 JPY 191,560 09/16/26 5
State Street EUR 3,790 USD 4,397 09/16/26 19
State Street GBP 380 USD 509 09/16/26 (3)
Westpac USD 617 AUD 880 09/16/26 2
Westpac USD 375 CAD 520 09/16/26 (4)
Westpac USD 1,203 JPY 191,560 09/16/26 5
Westpac EUR 3,790 USD 4,400 09/16/26 22
Westpac GBP 380 USD 509 09/16/26 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 140
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 16,885 $ 7,748 $ —
$ —
$ 24,633
Consumer Staples 4,424 5,597 —
—
10,021
Energy 1,968 2,503 —
—
4,471
Financial Services 25,287 20,194 —
—
45,481
Health Care 24,386 8,725 —
—
33,111
Materials and Processing 7,689 8,030 —
—
15,719
Producer Durables 17,970 10,020 —
—
27,990
Technology 70,977 14,469 —
—
85,446
Utilities 2,873 6,358 —
—
9,231
Preferred Stocks — 763 — — 763
Short-Term Investments — — — 10,117 10,117
Total Investments
172,459 84,407 — 10,117 266,983
Other Financial Instruments

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Sustainable Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Assets
Futures Contracts 170 — — — 170
Foreign Currency Exchange Contracts 4 178 — — 182
Liabilities
Futures Contracts (1,800) — — — (1,800)
Foreign Currency Exchange Contracts (1) (41) — — (42)
Total Other Financial Instruments
*
$ (1,627) $ 137 $ — $ — $ (1,490)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 8,336 $ 186,721 $ 184,939 $ (1) $ — $ 10,117 $ 267 $ —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.9%
Argentina - 0.2%
YPF SA - ADR(Æ) 47,204 2,480
Austria - 0.1%
Erste Group Bank AG 9,468 1,227
Raiffeisen Bank International AG 5,179 356
1,583
Brazil - 5.0%
Allos SA 163,567 874
Ambev SA 1,347,174 4,250
Axia Energia SA 84,949 885
B3 SA - Brasil Bolsa Balcao 1,070,040 3,320
Banco Bradesco SA 133,207 420
Banco BTG Pactual SA 160,223 1,795
Banco do Brasil SA 534,453 2,251
BB Seguridade Participacoes SA 34,539 281
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 310,621 1,697
Embraer SA 216,933 3,718
Embraer SA - ADR 28,364 1,938
Equatorial SA 118,888 907
Hypera SA 286,497 1,202
Itau Unibanco Holding SA - ADR(Æ) 379,614 3,212
Localiza Rent a Car SA 98,845 733
Lojas Renner SA 884,814 2,374
MercadoLibre, Inc.(Æ) 2,350 4,413
Natura Cosmeticos SA(Æ) 545,764 902
NU Holdings, Ltd. Class A(Æ) 286,800 4,110
Petroleo Brasileiro SA - Petrobras 99,392 962
Petroleo Brasileiro SA - Petrobras - ADR 25,058 430
PRIO SA(Æ) 131,246 1,576
Raia Drogasil SA 659,079 2,403
Telefonica Brasil SA 99,580 641
TIM SA 425,287 1,630
TOTVS SA 117,092 718
Vale SA 244,628 3,681
Vale SA - ADR 90,961 1,370
Vibra Energia SA 257,159 1,829
WEG SA 285,008 2,654
XP, Inc. Class A 94,572 1,613
58,789
Canada - 0.4%
Barrick Mining Corp. 82,701 3,038
Capstone Mining Corp.(Æ) 123,214 1,183
4,221
Chile - 0.1%
Antofagasta PLC 10,520 521
Banco de Chile 412,636 86
Latam Airlines Group SA 27,405,614 729
1,336
China - 21.2%
Advanced Micro-Fabrication Equipment,
Inc. (China) Class A 55,505 2,831
Agricultural Bank of China, Ltd. Class A 142,600 146
Agricultural Bank of China, Ltd. Class H 1,491,000 1,200
Airtac International Group 10,000 404
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alibaba Group Holding, Ltd. 1,182,937 18,069
Alibaba Group Holding, Ltd. - ADR 3,632 444
Aluminum Corp. of China, Ltd. Class A 1,699,800 2,415
Aluminum Corp. of China, Ltd. Class H 960,000 1,037
Anta Sports Products, Ltd. 283,200 2,853
Atour Lifestyle Holdings, Ltd. - ADR 25,923 890
Baidu, Inc. Class A(Æ) 410,800 5,688
Bank of China, Ltd. Class H 4,097,000 2,879
Bank of Communications Co., Ltd. Class
H 116,000 112
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 900,600 1,589
BYD Co., Ltd. Class H 125,300 1,500
Cambricon Technologies Corp., Ltd.
Class A 5,638 920
CGN Power Co., Ltd. Class H(Þ) 214,000 79
China CITIC Bank Corp., Ltd. Class H 923,679 911
China Construction Bank Corp. Class H 5,838,712 6,860
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Galaxy Securities Co., Ltd. Class H 673,500 654
China Gold International Resources
Corp., Ltd. 40,600 914
China Hongqiao Group, Ltd. 299,500 939
China Huishan Dairy Holdings Co., Ltd.
(Æ)(Š) 1,269,000 68
China International Capital Corp., Ltd.
Class H(Þ) 1,060,800 2,926
China Life Insurance Co., Ltd. Class H 371,000 1,384
China Mengniu Dairy Co., Ltd. 2,174,000 5,240
China Merchants Bank Co., Ltd. Class A 31,100 183
China Merchants Bank Co., Ltd. Class H 737,852 4,793
China Merchants Securities Co., Ltd.
Class A 125,800 327
China Overseas Land & Investment, Ltd. 2,096,000 3,615
China Pacific Insurance Group Co., Ltd.
Class A 179,800 863
China Pacific Insurance Group Co., Ltd.
Class H 432,200 1,686
China Petroleum & Chemical Corp.
Class H 1,880,000 1,062
China Resources Land, Ltd. 620,500 2,630
China Tower Corp., Ltd. Class H(Þ) 527,800 675
China Yangtze Power Co., Ltd. Class A 337,693 1,456
Chongqing Rural Commercial Bank Co.,
Ltd. Class A 752,900 754
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 240,000 201
CITIC Securities Co., Ltd. Class A 430,500 1,818
CITIC Securities Co., Ltd. Class H 123,500 431
CITIC, Ltd. 504,000 796
CMOC Group, Ltd. Class H 624,000 1,349
Contemporary Amperex Technology Co.,
Ltd. Class A 163,880 9,631
Contemporary Amperex Technology Co.,
Ltd. Class H 47,409 3,767
COSCO SHIPPING Holdings Co., Ltd.
Class H 244,500 492
CSPC Pharmaceutical Group, Ltd. 775,000 848
DiDi Global, Inc. - ADR(Æ) 207,414 734
ENN Energy Holdings, Ltd. 84,900 508

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Full Truck Alliance Co., Ltd. - ADR 97,297 923
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 21,600 164
Ganfeng Lithium Group Co., Ltd. Class
H(Þ) 75,800 356
Geely Automobile Holdings, Ltd. 792,000 2,003
GF Securities Co., Ltd. Class H 47,200 103
Giant Network Group Co., Ltd. Class A 233,200 1,015
Great Wall Motor Co., Ltd. Class H 1,207,500 1,399
Guoquan Food (Shanghai) Co., Ltd.
Class H 721,600 187
H World Group, Ltd. 544,600 2,321
Haier Smart Home Co., Ltd. Class H 1,779,200 5,088
Hangzhou Chang Chuan Technology Co.,
Ltd. Class A 7,100 272
Han's Laser Technology Industry Group
Co., Ltd. Class A 69,100 862
Hansoh Pharmaceutical Group Co., Ltd.
(Þ) 304,000 1,248
Harbin Electric Co., Ltd. Class H 104,000 210
Huatai Securities Co., Ltd. Class H(Þ) 190,400 410
Hubei DOTI Micro Technology Co., Ltd.
Class A 25,980 551
Huishang Bank Corp., Ltd. Class H 308,000 199
Industrial & Commercial Bank of China,
Ltd. Class A 110,400 131
Industrial & Commercial Bank of China,
Ltd. Class H 4,216,401 4,039
Innovent Biologics, Inc.(Æ)(Þ) 338,000 3,742
JD.com, Inc. Class A 203,576 3,356
Jiangsu Hengli Hydraulic Co., Ltd. Class
A 99,200 1,598
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 52,292 419
Jiangxi Copper Co., Ltd. Class H 94,000 418
Kanzhun, Ltd. - ADR 31,914 520
KE Holdings, Inc. - ADR 114,448 1,940
Kingdee International Software Group
Co., Ltd.(Æ) 199,000 211
Kuaishou Technology(Þ) 268,400 1,497
Kweichow Moutai Co., Ltd. Class A 1,663 333
Leader Harmonious Drive Systems Co.,
Ltd. Class A 36,457 1,648
Lenovo Group, Ltd. 1,192,701 3,668
Li Ning Co., Ltd. 937,500 1,814
Meituan Class B(Æ)(Þ) 94,328 1,120
Midea Group Co., Ltd. Class H 10,400 132
Momenta Global, Ltd.(Æ) 12,177 408
Montage Technology Co., Ltd. Class A 34,640 1,042
NAURA Technology Group Co., Ltd.
Class A 15,500 1,571
NetEase, Inc. 151,700 4,050
NetEase, Inc. - ADR 11,738 1,564
New China Life Insurance Co., Ltd.
Class H 73,300 453
New Oriental Education & Technology
Group, Inc. 117,600 687
New Oriental Education & Technology
Group, Inc. - ADR 3,454 203
Nongfu Spring Co., Ltd. Class H(Þ) 55,800 312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PDD Holdings, Inc. - ADR(Æ) 16,583 1,469
People's Insurance Co. Group of China,
Ltd. (The) Class H 911,169 635
PICC Property & Casualty Co., Ltd.
Class H 624,545 1,307
Ping An Bank Co., Ltd. Class A 323,900 558
Ping An Insurance Group Co. of China,
Ltd. Class A 79,100 644
Ping An Insurance Group Co. of China,
Ltd. Class H 836,000 6,260
Piotech, Inc. Class A 26,046 2,554
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 172,000 112
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 265,400 1,074
RemeGen Co., Ltd. Class H(Æ)(Þ) 29,000 302
Sany Heavy Industry Co., Ltd. Class H 288,000 772
Shandong Gold Mining Co., Ltd. Class
H(Þ) 80,000 205
Shanghai Fudan Microelectronics Group
Co., Ltd. Class H 62,000 188
Shanghai Pudong Development Bank
Co., Ltd. Class A 53,100 75
Shanjin International Gold Co., Ltd.
Class A 67,900 236
Shengyi Technology Co., Ltd. Class A 33,900 527
Shenwan Hongyuan Group Co., Ltd.
Class H(Þ) 375,200 123
Shenzhou International Group Holdings,
Ltd. 516,900 2,941
Sieyuan Electric Co., Ltd. Class A 44,200 1,022
Sino Biopharmaceutical, Ltd. 2,694,000 1,730
Sinomine Resource Group Co., Ltd.
Class A 43,600 303
Sinopec Engineering Group Co., Ltd.
Class H 94,000 65
Sunny Optical Technology Group Co.,
Ltd. 309,700 2,216
SY Holdings Group, Ltd.(Þ) 181,500 166
Tencent Holdings, Ltd. 429,413 26,041
Trip.com Group, Ltd.(Æ) 16,950 797
Tsingtao Brewery Co., Ltd. Class H 16,000 95
Weichai Power Co., Ltd. Class H 1,318,000 5,560
Wilmar International, Ltd. 769,900 2,361
WuXi AppTec Co., Ltd. Class H(Þ) 332,200 6,813
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 176,500 873
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 86,500 433
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class H 123,477 448
Xiaomi Corp. Class B(Æ)(Þ) 656,200 2,403
Xinyi Glass Holdings, Ltd. 1,081,000 1,286
Yadea Group Holdings, Ltd.(Þ) 284,000 389
Yangtze Optical Fibre & Cable Joint
Stock, Ltd. Co. Class H(Þ) 62,500 758
Yum China Holdings, Inc. 74,818 3,590
Zhaojin Mining Industry Co., Ltd. Class
H 400,500 1,079
Zhejiang Leapmotor Technology Co., Ltd.
Class H(Æ)(Þ) 116,339 593
Zhejiang NHU Co., Ltd. Class A 115,300 513

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhongji Innolight Co., Ltd. Class A 4,900 651
Zhongsheng Group Holdings, Ltd.(Æ) 1,025,000 592
Zijin Mining Group Co., Ltd. Class A 98,374 480
Zijin Mining Group Co., Ltd. Class H 1,320,000 5,578
ZTO Express Cayman, Inc. 111,650 2,676
ZTO Express Cayman, Inc. - ADR 107,041 2,571
247,822
Colombia - 0.1%
Grupo Cibest SA - ADR 15,790 1,461
Czech Republic - 0.0%
CEZ AS 1,648 106
Germany - 0.1%
Aixtron SE 9,773 410
Siemens Energy AG 6,948 1,181
1,591
Greece - 0.3%
Alpha Bank SA 405,970 2,000
National Bank of Greece SA 71,675 1,333
Piraeus Bank SA(Æ) 16,036 185
3,518
Guatemala - 0.2%
Millicom International Cellular SA 21,564 2,059
Hong Kong - 1.0%
AIA Group, Ltd. 336,800 3,411
ASMPT, Ltd. 102,800 1,955
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Lumena New Materials Corp.(Æ)
(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hong Kong Exchanges & Clearing, Ltd. 4,800 250
Insilico Medicine Cayman TopCo(Æ) 145,000 847
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Techtronic Industries Co., Ltd. 94,000 1,587
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 2,174,500 2,345
Zijin Gold International Co., Ltd. 75,594 1,133
11,528
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC(Æ) 46,912 672
OTP Bank Nyrt. 45,361 6,709
Richter Gedeon Nyrt 2,051 77
7,458
India - 10.1%
Adani Ports and Special Economic Zone,
Ltd. 148,814 2,640
Amber Enterprises India, Ltd.(Æ) 22,235 1,737
Apollo Hospitals Enterprise, Ltd. 20,056 1,882
Asian Paints, Ltd. 24,401 703
Axis Bank, Ltd. 233,582 3,011
Bajaj Auto, Ltd. 6,524 789
Bajaj Finance, Ltd. 464,733 5,562
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bharat Electronics, Ltd. 918,291 3,734
Bharat Forge, Ltd. 77,314 1,785
Bharat Heavy Electricals, Ltd. 207,689 888
Bharat Petroleum Corp., Ltd. 278,726 935
Bharti Airtel, Ltd. 442,845 9,155
Britannia Industries, Ltd. 2,527 144
BSE, Ltd. 52,137 1,998
Cipla, Ltd. 11,154 172
Colgate-Palmolive India, Ltd. 1,221 27
Cummins India, Ltd. 20,602 1,194
Dabur India, Ltd. 9,402 41
Divi's Laboratories, Ltd. 1,369 116
Dr Reddy's Laboratories, Ltd. 55,961 671
Eicher Motors, Ltd. 16,430 1,352
Eternal, Ltd.(Æ) 800,906 2,540
GAIL India, Ltd. 35,122 67
GE Vernova T&D India, Ltd. 31,232 1,411
GMR Airports, Ltd.(Æ) 875,048 967
Grasim Industries, Ltd. 9,539 310
HCL Technologies, Ltd. 31,922 451
HDFC Asset Management Co., Ltd.(Þ) 29,148 800
HDFC Bank, Ltd. 1,027,361 8,057
HDFC Bank, Ltd. - ADR 50,874 1,217
HDFC Life Insurance Co., Ltd.(Þ) 180,399 1,037
Hero MotoCorp, Ltd. 25,885 1,465
Hindalco Industries, Ltd. 145,719 1,492
Hindustan Aeronautics, Ltd.(Þ) 18,685 912
Hindustan Petroleum Corp., Ltd. 105,035 429
Hindustan Unilever, Ltd. 7,803 172
Hindustan Zinc, Ltd. 191,153 1,084
Hitachi Energy India, Ltd. 5,311 1,791
ICICI Bank, Ltd. 157,270 2,367
ICICI Bank, Ltd. - ADR 25,286 758
Indian Hotels Co., Ltd. (The) 13,431 104
Indian Oil Corp., Ltd. 801,582 1,178
Indus Towers, Ltd.(Æ) 115,305 473
IndusInd Bank, Ltd. 54,214 576
Infosys, Ltd. 96,609 1,149
InterGlobe Aviation, Ltd.(Þ) 22,883 1,245
JSW Infrastructure, Ltd. 250,044 821
Larsen & Toubro, Ltd. 5,830 241
Lodha Developers, Ltd.(Þ) 153,202 2,002
Lupin, Ltd. 59,546 1,507
Mahindra & Mahindra, Ltd. 90,595 3,233
MakeMyTrip, Ltd.(Æ) 27,481 1,565
Marico, Ltd. 60,774 555
Maruti Suzuki India, Ltd. 1,384 206
MRF, Ltd. 64 89
MTAR Technologies, Ltd.(Æ)(Þ) 29,127 1,754
Multi Commodity Exchange of India,
Ltd. 69,456 1,965
Muthoot Finance, Ltd. 4,285 140
National Aluminium Co., Ltd. 114,042 419
Nestle India, Ltd. 9,354 148
NTPC, Ltd. 58,435 213
Oil & Natural Gas Corp., Ltd. 343,819 874
Petronet LNG, Ltd. 501,442 1,479
Phoenix Mills, Ltd. (The) 100,389 1,995
Pidilite Industries, Ltd. 16,016 271
Power Finance Corp., Ltd. 139,719 620

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Grid Corp. of India, Ltd. 96,604 288
REC, Ltd. 481,806 1,887
Reliance Industries, Ltd. 195,688 2,683
Samvardhana Motherson International,
Ltd. 111,553 177
Shriram Finance, Ltd. 167,615 1,840
Siemens Energy India, Ltd. 43,643 1,480
Siemens, Ltd. 2,284 90
State Bank of India 89,828 969
Steel Authority of India, Ltd. 122,714 217
Sun Pharmaceutical Industries, Ltd. 142,524 2,974
Tata Consumer Products, Ltd. 6,245 71
Tata Motors Passenger Vehicles, Ltd. 339,652 1,213
Tata Steel, Ltd. 885,253 1,764
Tech Mahindra, Ltd. 18,299 317
Titan Co., Ltd. 52,748 2,699
Torrent Pharmaceuticals, Ltd. 3,155 170
TVS Motor Co., Ltd. 92,053 4,170
UltraTech Cement, Ltd. 2,640 330
UPL, Ltd. 616,851 3,913
Vedanta, Ltd. 107,631 299
Wipro, Ltd. 261,590 502
118,738
Indonesia - 0.7%
Astra International Tbk PT 2,184,821 618
Bank Central Asia Tbk PT 3,889,700 1,368
Bank Mandiri Persero Tbk PT 9,069,300 2,114
Bank Rakyat Indonesia Persero Tbk PT 10,629,854 1,797
Telkom Indonesia Persero Tbk PT 14,305,182 2,092
7,989
Kazakhstan - 0.4%
Kaspi.KZ JSC - ADR 56,800 5,043
Kuwait - 0.1%
Kuwait Finance House KSCP 351,561 892
Kuwait International Bank KSCP 182,548 151
Mobile Telecommunications Co. KSCP 56,868 110
1,153
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 1,160,000 5,063
Malaysia - 0.3%
CIMB Group Holdings Berhad 49,000 95
Gamuda Berhad 172,200 180
Malayan Banking Berhad 391,100 1,043
Press Metal Aluminium Holdings Berhad 143,700 280
Public Bank Berhad 1,095,700 1,385
RHB Bank Berhad 86,900 182
Tenaga Nasional Berhad 50,700 181
3,346
Mexico - 1.5%
America Movil SAB de CV - ADR 53,400 1,354
America Movil SAB de CV Class B 2,207,490 2,813
Arca Continental SAB de CV 6,481 74
Cemex SAB de CV 146,403 173
Fresnillo PLC 36,334 1,218
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Pacifico SAB de
CV Class B 7,267 158
Grupo Financiero Banorte SAB de CV
Class O 388,934 4,504
Industrias Penoles SAB de CV 10,878 501
Kimberly-Clark de Mexico SAB de CV
Class A 616,453 1,431
Southern Copper Corp. 12,918 2,360
Ternium SA - ADR 13,482 664
Wal-Mart de Mexico SAB de CV 662,236 1,922
17,172
Netherlands - 0.1%
ASML Holding NV 562 919
Peru - 0.4%
Credicorp, Ltd. 11,005 4,408
Philippines - 0.3%
BDO Unibank, Inc. 705,970 1,440
International Container Terminal
Services, Inc. 105,030 1,647
3,087
Poland - 0.9%
Allegro.eu SA(Æ)(Þ) 37,596 455
Bank Polska Kasa Opieki SA 4,649 305
Dino Polska SA(Æ)(Þ) 7,277 62
KGHM Polska Miedz SA 14,794 1,218
ORLEN SA 89,440 3,545
Pepco Group NV(Þ) 90,500 1,114
Powszechna Kasa Oszczednosci Bank
Polski SA 61,854 1,853
Powszechny Zaklad Ubezpieczen SA 84,422 1,606
10,158
Qatar - 0.1%
Qatar National Bank QPSC 213,437 975
Romania - 0.0%
NEPI Rockcastle NV 9,033 83
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
LUKOIL PJSC(Š) 143,733 —
LUKOIL PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Æ)(Š) 145,224 —
Polyus PJSC(Š) 56,790 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas PAO(Æ)(Š) 2,093,900 —
Tatneft PJSC(Æ)(Š) 375,001 —
—
Saudi Arabia - 1.7%
Al Babtain Power & Telecommunication
Co. 9,878 141
Al Rajhi Bank 269,270 4,488
Alinma Bank 128,221 797
Almarai Co. JSC 5,360 66

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banque Saudi Fransi 121,544 639
Dr Sulaiman Al Habib Medical Services
Group Co. 1,671 104
Etihad Etisalat Co. 91,064 1,508
Jarir Marketing Co. 66,386 294
Riyad Bank 157,781 857
Riyadh Cables Group Co. 6,601 175
SABIC Agri-Nutrients Co. 19,853 650
Saudi Arabian Mining Co.(Æ) 70,268 1,061
Saudi Arabian Oil Co.(Þ) 644,756 4,543
Saudi Awwal Bank 53,230 480
Saudi Basic Industries Corp. 20,801 275
Saudi National Bank (The) 280,936 2,934
Saudi Telecom Co. 48,753 561
19,573
Singapore - 0.5%
DBS Group Holdings, Ltd. 2,000 115
Grab Holdings, Ltd. Class A(Æ) 332,136 1,163
Sea, Ltd. - ADR(Æ) 43,076 4,598
5,876
South Africa - 2.0%
Absa Group, Ltd. 53,830 745
Anglogold Ashanti PLC 84,497 6,699
Bid Corp., Ltd. 3,403 93
Bidvest Group, Ltd. 98,066 1,472
FirstRand, Ltd. 141,420 844
Gold Fields, Ltd. 91,535 3,003
Gold Fields, Ltd. - ADR 47,951 1,555
Harmony Gold Mining Co., Ltd. - ADR 30,687 483
MTN Group, Ltd. 179,281 2,224
Naspers, Ltd. Class N 94,453 4,972
Sanlam, Ltd. 16,425 88
Standard Bank Group, Ltd. 49,709 994
Vodacom Group, Ltd. 75,484 732
23,904
South Korea - 19.3%
Amorepacific Corp. 20,690 1,880
APR Corp. 8,587 1,916
Celltrion, Inc. 2,178 284
Cosmax, Inc. 5,968 767
Coupang, Inc.(Æ) 104,682 1,712
Doosan Bobcat, Inc. 44,134 1,831
Hana Financial Group, Inc. 62,835 5,527
Hankook Tire & Technology Co., Ltd. 54,781 2,582
Hanwha Aerospace Co., Ltd. 310 199
HD Hyundai Co., Ltd. 10,888 1,527
HD Hyundai Electric Co., Ltd. 6,449 3,051
HD Hyundai Heavy Industries Co., Ltd. 8,173 2,762
HD Korea Shipbuilding & Offshore
Engineering Co., Ltd. 9,963 2,691
Hyosung Heavy Industries Corp. 986 1,645
Hyundai Engineering & Construction
Co., Ltd. 12,778 841
Hyundai Glovis Co., Ltd. 3,316 461
Hyundai Marine & Fire Insurance Co.,
Ltd.(Æ) 100,502 2,713
Hyundai Mobis Co., Ltd. 6,022 1,986
Hyundai Motor Co. 14,805 4,040
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial Bank of Korea 8,164 118
KB Financial Group, Inc. 63,962 7,562
Kia Corp. 33,388 3,095
Korea Electric Power Corp. 132,588 3,240
KT Corp. - ADR 79,253 1,434
KT&G Corp. 10,015 1,261
L&C BIO Co., Ltd.(Æ) 28,249 1,031
LG Corp. 7,458 526
LG Electronics, Inc. 21,630 2,355
LS Electric Co., Ltd. 6,156 786
NAVER Corp. 11,175 1,624
NH Investment & Securities Co., Ltd. 15,700 314
POSCO Holdings, Inc. 4,625 1,015
Samsung Biologics Co., Ltd.(Æ)(Þ) 438 455
Samsung C&T Corp. 7,213 1,749
Samsung Electro-Mechanics Co., Ltd. 6,640 5,304
Samsung Electronics Co., Ltd. 404,217 72,798
Samsung Fire & Marine Insurance Co.,
Ltd. 3,029 1,335
Samsung Heavy Industries Co., Ltd.(Æ) 141,156 2,118
Samsung Life Insurance Co., Ltd. 2,925 631
Samsung SDS Co., Ltd. 1,194 170
Samsung Securities Co., Ltd. 16,930 1,187
Shinhan Financial Group Co., Ltd. 89,999 6,361
Shinsegae, Inc. 1,631 480
SK Hynix, Inc. 51,568 56,656
SK Hynix, Inc. - ADR 4,671 671
SK Square Co., Ltd. 12,122 8,598
SK Telecom Co., Ltd. 9,612 545
SK, Inc. 2,524 968
Sung Kwang Bend Co., Ltd. 24,835 458
Woori Financial Group, Inc. 98,624 2,322
225,582
Taiwan - 21.3%
Accton Technology Corp. 126,000 8,248
Advantech Co., Ltd. 16,000 277
Alchip Technologies, Ltd. 5,000 465
ASE Technology Holding Co., Ltd. 211,000 3,673
ASE Technology Holding Co., Ltd.
- ADR 54,404 1,913
Asia Cement Corp. 22,000 22
Asia Vital Components Co., Ltd. 24,000 1,731
ASPEED Technology, Inc. 12,300 5,398
Asustek Computer, Inc. 64,155 1,598
Bizlink Holding, Inc. 85,022 5,364
Catcher Technology Co., Ltd. 8,000 45
Cathay Financial Holding Co., Ltd. 448,000 1,402
Chailease Holding Co., Ltd. 902,700 3,099
Chroma ATE, Inc. 52,000 3,328
Chunghwa Telecom Co., Ltd. 71,000 307
Compal Electronics, Inc. 1,253,000 1,387
Co-Tech Development Corp. 43,000 385
CTBC Financial Holding Co., Ltd. 779,000 1,566
Delta Electronics, Inc. 369,169 18,218
E.Sun Financial Holding Co., Ltd. 775,146 923
Elite Material Co., Ltd. 51,000 7,273
eMemory Technology, Inc. 11,000 845
Ennoconn Corp. 13,000 161
Evergreen Marine Corp. Taiwan, Ltd. 84,000 528

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Far EasTone Telecommunications Co.,
Ltd. 53,000 172
First Financial Holding Co., Ltd. 897,952 1,022
Fositek Corp. 3,000 125
Fubon Financial Holding Co., Ltd. 360,593 1,440
Global Unichip Corp. 3,000 351
Globalwafers Co., Ltd. 117,000 3,052
Gold Circuit Electronics, Ltd. 23,000 561
Hiwin Technologies Corp. 177,000 1,642
Hon Hai Precision Industry Co., Ltd. 1,330,000 10,278
Hon Precision, Inc. 19,902 3,788
Inventec Corp. 94,000 178
KGI Financial Holding Co., Ltd. 1,847,040 1,746
King Yuan Electronics Co., Ltd. 141,750 976
LandMark Optoelectronics Corp. 4,400 219
Largan Precision Co., Ltd. 26,000 3,198
Lite-On Technology Corp. 107,107 690
Lotes Co., Ltd. 3,000 169
Macronix International Co., Ltd.(Æ) 227,000 684
MediaTek, Inc. 165,000 17,659
Mega Financial Holding Co., Ltd. 82,238 134
Nanya Technology Corp. 55,000 592
Novatek Microelectronics Corp. 51,000 812
Pegatron Corp. 1,414,000 3,667
PharmaEssentia Corp. 8,000 260
Quanta Computer, Inc. 99,000 879
Realtek Semiconductor Corp. 16,000 335
Scientech Corp. 7,000 140
Sigurd Microelectronics Corp. 203,000 1,167
Silicon Motion Technology Corp. - ADR 1,345 341
SinoPac Financial Holdings Co., Ltd. 1,682,211 2,099
Sunonwealth Electric Machine Industry
Co., Ltd. 36,300 148
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,390,000 103,947
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 9,552 3,861
Tripod Technology Corp. 11,000 125
TS Financial Holding Co., Ltd. 1,179,680 1,303
Unimicron Technology Corp. 25,000 589
Uni-President Enterprises Corp. 21,000 48
United Integrated Services Co., Ltd. 2,000 67
United Microelectronics Corp. 644,707 2,448
United Microelectronics Corp. - ADR 84,746 1,613
Winbond Electronics Corp. 546,000 2,127
Wistron Corp. 164,000 879
Wiwynn Corp. 4,000 653
WPG Holdings, Ltd. 176,000 609
Yageo Corp. 135,000 2,035
Yuanta Financial Holding Co., Ltd. 971,792 2,030
249,014
Thailand - 1.8%
Advanced Info Service PCL - NVDR 134,700 1,535
Bangkok Bank PCL - NVDR 376,000 2,156
Charoen Pokphand Foods PCL - NVDR 902,600 608
CP ALL PCL - NVDR 1,107,100 1,588
Delta Electronics Thailand PCL - NVDR 198,200 1,638
Indorama Ventures PCL - NVDR 1,502,600 993
Kasikornbank PCL - NVDR 271,400 1,983
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PTT Exploration & Production PCL
- NVDR 166,200 740
PTT Oil & Retail Business PCL - NVDR 2,460,600 945
PTT PCL - NVDR 4,136,600 4,772
SCB X PCL - NVDR 313,300 1,436
Siam Cement PCL (The) - NVDR 176,000 1,335
Srisawad Corp. PCL - NVDR 1,883,450 1,398
21,127
Turkey - 0.5%
Akbank TAS 972,799 1,303
Aselsan Elektronik Sanayi Ve Ticaret AS 150,737 1,085
BIM Birlesik Magazalar AS 93,051 766
Migros Ticaret AS 54,165 715
Turkcell Iletisim Hizmetleri AS 271,625 573
Turkiye Garanti Bankasi AS 91,359 237
Turkiye Petrol Rafinerileri AS 186,848 1,162
5,841
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC 176,150 721
Adnoc Gas PLC 1,863,005 1,675
Aldar Properties PJSC 323,002 655
Dubai Islamic Bank PJSC 27,981 55
Emaar Development PJSC 44,374 155
Emaar Properties PJSC 1,153,697 3,431
Emirates NBD Bank PJSC 79,366 654
Emirates Telecommunications Group Co.
PJSC 45,749 254
First Abu Dhabi Bank PJSC 424,862 2,236
Parkin Co. PJSC 208,408 315
Salik Co. PJSC 248,682 359
10,510
United Kingdom - 0.1%
Investec PLC 139,505 1,222
United States - 0.9%
BeOne Medicines, Ltd. - ADR(Æ) 6,784 2,144
BeOne Medicines, Ltd. Class A(Æ) 2,330 89
Broadcom, Inc. 4,474 1,742
Cognizant Technology Solutions Corp.
Class A 58,383 3,231
Freeport-McMoRan, Inc. 25,740 1,612
JBS NV Class A 35,790 502
NVIDIA Corp. 8,261 1,658
10,978
Vietnam - 0.3%
Vietnam Dairy Products JSC 1,371,900 3,176
Total Common Stocks
(cost $718,083) 1,098,889
Preferred Stocks - 1.8%
Brazil - 1.0%
Banco Bradesco SA
1.300% (Æ)(Ÿ) 625,579 2,274
Cia Energetica de Minas Gerais
0.989% (Ÿ) 1,155,493 2,585

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Itau Unibanco Holding SA
3.183% (Ÿ) 327,124 2,768
Petroleo Brasileiro SA - Petrobras
2.594% (Ÿ) 385,212 3,300
10,927
India - 0.0%
TVS Motor Co., Ltd.
6.000% due 09/01/26 (Æ) 104,180 11
Russia - 0.0%
Sberbank of Russia PJSC
0.000% (Æ)(Š) 348,120 —
Surgutneftegas PAO
0.000% (Æ)(Š) 2,472,400 —
—
South Korea - 0.8%
Hyundai Motor Co.
5.086% (Ÿ) 3,483 493
Samsung Electronics Co., Ltd.
0.969% (Ÿ) 73,189 9,189
9,682
Total Preferred Stocks
(cost $14,401) 20,620
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 37,683,741 (∞) 37,676
Total Short-Term Investments
(cost $37,673) 37,676
Total Investments - 98.9%
(identified cost $770,157) 1,157,185
Other Assets and Liabilities,
Net - 1.1%
13,194
Net Assets - 100.0%
1,170,379

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
3.6%
Allegro.eu SA 07/29/26 PLN 37,596 11.87 446
455
CGN Power Co., Ltd. 05/29/24 HKD 214,000 0.39 83
79
China International Capital Corp., Ltd. 03/09/23 HKD 1,060,800 2.38 2,520
2,926
China Tower Corp., Ltd. 06/30/21 HKD 527,800 1.41 745
675
Dino Polska SA 06/26/19 PLN 7,277 3.43 25
62
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 21,600 4.68 101
164
Ganfeng Lithium Group Co., Ltd. 06/03/26 HKD 75,800 7.76 588
356
Hansoh Pharmaceutical Group Co., Ltd. 09/10/25 HKD 304,000 4.83 1,469
1,248
HDFC Asset Management Co., Ltd. 07/31/24 INR 29,148 26.06 760
800
HDFC Life Insurance Co., Ltd. 09/20/23 INR 180,399 7.78 1,403
1,037
Hindustan Aeronautics, Ltd. 04/13/22 INR 18,685 11.22 210
912
Huatai Securities Co., Ltd. 03/12/25 HKD 190,400 2.07 395
410
Innovent Biologics, Inc. 07/23/25 HKD 338,000 11.28 3,812
3,742
InterGlobe Aviation, Ltd. 07/22/26 INR 22,883 54.01 1,236
1,245
Kuaishou Technology 05/13/26 HKD 268,400 6.57 1,764
1,497
Lodha Developers, Ltd. 05/27/26 INR 153,202 9.43 1,444
2,002
Meituan 07/24/24 HKD 94,328 11.91 1,124
1,120
MTAR Technologies, Ltd. 03/25/26 INR 29,127 56.90 1,657
1,754
Nongfu Spring Co., Ltd. 02/27/24 HKD 55,800 5.39 301
312
Pepco Group NV 07/22/26 PLN 90,500 11.84 1,072
1,114
Postal Savings Bank of China Co., Ltd. 09/25/25 HKD 172,000 0.69 118
112
RemeGen Co., Ltd. 04/08/26 HKD 29,000 14.16 411
302
Samsung Biologics Co., Ltd. 03/16/20 KRW 438 661.19 290
455
Saudi Arabian Oil Co. 11/27/24 SAR 644,756 7.12 4,592
4,543
Shandong Gold Mining Co., Ltd. 07/02/26 HKD 80,000 2.25 180
205
Shenwan Hongyuan Group Co., Ltd. 12/22/25 HKD 375,200 0.40 151
123
SY Holdings Group, Ltd. 07/16/25 HKD 181,500 1.65 299
166
WH Group, Ltd. 01/31/24 HKD 2,174,500 0.69 1,496
2,345
WuXi AppTec Co., Ltd. 12/18/24 HKD 332,200 11.33 3,764
6,813
WuXi Biologics (Cayman), Inc. 06/13/25 HKD 176,500 3.56 628
873
Xiaomi Corp. 09/13/23 HKD 656,200 2.19 1,439
2,403
Yadea Group Holdings, Ltd. 09/25/25 HKD 284,000 1.63 462
389
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. 04/29/26 HKD 62,500 26.11 1,632
758
Zhejiang Leapmotor Technology Co., Ltd. 05/28/25 HKD 116,339 6.59 767 593
41,990
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
IFSC NIFTY 50 Index Futures 287 USD 14,033 08/26
232
MSCI Emerging Markets Index Futures 640 USD 52,554 09/26 (2,961)
Short Positions
MSCI Korea Index Futures 168 USD 19,541 09/26 6,756
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 4,027
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 360 USD 46 08/03/26 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 93
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 795 USD 101 08/03/26 —
State Street THB 13,294 USD 398 08/03/26 (1)
UBS USD 10,542 INR 1,015,000 09/16/26 57
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 56
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 2,480 $ — $ — $ — $ 2,480
Austria — 1,583 — — 1,583
Brazil 58,789 — — — 58,789
Canada 4,221 — — — 4,221
Chile 815 521 — — 1,336
China 13,756 233,998 68 — 247,822
Colombia 1,461 — — — 1,461
Czech Republic — 106 — — 106
Germany — 1,591 — — 1,591
Greece — 3,518 — — 3,518
Guatemala 2,059 — — — 2,059
Hong Kong — 11,528 — — 11,528
Hungary — 7,458 — — 7,458
India 3,541 115,197 — — 118,738
Indonesia — 7,989 — — 7,989
Kazakhstan 5,043 — — — 5,043
Kuwait — 1,153 — — 1,153
Macao — 5,063 — — 5,063
Malaysia — 3,346 — — 3,346
Mexico 15,954 1,218 — — 17,172
Netherlands — 919 — — 919
Peru 4,408 — — — 4,408
Philippines — 3,087 — — 3,087
Poland — 10,158 — — 10,158
Qatar — 975 — — 975
Romania — 83 — — 83
Russia — — — — —
Saudi Arabia — 19,573 — — 19,573
Singapore 5,761 115 — — 5,876
South Africa 8,651 15,253 — — 23,904
South Korea 3,816 221,766 — — 225,582
Taiwan 7,728 241,286 — — 249,014

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Thailand — 21,127 — — 21,127
Turkey — 5,841 — — 5,841
United Arab Emirates — 10,510 — — 10,510
United Kingdom — 1,222 — — 1,222
United States 10,889 89 — — 10,978
Vietnam — 3,176 — — 3,176
Preferred Stocks 10,938 9,682 — — 20,620
Short-Term Investments — — — 37,676 37,676
Total Investments 160,310 959,131 68 37,676 1,157,185
Other Financial Instruments
Assets
Futures Contracts 6,988 — — — 6,988
Foreign Currency Exchange Contracts — 57 — — 57
Liabilities
Futures Contracts (2,961) — — — (2,961)
Foreign Currency Exchange Contracts (1) — — — (1)
Total Other Financial Instruments
*
$ 4,026 $ 57 $ — $ — $ 4,083
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 158,268 13 .5
Consumer Staples ............................................................................... 35,586 3 .1
Energy ................................................................................................ 52,941 4 .5
Financial Services .............................................................................. 233,269 19 .9
Health Care ........................................................................................ 30,472 2 .6
Materials and Processing ................................................................... 69,705 6 .0
Producer Durables .............................................................................. 82,089 7 .0
Technology ......................................................................................... 402,370 34 .4
Utilities ............................................................................................... 34,189 2 .9

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 95
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Preferred Stocks
Consumer Discretionary .................................................................... 504 0 .1
Energy ................................................................................................ 3,300 0 .3
Financial Services .............................................................................. 5,042 0 .4
Technology ......................................................................................... 9,189 0 .8
Utilities ............................................................................................... 2,585 0 .2
Short-Term Investments .............................................................
37,676 3 .2
Total Investments ............................................................................... 1,157,185 98 .9
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 14,521 $ 944,190 $ 921,011 $ (26) $ 2 $ 37,676 $ 1,028 $ —

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.8%
Consumer Discretionary - 12.6%
Abercrombie & Fitch Co. Class A(Æ) 277,959 27,668
Amazon.com, Inc.(Æ) 1,737,139 471,772
Autoliv, Inc. 32,888 4,051
AutoZone, Inc.(Æ) 3,781 11,404
Best Buy Co., Inc. 147,294 12,706
Capri Holdings, Ltd.(Æ) 255,643 4,072
Cava Group, Inc.(Æ) 232,660 15,176
Charter Communications, Inc. Class A(Æ) 4,616 669
Chipotle Mexican Grill, Inc.(Æ) 396,617 14,762
Comcast Corp. Class A 424,525 10,172
Costco Wholesale Corp. 119,777 114,015
Coupang, Inc.(Æ) 299,116 4,891
Curtiss-Wright Corp. 6,314 4,571
Deckers Outdoor Corp.(Æ) 39,059 3,784
Diageo PLC - ADR 47,097 4,147
Dollar General Corp. 266,478 33,856
Dollar Tree, Inc.(Æ) 182,184 23,176
Domino's Pizza, Inc. 17,068 5,930
DR Horton, Inc. 169,618 24,266
DraftKings, Inc. Class A(Æ) 158,214 3,715
eBay, Inc. 104,434 11,907
Expedia Group, Inc. 5,900 1,739
Ford Motor Co. 577,448 8,477
Fox Corp. Class A 190,145 11,072
Garmin, Ltd. 46,864 13,768
General Motors Co. 608,371 54,060
Grand Canyon Education, Inc.(Æ) 17,657 2,566
Hilton Worldwide Holdings, Inc. 58,633 18,791
Home Depot, Inc. (The) 75,922 25,203
Lennar Corp. Class A 68,798 5,665
Lennar Corp. Class B 56 5
Leonardo DRS, Inc. 108,480 4,995
Liberty Live Holdings, Inc. Class A(Æ) 21,159 2,004
Live Nation Entertainment, Inc.(Æ) 149,281 25,994
Lowe's Cos., Inc. 185,439 38,536
Marriott International, Inc. Class A 7,893 2,943
McDonald's Corp. 5,663 1,533
MGM Resorts International(Æ) 221,974 9,893
Netflix, Inc.(Æ) 733,420 52,594
New York Times Co. (The) Class A 69,057 5,172
News Corp. Class A 251,088 6,920
nVent Electric PLC 6,066 933
NVR, Inc.(Æ) 875 5,379
O'Reilly Automotive, Inc.(Æ) 596,025 53,255
Polaris, Inc. 110,327 7,401
PulteGroup, Inc. 240,752 30,448
QXO, Inc.(Æ) 76,861 1,022
Ross Stores, Inc. 30,823 7,739
Royal Caribbean Cruises, Ltd. 10,518 3,348
RTX Corp. 228,015 49,073
Starbucks Corp. 245,107 25,797
Tapestry, Inc. 78,600 11,976
Target Corp. 119,240 17,229
Tesla, Inc.(Æ) 257,915 80,266
TJX Cos., Inc. (The) 206,593 32,505
Tractor Supply Co. 121,223 3,730
Travel + Leisure Co. 124,434 9,459
Ulta Beauty, Inc.(Æ) 22,507 11,542
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Versant Media Group, Inc. 369,399 13,295
Walmart, Inc. 526,143 58,507
Walt Disney Co. (The) 95,095 9,147
Warner Bros Discovery, Inc.(Æ) 108,314 2,849
Wyndham Hotels & Resorts, Inc. 92,597 6,932
Yum China Holdings, Inc. 29,534 1,423
Yum! Brands, Inc. 284,366 43,588
1,585,483
Consumer Staples - 2.8%
Ambev SA - ADR 3,573,200 11,113
Archer-Daniels-Midland Co. 368,863 29,240
Church & Dwight Co., Inc. 14,788 1,461
Clorox Co. (The) 91,589 8,750
Coca-Cola Co. (The) 102,679 8,994
Coca-Cola Europacific Partners PLC 72,498 7,936
Colgate-Palmolive Co. 79,641 7,271
Constellation Brands, Inc. Class A 18,440 2,401
Estee Lauder Cos., Inc. (The) Class A 245,643 20,609
Haleon PLC - ADR 958,773 9,463
Hershey Co. (The) 12,749 2,232
Ingredion, Inc. 138,487 13,774
Kenvue, Inc. 107,506 2,068
Keurig Dr Pepper, Inc. 14,941 465
Kimberly-Clark Corp. 163,875 17,913
Kroger Co. (The) 975,852 56,346
Magnum Ice Cream Co. NV (The)(Æ) 3,016 56
Molson Coors Beverage Co. Class B 173,119 7,195
Mondelez International, Inc. Class A 349,771 21,794
Monster Beverage Corp.(Æ) 399,796 38,532
PepsiCo, Inc. 131,961 18,417
Philip Morris International, Inc. 112,197 21,409
Procter & Gamble Co. (The) 141,401 20,431
Smithfield Foods, Inc. 43,035 1,121
Sprouts Farmers Market, Inc.(Æ) 29,651 2,584
Sysco Corp. 51,834 4,418
Tyson Foods, Inc. Class A 186,140 10,789
Unilever PLC - ADR 13,408 850
347,632
Energy - 3.1%
Baker Hughes Co. 191,902 11,608
BP PLC - ADR 91,575 4,141
Canadian Natural Resources, Ltd. 278,164 13,263
Chevron Corp. 225,302 44,346
Devon Energy Corp. 171,072 7,721
Diamondback Energy, Inc. 114,378 23,213
Eaton Corp. PLC 105,586 43,839
EOG Resources, Inc. 104,447 15,530
EQT Corp. 44,879 2,392
ExxonMobil Holdings Corp. 661,848 102,878
First Solar, Inc.(Æ) 15,109 3,188
Halliburton Co. 245,512 7,918
Marathon Petroleum Corp. 64,204 20,319
Phillips 66 103,255 21,857
Shell PLC - ADR 311,134 28,618
Valero Energy Corp. 128,835 40,312
391,143

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 14.5%
AerCap Holdings NV 366,426 55,294
Affirm Holdings, Inc.(Æ) 43,263 3,094
Aflac, Inc. 25,549 3,257
Alexandria Real Estate Equities, Inc.(ö) 312,144 16,060
Allstate Corp. (The) 132,623 35,023
American Express Co. 170,417 57,303
American Tower Corp.(ö) 86,616 15,016
Ameriprise Financial, Inc. 5,878 3,209
Annaly Capital Management, Inc.(ö) 99,532 2,261
Aon PLC Class A 59,307 21,383
Apollo Global Management, Inc. 159,449 20,025
Arthur J Gallagher & Co. 27,370 6,827
Assurant, Inc. 5,910 1,650
AvalonBay Communities, Inc.(ö) 5,000 928
Bank of America Corp. 820,165 50,809
Bank of New York Mellon Corp. (The) 138,223 21,608
Berkshire Hathaway, Inc. Class B(Æ) 185,181 94,728
Blackstone, Inc. 97,955 12,514
Capital One Financial Corp. 210,406 43,977
Carlyle Group, Inc. (The) 606,257 27,900
Charles Schwab Corp. (The) 407,783 42,915
Chubb, Ltd. 142,769 50,066
Cincinnati Financial Corp. 26,369 4,685
Citigroup, Inc. 555,573 73,586
Citizens Financial Group, Inc. 462,301 33,124
CME Group, Inc. 14,101 3,776
East West Bancorp, Inc. 28,223 3,697
Equinix, Inc.(ö) 35,357 36,039
Evercore, Inc. Class A 14,201 4,552
Everest Group, Ltd. 900 337
Fifth Third Bancorp 223,451 12,625
First Citizens BancShares, Inc. Class A 1,845 4,034
Global Payments, Inc. 418,677 35,202
Globe Life, Inc. 116,150 21,168
Goldman Sachs Group, Inc. (The) 12,071 12,293
Hartford Insurance Group, Inc. (The) 63,811 9,055
Healthpeak Properties, Inc.(ö) 581,684 12,698
Host Hotels & Resorts, Inc.(ö) 478,642 12,028
Howard Hughes Holdings, Inc.(Æ) 192,343 12,295
Huntington Bancshares, Inc. 831,115 14,162
Interactive Brokers Group, Inc. Class A 158,412 13,939
Intercontinental Exchange, Inc. 163,857 24,985
JPMorgan Chase & Co. 357,953 125,924
Kimco Realty Corp.(ö) 434,379 11,068
Markel Group, Inc.(Æ) 9,476 17,837
Mastercard, Inc. Class A 227,897 130,608
MetLife, Inc. 171,966 16,531
Millrose Properties, Inc.(ö) 237,078 6,633
Mobility Global, Inc. 136,568 2,783
Moody's Corp. 58,542 28,005
Morgan Stanley 198,001 41,663
Northern Trust Corp. 96,451 17,572
PNC Financial Services Group, Inc. (The) 22,409 5,599
Progressive Corp. (The) 211,574 44,731
Prologis, Inc.(ö) 21,459 3,103
Prudential Financial, Inc. 67,246 8,209
Public Storage(ö) 20,445 6,628
Raymond James Financial, Inc. 88,409 15,558
Regions Financial Corp. 755,927 23,396
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Reinsurance Group of America, Inc. 57,212 13,551
S&P Global, Inc. 136,568 56,257
Simon Property Group, Inc.(ö) 3 1
State Street Corp. 42,925 7,905
Stifel Financial Corp. 253,789 21,042
StoneX Group, Inc.(Æ) 142,274 10,894
Synchrony Financial 264,937 20,080
Travelers Cos., Inc. (The) 26,691 9,992
Truist Financial Corp. 8,224 426
US Bancorp 11,100 699
Visa, Inc. Class A 289,631 106,043
Voya Financial, Inc. 21,215 2,109
W.R. Berkley Corp. 98,367 7,136
Webster Financial Corp. 19,386 1,497
Wells Fargo & Co. 1,096,460 94,789
Welltower, Inc.(ö) 58,700 13,762
Western Alliance Bancorp 70,574 5,681
Willis Towers Watson PLC 55,424 18,618
1,826,457
Health Care - 8.6%
10X Genomics, Inc. Class A(Æ) 305,338 14,433
Abbott Laboratories 254,958 26,949
AbbVie, Inc. 205,697 51,618
Agilent Technologies, Inc. 210,212 29,087
Align Technology, Inc.(Æ) 15,988 2,705
Amgen, Inc. 53,187 20,486
AstraZeneca PLC 34,106 5,786
Becton Dickinson & Co. 1,334 221
Biogen, Inc.(Æ) 10,200 2,070
BioMarin Pharmaceutical, Inc.(Æ) 192,537 11,556
Boston Scientific Corp.(Æ) 316,391 14,785
Bristol-Myers Squibb Co. 71,167 4,648
Centene Corp.(Æ) 401,927 25,008
Cigna Group (The) 74,733 20,854
CVS Health Corp. 490,183 51,190
Danaher Corp. 208,019 40,560
Edwards Lifesciences Corp.(Æ) 160,496 13,814
Elevance Health, Inc. 58,028 21,809
Eli Lilly & Co. 60,108 69,054
Exelixis, Inc.(Æ) 203,432 10,788
GE HealthCare Technologies, Inc. 10,656 725
Genmab A/S - ADR(Æ) 342,344 9,883
Gilead Sciences, Inc. 58,798 7,656
GSK PLC - ADR 450,872 23,306
HCA Healthcare, Inc. 17,182 6,917
Henry Schein, Inc.(Æ) 92,338 7,918
Humana, Inc. 57,093 20,774
Icon PLC(Æ) 152,109 24,880
IDEXX Laboratories, Inc.(Æ) 52,668 29,445
Incyte Corp.(Æ) 101,123 12,086
Intuitive Surgical, Inc.(Æ) 107,538 37,996
Johnson & Johnson 284,416 72,910
Koninklijke Philips NV 326,623 8,590
Labcorp Holdings, Inc. 10,723 3,316
McKesson Corp. 54,558 46,712
Medtronic PLC 82,229 7,022
Merck & Co., Inc. 124,130 16,162
Moderna, Inc.(Æ) 233,009 12,774
Molina Healthcare, Inc.(Æ) 28,004 5,478

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Neurocrine Biosciences, Inc.(Æ) 25,428 4,241
Novo Nordisk A/S - ADR 131,101 6,172
Oscar Health, Inc. Class A(Æ) 154,276 4,816
Pfizer, Inc. 137,510 3,439
Regeneron Pharmaceuticals, Inc. 69,627 53,100
ResMed, Inc. 11,906 2,512
Royalty Pharma PLC Class A 314,363 18,368
Stryker Corp. 30,428 9,910
Thermo Fisher Scientific, Inc. 34,905 20,046
UnitedHealth Group, Inc. 223,439 92,593
Universal Health Services, Inc. Class B 24,354 4,102
Veeva Systems, Inc. Class A(Æ) 27,266 5,556
Vertex Pharmaceuticals, Inc.(Æ) 51,106 24,383
Viatris, Inc. 768,147 13,489
Waters Corp.(Æ) 24,757 9,341
West Pharmaceutical Services, Inc. 70,581 24,065
Zoetis, Inc. 13,700 1,059
1,089,163
Materials and Processing - 2.7%
Air Products and Chemicals, Inc. 1,928 569
Ball Corp. 163,735 10,626
Carrier Global Corp. 231,724 14,323
Celanese Corp. 134,749 6,026
CF Industries Holdings, Inc. 7,466 935
Commercial Metals Co. 133,378 9,166
Copart, Inc.(Æ) 182,984 5,328
Core & Main, Inc. Class A(Æ) 56,376 2,479
Crown Holdings, Inc. 20,524 2,419
DuPont de Nemours, Inc. 91,139 12,486
Ecolab, Inc. 98,808 27,432
Fastenal Co. 46,174 2,203
General Electric Co. 89,965 32,394
Huntsman Corp. 584,684 5,707
Ingevity Corp.(Æ) 4,417 323
Johnson Controls International PLC 20,895 3,064
Linde PLC 127,662 61,071
Martin Marietta Materials, Inc. 17,986 9,445
Masco Corp. 34,631 2,475
Mohawk Industries, Inc.(Æ) 50,385 6,202
NewMarket Corp. 3,892 3,309
Newmont Corp. 49,580 4,646
Nucor Corp. 8,039 2,068
Owens Corning 10,445 1,451
Packaging Corp. of America 39,823 9,790
PPG Industries, Inc. 4,923 544
Qnity Electronics, Inc. 159,642 20,942
Reliance, Inc. 6,664 2,706
Rio Tinto PLC - ADR 37,916 3,672
Royal Gold, Inc. 14,458 2,868
Sherwin-Williams Co. (The) 9,698 3,306
Smurfit WestRock PLC 257,917 11,856
Solstice Advanced Materials, Inc. 30,929 1,861
Southern Copper Corp. 657 120
Steel Dynamics, Inc. 34,119 8,573
Trane Technologies PLC 101,010 45,954
338,339
Producer Durables - 6.9%
3M Co. 24,601 4,337
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alaska Air Group, Inc.(Æ) 46,980 2,229
American Airlines Group, Inc.(Æ) 668,610 10,210
Amphenol Corp. Class A 275,408 44,258
Argan, Inc. 8,290 4,729
Automatic Data Processing, Inc. 76,295 20,330
Canadian Pacific Kansas City, Ltd. 164,809 14,650
CH Robinson Worldwide, Inc. 23,178 3,424
CNH Industrial NV 910,363 9,331
Comfort Systems USA, Inc. 8,751 15,137
Corpay, Inc.(Æ) 57,456 21,954
CSX Corp. 485,288 24,458
Cummins, Inc. 23,669 15,011
Deere & Co. 58,675 34,775
Delta Air Lines, Inc. 607,382 53,109
Dover Corp. 26,181 5,357
EMCOR Group, Inc. 3,214 2,563
Esab Corp. 29,041 2,513
Expeditors International of Washington, Inc. 28,604 4,802
FedEx Corp. 125,584 38,605
FedEx Freight Holding Co., Inc.(Æ) 62,792 8,824
Fluor Corp.(Æ) 55,776 2,798
Fortive Corp. 2,085 123
FTI Consulting, Inc.(Æ) 11,251 1,793
GE Vernova, Inc. 7,992 7,914
General Dynamics Corp. 33,727 12,932
Honeywell Aerospace, Inc.(Æ) 61,858 12,789
Honeywell International, Inc. 61,858 15,035
Howmet Aerospace, Inc. 94,087 26,557
Huntington Ingalls Industries, Inc. 51,434 16,791
Illinois Tool Works, Inc. 1,831 525
Ingersoll Rand, Inc. 185,713 15,485
JB Hunt Transport Services, Inc. 38,898 10,571
Kirby Corp.(Æ) 8,376 1,098
L3Harris Technologies, Inc. 11,295 3,129
Lamb Weston Holdings, Inc. 73,664 3,871
Landstar System, Inc. 70,061 12,245
Lockheed Martin Corp. 45,492 26,510
Magna International, Inc. 94,936 6,513
Mettler-Toledo International, Inc.(Æ) 16,183 22,920
Middleby Corp. (The)(Æ) 24,564 3,281
Midera Food Processing, Inc.(Æ) 24,564 1,178
Mueller Industries, Inc. 65,624 4,358
Norfolk Southern Corp. 42,340 14,204
Northrop Grumman Corp. 11,110 6,027
Old Dominion Freight Line, Inc. 49,950 10,596
Otis Worldwide Corp. 94,005 6,764
PACCAR, Inc. 60,253 7,994
Parker-Hannifin Corp. 9,867 9,635
Pentair PLC 147,694 9,665
Phinia, Inc. 8,939 658
Powell Industries, Inc. 12,376 2,583
Ralliant Corp. 695 45
Regal Rexnord Corp. 93,398 19,168
Scotts Miracle-Gro Co. (The) 390 26
Southwest Airlines Co. 140,245 6,307
Textron, Inc. 261,296 22,278
TransDigm Group, Inc. 6,077 7,623
TransUnion 396,291 31,156
Union Pacific Corp. 57,200 16,710
United Airlines Holdings, Inc.(Æ) 233,018 28,272

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Rentals, Inc. 23,789 25,674
Veralto Corp. 69,339 6,530
Verisk Analytics, Inc. 45,356 8,838
Vontier Corp. 741,366 23,820
Waste Management, Inc. 4,229 958
Westinghouse Air Brake Technologies Corp. 185,232 53,877
868,430
Technology - 43.5%
Accenture PLC Class A 48,337 8,020
Adobe, Inc.(Æ) 162,698 40,741
Advanced Micro Devices, Inc.(Æ) 223,010 106,186
Airbnb, Inc. Class A(Æ) 44,425 6,731
Allegion PLC 17,438 2,745
Alphabet, Inc. Class A 959,184 341,594
Alphabet, Inc. Class C 1,254,997 447,595
Analog Devices, Inc. 83,183 30,562
Apple, Inc. 2,530,289 781,632
Applied Materials, Inc. 171,585 87,109
Arista Networks, Inc.(Æ) 57,233 10,322
ASML Holding NV 1,204 1,961
Atlassian Corp. Class A(Æ) 81,313 8,214
Autodesk, Inc.(Æ) 105,904 24,803
Booking Holdings, Inc. 325,026 62,697
Broadcom, Inc. 724,483 282,027
CACI International, Inc. Class A(Æ) 4,386 2,183
Cadence Design Systems, Inc.(Æ) 7,428 2,526
Cirrus Logic, Inc.(Æ) 255,498 33,049
Cisco Systems, Inc. 601,086 69,720
Cognizant Technology Solutions Corp.
Class A 60,920 3,372
Corning, Inc. 17,165 2,373
Corteva, Inc. 230,444 18,138
Crowdstrike Holdings, Inc. Class A(Æ) 345,249 65,894
Datadog, Inc. Class A(Æ) 102,996 27,600
Dell Technologies, Inc. Class C 66,959 27,143
DocuSign, Inc.(Æ) 216,693 11,881
Dropbox, Inc. Class A(Æ) 981,630 31,962
EchoStar Corp. Class A(Æ) 171,100 14,388
Electronic Arts, Inc. 51,566 10,822
F5, Inc.(Æ) 12,816 5,159
Fidelity National Information Services, Inc. 2,700 121
Fortinet, Inc.(Æ) 225,889 36,583
GoDaddy, Inc. Class A(Æ) 230,778 19,095
HP, Inc. 96,623 2,635
International Business Machines Corp. 8,601 1,924
Intuit, Inc. 142,776 45,127
Jabil, Inc. 69,502 21,897
KLA Corp. 60,251 11,015
Lam Research Corp. 475,442 139,314
Manhattan Associates, Inc.(Æ) 87,541 16,752
Maplebear, Inc.(Æ) 337,004 15,030
Match Group, Inc. 621,454 24,491
Meta Platforms, Inc. Class A 380,320 211,728
Micron Technology, Inc. 377,368 310,585
Microsoft Corp. 1,307,164 607,465
Motorola Solutions, Inc. 72,772 31,710
Nutanix, Inc. Class A(Æ) 156,551 9,238
NVIDIA Corp. 4,471,200 897,593
NXP Semiconductors NV 52,598 12,053
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ON Semiconductor Corp.(Æ) 381,773 31,156
Oracle Corp. 172,304 22,377
Palantir Technologies, Inc. Class A(Æ) 102,678 12,636
Palo Alto Networks, Inc.(Æ) 125,768 41,734
Pinterest, Inc. Class A(Æ) 375,706 9,021
Qorvo, Inc.(Æ) 84,430 7,647
QUALCOMM, Inc. 68,142 10,058
Roku, Inc.(Æ) 30,266 4,389
Roper Technologies, Inc. 36,692 14,382
Salesforce, Inc. 173,526 31,932
Sandisk Corp.(Æ) 16,215 19,698
SAP SE - ADR 53,046 9,740
Seagate Technology Holdings PLC 70,347 60,226
SentinelOne, Inc. Class A(Æ) 32,220 614
ServiceNow, Inc.(Æ) 253,052 28,147
Snowflake, Inc.(Æ) 140,554 41,222
Synopsys, Inc.(Æ) 20,135 7,828
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 149,120 60,282
TD SYNNEX Corp. 41,727 10,670
TE Connectivity PLC 47,108 9,690
Texas Instruments, Inc. 79,192 21,836
VeriSign, Inc. 102,381 29,693
Workday, Inc. Class A(Æ) 84,908 13,614
Zoom Communications, Inc.(Æ) 44,486 4,274
Zscaler, Inc.(Æ) 19,160 2,897
5,489,268
Utilities - 3.1%
American Electric Power Co., Inc. 24,778 3,168
AT&T, Inc. 1,106,448 25,725
CenterPoint Energy, Inc. 401,392 16,874
Cheniere Energy, Inc. 73,004 19,242
CMS Energy Corp. 37,178 2,676
ConocoPhillips 420,040 50,606
Consolidated Edison, Inc. 89,657 9,759
Constellation Energy Corp. 24,576 6,457
DT Midstream, Inc. 31,773 4,385
DTE Energy Co. 6,566 931
Duke Energy Corp. 80,474 10,094
Edison International 335,146 24,590
Entergy Corp. 241,450 25,985
Exelon Corp. 347,748 15,934
FirstEnergy Corp. 283,393 13,691
NextEra Energy, Inc. 211,957 18,423
NiSource, Inc. 38,538 1,712
NRG Energy, Inc. 428,588 57,555
PG&E Corp. 529,059 9,195
Public Service Enterprise Group, Inc. 14,344 1,100
Sempra 97,052 8,594
Southern Co. (The) 159 15
Southwest Gas Holdings, Inc. 33,464 2,992
T-Mobile US, Inc. 109,803 18,964
Verizon Communications, Inc. 51,038 2,389
Xcel Energy, Inc. 476,083 37,230
388,286
Total Common Stocks
(cost $4,728,165) 12,324,201

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warrants and Rights - 0.0%
ABIOMED, Inc.(Æ)(Š)
Rights 9,546 —
Total Warrants and Rights
(cost $10) —
Short-Term Investments - 2.0%
U.S. Cash Management Fund(@) 259,581,332
(∞)
259,530
Total Short-Term Investments
(cost $259,490) 259,530
Total Investments - 99.8%
(identified cost $4,987,665) 12,583,731
Other Assets and Liabilities,
Net - 0.2%
20,066
Net Assets - 100.0%
12,603,797

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 101
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 495 USD 186,101 09/26 707
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 707
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 1,585,483 $ — $ —
$ —
$ 1,585,483
Consumer Staples 347,632 — —
—
347,632
Energy 391,143 — —
—
391,143
Financial Services 1,826,457 — —
—
1,826,457
Health Care 1,089,163 — —
—
1,089,163
Materials and Processing 338,339 — —
—
338,339
Producer Durables 868,430 — —
—
868,430
Technology 5,489,268 — —
—
5,489,268
Utilities 388,286 — —
—
388,286
Warrants and Rights — — — — —
Short-Term Investments — — — 259,530 259,530
Total Investments
12,324,201 — — 259,530 12,583,731
Other Financial Instruments
Assets
Futures Contracts 707 — — — 707
Total Other Financial Instruments
*
$ 707 $ — $ — $ — $ 707
* Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed U.S. Large Cap Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 184,834 $ 779,024 $ 704,347 $ (10) $ 29 $ 259,530 $ 5,318 $ —

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.0%
Consumer Discretionary - 12.3%
Academy Sports & Outdoors, Inc. 27,142 1,288
Advance Auto Parts, Inc. 107,877 5,991
AMC Global Media, Inc.(Æ) 327,056 3,663
American Eagle Outfitters, Inc. 86,471 1,486
APi Group Corp.(Æ) 211,233 8,382
Atkore, Inc. 11,750 857
Atlanta Braves Holdings, Inc. Class C(Æ) 38,558 1,960
Atmus Filtration Technologies, Inc. 52,934 2,733
Bath & Body Works, Inc. 27,381 551
Beazer Homes USA, Inc.(Æ) 91,267 2,930
Bel Fuse, Inc. Class B 32,441 8,823
BJ's Restaurants, Inc.(Æ) 21,405 1,447
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 992
Boot Barn Holdings, Inc.(Æ) 25,777 3,841
BorgWarner, Inc. 55,659 3,548
Boyd Gaming Corp. 15,720 1,337
Brightstar Lottery PLC 47,959 482
Brinker International, Inc.(Æ) 19,584 4,185
Brunswick Corp. 95,217 7,522
Caesars Entertainment, Inc.(Æ) 148,940 4,431
Caleres, Inc. 34,500 443
Capri Holdings, Ltd.(Æ) 22,242 354
Carter's, Inc. 8,753 338
Carvana Co.(Æ) 40,000 2,494
Cavco Industries, Inc.(Æ) 5,602 3,064
Central Garden & Pet Co. Class A(Æ) 89,935 3,409
Century Communities, Inc. 52,290 3,512
Cheesecake Factory, Inc. (The) 22,697 2,302
Churchill Downs, Inc. 11,140 939
Crocs, Inc.(Æ) 3,988 510
Dana, Inc. 9,122 246
Deckers Outdoor Corp.(Æ) 7,838 759
Dick's Sporting Goods, Inc. 29,536 5,786
Domino's Pizza, Inc. 7,114 2,472
Douglas Dynamics, Inc. 32,370 1,428
Ethan Allen Interiors, Inc. 16,761 375
EW Scripps Co. (The) Class A(Æ) 156,385 439
FactSet Research Systems, Inc. 3,388 892
First Watch Restaurant Group, Inc.(Æ) 137,308 1,764
FirstCash Holdings, Inc. 9,286 1,894
Five Below, Inc.(Æ) 23,040 5,003
Floor & Decor Holdings, Inc. Class A(Æ) 37,971 2,186
Forestar Group, Inc.(Æ) 45,638 1,285
Genesco, Inc.(Æ) 39,330 1,503
Genius Sports, Ltd.(Æ) 113,496 787
Gentherm, Inc.(Æ) 38,134 1,547
G-III Apparel Group, Ltd. 102,119 3,718
Grand Canyon Education, Inc.(Æ) 15,870 2,307
Gray Media, Inc. 153,592 621
Green Brick Partners, Inc.(Æ) 28,092 1,987
Group 1 Automotive, Inc. 2,622 752
Hamilton Beach Brands Holding Co. Class
A 29,728 683
Harley-Davidson, Inc. 19,170 470
Hilton Grand Vacations, Inc.(Æ) 14,163 653
Hovnanian Enterprises, Inc. Class A(Æ) 1,186 147
Johnson Outdoors, Inc. Class A 42,609 1,999
Kontoor Brands, Inc. 54,227 4,541
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kura Sushi USA, Inc. Class A(Æ) 15,144 698
Leonardo DRS, Inc. 33,432 1,540
Life Time Group Holdings, Inc.(Æ) 53,970 2,434
Light & Wonder, Inc.(Æ) 24,104 1,946
Lionsgate Studios Corp.(Æ) 44,035 585
Lithia Motors, Inc. 16,816 6,481
Macy's, Inc. 48,609 1,206
Madison Square Garden Entertainment
Corp.(Æ) 9,896 765
Magnite, Inc.(Æ) 19,166 370
Marriott Vacations Worldwide Corp. 52,243 5,094
Meritage Homes Corp. 39,547 2,776
Monro, Inc. 14,936 183
Newell Brands, Inc. 691,908 3,875
News Corp. Class A 78,742 2,170
Nexstar Media Group, Inc. 26,169 4,986
nVent Electric PLC 34,460 5,301
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 2,850
Omnicom Group, Inc. 4,879 384
OneWater Marine, Inc. Class A(Æ) 292,888 3,588
Patrick Industries, Inc. 11,787 973
Peloton Interactive, Inc. Class A(Æ) 253,768 1,622
Penn Entertainment, Inc.(Æ) 190,282 3,906
PriceSmart, Inc. 3,284 637
PulteGroup, Inc. 8,808 1,114
PVH Corp. 26,694 2,313
QXO, Inc.(Æ) 133,905 1,781
RB Global, Inc. 8,866 973
Revolve Group, Inc.(Æ) 12,423 312
Rocket Lab Corp.(Æ) 1,850 120
Rocky Brands, Inc. 8,173 399
Service Corp. International 12,051 1,039
SharkNinja, Inc.(Æ) 3,738 605
Shoe Station Group, Inc. 537,679 8,173
Signet Jewelers, Ltd. 27,306 2,537
Sirius XM Holdings, Inc. 1,755 52
Sphere Entertainment Co.(Æ) 11,209 1,606
Starz Entertainment Corp.(Æ) 140,639 3,659
Texas Roadhouse, Inc. 9,894 2,033
Thor Industries, Inc. 55,877 4,189
Toll Brothers, Inc. 10,396 1,517
Transcat, Inc.(Æ) 5,568 475
Travel + Leisure Co. 35,817 2,723
United Parks & Resorts, Inc.(Æ) 54,207 2,419
Urban Outfitters, Inc.(Æ) 43,349 3,216
Valvoline, Inc.(Æ) 46,246 1,776
Versant Media Group, Inc. 117,117 4,215
VF Corp. 180,098 2,579
Vicor Corp.(Æ) 2,004 416
Victoria's Secret & Co.(Æ) 56,924 5,048
Wayfair, Inc. Class A(Æ) 24,280 2,061
Weyco Group, Inc. 7,024 274
Wingstop, Inc. 11,105 1,438
Wolverine World Wide, Inc. 76,678 1,509
Wyndham Hotels & Resorts, Inc. 11,079 829
YETI Holdings, Inc.(Æ) 80,234 3,927
Ziff Davis, Inc.(Æ) 32,717 1,737
251,492

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 4.1%
Alico, Inc. 4,993 188
Aramark 66,621 3,795
Arko Corp. 112,201 896
BellRing Brands, Inc.(Æ) 185,552 2,299
Casey's General Stores, Inc. 17,092 14,887
Chefs' Warehouse Holdings, Inc. (The)(Æ) 55,255 6,374
Clorox Co. (The) 26,256 2,508
elf Beauty, Inc.(Æ) 15,874 1,316
Herbalife, Ltd.(Æ) 113,091 1,405
Ingredion, Inc. 29,214 2,906
Interparfums, Inc. 47,758 5,948
Kimberly-Clark de Mexico SAB de CV
Class A 341,280 792
Marzetti Co. (The) 23,124 2,471
McCormick & Co., Inc. 48,555 2,471
MGP Ingredients, Inc. 5,280 93
Mission Produce, Inc.(Æ) 8,614 109
Natural Grocers by Vitamin Cottage, Inc. 13,877 445
Nomad Foods, Ltd. 830,887 9,888
Performance Food Group Co.(Æ) 16,935 1,937
Pilgrim's Pride Corp. 57,405 1,571
Post Holdings, Inc.(Æ) 5,407 494
Primo Brands Corp. 155,496 3,530
Smithfield Foods, Inc. 100,380 2,614
Spectrum Brands Holdings, Inc. 29,004 2,575
Sprouts Farmers Market, Inc.(Æ) 16,574 1,445
United Natural Foods, Inc.(Æ) 64,087 3,257
US Foods Holding Corp.(Æ) 27,044 2,720
Vita Coco Co., Inc. (The)(Æ) 47,311 3,120
Warby Parker, Inc. Class A(Æ) 34,457 920
Weis Markets, Inc. 9,522 734
83,708
Energy - 3.4%
Alpha Metallurgical Resources, Inc.(Æ) 4,962 681
Antero Resources Corp.(Æ) 85,085 3,075
Centrus Energy Corp. Class A(Æ) 14,433 2,554
Core Natural Resources, Inc. 7,881 629
Delek US Holdings, Inc. 18,526 1,257
DNOW, Inc.(Æ) 167,410 2,364
Enphase Energy, Inc.(Æ) 25,413 954
First Solar, Inc.(Æ) 3,225 681
Helix Energy Solutions Group, Inc.(Æ) 319,081 3,034
HF Sinclair Corp. 48,975 4,480
Innovex International, Inc.(Æ) 19,199 539
Kodiak Gas Services, Inc. 50,976 2,993
Liberty Energy, Inc. 80,925 1,514
Mammoth Energy Services, Inc.(Æ) 54,843 145
Matador Resources Co. 47,077 2,349
National Energy Services Reunited Corp.
(Æ) 27,751 748
Natural Gas Services Group, Inc. 23,760 871
NPK International, Inc.(Æ) 345,781 4,319
Oil States International, Inc.(Æ) 127,995 1,038
Par Pacific Holdings, Inc.(Æ) 56,998 4,903
Pason Systems, Inc. 155,211 1,373
Patterson-UTI Energy, Inc. 265,590 2,783
ProPetro Holding Corp.(Æ) 59,363 659
Seadrill, Ltd.(Æ) 28,146 1,262
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Select Water Solutions, Inc. 335,978 6,222
SM Energy Co. 15,506 504
Solaris Energy Infrastructure, Inc. 55,034 2,829
TechnipFMC PLC 13,379 959
Transocean, Ltd.(Æ) 868,370 4,620
Valaris, Ltd.(Æ) 18,800 1,489
Viper Energy, Inc. Class A 50,681 2,261
Weatherford International PLC 70,496 6,189
70,278
Financial Services - 20.2%
Affiliated Managers Group, Inc. 11,012 4,038
Agree Realty Corp.(ö) 6,921 538
Alpine Income Property Trust, Inc.(ö) 34,296 692
Ameris Bancorp 36,938 3,221
AMERISAFE, Inc. 174,648 5,072
Apple Hospitality REIT, Inc.(ö) 177,379 2,928
Associated Banc-Corp. 20,340 628
Assurant, Inc. 5,539 1,546
Assured Guaranty, Ltd. 108,921 9,010
Atlanticus Holdings Corp.(Æ) 5,249 554
Axis Capital Holdings, Ltd. 52,079 5,485
Axos Financial, Inc.(Æ) 11,131 1,129
Banc of California, Inc. 130,316 2,496
Bancorp, Inc. (The)(Æ) 29,842 2,001
Bank of NT Butterfield & Son, Ltd. (The) 795 49
Bank OZK 87,262 4,477
BankUnited, Inc. 65,135 3,039
Banner Corp. 16,392 1,154
BGC Group, Inc. Class A 296,615 3,417
Bridgewater Bancshares, Inc.(Æ) 171,412 3,510
Brighthouse Financial, Inc.(Æ) 43,775 2,710
Burke & Herbert Financial Services Corp. 26,049 1,908
Cannae Holdings, Inc. 2,908 42
Carter Bankshares, Inc. 102,318 3,538
CBL & Associates Properties, Inc.(ö) 29,725 1,745
CNO Financial Group, Inc. 65,539 3,611
Cohen & Steers, Inc. 13,642 1,122
Columbia Banking System, Inc. 30,339 949
Community Financial System, Inc. 28,319 1,835
Compass, Inc. Class A(Æ) 52,734 601
Consumer Portfolio Services, Inc.(Æ) 3,021 28
CoStar Group, Inc.(Æ) 22,772 655
Crawford & Co. Class A 22,879 250
CTO Realty Growth, Inc.(ö) 38,171 839
Cushman & Wakefield, Ltd.(Æ) 175,702 2,358
Customers Bancorp, Inc.(Æ) 76,169 5,993
Dave, Inc.(Æ) 793 296
DiamondRock Hospitality Co.(ö) 377,896 5,003
Dime Commercial Bancshares, Inc. 56,911 2,320
Distribution Solutions Group, Inc.(Æ) 14,392 498
Diversified Healthcare Trust(ö) 787,184 7,006
Encore Capital Group, Inc.(Æ) 16,613 1,563
Enova International, Inc.(Æ) 30,176 7,669
EPR Properties(ö) 21,427 1,330
Equity Bancshares, Inc. Class A 49,936 2,531
Esquire Financial Holdings, Inc. 693 90
Essential Properties Realty Trust, Inc.(ö) 21,221 664
Everest Group, Ltd. 2,566 960
EZCORP, Inc. Class A(Æ) 64,535 1,921

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
F&G Annuities & Life, Inc. 58,831 1,681
FB Financial Corp. 33,853 2,044
Federal Agricultural Mortgage Corp. Class
C 14,346 3,265
First BanCorp 106,817 3,090
First Bank 179,499 3,326
First Commonwealth Financial Corp. 59,331 1,277
First Financial Bankshares, Inc. 11,559 406
First Horizon Corp. 98,309 2,521
First Industrial Realty Trust, Inc.(ö) 54,380 3,580
First Internet Bancorp 8,925 263
FirstService Corp. 3,056 431
FNB Corp. 90,478 1,710
Gaming and Leisure Properties, Inc.(ö) 47,461 2,126
GCM Grosvenor, Inc. Class A 87,725 1,095
Genworth Financial, Inc.(Æ) 133,983 1,317
German American Bancorp, Inc. 44,147 2,246
Glacier Bancorp, Inc. 133,294 6,570
Globe Life, Inc. 7,789 1,420
Goosehead Insurance, Inc. Class A(Æ) 10,049 623
HA Sustainable Infrastructure Capital, Inc. 17,278 654
Hamilton Insurance Group, Ltd. Class B 33,254 1,196
Hamilton Lane, Inc. Class A 26,009 2,312
Hanover Insurance Group, Inc. (The) 23,918 5,564
Happen, Inc.(Æ) 121,664 2,329
HBT Financial, Inc. 13,312 477
Hingham Institution for Savings (The) 9,261 2,641
Home BancShares, Inc. 119,152 3,702
Horace Mann Educators Corp. 60,714 3,164
Host Hotels & Resorts, Inc.(ö) 21,421 538
Houlihan Lokey, Inc. 46,738 5,865
Howard Hughes Holdings, Inc.(Æ) 48,143 3,077
Huntington Bancshares, Inc. 141,329 2,408
Independence Realty Trust, Inc.(ö) 61,288 1,019
Independent Bank Corp. 52,677 4,416
Industrial Logistics Properties Trust(ö) 300,450 2,587
International General Insurance Holdings,
Ltd. 301,956 8,428
InvenTrust Properties Corp.(ö) 50,472 1,787
Jackson Financial, Inc. Class A 62,653 7,661
John Wiley & Sons, Inc. Class A 44,483 2,322
Jones Lang LaSalle, Inc.(Æ) 14,647 5,200
Kimco Realty Corp.(ö) 83,091 2,117
Kinsale Capital Group, Inc. 2,136 761
Lamar Advertising Co. Class A(ö) 5,068 811
Lazard, Inc. 9,453 401
Live Oak Bancshares, Inc. 24,107 1,032
Macerich Co. (The)(ö) 20,510 530
Marex Group, Ltd. 102,519 6,656
Merchants Bancorp 48,465 2,674
Metropolitan Bank Holding Corp. 45,485 4,206
MGIC Investment Corp. 171,899 5,164
Mid-America Apartment Communities, Inc.
(ö) 2,685 355
Millrose Properties, Inc.(ö) 14,017 392
National Bank Holdings Corp. Class A 72,233 3,120
NETSTREIT Corp.(ö) 24,195 519
Newmark Group, Inc. Class A 311,588 4,672
NMI Holdings, Inc.(Æ) 57,349 2,541
NNN REIT, Inc.(ö) 36,275 1,724
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrim BanCorp, Inc. 60,716 1,610
OceanFirst Financial Corp. 38,060 735
OFG Bancorp 134,940 7,133
Old Second Bancorp, Inc. 106,577 2,695
OneMain Holdings, Inc. 5,743 359
Oportun Financial Corp.(Æ) 30,767 170
Origin Bancorp, Inc. 80,621 4,412
Pathward Financial, Inc. 24,076 2,124
Peapack-Gladstone Financial Corp. 18,179 836
Pebblebrook Hotel Trust(ö) 51,415 982
Pelagos Insurance Capital, Ltd. 138,933 3,514
Perella Weinberg Partners 95,814 1,691
Phillips Edison & Co., Inc.(ö) 14,682 624
Pinnacle Financial Partners, Inc. 17,668 1,859
Popular, Inc. 38,925 6,820
Postal Realty Trust, Inc. Class A(ö) 29,957 690
PRA Group, Inc.(Æ) 31,527 548
Primerica, Inc. 8,016 2,565
Prosperity Bancshares, Inc. 35,667 2,670
Radian Group, Inc. 51,019 1,989
Raymond James Financial, Inc. 29,861 5,255
Rayonier, Inc.(ö) 350,514 7,634
RE/MAX Holdings, Inc. Class A(Æ) 507,444 4,597
Reinsurance Group of America, Inc. 9,671 2,291
Remitly Global, Inc.(Æ) 91,071 2,074
RenaissanceRe Holdings, Ltd. 7,843 2,510
Renasant Corp. 24,218 1,055
Resolute Holdings Management, Inc.(Æ) 9,280 1,148
Rocket Cos., Inc. Class A(Æ) 34,423 444
Ryman Hospitality Properties, Inc.(ö) 31,325 4,187
Safehold, Inc.(ö) 244,098 3,949
Seacoast Banking Corp. of Florida 124,358 4,320
Selective Insurance Group, Inc. 41,173 3,903
Simmons First National Corp. Class A 39,362 929
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 2,774
Slide Insurance Holdings, Inc. 8,997 180
SLM Corp. 90,806 2,360
SoFi Technologies, Inc.(Æ) 28,491 465
Southern First Bancshares, Inc.(Æ) 52,615 3,283
Southern Missouri Bancorp, Inc. 31,039 2,403
SouthState Bank Corp. 42,421 4,458
St. Joe Co. (The) 28,774 1,791
Starwood Property Trust, Inc.(ö) 66,209 1,058
Stewart Information Services Corp. 26,394 1,784
Stock Yards Bancorp, Inc. 29,505 2,511
Sun Communities, Inc.(ö) 3,203 395
Tel Aviv Stock Exchange, Ltd. 173,483 6,698
TeraWulf, Inc.(Æ) 60,186 1,063
Terreno Realty Corp.(ö) 2,016 144
Texas Capital Bancshares, Inc. 28,980 2,865
TIC Solutions, Inc.(Æ) 25,311 185
Towne Bank 119,331 4,524
Tradeweb Markets, Inc. Class A 18,095 1,819
Transcontinental Realty Investors, Inc.(Æ)
(ö) 5,110 208
Triumph Financial, Inc.(Æ) 6,648 505
UMB Financial Corp. 9,870 1,438
United Community Banks, Inc. 20,570 729
Unum Group 50,722 4,368

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Virtus Investment Partners, Inc. 1,898 302
Vornado Realty Trust(ö) 133,058 5,241
Voya Financial, Inc. 66,637 6,626
Walker & Dunlop, Inc. 6,326 314
Webster Financial Corp. 50,085 3,868
Western Alliance Bancorp 15,686 1,263
412,976
Health Care - 13.9%
Abivax SA - ADR(Æ) 22,964 2,869
Acadia Healthcare Co., Inc.(Æ) 53,592 1,587
AdaptHealth Corp.(Æ) 157,253 1,698
Addus HomeCare Corp.(Æ) 42,282 4,883
Align Technology, Inc.(Æ) 11,931 2,018
Alphatec Holdings, Inc.(Æ) 412,225 3,924
Amneal Pharmaceuticals, Inc.(Æ) 161,781 2,964
Apogee Therapeutics, Inc.(Æ) 16,461 2,207
Arcus Biosciences, Inc.(Æ) 5,248 148
Arrowhead Pharmaceuticals, Inc.(Æ) 39,068 3,307
Ascendis Pharma A/S(Æ) 15,611 3,808
Avantor, Inc.(Æ) 662,084 9,124
Axsome Therapeutics, Inc.(Æ) 2,975 649
Billiontoone, Inc. Class A(Æ) 14,238 1,973
Biohaven, Ltd.(Æ) 7,390 100
BioLife Solutions, Inc.(Æ) 31,290 979
Bio-Techne Corp. 80,698 5,818
BridgeBio Pharma, Inc.(Æ) 92,408 7,401
Celcuity, Inc.(Æ) 33,884 2,927
CG Oncology, Inc.(Æ) 42,980 3,060
Charles River Laboratories International,
Inc.(Æ) 7,982 1,856
Chemed Corp. 4,610 2,454
Cogent Biosciences, Inc.(Æ) 62,438 2,431
Concentra Group Holdings Parent, Inc. 103,202 3,266
Cooper Cos, Inc. (The)(Æ) 8,232 595
CorVel Corp.(Æ) 35,961 2,160
Crinetics Pharmaceuticals, Inc.(Æ) 31,731 2,650
CRISPR Therapeutics AG(Æ) 251,923 12,090
Cytokinetics, Inc.(Æ) 32,551 2,511
DaVita, Inc.(Æ) 10,612 2,548
Definium Therapeutics, Inc.(Æ) 39,441 1,716
Dexcom, Inc.(Æ) 5,433 453
Dianthus Therapeutics, Inc.(Æ) 29,642 3,169
Edgewise Therapeutics, Inc.(Æ) 12,744 490
Elanco Animal Health, Inc.(Æ) 183,258 4,832
Encompass Health Corp. 51,986 5,774
Enliven Therapeutics, Inc.(Æ) 9,920 544
Enovis Corp.(Æ) 109,682 3,197
Ensign Group, Inc. (The) 29,828 5,314
Envista Holdings Corp.(Æ) 83,210 2,272
Erasca, Inc.(Æ) 50,609 919
Evolus, Inc.(Æ) 60,884 356
Guardant Health, Inc.(Æ) 29,926 4,848
Haemonetics Corp.(Æ) 20,950 1,792
Halozyme Therapeutics, Inc.(Æ) 30,665 2,531
HealthEquity, Inc.(Æ) 12,984 1,306
Henry Schein, Inc.(Æ) 22,661 1,943
Hinge Health, Inc. Class A(Æ) 7,389 552
Icon PLC(Æ) 18,707 3,060
Inhibrx Biosciences, Inc.(Æ) 15,439 1,267
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Insmed, Inc.(Æ) 45,822 4,518
Jade Biosciences, Inc.(Æ) 37,540 741
Jazz Pharmaceuticals PLC(Æ) 551 139
Krystal Biotech, Inc.(Æ) 2,452 836
Kymera Therapeutics, Inc.(Æ) 13,023 1,347
LeMaitre Vascular, Inc. 52,245 5,293
Ligand Pharmaceuticals, Inc.(Æ) 8,313 2,390
Liquidia Corp.(Æ) 67,960 5,716
Madrigal Pharmaceuticals, Inc.(Æ) 14,506 6,779
Medpace Holdings, Inc.(Æ) 9,373 5,409
MeiraGTx Holdings PLC(Æ) 79,392 936
Mirum Pharmaceuticals, Inc.(Æ) 72,269 7,657
Natera, Inc.(Æ) 8,790 2,354
Nektar Therapeutics(Æ) 2,012 142
Neurocrine Biosciences, Inc.(Æ) 19,928 3,324
NeuroPace, Inc.(Æ) 37,056 478
Omnicell, Inc.(Æ) 8,346 295
Oruka Therapeutics, Inc.(Æ) 17,743 1,712
Pacira BioSciences, Inc.(Æ) 57,348 1,515
PACS Group, Inc.(Æ) 125,392 5,769
Pediatrix Medical Group, Inc.(Æ) 97,741 2,591
Pennant Group, Inc. (The)(Æ) 67,867 2,736
Praxis Precision Medicines, Inc.(Æ) 4,597 1,415
Prestige Consumer Healthcare, Inc.(Æ) 53,279 2,676
Protagonist Therapeutics, Inc.(Æ) 7,289 996
PTC Therapeutics, Inc.(Æ) 43,915 2,987
Puma Biotechnology, Inc.(Æ) 248,058 1,967
Pursuit Attractions and Hospitality, Inc.(Æ) 62,518 3,159
Quest Diagnostics, Inc. 7,338 1,710
RadNet, Inc.(Æ) 34,255 2,185
Relay Therapeutics, Inc.(Æ) 31,557 594
Repligen Corp.(Æ) 12,123 1,709
Revolution Medicines, Inc.(Æ) 30,302 5,683
Rhythm Pharmaceuticals, Inc.(Æ) 35,474 3,521
Rigel Pharmaceuticals, Inc.(Æ) 29,934 1,102
Roivant Sciences, Ltd.(Æ) 36,545 1,239
Scholar Rock Holding Corp.(Æ) 31,305 1,481
Sionna Therapeutics, Inc.(Æ) 5,014 236
Smith & Nephew PLC - ADR 89,775 2,833
Spyre Therapeutics, Inc.(Æ) 22,922 2,254
STERIS PLC 18,634 4,256
Supernus Pharmaceuticals, Inc.(Æ) 14,740 658
Talkspace, Inc.(Æ) 197,778 1,032
Tarsus Pharmaceuticals, Inc.(Æ) 35,276 2,083
Tenet Healthcare Corp.(Æ) 24,013 6,118
TG Therapeutics, Inc.(Æ) 100,712 5,240
Travere Therapeutics, Inc.(Æ) 48,542 2,713
Twist Bioscience Corp.(Æ) 19,705 1,804
uniQure NV(Æ) 10,656 465
United Therapeutics Corp.(Æ) 6,528 3,380
Universal Health Services, Inc. Class B 12,406 2,090
UroGen Pharma, Ltd.(Æ) 9,452 361
US Physical Therapy, Inc. 19,081 1,509
Varex Imaging Corp.(Æ) 90,726 1,015
Vaxcyte, Inc.(Æ) 3,885 210
Veeva Systems, Inc. Class A(Æ) 89 18
Vera Therapeutics, Inc.(Æ) 29,535 948
Veracyte, Inc.(Æ) 38,560 1,786
Vericel Corp.(Æ) 79,266 3,643
Viking Therapeutics, Inc.(Æ) 21,452 681

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Waters Corp.(Æ) 1,323 499
West Pharmaceutical Services, Inc. 9,822 3,349
Xenon Pharmaceuticals, Inc.(Æ) 16,514 1,035
285,657
Materials and Processing - 10.2%
AAON, Inc. 16,344 1,456
Acuity, Inc. 2,856 938
Advanced Drainage Systems, Inc. 15,000 2,077
AdvanSix, Inc. 25,838 518
Alcoa Corp. 33,253 1,505
Amrize, Ltd. 38,354 1,876
AptarGroup, Inc. 5,929 794
Ashland, Inc. 4,413 320
Avient Corp. 69,561 2,526
Axalta Coating Systems, Ltd.(Æ) 50,647 1,814
Balchem Corp. 20,807 3,486
Ball Corp. 71,113 4,615
Belden, Inc. 5,651 701
Builders FirstSource, Inc.(Æ) 11,474 762
Cameco Corp. 11,148 963
Carpenter Technology Corp. 6,401 3,326
Cleveland-Cliffs, Inc.(Æ) 123,931 1,428
Commercial Metals Co. 77,975 5,358
Constellium SE(Æ) 107,161 2,977
Core & Main, Inc. Class A(Æ) 55,351 2,434
Crown Holdings, Inc. 9,884 1,165
Darling Ingredients, Inc.(Æ) 12,608 765
DuPont de Nemours, Inc. 2,489 341
Eagle Materials, Inc. 17,343 3,554
Element Solutions, Inc. 210,929 7,747
Fabrinet(Æ) 5,341 2,325
Fortune Brands Innovations, Inc. 89,476 4,408
Greif, Inc. Class A 54,778 4,741
Healthcare Services Group, Inc.(Æ) 376,718 8,777
Ingevity Corp.(Æ) 105,085 7,683
Innospec, Inc. 4,161 358
Installed Building Products, Inc. 28,764 6,413
Insteel Industries, Inc. 9,640 295
International Flavors & Fragrances, Inc. 26,735 2,118
Intrepid Potash, Inc.(Æ) 21,124 717
ITT, Inc. 39,309 7,704
Knife River Corp.(Æ) 25,914 1,896
Koppers Holdings, Inc. 14,523 712
Legence Corp. Class A(Æ) 30,700 1,963
Lennox International, Inc. 3,222 1,340
LKQ Corp. 193,703 4,349
Magnera Corp.(Æ) 94,561 1,253
Masterbrand, Inc.(Æ) 7,667 63
MDU Resources Group, Inc. 206,611 4,122
Metallus, Inc.(Æ) 22,790 458
Minerals Technologies, Inc. 16,922 1,290
Modine Manufacturing Co.(Æ) 50,425 10,138
Mohawk Industries, Inc.(Æ) 30,468 3,751
Olin Corp. 23,277 431
OPENLANE, Inc.(Æ) 46,088 1,832
Owens Corning 10,132 1,407
Packaging Corp. of America 4,726 1,162
Pool Corp. 12,749 2,368
Qnity Electronics, Inc. 16,774 2,200
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quaker Chemical Corp. 32,841 5,272
Reliance, Inc. 4,978 2,022
Resideo Technologies, Inc.(Æ) 54,070 1,855
Rogers Corp.(Æ) 3,305 408
Royal Gold, Inc. 8,784 1,742
RPM International, Inc. 14,867 1,592
Rush Enterprises, Inc. Class A 70,983 5,664
ScanSource, Inc.(Æ) 13,149 744
Silgan Holdings, Inc. 155,494 6,217
Solstice Advanced Materials, Inc. 62,467 3,759
SPX Technologies, Inc.(Æ) 34,868 7,658
Steel Dynamics, Inc. 7,194 1,808
Stepan Co. 54,434 3,491
Timken Co. (The) 69,399 9,546
Titan America SA 116,096 1,797
Trex Co., Inc.(Æ) 8,408 365
UFP Industries, Inc. 123,078 10,676
Valmont Industries, Inc. 2,427 1,169
Vox Royalty Corp. 122,252 532
Watsco, Inc. 4,901 1,516
Worthington Enterprises, Inc. 9,630 541
Worthington Steel, Inc. 9,630 347
208,441
Producer Durables - 19.5%
ABM Industries, Inc. 4,061 195
Aebi Schmidt Holding AG 201,822 2,602
AECOM 14,359 1,039
Alamo Group, Inc. 5,697 906
Alarm.com Holdings, Inc.(Æ) 16,368 896
Allison Transmission Holdings, Inc. 13,732 1,573
Alta Equipment Group, Inc.(Æ) 49,965 329
Andersen Group, Inc. Class A(Æ) 163,998 7,762
Applied Industrial Technologies, Inc. 4,001 1,381
ArcBest Corp. 31,963 4,614
Arcosa, Inc. 29,699 4,312
Aurora Innovation, Inc.(Æ) 201,816 1,302
Avery Dennison Corp. 22,248 3,776
Badger Meter, Inc. 12,047 1,619
Barrett Business Services, Inc. 111,972 4,371
Bloom Energy Corp. Class A(Æ) 38,680 7,961
Boeing Co. (The)(Æ) 345 75
Booz Allen Hamilton Holding Corp. 9,028 629
BWX Technologies, Inc. 33,050 5,576
Cactus, Inc. Class A 65,225 4,240
Carlisle Cos., Inc. 4,205 1,513
Casella Waste Systems, Inc. Class A(Æ) 11,979 1,075
CBIZ, Inc.(Æ) 164,600 9,066
CECO Environmental Corp.(Æ) 54,586 3,597
Comfort Systems USA, Inc. 5,877 10,165
Construction Partners, Inc. Class A(Æ) 58,193 6,014
Copa Holdings SA Class A 23,796 3,360
Costamare Bulkers Holdings, Ltd.(Æ) 79,001 1,545
Crane Co. 15,572 3,324
Deluxe Corp. 116,748 3,020
Dorian LPG, Ltd. 21,165 1,004
Dorman Products, Inc.(Æ) 17,788 2,369
Dycom Industries, Inc.(Æ) 11,879 4,764
Embraer SA - ADR 51,764 3,537
EnerSys 44,604 8,299

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enpro, Inc. 10,599 3,327
Esab Corp. 43,467 3,761
ESCO Technologies, Inc. 24,586 7,752
Euronet Worldwide, Inc.(Æ) 10,811 771
Everforth, Inc.(Æ) 155,715 4,429
Everus Construction Group, Inc.(Æ) 32,733 4,106
ExlService Holdings, Inc.(Æ) 24,470 830
Flowserve Corp. 81,016 6,156
Fluor Corp.(Æ) 37,800 1,896
Forrester Research, Inc.(Æ) 302,411 3,478
Fortive Corp. 27,832 1,648
Franklin Electric Co., Inc. 24,410 2,556
Frontdoor, Inc.(Æ) 41,813 3,037
FTAI Aviation, Ltd. 37,719 7,770
FTI Consulting, Inc.(Æ) 2,997 478
Gates Industrial Corp., Ltd.(Æ) 33,311 932
Generac Holdings, Inc.(Æ) 374 74
GFL Environmental, Inc. 23,751 981
Gorman-Rupp Co. (The) 19,777 1,606
GPGI, Inc. 53,128 701
Granite Construction, Inc. 19,905 2,408
GXO Logistics, Inc.(Æ) 14,529 729
Hackett Group, Inc. (The) 189,796 2,035
HEICO Corp. 9,173 3,269
Helios Technologies, Inc. 56,567 4,407
Herc Holdings, Inc. 12,565 1,887
Hexcel Corp. 8,499 875
Howmet Aerospace, Inc. 11,122 3,139
Hub Group, Inc. Class A 94,937 4,417
IDEX Corp. 19,425 4,477
Innovative Solutions and Support, Inc.(Æ) 40,131 734
Insperity, Inc. 110,244 5,579
Kennametal, Inc. 32,031 1,088
Kforce, Inc. 74,594 4,235
Kirby Corp.(Æ) 783 103
Knight-Swift Transportation Holdings, Inc. 9,433 656
Lamb Weston Holdings, Inc. 30,821 1,620
Landstar System, Inc. 6,047 1,057
Limbach Holdings, Inc.(Æ) 10,226 733
Lincoln Electric Holdings, Inc. 3,729 974
Littelfuse, Inc. 16,595 7,337
MarketAxess Holdings, Inc. 378 61
MasTec, Inc.(Æ) 17,488 4,601
Matson, Inc. 26,716 5,412
Maximus, Inc. 14,490 873
Mayville Engineering Co., Inc.(Æ) 94,311 2,421
Mercury Systems, Inc.(Æ) 11,964 1,162
Middleby Corp. (The)(Æ) 37,087 4,954
Midera Food Processing, Inc.(Æ) 37,087 1,778
MillerKnoll, Inc. 244,810 5,513
MSC Industrial Direct Co., Inc. Class A 94,798 11,698
Murphy USA, Inc. 1,877 1,141
MYR Group, Inc.(Æ) 11,935 3,977
Nexxen International, Ltd.(Æ) 235,756 2,424
Nordson Corp. 6,859 2,043
Onterris, Inc.(Æ) 23,871 501
Paylocity Holding Corp.(Æ) 19,836 2,735
Pentair PLC 13,065 855
Phinia, Inc. 67,697 4,982
PROG Holdings, Inc. 104,565 4,603
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quanta Services, Inc. 1,328 886
Ralliant Corp. 42,753 2,795
RBC Bearings, Inc.(Æ) 1,938 1,068
RCM Technologies, Inc.(Æ) 29,379 831
Regal Rexnord Corp. 7,842 1,609
Robert Half, Inc. 120,661 4,561
RXO, Inc.(Æ) 163,673 3,314
Ryder System, Inc. 13,972 3,583
Ryerson Holding Corp. 72,974 2,028
Saia, Inc.(Æ) 14,253 4,955
Schneider National, Inc. Class B 134,903 4,821
Scotts Miracle-Gro Co. (The) 75,560 4,963
Snap-on, Inc. 3,029 1,243
Stagwell, Inc.(Æ) 317,679 2,684
Standex International Corp. 16,214 4,807
Sterling Infrastructure, Inc.(Æ) 12,051 7,192
Teekay Tankers, Ltd. Class A 6,916 549
Tennant Co. 12,214 1,026
Terex Corp. 16,159 1,015
Tetra Tech, Inc. 72,170 2,393
Textron, Inc. 17,473 1,490
Tidewater, Inc.(Æ) 10,522 790
Toro Co. (The) 16,629 1,528
TransUnion 7,119 560
Trimble, Inc.(Æ) 49,203 2,784
UniFirst Corp. 1,948 571
United Rentals, Inc. 2,386 2,575
V2X, Inc.(Æ) 37,580 3,391
Versigent PLC 63,358 2,620
Vontier Corp. 258,663 8,311
Watts Water Technologies, Inc. Class A 4,528 1,566
Werner Enterprises, Inc. 109,994 4,116
WESCO International, Inc. 30,963 10,636
Westinghouse Air Brake Technologies Corp. 15,241 4,433
Willdan Group, Inc.(Æ) 32,255 2,210
XPO, Inc.(Æ) 43,756 8,794
400,290
Technology - 12.7%
A10 Networks, Inc. 74,004 2,188
ACI Worldwide, Inc.(Æ) 38,691 2,218
ACM Research, Inc. Class A(Æ) 92,910 7,291
Advanced Micro Devices, Inc.(Æ) 2,397 1,141
Agilysys, Inc.(Æ) 18,850 1,982
Amentum Holdings, Inc.(Æ) 120,750 2,681
Appfolio, Inc. Class A(Æ) 15,654 2,821
Arista Networks, Inc.(Æ) 3,319 599
Arrow Electronics, Inc.(Æ) 3,215 696
Astera Labs, Inc.(Æ) 3,272 1,018
Aviat Networks, Inc.(Æ) 3,087 63
Avnet, Inc. 13,838 1,229
Axcelis Technologies, Inc.(Æ) 4,493 586
Bandwidth, Inc. Class A(Æ) 36,653 1,435
Box, Inc. Class A(Æ) 16,682 526
CACI International, Inc. Class A(Æ) 11,126 5,538
Calix, Inc.(Æ) 17,441 626
Camtek, Ltd.(Æ) 26,051 3,451
Clear Secure, Inc. Class A 64,157 3,544
Coherent Corp.(Æ) 37,904 9,965
Consensus Cloud Solutions, Inc.(Æ) 67,652 2,463

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Crane NXT Co. 180,653 9,385
Credo Technology Group Holding, Ltd.(Æ) 3,867 800
Daily Journal Corp.(Æ) 2,897 1,701
Descartes Systems Group, Inc. (The)(Æ) 42,401 3,187
Diebold Nixdorf, Inc.(Æ) 27,224 2,003
DigitalOcean Holdings, Inc.(Æ) 60,046 7,055
Diodes, Inc.(Æ) 22,989 1,892
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,070
Dynatrace, Inc.(Æ) 31,280 1,386
Everpure, Inc. Class A(Æ) 49,016 3,783
F5, Inc.(Æ) 2,329 938
Fair Isaac Corp.(Æ) 4,834 5,428
Five9, Inc.(Æ) 19,496 536
Flex, Ltd.(Æ) 11,618 1,322
Fortinet, Inc.(Æ) 23,909 3,872
Genpact, Ltd. 46,885 1,649
Global-e Online, Ltd.(Æ) 44,213 1,738
GoDaddy, Inc. Class A(Æ) 24,884 2,059
Guidewire Software, Inc.(Æ) 16,199 2,461
Ichor Holdings, Ltd.(Æ) 16,669 1,255
IDT Corp. Class B 59,377 3,911
Insight Enterprises, Inc.(Æ) 12,643 1,630
Jabil, Inc. 8,864 2,793
Jack Henry & Associates, Inc. 4,879 752
JFrog, Ltd.(Æ) 55,086 4,395
KBR, Inc. 256,188 9,379
Kimball Electronics, Inc.(Æ) 20,531 508
Kulicke & Soffa Industries, Inc. 114,826 10,242
Liberty Capital Corp. Class C(Æ) 162,628 3,768
Lumentum Holdings, Inc.(Æ) 18,957 13,534
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 1,426
Match Group, Inc. 102,049 4,022
MKS, Inc. 13,737 4,086
Monolithic Power Systems, Inc. 7,910 11,280
NCR Atleos Corp.(Æ) 52,621 2,475
NetApp, Inc. 18,236 3,255
NetScout Systems, Inc.(Æ) 52,249 2,125
Novanta, Inc.(Æ) 5,524 787
ON Semiconductor Corp.(Æ) 9,018 736
Ouster, Inc.(Æ) 98,646 3,848
Photronics, Inc.(Æ) 34,924 1,058
Plexus Corp.(Æ) 29,571 7,432
Power Integrations, Inc. 22,386 1,359
Powerfleet, Inc.(Æ) 119,897 470
Progress Software Corp.(Æ) 36,263 1,472
PTC, Inc.(Æ) 1,951 268
Q2 Holdings, Inc.(Æ) 14,195 864
Qorvo, Inc.(Æ) 3,337 302
Qualys, Inc.(Æ) 16,291 2,358
Rambus, Inc.(Æ) 32,101 2,922
Red Violet, Inc.(Æ) 47,815 3,317
Sandisk Corp.(Æ) 12,837 15,595
Sapiens International Corp. NV(Æ)(Š) 23,622 1,028
Semtech Corp.(Æ) 28,165 3,318
SiTime Corp.(Æ) 4,346 2,326
SPS Commerce, Inc.(Æ) 17,685 1,298
Super Micro Computer, Inc.(Æ) 7,627 217
Synaptics, Inc.(Æ) 20,011 2,148
TD SYNNEX Corp. 7,146 1,827
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Twilio, Inc. Class A(Æ) 12,531 2,473
Tyler Technologies, Inc.(Æ) 6,837 2,117
Ultra Clean Holdings, Inc.(Æ) 24,816 2,067
Viasat, Inc.(Æ) 6,205 477
Vishay Intertechnology, Inc. 184,682 6,320
Vistance Networks, Inc. 121,807 1,430
Zeta Global Holdings Corp. Class A(Æ) 254,547 5,498
260,494
Utilities - 1.7%
American States Water Co. 13,375 1,145
Brookfield Infrastructure Corp. Class A 2,905 123
Chesapeake Utilities Corp. 9,745 1,294
ConocoPhillips 9,541 1,150
Crescent Energy Co. Class A 79,555 912
DT Midstream, Inc. 61,692 8,514
Expand Energy Corp. 22,768 2,141
Gulfport Energy Corp.(Æ) 2,475 399
IDACORP, Inc. 18,388 2,628
Lumen Technologies, Inc.(Æ) 57,075 364
Magnolia Oil & Gas Corp. Class A 5,997 154
Northwestern Energy Group, Inc. 56,300 3,870
NRG Energy, Inc. 3,755 504
Ovintiv, Inc. 26,435 1,651
Permian Resources Corp. Class A 76,169 1,623
RGC Resources, Inc. 47,133 1,009
Talen Energy Corp.(Æ) 8,065 2,695
UGI Corp. 32,739 1,183
Vistra Corp. 27,277 4,042
35,401
Total Common Stocks
(cost $956,824) 2,008,737
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
Rights 5,733 4
Arcellx, Inc.(Æ)(Š)
Rights 58,151 4
Blueprint Medicines Corp.(Æ)(Š)
Rights 17,339 8
Centessa Pharmaceuticals PLC(Æ)(Š)
Rights 38,812 97
Aduro Biotech, Inc.(Æ)(Š)
Rights 15,391 —
Inhibrx, Inc.(Æ)(Š)
Rights 95,150 62
OmniAb, Inc.(Æ)(Š)
Rights 6,830 —
Rain Oncology, Inc.(Æ)(Š)
Rights 23,153 1
TreeHouse Foods, Inc.(Æ)(Š)
Rights 85,705 165
Total Warrants and Rights
(cost $341) 341
Short-Term Investments - 1.8%
U.S. Cash Management Fund(@) 37,879,109
(∞)
37,872

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $37,870) 37,872
Total Investments - 99.8%
(identified cost $995,035) 2,046,950
Other Assets and Liabilities,
Net - 0.2%
3,334
Net Assets - 100.0%
2,050,284

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 111
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 197 USD 28,939 09/26 (63)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (63)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 251,492 $ — $ —
$ —
$ 251,492
Consumer Staples 83,708 — —
—
83,708
Energy 70,278 — —
—
70,278
Financial Services 412,976 — —
—
412,976
Health Care 285,657 — —
—
285,657
Materials and Processing 208,441 — —
—
208,441
Producer Durables 400,290 — —
—
400,290
Technology 259,466 — 1,028
—
260,494
Utilities 35,401 — —
—
35,401
Warrants and Rights — — 341 — 341
Short-Term Investments — — — 37,872 37,872
Total Investments
2,007,709 — 1,369 37,872 2,046,950
Other Financial Instruments
Liabilities
Futures Contracts (63) — — — (63)
Total Other Financial Instruments
*
$ (63) $ — $ — $ — $ (63)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Tax-Managed U.S. Mid & Small Cap Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 61,271 $ 282,965 $ 306,352 $ (11) $ (1) $ 37,872 $ 1,572 $ —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.5%
Argentina - 0.4%
Grupo Financiero Galicia SA - ADR 48,370 2,407
Vista Energy SAB de CV - ADR(Æ) 73,081 5,149
YPF SA - ADR(Æ) 260,061 13,664
21,220
Australia - 0.9%
Aristocrat Leisure, Ltd. 43,905 1,983
BHP Group, Ltd. 14,029 591
BlueScope Steel, Ltd. 40,510 932
Brambles, Ltd. 161,556 2,221
Commonwealth Bank of Australia 93,336 11,607
Glencore PLC 334,700 2,447
Goodman Group(ö) 276,481 5,805
Macquarie Group, Ltd. 55,718 9,927
Medibank Pvt, Ltd. 519,559 1,889
Northern Star Resources, Ltd. 106,919 1,491
Pro Medicus, Ltd. 1,379 156
Qantas Airways, Ltd. 391,162 2,722
QBE Insurance Group, Ltd. 163,228 2,840
Rio Tinto PLC 4,261 418
Rio Tinto, Ltd. 7,211 867
Santos, Ltd. 84,190 467
Wesfarmers, Ltd. 58,902 3,696
50,059
Austria - 0.6%
ams-OSRAM AG(Æ) 93,905 1,861
Erste Group Bank AG 234,487 30,401
Mondi PLC 365,660 4,403
36,665
Belgium - 0.4%
Ageas SA 61,712 5,112
Anheuser-Busch InBev SA 37,682 3,259
Lotus Bakeries NV 65 836
Proximus SADP 159,225 1,180
UCB SA 39,396 10,144
20,531
Brazil - 2.4%
Ambev SA 5,617,477 17,720
Axia Energia SA 435,030 4,533
B3 SA - Brasil Bolsa Balcao 282,161 876
Banco Bradesco SA - ADR 2,143,205 7,737
Banco BTG Pactual SA 814,019 9,121
Caixa Seguridade Participacoes S/A 119,822 479
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 1,591,124 8,695
Cia Paranaense de Energia - Copel 207,304 606
Embraer SA - ADR 140,808 9,621
Hypera SA 31,472 132
Itau Unibanco Holding SA - ADR(Æ) 1,031,230 8,724
Localiza Rent a Car SA 247,162 1,834
Lojas Renner SA 1,227,418 3,293
MercadoLibre, Inc.(Æ) 3,858 7,245
Natura Cosmeticos SA(Æ) 1,617,231 2,674
Petroleo Brasileiro SA - Petrobras - ADR 295,186 5,727
PRIO SA(Æ) 172,777 2,074
Raia Drogasil SA 745,013 2,716
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rumo SA 180,554 514
Suzano SA 301,707 2,578
Telefonica Brasil SA 1,116,160 7,185
Ultrapar Participacoes SA 888,803 5,795
Vale SA - ADR 845,579 12,734
WEG SA 750,733 6,990
Wheaton Precious Metals Corp. 29,676 3,228
XP, Inc. Class A 202,365 3,452
Yara International ASA 44,055 2,075
138,358
Burkina Faso - 0.1%
Endeavour Mining PLC 71,773 3,396
Canada - 3.6%
Agnico Eagle Mines, Ltd. 9,779 1,420
Alimentation Couche-Tard, Inc. 113,556 7,372
ARC Resources, Ltd. 134,430 3,215
Bank of Montreal 7,324 1,314
Bank of Nova Scotia (The) 12,742 1,118
Barrick Mining Corp. 432,510 15,880
Brookfield Asset Management, Ltd. Class
A 24,440 1,182
Brookfield Corp. 15,819 672
CAE, Inc.(Æ) 25,067 647
Cameco Corp. 55,504 4,794
Canadian National Railway Co. 6,119 778
Canadian Natural Resources, Ltd. 94,117 4,483
Canadian Pacific Kansas City, Ltd. 20,854 1,852
Capstone Mining Corp.(Æ) 360,320 3,459
CCL Industries, Inc. Class B 59,400 3,939
Cenovus Energy, Inc. 65,415 1,972
CGI, Inc. 2,878 211
Constellation Software, Inc. 615 1,317
Dollarama, Inc. 87,191 11,878
Empire Co., Ltd. Class A 30,956 1,133
Enbridge, Inc. 37,611 2,047
Fairfax Financial Holdings, Ltd. 3,122 5,228
Fortis, Inc. 20,091 1,144
Franco-Nevada Corp. 11,708 2,491
George Weston, Ltd. 32,343 2,417
Gildan Activewear, Inc. 17,159 950
Great-West Lifeco, Inc. 29,092 1,929
Hydro One, Ltd.(Þ) 26,918 1,121
iA Financial Corp., Inc. 17,344 2,564
Imperial Oil, Ltd. 115,996 15,039
Intact Financial Corp. 28,889 5,672
Kinross Gold Corp. 80,989 1,867
Loblaw Cos., Ltd. 212,012 9,953
Magna International, Inc. 206,215 14,142
Manulife Financial Corp. 106,997 4,752
Metro, Inc. 85,513 5,684
National Bank of Canada 9,586 1,551
Nutrien, Ltd. 73,765 5,095
Pembina Pipeline Corp. 10,204 499
Quebecor, Inc. Class B 45,351 2,099
Royal Bank of Canada 45,502 9,524
Saputo, Inc. 16,604 467
Shopify, Inc. Class A(Æ) 66,609 7,803
Stantec, Inc. 73,864 5,213

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Life Financial, Inc. 47,252 3,920
Suncor Energy, Inc. 18,907 1,270
Teck Resources, Ltd. Class B 41,866 2,519
Toromont Industries, Ltd. 94,153 14,163
Toronto-Dominion Bank (The) 83,171 9,970
209,729
Chile - 0.2%
Antofagasta PLC 35,475 1,757
Sociedad Quimica y Minera de Chile
SA - ADR 122,360 8,205
9,962
China - 8.8%
Agricultural Bank of China, Ltd. Class A 2,500,000 2,559
Agricultural Bank of China, Ltd. Class H 12,097,000 9,739
Alibaba Group Holding, Ltd. 4,131,277 63,103
Aluminum Corp. of China, Ltd. Class A 5,761,955 8,185
Aluminum Corp. of China, Ltd. Class H 7,286,689 7,874
Baidu, Inc. - ADR(Æ) 23,510 2,612
Baidu, Inc. Class A(Æ) 513,600 7,112
Bank of China, Ltd. Class A 1,108,900 997
Bank of China, Ltd. Class H 1,994,000 1,401
Bilibili, Inc. Class Z(Æ) 2,340 45
BOC Hong Kong Holdings, Ltd. 336,000 2,239
BYD Co., Ltd. Class H 481,000 5,760
CGN Power Co., Ltd. 739,600 453
CGN Power Co., Ltd. Class H(Þ) 2,578,000 950
China Construction Bank Corp. Class A 6,819,000 10,976
China Construction Bank Corp. Class H 9,398,000 11,042
China Energy Engineering Corp., Ltd.
Class A 865,720 334
China Galaxy Securities Co., Ltd. Class A 13,300 25
China International Capital Corp., Ltd.
Class A 192,300 1,008
China International Capital Corp., Ltd.
Class H(Þ) 2,018,800 5,569
China Life Insurance Co., Ltd. Class A 73,900 433
China Life Insurance Co., Ltd. Class H 782,000 2,918
China Mengniu Dairy Co., Ltd. 4,343,000 10,468
China Merchants Bank Co., Ltd. Class A 41,016 241
China Merchants Bank Co., Ltd. Class H 1,026,098 6,665
China Merchants Securities Co., Ltd.
Class A 143,450 373
China Oilfield Services, Ltd. Class H 212,593 192
China Overseas Land & Investment, Ltd. 4,975,000 8,581
China Pacific Insurance Group Co., Ltd.
Class A 16,700 80
China Resources Land, Ltd. 1,432,617 6,072
China Shenhua Energy Co., Ltd. Class H 1,987,000 11,010
Contemporary Amperex Technology Co.,
Ltd. Class A 398,614 23,425
Contemporary Amperex Technology Co.,
Ltd. Class H 184,757 14,680
Country Garden Services Holdings Co.,
Ltd. 6,717,751 4,801
East Money Information Co., Ltd. Class A 525,600 1,572
ENN Energy Holdings, Ltd. 366,000 2,191
Foxconn Industrial Internet Co., Ltd.
Class A 23,900 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fuyao Glass Industry Group Co., Ltd.
Class A 95,900 850
Geely Automobile Holdings, Ltd. 1,342,421 3,394
GF Securities Co., Ltd. Class A 385,300 1,223
H World Group, Ltd. - ADR 4,877 208
Haier Smart Home Co., Ltd. Class A 778,900 2,680
Haier Smart Home Co., Ltd. Class H 366,716 1,049
Huatai Securities Co., Ltd. Class A 702,300 2,048
Hubei DOTI Micro Technology Co., Ltd.
Class A 94,600 2,007
Industrial & Commercial Bank of China,
Ltd. Class H 9,921,463 9,504
Inner Mongolia Dian Tou Energy Corp.,
Ltd. Class A 215,920 867
JD.com, Inc. - ADR 25,444 840
JD.com, Inc. Class A 331,500 5,464
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 315,784 2,534
JOYY, Inc. - ADR 12,633 929
Kanzhun, Ltd. - ADR 220,516 3,590
Kuaishou Technology(Þ) 981,017 5,473
Lenovo Group, Ltd. 182,000 560
Li Ning Co., Ltd. 871,953 1,687
Meituan Class B(Æ)(Þ) 379,300 4,502
Midea Group Co., Ltd. Class A 53,600 697
Momenta Global, Ltd.(Æ) 46,111 1,546
Muyuan Foods Group Co., Ltd. Class A 95,573 556
NetEase, Inc. - ADR 11,465 1,528
New China Life Insurance Co., Ltd.
Class A 93,051 871
Ningbo Tuopu Group Co., Ltd. Class A 553,834 3,841
Nongfu Spring Co., Ltd. Class H(Þ) 295,000 1,650
PDD Holdings, Inc. - ADR(Æ) 56,926 5,041
People's Insurance Co. (Group) of China,
Ltd. (The) Class A 893,354 976
PetroChina Co., Ltd. Class H 9,160,000 11,636
PICC Property & Casualty Co., Ltd.
Class H 590,000 1,235
Ping An Insurance Group Co. of China,
Ltd. Class H 2,300,000 17,221
Pop Mart International Group, Ltd.(Þ) 65,200 1,354
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,305,000 846
Prosus NV(Æ) 19,441 898
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 680,900 2,755
Sany Heavy Industry Co., Ltd. Class A 189,007 577
Sany Heavy Industry Co., Ltd. Class H 396,600 1,063
Shandong Nanshan Aluminum Co., Ltd.
Class A 605,900 424
Shanghai Iluvatar CoreX Semiconductor
Co., Ltd. Class H(Æ) 85,000 4,544
Shanghai Pudong Development Bank
Co., Ltd. Class A 225,900 318
Shanghai Putailai New Energy
Technology Group Co., Ltd. 1,054,600 3,712
Shenergy Co., Ltd. Class A 225,100 286
Shenzhou International Group Holdings,
Ltd. 757,300 4,309
Sieyuan Electric Co., Ltd. Class A 160,400 3,709

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd. 1,353,028 82,051
Tencent Music Entertainment Group
- ADR 46,496 439
Trip.com Group, Ltd.(Æ) 73,250 3,444
Trip.com Group, Ltd. - ADR(Æ) 126,945 5,968
Victory Giant Technology (HuiZhou) Co.,
Ltd. Class H(Æ) 64,400 1,521
Vipshop Holdings, Ltd. - ADR 209,030 3,207
Wanhua Chemical Group Co., Ltd. Class
A 451,700 4,991
Weichai Power Co., Ltd. Class H 1,952,041 8,235
Wilmar International, Ltd. 192,800 591
WuXi AppTec Co., Ltd. Class H(Þ) 571,100 11,712
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class H 727,000 2,636
Xiaomi Corp. Class B(Æ)(Þ) 648,800 2,376
Yum China Holdings, Inc. 34,482 1,661
Zhongji Innolight Co., Ltd. Class A 46,000 6,111
Zijin Mining Group Co., Ltd. Class H 4,586,000 19,378
ZTE Corp. Class H 106,800 337
ZTO Express Cayman, Inc. - ADR 14,239 342
511,888
Colombia - 0.0%
Ecopetrol SA - ADR 45,891 770
Congo, the Democratic Republic of the - 0.0%
Ivanhoe Mines, Ltd. Class A(Æ) 23,065 166
Czech Republic - 0.0%
CSG NV(Æ) 153,281 2,919
Denmark - 0.7%
Carlsberg AS Class B 2,807 413
Danske Bank A/S 299,241 17,223
DSV A/S 41,773 9,037
Novo Nordisk A/S Class B 314,956 14,840
Novonesis Novozymes B Class B 9,537 621
42,134
Finland - 0.5%
Kone Oyj Class B 21,879 1,264
Metso Oyj 251,505 4,686
Nokia Oyj 2,167,578 19,829
Stora Enso Oyj Class R 241,682 2,772
Wartsila Oyj Abp 82,868 2,811
31,362
France - 6.5%
Accor SA 370,716 19,243
Air Liquide SA 34,027 6,701
Airbus SE 129,950 30,378
Amundi SA(Þ) 124,438 13,558
Arkema SA 184,466 12,543
AXA SA 210,617 10,926
bioMerieux 36,791 2,936
BNP Paribas SA 84,222 10,677
Bouygues SA 32,409 1,825
Bureau Veritas SA 42,755 1,365
Carrefour SA 254,888 4,685
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Compagnie Generale des Etablissements
Michelin SCA 453,379 18,310
Compagnie de Saint-Gobain SA 104,612 9,831
Dassault Aviation SA 34,376 11,835
Dassault Systemes SE 22,710 529
Eiffage SA 10,409 1,482
Engie SA 407,351 12,738
EssilorLuxottica SA 15,835 3,010
Hermes International SCA 3,947 6,988
Ipsen SA 70,805 13,666
Legrand SA 16,313 2,462
L'Oreal SA 22,096 9,851
Louis Hachette Group 191,147 388
LVMH Moet Hennessy Louis Vuitton SE 28,093 15,405
Orange SA 545,184 10,419
Publicis Groupe SA 179,530 19,115
Renault SA 71,422 2,249
Rexel SA 513,660 21,259
Safran SA 67,947 26,608
Sartorius Stedim Biotech 20,505 3,976
Societe Generale SA 275,983 25,915
Sodexo SA 60,828 4,006
Teleperformance SE 86,505 6,887
Thales SA 5,357 1,521
TotalEnergies SE 221,974 19,716
Valeo SE 226,226 3,892
Vallourec SA(Æ) 189,776 4,571
Vinci SA 18,756 2,656
374,122
Germany - 5.2%
adidas AG 1,719 316
Allianz SE 10,299 5,141
Aumovio SE(Æ) 59,389 2,731
BASF SE 424,766 24,694
Bayer AG 254,197 14,088
Beiersdorf AG 77,760 7,242
CECONOMY AG(Æ) 246,560 1,140
Commerzbank AG 17,994 783
Continental AG 159,810 13,242
Covestro AG(Æ)(Þ) 161,277 11,289
CTS Eventim AG & Co. KGaA 149,967 10,127
Daimler Truck Holding AG 490,113 27,674
Deutsche Bank AG 48,899 1,797
Deutsche Boerse AG 73,828 22,330
Deutsche Telekom AG 204,209 6,305
E.ON SE 90,006 1,944
Evonik Industries AG 435,822 8,817
Fresenius Medical Care AG 174,127 8,929
Fresenius SE & Co. KGaA 184,568 9,482
Hannover Rueck SE 11,665 3,373
Heidelberg Materials AG 55,415 10,301
Henkel AG & Co. KGaA 12,769 1,047
Infineon Technologies AG 125,710 8,961
Knorr-Bremse AG 20,753 2,463
Merck KGaA 14,104 2,330
MTU Aero Engines AG 4,080 1,704
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 7,457 4,493
Rheinmetall AG 10,035 13,200

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SAP SE 205,209 37,257
Siemens AG 49,626 16,177
Symrise AG 105,059 10,801
Wacker Chemie AG(Æ) 27,933 2,851
Zalando SE(Æ)(Þ) 201,104 6,550
299,579
Ghana - 0.0%
Tullow Oil PLC(Æ) 9,850,569 2,049
Greece - 0.8%
Alpha Bank SA 2,449,436 12,069
Eurobank SA 4,661,507 23,961
Hellenic Telecommunications
Organization SA 33,711 778
National Bank of Greece SA 68,580 1,275
Piraeus Bank SA(Æ) 733,084 8,466
46,549
Hong Kong - 1.4%
AIA Group, Ltd. 1,846,287 18,697
ASMPT, Ltd. 372,300 7,080
CK Asset Holdings, Ltd. 543,000 3,316
Hong Kong Exchanges & Clearing, Ltd. 185,217 9,654
Insilico Medicine Cayman TopCo(Æ) 723,500 4,225
Orient Overseas International, Ltd. 34,000 665
Prudential PLC 1,264,754 18,992
Swire Pacific, Ltd. Class A 6,813 86
Techtronic Industries Co., Ltd. 312,000 5,267
WH Group, Ltd.(Þ) 3,780,826 4,078
Yue Yuen Industrial Holdings, Ltd. 1,423,500 2,575
Zijin Gold International Co., Ltd. 470,143 7,050
81,685
Hungary - 0.2%
OTP Bank Nyrt. 75,140 11,114
India - 3.2%
Aurobindo Pharma, Ltd. 158,234 2,621
Axis Bank, Ltd. 62,111 801
Bajaj Auto, Ltd. 12,169 1,472
Bajaj Finance, Ltd. 452,621 5,417
Bajaj Holdings & Investment, Ltd. 4 1
Bharat Electronics, Ltd. 250,896 1,020
Bharat Forge, Ltd. 32,351 747
Bharti Airtel, Ltd. 300,901 6,221
Canara Bank 3,530,995 4,628
Cipla, Ltd. 188,918 2,917
Divi's Laboratories, Ltd. 31,738 2,680
Dr Reddy's Laboratories, Ltd. 12,990 156
Eternal, Ltd.(Æ) 1,045,472 3,316
GAIL India, Ltd. 44,357 85
GMR Airports, Ltd.(Æ) 4,805,561 5,311
Godrej Consumer Products, Ltd. 41,021 460
HDFC Asset Management Co., Ltd.(Þ) 30,264 830
HDFC Bank, Ltd. 1,993,082 15,630
Hindalco Industries, Ltd. 153,603 1,572
Hindustan Aeronautics, Ltd.(Þ) 28,483 1,390
Hindustan Zinc, Ltd. 450,274 2,553
Hyundai Motor India, Ltd. 37,697 863
ICICI Bank, Ltd. 1,313,485 19,767
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ICICI Bank, Ltd. - ADR 149,631 4,487
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 1,527
InterGlobe Aviation, Ltd.(Þ) 222,020 12,079
JSW Infrastructure, Ltd. 1,168,939 3,838
Larsen & Toubro, Ltd. 79,075 3,273
Larsen & Toubro, Ltd. - GDR(Þ) 138,750 5,644
Lodha Developers, Ltd.(Þ) 644,031 8,415
Mahindra & Mahindra, Ltd. 20,391 728
MakeMyTrip, Ltd.(Æ) 128,346 7,309
Marico, Ltd. 17,856 163
Maruti Suzuki India, Ltd. 34,309 5,120
Nestle India, Ltd. 123,769 1,960
Oil & Natural Gas Corp., Ltd. 369,338 939
Pidilite Industries, Ltd. 12,319 208
Power Grid Corp. of India, Ltd. 1,059,782 3,157
Reliance Industries, Ltd. 418,235 5,735
Reliance Industries, Ltd. - GDR(Þ) 99,337 5,441
SBI Life Insurance Co., Ltd.(Þ) 182,761 3,606
Shriram Finance, Ltd. 711,443 7,809
Siemens Energy India, Ltd. 26,374 895
Siemens, Ltd. 26,374 1,041
State Bank of India 615,001 6,637
Sun Pharmaceutical Industries, Ltd. 86,121 1,797
Tata Motors, Ltd. 106,942 490
Tata Steel, Ltd. 3,008,748 5,994
Titan Co., Ltd. 26,519 1,357
Torrent Pharmaceuticals, Ltd. 8,381 450
UltraTech Cement, Ltd. 3,794 474
United Spirits, Ltd. 176,813 2,813
183,844
Indonesia - 0.2%
Bank Central Asia Tbk PT 29,214,690 10,274
Bank Mandiri Persero Tbk PT 5,146,006 1,199
Bank Negara Indonesia Persero Tbk PT 3,516,130 691
12,164
Ireland - 0.9%
Accenture PLC Class A 99,322 16,480
AerCap Holdings NV 6,729 1,015
AIB Group PLC 554,378 6,565
Bank of Ireland Group PLC 1,144,089 23,913
Kingspan Group PLC 20,703 1,920
49,893
Israel - 0.2%
Bank Hapoalim BM 121,768 2,963
Bank Leumi Le-Israel BM 66,942 1,586
Elbit Systems, Ltd. 3,216 2,595
Israel Discount Bank, Ltd. Class A 29,972 313
Nice, Ltd.(Æ) 41,832 4,120
Teva Pharmaceutical Industries, Ltd.
- ADR 51,862 1,816
13,393
Italy - 3.1%
BPER Banca SpA 828,821 13,484
Davide Campari-Milano NV 1,839,702 12,488
Enel SpA 1,841,460 20,807
Eni SpA 381,970 10,623

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FinecoBank Banca Fineco SpA 1,019,168 27,919
Generali 228,914 11,610
Intesa Sanpaolo SpA 1,708,378 12,918
Leonardo SpA 30,392 1,936
Moncler SpA 24,622 1,397
Pirelli & C. SpA(Þ) 785,562 5,989
Prysmian SpA 16,081 2,226
Ryanair Holdings PLC - ADR 138,567 8,108
Saipem SpA 2,528,395 12,265
UniCredit SpA 367,910 34,756
Unipol Assicurazioni SpA 29,092 910
177,436
Japan - 11.9%
Advantest Corp. 105,800 20,927
Aeon Co., Ltd. 34,900 300
Ajinomoto Co., Inc. 86,400 2,662
Alfresa Holdings Corp. 189,300 2,756
Amada Co., Ltd. 329,000 5,636
ARCHION Corp.(Æ) 614,900 1,027
Asics Corp. 48,000 1,417
Astellas Pharma, Inc. 156,700 2,155
Bandai Namco Holdings, Inc. 38,500 1,115
Bridgestone Corp. 247,600 6,179
Canon, Inc. 60,200 1,670
Chiba Bank, Ltd. (The) 386,700 6,320
Chubu Electric Power Co., Inc. 72,400 1,259
Chugai Pharmaceutical Co., Ltd. 41,300 1,793
Daiichi Life Group, Inc. 772,740 9,263
Daiichi Sankyo Co., Ltd. 217,400 3,490
Daikin Industries, Ltd. 125,300 18,162
Daiwa House Industry Co., Ltd. 16,900 496
DeNA Co., Ltd. 47,200 734
Dentsu Group, Inc.(Æ) 180,800 4,008
Disco Corp. 700 252
Eisai Co., Ltd. 98,100 2,961
Eizo Corp. 174,300 3,149
ENEOS Holdings, Inc. 187,400 1,565
Fast Retailing Co., Ltd. 32,800 16,077
FUJIFILM Holdings Corp. 388,163 9,202
Fujikura, Ltd. 220,100 5,624
Fujitsu, Ltd. 127,440 2,951
Fukuoka Financial Group, Inc. 140,900 6,484
Hakuhodo DY Holdings, Inc. 333,300 2,730
Hitachi, Ltd. 310,100 10,292
Honda Motor Co., Ltd. 617,495 6,242
Horiba, Ltd. 31,600 4,987
Hoya Corp. 58,500 8,968
Isuzu Motors, Ltd. 440,700 6,644
ITOCHU Corp. 509,090 6,397
Japan Airlines Co., Ltd. 177,200 3,284
Japan Exchange Group, Inc. 71,800 979
Japan Post Holdings Co., Ltd. 301,700 4,501
Japan Post Insurance Co., Ltd. 525,900 5,864
Japan Tobacco, Inc. 47,300 2,108
JGC Holdings Corp. 168,400 2,366
Kajima Corp. 90,400 3,026
KDDI Corp. 131,700 2,428
Keyence Corp. 46,000 23,116
Koito Manufacturing Co., Ltd. 256,900 4,312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Komatsu, Ltd. 304,000 13,405
Kubota Corp. 1,144,000 19,425
Kuraray Co., Ltd. 197,100 2,268
Makita Corp. 65,800 2,110
McDonald's Holdings Co. Japan, Ltd. 16,700 848
MINEBEA MITSUMI, Inc. 481,300 10,985
Mitsubishi Corp. 39,700 1,193
Mitsubishi Electric Corp. 199,800 7,283
Mitsubishi Estate Co., Ltd. 407,700 9,867
Mitsubishi Gas Chemical Co., Inc. 108,100 2,790
Mitsubishi Heavy Industries, Ltd. 71,200 1,667
Mitsubishi UFJ Financial Group, Inc. 1,048,500 23,507
Mitsui Fudosan Co., Ltd. 145,800 1,417
Mizuho Financial Group, Inc. 115,300 5,970
MS&AD Insurance Group Holdings, Inc. 121,800 3,773
Murata Manufacturing Co., Ltd. 228,100 10,641
NEC Corp. 98,500 2,939
Nexon Co., Ltd. 336,800 5,199
Nikon Corp. 193,900 2,331
Nintendo Co., Ltd. 11,750 562
Nippon Express Holdings, Inc. 18,200 601
Nissan Motor Co., Ltd.(Æ) 1,422,300 3,012
Nitto Denko Corp. 505,100 10,517
Nomura Holdings, Inc. 520,500 5,019
NTT, Inc. 310,000 297
Obayashi Corp. 136,800 2,693
Olympus Corp. 954,200 10,872
Ono Pharmaceutical Co., Ltd. 92,100 1,386
Osaka Gas Co., Ltd. 383,700 13,275
Otsuka Holdings Co., Ltd. 70,800 4,930
Pan Pacific International Holdings Corp. 456,700 2,594
Panasonic Holdings Corp. 73,000 1,928
Persol Holdings Co., Ltd. 2,646,200 4,388
Recruit Holdings Co., Ltd. 37,300 2,932
Renesas Electronics Corp. 2,000 40
Resona Holdings, Inc. 1,937,800 26,558
Rinnai Corp. 57,500 1,292
Rohm Co., Ltd. 331,200 8,796
Secom Co., Ltd. 60,626 2,607
Sega Sammy Holdings, Inc. 208,900 3,608
Sekisui Chemical Co., Ltd. 53,500 894
Sekisui House, Ltd. 58,400 1,281
Seven & i Holdings Co., Ltd. 33,400 443
Shimizu Corp. 118,100 1,748
Shin-Etsu Chemical Co., Ltd. 227,600 8,171
Shionogi & Co., Ltd. 89,100 1,623
Shizuoka Financial Group, Inc. 28,300 563
SMC Corp. 13,200 5,665
SoftBank Group Corp. 268,500 8,349
Sompo Holdings, Inc. 3,603 160
Sony Group Corp. 90,900 2,129
Stanley Electric Co., Ltd. 135,900 2,973
Subaru Corp. 238,700 4,030
Sumitomo Electric Industries, Ltd. 979,700 14,206
Sumitomo Heavy Industries, Ltd. 40,100 1,298
Sumitomo Mitsui Financial Group, Inc. 446,706 19,176
Sumitomo Mitsui Trust Group, Inc. 1,093,600 11,391
Sumitomo Realty & Development Co.,
Ltd. 63,000 1,429
Sumitomo Rubber Industries, Ltd. 116,300 1,641

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suntory Beverage & Food, Ltd. 530,100 15,309
Sysmex Corp. 577,300 5,797
T&D Holdings, Inc. 487,500 15,507
Taiheiyo Cement Corp. 63,700 1,634
Takeda Pharmaceutical Co., Ltd. 319,200 10,966
TDK Corp. 849,700 16,673
THK Co., Ltd. 76,500 3,150
Toho Co., Ltd. 287,900 2,757
Tokio Marine Holdings, Inc. 142,800 7,289
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 44,100 144
Tokyo Electron, Ltd. 83,800 28,290
Tokyo Gas Co., Ltd. 16,200 634
Toray Industries, Inc. 733,500 5,280
Toyota Motor Corp. 316,100 6,006
Tsuruha Holdings, Inc. 298,200 4,538
USS Co., Ltd. 46,600 591
Yamato Holdings Co., Ltd. 242,800 3,145
Yokohama Financial Group, Inc. 144,500 1,653
689,936
Kazakhstan - 0.0%
Fix Price Group PLC - GDR(Æ)(Š)(Þ) 183,060 —
Halyk Savings Bank of Kazakhstan JSC
- GDR(Þ) 9,283 297
297
Luxembourg - 0.4%
ArcelorMittal SA 295,185 20,693
Eurofins Scientific SE 44,324 3,489
RTL Group SA 27,227 1,019
25,201
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 2,248,792 9,815
Malaysia - 0.1%
CIMB Group Holdings Berhad 895,115 1,729
Gamuda Berhad 275,900 289
Hong Leong Bank Berhad 158,291 854
Hong Leong Financial Group Berhad 139,014 630
IOI Corp. Berhad 956,700 1,037
Press Metal Aluminium Holdings Berhad 381,300 743
Public Bank Berhad 209,700 265
5,547
Mexico - 1.0%
America Movil SAB de CV - ADR 425,427 10,785
America Movil SAB de CV Class B 8,957,369 11,414
Arca Continental SAB de CV 35,048 402
Cemex SAB de CV - ADR 451,165 5,333
Fresnillo PLC 525,070 17,599
Grupo Carso SAB de CV Class A1 176,166 1,508
Grupo Financiero Banorte SAB de CV
Class O 529,861 6,136
Grupo Financiero Inbursa SAB de CV
Class O 1,287,868 3,308
Ternium SA - ADR 29,752 1,465
Wal-Mart de Mexico SAB de CV 460,474 1,336
59,286
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Netherlands - 3.8%
ABN AMRO Bank NV - Dutch
Certificates(Þ) 272,609 12,248
Adyen NV(Æ)(Þ) 484 491
Argenx SE(Æ) 8,917 7,642
ASML Holding NV 39,330 64,314
EXOR NV 21,341 1,720
Ferrari NV 30,618 12,027
HAL Trust 46,831 8,898
Heineken Holding NV 14,362 1,206
Heineken NV 88,686 8,019
ING Groep NV 1,103,847 38,596
Koninklijke Ahold Delhaize NV 90,943 3,589
Koninklijke Philips NV 593,476 15,624
Magnum Ice Cream Co. NV (The)(Æ) 685,531 12,819
NN Group NV 98,261 9,242
Randstad NV 350,683 14,761
Universal Music Group NV 328,405 5,444
VEON, Ltd. - ADR(Æ) 28,690 1,500
Wolters Kluwer NV 6,738 527
218,667
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 45,941 1,100
Nigeria - 0.2%
Airtel Africa PLC(Þ) 946,369 4,253
Guaranty Trust Holding Co. PLC 58,733,522 5,857
10,110
Norway - 0.4%
DNB Bank ASA 38,350 1,234
Equinor ASA 411,091 16,897
Mowi ASA 27,678 592
Norsk Hydro ASA 104,627 957
Orkla ASA 102,691 1,142
20,822
Peru - 0.1%
Credicorp, Ltd. 21,442 8,589
Philippines - 0.0%
Bank of the Philippine Islands 822,907 1,376
BDO Unibank, Inc. 264,511 540
1,916
Poland - 0.1%
Erste Bank Polska SA 3,220 633
KGHM Polska Miedz SA 18,243 1,503
Zabka Group SA 554,464 4,719
6,855
Portugal - 0.1%
EDP SA 1,326,441 6,840
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,328,325 —
LUKOIL PJSC(Æ)(Š) 45,621 —
LUKOIL PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 114,710 —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
—
Saudi Arabia - 0.0%
Al Rajhi Bank 123,590 2,060
Saudi Telecom Co. 68,099 783
2,843
Singapore - 1.8%
DBS Group Holdings, Ltd. 210,015 12,108
Grab Holdings, Ltd. Class A(Æ) 4,956,919 17,349
Jardine Cycle & Carriage, Ltd. 683,800 15,680
Oversea-Chinese Banking Corp., Ltd. 1,328,295 30,190
Sea, Ltd. - ADR(Æ) 222,119 23,709
STMicroelectronics NV 28,239 1,482
United Overseas Bank, Ltd. 4,600 156
UOL Group, Ltd. 163,600 1,264
101,938
South Africa - 1.3%
Absa Group, Ltd. 46,039 637
Anglo American PLC 76,743 3,875
Anglogold Ashanti PLC 315,282 25,008
Capitec Bank Holdings, Ltd. 32,083 9,175
Discovery, Ltd. 92,425 1,468
FirstRand, Ltd. 664,180 3,966
Gold Fields, Ltd. - ADR 226,089 7,330
Impala Platinum Holdings, Ltd. 294,624 3,245
Mr. Price Group, Ltd. 97,561 1,004
MTN Group, Ltd. 1,322,776 16,407
Shoprite Holdings, Ltd. 35,561 617
Standard Bank Group, Ltd. 127,735 2,553
Valterra Platinum, Ltd. 10,715 806
Vodacom Group, Ltd. 187,984 1,824
77,915
South Korea - 5.7%
Coway Co., Ltd. 55,537 3,574
Hana Financial Group, Inc. 67,256 5,916
Hankook Tire & Technology Co., Ltd. 37,097 1,748
HD Hyundai Electric Co., Ltd. 11,063 5,235
Hyundai Engineering & Construction
Co., Ltd. 55,009 3,619
Hyundai Mobis Co., Ltd. 17,517 5,778
Hyundai Motor Co. 4,618 1,260
KB Financial Group, Inc. 234,777 27,758
Kia Corp. 89,729 8,316
Korea Electric Power Corp. 17,503 428
Krafton, Inc. 3,362 574
KT Corp. 2,504 91
KT Corp. - ADR 297,616 5,384
KT&G Corp. 5,455 687
L&C BIO Co., Ltd.(Æ) 97,055 3,541
LG Electronics, Inc. 16,667 1,815
LG H&H Co., Ltd. 7,127 1,436
Orion Corp. 1,517 140
POSCO Holdings, Inc. 3,903 856
Samsung E&A Co., Ltd. 43,793 1,327
Samsung Electro-Mechanics Co., Ltd. 6,681 5,337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Electronics Co., Ltd. 679,412 122,360
Samsung Fire & Marine Insurance Co.,
Ltd. 5,074 2,237
Samsung Heavy Industries Co., Ltd.(Æ) 338,447 5,078
Shinhan Financial Group Co., Ltd. 250,833 17,728
Shinsegae, Inc. 9,973 2,937
SK Hynix, Inc. 70,802 77,788
SK Square Co., Ltd. 17,117 12,140
SK Telecom Co., Ltd. 58,886 3,337
Sung Kwang Bend Co., Ltd. 134,453 2,482
330,907
Spain - 0.8%
Amadeus IT Group SA 26,818 1,667
Banco Santander SA 159,637 2,255
CaixaBank SA 1,570,316 22,756
Iberdrola SA 231,967 5,517
Industria de Diseno Textil SA 239,346 15,688
47,883
Sweden - 1.5%
Assa Abloy AB Class B 242,764 9,000
Atlas Copco AB Class A 455,556 9,642
Atlas Copco AB Class B 547,474 10,135
Boliden AB 86,534 4,348
Epiroc AB Class A 221,371 5,674
Essity AB Class B 29,629 863
Fastighets AB Balder Class B 101,185 554
Investor AB Class A 132,320 5,622
L E Lundbergforetagen AB Class B 43,887 2,633
Lifco AB Class B 45,014 1,531
Sandvik AB 230,424 8,638
Securitas AB Class B 156,948 2,523
Skandinaviska Enskilda Banken AB
Class A 48,485 1,137
SKF AB Class B 272,311 7,389
Swedish Orphan Biovitrum AB(Æ) 250,599 12,475
Telefonaktiebolaget LM Ericsson Class B 425,535 4,244
86,408
Switzerland - 3.5%
ABB, Ltd. 244,790 24,151
ABB, Ltd. - ADR 45,954 4,532
Adecco Group AG 150,576 4,203
BKW AG 5,265 871
Chocoladefabriken Lindt & Spruengli AG 72 2,316
Compagnie Financiere Richemont SA
Class A 12,652 2,989
Galderma Group AG 60,107 13,079
Geberit AG 2,872 1,892
Givaudan SA 391 1,563
Helvetia Baloise Holding AG 11,405 3,059
Julius Baer Group, Ltd. 145,937 12,812
Lonza Group AG 36,594 25,445
Nestle SA 140,839 14,066
Partners Group Holding AG 1,029 856
Sandoz Group AG 16,388 1,336
Schindler Holding AG 11,995 3,754
SGS SA 19,629 2,326
Sika AG 2,809 632
Swatch Group AG (The) 21,652 4,832

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Life Holding AG 818 966
Swiss Prime Site AG 9,281 1,515
Swisscom AG 3,976 3,059
UBS Group AG 1,304,751 68,790
Zurich Insurance Group AG 8,129 6,194
205,238
Taiwan - 7.5%
Accton Technology Corp. 65,000 4,255
Alchip Technologies, Ltd. 92,001 8,565
ASE Technology Holding Co., Ltd. 541,000 9,417
Cathay Financial Holding Co., Ltd. 2,073,000 6,485
Co-Tech Development Corp. 241,238 2,160
CTBC Financial Holding Co., Ltd. 505,236 1,016
Delta Electronics, Inc. 542,000 26,747
E.Sun Financial Holding Co., Ltd. 2,636,374 3,138
Elite Material Co., Ltd. 37,777 5,387
Evergreen Marine Corp. Taiwan, Ltd. 90,417 568
First Financial Holding Co., Ltd. 561,723 639
Fortune Electric Co., Ltd. 336,270 7,357
Fubon Financial Holding Co., Ltd. 1,103,876 4,408
Globalwafers Co., Ltd. 15,246 398
Hon Hai Precision Industry Co., Ltd. 2,407,654 18,605
Hua Nan Financial Holdings Co., Ltd. 1,233,048 1,656
KGI Financial Holding Co., Ltd. 5,220,059 4,936
MediaTek, Inc. 223,241 23,892
Mega Financial Holding Co., Ltd. 111,492 182
Nan Ya Plastics Corp. 164,000 790
SinoPac Financial Holdings Co., Ltd. 87,121 109
Taiwan Business Bank 2,304,314 1,299
Taiwan Cooperative Financial Holding
Co., Ltd. 744,881 634
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,033,679 226,864
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 175,195 70,823
TS Financial Holding Co., Ltd. 891,805 985
United Microelectronics Corp. 333,059 1,265
Winbond Electronics Corp. 747,000 2,911
Yuanta Financial Holding Co., Ltd. 56,352 118
435,609
Thailand - 0.6%
Advanced Info Service PCL - NVDR 911,300 10,382
Bangkok Bank PCL - NVDR 1,245,000 7,140
Charoen Pokphand Foods PCL - NVDR 1,306,500 880
Gulf Development PCL - NVDR 2,021,300 4,028
Kasikornbank PCL 199,600 1,458
Kasikornbank PCL - NVDR 1,360,600 9,940
PTT PCL - NVDR 784,200 905
True Corp. PCL - NVDR 121,000 52
34,785
Turkey - 0.1%
Akbank TAS 182,846 245
BIM Birlesik Magazalar AS 593,352 4,885
Coca-Cola Icecek AS 655,149 1,258
Turkiye Garanti Bankasi AS 388,240 1,008
7,396
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Arab Emirates - 0.3%
Aldar Properties PJSC 1,646,273 3,338
Emaar Properties PJSC 707,160 2,103
Emirates NBD Bank PJSC 231,816 1,910
First Abu Dhabi Bank PJSC 2,337,838 12,302
19,653
United Kingdom - 8.2%
3i Group PLC 373,063 14,436
AstraZeneca PLC 135,596 23,142
Aviva PLC 361,516 3,382
Babcock International Group PLC 472,642 7,189
BAE Systems PLC 296,242 8,375
Barclays PLC 1,992,472 13,716
Barratt Redrow PLC 709,761 2,822
British American Tobacco PLC 292,342 17,748
British Land Co. PLC (The)(ö) 517,968 3,083
BT Group PLC 2,470,673 6,704
Bunzl PLC 21,696 819
Burberry Group PLC(Æ) 301,541 4,893
CK Hutchison Holdings, Ltd. 579,461 5,445
Compass Group PLC 535,435 16,999
DCC Energy PLC 82,893 7,111
Diageo PLC 324,379 7,141
Diploma PLC 134,236 13,261
easyJet PLC 756,332 6,418
GSK PLC 1,134,614 29,378
Halma PLC 19,331 932
Hikma Pharmaceuticals PLC 143,110 3,061
HSBC Holdings PLC 1,721,446 36,932
ICG PLC 168,959 4,297
IMI PLC 88,469 3,507
Intertek Group PLC 150,383 11,854
J Sainsbury PLC 3,377,588 16,355
Kingfisher PLC 960,760 4,004
Land Securities Group PLC(ö) 217,701 2,074
London Stock Exchange Group PLC 10,503 1,188
Marks & Spencer Group PLC 325,982 1,783
NatWest Group PLC 1,798,687 17,047
Next PLC 13,758 2,767
Pearson PLC 95,180 1,612
Reckitt Benckiser Group PLC 598,111 42,219
RELX PLC 132,236 4,666
Rolls-Royce Holdings PLC 676,359 13,430
Smith & Nephew PLC 48,438 761
Smiths Group PLC 32,733 1,168
Spirax Group PLC 12,289 1,153
Standard Chartered PLC 1,552,306 45,884
Tesco PLC 2,675,808 17,624
Unilever PLC 34,786 2,209
Unite Group PLC (The)(ö) 286,100 2,088
United Utilities Group PLC 662,082 12,330
Verisure PLC(Æ) 510,913 6,354
Vodafone Group PLC 1,072,427 1,702
Weir Group PLC (The) 308,993 11,001
Wise Group PLC Class A(Æ) 677,993 8,132
WPP PLC 624,567 2,526
472,722
United States - 5.3%
Alcon AG 21,038 1,445

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allegion PLC 78,026 12,281
Amrize, Ltd. 67,690 3,324
Aon PLC Class A 29,357 10,585
ARM Holdings PLC - ADR(Æ) 7,632 1,829
BeOne Medicines, Ltd. Class H(Æ) 47,700 1,167
BP PLC 1,581,338 11,948
CRH PLC 14,570 1,384
Experian PLC 211,206 8,010
Freeport-McMoRan, Inc. 78,000 4,885
Haleon PLC 4,264,660 20,866
Holcim AG(Æ) 77,164 7,053
Las Vegas Sands Corp. 12,625 617
Linde PLC 44,173 21,132
Medtronic PLC 100,668 8,596
Newmont Corp. 3,657 343
Novartis AG 151,344 23,626
Palo Alto Networks, Inc.(Æ) 6,949 2,306
Roche Holding AG 83,780 36,782
Sanofi SA 268,454 23,095
Schneider Electric SE 111,614 37,469
Shell PLC 1,140,293 52,432
SLB, Ltd. 1,937 96
Spotify Technology SA(Æ) 25,872 12,934
Sunbelt Rentals Holdings, Inc. 4,730 341
Tenaris SA 32,274 925
305,471
Zambia - 0.3%
First Quantum Minerals, Ltd.(Æ) 552,329 15,311
Total Common Stocks
(cost $3,101,307) 5,540,047
Preferred Stocks - 0.6%
Brazil - 0.2%
Axia Energia SA Class C
0.000% (Æ) 114,234 1,172
Itau Unibanco Holding SA
3.183% (Ÿ) 834,433 7,060
Localiza Rent a Car SA
0.872% (Æ)(Ÿ) 31,426 227
8,459
Germany - 0.1%
Dr Ing hc F Porsche AG
1.010% (Þ)(Ÿ) 23,772 1,161
Henkel AG & Co. KGaA
2.070% (Ÿ) 68,503 5,978
7,139
South Korea - 0.3%
Samsung Electronics Co., Ltd.
0.969% (Ÿ) 142,385 17,877
Total Preferred Stocks
(cost $15,566) 33,475
Warrants and Rights - 0.0%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 1,754 —
Israel - 0.0%
CyberArk Software, Ltd.(Æ)(Š)
Rights 3,158 142
Total Warrants and Rights
(cost $142) 142
Short-Term Investments - 2.5%
United States - 2.5%
U.S. Cash Management Fund(@) 144,658,414 (∞) 144,629
Total Short-Term Investments
(cost $144,615) 144,629
Total Investments - 98.6%
(identified cost $3,261,630) 5,718,293
Other Assets and Liabilities,
Net - 1.4%
79,151
Net Assets - 100.0%
5,797,444

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
2.3%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9.99 2,723
12,248
Adyen NV 11/15/23 EUR 484 1,111.28 538
491
Airtel Africa PLC 01/16/26 GBP 946,369 4.74 4,482
4,253
Amundi SA 02/26/19 EUR 124,438 59.60 7,416
13,558
CGN Power Co., Ltd. 08/08/23 HKD 2,578,000 0.25 640
950
China International Capital Corp., Ltd. 10/06/23 HKD 2,018,800 1.19 2,408
5,569
Covestro AG 03/17/20 EUR 161,277 32.33 5,213
11,289
Dr Ing hc F Porsche AG 04/15/26 EUR 23,772 51.15 1,216
1,161
Fix Price Group PLC 10/14/21 183,060 — 1,648
—
Halyk Savings Bank of Kazakhstan JSC 12/09/25 9,283 25.73 239
297
HDFC Asset Management Co., Ltd. 06/27/24 INR 30,264 24.15 731
830
Hindustan Aeronautics, Ltd. 08/08/23 INR 28,483 22.96 654
1,390
Hydro One, Ltd. 04/18/19 CAD 26,918 25.76 693
1,121
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13.61 1,220
1,527
InterGlobe Aviation, Ltd. 03/25/21 INR 222,020 33.56 7,452
12,079
Kuaishou Technology 11/09/22 HKD 981,017 5.81 5,697
5,473
Larsen & Toubro, Ltd. 06/27/24 138,750 42.02 5,830
5,644
Lodha Developers, Ltd. 07/17/26 INR 644,031 12.40 7,987
8,415
Meituan 07/17/26 HKD 379,300 10.67 4,045
4,502
Nongfu Spring Co., Ltd. 09/13/24 HKD 295,000 3.21 947
1,650
Pirelli & C. SpA 07/17/26 EUR 785,562 7.91 6,217
5,989
Pop Mart International Group, Ltd. 12/11/24 HKD 65,200 11.82 771
1,354
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 1,305,000 0.47 610
846
Reliance Industries, Ltd. 06/03/15 99,337 19.35 1,923
5,441
SBI Life Insurance Co., Ltd. 03/23/22 INR 182,761 16.33 2,984
3,606
WH Group, Ltd. 10/26/15 HKD 3,780,826 0.56 2,120
4,078
WuXi AppTec Co., Ltd. 09/13/24 HKD 571,100 7.48 4,271
11,712
Xiaomi Corp. 03/27/24 HKD 648,800 1.98 1,282
2,376
Zalando SE 03/09/26 EUR 201,104 24.80 4,987 6,550
134,399
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 2,207 USD 155,196 09/26
600
Canadian Dollar Currency Futures 3,274 USD 233,977 09/26
(1,977)
Japanese Yen Currency Futures 2,962 USD 233,794 09/26
1,212
New Zealand Dollar Currency Futures 185 USD 10,910 09/26
113
Norwegian Krone Currency Futures 103 USD 21,718 09/26
(6)
S&P/TSX 60 Index Futures 791 CAD 329,768 09/26
3,947
SPI 200 Index Futures 929 AUD 207,701 09/26
324
TOPIX Index Futures 539 JPY 21,487,235 09/26 4,519
Short Positions
British Pound Currency Futures 948 USD 79,881 09/26
(499)
CAC40 Euro Index Futures 299 EUR 25,478 08/26
(497)
DAX Index Futures 35 EUR 22,496 09/26
(637)
Euro Currency Futures 1,524 USD 220,028 09/26
119
EURO STOXX 50 Index Futures 237 EUR 15,104 09/26
(263)
FTSE 100 Index Futures 1,006 GBP 109,302 09/26
(4,740)
FTSE/MIB Index Futures 35 EUR 9,159 09/26
(51)
Hang Seng Index Futures 295 HKD 382,615 08/26
(1,346)
IBEX 35 Index Futures 54 EUR 10,698 08/26
(273)

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 123
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
MSCI Emerging Markets Index Futures 271 USD 22,253 09/26
(16)
MSCI Singapore Index Futures 1,165 SGD 60,644 08/26
(598)
OMXS30 Index Futures 208 SEK 67,766 08/26
(207)
Swiss Franc Currency Futures 247 USD 38,378 09/26 722
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 446
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 696 EUR 604 08/03/26 —
Bank of America USD 462 EUR 401 08/04/26 1
Bank of America USD 350 HKD 2,745 08/03/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 21,220 $ — $ — $ — $ 21,220
Australia — 50,059 — — 50,059
Austria — 36,665 — — 36,665
Belgium — 20,531 — — 20,531
Brazil 136,283 2,075 — — 138,358
Burkina Faso 3,396 — — — 3,396
Canada 209,729 — — — 209,729
Chile 8,205 1,757 — — 9,962
China 27,913 483,975 — — 511,888
Colombia 770 — — — 770
Congo, the Democratic Republic of the 166 — — — 166
Czech Republic — 2,919 — — 2,919
Denmark — 42,134 — — 42,134
Finland — 31,362 — — 31,362
France — 374,122 — — 374,122
Germany — 299,579 — — 299,579
Ghana — 2,049 — — 2,049
Greece — 46,549 — — 46,549
Hong Kong — 81,685 — — 81,685
Hungary — 11,114 — — 11,114
India 11,797 172,047 — — 183,844

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Indonesia — 12,164 — — 12,164
Ireland 17,495 32,398 — — 49,893
Israel 1,816 11,577 — — 13,393
Italy 8,108 169,328 — — 177,436
Japan — 689,936 — — 689,936
Kazakhstan — 297 — — 297
Luxembourg — 25,201 — — 25,201
Macao — 9,815 — — 9,815
Malaysia — 5,547 — — 5,547
Mexico 41,687 17,599 — — 59,286
Netherlands 1,500 217,167 — — 218,667
New Zealand — 1,100 — — 1,100
Nigeria — 10,110 — — 10,110
Norway — 20,822 — — 20,822
Peru 8,589 — — — 8,589
Philippines — 1,916 — — 1,916
Poland — 6,855 — — 6,855
Portugal — 6,840 — — 6,840
Russia — — — — —
Saudi Arabia — 2,843 — — 2,843
Singapore 41,058 60,880 — — 101,938
South Africa 32,338 45,577 — — 77,915
South Korea 5,384 325,523 — — 330,907
Spain — 47,883 — — 47,883
Sweden — 86,408 — — 86,408
Switzerland 4,532 200,706 — — 205,238
Taiwan 70,822 364,787 — — 435,609
Thailand — 34,785 — — 34,785
Turkey — 7,396 — — 7,396
United Arab Emirates — 19,653 — — 19,653
United Kingdom — 472,722 — — 472,722
United States 76,988 228,483 — — 305,471
Zambia 15,311 — — — 15,311
Preferred Stocks 8,459 25,016 — — 33,475
Warrants and Rights — — 142 — 142
Short-Term Investments — — — 144,629 144,629
Total Investments 753,566 4,819,956 142 144,629 5,718,293
Other Financial Instruments
Assets
Futures Contracts 11,556 — — — 11,556
Foreign Currency Exchange Contracts 1 — — — 1

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 125
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (11,110) — — — (11,110)
Total Other Financial Instruments
*
$ 447 $ — $ — $ — $ 447
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 709,102 12 .2
Consumer Staples ............................................................................... 307,928 5 .3
Energy ................................................................................................ 297,174 5 .1
Financial Services .............................................................................. 1,492,356 25 .7
Health Care ........................................................................................ 408,846 7 .1
Materials and Processing ................................................................... 542,277 9 .4
Producer Durables .............................................................................. 575,581 9 .9
Technology ......................................................................................... 1,014,034 17 .5
Utilities ............................................................................................... 192,749 3 .3
Preferred Stocks
Consumer Discretionary .................................................................... 1,162 — **
Consumer Staples ............................................................................... 5,977 0 .1
Financial Services .............................................................................. 7,060 0 .2
Producer Durables .............................................................................. 227 — **
Technology ......................................................................................... 17,877 0 .3
Utilities ............................................................................................... 1,172 — **
Warrants and Rights ...................................................................
142 — **
Short-Term Investments .............................................................
144,629 2 .5
Total Investments ............................................................................... 5,718,293 98 .6
**
Less than .05% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Tax-Managed International Equity Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 136,089 $ 758,661 $ 750,127 $ — $ 6 $ 144,629 $ 4,035 $ —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.9%
Argentina - 1.4%
Corp. America Airports SA 43,080 1,110
Vista Energy SAB de CV - ADR(Æ) 148,282 10,447
YPF SA - ADR(Æ) 152,149 7,994
19,551
Australia - 4.2%
Atlas Arteria, Ltd. 2,254,945 7,986
BHP Group, Ltd. 272,968 11,509
Dalrymple Bay Infrastructure, Ltd. 103,389 407
Fortescue, Ltd. 110,003 1,435
Glencore PLC 1,692,784 12,376
Mineral Resources, Ltd.(Æ) 4,107 168
Paladin Energy, Ltd.(Æ) 127,649 850
Perenti, Ltd. 16,262 24
Rio Tinto PLC 61,409 6,018
Rio Tinto, Ltd. 12,512 1,505
Sandfire Resources, Ltd.(Æ) 45,714 613
Santos, Ltd. 91,830 509
South32, Ltd. 337,987 1,072
Sunrise Energy Metals, Ltd.(Æ) 44,893 450
Transurban Group(Æ) 1,367,923 14,228
Woodside Energy Group, Ltd. 43,864 1,024
60,174
Austria - 0.2%
Mondi PLC 134,334 1,617
OMV AG 9,031 661
2,278
Brazil - 2.3%
Adecoagro SA 13,767 137
Axia Energia SA - ADR 75,132 787
Axia Energia SA Class C - ADR(Æ) 19,728 202
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp - ADR 190,020 1,036
Cia Energetica de Minas Gerais - ADR 225,906 495
Cia Paranaense de Energia - Copel - ADR 31,980 375
Klabin SA 1,700,727 6,123
Motiva Infraestrutura de Mobilidade SA 595,991 1,735
Petroleo Brasileiro SA - Petrobras 11,405 110
Petroleo Brasileiro SA - Petrobras - ADR 80,010 1,552
PRIO SA(Æ) 119,355 1,433
Rumo SA 508,154 1,447
Sao Martinho S/A 524,268 1,502
SLC Agricola SA 465,657 1,229
Suzano SA 543,198 4,642
Suzano SA - ADR 104,485 890
Ultrapar Participacoes SA - ADR 69,292 450
Vale SA 140,219 2,110
Vale SA - ADR 133,978 2,018
Wheaton Precious Metals Corp. 32,877 3,576
Yara International ASA 31,040 1,462
33,311
Canada - 4.7%
Agnico Eagle Mines, Ltd. 15,613 2,267
Algonquin Power & Utilities Corp. 469,928 2,749
AltaGas, Ltd. 18,171 723
ARC Resources, Ltd. 111,946 2,677
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barrick Mining Corp. 62,065 2,278
Baytex Energy Corp. 392,532 1,790
Canadian National Railway Co. 31,270 3,976
Canadian Natural Resources, Ltd. 66,585 3,172
Capstone Copper Corp.(Æ) 217,608 2,066
Cenovus Energy, Inc. 81,580 2,460
Enbridge, Inc. 92,658 5,042
Enerflex, Ltd. 56,123 1,250
Franco-Nevada Corp. 9,445 2,009
Imperial Oil, Ltd. 18,672 2,421
Logan Energy Corp.(Æ) 25,659 17
NexGen Energy, Ltd.(Æ) 558,428 5,107
Nutrien, Ltd. 79,974 5,520
Pembina Pipeline Corp. 48,436 2,368
Precision Drilling Corp.(Æ) 6,938 539
South Bow Corp. 9,265 343
Suncor Energy, Inc. 40,311 2,707
Tamarack Valley Energy, Ltd. 231,541 2,215
TC Energy Corp. 136,171 9,170
Teck Resources, Ltd. Class B 24,870 1,497
Vermilion Energy, Inc. 17,180 205
West Fraser Timber Co., Ltd. 11,014 713
Westshore Terminals Investment Corp. 12,192 349
Whitecap Resources, Inc. 188,210 2,221
67,851
Chile - 0.6%
Antofagasta PLC 29,173 1,445
Sociedad Quimica y Minera de Chile
SA - ADR 115,910 7,773
9,218
China - 1.7%
Anhui Expressway Co., Ltd. Class H 60,000 120
CGN Power Co., Ltd. Class H(Þ) 1,301,000 480
China Hongqiao Group, Ltd. 569,000 1,783
China Merchants Port Holdings Co., Ltd. 584,264 1,140
China Resources Gas Group, Ltd. 721,800 1,540
China Tower Corp., Ltd. Class H(Þ) 6,082,000 7,783
COSCO SHIPPING International (Hong
Kong) Co., Ltd. 422,000 321
COSCO SHIPPING Ports, Ltd. 700,000 476
Guangdong Investment, Ltd. 338,000 365
Henan Shenhuo Coal Industry &
Electricity Power Co., Ltd. Class A 337,000 1,310
Jiangsu Expressway Co., Ltd. Class H 845,153 1,048
MMG, Ltd.(Æ) 552,000 584
Shenzhen Expressway Corp., Ltd. Class
H 144,000 125
Shenzhen International Holdings, Ltd. 1,161,764 904
Western Mining Co., Ltd. Class A 417,901 2,393
Wilmar International, Ltd. 577,300 1,770
Yankuang Energy Group Co., Ltd. Class
H 314,000 476
Yuexiu Transport Infrastructure, Ltd. 148,000 70
Zhejiang Expressway Co., Ltd. Class H 1,166,000 1,034
Zijin Mining Group Co., Ltd. Class H 86,000 363
24,085

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Colombia - 0.1%
Parex Resources, Inc. 97,117 1,682
Congo, the Democratic Republic of the - 0.2%
Ivanhoe Mines, Ltd. Class A(Æ) 390,160 2,803
Denmark - 0.5%
Orsted A/S(Æ)(Þ) 210,891 4,709
Vestas Wind Systems A/S 114,679 3,085
7,794
Faroe Islands - 0.1%
Bakkafrost P/F 24,774 1,183
Finland - 0.7%
Kemira Oyj 135,788 2,665
Neste Oyj 224,782 7,991
10,656
France - 2.9%
Aeroports de Paris SA 101,700 14,159
Eiffage SA 4,555 649
Engie SA 48,151 1,506
Eramet SA(Æ) 2,144 107
Gaztransport Et Technigaz SA 130 29
Getlink SE 707,881 15,096
Rubis SCA 2,552 99
Technip Energies NV 20,026 691
TotalEnergies SE 47,337 4,204
Veolia Environnement SA 80,354 3,203
Vinci SA 17,153 2,429
42,172
Germany - 0.5%
E.ON SE 83,362 1,800
Fraport AG Frankfurt Airport Services
Worldwide 14,087 1,099
K+S AG 26,874 451
RWE AG 53,629 3,537
6,887
Ghana - 0.4%
Kosmos Energy, Ltd.(Æ) 2,227,246 5,991
Hong Kong - 0.4%
CLP Holdings, Ltd. 514,000 5,120
Hutchison Port Holdings Trust Class U 1,796,100 347
5,467
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC(Æ) 50,401 722
India - 0.1%
Reliance Industries, Ltd. - GDR(Þ) 36,754 2,013
Iraq - 0.0%
United Energy Group, Ltd.(Æ) 4,470,000 205
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 287,390 974
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.2%
Equital, Ltd.(Æ) 4,594 173
ICL Group, Ltd. 416,029 2,139
Israel Corp., Ltd. 8,860 232
Naphtha Israel Petroleum Corp., Ltd. 56,274 447
2,991
Italy - 0.8%
Enav SpA(Þ) 102,704 600
Enel SpA 220,044 2,486
Eni SpA 49,771 1,384
Hera SpA 1,276,594 5,588
Saipem SpA 172,990 839
10,897
Japan - 1.4%
Ebara Corp. 17,100 582
Inpex Corp. 35,000 802
Japan Airport Terminal Co., Ltd. 300,600 10,654
Japan Petroleum Exploration Co., Ltd. 86,100 962
JFE Holdings, Inc. 5,600 64
Kanadevia Corp. 2,500 19
Mitsubishi Materials Corp. 20,300 537
Modec, Inc. 9,100 591
Nippon Steel Corp. 150,000 610
Nittetsu Mining Co., Ltd. 22,600 421
West Japan Railway Co. 265,700 5,001
20,243
Kazakhstan - 0.1%
NAC Kazatomprom JSC - GDR(Þ) 12,046 764
Luxembourg - 0.2%
ArcelorMittal SA 37,979 2,662
Mexico - 2.4%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 17,778 1,901
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 11,820 2,569
Grupo Aeroportuario del Pacifico SAB de
CV Class B 772,080 16,785
Grupo Aeroportuario del Sureste SAB de
CV - ADR 4,011 1,106
Grupo Aeroportuario del Sureste SAB de
CV Class B 290,608 8,048
Grupo Mexico SAB de CV Class B 88,818 1,065
Promotora y Operadora de Infraestructura
SAB de CV 156,053 2,464
Southern Copper Corp. 1,819 332
34,270
Netherlands - 0.0%
SBM Offshore NV 9,885 370
New Zealand - 0.2%
Auckland International Airport, Ltd. 670,337 3,432
Norway - 0.7%
Aker BP ASA 54,746 1,966
Austevoll Seafood ASA 204,216 1,834
BlueNord ASA 7,538 412

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Borregaard ASA 22,679 378
DNO ASA 332,765 597
DOF Group ASA 50,961 673
Equinor ASA 57,663 2,370
Frontline PLC 5,903 234
Norsk Hydro ASA 24,266 222
TGS ASA 56,809 773
Var Energi ASA 190,550 967
10,426
Poland - 0.1%
ORLEN SA 21,816 865
Portugal - 0.0%
Galp Energia SGPS SA 31,265 716
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
GMK Norilskiy Nickel PAO(Æ)(Š) 1,789,700 —
LUKOIL PJSC(Æ)(Š) 35,888 —
LUKOIL PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC - ADR(Æ)(Š) 11 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —
PhosAgro PJSC - GDR(Æ)(Š) 231 —
Polyus PJSC(Æ)(Š) 17,780 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ)(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.1%
SATS, Ltd. 415,700 1,530
SIA Engineering Co., Ltd. 112,100 271
1,801
South Africa - 0.9%
African Rainbow Minerals, Ltd. 10,037 103
Anglo American PLC 168,264 8,497
Exxaro Resources, Ltd. 68,729 850
Gold Fields, Ltd. - ADR 83,563 2,709
Impala Platinum Holdings, Ltd. 12,039 133
Sibanye Stillwater, Ltd. 82,702 181
Thungela Resources, Ltd. 7,364 45
Valterra Platinum, Ltd. 11,831 896
13,414
South Korea - 0.1%
CS Wind Corp.(Æ) 22,338 582
POSCO Holdings, Inc. 3,313 727
1,309
Spain - 2.3%
Aena SME SA(Þ) 833,444 25,820
Iberdrola SA 241,778 5,750
Repsol SA 61,173 1,881
33,451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 0.2%
Boliden AB 13,208 664
Svenska Cellulosa AB SCA Class B 148,248 1,685
2,349
Switzerland - 0.9%
Flughafen Zurich AG 41,015 12,030
SIG Group AG(Æ) 64,001 1,164
13,194
Thailand - 0.1%
Banpu PCL - NVDR(Š) 3,108,400 540
PTT Exploration & Production PCL 98,800 440
980
United Kingdom - 1.7%
EnQuest PLC 980,377 315
Harbour Energy PLC 2,861,281 9,213
National Grid PLC 881,689 14,108
Severn Trent PLC 12,978 527
SSE PLC 18,079 570
24,733
United States - 63.1%
Advanced Drainage Systems, Inc. 23,902 3,310
Aemetis, Inc.(Æ) 66,933 101
AES Corp. (The) 37,935 557
AGCO Corp. 40,561 4,144
Agree Realty Corp.(ö) 142,231 11,066
Albemarle Corp. 67,151 7,900
Alcoa Corp. 34,607 1,566
Alexandria Real Estate Equities, Inc.(ö) 17,262 888
Alliant Energy Corp. 8,756 620
Amcor PLC 23,969 1,076
Ameresco, Inc. Class A(Æ) 149,198 3,144
American Assets Trust, Inc.(ö) 4,232 100
American Electric Power Co., Inc. 70,409 9,002
American Healthcare REIT, Inc.(ö) 113,105 6,289
American Homes 4 Rent Class A(ö) 93,829 3,136
Americold Realty Trust, Inc.(ö) 22,578 318
APA Corp. 80,971 3,022
Apple Hospitality REIT, Inc.(ö) 59,202 977
Archer-Daniels-Midland Co. 27,213 2,157
Array Technologies, Inc.(Æ) 855,112 4,464
Atmos Energy Corp. 4,584 792
AvalonBay Communities, Inc.(ö) 20,647 3,832
Avery Dennison Corp. 2,165 367
Baker Hughes Co. 6,537 395
Blackstone Digital Infrastructure Trust,
Inc.(Æ)(ö) 56,932 1,185
BP PLC 1,785,698 13,492
Brixmor Property Group, Inc.(ö) 324,149 10,214
Broadstone Net Lease, Inc.(ö) 32,806 702
Bunge Global SA 6,910 734
BXP, Inc.(ö) 16,835 1,180
California Resources Corp. 174,508 9,183
Camden Property Trust(ö) 100,741 11,163
CareTrust REIT, Inc.(ö) 221,288 9,281
CenterPoint Energy, Inc. 60,047 2,524
Centerspace(ö) 22,841 1,253
CF Industries Holdings, Inc. 8,863 1,110

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cheniere Energy, Inc. 56,056 14,775
Chevron Corp. 16,503 3,248
Chord Energy Corp. 4,937 693
Clean Energy Fuels Corp.(Æ) 519,128 1,007
CNH Industrial NV 96,132 985
CNX Resources Corp.(Æ) 22,415 802
ConocoPhillips 86,368 10,406
Consolidated Edison, Inc. 19,181 2,088
Constellation Energy Corp. 25,303 6,648
COPT Defense Properties(ö) 16,229 616
Corteva, Inc. 69,862 5,499
Cousins Properties, Inc.(ö) 102,333 3,229
Crescent Energy Co. Class A 65,667 753
CSX Corp. 48,652 2,452
CubeSmart(ö) 48,382 2,006
Curbline Properties Corp.(ö) 162,684 4,985
Darling Ingredients, Inc.(Æ) 234,199 14,202
Deere & Co. 643 381
Devon Energy Corp. 38,332 1,730
Diamondback Energy, Inc. 288 58
DiamondRock Hospitality Co.(ö) 27,431 363
Digital Realty Trust, Inc.(ö) 102,855 19,390
Diversified Healthcare Trust(ö) 57,035 508
Dominion Energy, Inc. 93,571 6,472
Douglas Emmett, Inc.(ö) 27,907 330
DT Midstream, Inc. 43,311 5,977
Duke Energy Corp. 105,534 13,237
Easterly Government Properties, Inc.(ö) 3,078 75
EastGroup Properties, Inc.(ö) 42,802 8,946
Elme Communities(ö) 14,560 23
Entergy Corp. 5,380 579
Enterprise Products Partners, LP 28,820 1,097
EOG Resources, Inc. 8,795 1,308
EPR Properties(ö) 10,519 653
EQT Corp. 62,646 3,338
Equinix, Inc.(ö) 44,839 45,703
Equity LifeStyle Properties, Inc.(ö) 10,526 685
Equity Residential(ö) 263,603 17,516
Essential Properties Realty Trust, Inc.(ö) 149,297 4,672
Essex Property Trust, Inc.(ö) 22,523 6,400
Evergy, Inc. 28,655 2,379
Eversource Energy 16,925 1,212
Exelon Corp. 57,043 2,614
Expand Energy Corp. 52,275 4,915
Extra Space Storage, Inc.(ö) 52,596 7,786
ExxonMobil Holdings Corp. 43,638 6,783
Farmland Partners, Inc.(ö) 34,149 319
Federal Realty Investment Trust(ö) 4,404 546
First Industrial Realty Trust, Inc.(ö) 119,119 7,843
First Solar, Inc.(Æ) 6,703 1,415
FirstEnergy Corp. 24,731 1,195
Four Corners Property Trust, Inc.(ö) 6,219 159
Freeport-McMoRan, Inc. 125,078 7,834
Gaming and Leisure Properties, Inc.(ö) 157,277 7,044
GFL Environmental, Inc. 201,201 8,314
Global Net Lease, Inc.(ö) 11,227 98
Green Plains, Inc.(Æ) 311,855 5,255
Gulfport Energy Corp.(Æ) 21,752 3,510
Halliburton Co. 31,579 1,018
Healthcare Realty Trust, Inc.(ö) 158,153 3,323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Healthpeak Properties, Inc.(ö) 250,478 5,468
Helmerich & Payne, Inc. 26,056 901
Highwoods Properties, Inc.(ö) 41,926 1,389
Host Hotels & Resorts, Inc.(ö) 553,566 13,911
Hyatt Hotels Corp. Class A 5,387 938
Independence Realty Trust, Inc.(ö) 115,924 1,928
Ingredion, Inc. 251 25
International Paper Co. 25,882 1,057
InvenTrust Properties Corp.(ö) 5,878 208
Invitation Homes, Inc.(ö) 286,884 8,526
Iron Mountain, Inc.(ö) 146,889 17,967
Janus Living, Inc. Class A(ö) 162,849 4,920
Kilroy Realty Corp.(ö) 7,704 299
Kimco Realty Corp.(ö) 175,150 4,463
Kinder Morgan, Inc. 191,128 6,151
Kite Realty Group Trust(ö) 84,027 2,405
Lamar Advertising Co. Class A(ö) 28,442 4,550
Liberty Energy, Inc. 51,762 968
Macerich Co. (The)(ö) 239,872 6,198
Magnolia Oil & Gas Corp. Class A 55,586 1,429
Matador Resources Co. 20,307 1,013
Mid-America Apartment Communities,
Inc.(ö) 19,653 2,601
Mosaic Co. (The) 166,779 3,689
National Health Investors, Inc.(ö) 5,771 442
NETSTREIT Corp.(ö) 105,648 2,266
Newmont Corp. 41,779 3,915
NexPoint Residential Trust, Inc.(ö) 11,063 289
NextEra Energy, Inc. 227,152 19,744
Nextpower, Inc. Class A(Æ) 22,315 2,005
NiSource, Inc. 21,022 934
NNN REIT, Inc.(ö) 2,151 102
Noble Corp. PLC 14,841 629
Norfolk Southern Corp. 3,128 1,049
Nucor Corp. 9,005 2,317
Omega Healthcare Investors, Inc.(ö) 107,926 5,464
ONEOK, Inc. 121,986 11,078
Outfront Media, Inc.(ö) 15,798 503
Ovintiv, Inc. 25,494 1,592
Packaging Corp. of America 4,229 1,040
Park Hotels & Resorts, Inc.(ö) 24,898 375
Patterson-UTI Energy, Inc. 36,518 383
Peabody Energy Corp. 39,155 835
Pebblebrook Hotel Trust(ö) 11,275 215
Permian Resources Corp. Class A 119,600 2,549
PG&E Corp. 29,240 508
Phillips 66 640 135
Phillips Edison & Co., Inc.(ö) 13,007 553
Piedmont Realty Trust, Inc.(Æ)(ö) 202,088 1,958
Pinnacle West Capital Corp. 3,966 401
Prologis, Inc.(ö) 361,719 52,308
ProPetro Holding Corp.(Æ) 27,090 301
Public Service Enterprise Group, Inc. 104,555 8,017
Public Storage(ö) 49,436 16,026
Realty Income Corp.(ö) 211,054 13,480
Regal Rexnord Corp. 3,044 625
Regency Centers Corp.(ö) 106,780 8,573
Reliance, Inc. 1,301 528
Republic Services, Inc. 36,277 7,638
REX American Resources Corp.(Æ) 12,676 546

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RLJ Lodging Trust(ö) 28,630 351
Ryman Hospitality Properties, Inc.(ö) 12,265 1,639
Sabra Health Care REIT, Inc.(ö) 55,517 1,175
SBA Communications Corp.(ö) 33,962 6,146
Select Water Solutions, Inc. 21,426 397
Sempra 100,777 8,924
Service Properties Trust(ö) 34,823 280
Shell PLC 363,094 16,664
Simon Property Group, Inc.(ö) 139,155 31,918
SL Green Realty Corp.(ö) 107,623 5,696
SLB, Ltd. 5,364 266
SM Energy Co. 107,889 3,509
Smurfit WestRock PLC 25,629 1,178
SolarEdge Technologies, Inc.(Æ) 103,504 4,264
Southern Co. (The) 48,743 4,608
Steel Dynamics, Inc. 5,006 1,258
Summit Hotel Properties, Inc.(ö) 51,855 357
Sun Communities, Inc.(ö) 15,400 1,902
Sunrun, Inc.(Æ) 577,463 5,665
Sunstone Hotel Investors, Inc.(ö) 24,220 285
Tanger, Inc.(ö) 13,216 537
Targa Resources Corp. 41,661 11,264
Tenaris SA 50,308 1,442
Terreno Realty Corp.(ö) 14,195 1,017
TXNM Energy, Inc. 602 35
UDR, Inc.(ö) 27,499 1,049
UGI Corp. 218,388 7,888
Union Pacific Corp. 3,582 1,046
Urban Edge Properties(ö) 12,597 285
Valero Energy Corp. 1,355 424
Valmont Industries, Inc. 1,704 821
Ventas, Inc.(ö) 206,734 19,332
VICI Properties, Inc.(ö) 74,010 1,950
Vistra Corp. 2,963 439
Vornado Realty Trust(ö) 182,893 7,204
Weatherford International PLC 3,438 302
Welltower, Inc.(ö) 286,221 67,102
Weyerhaeuser Co.(ö) 73,035 1,828
Williams Cos., Inc. (The) 46,843 3,351
WP Carey, Inc.(ö) 31,278 2,302
Xcel Energy, Inc. 79,194 6,193
Xenia Hotels & Resorts, Inc.(ö) 19,880 409
Zurn Elkay Water Solutions Corp. Class
C 13,656 690
912,360
Zambia - 0.3%
First Quantum Minerals, Ltd.(Æ) 170,569 4,728
Total Common Stocks
(cost $933,495) 1,400,972
Preferred Stocks - 1.2%
Brazil - 1.2%
Bradespar SA
2.134% (Ÿ) 1,816,639 7,884
Petroleo Brasileiro SA - Petrobras
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.594% (Ÿ) 1,063,290 9,108
16,992
Russia - 0.0%
Surgutneftegas PAO
0.000% (Æ) (Š) 1,385,000 —
Tatneft PJSC
0.000% (Æ) (Š) 281,695 —
—
Total Preferred Stocks
(cost $13,564) 16,992
Short-Term Investments - 1.4%
United States - 1.4%
U.S. Cash Management Fund(@) 20,346,226 (∞) 20,342
Total Short-Term Investments
(cost $20,340) 20,342
Total Investments - 99.5%
(identified cost $967,399) 1,438,306
Other Assets and Liabilities,
Net - 0.5%
6,947
Net Assets - 100.0%
1,445,253

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
2.9%
Aena SME SA 04/22/20 EUR 833,444 19.00 15,836
25,820
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0.24 314
480
China Tower Corp., Ltd. 03/03/25 HKD 6,082,000 1.27 7,749
7,783
Enav SpA 09/28/22 EUR 102,704 3.71 381
600
NAC Kazatomprom JSC 07/09/26 12,046 69.54 838
764
Orsted A/S 11/14/25 DKK 210,891 19.37 4,084
4,709
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 03/20/23 36,754 53.71 1,974 2,013
42,169
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 26 USD 9,775 09/26 73
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 73
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 19,551 $ — $ — $ — $ 19,551
Australia — 60,174 — — 60,174
Austria — 2,278 — — 2,278
Brazil 31,849 1,462 — — 33,311
Canada 67,851 — — — 67,851
Chile 7,773 1,445 — — 9,218
China — 24,085 — — 24,085
Colombia 1,682 — — — 1,682
Congo, the Democratic Republic of the 2,803 — — — 2,803
Denmark — 7,794 — — 7,794
Faroe Islands — 1,183 — — 1,183
Finland — 10,656 — — 10,656
France — 42,172 — — 42,172
Germany — 6,887 — — 6,887
Ghana 5,991 — — — 5,991
Hong Kong — 5,467 — — 5,467
Hungary — 722 — — 722
India — 2,013 — — 2,013
Iraq — 205 — — 205

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 133
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Isle of Man 974 — — — 974
Israel — 2,991 — — 2,991
Italy — 10,897 — — 10,897
Japan — 20,243 — — 20,243
Kazakhstan — 764 — — 764
Luxembourg — 2,662 — — 2,662
Mexico 34,270 — — — 34,270
Netherlands — 370 — — 370
New Zealand — 3,432 — — 3,432
Norway — 10,426 — — 10,426
Poland — 865 — — 865
Portugal — 716 — — 716
Russia — — — — —
Singapore — 1,801 — — 1,801
South Africa 2,709 10,705 — — 13,414
South Korea — 1,309 — — 1,309
Spain — 33,451 — — 33,451
Sweden — 2,349 — — 2,349
Switzerland — 13,194 — — 13,194
Thailand — 440 540 — 980
United Kingdom — 24,733 — — 24,733
United States 880,762 31,598 — — 912,360
Zambia 4,728 — — — 4,728
Preferred Stocks 16,992 — — — 16,992
Short-Term Investments — — — 20,342 20,342
Total Investments 1,077,935 339,489 540 20,342 1,438,306
Other Financial Instruments
Assets
Futures Contracts 73 — — — 73
Total Other Financial Instruments
*
$ 73 $ — $ — $ — $ 73
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Tax-Managed Real Assets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 2,467 0 .2
Consumer Staples ............................................................................... 7,841 0 .5
Energy ................................................................................................ 182,661 12 .6
Financial Services .............................................................................. 534,956 37 .0
Materials and Processing ................................................................... 197,450 13 .7
Producer Durables .............................................................................. 187,900 13 .0
Technology ......................................................................................... 5,499 0 .4
Utilities ............................................................................................... 282,198 19 .5
Preferred Stocks
Energy ................................................................................................ 9,108 0 .6
Financial Services .............................................................................. 7,884 0 .6
Short-Term Investments .............................................................
20,342 1 .4
Total Investments ............................................................................... 1,438,306 99 .5
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 25,821 $ 149,742 $ 155,218 $ (4) $ 1 $ 20,342 $ 826 $ —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 89.6%
Asset-Backed Securities - 2.2%
CLI Funding LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 788 737
Series 2021-1A Class A
1.640% due 02/18/46 (Þ) 432 397
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 49
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 49 40
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 150 111
Driven Brands Funding LLC
Series 2021-1A Class A2
2.791% due 10/20/51 (Þ) 256 239
ELFI Graduate Loan Program LLC
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 60 56
FIGRE Trust
Series 2026-FL2 Class A2
6.819% due 06/25/56 (~)(Ê)(Þ) 1,467 1,462
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 904 717
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 363 329
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 108 99
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 42 36
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 143 116
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 163 127
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 435 327
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 276 188
Navesink CLO, Ltd.
Series 2026-2A Class CR
5.803% due 01/15/36 (CME Term
SOFR 3 Month + 2.050%)(Ê)(Þ) 350 347
Series 2026-5A Class C
5.557% due 03/31/39 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 1,000 996
Series 2026-5A Class D1
6.757% due 03/31/39 (CME Term
SOFR 3 Month + 3.050%)(Ê)(Þ) 1,000 1,001
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 68 64
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 358
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Planet Fitness Master Issuer LLC
Series 2025-1A Class A2I
5.274% due 12/06/55 (Þ) 200 198
Reprise Financial Receivables Trust
2026-1
Series 2026-1 Class A
5.540% due 04/18/33 (Þ) 350 350
Sabal Issuer LLC
Series 2026-1A Class A1
6.000% due 05/02/61 (Þ) 1,438 1,395
Sixth Street CLO, Ltd.
Series 2026-32A Class C
5.614% due 04/21/39 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 1,050 1,055
SMB Private Education Loan Trust
Series 2025-A Class A1A
5.130% due 04/15/54 (Þ) 964 955
SoFi Professional Loan Program LLC
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 547
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 900
SoFi Professional Loan Program Trust
Series 2018-D Class R1
0.000% due 02/25/48 (Þ)(ž) 43 263
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 489
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 517 515
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 571 490
Sunnova Helios II Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 717 654
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 491 458
Sunnova Helios IV Issuer LLC
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 285 246
Sunnova Sol II Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 288 250
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 650 518
Sunrun Bacchus Issuer LLC
Series 2025-1A Class A2A
6.410% due 04/30/60 (Þ) 343 338
Sunrun Xanadu Issuer LLC
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 280 264
Zaxbys Funding LLC
Series 2021-1A Class A2
3.238% due 07/30/51 (Þ) 713 679
Series 2024-1A Class A2I
6.594% due 04/30/54 (Þ) 441 446
18,806

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Corporate Bonds and Notes - 32.3%
Consumer Discretionary - 8.1%
Adient Global Holdings, Ltd.
7.500% due 02/15/33 (Þ) 1,030 1,063
Allegiant Travel Co.
7.125% due 07/01/31 (Þ) 2,347 2,381
American Axle & Manufacturing, Inc.
6.375% due 10/15/32 (Þ) 505 502
AppLovin Corp.
5.125% due 12/01/29 558 559
Aptiv Swiss Holdings, Ltd.
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 901 914
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 182 181
Bath & Body Works, Inc.
6.950% due 03/01/33 654 651
BCPE Flavor Debt Merger Sub LLC /
BCPE Flavor Issuer, Inc.
9.500% due 07/01/32 (Þ) 960 933
Beach Acquisition Bidco LLC
10.000% due 07/15/33 (Þ) 502 539
Boyd Gaming Corp.
4.750% due 12/01/27 192 191
4.750% due 06/15/31 (Þ) 318 304
Carnival Corp., Ltd.
4.000% due 08/01/28 (Þ) 163 160
Carvana Co.
9.000% due 06/01/31 (Þ) 2,316 2,549
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.000% due 02/01/28 (Þ) 1,432 1,416
7.375% due 02/01/36 (Þ) 309 294
Choice Hotels International, Inc.
3.700% due 12/01/29 632 606
Churchill Downs, Inc.
4.750% due 01/15/28 (Þ) 157 156
CMG Media Corp.
8.875% due 06/18/29 (Þ) 999 726
Comcast Corp.
2.887% due 11/01/51 64 34
CSC Holdings LLC
11.750% due 01/31/29 (Þ) 520 298
4.625% due 12/01/30 (Þ) 243 51
Darden Restaurants, Inc.
4.550% due 10/15/29 326 322
Directv Financing LLC
8.875% due 02/01/30 (Þ) 707 720
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 316 316
10.000% due 02/15/31 (Þ) 596 623
Discovery Communications LLC
4.125% due 05/15/29 565 556
6.350% due 06/01/40 1,241 867
Discovery Global Holdings, Inc.
4.054% due 03/15/29 1,124 1,103
4.279% due 03/15/32 1,411 1,119
5.050% due 03/15/42 736 514
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DISH DBS Corp.
5.250% due 12/01/26 (Æ)(Ø)(Þ) 453 451
5.750% due 12/01/28 (Æ)(Ø)(Þ) 453 437
EchoStar Corp.
10.750% due 11/30/29 1,546 1,672
3.875% due 11/30/30 101 265
6.750% due 11/30/30 417 423
EW Scripps Co. (The)
9.875% due 08/15/30 (Þ) 530 463
Ferguson Finance PLC
4.500% due 10/24/28 (Þ) 560 556
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 637 619
FirstCash, Inc.
4.625% due 09/01/28 (Þ) 155 152
Ford Motor Co.
7.400% due 11/01/46 265 270
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 526 528
Fox Corp.
4.709% due 01/25/29 179 178
Full House Resorts, Inc.
8.250% due 02/15/28 (Þ) 546 533
Gates Corp.
6.875% due 07/01/29 (Þ) 148 151
Genting New York LLC / GENNY
Capital, Inc.
7.250% due 10/01/29 (Þ) 667 682
Hilton Grand Vacations Borrower LLC
/ Hilton Grand Vacations Borrower,
Inc.
5.000% due 06/01/29 (Þ) 159 154
4.875% due 07/01/31 (Þ) 346 320
HNI Corp.
5.125% due 01/18/29 (Þ) 769 758
Hyatt Hotels Corp.
5.250% due 06/30/29 341 344
iHeartCommunications, Inc.
4.750% due 01/15/28 (Þ) 375 353
9.125% due 05/01/29 (Þ) 477 443
Jacobs Entertainment, Inc.
6.750% due 02/15/29 (Þ) 1,089 1,073
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 1,049 1,082
Kohl's Corp.
5.125% due 05/01/31 775 695
5.550% due 07/17/45 580 398
Lamar Media Corp.
3.750% due 02/15/28 157 154
Las Vegas Sands Corp.
3.900% due 08/08/29 650 626
Live Nation Entertainment, Inc.
3.750% due 01/15/28 (Þ) 155 152
Macy's Retail Holdings LLC
4.500% due 12/15/34 407 366
5.125% due 01/15/42 269 217
4.300% due 02/15/43 286 204
McDonald's Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series MTN
5.700% due 02/01/39 66 67
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 119 115
Michaels Cos., Inc. (The)
8.500% due 03/15/33 (Þ) 772 765
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 922 895
Murphy Oil USA, Inc.
3.750% due 02/15/31 (Þ) 164 152
NCL Corp., Ltd.
0.875% due 04/15/30 735 767
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 526 536
9.500% due 02/15/33 (Þ) 650 662
Newell Brands, Inc.
8.500% due 06/01/28 (Þ) 650 679
7.375% due 04/01/36 1,149 1,159
7.500% due 04/01/46 863 801
Nexstar Media, Inc.
4.750% due 11/01/28 (Þ) 570 559
6.500% due 09/15/33 (Þ) 1,323 1,317
Nordstrom, Inc.
6.950% due 03/15/28 778 796
4.375% due 04/01/30 461 441
4.250% due 08/01/31 495 460
5.000% due 01/15/44 716 515
Paramount Global
4.200% due 06/01/29 354 336
4.850% due 07/01/42 227 147
4.375% due 03/15/43 470 287
5.850% due 09/01/43 417 295
5.250% due 04/01/44 996 643
4.600% due 01/15/45 157 95
4.950% due 05/19/50 1,813 1,095
Phinia, Inc.
6.625% due 10/15/32 (Þ) 1,046 1,057
QXO Building Products, Inc.
6.500% due 07/15/31 (Þ) 285 286
6.750% due 04/30/32 (Þ) 881 900
6.875% due 07/15/34 (Þ) 285 285
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 1,673 1,503
4.625% due 04/06/31 (Þ) 1,470 1,229
Risewell Homes, Inc.
8.500% due 11/01/30 (Þ) 299 305
Sabre Financial Borrower LLC
11.125% due 06/15/29 (Þ) 537 565
Sabre GLBL, Inc.
7.320% due 08/01/26 276 276
10.750% due 11/15/29 (Þ) 398 383
10.750% due 03/15/30 (Þ) 294 282
11.125% due 07/15/30 (Þ) 318 306
Sekisui House US, Inc.
3.850% due 01/15/30 430 407
Sirius XM Radio LLC
3.875% due 09/01/31 (Þ) 477 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Somnigroup International, Inc.
4.000% due 04/15/29 (Þ) 158 152
3.875% due 10/15/31 (Þ) 154 140
Staples, Inc.
10.750% due 09/01/29 (Þ) 753 721
12.750% due 01/15/30 (Þ) 255 202
Starbucks Corp.
3.750% due 12/01/47 74 53
Station Casinos LLC
4.500% due 02/15/28 (Þ) 157 155
Suburban Propane Partners, LP /
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 570 537
Taylor Morrison Communities, Inc.
5.750% due 01/15/28 (Þ) 151 153
Thor Industries, Inc.
4.000% due 10/15/29 (Þ) 160 151
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 1,673 1,823
Time Warner Cable LLC
6.750% due 06/15/39 69 65
Toll Brothers Finance Corp.
3.800% due 11/01/29 299 288
Travel + Leisure Co.
6.000% due 04/01/27 504 506
Tri Pointe Homes, Inc.
5.700% due 06/15/28 152 152
Univision Communications, Inc.
7.375% due 06/30/30 (Þ) 154 153
8.500% due 07/31/31 (Þ) 153 153
8.875% due 04/15/33 (Þ) 163 158
VF Corp.
6.000% due 10/15/33 250 245
6.450% due 11/01/37 1,236 1,164
Wayfair LLC
7.250% due 10/31/29 (Þ) 313 322
Whirlpool Corp.
2.400% due 05/15/31 1,189 875
4.700% due 05/14/32 599 466
5.500% due 03/01/33 554 431
5.750% due 03/01/34 121 92
4.500% due 06/01/46 408 229
4.600% due 05/15/50 428 238
Series MTN
5.150% due 03/01/43 251 148
WMG Acquisition Corp.
3.750% due 12/01/29 (Þ) 668 636
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 (Þ) 155 152
Yum! Brands, Inc.
3.625% due 03/15/31 345 319
6.875% due 11/15/37 358 379
5.350% due 11/01/43 233 214
68,638
Consumer Staples - 2.4%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.625% due 03/31/32 (Þ) 153 146

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 03/15/33 (Þ) 151 146
5.750% due 03/31/34 (Þ) 1,003 933
Alta Equipment Group, Inc.
9.000% due 06/01/29 (Þ) 383 367
Altria Group, Inc.
5.800% due 02/14/39 69 68
APi Group DE, Inc.
4.125% due 07/15/29 (Þ) 161 155
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
8.000% due 02/15/31 (Þ) 150 150
Carrix, Inc.
6.125% due 08/01/33 (Þ) 1,215 1,210
Chobani LLC / Chobani Finance Corp.,
Inc.
6.375% due 04/15/34 (Þ) 339 340
Church & Dwight Co., Inc.
3.950% due 08/01/47 158 120
Coca-Cola Co. (The)
2.750% due 06/01/60 896 489
Conagra Brands, Inc.
4.850% due 11/01/28 506 505
CoreCivic, Inc.
4.750% due 10/15/27 156 156
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 185 186
Flowers Foods, Inc.
2.400% due 03/15/31 595 512
Grand Canyon University
5.125% due 10/01/28 765 757
Hertz Corp. (The)
12.625% due 07/15/29 (Þ) 762 497
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 970 —
JM Smucker Co. (The)
6.500% due 11/15/43 67 70
Keurig Dr Pepper, Inc.
4.350% due 05/15/28 517 513
Kroger Co. (The)
3.950% due 01/15/50 143 103
Mondelez International, Inc.
2.625% due 09/04/50 114 65
NESCO Holdings II, Inc.
5.500% due 04/15/29 (Þ) 1,879 1,867
Performance Food Group, Inc.
4.250% due 08/01/29 (Þ) 157 152
Perrigo Finance Unlimited Co.
6.125% due 09/30/32 1,390 1,320
4.900% due 12/15/44 605 441
Post Holdings, Inc.
6.500% due 03/15/36 (Þ) 461 450
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
3.375% due 08/31/27 (Þ) 158 155
Primo Water Holdings, Inc. / Triton
Water Holdings, Inc.
4.375% due 04/30/29 (Þ) 273 265
PROG Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 11/15/29 (Þ) 1,102 1,077
Safeway, Inc.
7.250% due 02/01/31 759 786
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 613 614
3.000% due 10/15/30 (Þ) 131 119
Sysco Corp.
3.150% due 12/14/51 853 517
Turning Point Brands, Inc.
7.625% due 03/15/32 (Þ) 250 255
Tyson Foods, Inc.
4.350% due 03/01/29 632 625
United Rentals North America, Inc.
3.875% due 11/15/27 589 582
6.000% due 12/15/29 (Þ) 629 637
Upbound Group, Inc.
6.375% due 02/15/29 (Þ) 1,985 1,973
US Foods, Inc.
6.875% due 09/15/28 (Þ) 148 151
4.750% due 02/15/29 (Þ) 153 151
VM Consolidated, Inc.
5.500% due 04/15/29 (Þ) 780 729
Williams Scotsman, Inc.
4.625% due 08/15/28 (Þ) 188 186
6.625% due 04/15/30 (Þ) 149 152
20,692
Energy - 3.4%
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
5.750% due 01/15/28 (Þ) 286 286
APA Corp.
4.750% due 04/15/43 118 94
Buckeye Partners, LP
4.125% due 12/01/27 1,142 1,123
6.750% due 08/15/33 90 92
5.850% due 11/15/43 229 204
5.600% due 10/15/44 58 50
California Resources Corp.
7.000% due 01/15/34 (Þ) 608 595
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29 746 719
CNX Midstream Partners, LP
4.750% due 04/15/30 (Þ) 158 151
CNX Resources Corp.
7.250% due 03/01/32 (Þ) 147 151
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,038 1,011
Crescent Energy Finance LLC
7.875% due 04/15/32 (Þ) 307 313
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 431 430
Diamondback Energy, Inc.
5.900% due 04/18/64 456 424
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 52 60
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 61
Energy Transfer, LP

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.850% due 02/15/40 113 118
6.500% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.676%)(Ê) 743 741
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 638 635
EQT Corp.
7.000% due 02/01/30 355 375
Genesis Energy, LP / Genesis Energy
Finance Corp.
7.875% due 05/15/32 335 346
8.000% due 05/15/33 394 410
6.750% due 03/15/34 260 259
Global Marine, Inc.
7.000% due 06/01/28 574 584
Gulfport Energy Operating Corp.
6.750% due 09/01/29 (Þ) 598 605
Harvest Midstream I, LP
6.750% due 05/15/34 (Þ) 302 303
Hess Corp.
6.000% due 01/15/40 306 314
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 222 223
7.250% due 02/15/35 (Þ) 891 885
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 1,464 1,448
Kodiak Gas Services LLC
5.875% due 04/01/31 (Þ) 290 287
Magnolia Oil & Gas Operating LLC /
Magnolia Oil & Gas Finance Corp.
6.875% due 12/01/32 (Þ) 148 151
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 634 627
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 (Þ) 635 636
MPLX, LP
4.800% due 02/15/29 513 513
Murphy Oil Corp.
5.875% due 12/01/42 377 327
NGL Energy Operating LLC / NGL
Energy Finance Corp.
8.125% due 02/15/29 (Þ) 430 441
8.375% due 02/15/32 (Þ) 587 610
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 103 117
Occidental Petroleum Corp.
6.450% due 09/15/36 119 125
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 1,057 1,043
4.800% due 05/15/30 (Þ) 544 530
7.500% due 07/15/38 (Þ) 197 207
6.875% due 04/15/40 (Þ) 237 238
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 643 637
Summit Midstream Holdings LLC
8.625% due 10/31/29 (Þ) 112 116
SunCoke Energy, Inc.
4.875% due 06/30/29 (Þ) 308 294
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sunoco, LP
5.875% due 07/15/27 (Þ) 549 549
5.625% due 03/15/31 (Þ) 171 169
6.625% due 08/15/32 (Þ) 734 742
5.875% due 03/15/34 (Þ) 785 769
Talos Production, Inc.
9.375% due 02/01/31 (Þ) 315 332
Targa Resources Corp.
6.150% due 03/01/29 139 143
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 73
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 524 518
Transocean International, Ltd.
7.500% due 04/15/31 565 566
6.800% due 03/15/38 667 624
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 225
4.125% due 08/15/31 (Þ) 269 249
3.875% due 11/01/33 (Þ) 470 413
Venture Global LNG, Inc.
9.875% due 02/01/32 (Þ) 353 376
6.375% due 12/15/34 (Þ) 448 436
6.625% due 06/15/36 (Þ) 448 439
Venture Global Plaquemines LNG LLC
6.750% due 2036 (Þ) 823 862
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 202 203
Western Midstream Operating, LP
6.350% due 01/15/29 613 632
Williams Cos., Inc. (The)
4.900% due 03/15/29 221 221
28,450
Financial Services - 6.7%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 629 630
Aircastle, Ltd.
6.500% due 07/18/28 (Þ) 131 134
Arbor Realty SR, Inc.
7.875% due 07/15/30 (Þ) 760 691
Ares Capital Corp.
2.875% due 06/15/28 235 225
Aretec Group, Inc.
10.000% due 08/15/30 (Þ) 616 650
Associated Banc-Corp.
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 585 599
Asurion LLC / Asurion Co-Issuer, Inc.
8.000% due 12/31/32 (Þ) 1,051 1,063
8.375% due 02/01/34 (Þ) 1,093 996
Athene Holding, Ltd.
6.150% due 04/03/30 415 427
Atlanticus Holdings Corp.
9.750% due 09/01/30 (Þ) 651 658
AXIS Specialty Finance LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 346 338
Baldwin Insurance Group Holdings
LLC / Baldwin Insurance Group
Holdings Finance
7.125% due 05/15/31 (Þ) 303 306
BankUnited, Inc.
5.125% due 06/11/30 328 322
Barings BDC, Inc.
7.000% due 02/15/29 603 615
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 150 117
BGC Group, Inc.
6.150% due 04/02/30 603 612
BlackRock TCP Capital Corp.
6.950% due 05/30/29 300 297
Blackstone Mortgage Trust, Inc.
7.750% due 12/01/29 (Þ) 258 267
6.250% due 06/01/31 (Þ) 158 151
Blackstone Secured Lending Fund
5.300% due 06/30/30 244 236
Blue Owl Capital Corp.
2.875% due 06/11/28 142 135
Brandywine Operating Partnership, LP
8.300% due 03/15/28 1,013 1,051
4.550% due 10/01/29 405 379
Bread Financial Holdings, Inc.
8.375% due 06/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.300%)(Ê)(Þ) 603 623
Brighthouse Financial, Inc.
3.850% due 12/22/51 155 84
Burford Capital Global Finance LLC
6.875% due 04/15/30 (Þ) 782 743
8.500% due 01/15/34 (Þ) 337 292
Capital One Financial Corp.
2.359% due 07/29/32 (SOFR +
1.337%)(Ê) 629 540
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 203 211
Carlyle Secured Lending, Inc.
5.750% due 02/15/31 646 612
Citigroup, Inc.
4.542% due 09/19/30 (SOFR +
1.338%)(Ê) 626 619
CNO Financial Group, Inc.
5.250% due 05/30/29 630 631
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 1,161 1,103
Credit Acceptance Corp.
6.625% due 03/15/30 (Þ) 325 325
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 646 629
Diversified Healthcare Trust
4.750% due 02/15/28 640 628
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 873 932
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enact Holdings, Inc.
6.250% due 05/28/29 611 626
Encore Capital Group, Inc.
6.625% due 04/15/31 (Þ) 565 567
Enova International, Inc.
11.250% due 12/15/28 (Þ) 272 286
9.125% due 08/01/29 (Þ) 306 320
EPR Properties
4.950% due 04/15/28 635 633
Essent Group, Ltd.
6.250% due 07/01/29 597 614
F&G Annuities & Life, Inc.
7.400% due 01/13/28 594 609
Fifth Third Bancorp
8.250% due 03/01/38 83 99
First Citizens BancShares, Inc.
5.231% due 03/12/31 (SOFR +
1.410%)(Ê) 571 564
First Citizens Bank & Trust Co.
6.125% due 03/09/28 609 619
Five Point Operating Co., LP
8.000% due 10/01/30 (Þ) 318 326
FS KKR Capital Corp.
3.250% due 07/15/27 59 57
3.125% due 10/12/28 148 139
6.875% due 08/15/29 788 791
6.125% due 01/15/30 880 858
7.500% due 08/01/31 1,550 1,551
Genworth Holdings, Inc.
6.500% due 06/15/34 165 165
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 830 812
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 530 535
4.000% due 01/15/31 99 93
Goldman Sachs BDC, Inc.
5.650% due 09/09/30 642 627
Golub Capital BDC, Inc.
7.050% due 12/05/28 142 146
Highwoods Realty, LP
4.200% due 04/15/29 122 119
Howard Hughes Corp. (The)
4.125% due 02/01/29 (Þ) 158 152
4.375% due 02/01/31 (Þ) 162 152
Hudson Pacific Properties, LP
4.650% due 04/01/29 736 693
3.250% due 01/15/30 564 494
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
5.250% due 05/15/27 866 860
9.750% due 01/15/29 400 398
10.000% due 11/15/29 (Þ) 758 759
9.000% due 06/15/30 563 537
ION Platform Finance US, Inc.
7.875% due 09/30/32 (Þ) 200 158
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 275 268

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 762
9.500% due 02/15/29 (Þ) 351 366
8.250% due 05/15/30 (Þ) 827 863
Kilroy Realty, LP
4.250% due 08/15/29 645 625
Liberty Mutual Group, Inc.
7.800% due 03/07/87 (Þ) 51 55
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 651 632
Millrose Properties, Inc.
6.250% due 09/15/32 (Þ) 338 338
Navient Corp.
Series MTN
5.625% due 08/01/33 869 718
North Haven Private Income Fund LLC
5.750% due 02/01/30 630 611
Oaktree Specialty Lending Corp.
7.100% due 02/15/29 611 620
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 550 525
Pebblebrook Hotel, LP / PEB Finance
Corp.
6.375% due 10/15/29 (Þ) 151 153
Piedmont Operating Partnership, LP
6.875% due 07/15/29 592 616
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 203
5.000% due 10/01/29 (Þ) 894 847
8.875% due 01/31/30 (Þ) 364 375
Prospect Capital Corp.
3.437% due 10/15/28 1,028 963
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 135 135
Rithm Capital Corp.
8.000% due 04/01/29 (Þ) 772 777
Rocket Cos., Inc.
6.125% due 08/01/30 (Þ) 622 627
6.125% due 08/01/31 (Þ) 554 557
6.375% due 08/01/33 (Þ) 613 617
6.500% due 06/15/34 (Þ) 369 373
Santander Holdings USA, Inc.
6.565% due 06/12/29 (SOFR +
2.700%)(Ê) 616 633
Service Properties Trust
3.950% due 01/15/28 467 453
4.950% due 10/01/29 1,215 1,136
4.375% due 02/15/30 762 689
8.875% due 06/15/32 1,047 1,076
SiriusPoint, Ltd.
7.000% due 04/05/29 593 615
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 615 620
State Street Corp.
3.031% due 11/01/34 (SOFR +
1.490%)(Ê) 421 393
Stonebriar ABF Issuer LLC
8.125% due 12/15/30 (Þ) 629 655
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 08/15/31 (Þ) 402 402
Stonex Escrow Issuer LLC
6.875% due 07/15/32 (Þ) 149 151
Synchrony Financial
5.150% due 03/19/29 624 622
Velocity Commercial Capital LLC
9.375% due 02/15/31 (Þ) 149 153
VICI Properties, LP / VICI Note Co.,
Inc.
4.500% due 01/15/28 (Þ) 126 125
Vornado Realty, LP
3.400% due 06/01/31 625 569
Webster Financial Corp.
4.100% due 03/25/29 641 625
Wilton RE, Ltd.
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.266%)(Ê)(ƒ)(Þ) 688 644
Wintrust Financial Corp.
4.850% due 06/06/29 268 266
Zions Bancorp National Association
3.250% due 10/29/29 91 85
56,768
Health Care - 3.1%
1261229 BC, Ltd.
10.000% due 04/15/32 (Þ) 2,320 2,371
Acadia Healthcare Co., Inc.
5.500% due 07/01/28 (Þ) 559 555
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 352 340
5.125% due 03/01/30 (Þ) 158 153
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 630 623
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 122 115
Bausch Health Americas, Inc.
8.500% due 01/31/27 (Þ) 251 250
BellRing Brands, Inc.
7.000% due 03/15/30 (Þ) 746 738
Centene Corp.
2.500% due 03/01/31 1,896 1,651
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 460 454
6.125% due 04/01/30 (Þ) 340 286
10.875% due 01/15/32 (Þ) 49 52
CVS Health Corp.
5.125% due 07/20/45 75 65
6.750% due 12/10/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.516%)(Ê) 112 115
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 313 322
Dentsply Sirona, Inc.
8.375% due 09/12/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê) 623 620
Embecta Corp.
5.000% due 02/15/30 (Þ) 170 131

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 02/15/30 (Þ) 181 139
Fortrea Holdings, Inc.
7.500% due 07/01/30 (Þ) 267 272
HCA, Inc.
4.125% due 06/15/29 396 389
HealthEquity, Inc.
4.500% due 10/01/29 (Þ) 157 152
Herbalife, Ltd.
4.250% due 06/15/28 899 1,014
HLF Financing SARL LLC / Herbalife
International, Inc.
4.875% due 06/01/29 (Þ) 1,390 1,294
7.750% due 05/01/33 (Þ) 663 667
Humana, Inc.
8.150% due 06/15/38 57 65
IQVIA, Inc.
6.250% due 02/01/29 596 612
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 989 1,039
8.375% due 02/15/32 (Þ) 707 711
10.000% due 06/01/32 (Þ) 1,547 1,486
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 1,326 1,298
6.500% due 02/15/31 (Þ) 150 151
6.250% due 01/15/33 (Þ) 311 308
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 104
Radiology Partners, Inc.
9.781% due 02/15/30 (Þ) 1,514 1,511
8.500% due 07/15/32 (Þ) 1,569 1,649
Team Health Holdings, Inc.
8.375% due 06/30/28 (Þ) 1,312 1,311
13.500% due 06/30/28 (Þ) 1,123 1,146
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 153
Tenet Healthcare Corp.
6.125% due 06/15/30 581 585
6.875% due 11/15/31 454 482
Universal Health Services, Inc.
2.650% due 10/15/30 675 604
25,983
Materials and Processing - 1.7%
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 145 142
Celanese US Holdings LLC
7.379% due 07/15/32 1,248 1,305
7.200% due 11/15/33 1,445 1,534
Cleveland-Cliffs, Inc.
6.250% due 10/01/40 133 107
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 (Þ) 1,827 1,746
6.750% due 04/15/32 (Þ) 930 886
Dow Chemical Co. (The)
6.900% due 05/15/53 111 113
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 157 155
FMC Corp.
6.375% due 05/18/53 1,198 934
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.450% due 11/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.366%)(Ê) 189 142
Graphic Packaging International LLC
4.750% due 07/15/27 (Þ) 154 153
H.B. Fuller Co.
4.000% due 02/15/27 580 575
Huntsman International LLC
5.700% due 10/15/34 342 321
JH North America Holdings, Inc.
5.875% due 01/31/31 (Þ) 377 376
6.125% due 07/31/32 (Þ) 375 376
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 659 632
Mauser Packaging Solutions Holding
Co.
9.250% due 04/15/30 (Þ) 807 800
Novelis Corp.
4.750% due 01/30/30 (Þ) 337 323
6.875% due 01/30/30 (Þ) 148 152
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 (Þ) 151 143
9.500% due 06/01/33 (Þ) 150 147
Park-Ohio Industries, Inc.
8.500% due 08/01/30 (Þ) 296 309
Rain Carbon, Inc.
12.250% due 09/01/29 (Þ) 591 629
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 169 164
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 710 694
Silgan Holdings, Inc.
4.125% due 02/01/28 158 156
Trident TPI Holdings, Inc.
12.750% due 12/31/28 (Þ) 580 569
TriMas Corp.
4.125% due 04/15/29 (Þ) 796 762
United States Steel Corp.
6.650% due 06/01/37 381 390
14,735
Producer Durables - 1.8%
Allegion PLC
3.500% due 10/01/29 420 403
Avnet, Inc.
6.250% due 03/15/28 610 622
Axon Enterprise, Inc.
6.125% due 03/15/30 (Þ) 432 438
6.250% due 03/15/33 (Þ) 197 200
BWX Technologies, Inc.
4.125% due 06/30/28 (Þ) 156 152
4.125% due 04/15/29 (Þ) 157 151
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 735
Clean Harbors, Inc.
6.375% due 02/01/31 (Þ) 150 152
Dycom Industries, Inc.
4.500% due 04/15/29 (Þ) 156 152
EMRLD Borrower, LP / Emerald Co-
Issuer, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 12/15/30 (Þ) 152 155
6.750% due 07/15/31 (Þ) 150 154
Energizer Holdings, Inc.
6.000% due 09/15/33 (Þ) 564 536
EnerSys
4.375% due 12/15/27 (Þ) 153 151
Esab Corp.
6.250% due 04/15/29 (Þ) 150 152
Genesee & Wyoming, Inc.
6.250% due 04/15/32 (Þ) 436 439
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 146 142
6.750% due 01/15/31 (Þ) 559 566
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 821
Goat Holdco LLC
6.750% due 02/01/32 (Þ) 1,044 1,061
Granite Construction, Inc.
6.375% due 06/15/34 (Þ) 468 468
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 175 180
Kirby Corp.
4.200% due 03/01/28 71 70
Nordson Corp.
5.600% due 09/15/28 611 621
Norfolk Southern Corp.
5.100% due 08/01/18 519 434
Pentair Finance SARL
4.500% due 07/01/29 626 618
Quikrete Holdings, Inc.
6.375% due 03/01/32 (Þ) 567 574
6.750% due 03/01/33 (Þ) 311 315
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 639
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 917 960
Solaris Energy Infrastructure LLC
6.375% due 05/15/31 (Þ) 246 242
TransDigm, Inc.
6.375% due 05/31/33 (Þ) 150 150
6.750% due 01/31/34 (Þ) 594 603
Trimble, Inc.
4.900% due 06/15/28 633 632
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 510 524
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 627 626
XPO CNW, Inc.
6.700% due 05/01/34 333 343
Xylem, Inc.
4.375% due 11/01/46 151 121
15,302
Technology - 1.8%
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 480 448
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 662 636
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cloud Software Group LLC
6.500% due 03/31/29 (Þ) 339 332
8.250% due 06/30/32 (Þ) 789 747
Conduent Business Services, LLC /
Conduent State & Local Solutions,
Inc.
6.000% due 11/01/29 (Þ) 907 778
CoreWeave, Inc.
9.250% due 06/01/30 (Þ) 308 289
Crane NXT Co.
6.550% due 11/15/36 68 67
4.200% due 03/15/48 1,070 667
Dotdash Meredith, Inc.
7.625% due 06/15/32 (Þ) 659 620
Entegris, Inc.
4.750% due 04/15/29 (Þ) 1,984 1,953
Fair Isaac Corp.
4.000% due 06/15/28 (Þ) 156 151
Gartner, Inc.
3.625% due 06/15/29 (Þ) 667 628
Go Daddy Operating Co. LLC / GD
Finance Co., Inc.
3.500% due 03/01/29 (Þ) 348 327
International Business Machines Corp.
7.125% due 12/01/96 435 460
McAfee Corp.
7.375% due 02/15/30 (Þ) 550 466
McGraw-Hill Education, Inc.
5.750% due 08/01/28 (Þ) 474 470
Motorola Solutions, Inc.
4.600% due 05/23/29 103 102
News Corp.
3.875% due 05/15/29 (Þ) 662 638
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/33 (Þ) 366 380
8.750% due 07/01/34 (Þ) 362 381
Oracle Corp.
5.700% due 02/04/36 195 181
3.850% due 07/15/36 665 527
3.650% due 03/25/41 90 61
3.950% due 03/25/51 830 504
Parsons Corp.
2.625% due 03/01/29 889 857
Playtika Holding Corp.
4.250% due 03/15/29 (Þ) 196 178
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 153
Roper Technologies, Inc.
2.950% due 09/15/29 151 143
Sinclair Television Group, Inc.
4.375% due 12/31/32 (Þ) 374 282
8.125% due 02/15/33 (Þ) 557 574
Twilio, Inc.
3.875% due 03/15/31 180 168
UKG, Inc.
6.875% due 02/01/31 (Þ) 1,111 1,088
15,256
Utilities - 3.3%
Alliant Energy Finance LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 03/30/29 (Þ) 604 618
Alpha Generation LLC
6.750% due 10/15/32 (Þ) 1,153 1,163
Ameren Corp.
1.750% due 03/15/28 132 126
AmeriGas Partners, LP / AmeriGas
Finance Corp.
9.375% due 06/01/28 (Þ) 446 456
APLD Compute Co. LLC
9.250% due 12/15/30 (Þ) 688 731
Avangrid, Inc.
3.800% due 06/01/29 149 145
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 106 96
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 387 377
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 128 125
Dominion Energy, Inc.
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 596 621
Duke Energy Carolinas LLC
5.300% due 02/15/40 54 52
Edison International
5.250% due 11/15/28 110 110
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 1,123 1,151
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 1,102 1,138
EUSHI Finance, Inc.
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 731 756
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 80 80
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/28 (Þ) 643 629
GCI LLC
4.750% due 10/15/28 (Þ) 156 153
Level 3 Financing, Inc.
7.000% due 03/31/34 (Þ) 625 636
8.500% due 01/15/36 (Þ) 430 447
7.500% due 02/15/37 (Þ) 143 142
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 246 228
Meridian Arc Holdco LLC
6.250% due 04/30/31 (Þ) 568 546
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 520 517
NiSource, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 565 581
NRG Energy, Inc.
2.700% due 12/02/27 (Þ) 133 129
Pacific Gas and Electric Co.
3.300% due 12/01/27 99 97
4.200% due 03/01/29 381 374
PacifiCorp
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 1,025 1,021
PG&E Corp.
5.000% due 07/01/28 371 368
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.883%)(Ê) 737 747
PR RNO Property Owner 1 LLC
6.500% due 05/01/31 (Þ) 1,126 1,059
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 108 110
5.200% due 04/01/29 347 350
Sempra
3.700% due 04/01/29 420 409
5.250% due 03/15/36 347 335
Southern California Edison Co.
2.850% due 08/01/29 567 534
Series B
3.650% due 03/01/28 542 533
Sprint Capital Corp.
6.875% due 11/15/28 594 620
8.750% due 03/15/32 184 214
System Energy Resources, Inc.
6.000% due 04/15/28 581 592
Talen Energy Supply LLC
6.375% due 05/01/33 (Þ) 1,667 1,643
6.250% due 02/01/34 (Þ) 453 444
T-Mobile USA, Inc.
3.875% due 04/15/30 359 345
TXNM Energy, Inc.
7.000% due 07/31/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê)(Þ) 610 613
Uniti Group, Inc.
7.500% due 12/01/27 571 645
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 443 437
8.625% due 06/15/32 (Þ) 437 446
Uniti Services LLC
7.500% due 10/15/33 (Þ) 1,050 1,074
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 638 622
XPLR Infrastructure Operating
Partners, LP
4.500% due 09/15/27 (Þ) 853 844
8.375% due 01/15/31 (Þ) 317 337
7.750% due 04/15/34 (Þ) 82 86
Yondr JK 1 LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 06/30/31 (Þ) 479 456
Zayo Group Holdings, Inc.
6.250% due 03/09/30 (Þ) 384 384
9.000% due 09/09/30 (Þ) 135 133
27,625
273,449
International Debt - 32.0%
1011778 BC ULC / New Red Finance,
Inc.
5.625% due 09/15/29 (Þ) 347 346
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 660 634
A&K Travel Group Holdings, Ltd.
7.500% due 05/15/33 (Þ) 664 661
AB BSL CLO, Ltd.
Series 2021-3A Class C2R
5.729% due 04/20/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 600 601
Series 2024-5A Class C
5.829% due 01/20/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 350 351
ACREC LLC
Series 2025-FL3 Class A
4.980% due 08/18/42 (CME Term
SOFR 1 Month + 1.310%)(Ê)(Þ) 500 500
Series 2026-FL4 Class AS
5.270% due 01/18/43 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 750 750
Adani Electricity Mumbai, Ltd.
3.949% due 02/12/30 (Þ) 633 593
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 155 150
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 600 614
Aeropuerto Internacional De Tocumen
SA
4.000% due 08/11/41 (Þ) 686 580
5.125% due 08/11/61 (Þ) 493 405
African Export-Import Bank (The)
3.798% due 05/17/31 (Þ) 789 714
7.125% due 07/23/36 (Þ) 579 579
AGL CLO, Ltd.
Series 2021-16A Class CR
5.429% due 01/20/35 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 500 498
Altice France SA
6.500% due 04/15/32 (Þ) 396 383
America Movil SAB de CV
3.625% due 04/22/29 658 635
American Money Management Corp.
CLO, Ltd.
Series 2024-30A Class CR
5.503% due 04/15/39 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,000 999
Angolan Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.244% due 01/15/31 (Þ) 1,910 1,999
9.875% due 10/15/35 (Þ) 200 210
AREIT CRE Trust
Series 2025-CRE10 Class C
5.771% due 01/17/30 (CME Term
SOFR 1 Month + 2.092%)(Ê)(Þ) 750 743
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 886 774
4.125% due 07/09/35 (~)(Ê) 3,562 2,811
Avation Group S Pte, Ltd.
8.500% due 05/15/31 (Þ) 777 729
Axia Energia
6.500% due 01/11/35 (Þ) 1,130 1,127
Azerbaijan Government International
Bond
3.500% due 09/01/32 (Þ) 350 323
Bahrain Government International
Bond
7.000% due 10/12/28 (Þ) 1,044 1,033
6.750% due 09/20/29 (Þ) 1,850 1,803
Bain Capital Credit CLO, Ltd.
Series 2024-4A Class C
5.652% due 10/23/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 450 450
Banco del Estado de Chile
7.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.228%)(Ê)(ƒ)(Þ) 1,069 1,119
Banco Nacional de Panama
2.500% due 08/11/30 (Þ) 250 221
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 224 220
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 592 563
Bapco Energies BSC Closed
7.500% due 10/25/27 (Þ) 340 338
8.375% due 11/07/28 (Þ) 953 954
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
SOFR + 1.550%)(Ê)(ƒ) 82 84
Barclays PLC
3.811% due 03/10/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.700%)(Ê) 510 391
Bausch Health Cos., Inc.
4.875% due 06/01/28 (Þ) 826 774
11.000% due 09/30/28 (Þ) 453 463
6.250% due 02/15/29 (Þ) 526 413
5.250% due 01/30/30 (Þ) 200 136
14.000% due 10/15/30 (Þ) 165 151
BBVA Mexico SA Institucion De
Banca Multiple Grupo Financiero
BBVA Mexico
5.250% due 09/10/29 (Þ) 615 616
Bell Canada

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 149 150
Belron UK Finance PLC
5.750% due 10/15/29 (Þ) 151 151
Benin Government International Bond
7.960% due 02/13/38 (Þ) 401 414
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 171 175
Birch Grove CLO, Ltd.
Series 2024-9A Class C
5.733% due 10/22/37 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 250
BlueMountain CLO, Ltd.
Series 2022-34A Class CR
5.629% due 04/20/35 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 850 850
BNP Paribas SA
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 540 510
Bolivian Government International
Bond
9.450% due 05/14/31 (Þ) 510 518
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 670 732
Bond US Bidco 1, Inc. / Bidco 2 /
Bidco 3 / German Bidco 1 GmbH /
German Bidco 2
6.500% due 06/15/33 (Þ) EUR 160 185
Brant Point CLO, Ltd.
Series 2025-7A Class C
5.810% due 07/25/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 650 652
Brazilian Government International
Bond
6.250% due 05/22/36 1,369 1,329
7.250% due 01/12/56 1,565 1,504
Brookfield Finance, Inc.
4.350% due 04/15/30 392 383
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 626 632
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC
5.000% due 06/15/29 (Þ) 487 462
4.875% due 02/15/30 (Þ) 175 163
BXMT, Ltd.
Series 2026-FL6 Class A
5.120% due 08/19/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 1,250 1,248
C&W Senior Finance, Ltd.
9.000% due 01/15/33 (Þ) 850 863
Caixa Economica Federal
5.625% due 05/13/30 (Þ) 548 545
Canadian Imperial Bank of Commerce
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 622 627
Canadian Natural Resources, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.850% due 02/01/35 69 71
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 63
Capital Power US Holdings, Inc.
6.189% due 06/01/35 (Þ) 597 604
CBB International Sukuk Programme
Co. WLL
3.950% due 09/16/27 (Þ) 676 655
Celanese US Holdings LLC
0.625% due 09/10/28 EUR 600 648
6.337% due 01/19/29 EUR 600 727
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 587 578
4.200% due 01/29/30 (Þ) 60 56
Central Plaza Development, Ltd.
7.150% due 03/21/28 (Þ) 866 872
6.800% due 04/07/29 (Þ) 325 324
CEZ AS
5.625% due 04/03/42 (Þ) 383 363
CGI, Inc.
4.950% due 03/14/30 268 265
Chile Government International Bond
2.550% due 07/27/33 1,540 1,294
China Government International Bond
3.625% due 11/13/28 (Þ) 1,108 1,098
3.750% due 11/13/30 (Þ) 643 633
Colombia Government International
Bond
6.500% due 01/21/33 2,365 2,374
7.500% due 02/02/34 1,407 1,479
Comision Ejecutiva Hidroelectrica del
Rio Lempa
8.650% due 01/24/33 (Þ) 1,354 1,453
Comision Federal de Electricidad
6.500% due 01/28/51 (Þ) 200 190
Series EMTN
5.000% due 07/30/49 (Þ) 276 228
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 766 804
Consolidated Energy Finance SA
5.625% due 10/15/28 (Þ) 1,709 1,650
12.000% due 02/15/31 (Þ) 545 569
Constellation Oil Services Holding SA
7.700% due 08/03/33 (Þ) 224 226
Constellation Software, Inc.
5.461% due 02/16/34 (Þ) 625 602
Corp. Nacional del Cobre de Chile
3.150% due 01/15/51 (Þ) 615 368
6.780% due 01/13/55 (Þ) 2,921 3,007
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 1,367 1,397
Credit Agricole SA
5.335% due 01/10/30 (SOFR +
1.690%)(Ê)(Þ) 145 146
Crown European Holdings SA
5.000% due 05/15/28 (Þ) EUR 250 296
Danaos Corp.
6.875% due 10/15/32 (Þ) 443 453

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 216 214
Development Bank of the Republic of
Belarus JSC
6.750% due 05/02/24 (~)(Æ)(Ê)
(Ø)(Þ) 942 493
Digicel International Finance, Ltd. /
Difl US LLC
8.625% due 08/01/32 (Þ) 916 946
Dominican Republic Government
International Bond
5.750% due 03/17/34 (Þ) 3,650 3,535
6.400% due 06/05/49 (Þ) 202 188
7.150% due 02/24/55 (Þ) 175 178
Ecopetrol SA
8.875% due 01/13/33 48 52
8.375% due 01/19/36 540 570
7.375% due 09/18/43 201 193
5.875% due 05/28/45 570 453
5.875% due 11/02/51 120 92
Ecuador Government International
Bond
6.900% due 07/31/30 (~)(Ê)(Þ) 248 247
9.250% due 01/29/39 (Þ) 3,088 3,080
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 554 563
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 1,653 1,741
8.500% due 01/31/47 (Þ) 1,789 1,681
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 1,095 1,228
Eldik Bank OAO
8.500% due 04/23/31 (Þ) 1,088 1,083
Elevation CLO, Ltd.
Series 2021-14A Class C2R
5.879% due 01/20/38 (CME Term
SOFR 3 Month + 2.150%)(Ê)(Þ) 300 300
Series 2026-19A Class C
5.653% due 03/31/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 500 501
Empresa de Transmision Electrica SA
5.125% due 05/02/49 (Þ) 1,566 1,239
Empresa de Transporte de Pasajeros
Metro SA
5.000% due 01/25/47 (Þ) 263 230
Empresa Nacional del Petroleo
4.500% due 09/14/47 (Þ) 338 271
EMRLD Borrower, LP / Emerald Co-
Issuer, Inc.
6.375% due 12/15/30 (Þ) EUR 400 475
Encore Capital Group, Inc.
4.250% due 06/01/28 (Þ) GBP 400 527
Enel Finance International NV
2.125% due 07/12/28 (Þ) 673 640
Engie Energia Chile SA
3.400% due 01/28/30 (Þ) 405 379
Eskom Holdings
8.450% due 08/10/28 (Þ) 1,393 1,462
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Export-Import Bank of India
3.250% due 01/15/30 (Þ) 400 377
Fibercop SpA
6.000% due 09/30/34 (Þ) 500 482
Series 2033
6.375% due 11/15/33 (Þ) 200 197
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 (Þ) 1,185 1,176
First Quantum Minerals, Ltd.
8.000% due 03/01/33 (Þ) 490 510
7.250% due 02/15/34 (Þ) 240 244
6.375% due 02/15/36 (Þ) 2,932 2,837
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 719 711
Fortescue Treasury Pty, Ltd.
4.500% due 09/15/27 (Þ) 153 152
Gabon Government International Bond
7.000% due 11/24/31 (Þ) 400 352
Gaci First Investment Co.
5.375% due 10/13/22 (Þ) 2,118 1,672
Series EMTN
6.250% due 05/14/56 (Þ) 1,738 1,638
Galaxy CLO, Ltd.
Series 2023-31A Class CR
5.753% due 07/15/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 550 551
Garuda Indonesia Persero Tbk PT
6.500% due 12/28/31 (Þ) 1,252 1,055
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/37 (Æ)(Þ) 1,000 678
GENMAB A/S / GENMAB Finance
LLC
6.250% due 12/15/32 (Þ) 517 522
7.250% due 12/15/33 (Þ) 145 150
Georgian Railway JSC
4.000% due 06/17/28 (Þ) 1,153 1,109
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 926
5.875% due 03/15/30 (Þ) 638 637
Ghana Government International Bond
5.000% due 07/03/29 (~)(Ê)(Þ) 739 722
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 155 152
5.000% due 07/03/35 (~)(Ê)(Þ) 200 183
goeasy, Ltd.
9.250% due 12/01/28 (Þ) 494 488
6.875% due 05/15/30 (Þ) 807 729
Green Palm Bidco SARL
6.462% due 06/30/46 (Þ) 1,862 1,812
Grifols SA
4.750% due 10/15/28 (Þ) 568 554
Grupo Energia Bogota SA ESP
4.875% due 05/15/30 (Þ) 584 568
5.750% due 10/22/35 (Þ) 1,180 1,145
GS REFT Issuer, Ltd.
Series 2026-FL1 Class B
5.639% due 04/19/43 (CME Term
SOFR 1 Month + 2.000%)(Ê)(Þ) 1,000 1,001

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Guatemala Government International
Bond
4.875% due 02/13/28 (Þ) 403 400
5.250% due 08/10/29 (Þ) 200 199
6.600% due 06/13/36 (Þ) 462 479
Hazine Mustesarligi Varlik Kiralama
AS
6.700% due 07/02/32 (Þ) 2,155 2,145
Heritage Petroleum Co., Ltd.
9.000% due 08/12/29 (Þ) 200 204
Honduras Government International
Bond
6.400% due 07/29/36 (Þ) 669 668
Hungary Government International
Bond
5.375% due 09/26/30 (Þ) 361 364
6.000% due 09/26/35 (Þ) 1,255 1,277
6.750% due 09/25/52 (Þ) 200 208
6.750% due 09/23/55 (Þ) 646 667
ICG US CLO, Ltd.
Series 2014-1A Class BR3
5.479% due 10/20/34 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 350 349
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 114 112
Imperial Brands Finance PLC
5.500% due 02/01/30 (Þ) 329 333
Indonesia Government International
Bond
5.690% due 05/29/36 1,823 1,816
4.625% due 04/15/43 (Þ) 985 824
Industrial Subordinated Trust
6.550% due 04/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(Þ) 444 446
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 162 159
InRetail Consumer
3.250% due 03/22/28 (Þ) 656 633
Instituto Costarricense de Electricidad
6.375% due 05/15/43 (Þ) 1,236 1,216
Intesa Sanpaolo SpA
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 675 633
Ithaca Energy North Sea PLC
8.125% due 10/15/29 (Þ) 315 327
Ivory Coast Government International
Bond
6.125% due 06/15/33 (Þ) 200 194
6.750% due 02/25/41 (Þ) 1,223 1,151
Jaguar Land Rover Automotive PLC
4.500% due 10/01/27 (Þ) 154 152
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 762 788
5.850% due 07/07/30 (Þ) 200 200
JSCB Agrobank
9.250% due 10/02/29 (Þ) 463 499
Kazakhstan Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 07/01/32 (Þ) 1,387 1,370
Kazakhstan Temir Zholy National Co.
5.250% due 04/29/36 (Þ) 848 804
KazMunayGas National Co. JSC
5.750% due 04/19/47 (Þ) 319 289
6.375% due 10/24/48 (Þ) 862 830
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 678 720
7.875% due 02/26/34 (Þ) 700 676
Kondor Finance PLC
8.950% due 01/15/33 (Þ) 1,882 1,703
Kuwait Government International Bond
5.509% due 07/29/36 (Þ) 2,193 2,185
LCM 28, Ltd.
Series 2018-28A Class C
6.141% due 10/20/30 (CME Term
SOFR 3 Month + 2.412%)(Ê)(Þ) 320 321
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 336 191
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 213 57
6.600% due 11/27/26 (Æ)(Ø)(Þ) 514 138
7.000% due 03/20/28 (Æ)(Ø)(Þ) 757 206
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,227 333
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 141 143
Madison Park Funding, Ltd.
Series 2018-31A Class CR
6.002% due 07/23/37 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Þ) 250 250
Malaysia Sovereign Sukuk Berhad
4.949% due 07/30/36 (Þ) 2,421 2,411
Malaysia Wakala Sukuk Berhad
3.075% due 04/28/51 (Þ) 500 336
Market Street CLO, Ltd.
Series 2025-2A Class C
5.629% due 03/20/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 1,400 1,400
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 588 628
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 594
Mazoon Assets Co. SAOC
5.200% due 11/08/27 (Þ) 1,071 1,067
5.250% due 10/09/31 (Þ) 2,238 2,224
Methanex Corp.
5.250% due 12/15/29 1,265 1,254
5.650% due 12/01/44 189 166
Mexico City Airport Trust
5.500% due 07/31/47 (Þ) 225 189
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 596 592
Mexico Government International
Bond
6.250% due 08/27/37 690 674
6.338% due 05/04/53 971 866

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 02/09/56 2,655 2,477
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
5.018% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 494 495
Mongolia Government International
Bond
6.625% due 02/25/30 (Þ) 400 408
Montego Bay Airport Revenue Finance,
Ltd.
6.600% due 06/15/35 (Þ) 200 196
Morocco Government International
Bond
6.500% due 09/08/33 (Þ) 954 997
Mumtalakt Sukuk Holding Co.
4.100% due 01/21/27 (Þ) 1,410 1,390
Muthoot Finance, Ltd.
5.750% due 08/04/30 (Þ) 694 674
MVM Energetika Zrt.
6.500% due 03/13/31 (Þ) 955 991
Nakilat, Inc.
6.067% due 12/31/33 (Þ) 67 68
Navesink CLO, Ltd.
Series 2026-6A Class C
5.557% due 04/15/37 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 250 249
Navoi Mining & Metallurgical Co.
6.750% due 05/14/30 (Þ) 531 546
Neuberger Berman Loan Advisers
CLO, Ltd.
Series 2018-27A Class CR
5.853% due 07/15/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 550 551
New Flyer Holdings, Inc.
9.250% due 07/01/30 (Þ) 572 612
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 1,656 1,850
7.875% due 02/16/32 (Þ) 200 210
8.631% due 01/13/36 (Þ) 1,296 1,411
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 1,654 1,623
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 634 627
Northriver Midstream Finance, LP
6.750% due 07/15/32 (Þ) 1,479 1,489
NTT Finance Corp.
5.110% due 07/02/29 (Þ) 396 397
OAK-Eagle Acquireco, Inc.
6.250% due 07/01/33 (Þ) EUR 110 133
Oaktree CLO, Ltd.
Series 2022-3A Class CR
5.853% due 10/15/37 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 250 250
OCP CLO, Ltd.
Series 2024-24A Class CR
5.679% due 10/20/37 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 500 500
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OCP SA
6.875% due 04/25/44 (Þ) 326 318
7.500% due 05/02/54 (Þ) 966 992
Olympus Water US Holding Corp.
3.875% due 10/01/28 (Þ) EUR 200 229
5.375% due 10/01/29 (Þ) EUR 170 191
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 858 831
OmGrid Funding, Ltd.
5.196% due 05/16/27 (Þ) 277 277
Omniyat Sukuk 1, Ltd.
8.375% due 05/06/28 (Þ) 630 603
Series EMTN
7.250% due 03/16/29 (Þ) 261 238
Ontario Gaming GTA, LP/OTG Co-
Issuer, Inc.
8.000% due 08/01/30 (Þ) 337 337
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 195 180
OQ SAOC
5.125% due 05/06/28 (Þ) 443 440
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 906 921
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 1,418 1,368
Panama Government International
Bond
2.252% due 09/29/32 1,453 1,200
5.662% due 02/23/38 1,390 1,348
8.000% due 03/01/38 798 913
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 694 704
Park Blue CLO, Ltd.
Series 2023-4A Class CR
5.610% due 01/25/39 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 750 749
Perrigo Finance Unlimited Co.
5.375% due 09/30/32 EUR 100 112
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 1,657 1,644
Pertamina Persero PT
6.000% due 05/03/42 (Þ) 500 469
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 923 909
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
6.150% due 05/21/48 (Þ) 749 683
6.250% due 01/25/49 (Þ) 245 228
4.000% due 06/30/50 (Þ) 200 131
Peruvian Government International
Bond
5.500% due 03/30/36 1,782 1,762
6.200% due 06/30/55 675 667
Petrobras Global Finance BV
6.850% due 06/05/15 1,417 1,278
Petroleos de Venezuela SA
6.000% due 05/16/24 (Æ)(Ø)(Þ) 354 134

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 11/15/26 (Æ)(Ø)(Þ) 500 190
5.375% due 04/12/27 (Æ)(Ø)(Þ) 654 240
5.500% due 04/12/37 (Æ)(Ø)(Þ) 1,644 604
Petroleos del Peru SA
4.750% due 06/19/32 (Þ) 1,073 920
5.625% due 06/19/47 (Þ) 1,732 1,244
Petroleos Mexicanos
6.750% due 09/21/47 5,425 4,446
6.625% due 09/29/49 (Þ) 409 311
7.690% due 01/23/50 1,654 1,476
Petronas Capital, Ltd.
5.848% due 04/03/55 (Þ) 294 290
Philippines Government International
Bond
1.950% due 01/06/32 1,991 1,697
5.000% due 01/27/36 200 191
5.325% due 06/24/36 1,390 1,361
Poland Government International Bond
Series 10Y
5.375% due 02/12/35 699 697
Series 30Y
6.125% due 04/14/56 1,894 1,822
Series 5Y
4.875% due 02/12/30 1,159 1,166
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 626 647
PRA Group Europe Holding II SARL
6.250% due 09/30/32 (Þ) EUR 250 285
Precision Drilling Corp.
6.875% due 01/15/29 (Þ) 320 321
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Æ)(Ø)(Þ) 1,577 5
Series EMTN
10.250% due 01/23/18 (Æ)(Ø) 1,240 32
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 675 636
Prosus NV
3.680% due 01/21/30 (Þ) 142 135
Rakuten Group, Inc.
9.750% due 04/15/29 (Þ) 686 745
Rede D'or Finance SARL
6.550% due 04/28/36 (Þ) 515 494
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 647 637
Riyad Bank
Series EMTN
5.805% due 01/14/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê)(Þ) 200 195
Rogers Communications, Inc.
7.500% due 08/15/38 542 598
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 296 297
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 578 575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series NC5
7.000% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê) 244 245
Romanian Government International
Bond
5.750% due 03/24/35 (Þ) 3,078 2,938
5.125% due 06/15/48 (Þ) 508 403
4.000% due 02/14/51 (Þ) 786 511
7.625% due 01/17/53 (Þ) 206 218
ROP Sukuk Trust
5.045% due 06/06/29 (Þ) 622 624
Russian Agricultural Bank OJSC Via
RSHB Capital SA
8.500% due 10/16/23 (~)(Æ)(Ê)(Þ) 475 119
8.500% due 10/16/23 (Þ) 200 50
SABIC Capital I BV
3.000% due 09/14/50 (Þ) 446 274
SABIC Capital II BV
4.500% due 10/10/28 (Þ) 149 147
Sable International Finance, Ltd.
7.125% due 10/15/32 (Þ) 783 773
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 584 517
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 619 530
5.875% due 07/17/64 (Þ) 731 647
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 2,293 2,272
5.000% due 01/18/53 (Þ) 200 163
5.875% due 01/12/56 (Þ) 324 298
Seagate Data Storage Co.
4.091% due 06/01/29 146 142
5.750% due 12/01/34 192 190
Seaspan Corp. Pte, Ltd.
5.500% due 08/01/29 (Þ) 886 860
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 307 161
Series 7Y
7.750% due 06/10/31 (Þ) 200 107
Serbia Government International Bond
6.000% due 06/12/34 (Þ) 905 906
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc.
5.500% due 05/15/33 (Þ) EUR 100 113
Sibanye Stillwater UK Financing PLC
6.250% due 11/15/31 (Þ) 967 954
Societe Generale SA
4.750% due 09/14/28 (Þ) 630 627
Sound Point CLO, Ltd.
Series 2021-1A Class CR
5.660% due 04/25/34 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 800 789
South Africa Government International
Bond
6.125% due 12/11/37 (Þ) 2,571 2,465
South Bow Canadian Infrastructure
Holdings, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê) 453 471
South Bow USA Infrastructure
Holdings LLC
5.026% due 10/01/29 391 390
Southern Copper Corp.
7.500% due 07/27/35 437 492
Sri Lanka Government International
Bond
4.000% due 04/15/28 (Þ) 100 96
3.600% due 06/15/35 (~)(Ê)(Þ) 686 563
3.600% due 05/15/36 (~)(Ê)(Þ) 77 77
3.600% due 02/15/38 (~)(Ê)(Þ) 701 707
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 362 366
Suncor Energy, Inc.
7.000% due 11/15/28 192 201
Superior Plus, LP / Superior General
Partner, Inc.
4.500% due 03/15/29 (Þ) 158 152
Sword Purchaser LLC
7.250% due 04/15/33 (Þ) EUR 107 127
Symphony CLO, Ltd.
Series 2018-19A Class C
5.805% due 04/16/31 (CME Term
SOFR 3 Month + 2.012%)(Ê)(Þ) 500 501
TC Ziraat Bankasi AS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 599 615
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.616%)(Ê)(ƒ)(Þ) 405 396
TCW CLO, Ltd.
Series 2017-1A Class CR4
5.675% due 03/24/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 800 801
Telecom Italia Capital SA
6.375% due 11/15/33 602 621
6.000% due 09/30/34 522 528
7.200% due 07/18/36 564 609
7.721% due 06/04/38 1,219 1,364
Telecommunications Co. Telekom
Srbija AD Belgrade
7.000% due 10/28/29 (Þ) 1,332 1,326
Telenet Finance Luxembourg Notes
SARL
5.500% due 03/01/28 (Þ) 600 593
TELUS Corp.
6.625% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.769%)(Ê) 150 150
Textainer Marine Containers VII, Ltd.
Series 2021-1A Class A
1.680% due 02/20/46 (Þ) 510 479
Tierra Mojada Luxembourg II SARL
5.750% due 12/01/40 (Þ) — —
Toronto-Dominion Bank (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.146% due 09/10/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.500%)(Ê) 548 547
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 77 79
Trade and Development Bank of
Mongolia LLC
8.500% due 12/23/27 (Þ) 467 470
Trafigura Securitisation Finance PLC
Series 2026-1A Class B
6.190% due 12/15/29 (Þ) 750 749
TransAlta Corp.
6.500% due 03/15/40 286 276
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 111
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 1,143 1,183
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 628 628
Trinidad & Tobago Government
International Bond
6.200% due 07/16/38 (Þ) 889 873
Trinidad Generation Unlimited
7.750% due 06/16/33 (Þ) 522 545
Triton Container Finance LLC
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 273 251
Turk Telekomunikasyon AS
6.950% due 10/07/32 (Þ) 1,051 1,033
Turkiye Government International
Bond
6.375% due 05/22/31 675 662
6.300% due 03/14/33 1,496 1,436
Series 5Y
9.875% due 01/15/28 813 858
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 410
7.750% due 09/10/35 (Þ) 955 954
Ueno Bank SA
6.700% due 03/06/31 (Þ) 400 364
UGI International LLC
2.500% due 12/01/29 (Þ) EUR 183 200
Ukraine Government International
Bond
4.000% due 02/01/32 (~)(Ê)(Þ) 2,466 2,049
7.916% due 02/01/34 (~)(Ê)(Þ)(ž) 205 116
6.250% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 961 574
United Utilities PLC
6.875% due 08/15/28 90 93
Uruguay Government International
Bond
5.750% due 10/28/34 2,661 2,732
5.250% due 09/10/60 104 91
Uzauto Motors AJ
7.375% due 11/19/30 (Þ) 1,119 1,133

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Uzbekistan Government International
Bond
3.900% due 10/19/31 (Þ) 300 276
6.900% due 02/28/32 (Þ) 200 211
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 115
5.875% due 05/22/30 (Þ) 366 373
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 1,422 652
8.250% due 10/13/24 (Æ)(Ø)(Þ) 1,281 591
Venture CLO, Ltd.
Series 2021-33A Class CR
6.295% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 1,006
Verde CLO, Ltd.
Series 2019-1A Class CRR
5.753% due 04/15/32 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 300 300
VF Corp.
0.250% due 02/25/28 EUR 500 545
0.625% due 02/25/32 EUR 700 659
Series EMTN
4.250% due 03/07/29 EUR 600 693
Virgin Media Finance PLC
5.000% due 07/15/30 (Þ) 1,070 658
Viridien
10.000% due 10/15/30 (Þ) 572 597
Vmed O2 UK Financing I PLC
4.250% due 01/31/31 (Þ) 800 631
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 2,305 2,365
VTB Bank OJSC Via VTB Capital SA
6.950% due 10/17/22 (~)(Æ)(Ê)
(Š)(Þ) 200 —
VTB Bank PJSC Via VTB Eurasia
DAC
9.500% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Æ)(Ê)
(Š)(Þ) 714 —
Whirlpool EMEA Finance SARL
0.500% due 02/20/28 EUR 650 698
Wind River CLO, Ltd.
Series 2020-1A Class CRR
5.629% due 07/20/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 1,000 1,000
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 148 148
Yara International ASA
4.750% due 06/01/28 (Þ) 635 634
YPF SA
6.950% due 07/21/27 (Þ) 149 150
8.500% due 06/27/29 (Þ) 387 403
9.000% due 06/30/29 (~)(Ê)(Þ) — —
9.500% due 01/17/31 (Þ) 581 617
7.000% due 09/30/33 (~)(Ê)(Þ) 135 138
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
271,027
Mortgage-Backed Securities - 13.6%
ACRES Commercial Realty 2026-FL4
Issuer LLC
Series 2026-FL4 Class A
5.120% due 08/18/44 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 500 500
Arbor Realty Commercial Real Estate
Notes LLC
Series 2026-FL1 Class B
5.639% due 09/20/43 (CME Term
SOFR 1 Month + 2.000%)(Ê)(Þ) 1,000 1,002
ARES Commercial Mortgage Trust
Series 2025-IND3 Class A
5.176% due 04/15/42 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 750 750
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 38 37
BAHA Trust
Series 2024-MAR Class C
7.516% due 12/10/41 (~)(Ê)(Þ) 700 716
Bank Commercial Mortgage Pass-
Through Certificates
Series 2018-BN11 Class B
4.481% due 03/15/61 (~)(Ê) 1,280 1,230
Series 2021-BN31 Class XA
Interest Only STRIPS
1.385% due 02/15/54 (~)(Ê) 1,504 64
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 495
Bank of America Merrill Lynch
Mortgage Securities Trust
Series 2025-ASHF Class C
6.677% due 02/15/42 (CME Term
SOFR 1 Month + 3.000%)(Ê)(Þ) 400 400
BAR Issuer LLC
Series 2026-FL1 Class A
5.239% due 08/20/43 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 1,250 1,253
Barclays Commercial Mortgage Trust
Series 2024-5C27 Class D
4.000% due 07/15/57 (Þ) 500 435
Series 2024-5C31 Class D
4.250% due 12/15/57 (Þ) 250 214
Series 2026-5C40 Class C
5.813% due 02/15/59 (~)(Ê) 700 687
BAY Mortgage Trust
Series 2025-LIVN Class A
5.476% due 05/15/35 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 250 250
BDS LLC
Series 2026-FL18 Class A
1.000% due 02/19/44 (CME Term
SOFR 1 Month + 1.300%)(Ê)(Þ) 500 500
Benchmark Mortgage Trust
Series 2025-V17 Class C
6.089% due 09/15/58 (~)(Ê) 500 495

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-V19 Class C
5.751% due 01/15/58 (~)(Ê) 500 490
BOCA Commercial Mortgage Trust
Series 2025-BOCA Class A
5.276% due 12/15/42 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 500 501
BOFAS Re-REMIC Trust
Series 2026-FRR8 Class D746
1.410% due 04/27/54 (~)(Ê)(Þ) 750 647
Brean Asset Backed Securities Trust
Series 2026-RM14 Class A1
4.250% due 01/25/66 (Þ) 1,500 1,439
BSPDF Issuer LLC
Series 2026-FL3 Class A
5.120% due 09/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 1,000 1,001
Series 2026-FL5 Class AS
1.000% due 02/18/44 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 500 500
BSPRT Issuer LLC
Series 2025-FL12 Class A
5.066% due 01/17/43 (CME Term
SOFR 1 Month + 1.386%)(Ê)(Þ) 1,250 1,252
BX Commercial Mortgage Trust
Series 2021-21M Class E
5.962% due 10/15/36 (CME Term
SOFR 1 Month + 2.285%)(Ê)(Þ) 175 175
Series 2024-SLCT Class A
5.000% due 01/15/42 (CME Term
SOFR 1 Month + 1.323%)(Ê)(Þ) 1,250 1,247
BX Trust
Series 2025-LUNR Class B
5.526% due 06/15/40 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 389 390
Series 2025-ROIC Class A
4.820% due 03/15/30 (CME Term
SOFR 1 Month + 1.144%)(Ê)(Þ) 964 962
Series 2025-VLT6 Class E
6.867% due 03/15/42 (CME Term
SOFR 1 Month + 3.191%)(Ê)(Þ) 500 497
Series 2025-VOLT Class D
6.426% due 12/15/44 (CME Term
SOFR 1 Month + 2.750%)(Ê)(Þ) 500 499
Series 2026-CART Class C
5.226% due 02/15/36 (CME Term
SOFR 1 Month + 1.550%)(Ê)(Þ) 750 745
Series 2026-ORBT Class D
5.776% due 07/15/43 (CME Term
SOFR 1 Month + 2.100%)(Ê)(Þ) 600 601
Series 2026-PNDA Class C
5.476% due 05/15/43 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 500 502
Series 2026-RISE Class E
6.476% due 04/15/41 (CME Term
SOFR 1 Month + 2.800%)(Ê)(Þ) 500 503
CALI Mortgage Trust
Series 2024-SUN Class A
5.560% due 07/15/41 (CME Term
SOFR 1 Month + 1.891%)(Ê)(Þ) 300 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cantor Commercial Real Estate
Lending Trust
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 626
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
10.084% due 08/29/29 (Þ)(ž) 4,500 3,348
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.523% due 08/15/57 (~)(Ê) 7,392 241
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 56 49
Series 2019-1 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 359 311
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 92 80
Series 2024-6 Class A9A
6.000% due 05/25/55 (~)(Ê)(Þ) 175 175
Series 2025-12 Class A9B
5.500% due 09/25/56 (~)(Ê)(Þ) 476 465
Series 2026-2 Class A9B
5.000% due 12/25/56 (~)(Ê)(Þ) 1,664 1,587
Series 2026-3 Class A9B
5.000% due 01/25/57 (~)(Ê)(Þ) 943 900
Series 2026-6 Class A9A
5.500% due 04/25/57 (~)(Ê)(Þ) 1,767 1,722
Series 2026-AGY1 Class A3
5.000% due 02/25/57 (~)(Ê)(Þ) 499 478
CHNGE Mortgage Trust
Series 2022-1 Class A1
4.007% due 01/25/67 (~)(Ê)(Þ) 254 241
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 144 132
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 19 17
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 319 280
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 639 507
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 325 257
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class AS
2.918% due 02/15/53 (~)(Ê) 560 502
Citigroup Mortgage Loan Trust
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 482 382
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 407 324
COMM Mortgage Trust
Series 2018-COR3 Class A3
4.228% due 05/10/51 1,250 1,231
Series 2024-CBM Class D
7.926% due 12/10/41 (~)(Ê)(Þ) 500 510
CSTL Commercial Mortgage Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2026-GATE3 Class E
6.343% due 02/10/43 (~)(Ê)(Þ) 500 491
DBC Mortgage Trust
Series 2025-DBC Class A
5.027% due 11/15/42 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 750 750
DBWF Mortgage Trust
Series 2015-LCM Class D
3.421% due 06/10/34 (~)(Ê)(Þ) 1,000 815
DK Trust
Series 2025-LXP Class B
5.548% due 08/15/37 (CME Term
SOFR 1 Month + 1.843%)(Ê)(Þ) 750 753
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 45 44
Series 2022-2 Class A1
5.299% due 04/25/67 (~)(Ê)(Þ) 345 339
Extended Stay America Trust
Series 2025-ESH Class E
7.026% due 10/15/42 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 482 486
Series 2026-ESH2 Class E
6.576% due 02/15/43 (CME Term
SOFR 1 Month + 2.900%)(Ê)(Þ) 468 472
Fannie Mae Connecticut Avenue
Securities Trust
Series 2020-R02 Class 2B1
6.731% due 01/25/40 (SOFR 30 Day
Average + 3.114%)(Ê)(Þ) 1,200 1,212
Series 2022-R01 Class 1B1
6.766% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 705
Series 2023-R01 Class 1M2
7.366% due 12/25/42 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 600 621
Series 2023-R05 Class 1B1
8.366% due 06/25/43 (SOFR 30 Day
Average + 4.750%)(Ê)(Þ) 500 529
Series 2024-R01 Class 1M2
5.416% due 01/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 504
Series 2024-R03 Class 2B1
6.416% due 03/25/44 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 1,000 1,034
Series 2024-R03 Class 2M2
5.566% due 03/25/44 (SOFR 30 Day
Average + 1.950%)(Ê)(Þ) 700 708
Flagstar Mortgage Trust
Series 2018-1 Class B1
3.909% due 03/25/48 (~)(Ê)(Þ) 107 99
Series 2018-6RR Class B1
4.900% due 10/25/48 (~)(Ê)(Þ) 371 356
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 63 56
Fontainebleau Miami Beach Mortgage
Trust
Series 2024-FBLU Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.826% due 12/15/39 (CME Term
SOFR 1 Month + 3.150%)(Ê)(Þ) 250 252
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
5.266% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 156 156
Series 2022-DNA6 Class M1B
7.316% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 206
Series 2024-HQA2 Class M2
5.416% due 08/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 502
Series 2025-HQA1 Class M2
5.266% due 02/25/45 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 700 704
FREMF Mortgage Trust
Series 2016-K57 Class X2B
Interest Only STRIPS
55.278% due 08/25/49 (Þ)(ž) 2,750 —
FS Mortgage Trust
Series 2026-ORL Class B
5.226% due 02/15/41 (CME Term
SOFR 1 Month + 1.550%)(Ê)(Þ) 1,000 1,001
FS Rialto 2025-FL10 Issuer LLC
Series 2025-FL10 Class C
5.816% due 08/19/42 (CME Term
SOFR 1 Month + 2.146%)(Ê)(Þ) 500 499
FS Trust
Series 2026-HULA Class B
5.326% due 03/15/41 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,000 1,002
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.089% due 07/10/52 (~)(Ê) 2,715 69
GS Mortgage-Backed Securities Trust
Series 2019-PJ2 Class B2
4.354% due 11/25/49 (~)(Ê)(Þ) 796 745
Series 2020-PJ1 Class B2
3.601% due 05/25/50 (~)(Ê)(Þ) 821 717
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 742 590
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 664 529
Series 2021-PJ5 Class B3
2.581% due 10/25/51 (~)(Ê)(Þ) 343 276
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 575
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 704 560
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 856 680
Series 2021-PJ11 Class B3
2.849% due 04/25/52 (~)(Ê)(Þ) 432 345
Series 2025-PJ1 Class A19
6.000% due 06/25/55 (~)(Ê)(Þ) 339 339
Series 2025-PJ11 Class A19
5.500% due 05/25/56 (~)(Ê)(Þ) 958 936

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2026-PJ1 Class A2
5.000% due 06/25/56 (~)(Ê)(Þ) 911 871
Series 2026-PJ8 Class A2
5.000% due 11/25/56 (~)(Ê)(Þ) 982 941
Series 2026-PJ8 Class A27
5.216% due 11/25/56 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 982 978
GSAT Trust
Series 2025-BMF Class D
6.176% due 07/15/40 (CME Term
SOFR 1 Month + 2.500%)(Ê)(Þ) 400 403
GSJP Trust
Series 2025-BEDS Class A
5.176% due 12/15/42 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 500 503
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
5.380% due 05/25/67 (~)(Ê)(Þ) 297 295
INTOWN Mortgage Trust
Series 2025-STAY Class C
5.926% due 03/15/42 (CME Term
SOFR 1 Month + 2.250%)(Ê)(Þ) 500 499
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2026-FUN Class D
6.426% due 06/15/39 (CME Term
SOFR 1 Month + 2.750%)(Ê)(Þ) 1,000 1,003
JPMorgan Commercial Mortgage
Securities Trust
Series 2015-C27 Class XA
Interest Only STRIPS
0.836% due 02/15/48 (~)(Ê) 335 1
JPMorgan Mortgage Trust
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 53 47
Series 2018-3 Class B3
3.698% due 09/25/48 (~)(Ê)(Þ) 641 575
Series 2018-6 Class B1
3.899% due 12/25/48 (~)(Ê)(Þ) 212 192
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 19 18
Series 2019-2 Class A3
3.993% due 08/25/49 (~)(Ê)(Þ) 13 12
Series 2019-7 Class B2A
2.969% due 02/25/50 (~)(Ê)(Þ) 322 278
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 40 35
Series 2019-HYB1 Class B1
5.105% due 10/25/49 (~)(Ê)(Þ) 571 573
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 119 103
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 267 235
Series 2020-5 Class B1
3.567% due 12/25/50 (~)(Ê)(Þ) 377 327
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 134 112
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 253 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 189 151
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 371 309
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 413 411
Series 2023-8 Class B3
6.090% due 02/25/54 (~)(Ê)(Þ) 955 928
Series 2024-4 Class A9
6.500% due 10/25/54 (~)(Ê)(Þ) 397 402
Series 2024-INV1 Class A5A
5.500% due 04/25/55 (~)(Ê)(Þ) 1,000 981
Series 2025-1 Class A9A
6.000% due 06/25/55 (~)(Ê)(Þ) 1,105 1,103
Series 2025-CCM1 Class A2
5.500% due 06/25/55 (~)(Ê)(Þ) 654 641
Series 2026-2 Class A3A
5.000% due 07/25/56 (~)(Ê)(Þ) 1,889 1,814
Series 2026-5 Class A9B
5.000% due 12/25/56 (~)(Ê)(Þ) 1,777 1,696
LMNT CRE LLC
Series 2025-FL3 Class A
5.218% due 07/21/43 (CME Term
SOFR 1 Month + 1.550%)(Ê)(Þ) 500 500
LoanCore Issuer, Ltd.
Series 2025-CRE8 Class C
5.821% due 08/17/42 (CME Term
SOFR 1 Month + 2.141%)(Ê)(Þ) 500 498
Series 2025-CRE9 Class A
5.120% due 08/18/42 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 750 751
LQR Trust
Series 2025-CALI Class A
5.276% due 01/15/43 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 250 250
LSTR Trust
Series 2026-HTL6 Class A
5.176% due 12/15/40 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 1,000 998
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.311% due 10/25/48 (~)(Ê)(Þ) 788 744
MF1 Multifamily Housing Mortgage
Trust
Series 2025-FL17 Class A
4.990% due 02/18/40 (CME Term
SOFR 1 Month + 1.320%)(Ê)(Þ) 1,000 1,000
Series 2025-FL20 Class A
5.120% due 02/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 500 501
Series 2026-FL21 Class A
5.020% due 02/18/41 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 1,000 1,000
Series 2026-FL22 Class AS
5.270% due 11/18/43 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 1,000 999
MHP Commercial Mortgage Trust
Series 2022-MHIL Class E

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.287% due 01/15/39 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 240 240
Series 2025-MHIL2 Class D
6.326% due 09/15/40 (CME Term
SOFR 1 Month + 2.650%)(Ê)(Þ) 350 351
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2016-C29 Class XB
Interest Only STRIPS
0.536% due 05/15/49 (~)(Ê) 3,316 16
Morgan Stanley Capital I Trust
Series 2016-UB11 Class AS
2.984% due 08/15/49 426 425
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 310
Series 2019-L3 Class XA
Interest Only STRIPS
0.723% due 11/15/52 (~)(Ê) 5,089 84
Series 2021-L5 Class XA
Interest Only STRIPS
1.301% due 05/15/54 (~)(Ê) 1,307 54
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2 Class B1
7.071% due 03/25/54 (~)(Ê)(Þ) 485 511
NXPT Commercial Mortgage Trust
Series 2024-STOR Class E
6.703% due 11/05/41 (~)(Ê)(Þ) 500 494
NYC Commercial Mortgage Trust
Series 2025-28L Class B
5.007% due 11/05/38 (~)(Ê)(Þ) 500 496
OBX Trust
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 84 73
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 312 300
Series 2024-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 75 75
Series 2026-INV1 Class A20
5.500% due 02/25/56 (~)(Ê)(Þ) 1,628 1,589
ORL Trust
Series 2024-GLKS Class E
6.867% due 12/15/39 (CME Term
SOFR 1 Month + 3.190%)(Ê)(Þ) 500 503
PMT Loan Trust
Series 2025-J3 Class A29
5.500% due 11/27/56 (~)(Ê)(Þ) 362 354
Series 2025-J4 Class A3
5.000% due 12/01/56 (~)(Ê)(Þ) 1,278 1,225
Series 2026-INV1 Class A3
5.000% due 01/25/57 (~)(Ê)(Þ) 939 900
Series 2026-INV2 Class A29
5.500% due 01/25/57 (~)(Ê)(Þ) 1,907 1,867
Series 2026-INV6 Class A29
5.500% due 06/25/57 (~)(Ê)(Þ) 989 967
Series 2026-INV7 Class A35
1.000% due 07/25/57 800 799
Series 2026-J1 Class A19
5.500% due 01/25/57 (~)(Ê)(Þ) 889 868
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2026-J2 Class A19
5.500% due 03/25/57 (~)(Ê)(Þ) 1,405 1,372
PRM Trust
Series 2025-PRM5 Class D
5.625% due 03/10/33 (~)(Ê)(Þ) 500 494
Series 2025-PRM6 Class E
6.583% due 07/05/33 (~)(Ê)(Þ) 250 249
Series 2025-PRM7 Class D
5.661% due 11/10/42 (~)(Ê)(Þ) 500 488
PTCM Re-REMIC Trust
Series 2026-FRR1 Class B169
3.601% due 03/25/62 (~)(Ê)(Þ) 750 579
Series 2026-FRR1 Class C162
2.000% due 02/25/61 (~)(Ê)(Þ) 750 495
Series 2026-FRR2 Class B133
3.453% due 09/25/54 (~)(Ê)(Þ) 700 585
Series 2026-FRR2 Class CD14
1.220% due 06/25/53 (~)(Ê)(Þ) 600 485
RATE Mortgage Trust
Series 2026-J2 Class A27
5.266% due 07/25/56 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 1,743 1,741
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 156 131
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 123 98
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.250% due 02/27/51 (~)(Ê)(Þ) 270 267
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB60
2.308% due 11/08/49 (~)(Ê)(Þ) 1,000 987
SCG Commercial Mortgage Trust
Series 2025-FLWR Class C
5.426% due 08/15/42 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 650 650
SCG Mortgage Trust
Series 2026-PALM Class D
5.580% due 07/15/43 (~)(Ê)(Þ) 500 501
SDAL Trust
Series 2025-DAL Class A
6.118% due 04/15/42 (CME Term
SOFR 1 Month + 2.441%)(Ê)(Þ) 250 251
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 42 36
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 624 548
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 36 33
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 431 344
Series 2025-1 Class A1
6.000% due 01/25/55 (~)(Ê)(Þ) 119 120
Series 2025-10 Class A28
6.000% due 11/25/55 (~)(Ê)(Þ) 384 383
Series 2026-3 Class A19

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 03/25/56 (~)(Ê)(Þ) 1,876 1,790
Series 2026-7 Class A26F
5.316% due 06/25/56 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,770 1,737
Series 2026-8 Class A2
5.000% due 06/26/56 (~)(Ê)(Þ) 987 947
Series 2026-8 Class A26F
5.316% due 06/26/56 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 987 981
Series 2026-INV1 Class A2
4.500% due 01/25/56 (~)(Ê)(Þ) 926 862
SG Residential Mortgage Trust
Series 2026-1 Class A1
4.782% due 01/25/66 (~)(Ê)(Þ) 2,356 2,315
SWCH Commercial Mortgage Trust
Series 2025-DATA Class E
7.017% due 02/15/42 (CME Term
SOFR 1 Month + 3.340%)(Ê)(Þ) 500 494
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 669 533
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 710
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 320 281
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
5.192% due 07/25/34 132 134
Wells Fargo Commercial Mortgage
Trust
Series 2016-LC25 Class D
3.253% due 12/15/59 (~)(Ê)(Þ) 450 424
Series 2017-C41 Class XA
Interest Only STRIPS
1.290% due 11/15/50 (~)(Ê) 4,551 47
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 16 13
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 138 115
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 175 151
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 604 481
115,532
Non-US Bonds - 9.5%
Accor SA
4.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.668%)(Ê)(ƒ)(Þ) EUR 400 464
Altice France SA
7.250% due 11/01/29 (Þ) EUR 247 287
5.375% due 04/15/32 (Þ) EUR 148 167
5.625% due 07/15/32 (Þ) EUR 693 784
Anarafe SL
15.222% due 12/31/26 (Þ) EUR 177 129
Aroundtown Finance SARL
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.349%)(Ê)(ƒ) EUR 750 841
Atos Group
5.200% due 12/18/30 (~)(Ê)(Þ) EUR 437 487
8.125% due 05/21/31 (Þ) EUR 430 480
Banijay Entertainment SAS
7.000% due 05/01/29 (Þ) EUR 350 414
Banijay Gaming SAS
5.125% due 12/10/31 (Þ) EUR 300 350
Bayer AG
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 900 1,026
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 600 750
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 600 703
BCP V Modular Services Finance PLC
6.750% due 11/30/29 (Þ) EUR 400 295
British Telecommunications, Ltd.
Series EMTN
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 200 284
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
5.625% due 02/15/32 (Þ) EUR 150 175
Canary Wharf Group Investment
Holdings PLC
3.375% due 04/23/28 (Þ) GBP 350 451
CD&R Firefly Bidco PLC
8.625% due 04/30/29 (Þ) GBP 575 799
Centrica PLC
6.500% due 05/21/55 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.512%)(Ê)(Þ) GBP 600 819
Cerved Information Solutions SpA
7.651% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 350 274
Cidron Aida Finco SARL
9.125% due 10/27/31 (Þ) GBP 350 452
Citycon Treasury BV
Series EMTN
1.625% due 03/12/28 (Þ) EUR 300 327
6.500% due 03/08/29 (Þ) EUR 400 471
5.000% due 03/11/30 (Þ) EUR 450 498
5.375% due 07/08/31 (Þ) EUR 500 549
CPI Property Group SA
Series EMTN
1.750% due 01/14/30 (Þ) EUR 1,360 1,355
1.500% due 01/27/31 (Þ) EUR 720 666
Deutsche EuroShop AG
4.500% due 10/15/30 (Þ) EUR 300 347
Dynamo Newco II GmbH
6.250% due 10/15/31 (Þ) EUR 250 270
EDP SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series EMTN
4.375% due 12/02/55 (EURIBOR
ICE Swap Rate + 1.923%)(Ê)(Þ) EUR 700 787
eircom Finance DAC
5.000% due 04/30/31 (Þ) EUR 300 349
Electricite de France SA
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 200 219
Series EMTN
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year +
3.323%)(Ê)(ƒ)(Þ) GBP 500 668
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 1,200 1,369
7.375% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.775%)(Ê)
(ƒ)(Þ) GBP 700 974
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 600 712
Emeria SASU
3.375% due 03/31/28 (Þ) EUR 500 457
Enel SpA
4.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.196%)(Ê)(ƒ)(Þ) EUR 900 1,015
Energia Group Roi Financeco DAC
6.875% due 07/31/28 (Þ) EUR 500 587
Entain PLC
4.875% due 11/30/31 (Þ) EUR 400 464
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 670 759
Eutelsat Communications SACA
5.750% due 03/15/31 (Þ) EUR 230 270
6.250% due 03/15/33 (Þ) EUR 190 224
Eutelsat SA
1.500% due 10/13/28 (Þ) EUR 700 777
Fedrigoni SpA
6.125% due 06/15/31 (Þ) EUR 500 573
Fibercop SpA
5.125% due 06/30/32 (Þ) EUR 500 588
Flamingo Lux II SCA
5.000% due 03/31/29 (Þ) EUR 100 38
Forvia SE
5.500% due 06/15/31 (Þ) EUR 350 412
Froneri Lux FinCo SARL
4.750% due 08/01/32 (Þ) EUR 680 760
Galaxy Bidco, Ltd.
8.125% due 12/19/29 (Þ) GBP 173 241
Gatwick Airport Finance PLC
6.000% due 11/21/30 (Þ) GBP 600 799
Grifols SA
7.125% due 05/01/30 (Þ) EUR 680 816
Guala Closures SpA
6.401% due 06/29/29 (3 Month
EURIBOR + 4.000%)(Ê)(Þ) EUR 400 465
Heathrow Finance PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 09/01/29 (~)(Ê)(Þ) GBP 200 252
6.625% due 03/01/31 (Þ) GBP 400 539
Holding d'Infrastructures des Metiers
de l'Environnement
0.625% due 09/16/28 (Þ) EUR 500 551
House of Fraser Funding PLC
6.040% due 09/15/20 (Æ)(Ø)(Þ) GBP 400 —
HX Hold Co., Ltd.
7.000% due 02/12/30 (~)(Ê) EUR 218 170
IHO Verwaltungs GmbH
5.625% due 05/15/31 (Þ) EUR 200 240
7.000% due 11/15/31 (Þ) EUR 300 369
INEOS Quattro Finance 2 PLC
6.750% due 04/15/30 (Þ) EUR 300 274
Intrum Investments and Financing AB
7.750% due 09/11/27 EUR 903 1,052
ION Platform Finance SARL
6.500% due 09/30/30 (Þ) EUR 160 158
6.875% due 09/30/32 (Þ) EUR 160 150
La Poste SA
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.679%)(Ê)(ƒ)(Þ) EUR 200 233
LANXESS AG
Series EMTN
3.328% due 09/08/27 (Þ)(ž) EUR 500 556
1.750% due 03/22/28 (Þ) EUR 800 896
0.625% due 12/01/29 (Þ) EUR 600 621
Luna 1.5 SARL
10.500% due 07/01/32 (Þ) EUR 370 452
Mahle GmbH
7.125% due 07/15/32 (Þ) EUR 215 260
Mediobanca Banca di Credito
Finanziario SpA
Series EMTN
0.750% due 11/02/28 (3 Month
EURIBOR + 1.000%)(Ê)(Þ) EUR 500 558
3.875% due 07/04/30 (3 Month
EURIBOR + 1.300%)(Ê)(Þ) EUR 700 811
Mobico Group PLC
3.625% due 11/20/28 (Þ) GBP 250 315
Series EMTN
4.875% due 09/26/31 (Þ) EUR 670 660
New Immo Holding SA
4.875% due 12/08/28 (Þ) EUR 400 463
Series EMTN
4.875% due 12/08/28 (Þ) EUR 400 463
6.000% due 03/22/29 (Þ) EUR 900 1,065
Nexi SpA
3.872% due 02/24/28 (Þ)(ž) EUR 200 217
Nidda Healthcare Holding GmbH
5.375% due 10/23/30 (Þ) EUR 700 806
Nissan Motor Co., Ltd.
3.201% due 09/17/28 (Þ) EUR 950 1,083
Nomad Foods Bondco PLC
5.250% due 07/15/33 (Þ) EUR 290 333
Ocado Group PLC
6.250% due 08/06/29 (Þ) GBP 500 644
10.500% due 08/08/29 (Þ) GBP 600 832
Odido Group Holding BV

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 01/15/30 (Þ) EUR 600 690
Orsted A/S
1.750% due 12/09/19 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(Þ) EUR 800 896
1.500% due 02/18/21 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.860%)(Ê)(Þ) EUR 480 482
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 350 371
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 300 352
Petrobras Global Finance BV
5.375% due 10/01/29 GBP 300 400
6.625% due 01/16/34 GBP 450 610
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 1,250 1,457
Series EMTN
4.875% due 02/21/28 (Þ) EUR 500 583
Pinewood Finco PLC
6.000% due 03/27/30 (Þ) GBP 700 942
PLT VII Finance SARL
6.000% due 06/15/31 (Þ) EUR 196 232
ProGroup AG
5.375% due 04/15/31 (Þ) EUR 500 588
Renault SA
Series EMTN
1.125% due 10/04/27 (Þ) EUR 900 1,013
Russian Railways Via RZD Capital
PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Š)(Þ) RUB 115,000 —
Sainsbury's Bank PLC
10.500% due 03/12/33 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 7.625%)(Ê)(Þ) GBP 480 683
Schaeffler AG
Series EMTN
4.500% due 05/12/32 (Þ) EUR 300 343
SES SA
Series EMTN
0.875% due 11/04/27 (Þ) EUR 200 223
3.500% due 01/14/29 (Þ) EUR 300 342
4.125% due 06/24/30 (Þ) EUR 400 460
4.875% due 06/24/33 (Þ) EUR 500 576
Series GMTN
2.000% due 07/02/28 (Þ) EUR 450 501
SGL Carbon SE
5.750% due 06/28/28 (Þ) EUR 200 229
Sherwood Financing PLC
7.625% due 12/15/29 (Þ) EUR 400 470
Summer BC Holdco B SARL
5.875% due 02/15/30 (Þ) EUR 600 585
Sunrise FinCo I BV
4.625% due 05/15/32 (Þ) EUR 200 227
TDC Net A/S
Series EMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 08/09/32 (Þ) EUR 300 354
4.625% due 10/22/33 (Þ) EUR 700 804
Techem Verwaltungsgesellschaft 675
mbH
5.445% due 07/15/32 (3 Month
EURIBOR + 3.000%)(Ê)(Þ) EUR 700 809
Telecom Italia Finance SA
Series EMTN
7.750% due 01/24/33 EUR 800 1,109
Telecom Italia SpA
Series EMTN
5.250% due 03/17/55 EUR 500 579
Telefonica Europe BV
5.752% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.121%)(Ê)(ƒ)(Þ) EUR 300 359
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 200 242
Teva Pharmaceutical Finance
Netherlands II BV
1.625% due 10/15/28 (Þ) EUR 800 883
Travelex Financing PLC
8.000% due 05/15/22 (Æ)(Ø)(Š)(Þ) EUR 1,400 —
Travelex Issuerco 2 PLC
3.010% due 03/31/29 (Þ) GBP 2,719 1,456
TVL Finance PLC
10.250% due 04/28/28 (Þ) GBP 550 701
Unibail-Rodamco-Westfield
4.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.505%)(Ê)(Þ) EUR 900 1,042
United Group BV
6.500% due 10/31/31 (Þ) EUR 400 472
6.375% due 05/14/33 (Þ) EUR 291 335
Var Energi ASA
4.950% due 04/29/86 (EURIBOR
ICE Swap Rate + 2.308%)(Ê)(Þ) EUR 230 263
Veolia Environnement SA
Series EMTN
4.322% due 12/31/99 (EURIBOR
ICE Swap Rate + 1.837%)(Ê)(ƒ)(Þ) EUR 900 1,015
Verallia SA
3.500% due 11/14/29 (Þ) EUR 400 451
3.875% due 11/04/32 (Þ) EUR 600 659
4.375% due 11/14/33 (Þ) EUR 800 887
Virgin Media O2 Vendor Financing
Notes VII DAC
7.500% due 07/15/33 (Þ) EUR 200 157
Viridien
8.500% due 10/15/30 (Þ) EUR 136 165
Vivion Investments SARL
Series EMTN
5.625% due 06/08/30 (Þ) EUR 700 775
Vmed O2 UK Financing I PLC
4.500% due 07/15/31 (Þ) GBP 600 662
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 500 581
Series EMTN

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 09/12/55 (EURIBOR
ICE Swap Rate + 2.143%)(Ê)(Þ) EUR 500 559
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 750 821
Volkswagen International Finance NV
5.994% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.494%)(Ê)(ƒ)(Þ) EUR 700 811
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 257
Worldline SA
Series EMTN
4.125% due 09/12/28 (Þ) EUR 1,000 1,071
5.250% due 11/27/29 (Þ) EUR 800 822
5.500% due 06/10/30 (Þ) EUR 700 711
Zegona Finance PLC
4.250% due 01/15/32 (Þ) EUR 490 561
ZF Europe Finance BV
2.500% due 10/23/27 (Þ) EUR 900 1,024
3.000% due 10/23/29 (Þ) EUR 800 886
Series EMTN
6.125% due 03/13/29 (Þ) EUR 300 357
7.000% due 06/12/30 (Þ) EUR 100 123
5.500% due 02/17/32 (Þ) EUR 100 114
80,392
Total Long-Term Fixed
Income Investments
(cost $780,376) 759,206
Common Stocks - 0.7%
Consumer Discretionary - 0.0%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Education Management Corp.(Æ)(Š) 4,460,190
—
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
182
Financial Services - 0.0%
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
—
Materials and Processing - 0.7%
Real Alloy(Š) 39
2,917
Specialty Steel Holdco, Inc.(Æ)(Š) 22
2,437
5,354
Total Common Stocks
(cost $6,026) 5,536
Preferred Stocks - 0.0%
Technology - 0.0%
Veritas US, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% (Æ) 2,973 59
59
Total Preferred Stocks
(cost $47) 59
Warrants and Rights - 0.0%
Travelex International, Ltd.(Æ)(Š)
2021 Warrants 675 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 7.8%
Education Management LLC Term
Loan B
0.000% due 11/30/23 (~)(Æ)(Ê)
(Ø)(Š) 284 —
U.S. Cash Management Fund (@) 66,016,147 (∞) 66,003
Total Short-Term Investments
(cost $66,463) 66,003
Total Investments - 98.1%
(identified cost $852,912) 830,804
Other Assets and Liabilities,
Net - 1.9%
16,481
Net Assets - 100.0%
847,285

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 161
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
66.9%
1011778 BC ULC / New Red Finance, Inc. 09/03/24 347,000 100.00 347
346
1261229 BC, Ltd. 03/25/25 2,320,000 102.02 2,367
2,371
180 Medical, Inc. 12/19/25 660,000 97.63 644
634
A&K Travel Group Holdings, Ltd. 04/29/26 664,000 100.19 665
661
AB BSL CLO, Ltd. 11/18/24 350,000 100.00 350
351
AB BSL CLO, Ltd. 02/04/25 600,000 100.00 600
601
Acadia Healthcare Co., Inc. 01/26/26 559,000 99.29 555
555
Accor SA 03/23/26 EUR 400,000 116.46 466
464
ACREC LLC 01/10/25 500,000 99.77 499
500
ACREC LLC 01/08/26 750,000 100.00 750
750
ACRES Commercial Realty 2026-FL4 Issuer LLC 01/20/26 500,000 100.00 500
500
Adani Electricity Mumbai, Ltd. 05/06/26 633,000 95.58 605
593
Adani Ports and Special Economic Zone, Ltd. 10/15/25 155,000 98.08 152
150
AdaptHealth LLC 01/28/21 352,000 99.34 350
340
AdaptHealth LLC 01/30/26 158,000 97.41 154
153
Adient Global Holdings, Ltd. 02/11/25 1,030,000 100.46 1,035
1,063
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 74.44 511
580
Aeropuerto Internacional De Tocumen SA 02/02/26 493,000 81.07 400
405
African Export-Import Bank (The) 07/26/22 789,000 88.54 699
714
African Export-Import Bank (The) 07/16/26 579,000 100.00 579
579
AGL CLO, Ltd. 04/15/26 500,000 99.71 499
498
AHP Health Partners, Inc. 08/16/21 630,000 98.00 617
623
Aircastle, Ltd. 06/12/25 131,000 102.49 134
134
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 10/21/25 1,003,000 98.20 985
933
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 01/29/26 151,000 102.11 154
146
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 03/12/26 153,000 99.29 152
146
Alcon Finance Corp. 12/02/25 122,000 96.37 118
115
Allegiant Travel Co. 06/09/26 2,347,000 99.49 2,335
2,381
Alliant Energy Finance LLC 03/17/25 604,000 103.51 625
618
Alpha Generation LLC 09/19/24 1,153,000 101.91 1,175
1,163
Alta Equipment Group, Inc. 10/04/24 383,000 92.53 354
367
Altice France SA 10/14/25 395,894 95.60 378
383
Altice France SA 12/19/25 EUR 148,460 111.55 166
167
Altice France SA 03/11/26 EUR 692,815 111.24 771
784
Altice France SA 06/08/26 EUR 247,434 116.43 288
287
American Axle & Manufacturing, Inc. 10/24/25 505,000 100.57 508
502
American Money Management Corp. CLO, Ltd. 01/29/26 1,000,000 100.00 1,000
999
AmeriGas Partners, LP / AmeriGas Finance Corp. 01/22/25 446,000 101.13 451
456
Anarafe SL 01/12/22 EUR 177,312 123.55 219
129
Angolan Government International Bond 10/07/25 1,910,000 99.82 1,906
1,999
Angolan Government International Bond 12/19/25 200,000 98.92 198
210
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 11/05/25 286,000 100.04 286
286
APi Group DE, Inc. 11/05/25 161,000 97.62 157
155
APLD Compute Co. LLC 12/19/25 688,000 104.34 718
731
Aramark Services, Inc. 01/28/21 182,000 101.06 184
181
Arbor Realty Commercial Real Estate Notes LLC 03/12/26 1,000,000 100.00 1,000
1,002
Arbor Realty SR, Inc. 12/19/25 760,000 95.03 722
691
Arcosa, Inc. 11/05/25 145,000 98.44 143
142
AREIT CRE Trust 01/24/25 750,000 99.82 749
743
ARES Commercial Mortgage Trust 04/03/25 750,000 100.00 750
750
Aretec Group, Inc. 10/26/23 616,000 100.17 617
650
Arroyo Mortgage Trust 05/12/20 38,201 97.43 37
37
Asurion LLC / Asurion Co-Issuer, Inc. 12/10/25 1,051,000 101.73 1,069
1,063
Asurion LLC / Asurion Co-Issuer, Inc. 01/23/26 1,093,000 100.16 1,095
996
Atlanticus Holdings Corp. 12/19/25 651,000 97.38 634
658
Atos Group 01/28/25 EUR 437,444 93.51 409
487
Atos Group 05/12/26 EUR 430,000 117.41 505
480
Avation Group S Pte, Ltd. 01/29/26 777,000 98.72 767
729
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 01/29/26 150,000 102.32 153
150
Axia Energia 01/15/25 1,130,000 100.92 1,140
1,127
Axon Enterprise, Inc. 03/05/25 432,000 101.46 436
438
Axon Enterprise, Inc. 03/05/25 197,000 100.00 197
200
Azerbaijan Government International Bond 09/21/22 350,000 90.49 317
323
BAHA Trust 11/22/24 700,000 99.99 700
716
Bahrain Government International Bond 03/17/25 1,850,000 101.17 1,872
1,803
Bahrain Government International Bond 05/16/25 1,044,000 100.32 1,047
1,033
Bain Capital Credit CLO, Ltd. 07/23/24 450,000 100.00 450
450

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group
Holdings Finance 01/29/26 303,000 101.77 308
306
Banco del Estado de Chile 12/19/25 1,069,000 106.29 1,136
1,119
Banco Nacional de Panama 03/11/24 250,000 83.61 209
221
Banijay Entertainment SAS 02/17/26 EUR 350,000 121.88 427
414
Banijay Gaming SAS 01/20/26 EUR 300,000 117.32 352
350
Bank of America Merrill Lynch Mortgage Securities Trust 02/07/25 400,329 100.00 400
400
Bapco Energies BSC Closed 06/18/20 340,000 101.93 347
338
Bapco Energies BSC Closed 12/19/25 953,000 106.22 1,012
954
BAR Issuer LLC 03/27/26 1,250,000 100.00 1,250
1,253
Barclays Commercial Mortgage Trust 11/20/24 500,000 86.93 435
435
Barclays Commercial Mortgage Trust 12/04/24 250,000 88.77 222
214
Bausch Health Americas, Inc. 07/02/25 251,000 98.95 248
250
Bausch Health Cos., Inc. 12/17/19 453,000 150.27 681
463
Bausch Health Cos., Inc. 11/18/20 165,000 121.88 201
151
Bausch Health Cos., Inc. 09/18/24 200,000 66.66 133
136
Bausch Health Cos., Inc. 08/27/25 826,000 93.52 772
774
Bausch Health Cos., Inc. 10/07/25 526,000 83.02 437
413
BAY Mortgage Trust 04/28/25 250,000 100.00 250
250
Bayer AG 12/16/22 EUR 900,000 108.50 977
1,026
Bayer AG 09/04/23 EUR 600,000 112.14 673
703
Bayer AG 09/26/23 EUR 600,000 121.26 728
750
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA
Mexico 01/29/26 615,000 102.39 630
616
BCP V Modular Services Finance PLC 01/22/25 EUR 400,000 97.64 391
295
BCPE Flavor Debt Merger Sub LLC / BCPE Flavor Issuer, Inc. 10/28/25 960,000 98.34 944
933
BDS LLC 07/23/26 500,000 100.00 500
500
Beach Acquisition Bidco LLC 01/29/26 502,000 109.73 551
539
BellRing Brands, Inc. 10/10/25 746,000 102.73 766
738
Belron UK Finance PLC 01/29/26 151,000 101.78 154
151
Benin Government International Bond 06/16/26 401,000 107.10 429
414
Bimbo Bakeries USA, Inc. 02/10/25 171,000 102.57 175
175
Birch Grove CLO, Ltd. 07/18/24 250,000 100.00 250
250
Blackstone Mortgage Trust, Inc. 12/19/25 258,000 104.61 270
267
Blackstone Mortgage Trust, Inc. 06/16/26 158,000 98.17 155
151
BlueMountain CLO, Ltd. 10/02/25 850,000 100.00 850
850
BNP Paribas SA 08/14/25 540,000 95.32 515
510
BOCA Commercial Mortgage Trust 12/04/25 500,000 100.00 500
501
BOFAS Re-REMIC Trust 03/16/26 750,000 85.39 640
647
Bolivian Government International Bond 05/07/26 510,000 98.88 504
518
Bombardier, Inc. 06/04/25 670,000 109.34 733
732
Bond US Bidco 1, Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH /
German Bidco 2 05/07/26 EUR 160,000 117.35 188
185
Boyd Gaming Corp. 11/05/25 318,000 97.74 311
304
Brant Point CLO, Ltd. 06/03/25 650,000 100.00 650
652
Bread Financial Holdings, Inc. 01/29/26 603,000 102.67 619
623
Brean Asset Backed Securities Trust 01/14/26 1,500,000 96.77 1,451
1,439
British Telecommunications, Ltd. 02/26/24 GBP 200,000 135.01 270
284
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 11/05/25 487,000 96.39 469
462
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 06/16/26 175,000 93.33 163
163
Brooklyn Union Gas Co. (The) 09/08/25 387,000 99.02 383
377
BSPDF Issuer LLC 02/20/26 1,000,000 100.00 1,000
1,001
BSPDF Issuer LLC 07/30/26 500,000 100.00 500
500
BSPRT Issuer LLC 03/11/26 1,250,000 100.00 1,250
1,252
Burford Capital Global Finance LLC 01/29/26 782,000 98.16 768
743
Burford Capital Global Finance LLC 03/12/26 337,000 90.77 306
292
BWX Technologies, Inc. 01/30/26 157,000 98.32 154
151
BWX Technologies, Inc. 01/30/26 156,000 98.89 154
152
BX Commercial Mortgage Trust 02/23/23 175,000 96.50 169
175
BX Commercial Mortgage Trust 02/03/26 1,250,000 100.00 1,250
1,247
BX Trust 02/20/25 500,000 99.77 499
497
BX Trust 05/30/25 389,130 100.00 389
390
BX Trust 11/14/25 500,000 100.00 500
499
BX Trust 02/05/26 750,000 100.00 750
745
BX Trust 02/17/26 963,955 99.94 963
962
BX Trust 03/24/26 500,000 100.00 500
503
BX Trust 05/01/26 500,000 100.00 500
502
BX Trust 06/29/26 600,000 100.00 600
601

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 163
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
BXMT, Ltd. 03/11/26 1,250,000 99.97 1,250
1,248
C&W Senior Finance, Ltd. 02/06/25 850,000 101.83 866
863
Caixa Economica Federal 01/29/26 548,000 101.63 557
545
CALI Mortgage Trust 07/03/24 300,000 99.77 299
299
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 10/23/24 EUR 150,000 107.86 162
175
California Resources Corp. 01/29/26 608,000 100.50 611
595
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 350,000 120.43 422
451
Cantor Commercial Real Estate Lending Trust 02/16/21 775,000 90.93 705
626
Capital Power US Holdings, Inc. 04/20/26 597,000 104.41 623
604
Carnival Corp., Ltd. 03/17/25 163,000 97.41 159
160
Carriage Purchaser, Inc. 09/23/21 744,000 99.14 738
735
Carrix, Inc. 07/15/26 1,215,000 100.00 1,215
1,210
Carvana Co. 04/05/24 2,316,006 109.05 2,533
2,549
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
3,348
CBB International Sukuk Programme Co. WLL 07/18/24 676,000 98.20 664
655
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/26 1,432,000 99.56 1,426
1,416
CCO Holdings LLC / CCO Holdings Capital Corp. 03/12/26 309,000 98.85 305
294
CD&R Firefly Bidco PLC 04/05/24 GBP 575,000 131.22 763
799
Celulosa Arauco y Constitucion SA 01/08/24 60,000 94.42 57
56
Central Plaza Development, Ltd. 12/19/25 866,000 100.12 867
872
Central Plaza Development, Ltd. 02/02/26 325,000 99.60 324
324
Centrica PLC 01/29/26 GBP 600,000 139.86 839
819
Cerved Information Solutions SpA 02/10/22 EUR 350,000 112.24 393
274
CEZ AS 06/15/17 383,000 108.54 416
363
Chase Home Lending Mortgage Trust 07/29/19 91,629 100.86 92
80
Chase Home Lending Mortgage Trust 10/30/19 56,162 100.68 57
49
Chase Home Lending Mortgage Trust 10/30/19 359,440 101.41 364
311
Chase Home Lending Mortgage Trust 06/21/24 174,898 98.51 172
175
Chase Home Lending Mortgage Trust 11/06/25 476,218 99.84 475
465
Chase Home Lending Mortgage Trust 02/20/26 1,663,565 99.39 1,653
1,587
Chase Home Lending Mortgage Trust 03/09/26 942,814 98.74 931
900
Chase Home Lending Mortgage Trust 06/08/26 1,766,602 98.63 1,742
1,722
Chase Home Lending Mortgage Trust 06/18/26 498,790 97.72 487
478
China Government International Bond 11/05/25 643,000 99.86 642
633
China Government International Bond 12/19/25 1,108,000 100.77 1,117
1,098
CHNGE Mortgage Trust 01/21/22 254,466 99.98 254
241
Chobani LLC / Chobani Finance Corp., Inc. 04/09/26 339,000 100.00 339
340
CHS/Community Health Systems, Inc. 05/04/21 340,000 90.62 308
286
CHS/Community Health Systems, Inc. 04/29/22 460,000 97.79 450
454
CHS/Community Health Systems, Inc. 12/19/25 49,000 107.27 53
52
Churchill Downs, Inc. 06/16/26 157,000 99.27 156
156
Cidron Aida Finco SARL 04/01/25 GBP 350,000 131.33 460
452
CIM Trust 09/27/18 144,255 97.14 140
132
CIM Trust 03/22/19 18,694 101.25 19
17
CIM Trust 11/07/19 319,208 100.50 321
280
CIM Trust 03/01/21 638,902 101.76 650
507
CIM Trust 03/29/21 324,690 100.34 326
257
Citigroup Mortgage Loan Trust 05/06/21 481,846 101.08 487
382
Citigroup Mortgage Loan Trust 06/25/21 406,965 100.34 408
324
Citycon Treasury BV 09/29/25 EUR 300,000 112.35 337
327
Citycon Treasury BV 09/29/25 EUR 500,000 112.99 565
549
Citycon Treasury BV 09/29/25 EUR 450,000 114.79 517
498
Citycon Treasury BV 09/29/25 EUR 400,000 120.40 482
471
Clean Harbors, Inc. 01/29/26 150,000 102.25 153
152
CLI Funding LLC 03/23/21 787,984 97.50 768
737
CLI Funding LLC 01/22/26 431,600 93.21 402
397
Cloud Software Group LLC 10/17/24 789,000 104.01 821
747
Cloud Software Group LLC 10/17/24 339,000 99.23 336
332
Clydesdale Acquisition Holdings, Inc. 03/30/22 1,827,000 97.03 1,773
1,746
Clydesdale Acquisition Holdings, Inc. 12/19/25 930,000 99.55 926
886
CMG Media Corp. 10/16/24 998,865 90.80 907
726
CNX Midstream Partners, LP 01/30/26 158,000 97.55 154
151
CNX Resources Corp. 01/29/26 147,000 104.48 154
151
Coinbase Global, Inc. 09/14/21 1,161,000 96.28 1,118
1,103
Comision Ejecutiva Hidroelectrica del Rio Lempa 08/07/25 1,354,000 103.93 1,427
1,453
Comision Federal de Electricidad 03/20/25 276,000 85.13 235
228
Comision Federal de Electricidad 05/07/26 200,000 98.55 197
190
COMM Mortgage Trust 11/21/24 500,000 101.37 507
510

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Commonbond Student Loan Trust 11/27/18 55,131 100.61 55
49
Commonbond Student Loan Trust 06/02/20 48,684 99.99 49
40
Commonbond Student Loan Trust 03/10/21 150,317 100.00 150
111
Conduent Business Services, LLC / Conduent State & Local Solutions, Inc. 04/09/26 907,000 72.25 655
778
Connect Finco SARL / Connect US Finco LLC 09/11/24 766,000 104.25 799
804
Consolidated Energy Finance SA 09/30/21 1,709,000 87.90 1,502
1,650
Consolidated Energy Finance SA 05/26/26 545,000 104.12 567
569
Constellation Oil Services Holding SA 07/22/26 224,000 100.00 224
226
Constellation Software, Inc. 12/19/25 625,000 100.97 631
602
CoreWeave, Inc. 01/29/26 308,000 100.52 310
289
Corp. Nacional del Cobre de Chile 12/14/22 615,000 75.72 466
368
Corp. Nacional del Cobre de Chile 01/08/25 2,921,000 105.73 3,094
3,007
Costa Rica Government International Bond 09/08/25 1,367,000 103.55 1,416
1,397
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 03/17/25 185,000 101.70 188
186
CPI Property Group SA 07/10/24 EUR 1,360,000 100.94 1,373
1,355
CPI Property Group SA 11/06/24 EUR 720,000 92.28 664
666
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,038,000 99.80 1,036
1,011
Credit Acceptance Corp. 12/19/25 325,000 100.26 326
325
Credit Agricole SA 08/14/25 145,000 102.23 148
146
Crescent Energy Finance LLC 01/29/26 307,000 100.99 310
313
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
296
CSC Holdings LLC 07/16/21 243,000 67.93 165
51
CSC Holdings LLC 10/11/24 520,000 98.11 510
298
CSTL Commercial Mortgage Trust 01/29/26 500,000 100.17 501
491
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 646,000 97.99 633
629
CVR Energy, Inc. 10/31/24 431,000 98.13 423
430
Danaos Corp. 01/29/26 443,000 103.05 457
453
DBC Mortgage Trust 10/20/25 750,000 100.00 750
750
DBWF Mortgage Trust 10/25/18 1,000,000 92.84 928
815
Deutsche EuroShop AG 04/29/26 EUR 300,000 116.70 350
347
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.00 942
493
Digicel International Finance, Ltd. / Difl US LLC 07/30/25 916,000 102.39 938
946
Directv Financing LLC 12/19/25 707,000 101.07 715
720
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 05/12/25 596,000 100.75 600
623
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 12/19/25 316,000 100.46 317
316
DISH DBS Corp. 11/10/21 453,000 96.97 439
437
DISH DBS Corp. 10/01/24 453,000 98.93 448
451
DK Trust 08/12/25 750,000 99.77 748
753
Dominican Republic Government International Bond 06/05/25 202,000 92.42 187
188
Dominican Republic Government International Bond 06/05/25 175,000 98.57 173
178
Dominican Republic Government International Bond 02/10/26 3,650,000 99.30 3,625
3,535
Dotdash Meredith, Inc. 12/19/25 659,000 92.45 609
620
Dresdner Funding Trust I 03/02/22 873,000 108.40 946
932
Driven Brands Funding LLC 05/30/24 255,500 87.40 223
239
Dycom Industries, Inc. 01/30/26 156,000 98.72 154
152
Dynamo Newco II GmbH 09/25/24 EUR 250,000 114.16 285
270
Ecuador Government International Bond 01/26/26 3,088,000 101.79 3,145
3,080
Ecuador Government International Bond 02/02/26 248,000 99.42 247
247
EDO Sukuk, Ltd. 06/26/24 554,000 100.00 554
563
EDP SA 11/24/25 EUR 700,000 117.20 820
787
Egypt Government International Bond 04/15/24 1,789,000 84.44 1,511
1,681
Egypt Government International Bond 10/03/25 1,653,000 107.04 1,769
1,741
eircom Finance DAC 04/28/25 EUR 300,000 116.40 349
349
El Salvador Government International Bond 07/21/25 1,095,000 110.53 1,210
1,228
Eldik Bank OAO 05/05/26 1,088,000 100.72 1,096
1,083
Electricite de France SA 11/28/22 GBP 500,000 117.31 587
668
Electricite de France SA 02/28/23 EUR 1,200,000 108.56 1,303
1,369
Electricite de France SA 01/10/24 EUR 200,000 96.28 193
219
Electricite de France SA 09/10/24 GBP 700,000 137.48 962
974
Element Solutions, Inc. 01/30/26 157,000 98.10 154
155
Elevation CLO, Ltd. 02/07/25 300,000 100.00 300
300
Elevation CLO, Ltd. 01/23/26 500,000 100.00 500
501
ELFI Graduate Loan Program LLC 06/18/20 60,117 99.98 60
56
Elia Group SA 01/02/24 EUR 600,000 119.25 716
712
Ellington Financial Mortgage Trust 11/05/19 45,211 99.97 45
44
Ellington Financial Mortgage Trust 04/14/22 345,263 99.59 344
339
Embecta Corp. 07/18/25 170,000 92.12 157
131

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 165
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Embecta Corp. 07/23/25 181,000 97.57 177
139
Emeria SASU 08/28/25 EUR 500,000 106.74 534
457
Empresa de Transmision Electrica SA 12/19/25 1,566,000 77.84 1,219
1,239
Empresa de Transporte de Pasajeros Metro SA 06/16/17 263,000 106.78 281
230
Empresa Nacional del Petroleo 11/02/17 338,000 91.71 310
271
EMRLD Borrower, LP / Emerald Co-Issuer, Inc. 05/04/23 EUR 400,000 110.14 441
475
EMRLD Borrower, LP / Emerald Co-Issuer, Inc. 06/16/26 152,000 102.07 155
155
EMRLD Borrower, LP / Emerald Co-Issuer, Inc. 06/16/26 150,000 103.57 155
154
Encore Capital Group, Inc. 12/19/25 565,000 100.82 570
567
Encore Capital Group, Inc. 12/19/25 GBP 400,000 131.33 525
527
Enel Finance International NV 06/12/25 673,000 96.02 646
640
Enel SpA 01/07/25 EUR 900,000 112.71 1,008
1,015
Energia Group Roi Financeco DAC 07/20/23 EUR 500,000 114.00 570
587
Energizer Holdings, Inc. 12/01/25 564,000 95.70 540
536
EnerSys 04/09/26 153,000 99.58 152
151
Engie Energia Chile SA 06/10/26 405,000 94.46 383
379
Enova International, Inc. 10/10/25 272,000 104.64 285
286
Enova International, Inc. 04/09/26 306,000 104.37 319
320
Entain PLC 01/26/26 EUR 400,000 119.80 479
464
Entegris, Inc. 05/01/25 1,984,000 99.19 1,968
1,953
Esab Corp. 01/29/26 150,000 102.42 154
152
Eskom Holdings 01/28/21 1,393,000 103.46 1,441
1,462
Esselunga SpA 10/27/21 EUR 670,000 116.28 779
759
Eutelsat Communications SACA 02/25/26 EUR 230,000 118.06 272
270
Eutelsat Communications SACA 02/25/26 EUR 190,000 118.06 224
224
Eutelsat SA 04/05/24 EUR 700,000 104.85 734
777
Evergy Missouri West, Inc. 11/13/24 80,000 100.25 80
80
EW Scripps Co. (The) 07/29/25 530,000 99.81 529
463
Export-Import Bank of India 11/06/24 400,000 95.27 381
377
Extended Stay America Trust 09/26/25 481,567 100.00 482
486
Extended Stay America Trust 01/21/26 468,460 100.00 468
472
Fair Isaac Corp. 01/30/26 156,000 98.65 154
151
Fannie Mae Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
705
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 92.25 1,107
1,212
Fannie Mae Connecticut Avenue Securities Trust 05/07/24 600,000 106.10 637
621
Fannie Mae Connecticut Avenue Securities Trust 09/10/24 500,000 107.90 540
529
Fannie Mae Connecticut Avenue Securities Trust 02/05/25 500,000 101.17 506
504
Fannie Mae Connecticut Avenue Securities Trust 02/05/25 700,000 101.52 711
708
Fannie Mae Connecticut Avenue Securities Trust 07/29/25 1,000,000 103.06 1,031
1,034
Fedrigoni SpA 05/09/24 EUR 500,000 110.52 553
573
Ferguson Finance PLC 10/02/24 560,000 100.60 563
556
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 10/10/25 637,000 96.51 615
619
Fibercop SpA 04/23/25 200,000 95.79 192
197
Fibercop SpA 04/25/25 500,000 95.05 475
482
Fibercop SpA 06/18/25 EUR 500,000 119.33 597
588
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 12/19/25 1,184,877 104.73 1,241
1,176
FIGRE Trust 06/11/26 1,467,343 100.00 1,467
1,462
First Quantum Minerals, Ltd. 02/19/25 490,000 100.00 490
510
First Quantum Minerals, Ltd. 12/19/25 240,000 104.52 251
244
First Quantum Minerals, Ltd. 02/11/26 2,932,000 99.89 2,929
2,837
FirstCash, Inc. 01/30/26 155,000 99.48 154
152
FirstEnergy Pennsylvania Electric Co. 06/13/25 643,000 98.31 632
629
Five Point Operating Co., LP 12/19/25 318,000 103.70 330
326
Flagstar Mortgage Trust 10/24/18 371,374 102.78 382
356
Flagstar Mortgage Trust 06/03/19 62,914 102.47 64
56
Flagstar Mortgage Trust 02/04/21 107,373 102.44 110
99
Flamingo Lux II SCA 02/10/26 EUR 100,000 53.83 54
38
Flutter Treasury DAC 05/22/25 719,000 100.00 719
711
Fontainebleau Miami Beach Mortgage Trust 12/05/24 250,000 100.00 250
252
Forestar Group, Inc. 04/28/25 526,000 98.21 517
528
Fortescue Treasury Pty, Ltd. 04/09/26 153,000 99.63 152
152
Fortrea Holdings, Inc. 03/05/25 267,000 96.46 258
272
Forvia SE 03/24/26 EUR 350,000 115.75 405
412
Freddie Mac STACR REMIC Trust 03/08/23 155,640 99.51 155
156
Freddie Mac STACR REMIC Trust 09/26/23 200,000 104.45 209
206
Freddie Mac STACR REMIC Trust 02/12/25 700,000 100.00 700
704
Freddie Mac STACR REMIC Trust 05/01/25 500,000 100.00 500
502
FREMF Mortgage Trust 03/24/21 2,750,091 — —
—

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Froneri Lux FinCo SARL 07/16/25 EUR 680,000 117.17 797
760
FS Mortgage Trust 02/11/26 1,000,000 100.00 1,000
1,001
FS Rialto 2025-FL10 Issuer LLC 01/31/25 500,000 99.77 499
499
FS Trust 02/23/26 1,000,000 100.00 1,000
1,002
Full House Resorts, Inc. 04/29/25 546,000 96.55 527
533
Gabon Government International Bond 03/17/25 400,000 83.02 332
352
Gaci First Investment Co. 02/02/26 2,118,000 85.46 1,810
1,672
Gaci First Investment Co. 07/10/26 1,738,000 98.45 1,711
1,638
Galaxy Bidco, Ltd. 12/05/24 GBP 173,000 127.52 221
241
Galaxy CLO, Ltd. 05/19/25 550,000 100.00 550
551
Gartner, Inc. 03/17/25 667,000 96.81 646
628
Garuda Indonesia Persero Tbk PT 12/19/25 1,251,521 90.80 1,136
1,055
Gates Corp. 04/09/26 148,000 103.33 153
151
Gatwick Airport Finance PLC 11/12/25 GBP 600,000 133.18 799
799
Gazprom PJSC Via Gaz Capital SA 08/17/16 1,000,000 111.54 1,115
678
GCI LLC 04/09/26 156,000 98.38 153
153
Genesee & Wyoming, Inc. 12/19/25 436,000 102.88 449
439
GENMAB A/S / GENMAB Finance LLC 12/19/25 517,000 102.51 530
522
GENMAB A/S / GENMAB Finance LLC 01/29/26 145,000 105.47 153
150
Genting New York LLC / GENNY Capital, Inc. 12/19/25 667,000 102.56 684
682
Georgian Railway JSC 04/07/22 1,153,000 95.49 1,101
1,109
GFL Environmental, Inc. 05/01/25 559,000 104.07 581
566
GFL Environmental, Inc. 08/14/25 146,000 97.83 143
142
GGAM Finance, Ltd. 12/27/23 925,000 100.52 930
926
GGAM Finance, Ltd. 01/02/25 638,000 101.56 648
637
Ghana Government International Bond 10/09/24 155,250 91.65 142
152
Ghana Government International Bond 11/20/24 738,750 95.44 705
722
Ghana Government International Bond 12/19/25 200,000 92.33 185
183
Global Infrastructure Solutions, Inc. 01/10/24 822,000 94.52 777
821
Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP 06/09/22 830,000 96.98 805
812
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 01/30/26 348,000 96.01 334
327
Goat Holdco LLC 10/30/25 1,044,000 102.51 1,070
1,061
goeasy, Ltd. 10/10/25 494,000 102.25 505
488
goeasy, Ltd. 12/19/25 807,000 95.76 773
729
GoodLeap Sustainable Home Solutions Trust 06/09/21 904,077 99.96 904
717
Granite Construction, Inc. 05/18/26 468,000 100.00 468
468
Graphic Packaging International LLC 01/30/26 154,000 99.99 154
153
Green Palm Bidco SARL 06/02/26 1,862,000 100.00 1,862
1,812
Grifols SA 12/11/24 EUR 680,000 104.94 714
816
Grifols SA 01/27/26 568,000 98.92 562
554
Grupo Energia Bogota SA ESP 12/19/25 1,180,000 98.80 1,166
1,145
Grupo Energia Bogota SA ESP 05/06/26 584,000 98.10 573
568
GS Mortgage-Backed Securities Trust 08/01/19 796,316 105.22 838
745
GS Mortgage-Backed Securities Trust 03/12/21 664,374 101.24 673
529
GS Mortgage-Backed Securities Trust 05/14/21 343,282 97.06 333
276
GS Mortgage-Backed Securities Trust 06/03/21 821,308 103.46 850
717
GS Mortgage-Backed Securities Trust 06/15/21 704,026 100.46 707
560
GS Mortgage-Backed Securities Trust 06/15/21 800,000 100.81 807
575
GS Mortgage-Backed Securities Trust 09/22/21 856,281 100.78 863
680
GS Mortgage-Backed Securities Trust 12/06/21 432,411 96.75 418
345
GS Mortgage-Backed Securities Trust 01/10/22 741,623 97.59 724
590
GS Mortgage-Backed Securities Trust 01/21/25 339,353 99.26 337
339
GS Mortgage-Backed Securities Trust 12/12/25 958,310 99.92 958
936
GS Mortgage-Backed Securities Trust 01/14/26 911,272 99.63 908
871
GS Mortgage-Backed Securities Trust 06/17/26 982,479 97.88 962
941
GS Mortgage-Backed Securities Trust 06/17/26 982,479 99.99 982
978
GS REFT Issuer, Ltd. 03/13/26 1,000,000 100.00 1,000
1,001
GSAT Trust 06/25/25 400,000 100.00 400
403
GSJP Trust 12/09/25 500,000 100.00 500
503
Guala Closures SpA 01/26/26 EUR 400,000 118.67 475
465
Guatemala Government International Bond 10/24/25 403,000 100.37 404
400
Guatemala Government International Bond 01/30/26 200,000 100.81 202
199
Guatemala Government International Bond 03/20/26 462,000 104.36 482
479
Gulfport Energy Operating Corp. 01/29/26 598,000 102.90 615
605
Harvest Midstream I, LP 05/07/26 302,000 100.00 302
303
Hazine Mustesarligi Varlik Kiralama AS 06/25/26 2,155,000 99.76 2,150
2,145
HealthEquity, Inc. 01/30/26 157,000 97.96 154
152
Heathrow Finance PLC 05/14/24 GBP 400,000 130.24 521
539

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 167
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Heathrow Finance PLC 01/29/26 GBP 200,000 132.33 265
252
Heritage Petroleum Co., Ltd. 05/05/26 200,000 102.81 206
204
Hertz Corp. (The) 05/12/25 762,000 100.46 765
497
Hilcorp Energy I, LP / Hilcorp Finance Co. 08/27/25 891,000 96.20 857
885
Hilcorp Energy I, LP / Hilcorp Finance Co. 01/29/26 222,000 100.96 224
223
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc. 12/19/25 346,000 93.75 324
320
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc. 06/16/26 159,000 97.60 155
154
HLF Financing SARL LLC / Herbalife International, Inc. 11/22/23 1,390,000 89.63 1,246
1,294
HLF Financing SARL LLC / Herbalife International, Inc. 04/15/26 663,000 100.25 665
667
HNI Corp. 01/02/24 769,000 97.56 749
758
Holding d'Infrastructures des Metiers de l'Environnement 09/20/24 EUR 500,000 107.74 539
551
Honduras Government International Bond 07/22/26 669,000 100.00 669
668
House of Fraser Funding PLC 06/13/17 GBP 400,000 103.15 413
—
Howard Hughes Corp. (The) 01/30/26 162,000 95.32 154
152
Howard Hughes Corp. (The) 04/09/26 158,000 96.73 153
152
Hungary Government International Bond 06/16/25 646,000 97.95 633
667
Hungary Government International Bond 01/30/26 361,000 102.10 369
364
Hungary Government International Bond 03/05/26 1,255,000 103.17 1,295
1,277
Hungary Government International Bond 06/29/26 200,000 109.69 219
208
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 11/13/24 758,000 100.22 760
759
ICG US CLO, Ltd. 02/20/26 350,000 100.00 350
349
ICICI Bank, Ltd. 03/24/25 114,000 98.76 113
112
iHeartCommunications, Inc. 01/13/25 375,000 90.47 339
353
iHeartCommunications, Inc. 12/18/25 477,236 96.60 461
443
IHO Verwaltungs GmbH 01/07/25 EUR 300,000 105.51 317
369
IHO Verwaltungs GmbH 04/16/26 EUR 200,000 117.82 236
240
Imperial Brands Finance PLC 04/09/26 329,000 102.84 338
333
Imperial Fund Mortgage Trust 04/14/22 296,836 99.98 297
295
Indonesia Government International Bond 07/16/26 985,000 86.27 850
824
Industrial Subordinated Trust 01/08/26 444,000 99.80 443
446
INEOS Quattro Finance 2 PLC 12/19/25 EUR 300,000 94.49 283
274
Infraestructura Energetica Nova SAPI de CV 06/03/22 162,000 97.67 158
159
InRetail Consumer 02/07/24 656,000 97.86 642
633
Instituto Costarricense de Electricidad 02/07/18 1,236,000 91.97 1,137
1,216
Intesa Sanpaolo SpA 12/19/25 675,000 95.90 647
633
INTOWN Mortgage Trust 03/05/25 500,000 100.00 500
499
ION Platform Finance SARL 09/30/25 EUR 160,000 117.41 188
158
ION Platform Finance SARL 09/30/25 EUR 160,000 117.41 188
150
ION Platform Finance US, Inc. 09/30/25 200,000 99.40 199
158
Iron Mountain, Inc. 05/12/21 275,000 99.02 272
268
Ithaca Energy North Sea PLC 01/06/26 315,000 103.88 327
327
ITT Holdings LLC 06/23/21 1,464,000 98.88 1,448
1,448
Ivory Coast Government International Bond 12/19/25 200,000 99.70 199
194
Ivory Coast Government International Bond 02/18/26 1,223,000 96.77 1,184
1,151
J.G. Wentworth XLII LLC 10/02/18 363,016 99.97 363
329
Jacobs Entertainment, Inc. 09/09/25 1,089,000 98.28 1,070
1,073
Jaguar Land Rover Automotive PLC 04/09/26 154,000 99.19 153
152
JB Poindexter & Co., Inc. 12/07/23 1,049,000 101.79 1,068
1,082
Jefferson Capital Holdings LLC 07/28/21 763,000 99.99 763
762
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
366
Jefferson Capital Holdings LLC 04/29/25 827,000 102.95 851
863
JH North America Holdings, Inc. 06/03/25 377,000 100.99 381
376
JH North America Holdings, Inc. 06/03/25 375,000 101.14 379
376
Jordan Government International Bond 04/04/23 762,000 100.79 774
788
Jordan Government International Bond 12/19/25 200,000 100.99 202
200
JPMorgan Chase Commercial Mortgage Securities Trust 06/05/26 1,000,000 100.00 1,000
1,003
JPMorgan Mortgage Trust 12/06/18 640,679 91.26 585
575
JPMorgan Mortgage Trust 01/18/19 19,413 99.92 19
18
JPMorgan Mortgage Trust 03/22/19 13,294 100.95 13
12
JPMorgan Mortgage Trust 01/24/20 266,620 103.72 277
235
JPMorgan Mortgage Trust 01/28/20 39,662 101.49 40
35
JPMorgan Mortgage Trust 01/30/20 321,912 100.93 325
278
JPMorgan Mortgage Trust 06/02/20 118,739 101.75 121
103
JPMorgan Mortgage Trust 07/15/20 571,219 103.36 590
573
JPMorgan Mortgage Trust 07/21/20 377,398 106.11 400
327
JPMorgan Mortgage Trust 08/20/20 211,949 104.73 222
192

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 10/28/20 133,667 102.76 137
112
JPMorgan Mortgage Trust 11/10/20 53,088 102.43 54
47
JPMorgan Mortgage Trust 01/19/21 252,622 102.90 260
201
JPMorgan Mortgage Trust 05/21/21 189,021 100.88 191
151
JPMorgan Mortgage Trust 04/27/22 371,130 91.34 339
309
JPMorgan Mortgage Trust 09/21/23 954,977 92.14 880
928
JPMorgan Mortgage Trust 09/21/23 412,863 97.73 403
411
JPMorgan Mortgage Trust 04/17/24 396,820 99.70 396
402
JPMorgan Mortgage Trust 10/29/24 1,000,000 97.16 972
981
JPMorgan Mortgage Trust 01/14/25 653,909 96.81 633
641
JPMorgan Mortgage Trust 02/18/26 1,889,260 99.66 1,883
1,814
JPMorgan Mortgage Trust 06/12/26 1,105,265 100.50 1,111
1,103
JPMorgan Mortgage Trust 06/23/26 1,776,942 97.02 1,724
1,696
JSCB Agrobank 01/15/25 463,000 101.89 472
499
Kazakhstan Government International Bond 01/30/26 1,387,000 99.81 1,384
1,370
Kazakhstan Temir Zholy National Co. 04/22/26 848,000 99.06 840
804
KazMunayGas National Co. JSC 07/23/24 319,000 85.16 272
289
KazMunayGas National Co. JSC 12/19/25 862,000 100.87 869
830
Kenya Government International Bond 09/10/25 678,000 107.31 728
720
Kenya Government International Bond 05/07/26 700,000 95.56 669
676
Kodiak Gas Services LLC 03/11/26 290,000 100.00 290
287
Kondor Finance PLC 01/28/21 1,882,107 87.07 1,639
1,703
Kuwait Government International Bond 07/22/26 2,193,000 100.00 2,193
2,185
La Poste SA 01/09/25 EUR 200,000 102.34 205
233
LANXESS AG 03/24/26 EUR 500,000 111.06 555
556
LANXESS AG 03/31/26 EUR 600,000 102.34 614
621
LANXESS AG 04/01/26 EUR 800,000 113.09 905
896
LCM 28, Ltd. 10/16/18 320,066 100.00 320
321
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 336,000 100.36 337
191
Lebanon Government International Bond 02/14/19 213,000 100.00 213
57
Lebanon Government International Bond 10/31/22 1,227,000 21.30 261
333
Lebanon Government International Bond 07/18/25 757,000 37.96 287
206
Lebanon Government International Bond 12/22/25 514,000 61.50 316
138
Level 3 Financing, Inc. 08/04/25 625,000 100.00 625
636
Level 3 Financing, Inc. 01/05/26 429,645 101.96 438
447
Level 3 Financing, Inc. 05/06/26 143,272 100.00 143
142
LG Energy Solution, Ltd. 08/14/25 141,000 102.30 144
143
Liberty Mutual Group, Inc. 05/03/22 51,000 127.84 65
55
LifePoint Health, Inc. 07/31/23 989,000 102.47 1,013
1,039
LifePoint Health, Inc. 05/09/24 1,547,000 102.76 1,590
1,486
LifePoint Health, Inc. 05/12/25 707,000 107.60 761
711
Live Nation Entertainment, Inc. 04/09/26 155,000 98.78 153
152
LMNT CRE LLC 11/21/25 500,000 100.00 500
500
LoanCore Issuer, Ltd. 01/24/25 500,000 99.77 499
498
LoanCore Issuer, Ltd. 10/20/25 750,000 100.00 750
751
Louisiana-Pacific Corp. 11/03/25 659,000 97.34 641
632
LPL Holdings, Inc. 03/17/25 651,000 98.05 638
632
LQR Trust 12/17/25 250,000 100.00 250
250
LSTR Trust 01/27/26 1,000,000 100.00 1,000
998
Luna 1.5 SARL 08/08/25 EUR 369,688 120.23 444
452
Madison Park Funding, Ltd. 05/30/24 250,000 100.00 250
250
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 01/29/26 148,000 103.67 153
151
Mahle GmbH 06/10/26 EUR 215,000 120.53 259
260
Malaysia Sovereign Sukuk Berhad 07/23/26 2,421,000 100.00 2,421
2,411
Malaysia Wakala Sukuk Berhad 12/12/25 500,000 71.95 360
336
Market Street CLO, Ltd. 10/16/25 1,400,000 100.00 1,400
1,400
Marks & Spencer PLC 09/27/18 588,000 108.32 643
628
Mattamy Group Corp. 04/29/20 620,000 95.22 590
594
Mauser Packaging Solutions Holding Co. 11/26/25 807,000 94.90 766
800
Mazoon Assets Co. SAOC 10/02/24 2,238,000 100.67 2,267
2,224
Mazoon Assets Co. SAOC 12/19/25 1,071,000 100.58 1,077
1,067
McAfee Corp. 05/21/26 550,000 85.81 472
466
McGraw-Hill Education, Inc. 11/01/24 474,000 99.20 470
470
Mediobanca Banca di Credito Finanziario SpA 03/31/26 EUR 500,000 111.19 556
558
Mediobanca Banca di Credito Finanziario SpA 03/31/26 EUR 700,000 116.15 813
811
Mello Mortgage Capital Acceptance 01/24/20 788,122 104.42 823
744
Meridian Arc Holdco LLC 04/16/26 568,000 100.00 568
546
Meritage Homes Corp. 10/15/25 119,000 98.40 117
115

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 169
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Mexico City Airport Trust 01/28/21 225,000 100.58 226
189
Mexico Generadora de Energia S de RL de CV 12/19/25 595,908 101.70 606
592
MF1 Multifamily Housing Mortgage Trust 08/15/25 500,000 100.00 500
501
MF1 Multifamily Housing Mortgage Trust 01/23/26 1,000,000 100.00 1,000
1,000
MF1 Multifamily Housing Mortgage Trust 01/28/26 1,000,000 100.00 1,000
1,000
MF1 Multifamily Housing Mortgage Trust 02/11/26 494,162 100.00 494
495
MF1 Multifamily Housing Mortgage Trust 04/30/26 1,000,000 100.00 1,000
999
MHP Commercial Mortgage Trust 03/26/24 240,000 99.45 239
240
MHP Commercial Mortgage Trust 08/19/25 350,000 100.00 350
351
Michaels Cos., Inc. (The) 03/12/26 772,000 97.99 756
765
Midwest Connector Capital Co. LLC 03/24/25 634,000 100.06 634
627
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 922,000 94.84 874
895
Millrose Properties, Inc. 09/08/25 338,000 100.00 338
338
Mobico Group PLC 12/23/24 EUR 670,000 97.61 654
660
Mobico Group PLC 06/27/25 GBP 250,000 122.08 305
315
Molina Healthcare, Inc. 05/28/20 1,326,000 98.82 1,311
1,298
Molina Healthcare, Inc. 11/13/24 311,000 100.00 311
308
Molina Healthcare, Inc. 01/29/26 150,000 102.21 153
151
Mongolia Government International Bond 02/19/25 400,000 101.77 407
408
Montego Bay Airport Revenue Finance, Ltd. 08/07/25 200,000 100.64 201
196
Morgan Stanley Capital I Trust 06/05/19 377,000 88.61 334
310
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 485,026 103.59 502
511
Morocco Government International Bond 12/08/25 954,000 107.86 1,029
997
Mosaic Solar Loan Trust 11/27/18 41,518 98.67 41
36
Mosaic Solar Loan Trust 11/27/18 108,295 99.14 107
99
Mosaic Solar Loan Trust 06/12/20 142,756 99.98 143
116
Mosaic Solar Loan Trust 03/10/21 434,779 99.51 433
327
Mosaic Solar Loan Trust 03/24/21 163,462 100.12 164
127
Mosaic Solar Loan Trust 06/15/21 276,462 99.58 275
188
Moss Creek Resources Holdings, Inc. 12/19/25 635,000 95.42 606
636
MPH Acquisition Holdings LLC 05/03/23 167,000 89.11 149
104
Mumtalakt Sukuk Holding Co. 12/19/25 1,410,000 99.38 1,401
1,390
Murphy Oil USA, Inc. 01/30/26 164,000 94.47 155
152
Muthoot Finance, Ltd. 01/29/26 694,000 100.00 694
674
MVM Energetika Zrt. 12/19/25 955,000 105.15 1,004
991
Nakilat, Inc. 06/15/17 66,850 108.40 72
68
Navesink CLO, Ltd. 12/19/25 350,000 100.00 350
347
Navesink CLO, Ltd. 02/20/26 1,000,000 100.00 1,000
1,001
Navesink CLO, Ltd. 02/20/26 1,000,000 100.00 1,000
996
Navesink CLO, Ltd. 03/04/26 250,000 100.00 250
249
Navient Private Education Refi Loan Trust 11/03/20 68,277 99.99 68
64
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
358
Navoi Mining & Metallurgical Co. 06/24/26 531,000 103.60 550
546
Neptune Bidco US, Inc. 01/21/26 650,000 100.42 653
662
Neptune Bidco US, Inc. 01/21/26 526,000 102.12 537
536
NESCO Holdings II, Inc. 10/28/25 1,879,000 98.72 1,854
1,867
Neuberger Berman Loan Advisers CLO, Ltd. 06/27/24 550,000 100.00 550
551
New Flyer Holdings, Inc. 12/19/25 572,000 106.95 612
612
New Immo Holding SA 04/23/24 EUR 400,000 100.65 403
463
New Immo Holding SA 04/29/24 EUR 900,000 114.17 1,027
1,065
New Immo Holding SA 12/19/25 EUR 400,000 117.81 471
463
Newell Brands, Inc. 05/08/25 650,000 101.82 662
679
News Corp. 03/17/25 662,000 96.93 642
638
Nexi SpA 08/02/24 EUR 200,000 102.10 204
217
Nexstar Media, Inc. 10/24/25 570,000 99.20 565
559
Nexstar Media, Inc. 03/23/26 1,323,000 100.00 1,323
1,317
NGL Energy Operating LLC / NGL Energy Finance Corp. 12/19/25 430,000 102.73 442
441
NGL Energy Operating LLC / NGL Energy Finance Corp. 12/19/25 587,000 103.44 607
610
NGPL PipeCo LLC 03/03/22 103,000 126.43 130
117
Nidda Healthcare Holding GmbH 04/29/25 EUR 700,000 115.01 805
806
Nigeria Government International Bond 06/05/25 1,656,000 105.39 1,796
1,850
Nigeria Government International Bond 11/05/25 1,296,000 103.07 1,348
1,411
Nigeria Government International Bond 05/07/26 200,000 106.46 213
210
Nissan Motor Co., Ltd. 03/06/25 EUR 950,000 110.92 1,054
1,083
Nissan Motor Co., Ltd. 11/03/25 1,654,000 98.31 1,626
1,623
Nomad Foods Bondco PLC 07/22/26 EUR 290,000 114.10 331
333
Nordea Bank Abp 08/14/25 634,000 99.97 634
627
Northriver Midstream Finance, LP 08/07/24 1,479,000 101.56 1,502
1,489

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Novelis Corp. 12/19/25 337,000 96.63 326
323
Novelis Corp. 01/29/26 148,000 103.55 153
152
NRG Energy, Inc. 05/20/24 133,000 95.94 128
129
NTT Finance Corp. 07/08/26 396,000 100.61 398
397
NXPT Commercial Mortgage Trust 10/01/24 500,000 98.62 493
494
NYC Commercial Mortgage Trust 10/23/25 500,000 99.67 498
496
OAK-Eagle Acquireco, Inc. 03/24/26 366,000 102.47 375
380
OAK-Eagle Acquireco, Inc. 03/24/26 362,000 103.64 375
381
OAK-Eagle Acquireco, Inc. 03/24/26 EUR 110,000 115.85 127
133
Oaktree CLO, Ltd. 08/23/24 250,000 100.00 250
250
OBX Trust 01/15/20 83,501 101.45 85
73
OBX Trust 02/16/23 312,452 96.37 301
300
OBX Trust 09/25/24 74,967 101.05 76
75
OBX Trust 02/11/26 1,627,549 100.49 1,636
1,589
Ocado Group PLC 08/01/24 GBP 600,000 133.24 799
832
Ocado Group PLC 12/18/25 GBP 500,000 123.66 618
644
OCP CLO, Ltd. 08/07/24 500,000 100.00 500
500
OCP SA 10/05/17 326,000 115.88 374
318
OCP SA 01/15/25 966,000 106.47 1,028
992
Odido Group Holding BV 12/09/21 EUR 600,000 113.10 679
690
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
191
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 105.43 211
229
Oman Sovereign Sukuk Co. 10/09/25 858,000 100.00 858
831
OmGrid Funding, Ltd. 10/05/17 277,000 100.05 277
277
Omniyat Sukuk 1, Ltd. 08/07/25 630,000 102.27 644
603
Omniyat Sukuk 1, Ltd. 01/30/26 261,000 101.28 264
238
Ontario Gaming GTA, LP/OTG Co-Issuer, Inc. 07/20/23 337,000 100.08 337
337
Open Text Holdings, Inc. 08/16/21 195,000 102.02 199
180
OQ SAOC 07/21/21 443,000 100.10 443
440
ORL Trust 12/09/24 500,000 99.77 499
503
Orsted A/S 02/27/24 EUR 300,000 116.73 350
352
Orsted A/S 12/16/24 EUR 800,000 105.51 844
896
Orsted A/S 03/17/25 GBP 350,000 98.07 343
371
Orsted A/S 06/25/25 EUR 480,000 100.13 481
482
Owens-Brockway Glass Container, Inc. 01/29/26 151,000 101.77 154
143
Owens-Brockway Glass Container, Inc. 06/16/26 150,000 103.57 155
147
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 906,000 101.34 918
921
Pakistan Water and Power Development Authority 08/25/21 1,418,000 89.25 1,266
1,368
Paraguay Government International Bond 06/12/25 694,000 103.81 720
704
Park Blue CLO, Ltd. 01/23/26 750,000 100.00 750
749
Park-Ohio Industries, Inc. 01/29/26 296,000 102.86 304
309
Pebblebrook Hotel, LP / PEB Finance Corp. 01/29/26 151,000 102.07 154
153
Performance Food Group, Inc. 01/30/26 157,000 98.33 154
152
Pertamina Hulu Energi PT 05/14/25 1,657,000 100.75 1,674
1,644
Pertamina Persero PT 06/24/26 500,000 97.86 489
469
Perusahaan Penerbit SBSN Indonesia III 07/16/25 923,000 100.31 924
909
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.08 265
228
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/22/26 200,000 72.36 145
131
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/29/26 749,000 99.80 748
683
Petroleos de Venezuela SA 01/21/25 653,900 49.52 324
240
Petroleos de Venezuela SA 03/05/26 1,643,800 34.76 571
604
Petroleos de Venezuela SA 06/23/26 499,900 54.44 272
190
Petroleos de Venezuela SA 07/10/26 354,200 38.63 137
134
Petroleos del Peru SA 10/05/17 1,732,000 81.58 1,393
1,244
Petroleos del Peru SA 03/20/25 1,073,000 79.88 857
920
Petroleos Mexicanos 07/11/19 409,000 76.94 315
311
Petroleos Mexicanos 03/22/22 EUR 1,250,000 111.09 1,389
1,457
Petroleos Mexicanos 10/03/25 EUR 500,000 120.27 601
583
Petronas Capital, Ltd. 03/26/25 294,000 100.00 294
290
Phinia, Inc. 11/01/24 1,046,000 102.01 1,067
1,057
Pinewood Finco PLC 05/15/24 GBP 700,000 130.93 917
942
Planet Fitness Master Issuer LLC 12/05/25 199,500 100.00 200
198
Playtika Holding Corp. 05/12/25 196,000 91.92 180
178
PLT VII Finance SARL 05/30/24 EUR 196,000 108.30 212
232
PMT Loan Trust 10/03/25 362,373 99.50 361
354
PMT Loan Trust 01/08/26 938,747 99.50 934
900
PMT Loan Trust 01/15/26 889,119 100.12 890
868
PMT Loan Trust 01/22/26 1,277,611 99.19 1,267
1,225

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 171
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
PMT Loan Trust 02/04/26 1,907,169 100.17 1,910
1,867
PMT Loan Trust 02/19/26 1,404,886 100.20 1,408
1,372
PMT Loan Trust 06/16/26 988,983 99.44 983
967
Port of Spain Waterfront Development 12/19/25 626,267 100.25 628
647
Post Holdings, Inc. 03/12/26 461,000 99.63 459
450
PR RNO Property Owner 1 LLC 04/28/26 1,126,000 99.04 1,115
1,059
PRA Group Europe Holding II SARL 09/24/25 EUR 250,000 117.39 293
285
PRA Group, Inc. 11/09/21 894,000 96.01 858
847
PRA Group, Inc. 02/14/23 200,000 100.22 200
203
PRA Group, Inc. 01/29/26 364,000 100.30 365
375
Precision Drilling Corp. 01/30/26 320,000 101.09 323
321
Prime Security Services Borrower LLC / Prime Finance, Inc. 06/16/26 158,000 98.27 155
155
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. 01/06/26 273,000 98.07 268
265
Privatbank CJSC Via UK SPV Credit Finance PLC 01/22/16 1,577,000 61.49 970
5
PRM Trust 02/10/25 500,000 98.24 491
494
PRM Trust 06/16/25 250,000 98.52 246
249
PRM Trust 10/07/25 500,000 98.45 492
488
PROG Holdings, Inc. 11/10/21 1,102,000 99.80 1,100
1,077
ProGroup AG 09/10/25 EUR 500,000 119.24 596
588
Promigas SA ESP / Gases del Pacifico SAC 12/19/25 675,000 95.11 642
636
Prosus NV 12/02/20 142,000 103.87 147
135
PTC, Inc. 03/03/21 157,000 100.88 158
153
PTCM Re-REMIC Trust 04/17/26 750,000 67.51 506
495
PTCM Re-REMIC Trust 04/17/26 750,000 79.51 596
579
PTCM Re-REMIC Trust 06/03/26 600,000 80.83 485
485
PTCM Re-REMIC Trust 06/03/26 700,000 84.11 589
585
Quikrete Holdings, Inc. 12/19/25 567,000 103.82 589
574
Quikrete Holdings, Inc. 01/29/26 311,000 103.70 323
315
QXO Building Products, Inc. 04/23/25 881,000 102.31 901
900
QXO Building Products, Inc. 06/03/26 285,000 100.00 285
286
QXO Building Products, Inc. 06/03/26 285,000 100.00 285
285
Radiology Partners, Inc. 08/20/24 1,514,389 93.71 1,419
1,511
Radiology Partners, Inc. 06/26/25 1,569,000 102.29 1,605
1,649
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 97.72 624
639
Rain Carbon, Inc. 04/09/26 591,000 103.91 614
629
Rakuten Group, Inc. 12/19/25 686,000 110.15 756
745
RATE Mortgage Trust 06/10/26 1,742,634 99.94 1,742
1,741
RCKT Mortgage Trust 02/06/20 156,119 100.63 157
131
RCKT Mortgage Trust 03/11/21 123,409 101.47 125
98
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 101.92 275
267
Rede D'or Finance SARL 04/22/26 515,000 100.00 515
494
Reliance Industries, Ltd. 02/07/24 647,000 99.27 642
637
Renault SA 06/18/24 EUR 900,000 110.68 996
1,013
Reprise Financial Receivables Trust 2026-1 07/23/26 350,000 100.00 350
350
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 1,673,000 92.14 1,547
1,503
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 1,470,000 86.28 1,269
1,229
RFM Re-REMIC Trust 08/03/22 1,000,000 87.47 875
987
Risewell Homes, Inc. 07/08/25 299,000 101.87 305
305
Rithm Capital Corp. 12/19/25 772,000 101.89 787
777
Riyad Bank 05/07/26 200,000 98.53 197
195
Rocket Cos., Inc. 06/05/25 622,000 101.34 630
627
Rocket Cos., Inc. 06/05/25 613,000 101.85 624
617
Rocket Cos., Inc. 06/09/26 554,000 100.00 554
557
Rocket Cos., Inc. 06/09/26 369,000 100.00 369
373
Rockies Express Pipeline LLC 05/06/20 544,000 97.34 530
530
Rockies Express Pipeline LLC 02/02/22 237,000 99.20 235
238
Rockies Express Pipeline LLC 04/02/24 1,057,000 97.81 1,034
1,043
Rockies Express Pipeline LLC 01/29/26 197,000 109.14 215
207
Rogers Communications, Inc. 05/02/23 578,000 93.74 542
575
Roller Bearing Co. of America, Inc. 01/11/22 169,000 101.01 171
164
Romanian Government International Bond 06/05/25 786,000 66.20 520
511
Romanian Government International Bond 06/05/25 206,000 98.96 204
218
Romanian Government International Bond 04/28/26 508,000 79.35 403
403
Romanian Government International Bond 06/23/26 3,078,000 96.46 2,969
2,938
ROP Sukuk Trust 05/14/26 622,000 101.35 630
624
Russian Agricultural Bank OJSC Via RSHB Capital SA 06/14/17 475,000 100.00 475
119
Russian Agricultural Bank OJSC Via RSHB Capital SA 11/09/18 200,000 100.00 200
50
Russian Railways Via RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,046
—

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Sabal Issuer LLC 02/18/26 1,438,036 99.98 1,438
1,395
Sabal Trail Transmission LLC 03/17/25 643,000 99.41 639
637
SABIC Capital I BV 06/05/25 446,000 65.44 292
274
SABIC Capital II BV 10/15/25 149,000 100.86 150
147
Sable International Finance, Ltd. 12/19/25 783,000 101.57 795
773
Sabre Financial Borrower LLC 12/19/25 537,000 101.61 546
565
Sabre GLBL, Inc. 11/25/24 398,000 90.04 358
383
Sabre GLBL, Inc. 05/20/25 318,000 93.08 296
306
Sabre GLBL, Inc. 12/04/25 294,000 87.61 258
282
Sainsbury's Bank PLC 12/03/25 GBP 480,000 142.90 686
683
Santander UK Group Holdings PLC 01/07/25 584,000 92.65 541
517
Saudi Arabian Oil Co. 12/14/22 619,000 93.86 581
530
Saudi Arabian Oil Co. 01/29/26 731,000 95.61 699
647
Saudi Government International Bond 11/06/24 2,293,000 100.99 2,316
2,272
Saudi Government International Bond 06/16/25 200,000 83.92 168
163
Saudi Government International Bond 01/30/26 324,000 97.40 316
298
SCG Commercial Mortgage Trust 07/30/25 650,000 100.00 650
650
SCG Mortgage Trust 07/01/26 500,000 100.00 500
501
Schaeffler AG 03/24/26 EUR 300,000 113.24 340
343
SDAL Trust 04/17/25 250,000 99.76 249
251
Sealed Air Corp. 10/26/16 710,000 101.71 722
694
Seaspan Corp. Pte, Ltd. 07/09/21 886,000 93.53 829
860
Senegal Government International Bond 03/03/25 307,000 77.83 239
161
Senegal Government International Bond 06/29/26 200,000 54.45 109
107
Sequoia Mortgage Trust 09/17/19 35,542 101.51 36
33
Sequoia Mortgage Trust 10/08/19 41,840 101.14 42
36
Sequoia Mortgage Trust 11/14/19 623,764 102.51 639
548
Sequoia Mortgage Trust 06/22/22 431,355 85.34 368
344
Sequoia Mortgage Trust 01/10/25 119,445 99.38 119
120
Sequoia Mortgage Trust 10/08/25 383,923 100.84 387
383
Sequoia Mortgage Trust 01/09/26 926,362 97.67 905
862
Sequoia Mortgage Trust 02/18/26 1,875,887 99.13 1,860
1,790
Sequoia Mortgage Trust 06/04/26 1,769,964 99.00 1,752
1,737
Sequoia Mortgage Trust 06/17/26 986,928 97.69 964
947
Sequoia Mortgage Trust 06/17/26 986,928 98.88 976
981
Serbia Government International Bond 06/26/26 905,000 102.70 929
906
SES SA 01/30/26 EUR 450,000 115.40 519
501
SES SA 01/30/26 EUR 200,000 115.71 231
223
SES SA 01/30/26 EUR 300,000 118.48 355
342
SES SA 01/30/26 EUR 500,000 118.88 594
576
SES SA 01/30/26 EUR 400,000 119.38 478
460
SG Residential Mortgage Trust 02/12/26 2,355,548 100.00 2,355
2,315
SGL Carbon SE 11/08/24 EUR 200,000 105.30 211
229
Sherwood Financing PLC 08/15/25 EUR 400,000 117.73 471
470
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 05/08/25 EUR 100,000 112.26 112
113
Sibanye Stillwater UK Financing PLC 05/07/26 967,000 100.00 967
954
Sinclair Television Group, Inc. 01/29/25 557,000 101.93 568
574
Sinclair Television Group, Inc. 05/12/25 374,000 77.74 291
282
Sirius XM Radio LLC 09/24/24 477,000 91.06 434
431
Sixth Street CLO, Ltd. 03/11/26 1,050,000 100.00 1,050
1,055
SMB Private Education Loan Trust 01/22/26 963,927 101.58 979
955
Smithfield Foods, Inc. 12/02/25 131,000 93.06 122
119
Smithfield Foods, Inc. 01/29/26 613,000 101.43 622
614
Smyrna Ready Mix Concrete LLC 09/08/25 917,000 106.07 973
960
Societe Generale SA 11/03/25 630,000 100.86 635
627
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
547
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.97 1,000
900
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
489
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
263
Solaris Energy Infrastructure LLC 05/05/26 246,000 100.00 246
242
Somnigroup International, Inc. 08/05/25 154,000 93.84 145
140
Somnigroup International, Inc. 01/30/26 158,000 97.56 154
152
Sonic Capital LLC 01/15/20 517,458 100.00 517
515
Sonic Capital LLC 07/29/21 571,000 100.00 571
490
Sound Point CLO, Ltd. 11/07/25 800,000 100.00 800
789
South Africa Government International Bond 12/04/25 2,571,000 97.72 2,515
2,465
Sri Lanka Government International Bond 12/20/24 77,223 71.73 55
77
Sri Lanka Government International Bond 12/20/24 686,307 77.91 529
563

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 173
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Sri Lanka Government International Bond 12/20/24 700,511 80.76 572
707
Sri Lanka Government International Bond 02/02/26 99,640 98.08 98
96
Standard Chartered PLC 10/14/16 362,000 108.40 392
366
Staples, Inc. 04/19/21 255,185 101.19 258
202
Staples, Inc. 05/23/24 753,000 99.03 746
721
Station Casinos LLC 06/16/26 157,000 98.95 155
155
Stonebriar ABF Issuer LLC 11/14/25 629,000 101.66 639
655
Stonebriar ABF Issuer LLC 06/29/26 402,000 100.00 402
402
Stonex Escrow Issuer LLC 01/29/26 149,000 103.18 154
151
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 12/19/25 570,000 96.48 550
537
Summer BC Holdco B SARL 02/07/25 EUR 600,000 107.20 643
585
Summit Midstream Holdings LLC 12/19/25 112,000 102.19 114
116
SunCoke Energy, Inc. 10/10/25 308,000 94.68 292
294
Sunnova Helios II Issuer LLC 10/26/18 717,042 99.98 717
654
Sunnova Helios II Issuer LLC 10/26/18 491,168 99.98 491
458
Sunnova Helios IV Issuer LLC 06/15/20 285,213 99.99 285
246
Sunnova Sol II Issuer LLC 11/20/20 287,539 99.98 287
250
Sunnova Sol III Issuer LLC 06/11/21 649,987 99.96 650
518
Sunoco, LP 09/04/25 171,000 100.00 171
169
Sunoco, LP 09/04/25 785,000 100.16 786
769
Sunoco, LP 12/19/25 734,000 102.75 754
742
Sunoco, LP 01/29/26 549,000 100.15 550
549
Sunrise FinCo I BV 05/21/25 EUR 200,000 113.19 226
227
Sunrun Bacchus Issuer LLC 01/28/25 342,632 99.98 343
338
Sunrun Xanadu Issuer LLC 05/31/19 280,034 100.00 280
264
Superior Plus, LP / Superior General Partner, Inc. 01/30/26 158,000 98.15 155
152
SWCH Commercial Mortgage Trust 02/05/25 500,000 99.77 499
494
Sword Purchaser LLC 04/02/26 EUR 107,000 113.85 122
127
Symphony CLO, Ltd. 03/21/19 500,000 98.29 491
501
Talen Energy Supply LLC 01/29/26 453,000 100.70 456
444
Talen Energy Supply LLC 04/17/26 1,667,000 100.02 1,667
1,643
Talos Production, Inc. 12/19/25 315,000 104.51 329
332
Taylor Morrison Communities, Inc. 04/09/26 151,000 101.03 153
153
TC Ziraat Bankasi AS 01/15/25 599,000 102.43 614
615
TC Ziraat Bankasi AS 12/19/25 405,000 101.59 411
396
TCW CLO, Ltd. 10/01/25 800,000 100.00 800
801
TDC Net A/S 08/15/25 EUR 300,000 121.20 364
354
TDC Net A/S 12/19/25 EUR 700,000 117.27 821
804
Team Health Holdings, Inc. 11/04/24 1,122,862 106.41 1,195
1,146
Team Health Holdings, Inc. 07/23/25 1,312,000 100.90 1,324
1,311
Techem Verwaltungsgesellschaft 675 mbH 06/26/25 EUR 700,000 117.36 822
809
Telecommunications Co. Telekom Srbija AD Belgrade 01/15/25 1,332,000 100.15 1,334
1,326
Teleflex, Inc. 01/28/21 156,000 101.49 158
153
Telefonica Europe BV 03/01/23 EUR 200,000 102.66 205
242
Telefonica Europe BV 12/19/25 EUR 300,000 126.66 380
359
Telenet Finance Luxembourg Notes SARL 04/09/26 600,000 99.36 596
593
Teva Pharmaceutical Finance Netherlands II BV 10/25/23 EUR 800,000 102.70 822
883
Texas Eastern Transmission, LP 12/05/19 74,000 100.71 75
73
Textainer Marine Containers VII, Ltd. 01/22/26 510,000 94.18 480
479
Thor Industries, Inc. 01/30/26 160,000 96.78 155
151
Tierra Mojada Luxembourg II SARL 04/07/22 5 89.80 —
—
Topaz Solar Farms LLC 04/02/24 523,581 99.66 522
518
Trade and Development Bank of Mongolia LLC 08/07/25 467,000 98.71 461
470
Trafigura Securitisation Finance PLC 06/01/26 750,000 99.98 750
749
TransDigm, Inc. 01/29/26 150,000 101.93 153
150
TransDigm, Inc. 01/29/26 594,000 102.68 610
603
Transnet SOC, Ltd. 10/17/23 1,143,000 102.21 1,168
1,183
Transportadora de Gas Internacional SA ESP 09/08/25 628,000 101.53 638
628
Travelex Financing PLC 06/13/17 EUR 1,400,000 — 1,657
—
Travelex Issuerco 2 PLC 08/06/20 GBP 2,718,955 127.37 3,463
1,456
Trident TPI Holdings, Inc. 11/01/24 580,000 106.29 617
569
TriMas Corp. 01/30/26 796,000 97.09 773
762
Trinidad & Tobago Government International Bond 07/09/26 889,000 98.83 879
873
Trinidad Generation Unlimited 08/07/25 522,000 103.07 538
545
Triton Container Finance LLC 02/19/21 273,333 99.85 273
251
Turk Telekomunikasyon AS 12/19/25 1,051,000 101.72 1,069
1,033
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 100.63 400
410
Turkiye Varlik Fonu Yonetimi AS 12/19/25 955,000 104.85 1,001
954

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Turning Point Brands, Inc. 12/19/25 250,000 106.57 266
255
TVL Finance PLC 04/21/23 GBP 550,000 134.53 740
701
TXNM Energy, Inc. 01/29/26 610,000 101.02 616
613
Ueno Bank SA 03/03/26 400,000 98.84 395
364
UGI International LLC 04/30/26 EUR 183,000 110.76 203
200
UKG, Inc. 01/08/26 1,111,000 100.14 1,113
1,088
Ukraine Government International Bond 04/23/15 2,466,300 65.75 1,859
2,049
Ukraine Government International Bond 10/10/24 961,000 54.77 526
574
Ukraine Government International Bond 07/24/26 205,000 56.45 116
116
Unibail-Rodamco-Westfield 10/03/25 EUR 900,000 120.73 1,087
1,042
United Group BV 01/29/26 EUR 400,000 123.70 495
472
United Group BV 04/29/26 EUR 291,000 116.76 340
335
United Rentals North America, Inc. 03/17/25 629,000 102.11 642
637
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 11/06/24 443,000 92.00 408
437
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 12/03/25 437,000 98.72 431
446
Uniti Services LLC 09/25/25 1,050,000 101.38 1,065
1,074
Univision Communications, Inc. 04/08/26 163,000 100.00 163
158
Univision Communications, Inc. 06/16/26 154,000 100.60 155
153
Univision Communications, Inc. 06/16/26 153,000 101.27 155
153
Upbound Group, Inc. 07/30/25 1,985,000 98.92 1,963
1,973
US Foods, Inc. 03/17/26 148,000 102.07 151
151
US Foods, Inc. 03/17/26 153,000 98.97 151
151
UWM Mortgage Trust 05/27/21 668,864 100.44 672
533
Uzauto Motors AJ 12/22/25 1,119,000 101.41 1,141
1,133
Uzbekistan Government International Bond 06/02/25 300,000 87.66 263
276
Uzbekistan Government International Bond 03/05/26 200,000 107.07 214
211
Var Energi ASA 07/24/23 111,000 101.49 113
115
Var Energi ASA 04/22/26 EUR 230,000 116.16 267
263
Var Energi ASA 06/10/26 366,000 102.89 377
373
Velocity Commercial Capital LLC 03/12/26 149,000 101.46 151
153
Venezuela Government International Bond 07/30/24 1,422,400 19.83 282
652
Venezuela Government International Bond 03/02/26 1,281,000 42.58 545
591
Venture CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
1,006
Venture Global Calcasieu Pass LLC 07/29/21 269,000 100.00 269
249
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
225
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
413
Venture Global LNG, Inc. 10/29/25 353,000 106.51 376
376
Venture Global LNG, Inc. 06/01/26 448,000 100.15 449
439
Venture Global LNG, Inc. 06/01/26 448,000 100.17 449
436
Venture Global Plaquemines LNG LLC 06/30/25 823,000 103.01 848
862
Veolia Environnement SA 09/17/25 EUR 900,000 117.34 1,056
1,015
Verallia SA 03/31/26 EUR 600,000 110.33 662
659
Verallia SA 03/31/26 EUR 800,000 112.35 899
887
Verallia SA 03/31/26 EUR 400,000 113.09 452
451
Verde CLO, Ltd. 08/14/24 300,000 100.00 300
300
Verus Securitization Trust 02/08/21 1,000,000 99.98 1,000
710
Verus Securitization Trust 06/22/22 319,893 88.94 285
281
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 126,000 97.42 123
125
Virgin Media Finance PLC 07/31/25 1,070,000 90.31 955
658
Virgin Media O2 Vendor Financing Notes VII DAC 01/29/26 EUR 200,000 119.81 240
157
Viridien 03/11/25 572,000 103.56 582
597
Viridien 12/19/25 EUR 135,632 122.63 166
165
Vistra Operations Co. LLC 11/03/25 638,000 99.40 634
622
Vivion Investments SARL 04/08/26 EUR 700,000 112.17 785
775
VM Consolidated, Inc. 01/30/26 780,000 98.70 770
729
Vmed O2 UK Financing I PLC 06/22/21 GBP 600,000 128.74 772
662
Vmed O2 UK Financing I PLC 03/23/26 800,000 86.83 695
631
Vodafone Group PLC 02/03/21 EUR 750,000 94.94 712
821
Vodafone Group PLC 01/30/23 EUR 500,000 107.03 535
581
Vodafone Group PLC 12/19/25 EUR 500,000 117.56 588
559
Volkswagen International Finance NV 08/29/23 EUR 200,000 108.86 218
257
Volkswagen International Finance NV 12/12/25 EUR 700,000 122.99 861
811
VTB Bank OJSC Via VTB Capital SA 10/05/17 200,000 — 200
—
VTB Bank PJSC Via VTB Eurasia DAC 10/18/18 714,000 — 750
—
Watco Cos. LLC / Watco Finance Corp. 12/19/25 510,000 104.63 534
524
Wayfair LLC 10/21/24 313,000 101.07 316
322
Weatherford International, Ltd. 05/17/22 202,000 95.67 193
203
Wells Fargo Commercial Mortgage Trust 05/01/24 450,000 83.06 374
424

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 175
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Wells Fargo Mortgage Backed Securities Trust 02/14/20 15,874 100.69 16
13
Wells Fargo Mortgage Backed Securities Trust 08/10/20 137,878 102.69 142
115
Wells Fargo Mortgage Backed Securities Trust 09/17/20 174,834 102.05 178
151
Wells Fargo Mortgage Backed Securities Trust 03/12/21 603,642 101.22 611
481
Williams Scotsman, Inc. 01/28/21 188,000 101.17 190
186
Williams Scotsman, Inc. 01/29/26 149,000 103.30 154
152
Wilton RE, Ltd. 09/17/25 688,000 99.51 684
644
Wind River CLO, Ltd. 07/16/26 1,000,000 100.00 1,000
1,000
WMG Acquisition Corp. 10/15/25 668,000 96.62 645
636
Worldline SA 11/21/24 EUR 800,000 105.03 841
822
Worldline SA 06/03/25 EUR 700,000 107.91 730
711
Worldline SA 08/29/25 EUR 1,000,000 109.24 1,087
1,071
Wrangler Holdco Corp. 01/29/26 148,000 104.04 154
148
Wyndham Hotels & Resorts, Inc. 01/30/26 155,000 99.19 154
152
XPLR Infrastructure Operating Partners, LP 03/20/25 317,000 101.20 321
337
XPLR Infrastructure Operating Partners, LP 11/12/25 82,000 100.00 82
86
XPLR Infrastructure Operating Partners, LP 12/19/25 853,000 99.36 848
844
Yara International ASA 12/11/24 635,000 100.65 639
634
Yondr JK 1 LLC 06/23/26 479,000 100.21 480
456
YPF SA 08/15/18 135,450 100.40 136
138
YPF SA 01/28/21 49 27.87 —
—
YPF SA 03/08/23 149,000 93.68 140
150
YPF SA 01/23/24 387,000 96.86 375
403
YPF SA 12/19/25 581,400 105.98 616
617
Zaxbys Funding LLC 05/03/24 441,000 100.00 441
446
Zaxbys Funding LLC 05/13/24 712,500 88.69 632
679
Zayo Group Holdings, Inc. 10/28/24 135,369 89.52 121
133
Zayo Group Holdings, Inc. 11/26/24 384,023 96.73 371
384
Zegona Finance PLC 06/25/26 EUR 490,000 113.73 557
561
ZF Europe Finance BV 09/06/23 EUR 300,000 111.44 334
357
ZF Europe Finance BV 12/20/24 EUR 900,000 111.43 1,003
1,024
ZF Europe Finance BV 04/22/25 EUR 800,000 106.58 853
886
ZF Europe Finance BV 06/04/25 EUR 100,000 114.14 114
123
ZF Europe Finance BV 04/15/26 EUR 100,000 115.17 115 114
566,854
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 48 AUD 5,190 09/26
(7)
Euro-Bobl Futures 83 EUR 9,449 09/26
(77)
Long Gilt Futures 66 GBP 5,708 09/26
(126)
United States 2 Year Treasury Note Futures 224 USD 46,057 09/26
(33)
United States 5 Year Treasury Note Futures 332 USD 35,185 09/26
(237)
United States 10 Year Treasury Note Futures 118 USD 12,744 09/26
(177)
United States 10 Year Ultra Treasury Note Futures 136 USD 14,920 09/26
(272)
United States Treasury Long Bond Futures 70 USD 7,582 09/26
(222)
United States Treasury Ultra Bond Futures 58 USD 6,362 09/26 (182)
Short Positions
Euro-Bund Futures 77 EUR 9,576 09/26
120
Japanese 10 Year Government Bond Futures 18 JPY 2,287,260 09/26
54
United States 2 Year Treasury Note Futures 265 USD 54,487 09/26
161
United States 5 Year Treasury Note Futures 11 USD 1,166 09/26
8
United States 10 Year Treasury Note Futures 67 USD 7,236 09/26
71
United States 10 Year Ultra Treasury Note Futures 102 USD 11,190 09/26
144
United States Treasury Long Bond Futures 82 USD 8,882 09/26
215

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States Treasury Ultra Bond Futures 38 USD 4,168 09/26 174
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (386)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 201 EUR 175 08/04/26 1
Bank of America USD 47 EUR 41 09/16/26 —
Bank of America USD 6,245 EUR 5,460 09/16/26 62
Bank of America USD 1,937 GBP 1,453 08/13/26 22
Bank of America USD 509 GBP 385 09/16/26 10
Bank of America USD — THB 1 08/13/26 —
Bank of America USD 37 TRY 1,787 08/13/26 —
Bank of America USD 2,799 TRY 134,855 08/13/26 16
Bank of America EUR 175 USD 201 08/28/26 (1)
Bank of America EUR 30 USD 34 09/16/26 (1)
Bank of America EUR 42 USD 48 09/16/26 —
Bank of America HKD 9,360 USD 1,195 08/13/26 1
Bank of America HUF 7,425 USD 24 08/13/26 —
Bank of America HUF 531,155 USD 1,701 08/13/26 23
Bank of America MXN 8,986 USD 511 08/13/26 (8)
Bank of America SGD 1,547 USD 1,198 08/13/26 (8)
Bank of America THB 39,819 USD 1,204 08/13/26 10
Bank of America ZAR 28,103 USD 1,712 08/13/26 12
Bank of New York CHF 5,870 USD 7,339 08/13/26 71
Citigroup USD 2,862 INR 273,665 08/13/26 5
Citigroup COP 1,760,143 USD 521 08/13/26 (35)
Citigroup EUR 7,796 USD 9,053 09/16/26 48
Citigroup GBP 593 USD 794 09/16/26 (5)
Citigroup PEN 5,819 USD 1,705 08/13/26 (7)
Commonwealth Bank of Australia AUD 1,852 USD 1,283 08/13/26 (19)
Commonwealth Bank of Australia NOK 41,755 USD 4,365 08/13/26 (40)
Credit Agricole CAD 256 USD 182 08/28/26 (1)
Credit Agricole EUR 30,977 USD 35,264 08/28/26 (490)
Credit Agricole GBP 8,417 USD 11,210 08/28/26 (133)
HSBC USD 3,221 EUR 2,811 08/13/26 21
HSBC USD 53 EUR 47 09/16/26 —
HSBC EUR 55 USD 64 09/16/26 1
HSBC EUR 7,796 USD 9,052 09/16/26 47
HSBC GBP 593 USD 795 09/16/26 (4)
JPMorgan Chase USD 2,975 NOK 29,429 08/13/26 130
JPMorgan Chase SEK 28,989 USD 2,992 08/13/26 (54)
Royal Bank of Canada EUR 7,796 USD 9,043 09/16/26 38
Royal Bank of Canada GBP 593 USD 794 09/16/26 (5)
Royal Bank of Canada JPY 482,497 USD 3,004 08/13/26 (30)
Standard Chartered EUR 7,796 USD 9,052 09/16/26 47
Standard Chartered GBP 593 USD 795 09/16/26 (4)
State Street USD 1,185 BRL 6,196 08/13/26 35

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 177
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 39 COP 123,291 08/13/26 —
State Street USD 12 EUR 10 08/03/26 —
State Street USD 46 EUR 40 09/16/26 —
State Street USD 63 EUR 55 09/16/26 —
State Street USD 128 EUR 112 09/16/26 2
State Street USD 227 EUR 196 09/16/26 —
State Street USD 25 GBP 19 09/16/26 —
State Street USD 6 HKD 48 08/13/26 —
State Street USD 4 IDR 77,106 08/13/26 —
State Street USD 29 INR 2,785 08/13/26 —
State Street USD 1,708 KRW 2,631,271 08/13/26 115
State Street USD 6 MXN 111 08/13/26 —
State Street USD 518 MYR 2,107 08/13/26 (3)
State Street USD 13 PEN 45 08/13/26 —
State Street USD 13 SEK 123 08/13/26 —
State Street USD 9 SGD 12 08/13/26 —
State Street USD 1,684 TWD 54,533 08/13/26 7
State Street BRL 118 USD 23 08/13/26 —
State Street CHF 31 USD 38 08/13/26 —
State Street EUR 17 USD 20 08/13/26 —
State Street EUR 22 USD 25 09/16/26 —
State Street EUR 25 USD 29 09/16/26 —
State Street EUR 26 USD 30 09/16/26 —
State Street EUR 30 USD 34 09/16/26 —
State Street EUR 32 USD 36 09/16/26 (1)
State Street EUR 32 USD 37 09/16/26 —
State Street EUR 84 USD 98 09/16/26 1
State Street EUR 7,796 USD 9,045 09/16/26 40
State Street GBP 921 USD 1,237 08/13/26 (5)
State Street GBP 15 USD 20 09/16/26 —
State Street GBP 15 USD 20 09/16/26 —
State Street GBP 63 USD 84 09/16/26 —
State Street GBP 593 USD 794 09/16/26 (5)
State Street JPY 4,014 USD 25 08/13/26 —
State Street KRW 2,631,271 USD 1,840 08/13/26 17
State Street MYR 24 USD 6 08/13/26 —
State Street NZD 206 USD 121 08/13/26 (1)
State Street ZAR 306 USD 19 08/13/26 —
UBS USD 1,692 IDR 30,560,873 08/13/26 2
UBS TWD 38,027 USD 1,189 08/13/26 10
Westpac USD 4,281 AUD 6,113 08/13/26 20
Westpac USD 4,312 NZD 7,545 08/13/26 134
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 88

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 18,806 $ —
$ —
$ 18,806
Corporate Bonds and Notes — 273,449 —
—
273,449
International Debt — 271,027 —
—
271,027
Mortgage-Backed Securities — 115,532 —
—
115,532
Non-US Bonds — 80,392 —
—
80,392
Common Stocks
Consumer Discretionary — — —
—
—
Energy — — 182
—
182
Financial Services — — —
—
—
Materials and Processing — — 5,354
—
5,354
Preferred Stocks — 59 — — 59
Warrants and Rights — — — — —
Short-Term Investments — — — 66,003 66,003
Total Investments
— 759,265 5,536 66,003 830,804
Other Financial Instruments
Assets
Futures Contracts 947 — — — 947
Foreign Currency Exchange Contracts 1 947 — — 948
Liabilities
Futures Contracts (1,333) — — — (1,333)
Foreign Currency Exchange Contracts — (860) — — (860)
Total Other Financial Instruments
*
$ (385) $ 87 $ — $ — $ (298)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
2,208 0 .3
Argentina ............................................................................................
4,892 0 .6
Australia .............................................................................................
152 — **
Azerbaijan ..........................................................................................
323 — **

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 179
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bahrain ...............................................................................................
6,174 0 .7
Belarus ...............................................................................................
493 0 .1
Belgium ..............................................................................................
1,305 0 .1
Benin ..................................................................................................
414 — **
Bermuda .............................................................................................
251 — **
Bolivia, Plurinational State of ............................................................
518 0 .1
Brazil ..................................................................................................
8,145 1 .0
Canada ................................................................................................
18,411 2 .2
Cayman Islands ..................................................................................
18,658 2 .2
Chile ...................................................................................................
7,302 0 .9
China ..................................................................................................
3,541 0 .4
Colombia ............................................................................................
8,190 1 .0
Costa Rica ..........................................................................................
2,612 0 .3
Czech Republic ..................................................................................
2,385 0 .3
Denmark .............................................................................................
3,930 0 .5
Dominican Republic ..........................................................................
3,901 0 .5
Ecuador ..............................................................................................
3,326 0 .4
Egypt ..................................................................................................
4,716 0 .6
El Salvador .........................................................................................
2,681 0 .3
Finland ...............................................................................................
2,473 0 .3
France .................................................................................................
21,716 2 .6
Gabon .................................................................................................
352 — **
Georgia ...............................................................................................
1,109 0 .1
Germany .............................................................................................
13,440 1 .6
Ghana .................................................................................................
1,057 0 .1
Greece ................................................................................................
453 — **
Guatemala ..........................................................................................
1,524 0 .2
Honduras ............................................................................................
668 0 .1
Hong Kong .........................................................................................
860 0 .1
Hungary ..............................................................................................
3,507 0 .4
India ...................................................................................................
2,544 0 .3
Indonesia ............................................................................................
7,758 0 .9
Ireland ................................................................................................
4,020 0 .5
Israel ...................................................................................................
883 0 .1
Italy ....................................................................................................
12,021 1 .4
Ivory Coast .........................................................................................
1,345 0 .2
Jamaica ...............................................................................................
1,142 0 .1
Japan ..................................................................................................
3,848 0 .4
Jersey ..................................................................................................
1,100 0 .1
Jordan .................................................................................................
987 0 .1
Kazakhstan .........................................................................................
3,293 0 .4
Kenya .................................................................................................
1,397 0 .2
Kuwait ................................................................................................
2,185 0 .3
Kyrgyzstan .........................................................................................
1,083 0 .1
Lebanon ..............................................................................................
734 0 .1
Luxembourg .......................................................................................
5,666 0 .7

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Malaysia .............................................................................................
3,036 0 .4
Mexico ...............................................................................................
16,743 2 .0
Mongolia ............................................................................................
879 0 .1
Morocco .............................................................................................
2,307 0 .3
Netherlands ........................................................................................
918 0 .1
Nigeria ................................................................................................
3,472 0 .4
Norway ...............................................................................................
921 0 .1
Oman ..................................................................................................
5,400 0 .6
Pakistan ..............................................................................................
2,289 0 .3
Panama ...............................................................................................
7,543 0 .9
Paraguay .............................................................................................
1,068 0 .1
Peru ....................................................................................................
5,226 0 .6
Philippines ..........................................................................................
3,873 0 .5
Poland ................................................................................................
3,685 0 .4
Portugal ..............................................................................................
787 0 .1
Puerto Rico .........................................................................................
191 — **
Qatar ...................................................................................................
68 — **
Romania .............................................................................................
4,069 0 .5
Russia .................................................................................................
848 0 .1
Saudi Arabia .......................................................................................
9,647 1 .1
Senegal ...............................................................................................
268 — **
Serbia .................................................................................................
2,231 0 .3
Singapore ...........................................................................................
1,061 0 .1
Slovenia ..............................................................................................
807 0 .1
South Africa .......................................................................................
6,063 0 .7
South Korea .......................................................................................
143 — **
Spain ..................................................................................................
2,100 0 .2
Sri Lanka ............................................................................................
1,443 0 .2
Sweden ...............................................................................................
1,052 0 .1
Switzerland ........................................................................................
2,219 0 .3
Trinidad and Tobago ..........................................................................
2,270 0 .3
Turkey ................................................................................................
8,509 1 .0
Ukraine ...............................................................................................
4,478 0 .5
United Arab Emirates .........................................................................
841 0 .1
United Kingdom .................................................................................
25,119 3 .0
United States ......................................................................................
486,046 57 .4
Uruguay ..............................................................................................
2,824 0 .3
Uzbekistan ..........................................................................................
2,665 0 .3
Venezuela, Bolivarian Republic of ....................................................
2,411 0 .3
Zambia ...............................................................................................
3,591 0 .4
Total Investments ............................................................................... 830,804 98 .1
** Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 181
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 41,268 $ 931,878 $ 907,132 $ (12) $ 1 $ 66,003 $ 2,463 $ —

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 94.7%
Asset-Backed Securities - 0.1%
Oklahoma Development Finance
Authority Revenue Bonds
Series 2022-OGE Class A2
4.851% due 02/01/45 230 220
Series 2022-PSO Class A2
4.623% due 06/01/44 215 202
422
Municipal Bonds - 12.4%
Alameda County Joint Powers
Authority Revenue Bonds
7.046% due 12/01/44 205 222
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 220 256
6.449% due 02/15/44 285 291
8.084% due 02/15/50 435 524
Bay Area Toll Authority Revenue
Bonds
6.263% due 04/01/49 860 870
7.043% due 04/01/50 434 476
6.907% due 10/01/50 285 307
3.126% due 04/01/55 270 171
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 215 197
4.353% due 06/01/41 260 231
California Regents University Medical
Center Pooled Revenue Bonds
6.548% due 05/15/48 340 348
6.583% due 05/15/49 240 246
3.006% due 05/15/50 350 217
4.563% due 05/15/53 510 415
3.256% due 05/15/60 630 379
3.706% due 05/15/20 175 104
California State University Revenue
Bonds
3.899% due 11/01/47 200 159
2.897% due 11/01/51 165 111
2.975% due 11/01/51 360 231
2.719% due 11/01/52 130 81
2.939% due 11/01/52 285 182
5.183% due 11/01/53 250 228
Central Puget Sound Regional Transit
Authority Revenue Bonds
5.491% due 11/01/39 195 192
Charlotte-Mecklenburg Hospital
Authority (The) Revenue Bonds
3.204% due 01/15/51 195 125
Chicago O'Hare International Airport
Revenue Bonds
6.395% due 01/01/40 455 481
4.472% due 01/01/49 60 50
4.572% due 01/01/54 115 94
Chicago Transit Authority Sales and
Transfer Tax Receipts Revenue
Bonds
6.899% due 12/01/40 953 1,040
Chicago Transit Authority Sales Tax
Receipts Fund Revenue Bonds
6.200% due 12/01/40 271 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
City of Houston General Obligation
Limited
3.961% due 03/01/47 460 383
City of Los Angeles Department of
Airports Customer Facility Charge
Revenue Bonds
4.242% due 05/15/48 (µ) 235 196
City of New York General Obligation
Unlimited
4.610% due 09/01/37 75 70
5.517% due 10/01/37 185 183
6.271% due 12/01/37 265 274
5.264% due 10/01/44 190 179
6.291% due 02/01/45 155 159
5.559% due 10/01/45 240 231
5.650% due 02/01/46 225 216
5.094% due 10/01/49 205 184
5.372% due 10/01/51 355 325
5.796% due 02/01/52 515 497
5.263% due 10/01/52 330 297
5.828% due 10/01/53 435 424
5.114% due 10/01/54 265 233
5.935% due 02/01/55 330 325
6.385% due 02/01/55 430 437
5.392% due 10/01/55 310 281
City of Riverside Revenue Bonds
3.857% due 06/01/45 200 174
City of San Antonio Electric and Gas
Systems Revenue Bonds
5.808% due 02/01/41 280 281
4.427% due 02/01/42 110 103
5.469% due 02/01/45 335 324
5.569% due 02/01/50 600 573
City of San Francisco Public Utilities
Commission Water Revenue Bonds
6.950% due 11/01/50 240 259
City of Tucson Certificate of
Participation
2.856% due 07/01/47 (µ) 175 123
Commonwealth Financing Authority
Revenue Bonds
3.864% due 06/01/38 310 280
4.144% due 06/01/38 425 388
2.991% due 06/01/42 135 100
Commonwealth of Massachusetts
General Obligation Limited
5.456% due 12/01/39 380 377
2.900% due 09/01/49 430 280
Commonwealth of Massachusetts
Transportation Fund Revenue Bonds
5.731% due 06/01/40 265 267
County of Broward Airport System
Revenue Bonds
3.477% due 10/01/43 240 196
County of Clark Department of
Aviation Revenue Bonds
6.820% due 07/01/45 295 315
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 320 283
County of Miami-Dade Seaport
Department Revenue Bonds
6.224% due 11/01/55 220 223

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
County of Miami-Dade Transit System
Revenue Bonds
2.600% due 07/01/42 235 177
County of Riverside Revenue Bonds
3.818% due 02/15/38 190 176
Dallas Area Rapid Transit Revenue
Bonds
5.999% due 12/01/44 355 352
2.613% due 12/01/48 320 209
5.022% due 12/01/48 150 133
Dallas Convention Center Hotel
Development Corp. Revenue Bonds
7.088% due 01/01/42 245 264
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 225 221
Dallas Fort Worth International Airport
Revenue Bonds
2.994% due 11/01/38 145 122
3.089% due 11/01/40 245 192
3.144% due 11/01/45 240 175
2.843% due 11/01/46 315 219
2.919% due 11/01/50 365 243
4.087% due 11/01/51 60 47
4.507% due 11/01/51 550 455
District of Columbia Water and Sewer
Authority Revenue Bonds
4.814% due 10/01/14 225 176
Empire State Development Corp.
Revenue Bonds
5.770% due 03/15/39 240 243
Foothill-Eastern Transportation
Corridor Agency Revenue Bonds
4.094% due 01/15/49 250 196
3.924% due 01/15/53 (µ) 250 186
Georgia Municipal Electric Authority
Revenue Bonds
6.637% due 04/01/57 752 780
6.655% due 04/01/57 551 572
7.055% due 04/01/57 267 287
Golden State Tobacco Securitization
Corp. Revenue Bonds
3.115% due 06/01/38 290 237
3.714% due 06/01/41 265 201
4.214% due 06/01/50 320 217
Grand Parkway Transportation Corp.
Revenue Bonds
5.184% due 10/01/42 125 121
3.236% due 10/01/52 820 542
Idaho Energy Resources Authority
Revenue Bonds
2.861% due 09/01/46 205 137
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 305 213
JobsOhio Beverage System Revenue
Bonds
2.833% due 01/01/38 210 173
Kansas Development Finance Authority
Revenue Bonds
4.927% due 04/15/45 270 247
2.774% due 05/01/51 (µ) 190 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 435 457
Los Angeles County Public Works
Financing Authority Revenue Bonds
7.618% due 08/01/40 195 223
Los Angeles Department of Water and
Power Revenue Bonds
6.574% due 07/01/45 460 473
6.603% due 07/01/50 255 264
Louisiana Local Government
Environmental Facilities and
Community Development Authority
Revenue Bonds
4.475% due 08/01/39 506 478
5.198% due 12/01/39 565 562
Louisville and Jefferson County
Metropolitan Sewer District
Revenue Bonds
6.250% due 05/15/43 220 222
Maryland Economic Development
Corp. Revenue Bonds
5.433% due 05/31/56 310 289
5.942% due 05/31/57 230 225
Maryland Health and Higher
Educational Facilities Authority
Revenue Bonds
3.052% due 07/01/40 270 203
3.197% due 07/01/50 135 88
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 290 289
Metropolitan Government of Nashville
and Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 195 202
Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds
7.336% due 11/15/39 430 484
Metropolitan Transportation Authority
Revenue Bonds
6.668% due 11/15/39 240 253
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Bonds
7.462% due 10/01/46 265 300
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 405 404
Michigan Finance Authority Revenue
Bonds
3.384% due 12/01/40 355 290
Michigan State University Revenue
Bonds
4.496% due 08/15/48 210 185
4.165% due 08/15/22 335 229
Michigan Strategic Fund Revenue
Bonds
3.225% due 09/01/47 195 143
Missouri State Health and Educational
Facilities Authority Revenue Bonds
3.229% due 05/15/50 285 191
3.652% due 08/15/57 250 173

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 345 369
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 904 1,028
7.102% due 01/01/41 1,220 1,359
New York and New Jersey Port
Authority Revenue Bonds
5.647% due 11/01/40 545 558
4.960% due 08/01/46 385 351
5.310% due 08/01/46 235 221
4.031% due 09/01/48 175 138
3.139% due 02/15/51 310 216
4.926% due 10/01/51 695 613
5.072% due 07/15/53 295 267
4.229% due 10/15/57 185 144
3.175% due 07/15/60 110 67
4.458% due 10/01/62 1,300 1,045
4.810% due 10/15/65 435 372
3.287% due 08/01/69 345 210
New York City Municipal Water
Finance Authority Revenue Bonds
5.724% due 06/15/42 165 158
5.952% due 06/15/42 245 241
6.011% due 06/15/42 350 346
5.440% due 06/15/43 345 326
5.882% due 06/15/44 200 194
New York State Dormitory Authority
Revenue Bonds
5.628% due 03/15/39 195 195
4.946% due 08/01/48 (µ) 255 217
5.832% due 07/01/55 300 300
North Texas Tollway Authority
Revenue Bonds
6.718% due 01/01/49 550 582
Ohio State University (The) Revenue
Bonds
4.800% due 06/01/11 325 258
Ohio Turnpike and Infrastructure
Commission Revenue Bonds
3.216% due 02/15/48 230 161
Oklahoma Development Finance
Authority Revenue Bonds
4.380% due 11/01/45 330 306
5.087% due 02/01/52 215 196
4.714% due 05/01/52 335 297
Oregon State University Revenue
Bonds
3.424% due 03/01/60 (µ) 190 124
Pennsylvania Economic Development
Financing Authority Revenue Bonds
5.689% due 06/01/54 195 188
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 235 174
2.840% due 09/01/50 175 113
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 225 216
Permanent University Fund - Texas
A&M University System Revenue
Bonds
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.660% due 07/01/47 165 131
3.100% due 07/01/49 255 185
Permanent University Fund -
University of Texas System Revenue
Bonds
3.376% due 07/01/47 225 162
Port of Morrow Revenue Bonds
2.543% due 09/01/40 245 183
Regents University Board of Texas
System Revenue Bonds
4.794% due 08/15/46 280 261
3.354% due 08/15/47 185 131
2.439% due 08/15/49 220 127
Regional Transportation District Sales
Tax Revenue Bonds
5.844% due 11/01/50 195 188
Rutgers The State University of New
Jersey Revenue Bonds
5.665% due 05/01/40 210 208
3.270% due 05/01/43 190 150
3.915% due 05/01/19 245 152
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 340 272
3.587% due 01/01/43 155 130
3.820% due 01/01/48 180 137
4.787% due 01/01/48 205 179
Salt River Project Agricultural
Improvement and Power District
Revenue Bonds
4.839% due 01/01/41 325 304
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 210 204
San Diego County Water Authority
Revenue Bonds
6.138% due 05/01/49 350 355
San Joaquin Hills Transportation
Corridor Agency Revenue Bonds
3.492% due 01/15/50 (µ) 305 222
South Carolina Public Service
Authority Revenue Bonds
6.454% due 01/01/50 250 254
State of California General Obligation
Unlimited
5.125% due 03/01/38 295 288
4.600% due 04/01/38 (ae) 380 381
7.550% due 04/01/39 1,980 2,280
7.300% due 10/01/39 1,155 1,286
7.350% due 11/01/39 595 665
7.625% due 03/01/40 810 931
7.600% due 11/01/40 1,385 1,616
5.875% due 10/01/41 335 342
5.200% due 03/01/43 275 261
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 708 702
4.681% due 04/01/40 200 188
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.169% due 04/01/41 1,140 1,129

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 590 453
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 275 187
United Nations Development Corp.
Revenue Bonds
6.536% due 08/01/55 205 212
University of California Revenue
Bonds
3.071% due 05/15/51 450 280
4.858% due 05/15/12 505 396
4.767% due 05/15/15 300 232
University of Michigan Revenue Bonds
2.437% due 04/01/40 410 298
3.599% due 04/01/47 95 77
2.562% due 04/01/50 190 112
3.504% due 04/01/52 482 334
4.454% due 04/01/22 780 579
University of Minnesota Revenue
Bonds
4.048% due 04/01/52 350 267
University of Nebraska Facilities Corp.
(The) Revenue Bonds
3.037% due 10/01/49 215 148
University of Pittsburgh of the
Commonwealth System of Higher
Education Tax Revenue Bonds
3.555% due 09/15/19 255 150
University of Virginia Revenue Bonds
2.256% due 09/01/50 280 153
2.584% due 11/01/51 320 184
4.179% due 09/01/17 180 126
3.227% due 09/01/19 240 129
62,083
United States Government Agencies - 15.6%
Federal Farm Credit Bank Funding
Corp.
5.150% due 02/17/39 2,598 2,532
2.750% due 03/07/39 485 371
1.950% due 08/13/40 596 396
5.240% due 01/14/41 111 105
5.150% due 03/04/41 2,987 2,820
4.950% due 03/11/41 2,582 2,418
3.700% due 03/24/42 539 425
5.540% due 09/18/45 2,550 2,473
5.470% due 10/16/45 1,164 1,112
5.370% due 10/23/45 480 453
5.375% due 11/03/45 472 443
5.150% due 01/29/46 500 459
Federal Home Loan Bank
5.500% due 07/15/36 4,615 4,866
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 207 226
5.251% due 09/15/36 (ž) 2,219 1,322
5.237% due 11/15/38 (ž) 5,582 2,981
5.300% due 11/15/38 (ž) 8,152 4,321
2.220% due 07/13/40 1,110 760
Federal National Mortgage Association
5.625% due 07/15/37 8,656 9,214
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.210% due 08/06/38 3,588 3,987
Tennessee Valley Authority
5.880% due 04/01/36 1,153 1,244
6.150% due 01/15/38 6,335 6,932
5.500% due 06/15/38 3,544 3,706
5.250% due 09/15/39 17,313 17,540
3.500% due 12/15/42 8,652 6,928
78,034
United States Government Treasuries - 66.6%
United States Treasury Notes
4.750% due 02/15/37 7,824 7,857
5.000% due 05/15/37 10,075 10,325
4.375% due 02/15/38 10,599 10,245
4.500% due 05/15/38 12,038 11,733
3.500% due 02/15/39 12,231 10,691
4.250% due 05/15/39 18,259 17,141
4.500% due 08/15/39 19,551 18,732
4.375% due 11/15/39 20,988 19,798
4.625% due 02/15/40 21,160 20,433
1.125% due 05/15/40 26,064 15,903
4.375% due 05/15/40 20,469 19,199
1.125% due 08/15/40 35,555 21,466
3.875% due 08/15/40 20,354 18,004
1.375% due 11/15/40 39,235 24,430
4.250% due 11/15/40 20,200 18,565
1.875% due 02/15/41 38,866 25,992
4.750% due 02/15/41 20,271 19,628
2.250% due 05/15/41 35,553 24,970
4.375% due 05/15/41 19,784 18,334
333,446
Total Long-Term Fixed
Income Investments
(cost $495,081) 473,985
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 18,876,598 (∞) 18,873
Total Short-Term Investments
(cost $18,872) 18,873
Total Investments - 98.5%
(identified cost $513,953) 492,858
Other Assets and Liabilities,
Net - 1.5%
7,458
Net Assets - 100.0%
500,316

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Long Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
United States 10 Year Ultra Treasury Note Futures 412 USD 45,198 09/26
(764)
United States Treasury Long Bond Futures 302 USD 32,710 09/26 (1,055)
Short Positions
United States 5 Year Treasury Note Futures 1 USD 106 09/26
1
United States 10 Year Treasury Note Futures 229 USD 24,732 09/26
346
United States Treasury Long Bond Futures 2 USD 217 09/26
—
United States Treasury Ultra Bond Futures 133 USD 14,588 09/26 447
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,025)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 422 $ —
$ —
$ 422
Municipal Bonds — 62,083 —
—
62,083
United States Government Agencies — 78,034 —
—
78,034
United States Government Treasuries — 333,446 —
—
333,446
Short-Term Investments — — — 18,873 18,873
Total Investments
— 473,985 — 18,873 492,858
Other Financial Instruments
Assets
Futures Contracts 794 — — — 794
Liabilities
Futures Contracts (1,819) — — — (1,819)
Total Other Financial Instruments
*
$ (1,025) $ — $ — $ — $ (1,025)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 187
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
United States ......................................................................................
492,858 98 .5
Total Investments ............................................................................... 492,858 98 .5
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 11,698 $ 101,162 $ 93,988 $ 1 $ — $ 18,873 $ 574 $ —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 84.6%
Asset-Backed Securities - 5.5%
BRAVO Residential Funding Trust
Series 2024-CES1 Class A1A
6.377% due 04/25/54 (~)(Ê)(Þ) 514 516
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 1,973 1,971
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 5,637 5,642
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 1,684 1,676
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 2,583 2,565
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.244% due 04/25/47 (~)(Ê) 6,341 6,094
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 2,537 2,535
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 724 748
Series 2023-HE3 Class A
6.436% due 11/25/53 (~)(Ê)(Þ) 767 776
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 3,429 3,468
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,134 1,151
Series 2024-HE3 Class A
5.937% due 07/25/54 (~)(Ê)(Þ) 2,564 2,581
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,886 1,874
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 2,550 2,553
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 1,804 1,807
Series 2025-HE1 Class A
5.829% due 01/25/55 (~)(Ê)(Þ) 895 896
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 3,357 3,356
Series 2025-HE6 Class A
5.044% due 09/25/55 (~)(Ê)(Þ) 1,751 1,721
Series 2025-PF1 Class A
5.758% due 06/25/55 (~)(Ê)(Þ) 1,222 1,222
GBX Leasing LLC
Series 2026-1A Class A
5.130% due 02/20/56 (Þ) 3,781 3,656
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.758% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 1,125 1,095
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 39 54
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 4 4
JPMorgan Mortgage Trust
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 848 850
Series 2024-HE2 Class A1
4.821% due 10/20/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 785 786
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 1,537 1,539
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 3,375 3,376
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 1,677 1,665
Series 2025-HE1 Class M1
5.021% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 5,160 5,157
Series 2025-HE2 Class A1
4.871% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 4,642 4,650
Series 2026-CES1 Class A1A
4.909% due 06/25/56 (~)(Ê)(Þ) 6,196 6,116
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 5 5
OBX Trust
Series 2026-HE1 Class A1A
4.966% due 02/25/56 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 10,842 10,847
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 767 751
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 403 402
Series 2023-CES2 Class M1
7.361% due 09/25/43 (~)(Ê)(Þ) 5,513 5,506
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,386 1,389
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,945 1,950
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 1,199 1,201
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,607 1,603
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 5,213 5,217
Series 2025-CES1 Class A3

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.163% due 01/25/45 (~)(Ê)(Þ) 998 1,000
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 5,272 5,270
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 2,086 2,123
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 1,365 1,382
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 1,398 1,407
Series 2024-CES1 Class A1
6.306% due 03/25/54 (~)(Ê)(Þ) 3,059 3,079
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 4,380 4,409
Series 2025-LOC4 Class A1A
5.366% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 4,702 4,727
Towd Point Mortgage Trust
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 1,382 1,383
Series 2023-CES2 Class M1
8.080% due 10/25/63 (~)(Ê)(Þ) 3,644 3,651
129,402
Corporate Bonds and Notes - 25.7%
Consumer Discretionary - 3.6%
Alaska Airlines, Inc.
6.500% due 06/01/31 (Þ) 1,980 1,968
Amazon.com, Inc.
5.800% due 03/13/56 1,250 1,151
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2016-1 Class AA
3.575% due 07/15/29 1,378 1,351
Series 2017-1 Class AA
3.650% due 08/15/30 6,555 6,393
Series 2021-1 Class A
2.875% due 01/11/36 2,206 1,953
Series 2025-1 Class A
4.900% due 11/11/39 6,500 6,192
AppLovin Corp.
5.125% due 12/01/29 2,219 2,223
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 1,170 834
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 768 779
Bath & Body Works, Inc.
6.950% due 03/01/33 420 418
7.600% due 07/15/37 65 64
Best Buy Co., Inc.
1.950% due 10/01/30 1,140 1,010
BorgWarner, Inc.
5.400% due 08/15/34 610 606
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carnival Corp., Ltd.
4.000% due 08/01/28 (Þ) 1,890 1,851
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.750% due 02/15/28 830 812
4.200% due 03/15/28 1,120 1,103
3.700% due 04/01/51 635 373
5.250% due 04/01/53 1,120 815
Choice Hotels International, Inc.
3.700% due 12/01/29 1,938 1,858
Comcast Corp.
4.049% due 11/01/52 2,392 1,583
2.937% due 11/01/56 1,695 855
Cummins, Inc.
5.450% due 02/20/54 1,365 1,269
Darden Restaurants, Inc.
4.550% due 02/15/48 391 308
Discovery Global Holdings, Inc.
4.279% due 03/15/32 803 637
Ford Motor Co.
7.400% due 11/01/46 1,236 1,258
Fox Corp.
4.709% due 01/25/29 2,922 2,909
General Motors Financial Co., Inc.
5.800% due 06/23/28 2,469 2,512
Genuine Parts Co.
4.950% due 08/15/29 2,457 2,441
Home Depot, Inc. (The)
3.350% due 04/15/50 2,130 1,416
Hyatt Hotels Corp.
4.375% due 09/15/28 1,143 1,132
Hyundai Capital America
2.375% due 10/15/27 (Þ) 1,430 1,391
1.800% due 01/10/28 (Þ) 970 930
Kohl's Corp.
5.125% due 05/01/31 1,122 1,006
5.550% due 07/17/45 263 181
Lowe's Cos., Inc.
3.000% due 10/15/50 555 333
Macy's Retail Holdings LLC
4.500% due 12/15/34 333 299
6.375% due 03/15/37 50 46
5.125% due 01/15/42 216 174
4.300% due 02/15/43 294 210
Mattel, Inc.
3.750% due 04/01/29 (Þ) 3,000 2,893
McDonald's Corp.
5.450% due 08/14/53 490 448
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 1,761 1,704
Newell Brands, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 04/01/36 625 631
7.500% due 04/01/46 669 621
Nordstrom, Inc.
6.950% due 03/15/28 792 810
4.375% due 04/01/30 565 540
4.250% due 08/01/31 291 271
5.000% due 01/15/44 1,140 820
Paramount Global
4.375% due 03/15/43 653 398
5.850% due 09/01/43 1,488 1,053
5.250% due 04/01/44 1,063 686
4.600% due 01/15/45 255 154
4.950% due 05/19/50 1,599 966
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 1,475 1,326
4.625% due 04/06/31 (Þ) 748 626
Sekisui House US, Inc.
3.850% due 01/15/30 1,349 1,277
Southwest Airlines Co.
5.250% due 11/15/35 1,165 1,104
Starbucks Corp.
3.750% due 12/01/47 526 376
Stellantis Financial Services US Corp.
5.800% due 06/15/31 (Þ) 1,650 1,618
Time Warner Cable LLC
5.500% due 09/01/41 1,496 1,236
Travel + Leisure Co.
6.000% due 04/01/27 620 622
United Airlines Pass-Through Trust
Series 2019-1 Class AA
4.150% due 02/25/33 1,270 1,229
Series 2019-2 Class AA
2.700% due 11/01/33 1,393 1,262
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 1,688 1,659
VF Corp.
6.000% due 10/15/33 317 311
6.450% due 11/01/37 454 427
Whirlpool Corp.
4.750% due 02/26/29 826 772
2.400% due 05/15/31 1,312 966
4.700% due 05/14/32 505 393
5.500% due 03/01/33 345 268
5.750% due 03/01/34 281 213
4.500% due 06/01/46 307 173
4.600% due 05/15/50 285 158
Series MTN
5.150% due 03/01/43 259 153
WMG Acquisition Corp.
3.875% due 07/15/30 (Þ) 2,500 2,354
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yum! Brands, Inc.
6.875% due 11/15/37 404 428
5.350% due 11/01/43 343 315
83,905
Consumer Staples - 1.3%
Altria Group, Inc.
2.450% due 02/04/32 2,024 1,763
5.950% due 02/14/49 537 505
Campbell's Co. (The)
5.200% due 03/21/29 1,158 1,164
Coca-Cola Co. (The)
2.600% due 06/01/50 1,110 648
Conagra Brands, Inc.
1.375% due 11/01/27 1,541 1,478
Constellation Brands, Inc.
3.150% due 08/01/29 2,111 2,010
General Mills, Inc.
4.875% due 01/30/30 2,266 2,260
Keurig Dr Pepper, Inc.
Series 31*
2.250% due 03/15/31 3,301 2,913
Kroger Co. (The)
5.500% due 09/15/54 1,820 1,632
Mars, Inc.
5.000% due 03/01/32 (Þ) 400 399
5.200% due 03/01/35 (Þ) 1,595 1,572
5.700% due 05/01/55 (Þ) 1,255 1,186
5.800% due 05/01/65 (Þ) 785 742
Mobility Global, Inc.
5.050% due 06/15/29 (Þ) 2,043 2,034
Perrigo Finance Unlimited Co.
4.900% due 12/15/44 446 325
Philip Morris International, Inc.
5.750% due 11/17/32 2,795 2,892
Safeway, Inc.
7.250% due 02/01/31 356 369
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 1,725 1,727
3.000% due 10/15/30 (Þ) 1,430 1,301
Sysco Corp.
3.300% due 02/15/50 727 464
Tyson Foods, Inc.
5.100% due 09/28/48 2,743 2,360
United Rentals North America, Inc.
3.875% due 11/15/27 614 607
VSP Optical Group, Inc.
5.400% due 06/01/33 (Þ) 485 480
5.650% due 06/01/36 (Þ) 345 342
31,173
Energy - 2.1%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 1,002 1,004

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BP Capital Markets America, Inc.
2.939% due 06/04/51 3,125 1,888
Buckeye Partners, LP
3.950% due 12/01/26 670 666
4.125% due 12/01/27 436 429
5.850% due 11/15/43 323 288
5.600% due 10/15/44 143 124
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29 2,538 2,448
Cheniere Energy Partners, LP
5.350% due 11/30/36 (Þ) 1,305 1,268
6.050% due 11/30/56 (Þ) 830 796
Cheniere Energy, Inc.
5.200% due 07/30/36 (Þ) 495 479
6.000% due 07/30/56 (Þ) 530 506
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 2,130 2,179
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 2,069 2,018
Enbridge Energy Partners, LP
7.375% due 10/15/45 939 1,044
Energy Transfer, LP
5.000% due 05/15/50 2,100 1,700
Exxon Mobil Corp.
3.452% due 04/15/51 630 428
Global Marine, Inc.
7.000% due 06/01/28 454 462
Kinder Morgan Energy Partners, LP
5.400% due 09/01/44 1,965 1,778
Marathon Petroleum Corp.
3.800% due 04/01/28 1,685 1,662
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 2,113 2,091
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 1,234 1,306
MPLX, LP
4.000% due 03/15/28 4,689 4,636
Murphy Oil Corp.
5.875% due 12/01/42 484 419
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,600
Occidental Petroleum Corp.
6.200% due 03/15/40 2,852 2,875
ONEOK, Inc.
5.650% due 11/01/28 1,270 1,292
3.400% due 09/01/29 1,727 1,656
6.100% due 11/15/32 955 992
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 1,088 1,075
4.800% due 05/15/30 (Þ) 458 446
7.500% due 07/15/38 (Þ) 159 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 04/15/40 (Þ) 403 405
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 2,479 2,456
Targa Resources Corp.
6.150% due 03/01/29 2,687 2,767
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) — —
Transocean International, Ltd.
7.500% due 04/15/31 692 693
6.800% due 03/15/38 657 616
Valero Energy Corp.
4.350% due 06/01/28 30 30
Western Midstream Operating, LP
4.500% due 03/01/28 805 801
6.350% due 01/15/29 1,868 1,925
50,415
Financial Services - 8.9%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 1,410 1,325
ACE Capital Trust II
9.700% due 04/01/30 500 575
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 1,265 1,266
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 2,796 2,713
5.950% due 02/15/29 (Þ) 3,180 3,244
American Assets Trust, LP
3.375% due 02/01/31 1,498 1,358
American Tower Corp.
5.500% due 03/15/28 1,965 1,987
Aon North America, Inc.
5.750% due 03/01/54 1,210 1,124
Ares Capital Corp.
2.875% due 06/15/28 1,965 1,885
Associated Banc-Corp.
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 1,303 1,333
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 1,552 1,518
AXIS Specialty Finance PLC
4.000% due 12/06/27 2,480 2,456
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30 2,762 2,680
Bank of America Corp.
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 1,070 1,092
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 3,370 3,023
5.045% due 02/06/37 (SOFR +
1.130%)(Ê) 3,060 2,947
Series MTN

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 2,015 1,799
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 4,994 3,001
BGC Group, Inc.
6.150% due 04/02/30 1,625 1,648
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 1,405 1,233
Blackstone Secured Lending Fund
5.300% due 06/30/30 1,144 1,108
Block Financial LLC
2.500% due 07/15/28 1,562 1,490
Blue Owl Capital Corp.
2.875% due 06/11/28 1,452 1,378
Brandywine Operating Partnership, LP
3.950% due 11/15/27 206 201
8.300% due 03/15/28 117 121
4.550% due 10/01/29 1,222 1,144
Brighthouse Financial, Inc.
5.625% due 05/15/30 1,543 1,552
Brown & Brown, Inc.
5.250% due 06/23/32 340 336
5.550% due 06/23/35 485 476
6.250% due 06/23/55 500 483
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 2,648 2,714
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 1,165 1,213
Carlyle Secured Lending, Inc.
6.750% due 02/18/30 2,861 2,860
Citadel Securities Global Holdings
LLC
5.750% due 03/27/36 (Þ) 1,489 1,447
Citigroup, Inc.
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 1,495 1,381
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 1,865 1,661
5.827% due 02/13/35 (SOFR +
2.056%)(Ê) 2,660 2,660
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 2,130 2,127
CNO Financial Group, Inc.
5.250% due 05/30/29 1,439 1,441
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 1,568 1,527
Diversified Healthcare Trust
4.750% due 02/15/28 1,134 1,114
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 995 1,062
Enact Holdings, Inc.
6.250% due 05/28/29 2,437 2,498
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EPR Properties
3.750% due 08/15/29 1,693 1,624
Equifax, Inc.
5.100% due 06/01/28 1,308 1,316
4.800% due 09/15/29 1,814 1,807
3.100% due 05/15/30 1,085 1,011
2.350% due 09/15/31 1,720 1,499
Equinix, Inc.
3.200% due 11/18/29 1,415 1,337
3.900% due 04/15/32 1,820 1,692
Essent Group, Ltd.
6.250% due 07/01/29 1,674 1,722
Essential Properties, LP
5.375% due 07/15/36 1,205 1,167
Experian Finance PLC
2.750% due 03/08/30 (Þ) 1,244 1,151
F&G Annuities & Life, Inc.
7.400% due 01/13/28 2,130 2,182
Fifth Third Bancorp
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 1,416 1,408
First Citizens Bank & Trust Co.
6.125% due 03/09/28 1,475 1,500
FNB Corp.
5.722% due 12/11/30 (SOFR +
1.930%)(Ê) 1,394 1,398
FS KKR Capital Corp.
3.125% due 10/12/28 1,913 1,800
6.875% due 08/15/29 415 417
6.125% due 01/15/30 1,032 1,007
6.125% due 01/15/31 254 245
GABX Leasing LLC
5.300% due 04/15/36 (Þ) 745 720
Genworth Holdings, Inc.
6.500% due 06/15/34 436 437
Global Net Lease, Inc.
4.500% due 09/30/28 (Þ) 1,027 1,002
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 2,153 2,155
Goldman Sachs Group, Inc. (The)
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,330 1,189
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 1,630 1,618
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 1,355 1,282
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 1,655 1,577
Golub Capital BDC, Inc.
7.050% due 12/05/28 1,573 1,614
Hercules Capital, Inc.
5.350% due 02/10/29 443 437
Hudson Pacific Properties, LP

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 02/15/28 1,035 1,025
4.650% due 04/01/29 750 706
3.250% due 01/15/30 549 481
Huntington Bancshares, Inc.
5.272% due 01/15/31 (SOFR +
1.276%)(Ê) 1,535 1,542
Intercontinental Exchange, Inc.
3.000% due 06/15/50 720 445
Jackson Financial, Inc.
6.150% due 01/15/37 1,140 1,114
Jefferies Financial Group, Inc.
5.500% due 02/15/36 1,160 1,098
JPMorgan Chase & Co.
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,865 1,871
4.255% due 10/22/31 (SOFR +
0.930%)(Ê) 745 722
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 1,685 1,505
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 1,600 1,602
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 1,810 1,719
4.898% due 01/22/37 (SOFR +
1.070%)(Ê) 1,200 1,144
KeyBank National Association
5.000% due 01/26/33 2,415 2,356
Kilroy Realty, LP
4.250% due 08/15/29 1,918 1,857
Lehman Brothers Holdings, Inc.
1.000% due 09/27/27 734 —
1.000% due 05/02/49 (Æ)(Ø) 681 —
1.000% due 12/31/49 455 —
Liberty Mutual Group, Inc.
7.800% due 03/07/87 (Þ) 218 234
LPL Holdings, Inc.
6.750% due 11/17/28 2,057 2,133
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 3,465 3,468
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 1,100 978
5.073% due 01/30/37 (SOFR +
1.184%)(Ê) 1,840 1,758
5.296% due 04/10/37 (SOFR +
1.410%)(Ê) 785 762
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 865 636
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 1,195 1,132
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 2,005 2,002
Morgan Stanley Direct Lending Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 05/19/30 1,238 1,221
Navient Corp.
Series MTN
5.625% due 08/01/33 793 655
NMI Holdings, Inc.
6.000% due 08/15/29 1,545 1,569
North Haven Private Income Fund LLC
5.750% due 02/01/30 1,604 1,555
Northwestern Mutual Life Insurance
Co. (The)
6.050% due 06/30/56 (Þ) 1,390 1,352
Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/30 1,229 1,229
Nuveen LLC
4.000% due 11/01/28 (Þ) 815 804
Oaktree Specialty Lending Corp.
6.340% due 02/27/30 1,536 1,520
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 2,193 2,094
3.375% due 02/01/31 830 763
Piedmont Operating Partnership, LP
6.875% due 07/15/29 1,697 1,766
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 590 597
Prospect Capital Corp.
3.437% due 10/15/28 753 705
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 2,216 2,215
6.250% due 06/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.779%)(Ê) 1,435 1,423
Radian Group, Inc.
6.200% due 05/15/29 1,781 1,833
Raymond James Financial, Inc.
4.900% due 09/11/35 951 908
5.650% due 09/11/55 1,375 1,273
Realty Income Corp.
2.850% due 12/15/32 1,480 1,298
Regions Financial Corp.
5.722% due 06/06/30 (SOFR +
1.490%)(Ê) 2,479 2,528
S&P Global, Inc.
2.300% due 08/15/60 970 447
3.900% due 03/01/62 290 198
Sabra Health Care, LP
3.900% due 10/15/29 1,557 1,502
3.200% due 12/01/31 1,225 1,101
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 1,645 1,641
Santander Holdings USA, Inc.
4.400% due 07/13/27 485 485

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.565% due 06/12/29 (SOFR +
2.700%)(Ê) 2,642 2,715
Service Properties Trust
3.950% due 01/15/28 102 99
4.950% due 10/01/29 116 108
4.375% due 02/15/30 1,403 1,269
Simon Property Group, LP
1.750% due 02/01/28 710 682
3.250% due 09/13/49 2,555 1,672
SouthState Bank Corp.
7.000% due 06/13/35 (CME Term
SOFR 3 Month + 3.190%)(Ê) 1,955 2,026
Sumisho Air Lease Corp.
5.500% due 03/24/36 (Þ) 495 482
Synchrony Financial
5.150% due 03/19/29 1,413 1,409
Truist Financial Corp.
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 1,360 1,362
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 1,280 1,214
Unum Group
4.046% due 08/15/41 (Þ) 1,385 1,093
4.500% due 12/15/49 475 362
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 2,770 2,768
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 1,150 1,166
Vornado Realty, LP
3.400% due 06/01/31 157 143
5.750% due 02/01/33 1,000 990
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 2,797 2,744
Webster Financial Corp.
4.100% due 03/25/29 1,961 1,911
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 1,765 1,779
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 3,680 3,682
4.960% due 01/23/37 (SOFR +
1.100%)(Ê) 1,420 1,356
Western Alliance Bank
6.537% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê) 1,076 1,062
Western Union Co. (The)
4.750% due 06/15/29 1,686 1,668
Weyerhaeuser Co.
4.000% due 11/15/29 2,351 2,286
Wilton RE, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.266%)(Ê)(ƒ)(Þ) 129 121
Wintrust Financial Corp.
4.850% due 06/06/29 1,629 1,618
Zions Bancorp National Association
3.250% due 10/29/29 1,418 1,332
210,606
Health Care - 1.3%
AbbVie, Inc.
3.200% due 11/21/29 720 686
4.250% due 11/21/49 1,865 1,452
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 1,766 1,671
Amgen, Inc.
5.150% due 03/02/28 1,085 1,093
4.200% due 02/22/52 555 415
Bristol-Myers Squibb Co.
3.900% due 02/20/28 728 722
2.550% due 11/13/50 1,505 837
Centene Corp.
2.450% due 07/15/28 2,815 2,671
CVS Health Corp.
4.300% due 03/25/28 50 50
4.780% due 03/25/38 2,391 2,184
Elevance Health, Inc.
4.750% due 02/15/30 570 567
5.200% due 02/15/35 1,510 1,485
HCA, Inc.
3.625% due 03/15/32 1,590 1,464
5.750% due 03/01/35 785 792
3.500% due 07/15/51 1,763 1,124
Horseshoe Funding Trust II
6.887% due 11/15/55 (Þ) 1,030 1,027
Humana, Inc.
8.150% due 06/15/38 1,841 2,111
Merck & Co., Inc.
2.750% due 12/10/51 1,710 991
5.850% due 05/22/56 990 965
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 740 722
Pfizer, Inc.
2.550% due 05/28/40 895 629
Revvity, Inc.
3.300% due 09/15/29 1,630 1,551
Royalty Pharma PLC
1.750% due 09/02/27 1,455 1,411
Tenet Healthcare Corp.
6.875% due 11/15/31 576 611
UnitedHealth Group, Inc.
5.875% due 02/15/53 2,355 2,267
6.050% due 02/15/63 1,085 1,052

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30,550
Materials and Processing - 0.8%
Celanese US Holdings LLC
7.379% due 07/15/32 1,949 2,038
7.200% due 11/15/33 1,262 1,340
Cleveland-Cliffs, Inc.
6.250% due 10/01/40 117 94
FMC Corp.
4.500% due 10/01/49 365 235
6.375% due 05/18/53 1,029 802
H.B. Fuller Co.
4.000% due 02/15/27 207 205
Huntsman International LLC
2.950% due 06/15/31 379 338
5.700% due 10/15/34 1,813 1,700
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 213 206
2.300% due 11/01/30 (Þ) 966 864
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 2,050 1,965
Packaging Corp. of America
3.000% due 12/15/29 2,383 2,246
RPM International, Inc.
4.550% due 03/01/29 2,630 2,611
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 1,164 1,138
Sherwin-Williams Co. (The)
4.500% due 06/01/47 3,311 2,685
United States Steel Corp.
6.650% due 06/01/37 232 237
18,704
Producer Durables - 1.7%
Allegion PLC
3.500% due 10/01/29 1,882 1,803
Avnet, Inc.
6.250% due 03/15/28 1,821 1,855
FedEx Freight Holding Co., Inc.
4.300% due 03/15/29 (Þ) 1,722 1,692
Flowserve Corp.
3.500% due 10/01/30 720 674
Fluor Corp.
4.250% due 09/15/28 923 907
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 2,508 2,440
6.750% due 01/15/31 (Þ) 398 403
Honeywell International, Inc.
4.500% due 01/15/34 1,075 1,032
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 1,919 1,888
2.043% due 08/16/28 818 775
IDEX Corp.
4.950% due 09/01/29 1,831 1,834
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 2,588 2,662
Keysight Technologies, Inc.
3.000% due 10/30/29 1,658 1,565
Kirby Corp.
4.200% due 03/01/28 2,474 2,453
Lennox International, Inc.
5.500% due 09/15/28 2,151 2,181
Masco Corp.
1.500% due 02/15/28 1,943 1,853
MasTec, Inc.
5.900% due 06/15/29 1,939 1,981
Nordson Corp.
5.600% due 09/15/28 1,244 1,265
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 1,405 1,454
Pentair Finance SARL
4.500% due 07/01/29 1,568 1,549
RTX Corp.
4.125% due 11/16/28 2,640 2,612
Waste Management, Inc.
4.625% due 02/15/33 1,005 983
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 2,741 2,738
XPO CNW, Inc.
6.700% due 05/01/34 329 339
38,938
Technology - 2.7%
Alphabet, Inc.
4.800% due 02/15/36 900 859
5.650% due 02/15/56 1,570 1,447
Apple, Inc.
3.000% due 06/20/27 905 896
4.100% due 08/08/62 1,314 947
Belo Corp.
7.750% due 06/01/27 99 101
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 1,378 1,344
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 1,580 1,475
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 2,937 2,820
Crane NXT Co.
4.200% due 03/15/48 872 544
Entegris, Inc.
4.750% due 04/15/29 (Þ) 3,660 3,603
Fidelity National Information Services,
Inc.
4.800% due 03/10/31 1,070 1,050
Fiserv, Inc.
3.500% due 07/01/29 1,225 1,175

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Flex, Ltd.
4.875% due 06/15/29 1,483 1,478
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 3,265 3,334
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,829 2,665
Genpact Luxembourg SARL / Genpact
USA, Inc.
6.000% due 06/04/29 1,589 1,619
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 1,150 1,101
5.600% due 10/15/54 1,185 1,031
Intel Corp.
5.300% due 05/15/36 800 773
6.125% due 05/15/56 645 604
Intuit, Inc.
5.200% due 09/15/33 1,370 1,358
5.500% due 09/15/53 855 733
Jabil, Inc.
3.600% due 01/15/30 1,385 1,316
Kyndryl Holdings, Inc.
6.350% due 02/20/34 1,000 944
Marvell Technology, Inc.
4.875% due 06/22/28 875 877
5.950% due 09/15/33 570 583
5.450% due 07/15/35 655 643
Meta Platforms, Inc.
5.400% due 08/15/54 1,370 1,113
5.625% due 11/15/55 2,350 1,967
6.300% due 05/15/56 785 720
5.750% due 11/15/65 1,840 1,518
Motorola Solutions, Inc.
4.600% due 05/23/29 2,085 2,072
2.300% due 11/15/30 630 563
NetApp, Inc.
2.700% due 06/22/30 1,490 1,363
5.700% due 03/17/35 1,254 1,262
News Corp.
3.875% due 05/15/29 (Þ) 3,023 2,911
Oracle Corp.
3.250% due 11/15/27 2,575 2,515
6.150% due 11/09/29 1,371 1,387
2.875% due 03/25/31 1,685 1,469
3.900% due 05/15/35 1,521 1,243
5.200% due 09/26/35 915 822
3.950% due 03/25/51 590 359
5.950% due 09/26/55 1,746 1,388
6.700% due 02/04/56 1,190 1,050
Roper Technologies, Inc.
2.950% due 09/15/29 2,268 2,145
Take-Two Interactive Software, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 06/12/29 1,292 1,309
Workday, Inc.
3.700% due 04/01/29 1,837 1,783
64,279
Utilities - 3.3%
Alliant Energy Finance LLC
4.250% due 06/15/28 (Þ) 1,766 1,748
Ameren Illinois Co.
3.800% due 05/15/28 1,025 1,012
American Water Capital Corp.
5.700% due 09/01/55 462 437
AT&T, Inc.
4.250% due 03/01/27 1,455 1,454
4.550% due 11/01/32 818 786
4.900% due 11/01/35 1,513 1,426
3.650% due 06/01/51 2,640 1,675
Beacon Point DC LLC
6.129% due 11/30/42 (Þ) 1,445 1,384
Berkshire Hathaway Energy Co.
2.850% due 05/15/51 1,560 903
Boston Gas Co.
3.001% due 08/01/29 (Þ) 2,118 2,003
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 2,208 2,152
Cleveland Electric Illuminating Co.
(The)
3.500% due 04/01/28 (Þ) 1,074 1,051
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 1,025
Dominion Energy, Inc.
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 2,089 2,134
DTE Electric Co.
Series A
1.900% due 04/01/28 760 729
Duke Energy Carolinas LLC
2.450% due 08/15/29 2,025 1,897
Duke Energy Florida LLC
6.200% due 11/15/53 567 572
Duke Energy Progress LLC
3.450% due 03/15/29 1,360 1,320
Edison International
5.250% due 11/15/28 1,805 1,807
Emera US Finance LLC
Series B
6.850% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.648%)(Ê) 905 911
Entergy Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.100% due 06/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.013%)(Ê) 2,215 2,177
Evergy, Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 1,429 1,450
FirstEnergy Transmission LLC
2.866% due 09/15/28 (Þ) 1,762 1,693
HUT 8 DC LLC
6.192% due 11/15/42 (Þ) 1,285 1,247
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 1,365 1,281
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 576 534
National Fuel Gas Co.
5.500% due 03/15/30 3,048 3,078
NextEra Energy Capital Holdings, Inc.
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 1,455 1,460
Oglethorpe Power Corp.
3.750% due 08/01/50 2,005 1,373
Pacific Gas and Electric Co.
3.000% due 06/15/28 1,728 1,673
6.000% due 05/01/56 1,380 1,271
PacifiCorp
3.500% due 06/15/29 770 741
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 1,578 1,571
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 1,785 1,824
Sempra
3.700% due 04/01/29 2,299 2,236
Southern California Edison Co.
5.650% due 10/01/28 2,818 2,864
Southwestern Electric Power Co.
4.100% due 09/15/28 553 545
Sprint Capital Corp.
6.875% due 11/15/28 1,272 1,327
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,912
T-Mobile USA, Inc.
3.750% due 04/15/27 1,360 1,353
4.950% due 03/15/28 1,000 1,004
3.875% due 04/15/30 3,222 3,096
3.300% due 02/15/51 1,555 946
Union Electric Co.
5.250% due 01/15/54 1,070 944
Verizon Communications, Inc.
4.272% due 01/15/36 1,917 1,715
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 03/22/51 4,365 2,855
5.875% due 11/30/55 930 850
6.050% due 05/14/58 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.813%)(Ê) 1,770 1,741
Virginia Electric and Power Co.
5.550% due 08/15/54 570 520
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 6,063 5,914
77,621
606,191
International Debt - 12.1%
ACREC LLC
Series 2026-FL4 Class A
5.120% due 01/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 7,317 7,333
Adani Electricity Mumbai, Ltd.
3.949% due 02/12/30 (Þ) 1,848 1,732
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 1,319 1,275
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 780 783
3.300% due 01/30/32 1,560 1,410
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 1,800 1,851
America Movil SAB de CV
3.625% due 04/22/29 1,547 1,494
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 1,785 1,587
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 1,430 1,385
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class D1
6.350% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 4,000 4,004
Banco de Credito del Peru S.A.
5.800% due 03/10/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.240%)(Ê)(Þ) 1,747 1,735
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand
5.621% due 12/10/29 (Þ) 1,339 1,359
Banco Santander SA
3.490% due 05/28/30 1,800 1,702
Bank of Montreal
7.700% due 05/26/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.452%)(Ê) 1,110 1,150
Series 6

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 11/26/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.976%)(Ê) 974 979
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 594
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 1,370 1,420
Banque Federative du Credit Mutuel
SA
4.541% due 01/15/31 (Þ) 1,230 1,197
5.106% due 01/15/36 (Þ) 580 557
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 2,080 2,144
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 2,736 2,733
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 2,770 2,866
Barings CLO, Ltd.
Series 2025-1A Class A
4.859% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 3,260 3,265
BAT Capital Corp.
4.540% due 08/15/47 1,740 1,377
7.081% due 08/02/53 578 625
Bayer US Finance LLC
6.375% due 07/20/56 (Þ) 2,560 2,475
BBVA Mexico SA Institucion De
Banca Multiple Grupo Financiero
BBVA Mexico
5.250% due 09/10/29 (Þ) 1,348 1,350
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 1,595 1,630
BNP Paribas SA
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 2,770 2,803
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 2,825 2,787
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 482 527
BPCE SA
4.760% due 01/13/32 (SOFR +
1.267%)(Ê)(Þ) 640 625
5.417% due 01/13/37 (SOFR +
1.568%)(Ê)(Þ) 2,410 2,303
Brookfield Asset Management, Ltd.
6.077% due 09/15/55 685 659
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 1,355 1,367
Canadian Imperial Bank of Commerce
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 1,807 1,821
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 258 264
Cellnex Finance Co. SA
3.875% due 07/07/41 (Þ) 1,785 1,383
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 2,050 2,018
Cemex SAB de CV
5.200% due 09/17/30 (Þ) 1,712 1,705
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
CIMIC Finance, Ltd.
6.000% due 04/22/36 (Þ) 925 904
Coca-Cola Femsa SAB de CV
2.750% due 01/22/30 1,755 1,631
Constellation Software, Inc.
5.158% due 02/16/29 (Þ) 1,442 1,441
Credit Agricole SA
3.250% due 01/14/30 (Þ) 1,300 1,219
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 2,860 2,810
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 1,710 1,691
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 3,120 3,173
Delhaize America LLC
9.000% due 04/15/31 809 930
Deutsche Bank AG
5.882% due 07/08/31 (SOFR +
5.438%)(Ê) 2,300 2,324
4.469% due 12/10/31 (SOFR +
1.100%)(Ê) 964 940
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 385
Diageo Capital PLC
5.625% due 10/05/33 1,785 1,827
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 5,100 5,092
Element Fleet Management Corp.
6.319% due 12/04/28 (Þ) 1,505 1,551
EMD Finance LLC
4.625% due 10/15/32 (Þ) 910 882
5.000% due 10/15/35 (Þ) 580 559
Enel Finance International NV
2.125% due 07/12/28 (Þ) 3,072 2,924
Engie Energia Chile SA
3.400% due 01/28/30 (Þ) 1,694 1,585
Eni SpA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 05/18/56 (Þ) 1,270 1,198
Export-Import Bank of Korea
3.250% due 08/12/26 1,990 1,989
Fairfax Financial Holdings, Ltd.
6.100% due 03/15/55 1,768 1,654
Flatiron CLO, Ltd.
Series 2025-30A Class A1
4.913% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 2,500 2,504
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 1,956 1,934
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 1,363 1,317
Gildan Activewear, Inc.
4.700% due 10/07/30 (Þ) 552 539
5.400% due 10/07/35 (Þ) 552 529
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 648 651
Hazine Mustesarligi Varlik Kiralama
AS
6.700% due 07/02/32 (Þ) 3,630 3,614
Home RE, Ltd.
Series 2021-2 Class M2
6.866% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 482 484
Series 2022-1 Class B1
12.616% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,000 2,198
HSBC Holdings PLC
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 1,040 1,072
3.973% due 05/22/30 (CME Term
SOFR 3 Month + 1.872%)(Ê) 1,865 1,812
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 1,775 1,785
5.279% due 03/10/37 (SOFR +
1.550%)(Ê) 730 706
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 1,467 1,445
Imperial Brands Finance PLC
3.875% due 07/26/29 (Þ) 2,813 2,729
6.375% due 07/01/55 (Þ) 2,100 2,038
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,310
ING Groep NV
5.420% due 03/23/37 (SOFR +
1.610%)(Ê) 880 863
InRetail Consumer
3.250% due 03/22/28 (Þ) 2,843 2,741
Intesa Sanpaolo SpA
6.625% due 06/20/33 (Þ) 2,627 2,802
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 2,622 2,659
Lloyds Banking Group PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 2,770 2,770
4.943% due 11/04/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.970%)(Ê) 3,549 3,373
LSEG US Fin Corp.
5.250% due 03/23/36 (Þ) 690 671
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 350 359
5.150% due 03/17/30 (Þ) 1,235 1,224
6.500% due 03/26/31 (Þ) 510 529
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 1,705 1,697
Magnetite CLO, Ltd.
Series 2020-26A Class AR2
4.960% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 3,370 3,366
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 2,667 2,850
Methanex Corp.
5.250% due 12/15/29 1,369 1,357
5.650% due 12/01/44 397 348
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 1,392 1,384
Mexico Government International
Bond
5.375% due 03/22/33 3,768 3,638
6.250% due 08/27/37 2,037 1,989
Series 10
5.625% due 09/22/35 917 875
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
5.018% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 2,368 2,370
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 2,425 2,434
Mizuho Bank, Ltd.
5.185% due 04/16/36 (Þ) 2,490 2,432
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 2,230 1,994
NatWest Group PLC
6.475% due 06/01/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.200%)(Ê) 2,185 2,249
Nippon Life Insurance Co.
5.046% due 04/02/33 (Þ) 697 688
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 3,052 2,995
4.810% due 09/17/30 (Þ) 487 451
Nordea Bank Abp

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 1,583 1,566
NTT Finance Corp.
5.110% due 07/02/29 (Þ) 1,287 1,292
nVent Finance SARL
4.550% due 04/15/28 1,352 1,345
Oaktown Re, Ltd.
Series 2021-2 Class M1C
6.966% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,820
OCP CLO, Ltd.
Series 2021-22A Class AR
5.079% due 10/20/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 3,800 3,804
Series 2025-45A Class D1
6.253% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 2,900 2,901
Peace Park CLO, Ltd.
Series 2025-1A Class AR
4.979% due 10/20/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 6,991 6,991
Petroleos Mexicanos
5.950% due 01/28/31 971 950
6.700% due 02/16/32 6,591 6,579
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 337 341
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 1,493 1,407
Prosus NV
3.680% due 01/21/30 (Þ) 2,853 2,703
3.832% due 02/08/51 (Þ) 1,930 1,241
Radnor RE, Ltd.
Series 2021-2 Class M1B
7.316% due 11/25/31 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 572 573
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 1,732 1,705
Rogers Communications, Inc.
5.000% due 02/15/29 2,133 2,136
5.300% due 02/15/34 1,455 1,412
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 1,375 1,381
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 565 562
SABIC Capital II BV
4.500% due 10/10/28 (Þ) 2,425 2,391
Santos Finance, Ltd.
5.750% due 11/13/35 (Þ) 850 839
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,048
Seagate Data Storage Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.091% due 06/01/29 624 605
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 1,795 1,778
Societe Generale SA
5.634% due 01/19/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,124 2,149
Sompo Holdings, Inc.
5.411% due 04/22/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.130%)(Ê)(Þ) 1,770 1,700
South Bow USA Infrastructure
Holdings LLC
5.026% due 10/01/29 2,267 2,260
Standard Chartered PLC
4.305% due 05/21/30 (USD 3 Month
SOFR + 1.910%)(Ê)(Þ) 2,087 2,046
3.603% due 01/12/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.900%)(Ê)(Þ) 1,461 1,323
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 430 435
Sumitomo Mitsui Financial Group, Inc.
5.570% due 01/15/47 (SOFR +
1.360%)(Ê) 1,550 1,454
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,369
Suzano Austria GmbH
5.000% due 01/15/30 1,594 1,562
Telecom Italia Capital SA
6.375% due 11/15/33 446 460
6.000% due 09/30/34 882 892
7.200% due 07/18/36 995 1,074
7.721% due 06/04/38 439 491
TELUS Corp.
6.625% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê) 650 635
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 3,584 3,503
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 242 249
7.250% due 07/31/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.977%)(Ê) 1,229 1,266
TransAlta Corp.
6.500% due 03/15/40 585 564
TransCanada PipeLines, Ltd.
Series 10YR
4.250% due 05/15/28 1,633 1,622
TransCanada Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 933
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 1,708 1,707
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 1,040 912
UniCredit SpA
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 2,146 2,242
United Utilities PLC
6.875% due 08/15/28 634 658
Var Energi ASA
7.500% due 01/15/28 (Þ) 2,622 2,712
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 2,777 2,849
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
6.225% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 4,200 4,166
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 2,529 2,602
WSP Global, Inc.
5.714% due 09/18/36 (Þ) 2,310 2,227
Yara International ASA
4.750% due 06/01/28 (Þ) 2,861 2,856
286,058
Mortgage-Backed Securities - 24.9%
ACREC LLC
Series 2026-FL5 Class AS
5.100% due 07/18/43 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 6,992 6,991
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,373 557
Arbor Realty Commercial Real Estate
Notes LLC
Series 2025-FL1 Class AS
5.503% due 01/20/43 (CME Term
SOFR 1 Month + 1.833%)(Ê)(Þ) 2,620 2,622
Series 2026-FL1 Class A
5.170% due 09/20/43 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 11,968 11,996
Series 2026-FL2 Class AS
1.000% due 11/20/42 (CME Term
SOFR 1 Month + 1.700%)(Ê)(Þ) 6,176 6,177
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL1 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.075% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,290 1,292
Banc of America Mortgage Trust
Series 2005-D Class 2A7
4.936% due 05/25/35 (~)(Ê) 110 109
BDS LLC
Series 2025-FL14 Class A
4.950% due 10/17/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 1,625 1,625
Series 2025-FL16 Class A
5.070% due 06/19/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 10,197 10,199
Bear Stearns ARM Trust
Series 2004-5 Class 2A
3.632% due 07/25/34 (~)(Ê) 82 71
BRCK Trust
Series 2025-830B Class B
5.185% due 12/10/42 (~)(Ê)(Þ) 3,948 3,881
Series 2025-830B Class C
5.476% due 12/10/42 (~)(Ê)(Þ) 3,836 3,790
BX Commercial Mortgage Trust
Series 2024-MDHS Class B
5.517% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 4,388 4,393
BX Trust
Series 2024-BIO Class C
6.316% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,526
Series 2024-VLT4 Class A
5.168% due 06/15/41 (CME Term
SOFR 1 Month + 1.491%)(Ê)(Þ) 4,135 4,123
Series 2024-VLT4 Class C
5.817% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 4,379 4,379
Series 2025-ROIC Class C
5.220% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 2,306 2,297
Series 2025-ROIC Class D
5.669% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 7,778 7,757
Series 2026-CART Class A
4.726% due 02/15/36 (CME Term
SOFR 1 Month + 1.050%)(Ê)(Þ) 14,619 14,506
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,669
Series 2021-CX2 Class C
2.771% due 11/10/46 (~)(Ê)(Þ) 5,889 4,304
Chase Home Lending Mortgage Trust
Series 2026-3 Class A4
5.500% due 01/25/57 (~)(Ê)(Þ) 6,559 6,523
Series 2026-8 Class A4
5.500% due 06/25/57 (~)(Ê)(Þ) 7,600 7,577
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 4,612 3,846

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DK Trust
Series 2024-SPBX Class A
5.176% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 4,024
EQT Trust
Series 2026-IND1 Class A
4.850% due 07/15/41 (CME Term
SOFR 1 Month + 1.200%)(Ê)(Þ) 5,224 5,225
Series 2026-IND1 Class B
5.000% due 07/15/41 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 10,841 10,844
Fannie Mae
2.600% due 2031 1,628 1,476
5.500% due 2034 104 105
4.500% due 2035 522 514
5.500% due 2035 72 73
6.000% due 2035 70 72
5.500% due 2036 149 151
5.500% due 2037 47 47
6.000% due 2039 63 65
5.500% due 2040 957 970
5.000% due 2041 519 516
6.000% due 2041 243 251
3.500% due 2045 1,502 1,364
4.000% due 2045 831 779
3.000% due 2046 304 267
3.500% due 2046 397 366
4.500% due 2046 708 682
3.000% due 2047 1,477 1,296
3.500% due 2047 705 645
4.000% due 2047 994 923
4.500% due 2048 1,751 1,679
5.000% due 2048 1,019 1,003
3.000% due 2049 12,508 10,780
3.500% due 2049 52 47
4.000% due 2049 1,487 1,379
5.000% due 2049 71 70
2.500% due 2050 2,579 2,106
3.000% due 2050 11,182 9,618
2.000% due 2051 2,894 2,257
2.500% due 2051 1,393 1,155
5.000% due 2052 13,746 13,393
4.500% due 2053 8,838 8,366
5.000% due 2053 10,098 9,838
5.000% due 2055 6,101 5,896
5.000% due 2056 17,608 17,087
30 Year TBA(Ï)
5.500% 34,109 33,741
Series 2000-306 Class IO
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
8.000% due 05/25/30 2 —
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 2 —
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 1 —
Fannie Mae REMICS
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 7 1
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 8 1
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 36 4
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 7 1
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 8 1
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 3 —
Series 2006-118 Class A1
3.802% due 12/25/36 (SOFR 30 Day
Average + 0.174%)(Ê) 5 5
Series 2007-73 Class A1
3.565% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 47 47
Series 2009-70 Class PS
Interest Only STRIPS
3.019% due 01/25/37 (SOFR 30 Day
Average + 6.636%)(Ê) 1,692 158
Series 2010-95 Class S
Interest Only STRIPS
2.869% due 09/25/40 (-1 x SOFR 30
Day Average + 6.486%)(Ê) 1,664 160
Freddie Mac
6.000% due 2038 392 406
4.500% due 2039 1,167 1,140
5.500% due 2039 163 166
5.500% due 2040 234 239
4.000% due 2041 1,489 1,417
5.500% due 2041 318 323
4.000% due 2044 792 746
3.500% due 2045 3,223 2,952
3.000% due 2046 5,369 4,716
4.000% due 2046 415 389
4.500% due 2046 157 151

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2047 1,575 1,384
3.000% due 2048 168 147
4.000% due 2048 570 531
4.500% due 2048 1,145 1,097
3.000% due 2049 693 603
2.500% due 2050 7,058 5,897
3.000% due 2050 8,899 7,695
2.000% due 2051 787 628
2.500% due 2051 7,702 6,408
4.000% due 2052 12,778 11,714
4.500% due 2052 14,247 13,489
5.000% due 2052 10,204 9,942
5.500% due 2055 13,362 13,303
5.000% due 2056 30,145 29,257
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
3.263% due 06/17/27 (SOFR 30 Day
Average + 6.886%)(Ê) 8 —
Series 2000-2247 Class SC
Interest Only STRIPS
3.760% due 08/15/30 (-1 x SOFR 30
Day Average + 7.386%)(Ê) 1 —
Series 2002-2463 Class SJ
Interest Only STRIPS
4.260% due 03/15/32 (SOFR 30 Day
Average + 7.886%)(Ê) 4 —
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 1 —
Series 2003-2624 Class QH
5.000% due 06/15/33 67 67
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 10 1
Series 2006-R007 Class ZA
6.000% due 05/15/36 275 283
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 — —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 1 —
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 3 —
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 4 —
Ginnie Mae I
4.500% due 2039 1,808 1,776
Ginnie Mae II
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2055 14,722 13,819
5.500% due 2055 3,659 3,648
30 Year TBA(Ï)
5.000% 7,600 7,354
Government National Mortgage
Association
Series 1999-27 Class SE
Interest Only STRIPS
4.780% due 08/16/29 (-1 x CME
Term SOFR 1 Month + 8.486%)(Ê) — —
Series 2014-190 Class PL
3.500% due 12/20/44 871 798
Gracechurch Mortgage Financing Trust
Series 2020-GRCE Class A
2.347% due 12/10/40 (Þ) 938 830
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Æ)(Ø)(Þ) 7,770 —
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.901% due 01/13/40 (~)(Ê)(Þ) 3,405 3,466
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 61 54
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 115 105
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 358 311
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 9,504 8,835
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 4,723 4,179
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,020 1,778
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 7,926 6,953
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 3,652 3,287
Series 2026-5 Class A4
5.500% due 12/25/56 (~)(Ê)(Þ) 2,880 2,872
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,215 1,041
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL9 Class A
5.818% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,229 1,231
Series 2026-FL22 Class A
5.070% due 11/18/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 15,220 15,241
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 122
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 23
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.992% due 05/26/36 (~)(Ê)(Þ) 233 230
NYC Commercial Mortgage Trust
Series 2026-9W57 Class B
5.180% due 06/06/40 (~)(Ê)(Þ) 7,750 7,641
Series 2026-9W57 Class C
5.422% due 06/06/40 (~)(Ê)(Þ) 7,750 7,654
Preston Ridge Partners Mortgage Trust
Series 2023-RCF2 Class A2
4.000% due 11/25/53 (~)(Ê)(Þ) 2,000 1,963
Series 2023-RCF2 Class A3
4.000% due 11/25/53 (~)(Ê)(Þ) 1,001 981
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 1,090 1,090
Series 2024-8 Class A1
5.897% due 12/25/29 (~)(Ê)(Þ) 624 622
Series 2024-RCF1 Class A2
4.000% due 01/25/54 (~)(Ê)(Þ) 1,263 1,236
Series 2024-RCF5 Class A3
4.000% due 08/25/54 (~)(Ê)(Þ) 2,310 2,234
Series 2024-RCF6 Class A1
4.000% due 10/25/64 (~)(Ê)(Þ) 3,280 3,204
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 4,190 4,179
Series 2025-6 Class A1
5.774% due 08/25/28 (~)(Ê)(Þ) 2,176 2,168
Series 2025-7 Class A1
5.503% due 08/25/30 (~)(Ê)(Þ) 3,079 3,067
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 6,575 6,438
Series 2025-RCF5 Class A2
5.310% due 10/25/55 (~)(Ê)(Þ) 1,778 1,761
Series 2026-4 Class A1
6.299% due 06/25/31 (~)(Ê)(Þ) 3,335 3,336
Series 2026-RCF1 Class A1
4.845% due 01/25/56 (~)(Ê)(Þ) 1,332 1,309
Series 2026-RCF1 Class A2
5.206% due 01/25/56 (~)(Ê)(Þ) 1,900 1,872
Series 2026-RCF1 Class A3
5.305% due 01/25/56 (~)(Ê)(Þ) 1,900 1,875
Series 2026-RCF2 Class A1
5.500% due 03/25/56 (~)(Ê)(Þ) 6,146 6,131
Series 2026-RCF3 Class A1
5.250% due 05/25/56 (~)(Ê)(Þ) 4,199 4,153
Series 2026-RCF4 Class A2
5.250% due 06/25/56 (~)(Ê)(Þ) 5,400 5,287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RFR Trust
Series 2025-SGRM Class A
5.379% due 03/11/41 (~)(Ê)(Þ) 2,538 2,540
Series 2025-SGRM Class B
5.670% due 03/11/41 (~)(Ê)(Þ) 6,748 6,734
Series 2025-SGRM Class C
5.816% due 03/11/41 (~)(Ê)(Þ) 5,579 5,538
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 319 292
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
4.184% due 04/19/35 (CME Term
SOFR 1 Month + 0.514%)(Ê) 102 96
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
4.919% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 3,910 3,909
TORY Commercial Mortgage Trust
Series 2026-HGTS Class A
5.075% due 01/13/46 (~)(Ê)(Þ) 11,173 10,791
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 3,311 3,231
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 7,890 7,742
586,776
Non-US Bonds - 5.9%
Apna Park CLO DAC
Series 2025-1A Class A
3.691% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 9,100 10,521
Brazilian Government International
Bond
4.000% due 04/23/30 EUR 1,200 1,370
Bulgaria Government International
Bond
Series GMTN
4.125% due 05/07/38 (Þ) EUR 1,837 2,066
French Republic Government Treasury
Bond
Series OAT
0.250% due 11/25/26 (Þ) EUR 8,626 9,878
2.602% due 02/25/27 (Þ)(ž) EUR 29,000 32,953
Hungary Government International
Bond
Series 5Y
3.500% due 03/23/32 (Þ) EUR 1,958 2,211
Series 10Y
4.250% due 05/21/37 (Þ) EUR 1,329 1,485
Series 37/A
6.250% due 09/23/37 HUF 1,001,650 3,352
Iceland Rikisbref
6.500% due 01/24/31 ISK 310,275 2,425
6.500% due 02/15/38 ISK 414,131 3,255

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indonesia Government International
Bond
4.100% due 03/04/34 EUR 1,815 2,015
Japan 30 Year Government
International Bond
Series 81
1.600% due 12/20/53 JPY 848,350 3,194
Series 84
2.100% due 09/20/54 JPY 275,350 1,172
Series 89
3.400% due 12/20/55 JPY 501,600 2,824
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 725,700 1,674
Japanese Government CPI Linked
Bonds
Series 31
0.600% due 03/10/36 JPY 433,457 2,677
Mexico Government International
Bond
3.875% due 05/16/31 EUR 2,820 3,192
4.500% due 03/19/34 EUR 1,636 1,852
4.875% due 05/16/36 EUR 434 490
2.250% due 08/12/36 EUR 452 405
5.125% due 05/04/37 EUR 2,330 2,655
4.000% due 03/15/15 EUR 2,092 1,566
OCP Euro CLO DAC
Series 2024-9X Class AR
3.785% due 04/20/38 (3 Month
EURIBOR + 1.300%)(Ê)(Þ) EUR 1,200 1,386
Series 2026-15A Class A
3.685% due 04/18/39 (3 Month
EURIBOR + 1.200%)(Ê)(Þ) EUR 6,200 7,151
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 1,089 1,269
Series 26-2
10.800% due 08/08/34 MXN 85,300 4,968
Series EMTN
4.875% due 02/21/28 (Þ) EUR 280 326
Rre Loan Management DAC
Series 2026-28A Class A1
3.451% due 04/15/39 (3 Month
EURIBOR + 1.190%)(Ê)(Þ) EUR 11,700 13,477
Vantage Data Centers Germany
Borrower Lux SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 6,578 7,507
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 6,995 9,456
138,772
United States Government Treasuries - 10.5%
United States Treasury Notes
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 11/15/26 19,641 19,678
4.625% due 06/15/27 2,600 2,611
2.250% due 08/15/27 5,499 5,392
3.750% due 08/15/27 4,845 4,824
2.250% due 11/15/27 2,495 2,434
0.625% due 11/30/27 6,000 5,724
3.500% due 01/31/28 2,750 2,720
2.750% due 02/15/28 5,019 4,908
1.250% due 06/30/28 26,748 25,280
3.125% due 11/15/28 666 649
3.750% due 12/31/28 3,376 3,333
1.875% due 02/28/29 20,097 18,912
4.625% due 04/30/29 2,915 2,937
2.375% due 05/15/29 3,352 3,182
3.625% due 08/31/29 7,330 7,179
4.000% due 10/31/29 1,478 1,462
1.750% due 11/15/29 2,766 2,549
4.000% due 02/28/30 490 484
0.625% due 05/15/30 696 606
6.250% due 05/15/30 2,534 2,694
3.750% due 06/30/30 1,612 1,575
0.625% due 08/15/30 2,591 2,233
3.625% due 08/31/30 1,960 1,904
0.875% due 11/15/30 3,500 3,023
1.125% due 02/15/31 3,925 3,402
4.250% due 02/28/31 21,655 21,508
1.625% due 05/15/31 1,861 1,638
1.250% due 08/15/31 1,466 1,257
1.375% due 11/15/31 5,042 4,316
1.875% due 02/15/32 2,994 2,615
2.875% due 05/15/32 2,582 2,371
3.500% due 02/15/33 9,850 9,276
3.875% due 08/15/33 2,243 2,150
4.500% due 11/15/33 8,039 7,999
4.000% due 02/15/34 1,000 962
3.875% due 08/15/34 1,435 1,363
4.250% due 11/15/34 2,458 2,392
4.625% due 02/15/35 1,447 1,444
4.250% due 05/15/35 617 599
4.000% due 11/15/35 7,223 6,848
4.125% due 02/15/36 2,672 2,554
4.375% due 05/15/36 3,245 3,160
1.125% due 05/15/40 1,216 742
1.125% due 08/15/40 1,748 1,055
1.375% due 11/15/40 1,621 1,009
1.750% due 08/15/41 1,939 1,250
2.000% due 11/15/41 2,502 1,665

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 05/15/42 1,805 1,430
2.875% due 05/15/43 1,312 967
3.875% due 05/15/43 1,585 1,347
4.125% due 08/15/44 2,054 1,783
4.625% due 11/15/45 11,025 10,167
2.500% due 05/15/46 1,673 1,098
2.750% due 11/15/47 1,574 1,059
3.375% due 11/15/48 481 359
3.000% due 02/15/49 402 279
2.875% due 05/15/49 989 669
1.250% due 05/15/50 797 359
1.375% due 08/15/50 607 281
1.625% due 11/15/50 686 339
2.375% due 05/15/51 1,309 777
2.000% due 08/15/51 1,199 647
1.875% due 11/15/51 2,595 1,350
2.875% due 05/15/52 1,506 990
3.625% due 02/15/53 511 389
4.750% due 11/15/53 1,050 968
4.625% due 05/15/54 1,030 932
4.250% due 08/15/54 1,400 1,189
4.500% due 11/15/54 8,944 7,925
4.750% due 08/15/55 1,516 1,400
4.625% due 11/15/55 2,368 2,143
4.750% due 02/15/56 515 476
247,191
Total Long-Term Fixed
Income Investments
(cost $2,065,891) 1,994,390
Investments in Affiliated Funds - 1.5%
Fixed Income - 1.5%
Russell Investments Core Plus Bond
ETF(@)
1,412,000
34,884
Total Investments in Affiliated
Funds
(cost $35,300) 34,884
Short-Term Investments - 12.9%
U.S. Cash Management Fund(@) 142,027,265 (∞) 141,999
United States Treasury Bills
3.615% due 10/20/26 (ž) 165,317 163,999
Total Short-Term Investments
(cost $305,934) 305,998
Total Investments - 99.0%
(identified cost $2,407,125) 2,335,272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 1.0%
23,170
Net Assets - 100.0%
2,358,442

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 207
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
35.6%
200 Park Funding Trust 02/25/25 1,410,000 99.81 1,407
1,325
ACREC LLC 01/08/26 7,317,000 100.00 7,317
7,333
ACREC LLC 06/17/26 6,992,000 100.00 6,992
6,991
Adani Electricity Mumbai, Ltd. 04/20/26 1,848,000 95.16 1,759
1,732
Adani Ports and Special Economic Zone, Ltd. 10/14/25 1,319,000 98.06 1,293
1,275
Aircastle, Ltd. 07/07/22 2,796,000 94.68 2,647
2,713
Aircastle, Ltd. 10/30/24 3,180,000 101.86 3,239
3,244
Alaska Airlines, Inc. 05/07/26 1,980,000 100.06 1,981
1,968
Alcon Finance Corp. 02/17/26 1,766,000 96.92 1,712
1,671
Alliant Energy Finance LLC 12/04/25 1,766,000 99.54 1,758
1,748
Allianz SE 10/30/24 1,800,000 106.13 1,910
1,851
Antero Resources Corp. 05/09/25 1,002,000 98.21 984
1,004
Apna Park CLO DAC 10/07/25 EUR 9,100,000 116.51 10,602
10,521
Arbor Realty Commercial Real Estate Notes LLC 03/12/26 11,968,000 100.00 11,968
11,996
Arbor Realty Commercial Real Estate Notes LLC 06/09/26 2,620,000 100.37 2,630
2,622
Arbor Realty Commercial Real Estate Notes LLC 07/27/26 6,176,000 100.00 6,176
6,177
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 1,290,064 99.98 1,290
1,292
Australia and New Zealand Banking Group, Ltd. 10/30/24 1,785,000 87.78 1,567
1,587
Avolon Holdings Funding, Ltd. 10/30/24 1,430,000 96.53 1,380
1,385
Bain Capital Credit CLO, Ltd. 09/18/25 4,000,000 100.00 4,000
4,004
Banco de Credito del Peru S.A. 04/06/26 1,747,000 99.85 1,744
1,735
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand 04/21/26 1,339,000 102.87 1,377
1,359
Banque Federative du Credit Mutuel SA 01/07/26 580,000 100.00 580
557
Banque Federative du Credit Mutuel SA 01/07/26 1,230,000 100.09 1,231
1,197
Barings CLO, Ltd. 02/14/25 3,260,000 100.00 3,260
3,265
Bayer US Finance LLC 07/15/26 2,560,000 99.23 2,540
2,475
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA
Mexico 04/06/26 1,348,000 100.91 1,360
1,350
BDS LLC 02/21/25 1,625,000 99.77 1,621
1,625
BDS LLC 11/20/25 10,197,000 100.00 10,197
10,199
Beacon Point DC LLC 06/04/26 1,445,000 100.10 1,446
1,384
Bimbo Bakeries USA, Inc. 10/14/25 1,595,000 103.87 1,657
1,630
Blackstone Holdings Finance Co. LLC 10/30/24 1,405,000 88.17 1,239
1,233
BNP Paribas SA 04/17/24 2,825,000 95.09 2,686
2,787
BNP Paribas SA 10/30/24 2,770,000 101.40 2,809
2,803
Bombardier, Inc. 06/04/25 482,000 106.51 513
527
Booz Allen Hamilton, Inc. 03/25/25 1,378,000 97.11 1,338
1,344
Boston Gas Co. 01/14/26 2,118,000 96.49 2,044
2,003
BPCE SA 01/06/26 640,000 100.00 640
625
BPCE SA 01/06/26 2,410,000 99.90 2,408
2,303
BRAVO Residential Funding Trust 04/30/24 514,191 99.98 514
516
BRAVO Residential Funding Trust 10/09/24 1,972,662 99.98 1,972
1,971
BRAVO Residential Funding Trust 04/08/25 5,637,150 99.99 5,637
5,642
BRCK Trust 11/26/25 3,948,000 100.00 3,948
3,881
BRCK Trust 11/26/25 3,836,000 101.28 3,885
3,790
Brooklyn Union Gas Co. (The) 09/05/25 2,208,000 99.11 2,188
2,152
Bulgaria Government International Bond 07/08/26 EUR 1,837,000 112.54 2,067
2,066
Business Jet Securities LLC 09/06/24 1,684,302 100.00 1,684
1,676
BX Commercial Mortgage Trust 05/02/24 4,387,600 99.78 4,378
4,393
BX Trust 01/24/24 15,622,000 99.78 15,587
15,526
BX Trust 02/20/25 7,778,150 99.82 7,764
7,757
BX Trust 02/20/25 2,305,780 99.82 2,302
2,297
BX Trust 06/13/25 4,379,158 99.76 4,369
4,379
BX Trust 02/05/26 14,619,000 100.00 14,619
14,506
BX Trust 06/30/26 4,135,445 100.16 4,142
4,123
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.47 13,364
10,669
CAMB Commercial Mortgage Trust 09/24/24 5,889,000 82.32 4,848
4,304
Carnival Corp., Ltd. 03/25/25 1,890,000 97.53 1,843
1,851
Cellnex Finance Co. SA 10/30/24 1,785,000 80.19 1,431
1,383
Cemex SAB de CV 12/04/25 1,712,000 101.04 1,730
1,705
Chase Home Lending Mortgage Trust 03/09/26 6,558,639 100.67 6,602
6,523
Chase Home Lending Mortgage Trust 07/23/26 7,600,000 99.69 7,577
7,577
Cheniere Energy Partners, LP 05/26/26 1,305,000 99.55 1,299
1,268
Cheniere Energy Partners, LP 05/26/26 830,000 99.85 829
796
Cheniere Energy, Inc. 03/05/26 495,000 99.60 493
479
Cheniere Energy, Inc. 03/05/26 530,000 99.61 528
506
CIMIC Finance, Ltd. 04/15/26 925,000 99.19 918
904

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Citadel Securities Global Holdings LLC 03/24/26 1,489,000 98.48 1,466
1,447
Cleveland Electric Illuminating Co. (The) 07/08/25 1,074,000 98.06 1,053
1,051
CLI Funding LLC 07/24/24 2,582,758 100.47 2,595
2,565
Columbia Pipelines Holding Co. LLC 06/16/25 2,130,000 102.39 2,181
2,179
Constellation Software, Inc. 04/06/26 1,442,000 100.58 1,450
1,441
Credit Agricole SA 04/17/24 2,860,000 96.64 2,764
2,810
Credit Agricole SA 10/30/24 1,300,000 94.18 1,224
1,219
CTR Partnership, LP / CareTrust Capital Corp. 06/16/25 1,568,000 97.05 1,522
1,527
Daimler Truck Finance North America LLC 10/30/24 1,710,000 100.86 1,725
1,691
Danske Bank A/S 10/30/24 3,120,000 101.88 3,179
3,173
DBGS Mortgage Trust 04/03/19 4,612,000 100.87 4,652
3,846
DK Trust 03/01/24 4,021,000 100.00 4,021
4,024
Dresdner Funding Trust I 04/25/24 995,000 105.03 1,045
1,062
DT Midstream, Inc. 06/16/25 2,069,000 97.00 2,007
2,018
Eagle Funding Luxco SARL 07/28/25 5,100,000 99.79 5,089
5,092
Element Fleet Management Corp. 12/04/25 1,505,000 104.36 1,571
1,551
Ellington Financial Mortgage Trust 12/10/24 2,537,488 99.99 2,537
2,535
EMD Finance LLC 08/12/25 580,000 99.50 577
559
EMD Finance LLC 08/12/25 910,000 99.83 908
882
Enel Finance International NV 06/16/25 3,072,000 95.64 2,938
2,924
Engie Energia Chile SA 04/06/26 1,694,000 93.91 1,591
1,585
Eni SpA 05/11/26 1,270,000 98.11 1,246
1,198
Entegris, Inc. 08/06/24 3,660,000 98.60 3,609
3,603
EQT Trust 07/01/26 5,224,000 100.00 5,224
5,225
EQT Trust 07/01/26 10,841,000 100.04 10,846
10,844
Experian Finance PLC 06/25/26 1,244,000 93.44 1,162
1,151
FedEx Freight Holding Co., Inc. 02/27/26 1,722,000 100.20 1,725
1,692
FIGRE Trust 03/19/24 3,428,842 100.03 3,430
3,468
FIGRE Trust 06/06/24 766,776 100.95 774
776
FIGRE Trust 09/05/24 1,134,223 102.57 1,163
1,151
FIGRE Trust 09/09/24 1,886,379 100.00 1,886
1,874
FIGRE Trust 12/11/24 1,803,792 100.39 1,811
1,807
FIGRE Trust 12/11/24 2,550,429 99.98 2,550
2,553
FIGRE Trust 02/20/25 724,462 103.39 749
748
FIGRE Trust 03/20/25 3,356,807 100.08 3,359
3,356
FIGRE Trust 04/30/25 894,896 100.93 903
896
FIGRE Trust 05/07/25 2,563,546 101.03 2,590
2,581
FIGRE Trust 08/27/25 1,222,063 101.33 1,238
1,222
FIGRE Trust 10/15/25 1,751,309 99.99 1,751
1,721
FirstEnergy Transmission LLC 12/04/25 1,762,000 97.41 1,716
1,693
Flatiron CLO, Ltd. 03/24/25 2,500,000 100.00 2,500
2,504
Flutter Treasury DAC 04/06/26 1,956,000 99.16 1,940
1,934
Foundry JV Holdco LLC 02/04/25 3,265,000 101.05 3,299
3,334
French Republic Government Treasury Bond 05/12/26 EUR 8,626,000 115.82 9,991
9,878
French Republic Government Treasury Bond 07/15/26 EUR 29,000,000 112.69 32,680
32,953
Fresenius Medical Care US Finance III, Inc. 05/04/26 1,363,000 97.05 1,323
1,317
GABX Leasing LLC 03/10/26 745,000 99.78 743
720
Gartner, Inc. 03/25/25 2,829,000 95.97 2,715
2,665
GBX Leasing LLC 01/27/26 3,781,068 99.97 3,780
3,656
GFL Environmental, Inc. 05/01/25 398,000 103.36 411
403
GFL Environmental, Inc. 06/16/25 2,508,000 97.29 2,440
2,440
Gildan Activewear, Inc. 09/23/25 552,000 99.88 551
529
Gildan Activewear, Inc. 09/23/25 552,000 99.94 552
539
Glencore Funding LLC 11/12/24 648,000 101.54 658
651
Global Net Lease, Inc. 11/04/25 1,027,000 98.33 1,010
1,002
Gracechurch Mortgage Financing Trust 10/21/25 938,000 90.14 846
830
GSAA Home Equity Trust 10/21/15 39,263 64.20 25
54
Hazine Mustesarligi Varlik Kiralama AS 06/25/26 3,630,000 99.76 3,621
3,614
HMH Trust 06/09/17 7,770,000 99.96 7,767
—
Home RE, Ltd. 07/23/21 482,091 100.00 482
484
Home RE, Ltd. 05/09/25 2,000,000 112.22 2,244
2,198
Horseshoe Funding Trust II 05/05/26 1,030,000 100.55 1,036
1,027
Hudson Yards Mortgage Trust 01/07/25 3,405,000 100.46 3,421
3,466
Hungary Government International Bond 07/07/26 EUR 1,958,000 113.60 2,224
2,211
Hungary Government International Bond 07/07/26 EUR 1,329,000 113.99 1,515
1,485
HUT 8 DC LLC 04/27/26 1,285,000 100.14 1,287
1,247
Hyundai Capital America 10/30/24 970,000 95.81 929
930
Hyundai Capital America 10/30/24 1,430,000 97.20 1,390
1,391

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 209
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
ICICI Bank, Ltd. 09/06/24 1,467,000 99.18 1,455
1,445
Imperial Brands Finance PLC 06/24/25 2,100,000 100.24 2,105
2,038
Imperial Brands Finance PLC 10/14/25 2,813,000 98.97 2,784
2,729
Indianapolis Power & Light Co. 10/30/24 1,365,000 101.14 1,381
1,281
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 97.52 2,296
2,310
InRetail Consumer 01/05/24 2,843,000 96.30 2,738
2,741
International Flavors & Fragrances, Inc. 10/30/24 966,000 89.00 860
864
International Flavors & Fragrances, Inc. 11/12/24 213,000 96.47 206
206
Intesa Sanpaolo SpA 08/09/23 2,627,000 99.06 2,602
2,802
Irwin Home Equity Loan Trust 06/30/15 3,910 100.60 4
4
JPMorgan Mortgage Trust 06/05/20 61,137 102.54 63
54
JPMorgan Mortgage Trust 06/05/20 115,237 103.07 119
105
JPMorgan Mortgage Trust 03/30/21 357,871 101.82 364
311
JPMorgan Mortgage Trust 04/26/21 9,503,879 101.63 9,658
8,835
JPMorgan Mortgage Trust 01/26/22 7,926,404 99.19 7,862
6,953
JPMorgan Mortgage Trust 04/27/22 3,651,913 96.03 3,507
3,287
JPMorgan Mortgage Trust 03/10/23 4,723,125 89.12 4,209
4,179
JPMorgan Mortgage Trust 04/20/23 2,019,796 89.02 1,798
1,778
JPMorgan Mortgage Trust 12/05/24 848,245 100.54 853
849
JPMorgan Mortgage Trust 12/18/24 785,448 100.35 788
786
JPMorgan Mortgage Trust 01/29/25 1,536,884 99.99 1,537
1,539
JPMorgan Mortgage Trust 02/26/25 5,160,000 100.00 5,160
5,157
JPMorgan Mortgage Trust 03/18/25 3,375,323 99.99 3,375
3,376
JPMorgan Mortgage Trust 07/30/25 4,642,205 100.00 4,642
4,650
JPMorgan Mortgage Trust 09/26/25 1,677,431 99.99 1,677
1,665
JPMorgan Mortgage Trust 02/18/26 6,195,768 99.77 6,181
6,116
JPMorgan Mortgage Trust 06/23/26 2,879,956 99.76 2,873
2,872
JPMorgan Wealth Management 07/30/20 1,215,087 103.11 1,253
1,041
LG Energy Solution, Ltd. 09/05/25 2,622,000 102.65 2,691
2,659
Liberty Mutual Group, Inc. 05/03/22 218,000 127.84 279
234
Louisiana-Pacific Corp. 12/04/25 2,050,000 97.37 1,996
1,965
LSEG US Fin Corp. 03/16/26 690,000 99.06 684
671
Macquarie Airfinance Holdings, Ltd. 10/30/24 350,000 102.31 358
359
Macquarie Airfinance Holdings, Ltd. 10/30/24 510,000 103.51 528
529
Macquarie Airfinance Holdings, Ltd. 10/30/24 1,235,000 99.08 1,224
1,224
Macquarie Group, Ltd. 10/30/24 1,705,000 97.65 1,665
1,698
Magnetite CLO, Ltd. 01/28/25 3,370,000 100.00 3,370
3,366
Marks & Spencer PLC 09/16/24 2,667,000 109.34 2,918
2,850
Mars, Inc. 03/05/25 400,000 100.31 401
399
Mars, Inc. 03/05/25 1,595,000 100.32 1,600
1,572
Mars, Inc. 03/05/25 1,255,000 99.71 1,251
1,186
Mars, Inc. 03/05/25 785,000 99.84 784
742
Mattel, Inc. 02/11/25 3,000,000 96.33 2,890
2,893
Meritage Homes Corp. 10/14/25 1,761,000 98.37 1,732
1,704
Mexico Generadora de Energia S de RL de CV 04/04/23 1,392,245 97.63 1,359
1,384
MF1 Multifamily Housing Mortgage Trust 07/19/23 1,228,994 100.21 1,232
1,231
MF1 Multifamily Housing Mortgage Trust 12/03/24 2,367,694 100.00 2,368
2,370
MF1 Multifamily Housing Mortgage Trust 04/30/26 15,220,000 100.00 15,220
15,241
Midwest Connector Capital Co. LLC 06/05/26 2,113,000 99.16 2,095
2,091
Mizuho Bank, Ltd. 04/08/26 2,490,000 99.98 2,490
2,432
Mobility Global, Inc. 06/05/26 2,043,000 99.97 2,043
2,034
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.07 24
23
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 0.21 122
122
Motiva Enterprises LLC 04/06/26 1,234,000 108.40 1,338
1,306
National Australia Bank, Ltd. 10/30/24 2,230,000 89.82 2,003
1,994
News Corp. 02/11/25 3,023,000 95.96 2,901
2,911
NGPL PipeCo LLC 09/26/19 2,298,000 121.89 2,801
2,600
Nippon Life Insurance Co. 03/25/26 697,000 100.00 697
688
Nissan Motor Co., Ltd. 10/01/25 3,052,000 98.45 3,005
2,995
Nissan Motor Co., Ltd. 02/03/26 487,000 93.92 457
451
Nomura Resecuritization Trust 10/23/15 232,674 95.78 223
230
Nordea Bank Abp 11/04/25 1,583,000 99.93 1,582
1,566
Northwestern Mutual Life Insurance Co. (The) 05/18/26 1,390,000 100.13 1,392
1,352
NTT Finance Corp. 06/25/26 1,287,000 100.97 1,299
1,292
Nuveen LLC 10/30/24 815,000 98.73 805
804
NYC Commercial Mortgage Trust 05/07/26 7,750,000 100.00 7,750
7,641
NYC Commercial Mortgage Trust 05/07/26 7,750,000 100.00 7,750
7,654
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,821

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
OBX Trust 06/25/26 10,841,534 100.22 10,865
10,847
OCP CLO, Ltd. 04/01/25 3,800,000 99.95 3,798
3,804
OCP CLO, Ltd. 09/17/25 2,900,000 100.00 2,900
2,901
OCP Euro CLO DAC 02/13/26 EUR 6,200,000 118.75 7,363
7,151
OCP Euro CLO DAC 03/10/26 EUR 1,200,000 116.09 1,393
1,386
Peace Park CLO, Ltd. 12/04/25 6,991,000 100.13 7,000
6,991
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 1,405,000 104.41 1,467
1,454
Petroleos Mexicanos 07/20/26 EUR 280,000 115.68 324
326
Petroleos Mexicanos 07/21/26 EUR 1,089,000 115.35 1,256
1,269
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 337,000 96.57 325
341
Preston Ridge Partners Mortgage Trust 10/07/24 3,280,446 96.86 3,178
3,204
Preston Ridge Partners Mortgage Trust 11/08/24 1,089,835 100.00 1,090
1,090
Preston Ridge Partners Mortgage Trust 11/26/24 623,539 100.00 624
622
Preston Ridge Partners Mortgage Trust 06/03/25 4,190,298 99.91 4,187
4,179
Preston Ridge Partners Mortgage Trust 07/24/25 2,175,950 99.88 2,173
2,168
Preston Ridge Partners Mortgage Trust 08/08/25 6,574,505 98.72 6,490
6,438
Preston Ridge Partners Mortgage Trust 08/19/25 3,079,100 99.93 3,077
3,067
Preston Ridge Partners Mortgage Trust 10/14/25 1,778,000 99.99 1,778
1,761
Preston Ridge Partners Mortgage Trust 01/22/26 1,331,900 100.00 1,332
1,309
Preston Ridge Partners Mortgage Trust 01/22/26 1,900,000 100.00 1,900
1,872
Preston Ridge Partners Mortgage Trust 01/22/26 1,900,000 99.99 1,900
1,875
Preston Ridge Partners Mortgage Trust 02/19/26 2,310,000 98.30 2,271
2,234
Preston Ridge Partners Mortgage Trust 02/27/26 1,001,000 99.12 992
981
Preston Ridge Partners Mortgage Trust 02/27/26 1,263,000 99.15 1,252
1,236
Preston Ridge Partners Mortgage Trust 03/03/26 2,000,000 98.83 1,977
1,963
Preston Ridge Partners Mortgage Trust 03/26/26 6,145,901 99.92 6,141
6,131
Preston Ridge Partners Mortgage Trust 06/02/26 5,400,000 98.75 5,333
5,287
Preston Ridge Partners Mortgage Trust 06/09/26 3,335,327 99.99 3,335
3,336
Preston Ridge Partners Mortgage Trust 07/01/26 4,198,750 99.44 4,175
4,153
Promigas SA ESP / Gases del Pacifico SAC 02/27/26 1,493,000 94.80 1,415
1,407
Prosus NV 08/04/22 2,853,000 92.01 2,625
2,703
Prosus NV 10/30/24 1,930,000 67.95 1,311
1,241
Radnor RE, Ltd. 11/24/25 571,584 100.82 576
573
RCKT Mortgage Trust 07/13/23 402,511 100.14 403
402
RCKT Mortgage Trust 02/15/24 1,386,298 99.96 1,386
1,389
RCKT Mortgage Trust 03/19/24 1,945,149 99.96 1,944
1,950
RCKT Mortgage Trust 08/14/24 1,606,925 99.97 1,606
1,603
RCKT Mortgage Trust 12/12/24 1,199,363 100.62 1,207
1,201
RCKT Mortgage Trust 12/12/24 5,212,532 99.97 5,211
5,217
RCKT Mortgage Trust 02/20/25 998,000 100.49 1,003
1,000
RCKT Mortgage Trust 02/26/25 5,271,704 99.99 5,271
5,270
RCKT Mortgage Trust 02/26/26 5,513,000 101.10 5,574
5,506
Reliance Industries, Ltd. 12/12/24 1,732,000 98.55 1,707
1,705
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 1,475,000 92.23 1,360
1,326
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 748,000 81.12 607
626
RFR Trust 02/18/25 6,748,000 100.05 6,751
6,734
RFR Trust 02/18/25 5,579,000 99.99 5,578
5,538
RFR Trust 03/10/26 2,538,000 101.95 2,588
2,540
Rockies Express Pipeline LLC 07/07/22 403,000 94.72 382
405
Rockies Express Pipeline LLC 08/07/23 1,088,000 98.87 1,076
1,074
Rockies Express Pipeline LLC 12/06/23 458,000 94.01 431
446
Rockies Express Pipeline LLC 09/17/24 159,000 105.36 168
167
Rogers Communications, Inc. 02/02/24 565,000 97.33 550
562
Rre Loan Management DAC 02/10/26 EUR 11,700,000 118.96 13,918
13,477
Sabal Trail Transmission LLC 09/16/24 2,479,000 99.75 2,473
2,456
SABIC Capital II BV 05/04/26 2,425,000 99.46 2,412
2,391
Saluda Grade Alternative Mortgage Trust 11/17/23 2,085,988 101.45 2,116
2,123
Saluda Grade Alternative Mortgage Trust 02/07/24 1,364,609 101.99 1,392
1,382
Saluda Grade Alternative Mortgage Trust 04/05/24 4,379,867 99.98 4,379
4,409
Saluda Grade Alternative Mortgage Trust 10/16/24 1,397,783 101.33 1,416
1,407
Saluda Grade Alternative Mortgage Trust 07/10/25 4,702,497 100.00 4,703
4,727
Saluda Grade Alternative Mortgage Trust 03/06/26 3,059,314 101.36 3,101
3,079
Sammons Financial Group, Inc. 10/30/24 1,645,000 99.45 1,636
1,641
Santos Finance, Ltd. 11/05/25 850,000 99.58 846
839
Saudi Arabian Oil Co. 08/08/23 2,394,000 88.92 2,129
2,048
Sealed Air Corp. 04/22/20 1,164,000 101.52 1,182
1,138
Sequoia Mortgage Trust 10/21/16 318,903 102.27 326
292
SMBC Aviation Capital Finance DAC 10/30/24 1,795,000 101.05 1,814
1,778

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 211
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Smithfield Foods, Inc. 10/30/24 1,430,000 90.61 1,296
1,301
Smithfield Foods, Inc. 06/05/26 1,725,000 100.36 1,731
1,727
Societe Generale SA 12/04/25 2,124,000 102.90 2,186
2,149
Sompo Holdings, Inc. 04/15/26 1,770,000 99.84 1,767
1,700
Standard Chartered PLC 11/08/23 430,000 92.04 396
435
Standard Chartered PLC 01/14/26 1,461,000 93.20 1,362
1,323
Standard Chartered PLC 06/25/26 2,087,000 98.76 2,061
2,046
Stellantis Financial Services US Corp. 05/27/26 1,650,000 99.75 1,646
1,618
Sumisho Air Lease Corp. 03/10/26 495,000 99.64 493
482
TCO Commercial Mortgage Trust 12/06/24 3,910,000 99.77 3,901
3,909
Textainer Marine Containers VII, Ltd. 08/06/24 3,583,692 100.00 3,584
3,504
Topaz Solar Farms LLC 04/02/25 84 97.79 —
—
TORY Commercial Mortgage Trust 01/09/26 11,173,000 100.00 11,173
10,791
Towd Point Mortgage Trust 10/19/23 1,381,633 99.98 1,381
1,383
Towd Point Mortgage Trust 02/26/26 3,644,000 101.65 3,704
3,651
Transportadora de Gas Internacional SA ESP 12/04/25 1,708,000 101.28 1,730
1,707
UBS Group AG 10/30/24 1,040,000 88.24 918
912
UniCredit SpA 06/08/26 2,146,000 105.21 2,258
2,242
United Airlines, Inc. 12/04/25 1,688,000 99.69 1,683
1,659
Unum Group 10/30/24 1,385,000 81.26 1,125
1,093
Vantage Data Centers Germany Borrower Lux SARL 05/22/25 EUR 6,578,000 112.78 7,419
7,507
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 6,995,000 129.39 9,051
9,456
Var Energi ASA 12/05/23 2,622,000 101.83 2,670
2,712
VDCM Commercial Mortgage Trust 06/24/25 3,311,000 100.00 3,311
3,231
VDCM Commercial Mortgage Trust 06/24/25 7,890,000 99.79 7,873
7,742
Vistra Operations Co. LLC 10/30/24 6,063,000 98.54 5,971
5,914
VSP Optical Group, Inc. 05/05/26 345,000 99.72 344
342
VSP Optical Group, Inc. 05/05/26 485,000 99.90 485
480
Wellesley Park CLO, Ltd. 10/10/25 4,200,000 100.00 4,200
4,166
Wilton RE, Ltd. 06/25/26 129,000 95.47 123
121
WMG Acquisition Corp. 12/11/25 2,500,000 96.32 2,408
2,354
Woori Bank 02/27/26 2,529,000 104.36 2,639
2,602
WSP Global, Inc. 05/04/26 2,310,000 99.49 2,298
2,227
Yara International ASA 07/15/24 2,861,000 99.42 2,844 2,856
838,429
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts)
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 85 USD 5,977 09/26
27
British Pound Currency Futures 24 USD 2,022 09/26
26
Commonwealth 10 Year Treasury Bond Futures 205 AUD 22,165 09/26
(60)
Euro Currency Futures 63 USD 9,096 09/26
(19)
Euro-Buxl 30 Year Bond Futures 124 EUR 13,122 09/26
(316)
Long Gilt Futures 278 GBP 24,044 09/26
(612)
New Zealand Dollar Currency Futures 205 USD 12,090 09/26
169
Three Month SONIA Index Futures 81 GBP 19,365 09/27
6
United States 2 Year Treasury Note Futures 1,625 USD 334,115 09/26
(770)
United States 5 Year Treasury Note Futures 1,845 USD 195,527 09/26
(1,027)
United States 10 Year Treasury Note Futures 1,825 USD 197,100 09/26
(2,672)
United States 10 Year Ultra Treasury Note Futures 2,400 USD 263,287 09/26
(3,305)
United States Treasury Long Bond Futures 624 USD 67,587 09/26
(1,820)
United States Treasury Ultra Bond Futures 1,115 USD 122,302 09/26 (4,175)
Short Positions
Euro-Bobl Futures 96 EUR 10,929 09/26
103

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts)
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Euro-Btp Futures 33 EUR 3,835 09/26
(12)
Euro-Bund Futures 388 EUR 48,252 09/26
616
Euro-Schatz Futures 16 EUR 1,687 09/26
—
Japanese 10 Year Government Bond Futures 120 JPY 15,248,400 09/26
354
Japanese Yen Currency Futures 77 USD 6,078 09/26
(37)
Norwegian Krone Currency Futures 28 USD 5,904 09/26
(53)
Swedish Krona Currency Futures 29 USD 6,106 09/26
28
Swiss Franc Currency Futures 116 USD 18,023 09/26
304
United States 2 Year Treasury Note Futures 891 USD 183,198 09/26
400
United States 10 Year Treasury Note Futures 130 USD 14,040 09/26
206
United States 10 Year Ultra Treasury Note Futures 198 USD 21,721 09/26 532
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (12,107)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 586 BRL 2,977 08/04/26 1
Citigroup USD 647 BRL 3,389 08/04/26 21
Citigroup USD 1,036 BRL 5,262 08/04/26 2
Citigroup USD 1,179 BRL 6,018 08/04/26 8
Citigroup USD 1,209 BRL 6,141 08/04/26 2
Citigroup USD 1,452 BRL 7,373 08/04/26 2
Citigroup USD 1,511 BRL 7,712 08/04/26 11
Citigroup USD 1,541 BRL 7,824 08/04/26 2
Citigroup USD 1,590 BRL 8,304 08/04/26 48
Citigroup USD 1,597 BRL 8,107 08/04/26 3
Citigroup USD 1,620 BRL 8,476 08/04/26 52
Citigroup USD 1,656 BRL 8,406 08/04/26 3
Citigroup USD 1,735 BRL 8,810 08/04/26 3
Citigroup USD 4,117 BRL 21,001 08/04/26 26
Citigroup USD 573 BRL 2,977 11/04/26 2
Citigroup USD 6,532 CNY 44,010 10/22/26 (8)
Citigroup USD 397 COP 1,312,169 10/22/26 11
Citigroup USD 397 COP 1,307,400 10/22/26 10
Citigroup USD 480 COP 1,567,987 10/22/26 8
Citigroup USD 683 COP 2,283,291 10/22/26 28
Citigroup USD 825 COP 2,740,978 10/22/26 28
Citigroup USD 1,595 COP 5,337,559 10/22/26 66
Citigroup USD 1,415 GBP 1,055 10/22/26 8
Citigroup USD 4,919 GBP 3,660 10/22/26 13
Citigroup USD 2,021 JPY 325,289 10/22/26 37
Citigroup USD 3,018 TRY 153,701 10/22/26 8
Citigroup BRL 2,977 USD 585 08/04/26 (3)
Citigroup BRL 3,389 USD 668 08/04/26 (1)
Citigroup BRL 5,262 USD 1,024 08/04/26 (14)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 213
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup BRL 6,018 USD 1,185 08/04/26 (2)
Citigroup BRL 6,141 USD 1,203 08/04/26 (8)
Citigroup BRL 7,373 USD 1,433 08/04/26 (21)
Citigroup BRL 7,712 USD 1,519 08/04/26 (2)
Citigroup BRL 7,824 USD 1,537 08/04/26 (6)
Citigroup BRL 8,107 USD 1,593 08/04/26 (7)
Citigroup BRL 8,304 USD 1,636 08/04/26 (3)
Citigroup BRL 8,406 USD 1,620 08/04/26 (38)
Citigroup BRL 8,476 USD 1,669 08/04/26 (3)
Citigroup BRL 8,810 USD 1,684 08/04/26 (54)
Citigroup BRL 21,001 USD 4,136 08/04/26 (7)
Citigroup CNY 44,058 USD 6,540 10/22/26 9
Citigroup COP 2,678,353 USD 813 10/22/26 (21)
Citigroup COP 3,380,608 USD 1,027 10/22/26 (25)
Citigroup COP 38,589,088 USD 11,649 10/22/26 (365)
Citigroup EUR 5,572 GBP 4,780 10/22/26 (1)
Citigroup EUR 8,688 GBP 7,455 10/22/26 (1)
Citigroup EUR 180 USD 206 10/22/26 (2)
Citigroup EUR 300 USD 344 10/22/26 (3)
Citigroup EUR 1,100 USD 1,259 10/22/26 (13)
Citigroup EUR 1,825 USD 2,093 10/22/26 (18)
Citigroup EUR 3,220 USD 3,697 10/22/26 (28)
Citigroup EUR 5,046 USD 5,798 10/22/26 (39)
Citigroup EUR 47,954 USD 55,087 10/22/26 (385)
Citigroup GBP 7,240 EUR 8,484 10/22/26 28
Citigroup GBP 11,802 EUR 13,770 10/22/26 11
Citigroup GBP 3,620 USD 4,865 10/22/26 (13)
Citigroup GBP 3,660 USD 4,865 10/22/26 (67)
Citigroup HUF 352,421 USD 1,127 10/22/26 16
Citigroup HUF 762,309 USD 2,448 10/22/26 46
Citigroup JPY 3,064,686 USD 19,031 10/22/26 (352)
Citigroup MXN 95,696 USD 5,411 10/22/26 (78)
Citigroup THB 23,367 USD 696 10/22/26 (8)
Citigroup THB 31,000 USD 924 10/22/26 (11)
JPMorgan Chase EUR 39,086 USD 45,035 09/23/26 (126)
Royal Bank of Canada EUR 424 USD 486 09/23/26 (4)
State Street USD 4,869 EUR 4,262 09/23/26 55
State Street GBP 166 USD 221 09/23/26 (4)
State Street GBP 7,166 USD 9,626 09/23/26 (31)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,204)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 4,007
US Consumer Price
Index
(4)
1.950%
(4)
07/16/27
— 3 3
Citigroup USD 13,535
US Consumer Price
Index
(4)
1.950%
(4)
07/20/27
— 3 3
Citigroup USD 12,362
US Consumer Price
Index
(4)
2.067%
(4)
07/27/27
— (19) (19)
Citigroup USD 6,785
US Consumer Price
Index
(4)
2.045%
(4)
07/28/27
— (10) (10)
Citigroup BRL 6,950 14.478%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— 16 16
Citigroup BRL 8,560 12.783%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (113) (113)
Citigroup BRL 8,560 12.845%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (108) (108)
Citigroup BRL 10,306 13.150%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (107) (107)
Citigroup BRL 12,206 13.090%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (134) (134)
Citigroup BRL 15,311 14.050%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (20) (20)
Citigroup BRL 25,000
Brazil Interbank
Deposit Rate
(4)
14.140%
(4)
01/02/31
— 15 15
Citigroup BRL 30,688 13.100%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (335) (335)
Citigroup BRL 37,000 14.119%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (27) (27)
Citigroup USD 22,857
US Consumer Price
Index
(4)
2.624%
(4)
04/27/31
— 89 89
Citigroup USD 4,664
US Consumer Price
Index
(4)
2.670%
(4)
04/28/31
— 8 8
Citigroup USD 2,350
US Consumer Price
Index
(4)
2.623%
(4)
05/29/31
— (3) (3)
Citigroup USD 11,740
US Consumer Price
Index
(4)
2.638%
(4)
05/29/31
— (23) (23)
Citigroup USD 5,870
US Consumer Price
Index
(4)
2.675%
(4)
06/01/31
— (24) (24)
Citigroup USD 10,000
US Consumer Price
Index
(4)
2.375%
(4)
07/07/31
— 44 44
Citigroup NOK 16,897 4.570%
(4)
6 Month NIBOR
(3)
07/14/31
— (12) (12)
Citigroup NOK 9,240 4.636%
(4)
6 Month NIBOR
(3)
07/16/31
— (4) (4)
Citigroup NOK 9,255 4.630%
(4)
6 Month NIBOR
(3)
07/16/31
— (4) (4)
Citigroup USD 5,800
US Consumer Price
Index
(4)
2.398%
(4)
07/17/31
— 13 13
Citigroup NOK 9,182 4.630%
(4)
6 Month NIBOR
(3)
07/20/31
— (4) (4)
Citigroup NOK 10,263 4.713%
(4)
6 Month NIBOR
(3)
07/28/31
— — —
Citigroup JPY 284,986 TONAR
(4)
2.678%
(4)
07/31/36
— 7 7
Citigroup JPY 505,005 TONAR
(4)
2.676%
(4)
07/31/36
— 13 13
Citigroup JPY 505,005 TONAR
(4)
2.686%
(4)
07/31/36
— 11 11
Citigroup JPY 505,005 TONAR
(4)
2.675%
(4)
07/31/36
— 14 14
Citigroup CLP 270,082 6 Month CAMARA
(3)
5.323%
(3)
09/16/36
— 6 6
Citigroup CLP 275,460 6 Month CAMARA
(3)
5.390%
(3)
09/16/36
— 4 4
Citigroup CLP 302,192 6 Month CAMARA
(3)
5.225%
(3)
09/16/36
— 9 9
Citigroup CLP 302,192 6 Month CAMARA
(3)
5.292%
(3)
09/16/36
— 7 7
Citigroup EUR 1,550 6 Month EURIBOR
(3)
3.250%
(4)
08/15/56
— 26 26
Citigroup EUR 1,870 6 Month EURIBOR
(3)
3.245%
(4)
08/15/56
— 33 33
Citigroup EUR 1,870 6 Month EURIBOR
(3)
3.251%
(4)
08/15/56
— 31 31
Citigroup EUR 1,870 6 Month EURIBOR
(3)
3.248%
(4)
08/15/56
— 32 32
Citigroup EUR 2,000 6 Month EURIBOR
(3)
3.069%
(4)
08/15/56
— 115 115

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 215
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup EUR 4,980 6 Month EURIBOR
(3)
3.254%
(4)
08/15/56 — 79 79
Total Open Interest Rate Swap Contracts (å) — (369) (369)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
iTraxx Europe Crossover Index
Series 45 Citigroup EUR 6,120 (5.000%)
(2)
06/20/31 (708) 5 (703)
Total Open Credit Indices - Purchase Protection Contracts (708) 5 (703)
Sovereign Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Mexico Government
International Bond
Barclays 0.864% USD 6,657 (1.000%)
(2)
06/20/31
29 (69) (40)
Total Open Sovereign Issues - Purchase Protection Contracts 29 (69) (40)
Total Open Credit Default Swap Contracts (å) (679) (64) (743)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 129,402 $ —
$ —
$ 129,402
Corporate Bonds and Notes — 606,191 —
—
606,191
International Debt — 286,058 —
—
286,058
Mortgage-Backed Securities — 586,776 —
—
586,776
Non-US Bonds — 138,772 —
—
138,772
United States Government Treasuries — 247,191 —
—
247,191
Investments in Affiliated Funds 34,884 — — — 34,884
Short-Term Investments — 163,999 — 141,999 305,998
Total Investments
34,884 2,158,389 — 141,999 2,335,272
Other Financial Instruments
Assets
Futures Contracts 2,771 — — — 2,771

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — 568 — — 568
Interest Rate Swap Contracts — 578 — — 578
Liabilities
Futures Contracts (14,878) — — — (14,878)
Foreign Currency Exchange Contracts — (1,772) — — (1,772)
Interest Rate Swap Contracts — (947) — — (947)
Credit Default Swap Contracts — (743) — — (743)
Total Other Financial Instruments
*
$ (12,107) $ (2,316) $ — $ — $ (14,423)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
8,013 0 .3
Bermuda .............................................................................................
7,076 0 .3
Brazil ..................................................................................................
5,789 0 .3
Bulgaria ..............................................................................................
2,066 0 .1
Canada ................................................................................................
33,827 1 .4
Cayman Islands ..................................................................................
40,703 1 .7
Chile ...................................................................................................
3,603 0 .2
China ..................................................................................................
7,447 0 .3
Colombia ............................................................................................
3,114 0 .1
Denmark .............................................................................................
3,173 0 .1
Finland ...............................................................................................
1,566 0 .1
France .................................................................................................
59,281 2 .5
Germany .............................................................................................
12,424 0 .5
Hungary ..............................................................................................
7,048 0 .3
Iceland ................................................................................................
5,680 0 .2
India ...................................................................................................
6,158 0 .3
Indonesia ............................................................................................
2,015 0 .1
Ireland ................................................................................................
37,890 1 .6
Italy ....................................................................................................
12,083 0 .5
Japan ..................................................................................................
24,986 1 .1
Jersey ..................................................................................................
9,456 0 .4

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 217
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Luxembourg .......................................................................................
7,507 0 .3
Mexico ...............................................................................................
48,708 2 .1
Netherlands ........................................................................................
1,793 0 .1
Norway ...............................................................................................
2,712 0 .1
Peru ....................................................................................................
4,476 0 .2
Saudi Arabia .......................................................................................
4,439 0 .2
Singapore ...........................................................................................
606 — **
South Korea .......................................................................................
7,251 0 .3
Spain ..................................................................................................
3,084 0 .1
Switzerland ........................................................................................
912 — **
Turkey ................................................................................................
3,614 0 .2
United Kingdom .................................................................................
46,331 2 .0
United States ......................................................................................
1,910,441 81 .0
Total Investments ............................................................................... 2,335,272 99 .0
** Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2026 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Russell Investments Core Plus Bond
ETF $ — $ 35,300 $ — $ — $ (416) $ 34,884 $ — $ —
U.S. Cash Management Fund 128,493 1,402,759 1,389,285 26 6 141,999 4,532 —
$ 128,493 $ 1,438,059 $ 1,389,285 $ 26 $ (410) $ 176,883 $ 4,532 $ —

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 92.8%
Asset-Backed Securities - 4.7%
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 595 594
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 4,284 4,288
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 862 858
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,320 1,311
Credit-Based Asset Servicing and
Securitization LLC
Series 2004-CB7 Class AF5
3.173% due 09/25/34 (~)(Ê) 8 8
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,175 1,174
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 421 424
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 312 322
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 1,684 1,704
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 487 494
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 959 953
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,145 1,146
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 810 811
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 985 985
Series 2025-HE5 Class A
5.285% due 08/25/55 (~)(Ê)(Þ) 790 781
Series 2025-HE8 Class A
5.206% due 11/25/55 (~)(Ê)(Þ) 837 824
GBX Leasing LLC
Series 2026-1A Class A
5.130% due 02/20/56 (Þ) 1,791 1,732
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
5.758% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 300 292
JPMorgan Mortgage Trust
Series 2023-HE1 Class A1
5.371% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 718 718
Series 2024-HE2 Class A1
4.821% due 10/20/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 874 874
Series 2024-HE3 Class A1
4.821% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 759 759
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 535 536
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 1,466 1,466
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 799 793
Series 2025-HE1 Class M1
5.021% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,230 2,229
Series 2025-HE2 Class A1
4.871% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 1,581 1,584
Series 2026-CES1 Class A1A
4.909% due 06/25/56 (~)(Ê)(Þ) 2,124 2,097
OneSky Loan Trust
Series 2021-1 Class A
3.875% due 01/15/31 1,086 1,041
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 680 681
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 953 955
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 1,249 1,255
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 542 543
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 822 820
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 2,296 2,298
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 2,301 2,300
Series 2025-CES4 Class A1A
5.811% due 04/25/55 (~)(Ê)(Þ) 730 732
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 901 917
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 670 678
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 696 701
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,177 2,192
Series 2025-LOC4 Class A1A
5.366% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,102 2,112
46,982
Corporate Bonds and Notes - 29.4%
Consumer Discretionary - 3.7%
Amazon.com, Inc.
4.550% due 03/13/33 855 825
4.875% due 03/13/36 1,420 1,356
5.300% due 07/09/36 875 859
5.800% due 03/13/56 630 580
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1 Class AA
3.650% due 08/15/30 1,441 1,406

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-1 Class A
4.900% due 11/11/39 3,770 3,592
Carnival Corp., Ltd.
4.000% due 08/01/28 (Þ) 351 344
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
6.100% due 06/01/29 795 806
3.900% due 06/01/52 1,330 794
6.700% due 12/01/55 630 556
Choice Hotels International, Inc.
3.700% due 12/01/29 331 317
Comcast Corp.
3.400% due 04/01/30 480 452
6.450% due 03/15/37 835 861
3.999% due 11/01/49 265 177
Corning, Inc.
5.450% due 11/15/79 274 234
Darden Restaurants, Inc.
4.550% due 02/15/48 202 159
Delta Air Lines, Inc.
4.950% due 07/10/28 1,060 1,062
eBay, Inc.
2.700% due 03/11/30 493 455
Ford Motor Co.
7.400% due 11/01/46 150 153
Ford Motor Credit Co. LLC
5.850% due 05/17/27 1,154 1,162
4.950% due 05/28/27 1,096 1,096
5.113% due 05/03/29 626 620
Fox Corp.
4.709% due 01/25/29 338 336
5.576% due 01/25/49 275 246
General Motors Co.
5.350% due 04/15/28 770 777
5.200% due 04/01/45 302 258
Genuine Parts Co.
6.500% due 11/01/28 403 416
Hyatt Hotels Corp.
4.375% due 09/15/28 363 360
5.750% due 04/23/30 279 284
Las Vegas Sands Corp.
3.900% due 08/08/29 262 252
5.300% due 05/15/31 940 927
Marriott International, Inc.
4.800% due 03/15/30 418 416
Mattel, Inc.
3.750% due 04/01/29 (Þ) 402 388
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 124
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 408 395
Paramount Global
5.900% due 10/15/40 380 277
4.600% due 01/15/45 235 142
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 364
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 330
Sekisui House US, Inc.
3.850% due 01/15/30 444 420
Space Exploration Technologies Corp.
5.350% due 07/15/31 (Þ) 1,260 1,227
5.650% due 07/15/33 (Þ) 550 527
5.875% due 07/15/36 (Þ) 1,260 1,178
Starbucks Corp.
4.300% due 06/15/45 314 250
Stellantis Finance US, Inc.
5.350% due 03/17/28 (Þ) 870 872
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 600 654
Time Warner Cable LLC
6.550% due 05/01/37 2,415 2,294
7.300% due 07/01/38 660 653
6.750% due 06/15/39 370 348
United Airlines Pass-Through Trust
Series 2019-1 Class AA
4.150% due 02/25/33 687 665
Series 2019-2 Class AA
2.700% due 11/01/33 589 533
Series 2023-1 Class A
5.800% due 07/15/37 1,540 1,574
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 1,942 1,908
Viking Ocean Cruises Ship VII, Ltd.
5.625% due 02/15/29 (Þ) 390 390
37,651
Consumer Staples - 0.8%
Altria Group, Inc.
3.400% due 02/04/41 397 294
Clorox Co. (The)
4.700% due 05/15/31 1,085 1,067
Conagra Brands, Inc.
4.850% due 11/01/28 364 363
Constellation Brands, Inc.
3.150% due 08/01/29 386 367
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
6.500% due 12/01/52 870 842
Keurig Dr Pepper, Inc.
3.950% due 04/15/29 694 678
Kraft Heinz Foods Co.
3.750% due 04/01/30 616 591
4.375% due 06/01/46 133 102
Maple Parent Holdings Corp.
4.750% due 03/26/29 (Þ) 780 777
PepsiCo, Inc.
3.375% due 07/29/49 561 382
Philip Morris International, Inc.
4.375% due 11/01/27 720 719
Smithfield Foods, Inc.
2.625% due 09/13/31 (Þ) 416 365
Sysco Corp.
5.950% due 04/01/30 309 317

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tyson Foods, Inc.
4.350% due 03/01/29 693 685
United Rentals North America, Inc.
6.000% due 12/15/29 (Þ) 374 379
7,928
Energy - 2.1%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 289 290
Baker Hughes Holdings LLC / Baker
Hughes Co-Obligor, Inc.
5.850% due 06/15/56 645 610
BP Capital Markets PLC
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 317 310
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29 697 672
2.742% due 12/31/39 695 582
Cheniere Energy, Inc.
5.200% due 07/30/36 (Þ) 585 566
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 307 314
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 108
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 515 511
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 324 316
Energy Transfer, LP
4.000% due 10/01/27 655 651
4.150% due 09/15/29 311 304
4.550% due 01/15/31 1,575 1,541
6.300% due 01/15/56 665 640
Enterprise Products Operating LLC
7.550% due 04/15/38 270 313
Hess Corp.
6.000% due 01/15/40 1,500 1,540
5.600% due 02/15/41 315 310
5.800% due 04/01/47 440 428
HF Sinclair Corp.
5.000% due 02/01/28 965 964
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 307 304
MPLX, LP
4.000% due 03/15/28 521 515
4.500% due 04/15/38 190 168
5.950% due 04/01/55 730 678
6.200% due 09/15/55 355 340
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 336
Occidental Petroleum Corp.
6.450% due 09/15/36 838 882
6.050% due 10/01/54 300 290
ONEOK, Inc.
4.550% due 07/15/28 1,000 997
Rio Grande LNG LLC
5.250% due 06/30/31 (Þ) 695 686
5.750% due 06/30/36 (Þ) 635 616
Sabal Trail Transmission LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.246% due 05/01/28 (Þ) 515 510
Targa Resources Corp.
6.150% due 03/01/29 504 519
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 462 430
8.375% due 06/15/32 515 590
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 175
Western Midstream Operating, LP
4.750% due 08/15/28 473 473
5.250% due 02/01/50 234 194
Williams Cos., Inc. (The)
3.750% due 06/15/27 770 766
4.900% due 03/15/29 682 683
21,122
Financial Services - 9.4%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 237 237
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 187 181
Apollo Global Management, Inc.
5.700% due 03/30/36 685 676
Ares Capital Corp.
3.200% due 11/15/31 384 334
Associated Banc-Corp.
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 418 428
Athene Global Funding
2.500% due 03/24/28 (Þ) 855 820
Athene Holding, Ltd.
3.950% due 05/25/51 352 231
Atlas Warehouse Lending Co., LP
4.625% due 11/15/28 (Þ) 935 922
5.250% due 01/15/33 (Þ) 715 691
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 298 292
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30 506 491
Bank of America Corp.
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 510 494
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 2,745 2,738
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,916
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 580 435
Bank of America National Association
Series BKNT
6.000% due 10/15/36 715 737
BankUnited, Inc.
5.125% due 06/11/30 315 310
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 465 279
BGC Group, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.600% due 06/10/29 297 305
Blackstone Secured Lending Fund
5.300% due 06/30/30 402 389
Block Financial LLC
2.500% due 07/15/28 370 353
Blue Owl Capital Corp.
2.875% due 06/11/28 371 352
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,470 1,475
Brighthouse Financial, Inc.
5.625% due 05/15/30 458 461
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 604
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 491 503
Carlyle Secured Lending, Inc.
5.750% due 02/15/31 466 442
Charles Schwab Corp. (The)
4.744% due 05/21/30 (SOFR +
0.780%)(Ê) 935 933
Citadel, LP
4.875% due 01/15/27 (Þ) 615 615
Citibank National Association
Series BKNT
4.914% due 05/29/30 1,790 1,794
Citigroup, Inc.
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 1,685 1,694
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,720 3,314
8.125% due 07/15/39 450 549
4.750% due 05/18/46 482 395
Citizens Financial Group, Inc.
5.641% due 05/21/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 335 332
CNO Financial Group, Inc.
5.250% due 05/30/29 365 365
Constellation Insurance, Inc.
6.800% due 01/24/30 (Þ) 615 610
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 311 303
CubeSmart , LP
4.375% due 02/15/29 770 762
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
5.950% due 09/17/30 (Þ) 775 742
Enact Holdings, Inc.
6.250% due 05/28/29 305 313
EPR Properties
4.950% due 04/15/28 182 181
Equifax, Inc.
4.800% due 09/15/29 288 287
Essent Group, Ltd.
6.250% due 07/01/29 763 785
Experian Finance US, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.350% due 08/24/36 (Þ) 1,135 1,101
F&G Annuities & Life, Inc.
7.400% due 01/13/28 361 370
Farmers Exchange Capital
7.050% due 07/15/28 (Þ) 810 835
Farmers Exchange Capital III
5.454% due 10/15/54 (CME Term
SOFR 3 Month + 3.716%)(Ê)(Þ) 660 613
Farmers Insurance Exchange
7.000% due 10/15/64 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.864%)(Ê)(Þ) 720 721
Fifth Third Bancorp
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 684 680
First Citizens Bank & Trust Co.
6.125% due 03/09/28 246 250
FNB Corp.
5.722% due 12/11/30 (SOFR +
1.930%)(Ê) 443 444
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 376 379
Goldman Sachs BDC, Inc.
5.100% due 01/28/29 327 319
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 1,220 1,250
Goldman Sachs Group, Inc. (The)
4.692% due 10/23/30 (SOFR +
1.135%)(Ê) 1,275 1,261
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 540 536
6.450% due 05/01/36 585 610
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 625 591
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 785 748
5.655% due 07/21/37 (SOFR +
1.450%)(Ê) 875 871
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,940 2,569
Goldman Sachs Private Credit Corp.
5.050% due 02/23/28 810 805
Golub Capital BDC, Inc.
7.050% due 12/05/28 299 307
Highwoods Realty, LP
4.125% due 03/15/28 353 348
Host Hotels & Resorts, LP
4.250% due 12/15/28 860 847
HSBC Bank (USA) National
Association
Series BKNT
7.000% due 01/15/39 1,435 1,580
Independent Bank Corp.
7.250% due 04/01/35 (CME Term
SOFR 3 Month + 3.530%)(Ê) 253 265
Jackson Financial, Inc.
3.125% due 11/23/31 505 448

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.150% due 01/15/37 785 767
Jackson National Life Global Funding
4.600% due 10/01/29 (Þ) 433 427
Jefferies Financial Group, Inc.
5.125% due 04/28/31 440 431
JPMorgan Chase & Co.
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,725 1,722
4.864% due 07/23/30 (SOFR +
0.845%)(Ê) 720 718
8.750% due 09/01/30 405 460
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 970 1,019
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 738
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 845 863
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 520 515
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 1,105 1,049
3.157% due 04/22/42 (CME Term
SOFR 3 Month + 1.460%)(Ê) 1,590 1,172
Kilroy Realty, LP
4.250% due 08/15/29 530 513
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 1,450 —
LPL Holdings, Inc.
6.750% due 11/17/28 493 511
Markel Group, Inc.
3.350% due 09/17/29 373 356
Mercury General Corp.
6.250% due 06/15/36 785 781
Morgan Stanley
4.868% due 07/12/29 (SOFR +
0.847%)(Ê) 790 790
5.230% due 01/15/31 (SOFR +
1.108%)(Ê) 2,445 2,457
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 855 853
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 900 917
5.664% due 04/17/36 (SOFR +
1.757%)(Ê) 1,130 1,134
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 910 862
Series MTN
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,708
Morgan Stanley Direct Lending Fund
6.000% due 05/19/30 394 389
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 700 881
New York Life Insurance Co.
5.875% due 05/15/33 (Þ) 680 695
NMI Holdings, Inc.
6.000% due 08/15/29 1,289 1,309
Nuveen Churchill Direct Lending Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.650% due 03/15/30 330 330
Oaktree Specialty Lending Corp.
6.340% due 02/27/30 291 288
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 503 502
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
SOFR + 2.796%)(Ê)(Þ) 255 194
Prologis Targeted US Logistics Fund,
LP
4.625% due 03/15/33 (Þ) 710 679
Protective Life Corp.
4.700% due 01/15/31 (Þ) 435 425
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 331 331
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 251 232
Sabra Health Care, LP
3.900% due 10/15/29 1,725 1,664
Santander Holdings USA, Inc.
6.174% due 01/09/30 (SOFR +
2.500%)(Ê) 256 262
5.040% due 06/05/30 (SOFR +
1.104%)(Ê) 945 941
SiriusPoint , Ltd.
7.000% due 04/05/29 276 286
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 345 348
SouthState Bank Corp.
7.000% due 06/13/35 (CME Term
SOFR 3 Month + 3.190%)(Ê) 414 429
State Street Corp.
3.031% due 11/01/34 (SOFR +
1.490%)(Ê) 453 423
4.926% due 06/01/77 (CME Term
SOFR 3 Month + 1.262%)(Ê) 410 361
Synchrony Financial
5.450% due 10/15/30 (SOFR +
1.346%)(Ê) 760 761
6.276% due 07/31/37 (SOFR +
2.029%)(Ê) 850 849
TPG Operating Group II, LP
4.875% due 05/15/31 930 909
Travelers Cos., Inc. (The)
4.950% due 07/24/31 950 949
Truist Financial Corp.
Series MTN
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 1,770 1,808
US Bancorp
4.481% due 01/26/32 (SOFR +
0.867%)(Ê) 1,165 1,135
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 223 216
Voya Financial, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 310 304
Webster Financial Corp.
4.100% due 03/25/29 305 297
Wells Fargo & Co.
4.970% due 04/23/29 (SOFR +
1.370%)(Ê) 810 813
4.182% due 01/23/30 (SOFR +
0.740%)(Ê) 785 772
5.244% due 01/24/31 (SOFR +
1.110%)(Ê) 1,035 1,042
5.950% due 12/01/86 100 100
Series B
7.950% due 11/15/29 292 317
Series MTN
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 1,040 1,049
Wells Fargo Bank National Association
5.950% due 08/26/36 630 644
Willis North America, Inc.
4.550% due 03/15/31 780 759
Zions Bancorp National Association
3.250% due 10/29/29 204 192
94,466
Health Care - 2.5%
AbbVie, Inc.
4.250% due 11/21/49 655 510
Aetna, Inc.
6.750% due 12/15/37 1,240 1,323
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 608 575
Amgen, Inc.
3.150% due 02/21/40 1,200 907
5.650% due 03/02/53 880 819
Centene Corp.
4.625% due 12/15/29 2,000 1,937
3.000% due 10/15/30 1,020 918
CommonSpirit Health
Series 2025
4.975% due 09/01/35 1,730 1,651
CVS Health Corp.
4.780% due 03/25/38 625 571
5.050% due 03/25/48 3,404 2,877
Eli Lilly & Co.
5.600% due 05/20/56 400 381
GE HealthCare Technologies, Inc.
4.150% due 12/15/28 1,255 1,240
4.800% due 08/14/29 755 755
HCA, Inc.
4.500% due 02/15/27 670 670
4.125% due 06/15/29 442 434
5.500% due 06/15/47 965 860
3.500% due 07/15/51 765 488
Health Care Service Corp. A Mutual
Legal Reserve Co.
5.200% due 06/15/29 (Þ) 745 749
Horizon Mutual Holdings, Inc.
6.200% due 11/15/34 (Þ) 1,000 943
Merck & Co., Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.450% due 12/04/32 840 818
2.750% due 12/10/51 515 298
5.550% due 12/04/55 480 448
PeaceHealth Obligated Group
4.335% due 11/15/28 1,070 1,061
4.855% due 11/15/32 780 766
Royalty Pharma PLC
5.200% due 09/25/35 980 954
3.350% due 09/02/51 280 178
UnitedHealth Group, Inc.
3.250% due 05/15/51 850 542
5.875% due 02/15/53 790 760
Universal Health Services, Inc.
2.650% due 10/15/30 253 226
24,659
Materials and Processing - 0.2%
FMC Corp.
8.000% due 06/01/31 (Þ) 285 294
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 402 385
United States Steel Corp.
5.200% due 08/01/31 (Þ) 1,020 1,010
1,689
Producer Durables - 1.2%
Allegion PLC
3.500% due 10/01/29 259 248
Allegion US Holding Co., Inc.
3.550% due 10/01/27 386 381
Avnet, Inc.
6.250% due 03/15/28 644 656
Boeing Co. (The)
5.705% due 05/01/40 615 607
Burlington Northern Santa Fe LLC
3.050% due 02/15/51 175 109
CRH SMW Finance DAC
5.125% due 01/09/30 404 407
Dover Corp.
2.950% due 11/04/29 378 357
Eaton Corp.
3.950% due 03/06/29 1,125 1,105
Fortive Corp.
4.750% due 05/15/31 880 865
GE Vernova , Inc.
4.250% due 02/04/31 1,100 1,072
5.500% due 02/04/56 490 451
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 285 277
Honeywell Aerospace, Inc.
4.950% due 03/16/36 (Þ) 950 916
IDEX Corp.
4.950% due 09/01/29 393 394
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 165
Jacobs Solutions, Inc.
4.750% due 03/03/31 785 768
Kirby Corp.
4.200% due 03/01/28 195 193
L3Harris Technologies, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 12/15/29 480 451
Lennox International, Inc.
5.500% due 09/15/28 357 362
Martin Marietta Materials, Inc.
Series CB
2.500% due 03/15/30 634 582
Nordson Corp.
5.600% due 09/15/28 295 300
Pentair Finance SARL
4.500% due 07/01/29 382 377
Trimble, Inc.
4.900% due 06/15/28 466 465
Vertiv Holdings Co.
5.800% due 03/15/56 470 433
Westinghouse Air Brake Technologies
Corp.
4.900% due 05/29/30 472 471
12,412
Technology - 3.2%
Alphabet, Inc.
4.400% due 02/15/33 950 911
5.450% due 11/15/55 625 557
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 587 572
5.375% due 01/30/30 855 855
5.900% due 01/30/34 810 800
Broadcom, Inc.
4.150% due 11/15/30 346 333
3.419% due 04/15/33 895 791
4.800% due 02/15/36 1,105 1,022
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 421 393
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 371
Fidelity National Information Services,
Inc.
4.450% due 03/10/28 875 870
Flex, Ltd.
4.875% due 05/12/30 704 694
Foundry JV Holdco LLC
5.900% due 01/25/33 (Þ) 1,880 1,915
6.100% due 01/25/36 (Þ) 880 899
Gartner, Inc.
3.750% due 10/01/30 (Þ) 418 382
Hewlett Packard Enterprise Co.
4.600% due 03/23/29 810 805
Intel Corp.
3.750% due 08/05/27 1,400 1,389
3.734% due 12/08/47 414 281
3.250% due 11/15/49 770 470
6.125% due 05/15/56 730 684
International Business Machines Corp.
4.000% due 02/03/29 1,150 1,130
Leidos, Inc.
4.375% due 05/15/30 387 377
5.000% due 03/15/36 1,110 1,049
Meta Platforms, Inc.
4.450% due 08/15/52 840 597
5.400% due 08/15/54 710 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 11/15/55 645 540
6.300% due 05/15/56 500 459
4.650% due 08/15/62 254 177
5.550% due 08/15/64 665 531
Motorola Solutions, Inc.
4.600% due 05/23/29 254 252
MSCI, Inc.
3.625% due 09/01/30 (Þ) 312 293
News Corp.
3.875% due 05/15/29 (Þ) 420 404
NVIDIA Corp.
4.750% due 06/15/33 1,230 1,193
Oracle Corp.
6.150% due 11/09/29 471 476
4.450% due 09/26/30 1,120 1,057
4.800% due 09/26/32 860 791
3.900% due 05/15/35 200 163
5.200% due 09/26/35 1,090 979
3.800% due 11/15/37 160 121
3.600% due 04/01/40 1,526 1,056
5.375% due 09/27/54 1,145 835
4.375% due 05/15/55 695 436
Paychex, Inc.
5.100% due 04/15/30 383 383
Qorvo, Inc.
4.375% due 10/15/29 288 277
Salesforce, Inc.
4.650% due 03/15/29 1,100 1,095
5.550% due 03/15/36 915 892
6.550% due 03/15/56 335 320
ServiceNow, Inc.
5.400% due 05/15/36 660 643
Workday, Inc.
3.700% due 04/01/29 333 323
32,420
Utilities - 6.3%
AEP Texas, Inc.
5.450% due 05/15/29 1,335 1,356
AES Corp. (The)
5.750% due 07/15/33 380 377
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 441 451
American Electric Power Co., Inc.
5.625% due 03/01/33 1,405 1,434
Arizona Public Service Co.
5.550% due 08/01/33 915 924
5.700% due 08/15/34 895 908
AT&T, Inc.
4.300% due 02/15/30 865 846
8.750% due 11/15/31 415 473
6.800% due 05/15/36 525 558
4.900% due 08/15/37 780 720
3.500% due 06/01/41 760 560
3.500% due 09/15/53 695 420
5.700% due 11/01/54 780 673
3.550% due 09/15/55 1,285 771
Basin Electric Power Cooperative
5.850% due 10/15/55 680 639

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 181 189
Brooklyn Union Gas Co. (The)
6.415% due 07/18/54 (Þ) 855 841
Chpe LLC
5.100% due 06/30/33 (Þ) 820 804
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 400 389
Consolidated Edison Co. of New York,
Inc.
4.625% due 12/01/54 870 686
Dayton Power & Light Co. (The)
4.550% due 08/15/30 1,280 1,254
Dominion Energy, Inc.
5.450% due 03/15/35 1,155 1,142
5.350% due 06/15/36 945 919
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 990 998
6.000% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.262%)(Ê) 680 673
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 331 338
Duke Energy Corp.
4.950% due 09/15/35 1,050 1,006
5.000% due 08/15/52 1,278 1,056
Entergy Corp.
7.125% due 12/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.670%)(Ê) 286 293
Entergy Louisiana LLC
4.900% due 04/15/36 780 745
Essential Utilities, Inc.
3.566% due 05/01/29 338 327
2.704% due 04/15/30 408 376
Evergy , Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 300 304
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/28 (Þ) 511 499
Florida Power & Light Co.
5.960% due 04/01/39 169 173
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 665 660
5.850% due 02/15/34 (Þ) 600 617
National Fuel Gas Co.
4.750% due 09/01/28 258 258
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 1,055 1,057
5.900% due 03/15/55 1,135 1,061
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 204 201
NiSource, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.350% due 04/01/34 1,035 1,035
5.850% due 04/01/55 610 573
NRG Energy, Inc.
2.700% due 12/02/27 (Þ) 558 542
4.955% due 04/30/31 (Þ) 620 606
5.407% due 10/15/35 (Þ) 835 801
OGE Energy Corp.
5.450% due 05/15/29 735 746
Ohio Edison Co.
4.950% due 12/15/29 (Þ) 740 741
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54 865 795
Pacific Gas and Electric Co.
2.100% due 08/01/27 1,325 1,289
5.000% due 06/04/28 880 882
6.100% due 01/15/29 411 422
2.500% due 02/01/31 635 567
5.900% due 06/15/32 890 911
4.500% due 07/01/40 302 254
4.200% due 06/01/41 360 287
PacifiCorp
6.250% due 10/15/37 775 792
2.900% due 06/15/52 865 487
Pinnacle West Capital Corp.
5.150% due 05/15/30 365 366
PSEG Power LLC
5.200% due 05/15/30 (Þ) 795 797
5.750% due 05/15/35 (Þ) 1,095 1,093
Public Service Co. of Colorado
5.750% due 05/15/54 895 842
Public Service Co. of Oklahoma
5.200% due 01/15/35 686 669
Series G
6.625% due 11/15/37 115 122
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 318 325
QTS Fayetteville I DC1-2 LLC / QTS
TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/36 (Þ) 530 485
RD Michigan Property Owner I LLC
7.500% due 03/30/45 (Þ) 480 464
Sempra
5.250% due 03/15/36 850 821
Sopaipilla Investor LLC
7.534% due 11/30/48 (Þ) 620 643
Southern California Gas Co.
5.900% due 06/01/56 525 499
Southern Co. Gas Capital Corp.
6.050% due 09/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.822%)(Ê) 625 622
Southern Power Co.
Series B
4.900% due 10/01/35 875 831
Southwestern Electric Power Co.
5.200% due 04/01/36 874 844
Sprint Capital Corp.
6.875% due 11/15/28 628 655
8.750% due 03/15/32 1,645 1,914

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 09/20/29 (Þ) 1,022 1,022
System Energy Resources, Inc.
6.000% due 04/15/28 574 585
5.300% due 12/15/34 600 588
T-Mobile USA, Inc.
2.400% due 03/15/29 423 398
4.500% due 04/15/50 1,330 1,004
5.700% due 01/15/56 875 772
Verizon Communications, Inc.
7.750% due 12/01/30 640 708
4.272% due 01/15/36 181 162
6.200% due 05/14/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.042%)(Ê) 630 616
Virginia Electric and Power Co.
5.000% due 01/15/34 840 823
Vistra Operations Co. LLC
4.300% due 10/15/28 (Þ) 1,140 1,123
4.300% due 07/15/29 (Þ) 515 502
4.600% due 10/15/30 (Þ) 1,200 1,168
5.700% due 12/30/34 (Þ) 1,325 1,308
5.250% due 10/15/35 (Þ) 775 739
WEC Energy Group, Inc.
5.625% due 05/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.905%)(Ê) 289 285
63,501
295,848
International Debt - 10.8%
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 396 380
ACREC LLC
Series 2026-FL4 Class A
5.120% due 01/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 3,360 3,367
Adani Electricity Mumbai, Ltd.
3.949% due 02/12/30 (Þ) 377 353
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 426 412
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 575 553
4.625% due 09/10/29 985 976
4.375% due 11/15/30 625 608
4.950% due 09/10/34 680 650
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 1,206 1,235
Ahold Finance USA LLC
6.875% due 05/01/29 222 233
America Movil SAB de CV
3.625% due 04/22/29 392 378
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 640 648
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 02/01/46 885 774
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 245
5.450% due 01/23/39 480 476
Avilease Capital, Ltd.
5.500% due 06/30/31 (Þ) 760 757
Avolon Holdings Funding, Ltd.
4.950% due 01/15/28 (Þ) 1,970 1,973
6.375% due 05/04/28 (Þ) 1,150 1,177
5.750% due 03/01/29 (Þ) 1,400 1,422
5.750% due 11/15/29 (Þ) 290 295
5.375% due 05/30/30 (Þ) 520 521
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,030 1,029
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class D1
6.350% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 1,850 1,852
Banco de Credito del Peru S.A.
5.800% due 03/10/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.240%)(Ê)(Þ) 320 318
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand
5.621% due 12/10/29 (Þ) 437 443
Banco Santander SA
5.439% due 07/15/31 1,200 1,214
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 330 359
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 269 264
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 229
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 267 277
Barclays PLC
5.086% due 02/25/29 (SOFR +
0.960%)(Ê) 320 321
4.476% due 11/11/29 (SOFR +
1.080%)(Ê) 1,825 1,806
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 656 655
4.942% due 09/10/30 (SOFR +
1.560%)(Ê) 1,635 1,627
Barings CLO, Ltd.
Series 2025-1A Class A
4.859% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,410 1,412
Barrick North America Finance LLC
5.750% due 05/01/43 320 309
BAT Capital Corp.
2.259% due 03/25/28 895 861
5.350% due 08/15/32 750 759

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.421% due 08/02/33 665 707
4.390% due 08/15/37 800 715
Bayer US Finance LLC
5.375% due 07/20/33 (Þ) 825 815
BBVA Mexico SA Institucion De
Banca Multiple Grupo Financiero
BBVA Mexico
5.250% due 09/10/29 (Þ) 320 320
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 421 430
BNP Paribas SA
5.176% due 01/09/30 (SOFR +
1.520%)(Ê)(Þ) 259 260
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 177 175
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 334 337
Canadian Imperial Bank of Commerce
4.283% due 01/29/30 (SOFR +
0.790%)(Ê) 1,170 1,153
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 531 535
Canadian Natural Resources, Ltd.
5.000% due 12/15/29 589 592
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 237
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 392 386
4.200% due 01/29/30 (Þ) 249 232
CGI, Inc.
2.300% due 09/14/31 864 741
Chile Electricity MPC SARL
6.010% due 01/20/33 (Þ) 883 899
CI Financial Corp.
3.200% due 12/17/30 2,015 1,823
Coca-Cola Femsa SAB de CV
2.750% due 01/22/30 374 348
Constellation Software, Inc.
5.158% due 02/16/29 (Þ) 288 288
Credit Agricole SA
5.335% due 01/10/30 (SOFR +
1.690%)(Ê)(Þ) 476 480
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 196 193
Danske Bank A/S
4.613% due 10/02/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 905 893
Deutsche Bank AG
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,100 1,145
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 565 563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.469% due 12/10/31 (SOFR +
1.100%)(Ê) 595 580
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 474 471
Electricite de France SA
6.125% due 04/22/56 (Þ) 1,105 1,038
Emera US Finance, LP
2.639% due 06/15/31 344 306
Emirates Semb Corp. Water & Power
Co. PJSC
4.450% due 08/01/35 (Þ) 308 288
Enbridge, Inc.
5.700% due 03/08/33 289 295
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 64
Enel Finance International NV
3.500% due 04/06/28 (Þ) 214 210
2.125% due 07/12/28 (Þ) 426 405
4.125% due 09/30/28 (Þ) 1,305 1,288
Engie Energia Chile SA
3.400% due 01/28/30 (Þ) 342 320
Eni SpA
5.250% due 05/18/36 (Þ) 470 454
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.083% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 2,900 2,906
Series 2025-30A Class A1
4.913% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,200 1,202
Flutter Treasury DAC
6.375% due 04/29/29 (Þ) 595 602
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 486 470
Galaxy Pipeline Assets Bidco , Ltd.
2.940% due 09/30/40 (Þ) 688 559
Glencore Funding LLC
5.186% due 04/01/30 (Þ) 855 857
Greensaif Pipelines Bidco SARL
6.103% due 08/23/42 (Þ) 690 680
Grupo Energia Bogota SA ESP
4.875% due 05/15/30 (Þ) 518 503
Home RE, Ltd.
Series 2022-1 Class B1
12.616% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,940 3,232
HSBC Holdings PLC
5.210% due 08/11/28 (SOFR +
2.610%)(Ê) 730 733
5.130% due 11/19/28 (SOFR +
1.040%)(Ê) 1,385 1,391
4.398% due 03/10/30 (SOFR +
0.990%)(Ê) 565 557
4.619% due 11/06/31 (SOFR +
1.190%)(Ê) 890 870
Imperial Brands Finance PLC

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 06/30/28 (Þ) 870 866
3.875% due 07/26/29 (Þ) 467 453
5.500% due 07/07/36 (Þ) 1,110 1,078
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 302
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 262
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 432 427
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 462 469
Lloyds Banking Group PLC
3.574% due 11/07/28 (USD 3 Month
SOFR + 1.205%)(Ê) 760 750
4.241% due 02/10/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.600%)(Ê) 925 910
4.425% due 11/04/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.820%)(Ê) 1,095 1,066
LLPL Capital Pte, Ltd.
6.875% due 02/04/39 (Þ) 274 275
Magnetite CLO, Ltd.
Series 2020-26A Class AR2
4.960% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,510 1,508
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 476 473
Mexico Government International
Bond
5.375% due 03/22/33 935 903
3.500% due 02/12/34 625 525
6.625% due 01/29/38 1,235 1,233
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
5.018% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 1,088 1,089
Mitsubishi UFJ Financial Group, Inc.
4.592% due 04/18/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.780%)(Ê) 750 744
Mizuho Financial Group, Inc.
4.782% due 07/13/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 900 895
NatWest Group PLC
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 780 788
4.983% due 06/18/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 625 618
NBK SPC, Ltd.
5.500% due 06/06/30 (SOFR +
1.160%)(Ê)(Þ) 263 264
Nordea Bank Abp
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 492 487
NTT Finance Corp.
4.620% due 07/16/28 (Þ) 1,860 1,853
nVent Finance SARL
4.550% due 04/15/28 391 389
NXP BV / NXP Funding LLC / NXP
USA, Inc.
4.300% due 06/18/29 318 313
OCP CLO, Ltd.
Series 2021-22A Class AR
5.079% due 10/20/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 600 601
Series 2025-45A Class D1
6.253% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,400 1,400
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 296
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 278 262
Radnor RE, Ltd.
Series 2021-2 Class M1B
7.316% due 11/25/31 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 257 257
Raizen Fuels Finance SA
6.250% due 07/08/32 (~)(Ê)(Þ) 785 417
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 364 358
Repsol E&P Capital Markets US LLC
5.204% due 09/16/30 (Þ) 790 790
Reynolds American, Inc.
8.125% due 05/01/40 695 807
Rogers Communications, Inc.
7.500% due 08/15/38 346 382
Romanian Government International
Bond
6.375% due 01/30/34 (Þ) 1,060 1,061
Royal Bank of Canada
7.500% due 05/02/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.887%)(Ê) 391 403
SABIC Capital II BV
4.500% due 10/10/28 (Þ) 260 256
Santander UK Group Holdings PLC
4.320% due 09/22/29 (SOFR +
1.070%)(Ê) 1,420 1,402
4.858% due 09/11/30 (SOFR +
1.554%)(Ê) 360 357
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 287
SMBC Aviation Capital Finance DAC
5.250% due 11/26/35 (Þ) 1,090 1,049
Snam SpA
5.000% due 05/28/30 (Þ) 381 380
Societe Generale SA
5.250% due 02/19/27 (Þ) 785 788
4.750% due 09/14/28 (Þ) 405 403

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.450% due 04/12/30 (SOFR +
1.096%)(Ê)(Þ) 935 919
7.132% due 01/19/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.950%)(Ê)(Þ) 269 267
Sompo Holdings, Inc.
5.411% due 04/22/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.130%)(Ê)(Þ) 955 917
South Bow USA Infrastructure
Holdings LLC
5.026% due 10/01/29 620 618
Suncor Energy, Inc.
7.000% due 11/15/28 497 519
Swiss Re Finance Luxembourg SA
5.000% due 04/02/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.582%)(Ê)(Þ) 361 358
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,834 1,792
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 61
7.250% due 07/31/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.977%)(Ê) 264 272
TransCanada Trust
5.500% due 09/15/79 (CME Term
SOFR 3 Month + 4.416%)(Ê) 330 326
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 449 449
UBS Group AG
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.321%)
(Ê)(ƒ)(Þ) 370 367
UniCredit SpA
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 282 295
United Utilities PLC
6.875% due 08/15/28 333 346
UPM- Kymmene Oyj
7.450% due 11/26/27 (Þ) 589 607
Var Energi ASA
8.000% due 11/15/32 (Þ) 436 488
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 276 265
Weir Group, Inc.
5.350% due 05/06/30 (Þ) 314 315
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
6.225% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 1,900 1,884
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 306 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA
4.750% due 06/01/28 (Þ) 177 177
108,169
Mortgage-Backed Securities - 22.6%
ACREC LLC
Series 2026-FL5 Class AS
5.100% due 07/18/43 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 3,042 3,042
Arbor Realty Commercial Real Estate
Notes LLC
Series 2025-FL1 Class AS
5.503% due 01/20/43 (CME Term
SOFR 1 Month + 1.833%)(Ê)(Þ) 2,120 2,122
Series 2025-FL1 Class B
5.962% due 01/20/43 (CME Term
SOFR 1 Month + 2.292%)(Ê)(Þ) 1,300 1,302
Series 2026-FL1 Class A
5.170% due 09/20/43 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 5,230 5,242
Series 2026-FL2 Class AS
1.000% due 11/20/42 (CME Term
SOFR 1 Month + 1.700%)(Ê)(Þ) 2,419 2,419
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL1 Class A
5.075% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,194 1,196
Banc of America Mortgage Trust
Series 2004-D Class 2A2
5.768% due 05/25/34 (~)(Ê) 21 21
Series 2006-B Class 1A1
6.622% due 10/20/46 (~)(Ê) 1 1
BDS LLC
Series 2025-FL16 Class A
5.070% due 06/19/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 4,689 4,690
BRCK Trust
Series 2025-830B Class A
4.796% due 12/10/42 (~)(Ê)(Þ) 551 540
Series 2025-830B Class B
5.185% due 12/10/42 (~)(Ê)(Þ) 5,090 5,003
BX Commercial Mortgage Trust
Series 2024-MDHS Class A
5.318% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 1,572 1,573
Series 2024-MDHS Class B
5.517% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 2,737 2,740
BX Trust
Series 2024-BIO Class C
6.316% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,386
Series 2024-VLT4 Class A
5.168% due 06/15/41 (CME Term
SOFR 1 Month + 1.491%)(Ê)(Þ) 864 861
Series 2024-VLT4 Class B
5.617% due 06/15/41 (CME Term
SOFR 1 Month + 1.941%)(Ê)(Þ) 624 623
Series 2024-VLT4 Class C

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.817% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 465 465
Series 2025-ROIC Class C
5.220% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,001 997
Series 2025-ROIC Class D
5.669% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,373 3,364
Series 2026-CART Class A
4.726% due 02/15/36 (CME Term
SOFR 1 Month + 1.050%)(Ê)(Þ) 6,734 6,682
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,141
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
6.089% due 10/25/57 (CME Term
SOFR 1 Month + 2.364%)(Ê)(Þ) 771 794
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 714 714
Series 2026-8 Class A4
5.500% due 06/25/57 (~)(Ê)(Þ) 2,400 2,393
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 1,961 1,635
DK Trust
Series 2024-SPBX Class A
5.176% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,293
EQT Trust
Series 2026-IND1 Class A
4.850% due 07/15/41 (CME Term
SOFR 1 Month + 1.200%)(Ê)(Þ) 2,044 2,044
Series 2026-IND1 Class B
5.000% due 07/15/41 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 1,434 1,434
Fannie Mae
2.600% due 2031 320 290
5.500% due 2033 7 7
5.500% due 2034 72 72
4.500% due 2035 108 106
6.000% due 2035 20 21
5.500% due 2036 60 60
5.500% due 2037 43 44
5.500% due 2038 188 190
6.000% due 2039 13 13
4.500% due 2040 46 44
5.500% due 2040 188 191
4.000% due 2041 52 49
3.500% due 2043 532 490
4.000% due 2043 58 54
4.000% due 2044 296 279
3.500% due 2045 430 391
4.000% due 2045 233 219
4.000% due 2046 591 552
4.500% due 2046 141 136
4.000% due 2047 196 182
4.500% due 2047 41 40
4.000% due 2048 249 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2048 575 566
3.000% due 2049 2,222 1,900
4.000% due 2049 249 231
2.000% due 2051 3,639 2,886
4.000% due 2052 6,320 5,793
5.000% due 2052 2,406 2,344
5.500% due 2052 4,294 4,285
5.000% due 2053 5,238 5,104
5.500% due 2053 8,070 8,050
5.500% due 2054 6,273 6,247
5.000% due 2055 2,527 2,442
30 Year TBA(Ï)
5.500% 4,800 4,748
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 218 224
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 3 3
Freddie Mac
5.500% due 2032 2 2
7.500% due 2032 3 3
5.500% due 2034 7 7
4.000% due 2040 228 217
5.500% due 2041 67 68
3.500% due 2044 54 50
4.000% due 2044 188 177
4.000% due 2045 384 361
3.500% due 2046 49 45
4.000% due 2047 336 313
4.500% due 2048 148 141
3.000% due 2050 4,975 4,280
2.500% due 2051 1,097 913
3.500% due 2051 1,492 1,333
3.500% due 2052 3,379 3,000
4.000% due 2052 4,933 4,522
5.000% due 2052 2,497 2,433
5.500% due 2053 11,648 11,616
5.500% due 2055 5,978 5,952
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 126 128
Series 2006-R007 Class ZA
6.000% due 05/15/36 79 82
Series 2010-3632 Class PK
5.000% due 02/15/40 22 22
Series 2012-4019 Class JD
3.000% due 05/15/41 14 14
Ginnie Mae II
4.500% due 2042 60 58
2.500% due 2052 3,433 2,869
5.500% due 2053 1,023 1,027
5.500% due 2055 6,311 6,293
30 Year TBA(Ï)
5.000% 14,200 13,741
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.901% due 01/13/40 (~)(Ê)(Þ) 1,657 1,687

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 123 106
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 1,645 1,473
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,204 2,049
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 389 345
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 1,694 1,568
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,322 2,055
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,082 953
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,125 987
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 475 418
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 690 621
Series 2026-5 Class A4
5.500% due 12/25/56 (~)(Ê)(Þ) 1,258 1,255
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL9 Class A
5.818% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,704 1,706
Series 2026-FL22 Class A
5.070% due 11/18/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 2,633 2,637
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 21
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 4
NYC Commercial Mortgage Trust
Series 2026-9W57 Class B
5.180% due 06/06/40 (~)(Ê)(Þ) 3,388 3,340
Series 2026-9W57 Class C
5.422% due 06/06/40 (~)(Ê)(Þ) 3,388 3,346
Preston Ridge Partners Mortgage Trust
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 2,242 2,210
Series 2023-RCF2 Class A2
4.000% due 11/25/53 (~)(Ê)(Þ) 1,000 982
Series 2023-RCF2 Class A3
4.000% due 11/25/53 (~)(Ê)(Þ) 1,344 1,318
Series 2024-RCF1 Class A2
4.000% due 01/25/54 (~)(Ê)(Þ) 552 540
Series 2024-RCF6 Class A3
4.000% due 10/25/64 (~)(Ê)(Þ) 1,580 1,524
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 1,203 1,186
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 1,856 1,818
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2026-RCF1 Class A3
5.305% due 01/25/56 (~)(Ê)(Þ) 1,000 987
Series 2026-RCF2 Class A1
5.500% due 03/25/56 (~)(Ê)(Þ) 2,634 2,628
Series 2026-RCF4 Class A2
5.250% due 06/25/56 (~)(Ê)(Þ) 2,100 2,056
RFR Trust
Series 2025-SGRM Class B
5.670% due 03/11/41 (~)(Ê)(Þ) 3,086 3,080
Series 2025-SGRM Class C
5.816% due 03/11/41 (~)(Ê)(Þ) 2,425 2,407
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
4.919% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,117 1,117
TORY Commercial Mortgage Trust
Series 2026-HGTS Class A
5.075% due 01/13/46 (~)(Ê)(Þ) 5,140 4,964
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 1,480 1,444
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 2,863 2,809
227,509
Municipal Bonds - 0.1%
Georgia Municipal Electric Authority
Revenue Bonds
6.637% due 04/01/57 368 381
Maricopa County Industrial
Development Authority Revenue
Bonds
7.375% due 10/01/29 (Þ) 610 633
1,014
Non-US Bonds - 2.4%
Apna Park CLO DAC
Series 2025-1A Class A
3.691% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 5,900 6,821
OCP Euro CLO DAC
Series 2026-15A Class A
3.685% due 04/18/39 (3 Month
EURIBOR + 1.200%)(Ê)(Þ) EUR 2,900 3,345
Rre 28 Loan Management DAC
Series 2026-28A Class A1
3.451% due 04/15/39 (3 Month
EURIBOR + 1.190%)(Ê)(Þ) EUR 5,400 6,220
Vantage Data Centers Germany
Borrower Lux SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,941 3,357
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 3,217 4,349
24,092
United States Government Treasuries - 22.8%
United States Treasury Notes
6.375% due 08/15/27 6,997 7,137
0.625% due 12/31/27 3,671 3,491
4.250% due 01/15/28 9,600 9,601

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 02/15/28 6,391 6,250
1.250% due 03/31/28 8,100 7,713
2.875% due 05/15/28 6,246 6,098
3.875% due 06/15/28 4,420 4,389
1.250% due 09/30/28 6,597 6,186
3.125% due 11/15/28 6,937 6,760
1.500% due 11/30/28 4,456 4,181
5.250% due 02/15/29 1,815 1,857
2.375% due 05/15/29 5,671 5,384
4.250% due 06/30/29 8,075 8,056
1.625% due 08/15/29 3,558 3,289
3.625% due 08/31/29 6,598 6,462
4.000% due 10/31/29 3,971 3,929
0.625% due 05/15/30 5,001 4,352
0.625% due 08/15/30 5,923 5,105
0.875% due 11/15/30 6,400 5,528
4.375% due 11/30/30 5,456 5,448
1.125% due 02/15/31 7,093 6,148
1.625% due 05/15/31 7,004 6,165
4.125% due 06/30/31 3,527 3,481
4.375% due 07/31/31 1,130 1,128
1.250% due 08/15/31 4,753 4,074
1.875% due 02/15/32 1,034 903
2.875% due 05/15/32 4,530 4,160
2.750% due 08/15/32 1,697 1,541
4.125% due 11/15/32 2,371 2,320
3.500% due 02/15/33 3,101 2,920
3.375% due 05/15/33 2,498 2,327
4.250% due 06/30/33 1,406 1,380
4.500% due 11/15/33 3,609 3,591
4.000% due 02/15/34 1,900 1,828
4.375% due 05/15/34 2,773 2,730
3.875% due 08/15/34 6,302 5,986
4.250% due 11/15/34 2,665 2,593
4.625% due 02/15/35 1,265 1,262
4.250% due 05/15/35 6,934 6,726
4.125% due 02/15/36 2,408 2,302
4.500% due 02/15/36 1,462 1,449
4.375% due 05/15/36 2,335 2,274
5.000% due 05/15/37 1,530 1,568
1.375% due 11/15/40 1,254 781
1.875% due 02/15/41 538 360
2.250% due 05/15/41 2,192 1,540
1.750% due 08/15/41 1,448 934
3.125% due 11/15/41 1,780 1,401
2.750% due 11/15/42 3,977 2,903
3.750% due 11/15/43 1,515 1,258
3.125% due 08/15/44 1,692 1,269
4.625% due 11/15/44 1,287 1,192
5.000% due 05/15/45 551 534
2.875% due 08/15/45 3,420 2,427
4.625% due 02/15/46 2,014 1,856
5.000% due 05/15/46 2,668 2,581
3.000% due 02/15/48 3,342 2,347
3.125% due 05/15/48 2,956 2,118
3.375% due 11/15/48 1,567 1,169
2.375% due 11/15/49 648 392
1.250% due 05/15/50 1,750 787
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 08/15/50 1,126 522
1.625% due 11/15/50 1,062 526
1.875% due 02/15/51 4,234 2,230
2.000% due 08/15/51 1,138 614
1.875% due 11/15/51 3,932 2,045
2.250% due 02/15/52 2,498 1,425
2.875% due 05/15/52 2,782 1,828
3.625% due 05/15/53 1,856 1,410
4.750% due 11/15/53 1,710 1,576
4.625% due 02/15/55 1,681 1,521
4.750% due 05/15/55 2,255 2,082
4.750% due 08/15/55 1,296 1,197
4.750% due 02/15/56 5,059 4,676
5.000% due 05/15/56 2,059 1,981
229,554
Total Long-Term Fixed
Income Investments
(cost $962,872) 933,168
Short-Term Investments - 7.9%
U.S. Cash Management Fund(@) 79,747,160 (∞) 79,731
Total Short-Term Investments
(cost $79,725) 79,731
Total Investments - 100.7%
(identified cost $1,042,597) 1,012,899
Other Assets and Liabilities,
Net - (0.7)%
(7,454)
Net Assets - 100.0%
1,005,445

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 233
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
30.6%
180 Medical, Inc. 10/14/25 396,000 97.39 386
380
ACREC LLC 01/08/26 3,360,000 100.00 3,360
3,367
ACREC LLC 06/17/26 3,042,000 100.00 3,042
3,042
Adani Electricity Mumbai, Ltd. 04/06/26 377,000 93.05 351
353
Adani Ports and Special Economic Zone, Ltd. 10/14/25 426,000 98.06 418
412
Aircastle , Ltd. 08/07/24 187,000 96.43 180
181
Alcon Finance Corp. 12/02/25 608,000 96.43 586
575
Alliant Energy Finance LLC 07/07/25 441,000 103.35 456
451
Anglo American Capital PLC 04/03/24 640,000 99.71 638
648
Antero Resources Corp. 12/11/24 289,000 98.94 286
290
Apna Park CLO DAC 10/07/25 EUR 5,900,000 116.51 6,874
6,821
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 2,120,000 99.76 2,115
2,122
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 1,300,000 99.76 1,297
1,302
Arbor Realty Commercial Real Estate Notes LLC 03/12/26 5,230,000 100.00 5,230
5,242
Arbor Realty Commercial Real Estate Notes LLC 07/27/26 2,419,000 100.00 2,419
2,419
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 1,194,192 100.03 1,195
1,196
Athene Global Funding 09/24/24 855,000 96.80 828
820
Atlas Warehouse Lending Co., LP 11/07/25 935,000 99.92 934
922
Atlas Warehouse Lending Co., LP 01/13/26 715,000 99.73 713
691
Avilease Capital, Ltd. 06/23/26 760,000 99.95 760
757
Avolon Holdings Funding, Ltd. 12/05/23 1,150,000 100.13 1,151
1,177
Avolon Holdings Funding, Ltd. 01/16/24 1,400,000 100.60 1,408
1,422
Avolon Holdings Funding, Ltd. 05/08/24 290,000 100.17 291
295
Avolon Holdings Funding, Ltd. 12/03/24 1,970,000 99.76 1,965
1,973
Avolon Holdings Funding, Ltd. 03/24/25 520,000 99.70 518
521
BAE Systems PLC 03/19/24 1,030,000 99.57 1,026
1,029
Bain Capital Credit CLO, Ltd. 09/18/25 1,850,000 100.00 1,850
1,852
Banco de Credito del Peru S.A. 03/02/26 320,000 102.17 327
318
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand 01/14/26 437,000 103.38 452
443
Bangkok Bank PCL 01/07/25 330,000 108.41 358
359
Barings CLO, Ltd. 02/14/25 1,410,000 100.00 1,410
1,412
Bayer US Finance LLC 07/15/26 825,000 99.73 823
815
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA
Mexico 06/04/26 320,000 100.96 323
320
BDS LLC 11/20/25 4,689,000 100.00 4,689
4,690
Bimbo Bakeries USA, Inc. 10/14/25 421,000 103.87 437
430
BNP Paribas SA 08/07/24 177,000 96.98 172
175
BNP Paribas SA 08/01/25 259,000 101.77 264
260
Booz Allen Hamilton, Inc. 06/12/25 587,000 97.39 572
572
BRAVO Residential Funding Trust 10/09/24 594,671 99.98 595
594
BRAVO Residential Funding Trust 04/08/25 4,284,234 99.99 4,284
4,288
BRCK Trust 11/26/25 5,090,000 100.95 5,138
5,003
BRCK Trust 12/23/25 551,000 100.31 553
540
Brighthouse Financial Global Funding 04/04/24 1,470,000 100.04 1,471
1,475
Brooklyn Union Gas Co. (The) 07/15/24 855,000 100.00 855
841
Business Jet Securities LLC 09/06/24 861,816 100.00 862
858
BX Commercial Mortgage Trust 05/02/24 2,737,000 99.78 2,731
2,740
BX Commercial Mortgage Trust 05/02/24 1,571,860 99.78 1,568
1,573
BX Trust 01/24/24 7,432,000 99.78 7,415
7,386
BX Trust 02/20/25 3,372,877 99.82 3,367
3,364
BX Trust 02/20/25 1,000,585 99.82 999
997
BX Trust 07/24/25 623,675 100.03 624
623
BX Trust 07/24/25 465,358 99.91 465
465
BX Trust 02/05/26 6,734,000 100.00 6,734
6,682
BX Trust 06/30/26 863,550 100.16 865
861
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.47 2,682
2,141
Cantor Fitzgerald, LP 11/14/22 605,000 98.83 598
604
Carnival Corp., Ltd. 06/12/25 351,000 98.12 344
344
Celulosa Arauco y Constitucion SA 08/01/25 249,000 96.31 240
232
Chase Home Lending Mortgage Trust 07/22/20 771,217 100.00 771
794
Chase Home Lending Mortgage Trust 01/25/24 713,766 100.35 716
714
Chase Home Lending Mortgage Trust 07/23/26 2,400,000 99.69 2,393
2,393
Cheniere Energy, Inc. 03/05/26 585,000 99.67 583
566
Chile Electricity MPC SARL 08/14/23 882,750 100.01 883
899
Chpe LLC 06/01/26 820,000 99.92 819
804
Citadel, LP 09/11/19 615,000 99.98 615
615
CLI Funding LLC 07/24/24 1,319,895 100.47 1,326
1,311

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Columbia Pipelines Holding Co. LLC 10/02/24 307,000 102.62 315
314
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.87 99
108
Constellation Insurance, Inc. 01/16/20 615,000 102.54 631
610
Constellation Software, Inc. 06/04/26 288,000 100.47 289
288
Continental Resources, Inc. 10/25/24 515,000 99.19 511
511
Credit Agricole SA 09/13/23 196,000 93.76 184
193
Credit Agricole SA 08/01/25 476,000 102.04 486
480
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 311,000 97.07 302
303
Danske Bank A/S 09/25/24 905,000 100.00 905
893
DBGS Mortgage Trust 04/03/19 1,961,000 100.87 1,978
1,635
DK Trust 03/01/24 2,292,000 100.00 2,292
2,293
Drawbridge Special Opportunities Fund, LP/Drawbridge Special
Opportunities Finance 09/10/25 775,000 99.53 771
742
DT Midstream, Inc. 06/12/25 324,000 96.92 314
316
Electricite de France SA 04/15/26 1,105,000 99.09 1,095
1,038
Ellington Financial Mortgage Trust 12/10/24 1,175,403 99.99 1,175
1,174
Emirates Semb Corp. Water & Power Co. PJSC 07/06/26 308,000 94.69 292
288
Enel Finance International NV 07/12/24 214,000 97.45 209
210
Enel Finance International NV 07/07/25 426,000 95.51 407
405
Enel Finance International NV 09/23/25 1,305,000 99.83 1,303
1,288
Engie Energia Chile SA 04/06/26 342,000 94.14 322
320
Eni SpA 05/11/26 470,000 99.18 466
454
EQT Trust 07/01/26 2,044,000 100.00 2,044
2,044
EQT Trust 07/01/26 1,434,000 100.00 1,434
1,434
Experian Finance US, Inc. 06/16/26 1,135,000 99.84 1,133
1,101
Farmers Exchange Capital 03/27/25 810,000 102.65 831
835
Farmers Exchange Capital III 10/12/16 660,000 93.86 619
613
Farmers Insurance Exchange 10/02/24 720,000 100.00 720
721
FIGRE Trust 04/28/23 421,173 99.45 419
424
FIGRE Trust 03/19/24 1,684,230 100.03 1,685
1,704
FIGRE Trust 07/19/24 486,886 101.22 493
494
FIGRE Trust 09/09/24 958,753 100.00 959
953
FIGRE Trust 10/31/24 809,710 100.10 810
811
FIGRE Trust 12/11/24 1,144,718 99.98 1,145
1,146
FIGRE Trust 02/20/25 311,855 103.39 322
322
FIGRE Trust 03/20/25 985,226 99.99 985
985
FIGRE Trust 08/21/25 789,803 99.99 790
781
FIGRE Trust 11/21/25 836,529 99.99 836
824
FirstEnergy Pennsylvania Electric Co. 08/01/25 511,000 98.23 502
499
Flatiron CLO, Ltd. 11/01/24 2,900,000 100.00 2,900
2,906
Flatiron CLO, Ltd. 03/24/25 1,200,000 100.00 1,200
1,202
Flutter Treasury DAC 10/08/25 595,000 102.61 611
602
FMC Corp. 05/21/26 285,000 100.00 285
294
Foundry JV Holdco LLC 02/04/25 1,880,000 102.77 1,932
1,915
Foundry JV Holdco LLC 02/04/25 880,000 99.95 880
899
Fresenius Medical Care US Finance III, Inc. 05/08/25 486,000 97.43 473
470
Galaxy Pipeline Assets Bidco , Ltd. 09/20/23 687,617 81.10 558
559
Gartner, Inc. 05/08/25 418,000 94.07 393
382
GBX Leasing LLC 01/27/26 1,791,032 99.97 1,791
1,732
GFL Environmental, Inc. 05/08/25 285,000 97.03 277
277
Glencore Funding LLC 03/24/25 855,000 100.00 855
857
Greensaif Pipelines Bidco SARL 07/17/24 690,000 100.00 690
680
Grupo Energia Bogota SA ESP 07/06/26 518,000 98.18 509
503
Health Care Service Corp. A Mutual Legal Reserve Co. 12/11/25 745,000 102.19 761
749
Home RE, Ltd. 05/09/25 2,940,000 112.22 3,299
3,232
Honeywell Aerospace, Inc. 03/10/26 950,000 100.00 950
916
Horizon Mutual Holdings, Inc. 10/31/24 1,000,000 99.77 998
943
Hudson Yards Mortgage Trust 01/07/25 1,657,000 100.63 1,667
1,687
Imperial Brands Finance PLC 06/24/25 870,000 99.83 868
866
Imperial Brands Finance PLC 10/14/25 467,000 98.97 462
453
Imperial Brands Finance PLC 06/29/26 1,110,000 99.82 1,108
1,078
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 97.52 300
302
InRetail Consumer 12/11/23 272,000 94.75 258
262
Intercorp Financial Services, Inc. 10/14/25 432,000 99.61 430
427
Jackson National Life Global Funding 01/14/26 433,000 100.27 434
427
JPMorgan Mortgage Trust 03/30/21 122,658 101.82 125
106
JPMorgan Mortgage Trust 04/26/21 2,204,372 101.50 2,237
2,049
JPMorgan Mortgage Trust 06/24/21 1,693,960 102.21 1,731
1,568

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 235
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 02/24/22 475,381 97.76 465
418
JPMorgan Mortgage Trust 04/27/22 689,820 96.03 662
621
JPMorgan Mortgage Trust 01/19/23 1,125,163 90.50 1,018
987
JPMorgan Mortgage Trust 01/30/23 1,644,657 89.79 1,477
1,473
JPMorgan Mortgage Trust 01/31/23 389,224 89.92 350
345
JPMorgan Mortgage Trust 03/10/23 2,322,258 89.05 2,068
2,055
JPMorgan Mortgage Trust 04/20/23 1,082,395 89.02 964
953
JPMorgan Mortgage Trust 06/22/23 718,267 100.00 718
718
JPMorgan Mortgage Trust 05/29/24 873,503 100.20 875
874
JPMorgan Mortgage Trust 01/29/25 535,319 99.99 535
536
JPMorgan Mortgage Trust 02/26/25 2,230,000 100.00 2,230
2,229
JPMorgan Mortgage Trust 03/18/25 1,466,238 99.99 1,466
1,466
JPMorgan Mortgage Trust 07/30/25 1,580,995 100.00 1,581
1,584
JPMorgan Mortgage Trust 09/26/25 798,777 99.99 799
793
JPMorgan Mortgage Trust 10/22/25 759,466 100.00 759
759
JPMorgan Mortgage Trust 02/18/26 2,124,263 99.83 2,121
2,097
JPMorgan Mortgage Trust 06/23/26 1,258,138 99.76 1,255
1,255
LG Energy Solution, Ltd. 11/03/25 462,000 102.76 475
469
LLPL Capital Pte, Ltd. 02/10/25 274,237 101.33 278
275
Louisiana-Pacific Corp. 11/03/25 402,000 96.94 390
385
Magnetite CLO, Ltd. 01/28/25 1,510,000 100.00 1,510
1,508
Maple Parent Holdings Corp. 03/12/26 780,000 99.95 780
777
Maricopa County Industrial Development Authority Revenue Bonds 11/22/24 610,000 100.00 610
633
Mattel, Inc. 02/25/25 402,000 96.65 389
388
Meritage Homes Corp. 06/12/25 408,000 97.05 396
395
Mexico Generadora de Energia S de RL de CV 12/02/25 475,651 102.18 486
473
MF1 Multifamily Housing Mortgage Trust 05/13/22 1,703,983 99.26 1,691
1,706
MF1 Multifamily Housing Mortgage Trust 10/16/25 1,088,474 100.03 1,089
1,089
MF1 Multifamily Housing Mortgage Trust 04/30/26 2,633,000 100.00 2,633
2,637
Midwest Connector Capital Co. LLC 03/25/25 307,000 99.20 305
304
Monongahela Power Co. 07/26/23 665,000 98.53 655
660
Monongahela Power Co. 09/12/23 600,000 99.53 597
617
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.07 4
4
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 0.21 21
21
MSCI, Inc. 03/25/25 312,000 93.90 293
293
Nationwide Mutual Insurance Co. 09/15/23 700,000 123.60 865
881
NBK SPC, Ltd. 04/15/26 263,000 102.40 269
264
New York Life Insurance Co. 07/07/25 680,000 103.84 706
695
News Corp. 06/12/25 420,000 96.38 405
404
NGPL PipeCo LLC 10/02/19 297,000 121.30 360
336
Nordea Bank Abp 08/01/25 492,000 99.40 489
487
NRG Energy, Inc. 04/16/24 558,000 95.82 535
542
NRG Energy, Inc. 09/24/25 835,000 100.00 835
801
NRG Energy, Inc. 04/14/26 620,000 100.00 620
606
NTT Finance Corp. 07/09/25 1,860,000 100.39 1,867
1,853
NYC Commercial Mortgage Trust 05/07/26 3,388,000 100.00 3,388
3,346
NYC Commercial Mortgage Trust 05/07/26 3,388,000 100.00 3,388
3,340
OCP CLO, Ltd. 04/01/25 600,000 99.95 600
601
OCP CLO, Ltd. 09/17/25 1,400,000 100.00 1,400
1,400
OCP Euro CLO DAC 02/13/26 EUR 2,900,000 118.75 3,444
3,345
Ohio Edison Co. 07/11/25 740,000 100.64 745
741
Open Text Corp. 08/01/23 290,000 100.65 292
296
Pacific Life Insurance Co. 06/15/18 255,000 92.53 236
194
Preston Ridge Partners Mortgage Trust 06/09/23 2,241,892 94.26 2,113
2,210
Preston Ridge Partners Mortgage Trust 02/03/25 1,203,015 97.95 1,178
1,186
Preston Ridge Partners Mortgage Trust 08/08/25 1,856,331 98.72 1,833
1,818
Preston Ridge Partners Mortgage Trust 01/22/26 1,000,000 99.99 1,000
987
Preston Ridge Partners Mortgage Trust 02/19/26 1,580,000 98.14 1,551
1,524
Preston Ridge Partners Mortgage Trust 02/27/26 1,344,000 99.12 1,332
1,318
Preston Ridge Partners Mortgage Trust 02/27/26 552,000 99.15 547
540
Preston Ridge Partners Mortgage Trust 03/03/26 1,000,000 98.83 988
982
Preston Ridge Partners Mortgage Trust 03/26/26 2,633,957 99.92 2,632
2,628
Preston Ridge Partners Mortgage Trust 06/02/26 2,100,000 98.74 2,074
2,056
Prologis Targeted US Logistics Fund, LP 02/24/26 710,000 99.62 707
679
Promigas SA ESP / Gases del Pacifico SAC 03/02/26 278,000 94.66 263
262
Protective Life Corp. 11/18/25 435,000 99.80 434
425
PSEG Power LLC 05/14/25 1,095,000 99.66 1,091
1,093
PSEG Power LLC 07/07/25 795,000 101.24 805
797

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 04/06/26 530,000 100.00 530
485
Radnor RE, Ltd. 11/24/25 256,892 100.82 259
257
Raizen Fuels Finance SA 06/26/25 785,000 98.91 776
417
RCKT Mortgage Trust 02/15/24 679,970 99.96 680
681
RCKT Mortgage Trust 03/19/24 952,726 99.96 952
955
RCKT Mortgage Trust 06/27/24 1,248,686 101.05 1,262
1,255
RCKT Mortgage Trust 08/14/24 821,630 99.97 821
820
RCKT Mortgage Trust 12/12/24 541,972 100.62 545
543
RCKT Mortgage Trust 12/12/24 2,295,996 99.97 2,295
2,298
RCKT Mortgage Trust 02/26/25 2,300,781 99.99 2,300
2,300
RCKT Mortgage Trust 04/24/25 729,625 100.43 733
732
RD Michigan Property Owner I LLC 04/24/26 480,000 98.76 474
464
Reliance Industries, Ltd. 02/07/24 364,000 98.22 358
358
Repsol E&P Capital Markets US LLC 09/09/25 790,000 100.00 790
790
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.78 390
330
RFR Trust 02/18/25 3,086,000 100.11 3,090
3,080
RFR Trust 02/18/25 2,425,000 99.99 2,425
2,407
Rio Grande LNG LLC 06/25/26 635,000 100.00 635
616
Rio Grande LNG LLC 06/25/26 695,000 99.92 694
686
Romanian Government International Bond 06/25/26 1,060,000 102.04 1,082
1,061
Rre 28 Loan Management DAC 02/10/26 EUR 5,400,000 118.96 6,424
6,220
Sabal Trail Transmission LLC 08/07/24 515,000 98.94 510
510
SABIC Capital II BV 05/04/26 260,000 99.46 259
256
Saluda Grade Alternative Mortgage Trust 02/07/24 669,567 101.99 683
678
Saluda Grade Alternative Mortgage Trust 04/05/24 2,177,077 99.98 2,177
2,192
Saluda Grade Alternative Mortgage Trust 10/16/24 696,118 101.33 705
701
Saluda Grade Alternative Mortgage Trust 03/13/25 900,890 102.41 923
917
Saluda Grade Alternative Mortgage Trust 07/10/25 2,101,578 100.00 2,102
2,112
Saudi Arabian Oil Co. 08/01/23 336,000 89.35 300
287
SMBC Aviation Capital Finance DAC 11/19/25 1,090,000 99.91 1,089
1,049
Smithfield Foods, Inc. 12/02/25 416,000 89.69 373
365
Snam SpA 07/06/26 381,000 100.54 383
380
Societe Generale SA 11/12/24 785,000 100.00 785
788
Societe Generale SA 06/12/25 269,000 100.69 271
267
Societe Generale SA 10/14/25 405,000 100.91 409
403
Societe Generale SA 01/05/26 935,000 99.96 935
919
Sompo Holdings, Inc. 04/15/26 955,000 99.87 954
917
Sopaipilla Investor LLC 07/27/26 620,000 100.00 620
643
Space Exploration Technologies Corp. 06/23/26 1,260,000 99.83 1,258
1,178
Space Exploration Technologies Corp. 06/23/26 550,000 99.84 549
527
Space Exploration Technologies Corp. 06/23/26 1,260,000 99.92 1,259
1,227
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 1,022,000 99.84 1,020
1,022
Stellantis Finance US, Inc. 03/12/25 870,000 99.94 869
872
Swiss Re Finance Luxembourg SA 03/02/26 361,000 100.89 364
358
TCO Commercial Mortgage Trust 12/06/24 1,117,000 99.77 1,114
1,117
Tennessee Gas Pipeline Co. LLC 06/04/26 462,000 94.01 434
430
Texas Eastern Transmission, LP 11/13/19 178,000 100.71 179
175
Textainer Marine Containers VII, Ltd. 08/06/24 1,833,517 100.00 1,833
1,792
TORY Commercial Mortgage Trust 01/09/26 5,140,000 100.00 5,140
4,964
Transportadora de Gas Internacional SA ESP 06/12/25 449,000 100.99 453
449
UBS Group AG 01/05/26 370,000 100.00 370
367
UniCredit SpA 06/03/26 282,000 105.17 297
295
United Airlines, Inc. 12/03/25 1,942,000 99.13 1,932
1,908
United Rentals North America, Inc. 05/07/25 374,000 101.15 378
379
United States Steel Corp. 07/07/26 1,020,000 99.94 1,019
1,010
UPM- Kymmene Oyj 12/02/25 589,000 104.11 613
607
Vantage Data Centers Germany Borrower Lux SARL 05/22/25 EUR 2,941,000 112.78 3,317
3,357
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 3,217,000 129.20 4,156
4,349
Var Energi ASA 08/01/23 436,000 105.50 460
488
VDCM Commercial Mortgage Trust 06/24/25 2,863,000 100.00 2,863
2,809
VDCM Commercial Mortgage Trust 06/24/25 1,480,000 100.00 1,480
1,444
VICI Properties, LP / VICI Note Co., Inc. 03/25/25 223,000 96.88 216
216
Videotron, Ltd. 05/07/25 276,000 95.96 265
265
Viking Ocean Cruises Ship VII, Ltd. 07/29/26 390,000 99.96 390
390
Vistra Operations Co. LLC 11/19/24 1,325,000 100.05 1,326
1,308
Vistra Operations Co. LLC 10/01/25 775,000 99.71 773
739
Vistra Operations Co. LLC 10/01/25 1,200,000 99.94 1,199
1,168

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 237
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Vistra Operations Co. LLC 10/01/25 1,140,000 99.98 1,140
1,123
Vistra Operations Co. LLC 11/03/25 515,000 99.15 511
502
Weir Group, Inc. 06/04/26 314,000 101.33 318
315
Wellesley Park CLO, Ltd. 10/10/25 1,900,000 100.00 1,900
1,884
Woori Bank 01/14/26 306,000 104.43 320
315
Yara International ASA 12/11/24 177,000 99.58 176 177
307,757
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 24 USD 1,688 09/26
8
British Pound Currency Futures 7 USD 590 09/26
4
Commonwealth 10 Year Treasury Bond Futures 49 AUD 5,298 09/26
(9)
Euro Currency Futures 18 USD 2,599 09/26
(10)
Long Gilt Futures 68 GBP 5,881 09/26
(136)
New Zealand Dollar Currency Futures 58 USD 3,421 09/26
39
United States 2 Year Treasury Note Futures 466 USD 95,814 09/26
(203)
United States 5 Year Treasury Note Futures 312 USD 33,065 09/26
(231)
United States 10 Year Treasury Note Futures 765 USD 82,620 09/26
(997)
United States 10 Year Ultra Treasury Note Futures 875 USD 95,990 09/26
(1,002)
United States Treasury Long Bond Futures 90 USD 9,748 09/26
(257)
United States Treasury Ultra Bond Futures 348 USD 38,171 09/26 (1,057)
Short Positions
Euro- Bobl Futures 20 EUR 2,277 09/26
22
Euro-Bund Futures 80 EUR 9,949 09/26
134
Japanese 10 Year Government Bond Futures 18 JPY 2,287,260 09/26
57
Japanese 10 Year Mini Government Bond Futures 6 JPY 76,236 09/26
1
Japanese Yen Currency Futures 21 USD 1,658 09/26
(9)
Norwegian Krone Currency Futures 8 USD 1,687 09/26
(15)
Swedish Krona Currency Futures 8 USD 1,684 09/26
14
Swiss Franc Currency Futures 32 USD 4,972 09/26
94
United States 2 Year Treasury Note Futures 243 USD 49,963 09/26
76
United States 5 Year Treasury Note Futures 60 USD 6,359 09/26
31
United States 10 Year Ultra Treasury Note Futures 328 USD 35,983 09/26 594
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,852)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 60 USD 79 09/23/26 (1)
Royal Bank of Canada EUR 73 USD 84 09/23/26 (1)
Royal Bank of Canada EUR 17,297 USD 19,932 09/23/26 (53)
State Street GBP 3,288 USD 4,417 09/23/26 (14)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (69)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Investment Grade Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 46,982 $ —
$ —
$ 46,982
Corporate Bonds and Notes — 295,848 —
—
295,848
International Debt — 108,169 —
—
108,169
Mortgage-Backed Securities — 227,509 —
—
227,509
Municipal Bonds — 1,014 —
—
1,014
Non-US Bonds — 24,092 —
—
24,092
United States Government Treasuries — 229,554 —
—
229,554
Short-Term Investments — — — 79,731 79,731
Total Investments
— 933,168 — 79,731 1,012,899
Other Financial Instruments
Assets
Futures Contracts 1,074 — — — 1,074
Liabilities
Futures Contracts (3,926) — — — (3,926)
Foreign Currency Exchange Contracts — (69) — — (69)
Total Other Financial Instruments
*
$ (2,852) $ (69) $ — $ — $ (2,921)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
857 0.1
Belgium ..............................................................................................
1,495 0.1
Bermuda .............................................................................................
3,489 0.3
Brazil ..................................................................................................
594 0.1
Canada ................................................................................................
10,593 1.1
Cayman Islands ..................................................................................
14,316 1.4
Chile ...................................................................................................
1,837 0.2
China ..................................................................................................
1,793 0.2
Colombia ............................................................................................
1,214 0.1
Denmark .............................................................................................
893 0.1

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 239
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Finland ...............................................................................................
1,093 0.1
France .................................................................................................
4,524 0.5
Germany .............................................................................................
4,043 0.4
India ...................................................................................................
1,124 0.1
Indonesia ............................................................................................
275 —**
Ireland ................................................................................................
26,843 2.7
Italy ....................................................................................................
3,031 0.3
Japan ..................................................................................................
4,408 0.4
Jersey ..................................................................................................
7,255 0.7
Kuwait ................................................................................................
264 —**
Luxembourg .......................................................................................
3,357 0.3
Mexico ...............................................................................................
5,356 0.5
Netherlands ........................................................................................
546 0.1
Norway ...............................................................................................
488 — **
Peru ....................................................................................................
1,007 0.1
Romania .............................................................................................
1,061 0.1
Saudi Arabia .......................................................................................
1,981 0.2
South Africa .......................................................................................
648 0.1
South Korea .......................................................................................
783 0.1
Spain ..................................................................................................
2,004 0.2
Switzerland ........................................................................................
725 0.1
Thailand .............................................................................................
359 —**
United Arab Emirates .........................................................................
847 0.1
United Kingdom .................................................................................
23,158 2.3
United States ......................................................................................
880,638 87.6
Total Investments ............................................................................... 1,012,899 100.7
** Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 92,786 $ 275,968 $ 289,021 $ (1) $ (1) $ 79,731 $ 2,403 $ —

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 92.9%
Asset-Backed Securities - 17.6%
American Express Credit Account
Master Trust
Series 2023-2 Class A
4.800% due 05/15/30 400 402
Series 2025-1 Class A
4.560% due 12/17/29 600 602
Series 2025-2 Class A
4.280% due 04/15/30 1,110 1,107
Series 2025-4 Class A
4.300% due 07/15/30 4,430 4,417
AMSR Trust
Series 2024-SFR2 Class A
4.150% due 11/17/41 (Þ) 445 431
ARI Fleet Lease Trust
Series 2026-A Class A3
4.090% due 11/15/34 (Þ) 275 270
Avis Budget Rental Car Funding
AESOP LLC
Series 2025-4A Class A
4.400% due 02/20/32 (Þ) 1,280 1,247
Bank of America Credit Card Trust
Series 2025-A1 Class A
4.310% due 05/15/30 200 200
Barings Equipment Finance LLC
Series 2025-B Class A3
4.130% due 10/13/32 (Þ) 185 182
BMW Vehicle Lease Trust
Series 2025-1 Class A4
4.490% due 10/25/28 240 240
BMW Vehicle Owner Trust
Series 2024-A Class A3
5.180% due 02/26/29 766 770
CarMax Auto Owner Trust
Series 2024-1 Class B
5.170% due 08/15/29 75 76
Carvana Auto Receivables Trust
Series 2025-P3 Class A4
4.240% due 08/11/31 755 744
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 685 686
Series 2025-A1 Class A
4.160% due 07/15/30 500 497
Chesapeake IV Funding DAC
Series 2026-1A Class A4
4.590% due 02/15/35 (Þ) 275 274
Series 2026-1A Class B
4.850% due 02/15/35 (Þ) 100 99
College Ave Student Loans LLC
Series 2021-B Class A2
1.760% due 06/25/52 (Þ) 71 63
Colony American Finance, Ltd.
Series 2021-1 Class A
1.569% due 04/15/53 (Þ) 227 222
Series 2022-1 Class A
4.744% due 06/17/55 (~)(Ê)(Þ) 256 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Acceptance Auto Loan Trust
Series 2025-1A Class A
5.020% due 03/15/35 (Þ) 700 701
DLLAA LLC
Series 2025-1A Class A3
4.950% due 09/20/29 (Þ) 420 422
Ford Credit Auto Owner Trust
Series 2024-1 Class B
5.240% due 08/15/36 (~)(Ê)(Þ) 100 101
Series 2024-B Class A3
5.100% due 04/15/29 439 441
Series 2024-D Class A3
4.610% due 08/15/29 1,000 1,003
Ford Credit Floorplan Master Owner
Trust
Series 2018-4 Class A
4.060% due 11/15/30 270 267
Series 2025-2 Class B
4.330% due 09/15/30 215 212
GM Financial Automobile Leasing
Trust
Series 2025-3 Class B
4.410% due 08/20/29 370 369
GMF Floorplan Owner Revolving Trust
Series 2023-2 Class B
5.830% due 06/15/30 (Þ) 225 228
Hertz Vehicle Financing LLC
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 1,215 1,196
Series 2022-5A Class A
3.890% due 09/25/28 (Þ) 210 208
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 480 491
Series 2025-1A Class A
4.910% due 09/25/29 (Þ) 845 842
Series 2025-5A Class A
4.620% due 05/25/30 (Þ) 1,175 1,159
Series 2025-6A Class A
4.890% due 05/25/32 (Þ) 1,360 1,329
Series 2026-1A Class A
5.090% due 11/25/30 (Þ) 535 532
Hilton Grand Vacations Trust
Series 2025-1A Class A
4.880% due 05/27/42 (Þ) 422 421
HIN Timeshare Trust
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 82 82
Home Partners of America Trust
Series 2019-2 Class B
2.922% due 10/19/39 (Þ) 886 864
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 809 741
Hyundai Auto Lease Securitization
Trust
Series 2026-A Class B
4.160% due 05/15/30 (Þ) 300 297
Series 2026-B Class A3
4.210% due 04/16/29 (Þ) 250 249
Hyundai Auto Receivables Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-B Class A3
4.840% due 03/15/29 1,046 1,050
Series 2025-C Class A2A
3.970% due 07/17/28 415 415
Hyundai Floorplan Master Owner Trust
Series 2025-1A Class A
4.010% due 10/15/30 (Þ) 885 872
Invitation Homes Trust
Series 2024-SFR1 Class A
4.000% due 09/17/41 (Þ) 169 164
John Deere Owner Trust
Series 2024-C Class A3
4.060% due 06/15/29 1,192 1,190
Series 2025-B Class A2A
4.280% due 07/17/28 576 576
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
4.289% due 01/25/37 (CME Term
SOFR 1 Month + 0.564%)(Ê) 161 157
Mercedes-Benz Auto Lease Trust
Series 2025-B Class A3
3.880% due 04/16/29 1,205 1,198
Mercedes-Benz Auto Receivables Trust
Series 2025-1 Class A2A
4.500% due 02/15/28 19 19
Series 2026-1 Class A3
4.360% due 10/15/30 2,695 2,683
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
4.694% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 54 56
MVW LLC
Series 2021-1WA Class A
1.140% due 01/22/41 (Þ) 45 44
Navient Private Education Refi Loan
Trust
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 25 24
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 279 252
Series 2021-EA Class A
0.970% due 12/16/69 (Þ) 164 146
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 203 195
Navient Refinance Loan Trust
Series 2026-B Class A
5.070% due 06/15/56 (Þ) 245 244
Nelnet Student Loan Trust
Series 2021-CA Class AFX
1.320% due 04/20/62 (Þ) 231 218
Nissan Auto Lease Trust
Series 2026-B Class B
4.870% due 06/17/30 235 235
Nissan Auto Receivables Owner Trust
Series 2025-A Class A3
4.490% due 12/17/29 500 501
Series 2025-B Class A3
3.990% due 04/15/30 950 942
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2026-A Class A3
4.470% due 12/16/30 1,395 1,392
Octane Recievables Trust
Series 2026-RVM1 Class B
5.180% due 06/20/47 (Þ) 100 100
PFS Financing Corp.
Series 2025-B Class A
4.850% due 02/15/30 (Þ) 880 884
Series 2025-D Class A
4.470% due 05/15/30 (Þ) 640 638
Series 2025-F Class A
4.400% due 08/15/30 (Þ) 350 348
Series 2026-D Class A
4.490% due 05/15/31 (Þ) 360 358
Series 2026-D Class B
4.730% due 05/15/31 (Þ) 275 270
Progress Residential Trust
Series 2022-SFR1 Class A
2.709% due 02/17/41 (Þ) 336 316
Series 2025-SFR4 Class A
4.300% due 08/17/42 (Þ) 325 314
Series 2025-SFR6 Class A
4.000% due 12/17/42 (Þ) 615 585
Series 2026-SFR1 Class A
3.850% due 02/17/43 (Þ) 400 377
Series 2026-SFR3 Class A
4.000% due 07/17/43 (Þ) 460 434
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 109 109
Series 2025-CES1 Class A1A
5.653% due 01/25/45 (~)(Ê)(Þ) 568 569
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 545 545
Series 2025-CES5 Class A1A
5.687% due 05/25/55 (~)(Ê)(Þ) 141 141
Series 2025-CES7 Class A1A
5.377% due 07/25/55 (~)(Ê)(Þ) 206 205
Series 2025-CES7 Class A1B
5.478% due 07/25/55 (~)(Ê)(Þ) 103 103
Series 2025-CES8 Class A1B
5.249% due 08/25/55 (~)(Ê)(Þ) 129 128
Series 2025-CES10 Class A1A
4.894% due 11/25/55 (~)(Ê)(Þ) 1,047 1,036
Series 2025-CES10 Class A1B
4.995% due 11/25/55 (~)(Ê)(Þ) 281 277
Series 2026-CES2 Class A1B
4.863% due 02/25/56 (~)(Ê)(Þ) 231 228
Series 2026-CES6 Class A1A
5.321% due 06/25/56 (~)(Ê)(Þ) 446 443
Series 2026-CES6 Class A1B
5.472% due 06/25/56 (~)(Ê)(Þ) 337 335
Robinhood Credit Card Trust
Series 2026-1A Class A
4.800% due 07/21/31 (Þ) 325 324
Sierra Timeshare Receivables Funding
LLC
Series 2025-2A Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.720% due 04/20/44 (Þ) 192 191
Series 2025-3A Class A
4.440% due 08/22/44 (Þ) 368 366
Signal Rail I LLC
Series 2021-1 Class A
2.230% due 08/17/51 (Þ) 585 551
SLM Private Credit Student Loan Trust
Series 2006-B Class A5
4.196% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê) 119 116
SMB Private Education Loan Trust
Series 2021-B Class A
1.310% due 07/17/51 (Þ) 38 36
Series 2023-B Class A1B
5.425% due 10/16/56 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 165 167
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 158 158
STAR Trust
Series 2024-SFR4 Class A
5.426% due 10/17/41 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 1,207 1,207
Series 2026 SFR8 Class A
5.068% due 09/17/43 (~)(Ê)(Þ) 395 395
Series 2026-SFR7 Class A
5.080% due 05/17/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 355 354
Stellantis Financial Underwritten
Enhanced Lease Trust
Series 2025-BA Class A4
4.290% due 06/20/29 (Þ) 235 234
Series 2026-AA Class B
4.610% due 04/22/30 (Þ) 220 218
Tesla Sustainable Energy Trust
Series 2024-1A Class A2
5.080% due 06/21/50 (Þ) 379 378
Towd Point Mortgage Trust
Series 2026-CES1 Class A1
4.961% due 01/25/66 (~)(Ê)(Þ) 762 751
Series 2026-CES3 Class A1
5.302% due 06/20/66 (~)(Ê)(Þ) 389 388
Series 2026-FIX1 Class A1
4.980% due 12/25/65 (~)(Ê)(Þ) 1,381 1,362
Series 2026-FIX2 Class A1A
5.309% due 04/25/66 (~)(Ê)(Þ) 623 619
Toyota Auto Receivables Owner Trust
Series 2024-A Class A3
4.830% due 10/16/28 290 291
Series 2024-D Class A3
4.400% due 06/15/29 1,152 1,153
Series 2025-D Class A3
3.840% due 06/17/30 1,265 1,254
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 1,386 1,328
Tricon Residential Trust
Series 2023-SFR2 Class A
5.000% due 12/17/40 (Þ) 202 199
Series 2024-SFR1 Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 04/17/41 (Þ) 200 196
Series 2026-SFR1 Class A
4.777% due 02/17/43 (CME Term
SOFR 1 Month + 1.100%)(Ê)(Þ) 508 507
Trinity Rail Leasing LLC
Series 2021-1A Class A
2.260% due 07/19/51 (Þ) 218 206
Series 2024-1A Class A
5.780% due 05/19/54 (Þ) 138 138
USB Auto Owner Trust
Series 2025-1A Class A4
4.620% due 12/16/30 (Þ) 205 205
Series 2025-1A Class B
4.810% due 01/15/31 (Þ) 65 65
Verizon Master Trust
Series 2024-7 Class C
4.840% due 08/20/32 (Þ) 100 99
Series 2025-1 Class B
4.940% due 01/21/31 315 316
Series 2025-1 Class C
5.090% due 01/21/31 335 336
Volkswagen Credit Auto Master Trust
Series 2026-1A Class A
4.710% due 05/20/31 (Þ) 640 640
Western Funding Auto Loan Trust
Series 2025-1 Class A
4.750% due 07/16/35 (Þ) 690 688
Series 2025-1 Class B
4.980% due 09/17/35 (Þ) 305 302
Westlake Automobile Receivables Trust
Series 2025-P1 Class A4
4.660% due 04/15/30 (Þ) 185 185
Series 2026-P2 Class A4
4.720% due 08/15/31 (Þ) 250 249
WF Card Issuance Trust
Series 2025-A1 Class A
4.340% due 05/15/30 415 414
Yamaha Motor Master Trust
Series 2026-A Class A1
4.430% due 04/15/31 (Þ) 200 198
Series 2026-A Class B
4.640% due 04/15/31 (Þ) 105 104
63,143
Corporate Bonds and Notes - 35.5%
Consumer Discretionary - 5.1%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 403 383
Alaska Airlines Pass-Through Trust
Series 2020-1
Class A
4.800% due 02/15/29 (Þ) 367 367
Amazon.com, Inc.
4.600% due 07/09/29 920 917
BMW US Capital LLC
4.650% due 03/19/27 (Þ) 600 600
4.300% due 03/17/28 (Þ) 500 497
Carnival Corp., Ltd.
4.000% due 08/01/28 (Þ) 1,340 1,312

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
5.050% due 03/30/29 460 455
Cummins, Inc.
4.250% due 05/09/28 550 548
Delta Air Lines, Inc.
4.950% due 07/10/28 303 304
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 705 703
eBay, Inc.
2.600% due 05/10/31 377 337
Ferguson Finance PLC
4.500% due 10/24/28 (Þ) 322 320
Ford Motor Credit Co. LLC
4.950% due 05/28/27 775 775
6.800% due 05/12/28 660 677
General Motors Financial Co., Inc.
5.050% due 04/04/28 500 502
4.750% due 04/06/29 905 901
Genuine Parts Co.
1.875% due 11/01/30 783 680
Hyatt Hotels Corp.
4.375% due 09/15/28 338 335
Hyundai Capital America
4.500% due 06/16/28 (Þ) 500 497
4.900% due 06/23/28 (Þ) 135 135
Las Vegas Sands Corp.
5.900% due 06/01/27 295 297
5.625% due 06/15/28 423 427
3.900% due 08/08/29 585 563
LKQ Corp.
5.750% due 06/15/28 476 482
Lowe's Cos., Inc.
4.000% due 10/15/28 645 636
Series 10YR
3.650% due 04/05/29 910 885
Marriott International, Inc.
5.550% due 10/15/28 632 643
McDonald's Corp.
Series MTN
3.500% due 07/01/27 555 551
Royal Caribbean Cruises, Ltd.
5.500% due 04/01/28 (Þ) 520 524
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 344 342
Toyota Motor Credit Corp.
Series B
4.050% due 03/13/29 575 567
United Airlines Pass-Through Trust
Series 2014-2
Class A
3.750% due 03/03/28 720 720
WMG Acquisition Corp.
3.750% due 12/01/29 (Þ) 376 358
18,240
Consumer Staples - 1.4%
Altria Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 02/04/28 435 437
Avery Dennison Corp.
2.650% due 04/30/30 419 386
Campbell's Co. (The)
4.550% due 03/21/31 683 660
Conagra Brands, Inc.
1.375% due 11/01/27 646 619
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 245 245
Ingredion, Inc.
2.900% due 06/01/30 383 356
Keurig Dr Pepper, Inc.
4.600% due 05/15/30 647 636
Mars, Inc.
4.600% due 03/01/28 (Þ) 550 550
Mondelez International, Inc.
4.250% due 05/06/28 555 552
Sysco Corp.
5.100% due 09/23/30 671 671
5,112
Energy - 1.7%
Chevron USA, Inc.
4.475% due 02/26/28 930 931
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 565 578
Energy Transfer, LP
6.100% due 12/01/28 326 335
Enterprise Products Operating LLC
4.300% due 06/20/28 625 622
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 605 602
EQT Corp.
7.000% due 02/01/30 612 646
Gray Oak Pipeline LLC
3.450% due 10/15/27 (Þ) 617 606
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 344 341
ONEOK, Inc.
5.800% due 11/01/30 656 673
Western Midstream Operating, LP
4.500% due 03/01/28 604 601
5,935
Financial Services - 15.0%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 446 447
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 697 676
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 659 682
American Express Co.
4.009% due 02/09/29 (SOFR +
0.581%)(Ê) 970 961
4.731% due 04/25/29 (SOFR +
1.260%)(Ê) 590 591
4.444% due 05/03/30 (SOFR +
0.811%)(Ê) 650 644

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ares Capital Corp.
5.250% due 04/12/31 391 378
Atlas Warehouse Lending Co., LP
4.625% due 11/15/28 (Þ) 750 740
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 278 272
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30 420 408
Bank of America Corp.
6.204% due 11/10/28 (SOFR +
1.990%)(Ê) 800 815
4.477% due 04/23/30 (SOFR +
0.870%)(Ê) 1,355 1,340
Series MTN
4.600% due 10/21/27 500 500
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 845 826
Bank of New York Mellon (The)
4.729% due 04/20/29 (SOFR +
1.135%)(Ê) 430 431
Bank of New York Mellon Corp. (The)
4.026% due 01/22/30 (SOFR +
0.634%)(Ê) 560 551
BGC Group, Inc.
8.000% due 05/25/28 588 613
Blackstone Secured Lending Fund
5.300% due 06/30/30 511 495
Block Financial LLC
2.500% due 07/15/28 304 290
Blue Owl Capital Corp.
2.875% due 06/11/28 245 233
Capital One Financial Corp.
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 618 672
Capital Southwest Corp.
5.950% due 09/18/30 383 379
Citigroup, Inc.
4.786% due 03/04/29 (SOFR +
0.870%)(Ê) 1,040 1,040
4.075% due 04/23/29 (CME Term
SOFR 3 Month + 1.454%)(Ê) 1,115 1,103
4.542% due 09/19/30 (SOFR +
1.338%)(Ê) 960 949
CNO Financial Group, Inc.
5.250% due 05/30/29 587 588
Corebridge Global Funding
4.900% due 01/07/28 (Þ) 290 291
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 273 266
EPR Properties
4.950% due 04/15/28 650 648
Equitable America Global Funding
4.650% due 06/09/28 (Þ) 490 489
F&G Annuities & Life, Inc.
7.400% due 01/13/28 568 582
Fifth Third Bancorp
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 500 497
First Citizens Bank & Trust Co.
6.125% due 03/09/28 660 671
FNB Corp.
5.722% due 12/11/30 (SOFR +
1.930%)(Ê) 442 443
Global Net Lease, Inc.
4.500% due 09/30/28 (Þ) 180 176
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 675 660
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 500 504
Goldman Sachs Group, Inc. (The)
4.153% due 10/21/29 (SOFR +
0.900%)(Ê) 615 605
4.594% due 04/20/30 (SOFR +
0.990%)(Ê) 1,500 1,484
Highwoods Realty, LP
4.125% due 03/15/28 244 240
4.200% due 04/15/29 477 465
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 207 212
Jefferies Financial Group, Inc.
5.125% due 04/28/31 334 327
JPMorgan Chase & Co.
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,000 998
4.915% due 01/24/29 (SOFR +
0.800%)(Ê) 595 597
6.087% due 10/23/29 (SOFR +
1.570%)(Ê) 380 390
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,160 1,163
4.408% due 04/23/30 (SOFR +
0.820%)(Ê) 1,265 1,248
KeyBank National Association
Series BKNT
6.950% due 02/01/28 503 518
Kilroy Realty, LP
4.750% due 12/15/28 403 399
Ladder Capital Finance Holdings LLLP
/ Ladder Capital Finance Corp.
4.750% due 06/15/29 (Þ) 305 297
Lehman Brothers Holdings Capital
Trust VII
Series MTN
0.000% due 11/29/49 (Æ)(Ø)(Š)(ž) 270 —
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 621 603
M&T Bank Corp.
6.082% due 03/13/32 (SOFR +
2.260%)(Ê) 647 668
Series MTN
4.833% due 01/16/29 (SOFR +
0.930%)(Ê) 610 610
Marsh & McLennan Cos., Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.550% due 11/08/27 535 535
Morgan Stanley
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 540 542
5.449% due 07/20/29 (SOFR +
1.630%)(Ê) 208 210
6.407% due 11/01/29 (SOFR +
1.830%)(Ê) 1,205 1,244
4.555% due 04/10/30 (SOFR +
0.960%)(Ê) 445 440
5.170% due 07/14/32 (SOFR +
1.158%)(Ê) 650 648
Mutual of Omaha Cos. Global Funding
4.514% due 06/09/28 (Þ) 660 656
4.750% due 10/15/29 (Þ) 530 526
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 670 669
PartnerRe Finance B LLC
4.500% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.815%)(Ê) 254 242
Piedmont Operating Partnership, LP
3.150% due 08/15/30 578 527
PNC Financial Services Group, Inc.
(The)
4.075% due 01/26/29 (SOFR +
0.610%)(Ê) 995 986
4.831% due 07/19/30 (SOFR +
0.798%)(Ê) 605 604
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 600 600
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 655 670
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 367 376
6.125% due 03/01/29 211 213
Synchrony Financial
5.019% due 07/29/29 (SOFR +
1.395%)(Ê) 670 668
Truist Bank
Series BKNT
4.136% due 10/23/29 (SOFR +
0.911%)(Ê) 1,415 1,394
Series I
4.144% due 01/27/29 (SOFR +
0.662%)(Ê) 600 595
Truist Financial Corp.
Series MTN
7.161% due 10/30/29 (SOFR +
2.446%)(Ê) 643 673
US Bancorp
5.384% due 01/23/30 (SOFR +
1.560%)(Ê) 930 942
US Bank National Association
Series BKNT
4.535% due 05/20/29 (SOFR +
0.670%)(Ê) 905 902
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VICI Properties, LP
4.750% due 02/15/28 351 350
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 284 275
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 397 389
Wells Fargo & Co.
4.577% due 05/20/29 (SOFR +
0.720%)(Ê) 1,175 1,171
4.078% due 09/15/29 (SOFR +
0.880%)(Ê) 1,214 1,196
6.303% due 10/23/29 (SOFR +
1.790%)(Ê) 970 1,000
4.182% due 01/23/30 (SOFR +
0.740%)(Ê) 655 644
Series MTN
3.526% due 03/24/28 (SOFR +
1.510%)(Ê) 550 546
Zions Bancorp National Association
3.250% due 10/29/29 658 618
53,726
Health Care - 2.6%
Abbott Laboratories
3.700% due 03/09/29 1,395 1,363
Bon Secours Mercy Health, Inc.
Series 2018
4.302% due 07/01/28 695 688
CommonSpirit Health
6.073% due 11/01/27 565 574
GE HealthCare Technologies, Inc.
4.150% due 12/15/28 360 356
HCA, Inc.
4.502% due 03/01/28 (SOFR +
0.870%)(Ê) 545 546
5.875% due 02/01/29 431 439
IQVIA, Inc.
5.700% due 05/15/28 733 743
Merck & Co., Inc.
4.300% due 05/22/28 525 524
1.900% due 12/10/28 475 448
Mylan, Inc.
4.550% due 04/15/28 270 268
Novartis Capital Corp.
4.100% due 03/16/29 490 484
Orlando Health Obligated Group
3.777% due 10/01/28 865 846
Revvity, Inc.
1.900% due 09/15/28 460 433
Sanofi SA
3.800% due 11/03/28 900 887
Universal Health Services, Inc.
2.650% due 10/15/30 697 624
9,223
Materials and Processing - 0.3%
Georgia-Pacific LLC
4.400% due 06/30/28 (Þ) 580 577
International Flavors & Fragrances, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.832% due 10/15/27 (Þ) 706 683
1,260
Producer Durables - 3.2%
Avnet, Inc.
6.250% due 03/15/28 583 594
Caterpillar Financial Services Corp.
Series L
4.200% due 05/15/28 525 522
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 349 346
Eaton Corp.
3.950% due 03/06/29 1,710 1,680
FedEx Freight Holding Co., Inc.
4.300% due 03/15/29 (Þ) 910 894
Flowserve Corp.
3.500% due 10/01/30 664 622
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 294 286
Honeywell Aerospace, Inc.
3.900% due 03/16/28 (Þ) 865 855
Honeywell International, Inc.
2.500% due 11/01/26 700 697
Howmet Aerospace, Inc.
3.900% due 04/15/29 990 969
Lennox International, Inc.
5.500% due 09/15/28 541 549
Masco Corp.
1.500% due 02/15/28 391 373
Regal Rexnord Corp.
6.050% due 04/15/28 298 304
TD SYNNEX Corp.
2.375% due 08/09/28 272 259
Teledyne Technologies, Inc.
2.250% due 04/01/28 327 314
Trimble, Inc.
4.900% due 06/15/28 343 342
Veralto Corp.
5.350% due 09/18/28 456 461
Waste Management, Inc.
4.500% due 03/15/28 910 910
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 449 448
11,425
Technology - 1.6%
Accenture Capital, Inc.
4.050% due 10/04/29 560 549
CDW LLC / CDW Finance Corp.
4.250% due 04/01/28 185 183
3.250% due 02/15/29 268 255
Fidelity National Information Services,
Inc.
4.450% due 03/10/28 585 582
Gartner, Inc.
3.625% due 06/15/29 (Þ) 408 384
Motorola Solutions, Inc.
2.750% due 05/24/31 319 287
MSCI, Inc.
4.000% due 11/15/29 (Þ) 276 266
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
News Corp.
3.875% due 05/15/29 (Þ) 357 344
Oracle Corp.
2.950% due 04/01/30 815 733
Roper Technologies, Inc.
4.450% due 09/15/30 383 375
Salesforce, Inc.
4.500% due 03/15/28 880 879
ServiceNow, Inc.
4.250% due 05/15/28 510 507
Take-Two Interactive Software, Inc.
4.950% due 03/28/28 483 485
5,829
Utilities - 4.6%
AES Corp. (The)
5.200% due 07/15/29 695 695
Ameren Corp.
3.500% due 01/15/31 297 279
AT&T, Inc.
2.300% due 06/01/27 655 643
4.350% due 03/01/29 1,095 1,082
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 305 297
Consumers Energy Co.
4.900% due 02/15/29 645 649
DTE Energy Co.
4.950% due 07/01/27 730 733
Edison International
4.125% due 03/15/28 221 218
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 679 682
Evergy, Inc.
4.250% due 03/15/29 670 660
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 293 297
FirstEnergy Corp.
Series B
2.250% due 09/01/30 233 208
Florida Power & Light Co.
5.050% due 04/01/28 425 429
Monongahela Power Co.
4.450% due 08/15/29 (Þ) 400 396
National Rural Utilities Cooperative
Finance Corp.
3.950% due 12/10/27 855 849
Series D
4.050% due 02/09/29 625 615
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 340 341
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 331 332
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 265 261
NiSource, Inc.
1.700% due 02/15/31 433 375

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NRG Energy, Inc.
4.450% due 06/15/29 (Þ) 694 681
Pacific Gas and Electric Co.
3.000% due 06/15/28 625 605
Pinnacle West Capital Corp.
4.650% due 06/01/29 715 712
Public Service Co. of Colorado
4.150% due 03/13/29 310 306
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 343 350
Sempra
3.400% due 02/01/28 276 271
Southwestern Electric Power Co.
4.100% due 09/15/28 312 308
Sprint Capital Corp.
6.875% due 11/15/28 539 562
System Energy Resources, Inc.
6.000% due 04/15/28 662 674
T-Mobile USA, Inc.
4.950% due 03/15/28 690 693
Verizon Communications, Inc.
2.100% due 03/22/28 710 682
Vistra Operations Co. LLC
4.600% due 10/15/30 (Þ) 531 517
16,402
127,152
International Debt - 13.3%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.875% due 04/01/28 740 741
4.125% due 02/28/29 1,195 1,173
America Movil SAB de CV
3.625% due 04/22/29 649 627
Avolon Holdings Funding, Ltd.
5.750% due 03/01/29 (Þ) 80 81
4.200% due 04/15/29 (Þ) 755 738
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand
5.621% due 12/10/29 (Þ) 655 665
Banco Santander SA
6.607% due 11/07/28 600 623
Bank of Montreal
5.266% due 12/11/26 640 642
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 694 682
Series J
4.547% due 06/02/29 (SOFR +
0.632%)(Ê) 450 448
4.338% due 03/19/30 (SOFR +
0.890%)(Ê) 660 652
Bank of Nova Scotia (The)
4.404% due 09/08/28 (SOFR +
1.000%)(Ê) 930 928
4.578% due 06/05/29 (SOFR +
0.660%)(Ê) 650 647
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 575 596
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 590 589
BAT Capital Corp.
3.557% due 08/15/27 570 564
3.462% due 09/06/29 500 481
Battery Park CLO, Ltd.
Series 2019-1A Class AR
5.153% due 07/15/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 100 100
BCRED MML CLO LLC
Series 2021-1A Class A
5.495% due 01/15/35 (CME Term
SOFR 3 Month + 1.742%)(Ê)(Þ) 171 171
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 573 586
BNP Paribas SA
5.335% due 06/12/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê)(Þ) 1,200 1,210
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 647 611
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 629 635
Caisse d'Amortissement de la Dette
Sociale
3.750% due 05/24/28 (Þ) 500 494
Canadian Imperial Bank of Commerce
4.723% due 06/16/29 (SOFR +
0.670%)(Ê) 1,200 1,199
Capital Power US Holdings, Inc.
5.257% due 06/01/28 (Þ) 678 680
CarVal CLO, Ltd.
Series 2024-3A Class A1
5.119% due 10/20/37 (CME Term
SOFR 3 Month + 1.390%)(Ê)(Þ) 180 180
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 343 338
4.250% due 04/30/29 (Þ) 278 263
Cooperatieve Rabobank UA
4.345% due 06/09/28 525 524
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 488 479
Deutsche Bank AG
2.552% due 01/07/28 (SOFR +
1.318%)(Ê) 500 496
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 755 750
Dryden CLO, Ltd.
Series 2018-55A Class A1

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.035% due 04/15/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 5 5
Enbridge, Inc.
4.600% due 06/20/28 385 384
Enel Finance International NV
3.500% due 04/06/28 (Þ) 444 435
Flutter Treasury DAC
6.375% due 04/29/29 (Þ) 939 951
Gildan Activewear, Inc.
4.700% due 10/07/30 (Þ) 534 522
Glencore Funding LLC
4.907% due 04/01/28 (Þ) 281 282
HSBC Holdings PLC
4.583% due 06/19/29 (CME Term
SOFR 3 Month + 1.796%)(Ê) 715 712
4.398% due 03/10/30 (SOFR +
0.990%)(Ê) 550 542
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 758 678
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 239 235
InRetail Consumer
3.250% due 03/22/28 (Þ) 704 679
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 259
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL7 Class A
4.864% due 10/16/36 (CME Term
SOFR 1 Month + 1.194%)(Ê)(Þ) 27 27
National Bank of Canada
4.166% due 01/20/29 (SOFR +
0.760%)(Ê) 650 645
Nordea Bank Abp
4.400% due 05/21/29 (Þ) 525 521
NTT Finance Corp.
4.567% due 07/16/27 (Þ) 760 761
4.620% due 07/16/28 (Þ) 672 669
nVent Finance SARL
4.550% due 04/15/28 534 531
Open Text Corp.
6.900% due 12/01/27 (Þ) 572 583
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 262 247
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 693 682
Repsol E&P Capital Markets US LLC
4.805% due 09/16/28 (Þ) 201 201
Royal Bank of Canada
4.498% due 08/06/29 (SOFR +
0.890%)(Ê) 625 622
6.750% due 08/24/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.815%)(Ê) 264 267
Series GMTN
4.522% due 10/18/28 (SOFR +
0.860%)(Ê) 650 649
Santander UK Group Holdings PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.320% due 09/22/29 (SOFR +
1.070%)(Ê) 453 447
Saudi Government International Bond
5.125% due 01/13/28 (Þ) 1,710 1,715
Skandinaviska Enskilda Banken AB
4.000% due 03/12/29 (Þ) 500 491
Societe Generale SA
4.750% due 09/14/28 (Þ) 602 599
Standard Chartered PLC
3.265% due 02/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.300%)(Ê)(Þ) 739 673
Sumitomo Mitsui Trust Bank, Ltd.
3.950% due 03/05/29 (Þ) 725 711
Svenska Handelsbanken AB
4.375% due 06/11/29 (Þ) 525 521
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 138 138
Toronto-Dominion Bank (The)
4.109% due 10/13/28 1,190 1,176
4.361% due 04/23/29 625 618
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 652 672
Series F
4.847% due 07/27/29 500 500
TransCanada PipeLines, Ltd.
Series 10YR
4.250% due 05/15/28 434 431
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 484
Trillium Credit Card Trust
Series 2025-1A Class B
4.405% due 09/26/30 (Þ) 175 174
UBS Group AG
3.869% due 01/12/29 (USD 3 Month
SOFR + 1.410%)(Ê)(Þ) 680 672
4.302% due 03/16/29 (SOFR +
0.810%)(Ê) 1,190 1,183
UniCredit SpA
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 272 284
Unilever Capital Corp.
3.500% due 03/22/28 650 641
UPM-Kymmene Oyj
7.450% due 11/26/27 (Þ) 503 518
Vale Overseas, Ltd.
3.750% due 07/08/30 654 621
Var Energi ASA
5.875% due 05/22/30 (Þ) 726 741
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 348 335
Westpac New Zealand, Ltd.
4.127% due 01/29/29 (Þ) 700 689
Yamana Gold, Inc.
4.625% due 12/15/27 318 317

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA
4.750% due 06/01/28 (Þ) 683 682
47,715
Mortgage-Backed Securities - 15.2%
Angel Oak Mortgage Trust
Series 2026-2 Class A1LC
4.796% due 02/25/71 (~)(Ê)(Þ) 305 298
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 343
Aventura Mall Trust
Series 2018-AVM Class A
4.112% due 07/05/40 (~)(Ê)(Þ) 100 98
Bank Commercial Mortgage Pass-
Through Certificates
Series 2019-BN22 Class ASB
2.897% due 11/15/62 75 73
Series 2025-5YR17 Class A3
5.225% due 11/15/58 505 507
Series 2026-5YR21 Class A3
5.525% due 04/15/59 550 558
Series 2026-5YR22 Class A3
5.713% due 06/15/59 (~)(Ê) 590 603
Barclays Commercial Mortgage Trust
Series 2020-C7 Class ASB
2.029% due 04/15/53 204 193
Series 2020-C8 Class ASB
1.867% due 10/15/53 48 46
Series 2022-C14 Class ASB
2.901% due 02/15/55 700 659
Series 2025-5C37 Class A3
5.015% due 09/15/58 428 426
Barclays Mortgage Loan Trust
Series 2026-NQM2 Class A1
4.696% due 12/25/65 (~)(Ê)(Þ) 452 444
Benchmark Mortgage Trust
Series 2019-B15 Class AAB
2.859% due 12/15/72 98 96
Series 2021-B27 Class XA
Interest Only STRIPS
1.347% due 07/15/54 (~)(Ê) 3,963 154
Series 2025-V16 Class A3
5.439% due 08/15/58 (~)(Ê) 165 167
Series 2025-V17 Class A3
5.075% due 09/15/58 305 304
Series 2025-V18 Class A3
5.184% due 10/15/58 340 341
Series 2026-V21 Class A3
5.127% due 03/15/59 160 160
Series 2026-V22 Class A3
5.468% due 05/15/59 95 96
BINOM Mortgage Loan Trust
Series 2026-NQM1 Class A1A
5.060% due 02/25/66 (~)(Ê)(Þ) 425 420
BMO Mortgage Trust
Series 2025-5C12 Class A3
5.180% due 10/15/58 585 585
BOCA Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-BOCA Class A
5.276% due 12/15/42 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 780 781
BRAVO Residential Funding Trust
Series 2026-NQM3 Class A1
4.985% due 11/25/65 (~)(Ê)(Þ) 747 739
Series 2026-NQM5 Class A1LC
5.360% due 06/25/66 (~)(Ê)(Þ) 400 394
Citigroup Commercial Mortgage Trust
Series 2019-GC41 Class AAB
2.720% due 08/10/56 93 90
Citigroup Mortgage Loan Trust
Series 2026-LTV1 Class A1A
5.759% due 05/25/66 (~)(Ê)(Þ) 1,131 1,127
COLT Mortgage Loan Trust
Series 2025-12 Class A1LC
5.090% due 01/26/71 (~)(Ê)(Þ) 345 340
Series 2026-3 Class A1A
5.119% due 05/25/71 (~)(Ê)(Þ) 312 309
Series 2026-5 Class A1
5.410% due 07/27/71 (~)(Ê)(Þ) 295 294
Cross Mortgage Trust
Series 2023-H2 Class A1A
7.135% due 11/25/68 (~)(Ê)(Þ) 130 130
CSAIL Commercial Mortgage Trust
Series 2020-C19 Class A1
1.296% due 03/15/53 17 16
Fannie Mae
3.000% due 2033 258 249
3.500% due 2033 174 170
2.500% due 2036 268 258
4.861% due 2053 (SOFR 30 Day
Average + 2.339%)(Ê) 204 205
Fannie Mae Connecticut Avenue
Securities Trust
Series 2021-R03 Class 1M2
5.266% due 12/25/41 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 173 173
Series 2024-R02 Class 1M2
5.416% due 02/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 230 232
Fannie Mae REMICS
4.766% due 04/25/56 (SOFR 30 Day
Average + 1.150%)(Ê) 557 555
4.516% due 06/25/56 (SOFR 30 Day
Average + 0.900%)(Ê) 823 818
Series 2007-73 Class A1
3.565% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 5 5
Series 2024-25 Class AD
5.000% due 03/25/44 543 543
Series 2024-90 Class B
5.000% due 07/25/51 239 238
Series 2025-61 Class DA
4.500% due 09/25/51 1,136 1,117
Series 2025-102 Class FA
4.666% due 12/25/55 (SOFR 30 Day
Average + 1.050%)(Ê) 439 438
Series 2025-102 Class FD

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.666% due 12/25/55 (SOFR 30 Day
Average + 1.050%)(Ê) 500 499
Series 2025-112 Class AC
4.500% due 07/25/53 1,066 1,039
Series 2026-21 Class GB
4.500% due 07/25/53 1,614 1,572
Series 2026-30 Class ED
4.500% due 04/25/54 757 739
Series 2026-41 Class A
4.500% due 07/25/53 902 878
Farmer Mac Agricultural Real Estate
Trust
Series 2025-1 Class A1
5.220% due 08/01/55 (~)(Ê)(Þ) 162 157
Freddie Mac
5.000% due 2041 675 672
Freddie Mac Multifamily Structured
Pass Through Certificates
Series 2018-K085 Class A2
4.060% due 10/25/28 (~)(Ê) 150 148
Series 2019-K094 Class A2
2.903% due 06/25/29 580 554
Series 2020-K108 Class A2
1.517% due 03/25/30 515 464
Series 2022-K750 Class A2
3.000% due 09/25/29 365 350
Freddie Mac REMICS
Series 2020-5050 Class YA
1.000% due 01/15/46 87 81
Series 2024-5481 Class FA
5.016% due 12/25/54 (SOFR 30 Day
Average + 1.400%)(Ê) 894 902
Series 2024-5487 Class EA
5.000% due 12/25/51 1,308 1,307
Series 2025-5582 Class LA
4.500% due 08/25/52 1,261 1,238
Series 2025-5585 Class EC
4.500% due 09/25/54 1,401 1,367
Series 2025-5588 Class BA
4.500% due 11/25/52 1,370 1,342
Series 2026-5664 Class EA
4.500% due 02/25/54 1,185 1,156
Freddie Mac STACR REMIC Trust
Series 2022-DNA2 Class M1A
4.916% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 3 3
Series 2022-DNA2 Class M1B
6.016% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 300 302
FRESB Mortgage Trust
Series 2018-SB52 Class A10F
3.448% due 06/25/28 (~)(Ê) 124 122
Series 2018-SB53 Class A10F
3.612% due 06/25/28 (~)(Ê) 200 196
Series 2018-SB54 Class A10F
3.520% due 05/25/28 (~)(Ê) 17 16
Government National Mortgage
Association
Series 2015-52 Class EA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 01/16/43 210 200
Series 2022-174 Class AG
3.000% due 07/20/44 268 258
GS Mortgage-Backed Securities Trust
Series 2026-HLTV1 Class A1
5.626% due 11/25/66 (~)(Ê)(Þ) 553 552
Series 2026-NQM4 Class A1A
5.461% due 06/25/66 (~)(Ê)(Þ) 550 547
Hudson Yards Mortgage Trust
Series 2025-SPRL Class A
5.649% due 01/13/40 (~)(Ê)(Þ) 270 273
JPMorgan Commercial Mortgage
Securities Trust
Series 2019-COR6 Class ASB
2.982% due 11/13/52 69 67
JPMorgan Mortgage Trust
Series 2024-6 Class A11
4.866% due 12/25/54 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 281 281
Series 2024-11 Class A11
4.866% due 04/25/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 288 287
Series 2025-3 Class A1A
5.622% due 09/25/55 (~)(Ê)(Þ) 652 649
Series 2025-5MPR Class A1D
5.500% due 11/25/55 (~)(Ê)(Þ) 421 419
Series 2025-7MPR Class A1D
5.324% due 02/25/56 (~)(Ê)(Þ) 305 303
Series 2025-12MPR Class A1D
5.055% due 06/25/56 (~)(Ê)(Þ) 638 627
Series 2025-NQM4 Class A1
4.954% due 03/25/66 (~)(Ê)(Þ) 736 729
Series 2025-NQM5 Class A1A
4.879% due 05/25/66 (~)(Ê)(Þ) 461 455
Series 2026-2 Class A11
4.766% due 07/25/56 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 468 464
Series 2026-4MPR Class A1A
5.627% due 06/01/56 (~)(Ê)(Þ) 783 780
Series 2026-LTV1 Class A1
5.416% due 09/25/56 (~)(Ê)(Þ) 500 496
Series 2026-NQM2 Class A1LC
5.223% due 09/25/66 (~)(Ê)(Þ) 305 301
Mill City Mortgage Loan Trust
Series 2019-1 Class A1
3.250% due 10/25/69 (~)(Ê)(Þ) 85 83
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2025-C35 Class A1
4.609% due 08/15/58 93 92
Morgan Stanley Residential Mortgage
Loan Trust
Series 2026-INV1 Class A9
4.766% due 02/25/61 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 730 725
Series 2026-NQM4 Class A1
5.075% due 03/25/71 (~)(Ê)(Þ) 571 565
OBX Trust
Series 2025-NQM21 Class A1LC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.079% due 10/25/65 (~)(Ê)(Þ) 1,948 1,920
Series 2026-INV1 Class AF
4.966% due 02/25/56 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 710 702
Series 2026-NQM1 Class A1LC
5.018% due 11/25/65 (~)(Ê)(Þ) 530 521
Series 2026-NQM3 Class A1
4.652% due 01/25/66 (~)(Ê)(Þ) 455 447
Series 2026-NQM6 Class A1FC
5.063% due 04/26/66 (~)(Ê)(Þ) 355 353
Series 2026-NQM6 Class A1LC
5.063% due 04/26/66 (~)(Ê)(Þ) 685 672
Series 2026-NQM9 Class A1
5.470% due 04/25/66 (~)(Ê)(Þ) 232 232
PMT Loan Trust
Series 2026-J1 Class A25
4.766% due 01/25/57 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 760 755
Series 2026-J2 Class A24
4.966% due 03/25/57 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 436 436
Preston Ridge Partners Mortgage Trust
Series 2024-RCF1 Class A1
4.000% due 01/25/54 (~)(Ê)(Þ) 497 488
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 403 398
Series 2025-RCF5 Class A1
4.839% due 10/25/55 (~)(Ê)(Þ) 391 385
Series 2026-NQM1 Class A1
5.134% due 02/25/71 (~)(Ê)(Þ) 27 27
Series 2026-NQM1 Class A1A
5.134% due 02/25/71 (~)(Ê)(Þ) 944 935
Series 2026-NQM2 Class A1A
5.264% due 04/25/71 (~)(Ê)(Þ) 653 647
Series 2026-RCF1 Class A1
4.845% due 01/25/56 (~)(Ê)(Þ) 155 153
ROCK Trust
Series 2024-CNTR Class A
5.388% due 11/13/41 (Þ) 860 864
Sequoia Mortgage Trust
Series 2026-2 Class A26F
4.766% due 03/25/56 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 372 368
Towd Point Mortgage Trust
Series 2018-6 Class A1B
3.750% due 03/25/58 (~)(Ê)(Þ) 280 271
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 308 300
Series 2021-SJ2 Class A1A
2.250% due 12/25/61 (~)(Ê)(Þ) 101 99
Verus Securitization Trust
Series 2026-1 Class A1LC
5.020% due 01/25/71 (~)(Ê)(Þ) 240 236
Series 2026-2 Class A1FC
4.507% due 02/25/71 (~)(Ê)(Þ) 403 396
Series 2026-2 Class A1LC
4.751% due 02/25/71 (~)(Ê)(Þ) 460 448
Series 2026-3 Class A1LC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.927% due 03/25/71 (~)(Ê)(Þ) 710 696
Series 2026-R3 Class A1
5.190% due 02/27/68 (~)(Ê)(Þ) 301 299
Series 2026-R4 Class A1LC
5.275% due 12/27/67 (~)(Ê)(Þ) 84 83
Series 2026-R5 Class A1
5.457% due 03/25/68 (~)(Ê)(Þ) 425 425
Wells Fargo Commercial Mortgage
Trust
Series 2019-C52 Class ASB
2.833% due 08/15/52 54 52
Series 2020-C55 Class ASB
2.651% due 02/15/53 48 46
Series 2025-5C6 Class A3
5.186% due 10/15/58 560 561
Series 2026-5C9 Class A3
5.486% due 05/15/59 345 348
54,612
Municipal Bonds - 0.3%
City of Philadelphia Redevelopment
Authority Revenue Bonds
4.518% due 09/01/27 470 470
County of Miami-Dade Seaport
Department Revenue Bonds
1.522% due 10/01/27 (µ) 345 334
Taxable Municipal Funding Trust
Revenue Bonds
3.970% due 09/01/30 (µ)(~)(Ê)(Þ) 110 110
914
United States Government Agencies - 2.6%
Federal Farm Credit Bank Funding
Corp.
3.880% due 03/23/28 825 817
4.300% due 07/27/28 500 499
3.950% due 09/25/28 600 590
3.970% due 11/28/28 700 691
3.740% due 01/22/29 605 593
4.200% due 05/07/29 900 891
3.875% due 06/01/29 1,934 1,893
4.000% due 12/26/29 500 489
4.720% due 05/28/30 2,275 2,254
Federal Home Loan Bank
4.430% due 07/28/28 440 439
4.550% due 05/06/30 333 329
9,485
United States Government Treasuries - 8.4%
United States Treasury Notes
4.250% due 02/15/28 1,225 1,225
3.625% due 05/31/28 800 791
4.125% due 06/30/28 13,225 13,191
3.875% due 07/15/28 1,125 1,117
2.875% due 08/15/28 6,795 6,611
3.875% due 04/15/29 4,645 4,592
3.250% due 06/30/29 1,420 1,378
3.500% due 02/28/31 1,430 1,377
30,282
Total Long-Term Fixed
Income Investments
(cost $335,638) 333,303

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 6.4%
Cabot Trail Funding LLC
2.761% due 08/04/26 (ç)(Þ)(ž) 600 600
LMA-Americas LLC
3.324% due 08/10/26 (ç)(Þ)(ž) 650 649
Old Line Funding LLC
3.878% due 09/02/26 (ç)(Þ)(ž) 305 304
Toyota Credit de Puerto Rico Corp.
4.115% due 12/07/26 (ž) 600 591
U.S. Cash Management Fund(@) 20,640,840 (∞) 20,637
United States Treasury Bills
2.612% due 08/11/26 (ž) 50 50
Total Short-Term Investments
(cost $22,830) 22,831
Total Investments - 99.3%
(identified cost $358,468) 356,134
Other Assets and Liabilities,
Net - 0.7%
2,480
Net Assets - 100.0%
358,614

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 253
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
30.7%
7-Eleven, Inc. 12/19/25 403,000 95.89 386
383
Aircastle, Ltd. 09/14/23 697,000 96.14 670
676
Alaska Airlines Pass-Through Trust 11/17/23 366,918 98.30 361
367
AMSR Trust 10/29/24 445,000 97.08 432
431
Angel Oak Mortgage Trust 02/26/26 305,000 99.99 305
298
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.60 354
343
ARI Fleet Lease Trust 01/09/26 275,000 99.99 275
270
Atlas Warehouse Lending Co., LP 12/10/25 750,000 100.05 750
740
Aventura Mall Trust 05/27/26 100,000 98.73 99
98
Avis Budget Rental Car Funding AESOP LLC 09/25/25 1,280,000 99.45 1,273
1,247
Avolon Holdings Funding, Ltd. 12/24/25 80,000 102.81 82
81
Avolon Holdings Funding, Ltd. 02/18/26 755,000 99.69 753
738
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand 02/03/26 655,000 103.20 676
665
Barclays Mortgage Loan Trust 02/13/26 451,914 100.00 452
444
Barings Equipment Finance LLC 06/22/26 185,000 98.79 183
182
Battery Park CLO, Ltd. 10/31/24 100,000 100.22 100
100
BCRED MML CLO LLC 11/10/21 171,365 100.00 171
171
Bimbo Bakeries USA, Inc. 05/14/25 573,000 102.29 586
586
BINOM Mortgage Loan Trust 04/17/26 424,636 100.06 425
420
BMW US Capital LLC 01/09/26 600,000 100.45 603
601
BMW US Capital LLC 03/17/26 500,000 100.00 500
497
BNP Paribas SA 05/14/25 647,000 93.44 605
611
BNP Paribas SA 12/19/25 1,200,000 102.21 1,227
1,210
BOCA Commercial Mortgage Trust 12/04/25 780,000 100.00 780
781
BRAVO Residential Funding Trust 03/09/26 747,145 100.00 747
739
BRAVO Residential Funding Trust 06/03/26 400,000 99.65 399
394
Cabot Trail Funding LLC 01/30/26 600,000 99.97 600
600
Caisse d'Amortissement de la Dette Sociale 10/27/25 500,000 99.99 500
494
Capital Power US Holdings, Inc. 12/19/25 678,000 101.55 689
680
Carnival Corp., Ltd. 05/14/25 1,340,000 98.50 1,320
1,312
CarVal CLO, Ltd. 08/14/24 180,000 100.00 180
180
Celulosa Arauco y Constitucion SA 05/14/25 278,000 96.27 268
263
Chesapeake IV Funding DAC 06/16/26 100,000 99.98 100
99
Chesapeake IV Funding DAC 06/16/26 275,000 99.99 275
274
Citigroup Mortgage Loan Trust 07/07/26 1,130,978 100.06 1,132
1,127
College Ave Student Loans LLC 04/28/26 71,212 90.11 64
63
Colony American Finance, Ltd. 06/23/25 255,644 100.30 256
255
Colony American Finance, Ltd. 01/12/26 227,085 98.56 224
222
COLT Mortgage Loan Trust 04/16/26 345,000 99.94 345
340
COLT Mortgage Loan Trust 05/19/26 312,148 99.46 310
309
COLT Mortgage Loan Trust 06/17/26 295,000 100.00 295
294
Columbia Pipelines Holding Co. LLC 09/14/23 565,000 100.26 567
578
Corebridge Global Funding 07/02/25 290,000 100.86 292
291
Credit Acceptance Auto Loan Trust 03/18/25 700,000 100.00 700
701
Credit Agricole SA 01/22/24 488,000 94.65 462
479
Cross Mortgage Trust 01/08/25 129,894 101.82 132
130
CTR Partnership, LP / CareTrust Capital Corp. 03/04/26 273,000 98.35 268
266
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/09/25 705,000 99.43 701
704
DLLAA LLC 01/14/25 420,000 100.36 422
422
Dryden CLO, Ltd. 07/26/21 4,640 100.00 5
5
Enel Finance International NV 04/29/24 444,000 96.74 430
435
Equitable America Global Funding 06/02/25 490,000 100.04 490
488
ERAC USA Finance LLC 04/26/23 245,000 99.86 245
245
Evergy Missouri West, Inc. 12/02/25 679,000 101.28 688
682
Fannie Mae Connecticut Avenue Securities Trust 11/13/24 172,858 100.63 174
173
Fannie Mae Connecticut Avenue Securities Trust 01/15/25 230,000 101.06 232
232
Farmer Mac Agricultural Real Estate Trust 05/21/26 161,648 97.01 157
157
FedEx Freight Holding Co., Inc. 01/27/26 910,000 99.89 909
894
Ferguson Finance PLC 06/01/26 322,000 99.61 321
320
Flutter Treasury DAC 11/05/25 939,000 102.02 960
951
Ford Credit Auto Owner Trust 07/07/26 100,000 101.27 101
101
Freddie Mac STACR REMIC Trust 02/07/22 3,300 100.00 3
3
Freddie Mac STACR REMIC Trust 02/07/22 300,000 101.86 306
302
Gartner, Inc. 05/14/25 408,000 95.73 391
384
Georgia-Pacific LLC 05/28/25 580,000 99.87 579
577
GFL Environmental, Inc. 04/13/26 294,000 98.04 288
286
Gildan Activewear, Inc. 12/19/25 534,000 99.70 532
522

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Glencore Funding LLC 04/13/26 281,000 100.75 283
282
Global Net Lease, Inc. 07/01/26 180,000 97.84 176
176
Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP 12/19/25 675,000 98.32 664
660
GMF Floorplan Owner Revolving Trust 01/30/26 225,000 103.13 232
228
Gray Oak Pipeline LLC 10/16/25 617,000 99.34 613
606
GS Mortgage-Backed Securities Trust 05/27/26 550,115 100.06 550
547
GS Mortgage-Backed Securities Trust 06/29/26 552,973 100.00 553
552
Hertz Vehicle Financing LLC 12/26/23 480,000 101.87 489
491
Hertz Vehicle Financing LLC 02/06/24 1,215,000 96.85 1,177
1,196
Hertz Vehicle Financing LLC 03/05/25 845,000 99.99 845
842
Hertz Vehicle Financing LLC 09/10/25 210,000 99.53 209
208
Hertz Vehicle Financing LLC 11/25/25 1,360,000 99.93 1,359
1,329
Hertz Vehicle Financing LLC 11/25/25 1,175,000 99.99 1,175
1,159
Hertz Vehicle Financing LLC 05/21/26 535,000 100.01 535
532
Hilton Grand Vacations Trust 06/10/25 421,876 99.97 422
421
HIN Timeshare Trust 03/19/24 81,685 99.98 82
82
Home Partners of America Trust 02/13/24 808,977 87.23 706
741
Home Partners of America Trust 01/30/25 885,738 96.50 855
864
Honeywell Aerospace, Inc. 03/10/26 865,000 99.94 864
855
Hudson Yards Mortgage Trust 05/26/26 270,000 101.90 275
273
Hyundai Auto Lease Securitization Trust 01/12/26 300,000 100.00 300
297
Hyundai Auto Lease Securitization Trust 04/16/26 250,000 99.79 249
249
Hyundai Capital America 06/15/26 500,000 99.80 499
497
Hyundai Capital America 06/16/26 135,000 100.46 136
135
Hyundai Floorplan Master Owner Trust 10/28/25 885,000 99.99 885
872
Infraestructura Energetica Nova SAPI de CV 04/13/26 239,000 99.13 237
235
InRetail Consumer 02/14/24 704,000 96.06 676
679
International Flavors & Fragrances, Inc. 08/04/25 706,000 97.11 686
683
Invitation Homes Trust 08/16/24 169,454 96.32 163
164
JPMorgan Mortgage Trust 04/15/25 651,760 99.99 652
649
JPMorgan Mortgage Trust 05/28/25 421,109 99.24 418
419
JPMorgan Mortgage Trust 08/19/25 304,814 99.72 304
303
JPMorgan Mortgage Trust 12/09/25 281,285 100.05 281
281
JPMorgan Mortgage Trust 12/09/25 288,062 100.05 288
287
JPMorgan Mortgage Trust 12/19/25 637,796 99.62 635
627
JPMorgan Mortgage Trust 04/21/26 305,000 100.00 305
301
JPMorgan Mortgage Trust 04/28/26 499,924 100.00 500
496
JPMorgan Mortgage Trust 05/15/26 467,592 99.64 466
464
JPMorgan Mortgage Trust 05/26/26 783,230 99.87 782
780
JPMorgan Mortgage Trust 06/11/26 460,953 98.97 456
455
JPMorgan Mortgage Trust 06/11/26 736,259 99.11 730
729
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 05/01/26 305,000 98.13 299
297
LMA-Americas LLC 02/10/26 650,000 99.91 649
649
LPL Holdings, Inc. 10/09/24 621,000 96.88 602
603
Mars, Inc. 03/05/25 550,000 100.00 550
550
MEGlobal BV 08/23/23 260,000 99.64 259
259
MF1 Multifamily Housing Mortgage Trust 09/10/21 27,126 100.00 27
27
Midwest Connector Capital Co. LLC 05/14/25 344,000 98.52 339
341
Mill City Mortgage Loan Trust 01/29/25 84,668 96.78 82
83
Monongahela Power Co. 05/11/26 400,000 99.99 400
396
Morgan Stanley Residential Mortgage Loan Trust 04/20/26 571,356 100.00 571
565
Morgan Stanley Residential Mortgage Loan Trust 05/15/26 729,983 99.72 728
725
MSCI, Inc. 05/14/25 276,000 96.33 266
266
Mutual of Omaha Cos. Global Funding 06/04/25 660,000 100.08 661
656
Mutual of Omaha Cos. Global Funding 01/12/26 530,000 101.29 537
526
MVW LLC 11/19/24 45,480 94.47 43
44
Navient Private Education Refi Loan Trust 01/27/23 202,824 97.33 197
195
Navient Private Education Refi Loan Trust 11/22/24 279,000 89.80 251
252
Navient Private Education Refi Loan Trust 03/24/25 25,206 91.78 23
24
Navient Private Education Refi Loan Trust 03/26/25 163,757 88.70 145
146
Navient Refinance Loan Trust 06/15/26 245,000 99.98 245
244
Nelnet Student Loan Trust 07/01/25 230,923 93.70 216
218
News Corp. 05/14/25 357,000 95.53 341
344
Nordea Bank Abp 05/12/26 525,000 99.89 524
521
NRG Energy, Inc. 12/05/24 694,000 98.01 680
681
NTT Finance Corp. 07/09/25 760,000 100.00 760
761
NTT Finance Corp. 04/13/26 672,000 99.93 672
669
OBX Trust 01/08/26 530,000 99.99 530
521

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 255
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
OBX Trust 02/11/26 710,438 99.76 709
702
OBX Trust 02/13/26 455,200 100.00 455
447
OBX Trust 04/15/26 1,948,000 100.06 1,949
1,920
OBX Trust 04/24/26 685,000 99.88 684
672
OBX Trust 06/26/26 232,395 100.00 232
232
OBX Trust 07/24/26 355,477 99.38 353
353
Octane Recievables Trust 07/28/26 100,000 99.98 100
100
Old Line Funding LLC 03/17/26 305,000 99.66 304
304
Open Text Corp. 08/13/24 572,000 101.97 583
583
PFS Financing Corp. 12/17/25 880,000 101.54 894
884
PFS Financing Corp. 12/29/25 640,000 100.76 645
638
PFS Financing Corp. 12/29/25 350,000 100.91 353
348
PFS Financing Corp. 05/07/26 275,000 99.98 275
270
PFS Financing Corp. 05/07/26 360,000 99.99 360
358
PMT Loan Trust 01/15/26 760,197 99.97 760
755
PMT Loan Trust 02/19/26 435,515 100.00 436
436
Preston Ridge Partners Mortgage Trust 01/07/25 497,106 97.42 484
488
Preston Ridge Partners Mortgage Trust 02/03/25 403,245 97.95 395
398
Preston Ridge Partners Mortgage Trust 10/14/25 390,522 99.99 390
385
Preston Ridge Partners Mortgage Trust 01/22/26 155,388 100.00 155
153
Preston Ridge Partners Mortgage Trust 04/21/26 652,562 100.05 653
647
Preston Ridge Partners Mortgage Trust 04/21/26 27,242 99.83 27
27
Preston Ridge Partners Mortgage Trust 07/21/26 943,572 99.10 935
935
Progress Residential Trust 07/28/25 324,805 97.55 317
314
Progress Residential Trust 11/19/25 615,000 97.14 597
585
Progress Residential Trust 01/08/26 400,000 96.56 386
377
Progress Residential Trust 06/10/26 460,000 94.97 437
434
Progress Residential Trust 07/01/26 335,555 94.63 318
316
Promigas SA ESP / Gases del Pacifico SAC 12/22/25 262,000 95.04 249
247
RCKT Mortgage Trust 12/03/24 108,872 100.42 109
109
RCKT Mortgage Trust 01/17/25 568,409 99.98 568
569
RCKT Mortgage Trust 02/26/25 544,806 99.99 545
545
RCKT Mortgage Trust 07/17/25 205,583 99.99 206
205
RCKT Mortgage Trust 07/17/25 102,792 99.99 103
103
RCKT Mortgage Trust 08/14/25 129,173 99.99 129
128
RCKT Mortgage Trust 10/17/25 280,882 99.99 281
277
RCKT Mortgage Trust 11/19/25 1,047,290 99.69 1,044
1,036
RCKT Mortgage Trust 02/19/26 231,426 100.00 231
228
RCKT Mortgage Trust 06/16/26 336,641 100.00 337
335
RCKT Mortgage Trust 06/16/26 445,554 100.00 446
443
RCKT Mortgage Trust 07/02/26 140,602 100.50 141
141
Reliance Industries, Ltd. 12/19/25 693,000 99.44 689
682
Repsol E&P Capital Markets US LLC 04/13/26 201,000 100.46 202
201
Robinhood Credit Card Trust 07/15/26 325,000 99.99 325
324
ROCK Trust 05/28/26 860,000 101.38 872
864
Royal Caribbean Cruises, Ltd. 12/22/25 520,000 101.39 527
524
Saudi Government International Bond 01/06/25 1,710,000 100.89 1,725
1,715
Sequoia Mortgage Trust 02/05/26 371,574 99.87 371
368
Sierra Timeshare Receivables Funding LLC 07/14/25 191,805 100.00 192
191
Sierra Timeshare Receivables Funding LLC 10/06/25 368,104 99.99 368
366
Signal Rail I LLC 12/19/25 585,058 94.10 551
551
Skandinaviska Enskilda Banken AB 03/05/26 500,000 99.79 499
491
SMB Private Education Loan Trust 05/12/23 164,690 100.00 165
167
SMB Private Education Loan Trust 03/07/24 158,341 99.97 158
158
SMB Private Education Loan Trust 06/17/25 37,848 93.39 35
36
Societe Generale SA 12/02/25 602,000 100.81 607
599
Standard Chartered PLC 12/19/25 739,000 93.21 689
673
STAR Trust 09/18/24 1,207,329 100.00 1,207
1,207
STAR Trust 03/20/26 354,675 100.00 355
354
STAR Trust 07/17/26 395,000 100.00 395
395
Stellantis Financial Underwritten Enhanced Lease Trust 08/12/25 235,000 100.00 235
234
Stellantis Financial Underwritten Enhanced Lease Trust 04/28/26 220,000 100.00 220
218
Sumitomo Mitsui Trust Bank, Ltd. 02/26/26 725,000 99.94 725
711
Svenska Handelsbanken AB 06/02/26 525,000 99.71 523
521
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 110,000 100.00 110
110
Tesla Sustainable Energy Trust 11/01/24 378,899 100.00 379
378
Towd Point Mortgage Trust 11/18/21 307,700 98.98 305
300
Towd Point Mortgage Trust 12/15/21 101,411 96.35 98
99

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Towd Point Mortgage Trust 01/09/26 761,981 100.00 762
751
Towd Point Mortgage Trust 01/20/26 1,381,288 100.00 1,381
1,362
Towd Point Mortgage Trust 04/27/26 623,051 100.00 623
619
Towd Point Mortgage Trust 04/29/26 280,000 97.38 273
271
Towd Point Mortgage Trust 06/15/26 389,140 100.00 389
388
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 98.83 478
484
Tricon American Homes Trust 01/12/24 1,386,005 91.66 1,270
1,328
Tricon Residential Trust 12/18/25 201,947 100.52 203
199
Tricon Residential Trust 01/21/26 508,217 100.00 508
507
Tricon Residential Trust 01/28/26 200,000 99.60 199
196
Trillium Credit Card Trust 10/06/25 175,000 100.00 175
174
Trinity Rail Leasing LLC 01/07/26 138,064 100.80 139
138
Trinity Rail Leasing LLC 01/22/26 217,591 94.88 206
206
UBS Group AG 12/22/25 680,000 99.51 677
672
UniCredit SpA 05/14/25 272,000 103.74 282
284
UPM-Kymmene Oyj 12/19/25 503,000 104.20 524
518
USB Auto Owner Trust 06/10/25 205,000 100.00 205
205
USB Auto Owner Trust 06/10/25 65,000 99.98 65
65
Var Energi ASA 12/19/25 726,000 103.55 752
741
Verizon Master Trust 01/30/26 100,000 101.22 101
99
Verus Securitization Trust 01/09/26 240,000 100.00 240
236
Verus Securitization Trust 02/05/26 460,000 100.00 460
448
Verus Securitization Trust 04/14/26 301,084 100.00 301
299
Verus Securitization Trust 04/16/26 402,590 99.38 400
396
Verus Securitization Trust 05/18/26 710,000 98.28 698
696
Verus Securitization Trust 05/19/26 425,444 100.00 425
425
Verus Securitization Trust 05/20/26 84,000 99.03 83
83
VICI Properties, LP / VICI Note Co., Inc. 05/14/25 284,000 96.60 274
275
Videotron, Ltd. 12/05/24 348,000 96.08 334
335
Vistra Operations Co. LLC 12/19/25 531,000 99.91 531
517
Volkswagen Credit Auto Master Trust 06/09/26 640,000 99.99 640
640
Western Funding Auto Loan Trust 07/18/25 305,000 99.98 305
302
Western Funding Auto Loan Trust 07/18/25 690,000 99.98 690
688
Westlake Automobile Receivables Trust 05/20/25 185,000 99.98 185
185
Westlake Automobile Receivables Trust 07/09/26 250,000 99.99 250
249
Westpac New Zealand, Ltd. 01/22/26 700,000 100.00 700
689
WMG Acquisition Corp. 05/14/25 376,000 94.34 355
358
Yamaha Motor Master Trust 04/21/26 105,000 99.97 105
104
Yamaha Motor Master Trust 04/21/26 200,000 99.99 200
198
Yara International ASA 08/14/23 683,000 98.14 670 682
109,998
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 21 USD 1,477 09/26
7
British Pound Currency Futures 5 USD 421 09/26
3
Commonwealth 10 Year Treasury Bond Futures 26 AUD 2,811 09/26
(5)
Euro Currency Futures 19 USD 2,743 09/26
(10)
Long Gilt Futures 37 GBP 3,200 09/26
(73)
New Zealand Dollar Currency Futures 57 USD 3,362 09/26
35
United States 2 Year Treasury Note Futures 260 USD 53,458 09/26
(86)
United States 5 Year Treasury Note Futures 108 USD 11,445 09/26
(76)
United States 10 Year Ultra Treasury Note Futures 37 USD 4,059 09/26 (82)
Short Positions
Euro-Bund Futures 43 EUR 5,347 09/26
70
Japanese 10 Year Government Bond Futures 10 JPY 1,270,700 09/26
28

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 257
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Japanese Yen Currency Futures 8 USD 631 09/26
(3)
Norwegian Krone Currency Futures 8 USD 1,687 09/26
(15)
Swedish Krona Currency Futures 8 USD 1,684 09/26
14
Swiss Franc Currency Futures 31 USD 4,817 09/26
91
United States 2 Year Treasury Note Futures 49 USD 10,075 09/26 40
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (62)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Goldman Sachs USD 3,133 5.000%
(2)
06/20/31 159 78 237
Total Open Credit Indices - Sell Protection Contracts 159 78 237
Total Open Credit Default Swap Contracts (å) 159 78 237
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 63,143 $ —
$ —
$ 63,143
Corporate Bonds and Notes — 127,152 —
—
127,152
International Debt — 47,715 —
—
47,715
Mortgage-Backed Securities — 54,612 —
—
54,612
Municipal Bonds — 914 —
—
914
United States Government Agencies — 9,485 —
—
9,485
United States Government Treasuries — 30,282 —
—
30,282
Short-Term Investments — 2,194 — 20,637 22,831
Total Investments
— 335,497 — 20,637 356,134
Other Financial Instruments
Assets
Futures Contracts 288 — — — 288
Credit Default Swap Contracts — 237 — — 237
Liabilities
Futures Contracts (350) — — — (350)
Total Other Financial Instruments
*
$ (62) $ 237 $ — $ — $ 175

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Short Duration Bond Fund
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
282 0 .1
Brazil ..................................................................................................
1,303 0 .4
Canada ................................................................................................
15,005 4 .2
Cayman Islands ..................................................................................
483 0 .1
Chile ...................................................................................................
601 0 .2
Colombia ............................................................................................
731 0 .2
Finland ...............................................................................................
1,039 0 .3
France .................................................................................................
3,394 0 .9
Germany .............................................................................................
1,245 0 .3
India ...................................................................................................
682 0 .2
Ireland ................................................................................................
2,733 0 .8
Israel ...................................................................................................
137 — **
Italy ....................................................................................................
720 0 .2
Japan ..................................................................................................
2,141 0 .6
Kuwait ................................................................................................
259 0 .1
Mexico ...............................................................................................
2,111 0 .6
Netherlands ........................................................................................
524 0 .1
New Zealand ......................................................................................
689 0 .2
Norway ...............................................................................................
741 0 .2
Peru ....................................................................................................
679 0 .2
Saudi Arabia .......................................................................................
1,715 0 .5
Spain ..................................................................................................
824 0 .2
Sweden ...............................................................................................
1,012 0 .3
Switzerland ........................................................................................
1,856 0 .5
United Kingdom .................................................................................
6,809 1 .9
United States ......................................................................................
308,419 86 .0
Total Investments ............................................................................... 356,134 99 .3
** Less than .05% of net assets
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 29,047 $ 462,896 $ 471,308 $ 2 $ — $ 20,637 $ 710 $ —

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 93.9%
Alabama - 2.1%
Alabama State University Revenue Bonds 200 5.750 09/01/50 215
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 4.625 06/01/55 1,010
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,250 5.000 06/01/55 1,266
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 12/01/34 2,586
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,605
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 532
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,110
County of Jefferson Sewer Revenue Bonds 4,465 5.250 10/01/45 4,676
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 243
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,313
Homewood Educational Building Authority Revenue Bonds 2,450 5.500 10/01/54 2,464
Homewood Educational Building Authority Revenue Bonds 100 5.000 10/01/56 94
Hoover Industrial Development Board Revenue Bonds 1,905 5.750 10/01/49 1,943
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 878
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 842
MidCity Improvement District Special Assessment (Þ) 100 6.500 11/01/44 97
MidCity Improvement District Special Assessment 250 4.750 11/01/49 206
Mobile County Industrial Development Authority Revenue Bonds 1,250 5.000 06/01/54 1,204
Mobile County Industrial Development Authority Revenue Bonds 3,225 4.750 12/01/54 3,003
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 820
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 690 4.000 11/01/49 415
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,735 5.250 03/01/55 1,775
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 130 5.000 05/01/55 137
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 4,100 5.000 01/01/56 4,115
Sumter County Industrial Development Authority Revenue Bonds (Š) 1,100 6.000 07/15/52 —
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 8,902 5.250 05/01/44 9,018
University Beach Improvement District Special Assessment (Þ) 110 7.500 11/01/45 119
University Beach Improvement District Special Assessment (Þ) 240 7.500 11/01/55 255
44,941
Alaska - 0.1%
Alaska Industrial Development and Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,758
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 210
1,968
Arizona - 2.2%
Arizona Industrial Development Authority Revenue Bonds (Þ) 400 8.000 01/01/29 405
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 425 4.500 07/02/36 423
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,215 6.000 07/01/37 1,230
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 359
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 64
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,275 7.125 05/01/44 1,318
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 752
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 88
Arizona Industrial Development Authority Revenue Bonds 2,000 4.000 07/01/51 1,565
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 22
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,742
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 157
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 94
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,750 7.625 05/01/54 1,827
Arizona Industrial Development Authority Revenue Bonds (µ) 720 5.000 06/01/54 710

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,212
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/56 94
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 22
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 94
Arizona Industrial Development Authority Revenue Bonds 3,254 5.125 01/01/59 2,891
Arizona Industrial Development Authority Revenue Bonds (Þ) 345 5.750 07/01/61 334
Arizona Industrial Development Authority Revenue Bonds (Þ) 900 6.750 03/01/65 905
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,200 7.000 07/01/65 1,127
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,176
City of Phoenix Industrial Development Authority (The) Revenue Bonds 555 5.000 07/01/35 555
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,650 5.000 07/01/46 1,632
City of Phoenix Industrial Development Authority (The) Revenue Bonds 2,500 5.250 12/01/55 2,344
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.250 12/01/60 932
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 25 5.500 05/01/40 24
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 50 5.750 05/01/50 46
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 500 6.875 11/15/52 528
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 250 7.000 11/15/57 265
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 89
Estrella Mountain Ranch Community Facilities District Special Assessment 450 5.800 07/01/49 432
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 681
Glendale Industrial Development Authority Revenue Bonds 1,800 5.000 11/15/45 1,519
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,181
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 105
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 420
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 99
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê)(Þ) 225 3.500 07/01/44 170
Maricopa County Industrial Development Authority Revenue Bonds 325 4.250 07/01/44 278
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 175 4.000 10/15/47 150
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 43
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 76
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 850 5.500 10/01/51 673
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 6.250 07/01/53 213
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 43
Maricopa County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 325 6.375 10/01/54 315
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 73
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 189
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 257
Salt River Project Agricultural Improvement and Power District Revenue Bonds 10,000 5.250 01/01/55 10,507
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 100 6.750 06/01/45 104
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/15/59 102
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 1,500 5.750 06/15/64 1,336
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 600 7.000 06/01/65 614
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 640 6.250 06/15/66 612
Superstition Vistas Community Facilities District No. 1 Special Assessment 267 6.250 07/01/39 278
Superstition Vistas Community Facilities District No. 1 Special Assessment 193 5.250 07/01/40 191
Superstition Vistas Community Facilities District No. 1 Special Assessment 219 5.250 07/01/41 208
Superstition Vistas Community Facilities District No. 2 Special Assessment 305 5.850 07/01/39 304
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 72
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 88
47,382

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas - 0.7%
Arkansas Development Finance Authority Revenue Bonds 810 5.000 02/01/34 821
Arkansas Development Finance Authority Revenue Bonds 800 5.000 02/01/36 780
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 238
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 122
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 578
Arkansas Development Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 7,430 4.250 09/01/46 7,377
Arkansas Development Finance Authority Revenue Bonds (Þ) 310 6.625 07/01/51 309
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,339
Arkansas Development Finance Authority Revenue Bonds 230 5.700 05/01/53 235
Arkansas Development Finance Authority Revenue Bonds (Þ) 225 6.750 07/01/61 226
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,717
Fayetteville Public Facilities Board Revenue Bonds 600 5.500 12/01/54 601
Fayetteville Public Facilities Board Revenue Bonds 150 5.500 12/01/60 149
14,492
California - 5.2%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 99
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 88
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 87
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 459
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 73
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 166
Alhambra Unified School District General Obligation Unlimited (µ) 1,150
Zero
coupon 08/01/37 750
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 500 4.500 07/01/54 490
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 180 3.540 02/01/52 171
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 316
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 158
California Community Housing Agency Revenue Bonds (Þ) 3,095 4.000 02/01/56 2,398
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 119
California County Tobacco Securitization Agency Revenue Bonds 14,210
Zero
coupon 06/01/55 2,174
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 842
California Enterprise Development Authority Revenue Bonds (Þ) 250 5.000 06/01/64 231
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,847
California Health Facilities Financing Authority Revenue Bonds 530 4.000 04/01/49 472
California Health Facilities Financing Authority Revenue Bonds (ae) 20 4.000 04/01/49 21
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 204
California Infrastructure and Economic Development Bank Revenue Bonds (Þ) 685 4.125 01/01/35 632
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 658
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 103
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 230
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 252
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,000
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25
California Municipal Finance Authority Revenue Bonds 1,750 5.000 12/31/43 1,766
California Municipal Finance Authority Revenue Bonds (Þ) 775 5.375 11/01/45 779
California Municipal Finance Authority Revenue Bonds (~)(Ê)(Þ) 250 3.536 06/20/49 162
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,671
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 58
California Municipal Finance Authority Revenue Bonds 2,000 5.000 06/01/50 1,951
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 737

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 77
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 57
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 90
California Municipal Finance Authority Revenue Bonds (Þ) 275 5.375 01/01/55 268
California Municipal Finance Authority Revenue Bonds (Þ) 300 6.000 01/01/55 314
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 37
California Municipal Finance Authority Revenue Bonds 1,000 5.375 06/01/56 975
California Municipal Finance Authority Revenue Bonds (Þ) 125 5.500 01/01/60 123
California Municipal Finance Authority Special Tax 200 5.500 09/01/48 213
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 260
California Pollution Control Financing Authority Revenue Bonds (Þ) 500 5.000 07/01/37 521
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,605
California Public Finance Authority Revenue Bonds (Þ) 1,000 6.500 06/01/54 958
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 615
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 997
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 982
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 51
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 494
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 932
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 117
California School Finance Authority Revenue Bonds (Þ) 100 4.000 06/01/51 59
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 983
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 226
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 242
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 160
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 755
California School Finance Authority Revenue Bonds (Þ) 300 6.000 06/01/56 307
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 242
California School Finance Authority Revenue Bonds (Þ) 250 5.750 07/01/56 237
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 530
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 136
California School Finance Authority Revenue Bonds (Þ) 280 4.000 06/01/61 173
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 82
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 275
California School Finance Authority Revenue Bonds (Þ) 250 6.000 07/01/61 243
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 227
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 178
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 388
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 504
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 244
California School Finance Authority Revenue Bonds (Þ) 375 5.000 06/01/64 324
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 202
California Statewide Communities Development Authority Revenue Bonds (Þ) 225 7.500 01/01/37 218
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 504
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 200
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 400
California Statewide Communities Development Authority Revenue Bonds 2,695 5.250 12/01/44 2,698
California Statewide Communities Development Authority Revenue Bonds (Þ) 980 5.000 12/01/46 968
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 275
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 95
California Statewide Communities Development Authority Revenue Bonds (Þ) 150 6.350 09/02/51 152

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds (Þ) 475 5.250 07/01/52 443
California Statewide Communities Development Authority Revenue Bonds 2,645 5.500 12/01/54 2,646
California Statewide Communities Development Authority Revenue Bonds (Þ) 450 5.250 12/01/56 444
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,003
California Statewide Communities Development Authority Revenue Bonds (Þ) 375 6.250 09/02/61 375
California Statewide Communities Development Authority Revenue Bonds (Þ) 125 5.300 09/02/62 123
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,050 6.625 09/02/62 1,046
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 72
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 46
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 396
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,808
California Statewide Financing Authority Revenue Bonds 3,325
Zero
coupon 06/01/46 562
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 65
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 61
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 83
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 284
City of Dublin Special Tax 100 5.375 09/01/51 104
City of Irvine Special Tax (µ)(ae) 100 5.000 09/01/26 102
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 48
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,457
City of Oroville Revenue Bonds (Æ)(Ø) 100 5.250 04/01/34 70
City of Oroville Revenue Bonds (Æ)(Ø) 185 5.250 04/01/39 130
City of Oroville Revenue Bonds (Æ)(Ø) 1,435 5.250 04/01/49 1,005
City of Oroville Revenue Bonds (Æ)(Ø) 600 5.250 04/01/54 420
City of Roseville Special Tax 50 4.000 09/01/45 45
City of Roseville Special Tax 1,550 4.000 09/01/50 1,272
City of Roseville Special Tax 150 5.250 09/01/53 151
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 178
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 232
County of El Dorado Special Tax 80 5.000 09/01/49 76
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 741
County of San Diego Special Tax 40 3.000 09/01/50 26
CSCDA Community Improvement Authority Revenue Bonds (Þ) 910 3.600 05/01/47 708
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 947
CSCDA Community Improvement Authority Revenue Bonds (Þ) 925 3.000 12/01/56 632
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 692
CSCDA Community Improvement Authority Revenue Bonds (Þ) 200 4.000 03/01/57 155
CSCDA Community Improvement Authority Revenue Bonds (Þ) 600 3.250 04/01/57 432
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 149
Foothill-Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,085
Foothill-Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,024 4.000 01/15/46 3,836
Golden State Connect Authority Revenue Bonds (Þ) 1,600 6.500 12/01/60 1,511
Golden State Tobacco Securitization Corp. Revenue Bonds 1,120 3.850 06/01/50 999
Golden State Tobacco Securitization Corp. Revenue Bonds 625 5.000 06/01/51 607
Golden State Tobacco Securitization Corp. Revenue Bonds 51,040
Zero
coupon 06/01/66 4,743
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 1,995 5.000 07/01/45 1,943
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 835
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,250
Zero
coupon 06/01/36 1,144

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 234
Los Angeles Department of Water and Power Revenue Bonds 875 5.000 07/01/50 900
Los Angeles Department of Water and Power Revenue Bonds (µ) 500 5.000 07/01/53 522
Los Angeles Department of Water and Power Revenue Bonds (µ) 375 5.000 07/01/55 392
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 741
M-S-R Energy Authority Revenue Bonds 1,120 6.125 11/01/29 1,163
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,171
Natomas Unified School District General Obligation Unlimited (µ)(ae) 425 4.000 08/01/26 425
Northern California Gas Authority No. 1 Revenue Bonds (~)(Ê) 290 3.368 07/01/27 287
Orange County Community Facilities District Special Tax 115 5.500 08/15/53 117
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 5.000 08/01/47 474
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 231
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 145
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 291
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 121
Sacramento County Water Financing Authority Revenue Bonds (~)(µ)(Ê) 160 3.182 06/01/34 151
San Diego County Regional Airport Authority Revenue Bonds (µ) 2,000 4.000 07/01/56 1,731
San Francisco City and County Airport Commission International Airport Revenue
Bonds 11,500 5.500 05/01/55 12,154
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 68
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 89
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 86
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 85
Silicon Valley Tobacco Securitization Authority Revenue Bonds 9,550
Zero
coupon 06/01/56 1,058
Southern California Public Power Authority Revenue Bonds 500 5.000 07/01/53 511
Southern California Tobacco Securitization Authority Revenue Bonds 115 5.000 06/01/48 113
Southern California Tobacco Securitization Authority Revenue Bonds 1,515
Zero
coupon 06/01/54 283
Tejon Ranch Public Facilities Finance Authority Special Tax 1,000 5.000 09/01/45 1,001
University of California Revenue Bonds 450 3.000 05/15/51 332
William S Hart Union High School District Special Tax 25 5.000 09/01/47 25
112,023
Colorado - 4.3%
3rd and Havana Metropolitan District General Obligation Limited Revenue Bonds 750 5.250 12/01/49 645
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 480
Arista Metropolitan District General Obligation Limited (~)(Ê) 500 8.250 12/15/39 494
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (~)(Ê)
(Þ) 500 4.875 12/01/51 411
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited (~)(Ê) 500 5.750 12/01/51 473
Baseline Metropolitan District No. 1 General Obligation Unlimited (~)(Ê) 500 6.750 12/15/54 497
Belford North Metropolitan District General Obligation Limited (~)(Ê) 500 8.500 12/15/50 494
BNC Metropolitan District No. 1 General Obligation Limited (~)(Ê) 213 7.375 12/15/47 213
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 469
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,687
Canyons Metropolitan District No. 5 General Obligation Limited (~)(Ê) 500 6.500 12/15/54 491
Cascade Ridge Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 434
Castleview Metropolitan District No. 1 General Obligation Limited (~)(Ê) 500 5.000 12/01/50 409
Cherry Creek South Metropolitan District No. 5 General Obligation Limited (~)(Ê) 600 6.000 12/01/51 548
Citadel on Colfax Business Improvement District Revenue Bonds 900 5.350 12/01/50 827

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Citadel on Colfax Business Improvement District Revenue Bonds (~)(Ê) 365 7.875 12/15/50 355
City and County of Denver Airport System Revenue Bonds 550 5.500 11/15/53 572
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 504
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 19
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,349
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 205 3.000 08/01/51 139
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,656
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 387
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 292
Colorado Educational and Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 159
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 250 8.500 02/01/59 277
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 191
Colorado Educational and Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 953
Colorado Educational and Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 88
Colorado Educational and Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 162
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 497
Colorado Health Facilities Authority Revenue Bonds 100 5.000 01/15/35 100
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 781
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 378
Colorado Health Facilities Authority Revenue Bonds 30 5.000 05/15/40 30
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 46
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,008
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 194
Colorado Health Facilities Authority Revenue Bonds 1,395 3.250 08/01/49 1,013
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,039
Colorado Health Facilities Authority Revenue Bonds (Þ) 2,750 7.000 06/15/55 2,648
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.500 07/01/57 1,197
Colorado High Performance Transportation Enterprise Revenue Bonds 400 5.750 01/01/44 400
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 99
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 810
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 380
Commons at East Creek Metropolitan District (The) General Obligation Limited 1,495 5.000 12/01/50 1,403
Constitution Heights Metropolitan District General Obligation Limited 1,732 5.000 12/01/49 1,639
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 727
Copperleaf Metropolitan District No. 5 General Obligation Limited 500 6.500 12/01/55 510
Copperleaf Metropolitan District No. 6 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 505
Copperleaf Metropolitan District No. 9 General Obligation Limited (~)(Ê) 500 4.875 12/01/51 398
Cottonwood Creek Metropolitan District No. 5 General Obligation Limited (Þ) 500 7.250 12/01/55 389
County of Routt Revenue Bonds 750 5.500 06/01/51 783
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 445
Crowfoot Valley Ranch Metropolitan District No. 2 General Obligation Limited (~)
(Ê) 500 6.125 12/15/54 480
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 377
Denver Health and Hospital Authority Certificate of Participation 25 5.000 12/01/32 26
Denver Health and Hospital Authority Certificate of Participation 175 4.000 12/01/38 158
Denver Health and Hospital Authority Certificate of Participation 110 5.000 12/01/48 106
Denver Health and Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 304
Denver Health and Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 188
Denver Health and Hospital Authority Revenue Bonds (Þ) 340 4.000 12/01/36 315
Denver Health and Hospital Authority Revenue Bonds 100 4.000 12/01/39 90
Denver Health and Hospital Authority Revenue Bonds 50 4.000 12/01/40 44
Denver Health and Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,501

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver Health and Hospital Authority Revenue Bonds 250 6.000 12/01/55 264
Denver Urban Renewal Authority Tax Allocation (Þ) 505 5.250 12/01/39 500
Dinosaur Ridge Metropolitan District Revenue Bonds 440 5.000 06/01/49 403
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,252
Foster Farm Business Improvement District General Obligation Limited (Þ) 5,390 7.250 12/01/55 3,676
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 489
Fraser Housing Authority Revenue Bonds (Þ) 1,500 6.125 12/01/65 1,513
Glen Metropolitan District No. 3 (The) General Obligation Limited 500 4.250 12/01/51 402
Granary Metropolitan District No. 9 Special Assessment (Þ) 260 5.450 12/01/44 254
Green Valley Ranch East Metropolitan District No. 9 General Obligation Limited 950 0.782 12/01/55 795
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 476
Hawkview Metropolitan District General Obligation Limited 1,000 5.875 12/01/55 949
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 207
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 406
Independence Metropolitan District No. 3 General Obligation Limited 500 5.375 12/01/54 484
Jefferson Center Metropolitan District No. 2 Revenue Bonds (Þ) 2,875 5.750 12/01/46 2,866
Johnstown Farms East Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 424
Johnstown Plaza Metropolitan District General Obligation Limited 2,011 4.250 12/01/46 1,914
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 488
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 976
Ledge Rock Center Residential Metropolitan District No. 1 General Obligation
Limited 500 6.375 12/01/54 473
Legacy Community Authority Revenue Bonds 1,250 6.750 12/01/55 1,241
Loretto Heights Community Authority Revenue Bonds (~)(Ê) 500 4.875 12/01/51 393
Meridian Ranch Metropolitan District 2018 Subdistrict General Obligation Limited 500 6.750 12/01/52 510
Mineral Business Improvement District General Obligation Limited (Þ) 150 5.750 12/01/54 144
Mineral Business Improvement District General Obligation Limited (~)(Ê)(Þ) 100 8.500 12/15/54 98
Mirabelle Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.125 12/15/49 490
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 718
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 450
Newlin Crossing Metropolitan District General Obligation Limited (Þ) 500 5.375 12/01/54 459
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 437
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,000
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 500
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 9
Palisade Metropolitan District No. 2 Revenue Bonds (Þ) 500 5.875 12/15/54 492
Parkdale Community Authority Revenue Bonds (~)(Ê) 500 7.000 12/15/44 510
Parkdale Community Authority Revenue Bonds (Þ) 500 7.750 12/01/53 445
Parterre Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/55 502
Pinery Commercial Metropolitan District No. 2 General Obligation Limited (Þ) 1,900 1.000 12/05/28 1,617
Pinery Commercial Metropolitan District No. 2 Revenue Bonds 500 5.750 12/01/54 471
Piney Lake Trails Metropolitan District No. 1 General Obligation Limited 640 5.875 12/01/55 612
Powhaton Community Authority Revenue Bonds (~)(Ê) 500 5.000 12/01/51 420
Prairie Center Metropolitan District No. 7 General Obligation Limited 2,825 4.875 12/15/44 2,703
Prairie Point Community Authority Board Special Improvement District No. 1 Special
Assessment 150 5.000 12/01/35 146
Prairie Point Community Authority Board Special Improvement District No. 1 Special
Assessment 200 5.375 12/01/40 196
Prairie Point Community Authority Board Special Improvement District No. 1 Special
Assessment 250 5.750 12/01/45 250
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 466

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pueblo Urban Renewal Authority Tax Allocation (Þ) 3,485 4.750 12/01/45 3,368
Redlands 360 Metropolitan District No. 2 General Obligation Limited 500 7.125 12/01/55 503
Redtail Ridge Metropolitan District General Obligation Limited 500
Zero
coupon 12/01/32 340
RRC Metropolitan District No. 2 Revenue General Obligation Limited (~)(Ê) 500 5.250 12/01/51 434
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 455
Senac South Metropolitan District No. 1 General Obligation Limited (~)(Ê) 625 5.250 12/01/51 593
Smith Metropolitan District No. 3 General Obligation Limited 1,350 6.000 12/01/55 1,323
South Timnath Metropolitan District No. 1 General Obligation Limited 711 5.500 12/01/48 695
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,012
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 313
Sterling Ranch Community Authority Board Special Assessment 240 5.625 12/01/43 242
Sugar Creek Public Improvement Authority Revenue Bonds (Þ) 2,375 6.000 12/01/55 2,377
Sunset Parks Metropolitan District General Obligation Limited (Þ) 500 5.125 12/01/54 435
Tailholt Metropolitan District No. 3 General Obligation Limited 2,000 0.650 12/01/54 1,694
Tailholt Metropolitan District No. 3 General Obligation Limited 1,710 5.500 12/01/54 1,613
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (~)(Ê) 500 6.875 12/15/52 489
Village Metropolitan District (The) General Obligation Limited 2,250 5.750 12/01/55 2,272
Weems Neighborhood Metropolitan District General Obligation Limited 500 5.875 12/01/55 505
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 516
Winsome Metropolitan District No. 3 General Obligation Limited (~)(Ê)(Þ) 500 5.125 12/01/50 444
92,835
Connecticut - 1.4%
Aquarion Water Authority Revenue Bonds 205
Zero
coupon 08/01/50 60
Aquarion Water Authority Revenue Bonds 410
Zero
coupon 08/01/51 112
Aquarion Water Authority Revenue Bonds 165
Zero
coupon 08/01/52 43
Aquarion Water Authority Revenue Bonds 150
Zero
coupon 08/01/53 36
Aquarion Water Authority Revenue Bonds 150
Zero
coupon 08/01/54 35
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 104
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,135
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 409
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 716
Connecticut State Health and Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,015
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 992
Connecticut State Health and Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 636
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 982
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,750 5.875 12/15/46 1,758
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,500 5.000 07/01/48 1,398
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 9,100 2.850 07/01/49 9,100
Connecticut State Health and Educational Facilities Authority Revenue Bonds 200 4.000 07/01/49 147
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 994
Connecticut State Health and Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 181
Connecticut State Health and Educational Facilities Authority Revenue Bonds 400 5.375 07/01/54 400
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 184
Connecticut State Health and Educational Facilities Authority Revenue Bonds 900 6.375 12/15/61 905
Hartford Stadium Authority Revenue Bonds 230 5.000 02/01/36 230
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 340
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,015 7.000 02/01/45 2,027
Stamford Housing Authority Revenue Bonds 150 5.500 10/01/35 156

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stamford Housing Authority Revenue Bonds 175 6.000 10/01/40 184
Stamford Housing Authority Revenue Bonds 150 6.375 10/01/45 158
Stamford Housing Authority Revenue Bonds 225 6.500 10/01/55 231
Stamford Housing Authority Revenue Bonds 150 6.250 10/01/60 151
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 209
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 5.625 04/01/44 103
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,750
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 375 6.000 04/01/52 385
Town of Hamden Revenue Bonds 750 7.000 01/01/53 785
30,051
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 350 5.000 11/15/48 345
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 41
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 99
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 55
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 53
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 310
Delaware State Health Facilities Authority Revenue Bonds 400 4.375 06/01/48 330
Delaware Transportation Authority Revenue Bonds 1,645 5.000 06/01/55 1,629
2,862
District of Columbia - 0.9%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,475
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 982
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 898
District of Columbia Tax Allocation Revenue Bonds (Þ) 225 6.250 06/01/41 144
District of Columbia Tax Allocation Revenue Bonds (Þ) 1,195 6.600 06/01/49 733
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 11,835
Zero
coupon 06/15/46 2,788
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,007
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,381
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 6,870 4.000 10/01/49 5,970
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 896
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 3,850 4.000 10/01/53 3,187
20,461
Florida - 9.9%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 114
Abbott Square Community Development District Special Assessment 115 5.625 05/01/55 112
Alachua County Health Facilities Authority Revenue Bonds 235 5.000 12/01/44 229
Anabelle Sandridge Community Development District Special Assessment 175 6.125 05/01/55 177
Anthem Park Community Development District Special Assessment 115 4.750 05/01/36 115
Antillia Community Development District Special Assessment 70 5.600 05/01/44 72
Antillia Community Development District Special Assessment 70 5.875 05/01/54 71
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 100 5.150 05/01/44 101
Arbors Community Development District Special Assessment Revenue Bonds 200 5.625 05/01/53 201
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 125 5.500 05/01/55 123
Armstrong Community Development District Special Assessment Revenue Bonds 30 4.000 11/01/40 27
Armstrong Community Development District Special Assessment Revenue Bonds 160 4.000 11/01/50 128
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 755
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 358
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,114
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 40
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 21

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 153
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 100
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,386
Avenir Community Development District Special Assessment (ae)(Þ) 255 5.000 08/01/26 255
Avenir Community Development District Special Assessment 120 5.375 05/01/43 122
Avenir Community Development District Special Assessment 320 3.400 05/01/52 239
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 89
Babcock Ranch Community Independent Special District Special Assessment (Þ) 490 5.000 11/01/39 490
Babcock Ranch Community Independent Special District Special Assessment 1,250 3.200 05/01/41 1,010
Babcock Ranch Community Independent Special District Special Assessment 1,000 5.000 05/01/53 943
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 91
Bella Tara Community Development District Special Assessment 215 6.125 05/01/56 218
Bella Tara Community Development District Special Assessment 140 6.500 05/01/56 136
Bellehaven Community Development District Special Assessment 160 6.050 05/01/55 161
Berry Bay Community Development District Special Assessment Revenue Bonds 150 5.750 05/01/53 151
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 102
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 40
Blackwell Community Development District Special Assessment 100 5.750 05/01/56 96
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 93
Bonterra Community Development District Special Assessment 550 5.000 05/01/47 523
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 26
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 202
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 251
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 63
Brightwater Community Development District Special Assessment 235 3.150 05/01/41 194
Brightwater Community Development District Special Assessment (Þ) 50 5.350 05/01/44 51
Brightwater Community Development District Special Assessment (Þ) 125 5.625 05/01/55 125
Brookstone Community Development District Special Assessment Revenue Bonds 250 5.625 05/01/52 251
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 104
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 102
Buckhead Trails Community Development District Special Assessment 75 5.875 05/01/54 73
Buena Lago Community Development District Special Assessment 100 5.500 05/01/52 99
Buena Lago Community Development District Special Assessment 100 5.550 05/01/54 98
Caldera Community Development District Special Assessment 100 5.600 05/01/56 96
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 121
Capital Projects Finance Authority Revenue Bonds (Þ) 2,295 5.000 06/01/49 1,917
Capital Projects Finance Authority Revenue Bonds (Þ) 155 5.000 06/01/54 125
Capital Projects Finance Authority Revenue Bonds (Þ) 100 6.500 06/15/54 99
Capital Projects Finance Authority Revenue Bonds (Þ) 1,250 6.500 06/15/55 1,253
Capital Projects Finance Authority Revenue Bonds (Þ) 125 5.000 06/01/58 100
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 870
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,855 4.500 01/01/35 1,759
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 427
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 945
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 74
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 404
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 71
Capital Trust Agency, Inc. Revenue Bonds 4,000
Zero
coupon 01/01/60 357
Capital Trust Authority Revenue Bonds (Þ) 900 12.000 10/03/29 1,123
Capital Trust Authority Revenue Bonds (Þ) 150 4.500 06/15/33 149
Capital Trust Authority Revenue Bonds 100 5.000 06/15/44 99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Capital Trust Authority Revenue Bonds (Þ) 350 6.875 12/01/44 352
Capital Trust Authority Revenue Bonds (Þ) 100 5.250 07/01/50 95
Capital Trust Authority Revenue Bonds (Þ) 200 5.250 07/01/55 186
Capital Trust Authority Revenue Bonds 500 5.250 12/01/55 498
Capital Trust Authority Revenue Bonds 100 5.125 06/15/59 91
Capital Trust Authority Revenue Bonds (Þ) 1,000 6.125 07/01/60 955
Capital Trust Authority Revenue Bonds (Þ) 1,500 5.000 06/01/64 1,322
Capital Trust Authority Revenue Bonds (Þ) 1,100 6.750 06/15/65 1,068
Capital Trust Authority Revenue Bonds (Þ) 2,100 6.625 07/01/65 2,119
Caymas Community Development District Special Assessment Revenue Bonds 100 5.625 05/01/54 100
Cedar Crossings Community Development District Special Assessment (Þ) 100 5.500 05/01/55 94
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 231
Central Parc Community Development District Special Assessment 100 5.700 05/01/44 101
Central Parc Community Development District Special Assessment 100 6.000 05/01/54 101
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,207
CFM Community Development District Special Assessment Revenue Bonds 490 4.000 05/01/51 390
Chaparral Palm Bay Community Development District Special Assessment 80 5.200 05/01/44 79
Chaparral Palm Bay Community Development District Special Assessment 160 5.500 05/01/55 157
Chapel Creek Community Development District Special Assessment (Þ) 30 3.375 05/01/41 25
Chapel Creek Community Development District Special Assessment (Þ) 45 4.000 05/01/52 36
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 82
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 195 5.500 10/01/36 195
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,000 4.000 10/01/51 1,590
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,000
City of Lake Helen Florida Revenue Bonds (Þ) 700 5.375 07/15/38 670
City of Orlando Revenue Bonds 5,000 5.250 10/01/55 5,279
City of Palmetto Revenue Bonds 75 5.250 06/01/52 70
City of Palmetto Revenue Bonds 150 5.375 06/01/57 141
City of Palmetto Revenue Bonds 125 5.625 06/01/62 121
City of Tampa Revenue Bonds 960 5.000 04/01/45 960
City of Venice Revenue Bonds (Þ) 100 5.500 01/01/55 97
City of Venice Revenue Bonds (Þ) 175 5.625 01/01/60 172
Coddington Community Development District Special Assessment 100 5.750 05/01/52 101
Collier County Educational Facilities Authority Revenue Bonds 2,500 5.000 06/01/43 2,342
Collier County Health Facilities Authority Revenue Bonds 100 5.000 05/01/45 100
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 828
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 256
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 239
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 95
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 195
Copes Landing Community Development District Special Assessment 100 5.350 05/01/46 100
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 153
Copes Landing Community Development District Special Assessment 100 5.450 05/01/54 98
Copes Landing Community Development District Special Assessment 100 5.700 05/01/57 99
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 50
Cordova Palms Community Development District Special Assessment 1,010 5.400 05/01/42 1,030
Cordova Palms Community Development District Special Assessment 1,455 4.000 05/01/52 1,156
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 144
Corkscrew Farms Community Development District Special Assessment (Þ) 90 5.000 11/01/38 91
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 96
Coronado Community Development District Special Assessment 44 4.250 05/01/38 41

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 182
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,037
County of Lake Revenue Bonds 500 5.750 08/15/50 490
County of Miami-Dade  Industrial Development Authority Revenue Bonds 900 5.000 09/15/34 900
County of Miami-Dade Revenue Bonds (µ) 450
Zero
coupon 10/01/45 174
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,185
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,177
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,217
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,346
County of Palm Beach Revenue Bonds (Þ) 625 5.750 10/01/55 626
County of Palm Beach Revenue Bonds (Þ) 100 6.750 10/01/55 100
County of Palm Beach Revenue Bonds (Þ) 1,000 5.750 10/01/65 986
Creekview Community Development District Special Assessment Revenue Bonds 200 5.375 05/01/44 196
Creekview Community Development District Special Assessment Revenue Bonds 300 5.625 05/01/55 288
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 178
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 117
Crossings Community Development District Special Assessment 175 5.125 05/01/52 165
Crossings Community Development District Special Assessment 80 5.600 05/01/54 80
Crosswinds East Community Development District Special Assessment 100 5.450 05/01/54 96
Curiosity Creek Community Development District Special Assessment (Þ) 260 5.400 05/01/44 255
Curiosity Creek Community Development District Special Assessment (Þ) 80 5.700 05/01/55 75
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 100
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 99
Cypress Creek Reserve Community Development District Special Assessment 75 5.750 05/01/45 77
Cypress Creek Reserve Community Development District Special Assessment 160 6.000 05/01/56 161
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 84
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 81
Cypress Reserve Community Development District Special Assessment (Þ) 200 5.800 05/01/56 196
Davenport Road South Community Development District Special Assessment (Þ) 295 5.000 11/01/38 296
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 144
Deer Run Community Development District Special Assessment 155 5.400 05/01/39 160
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 204
Deerbrook Community Development District Special Assessment 100 5.500 05/01/53 99
Deering Park Stewardship District Special Assessment 350 6.000 05/01/45 364
Deering Park Stewardship District Special Assessment 250 6.250 05/01/55 255
Del Webb River Reserve Community Development District Special Assessment 145 5.875 05/01/55 145
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 71
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 62
Eagle Hammock Community Development District Special Assessment 190 5.375 05/01/52 186
Eagle Pointe Community Development District Special Assessment (Þ) 170 4.125 05/01/40 155
Eagle Pointe Community Development District Special Assessment (Þ) 220 4.125 05/01/51 180
East 547 Community Development District Special Assessment 45 6.500 05/01/54 48
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 626
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,065
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 44
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 161
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 65
Edgewater East Community Development District Special Assessment 145 4.000 05/01/42 129
Edgewater East Community Development District Special Assessment 100 6.100 05/01/45 107
Edgewater East Community Development District Special Assessment 150 6.300 05/01/55 157
Edgewater West Community Development District Special Assessment 550 6.000 05/01/41 550

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Edgewater West Community Development District Special Assessment 250 5.500 05/01/54 242
Edgewater West Community Development District Special Assessment 175 5.875 05/01/56 174
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 644
Enclave at Lake Geneva Community Development District Special Assessment 150 6.000 05/01/56 147
Entrada Community Development District Special Assessment 100 5.800 05/01/53 101
Epperson North Community Development District Special Assessment 50 5.300 05/01/44 50
Epperson North Community Development District Special Assessment 75 5.600 05/01/55 75
Escambia County Health Facilities Authority Revenue Bonds 830 4.000 08/15/45 732
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 177
Escambia County Health Facilities Authority Revenue Bonds (µ) 5,415 4.000 08/15/50 4,648
Esplanade Lake Club Community Development District Special Assessment 100 5.875 05/01/55 99
Everlands Community Development District Special Assessment (Þ) 100 5.200 06/15/44 101
Everlands II Community Development District Special Assessment 50 5.200 06/15/44 50
Everlands II Community Development District Special Assessment 100 5.450 06/15/54 99
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 83
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 450
Feed Mill Community Development District Special Assessment 150 5.800 05/01/57 148
Firelight Community Development District Special Assessment Revenue Bonds 225 6.125 05/01/55 228
Firethorn Community Development District Special Assessment 1,095 5.600 05/01/55 1,048
Fish Lake Cover Community Development District Special Assessment 100 5.550 05/01/55 99
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 58
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Æ)(Ê)(Ø)(Þ) 9,975 12.000 07/15/32 2,992
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 76
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 839
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 75
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,112
Florida Development Finance Corp. Revenue Bonds 225 5.000 06/01/50 193
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.250 06/01/50 215
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 98
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 06/01/51 139
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 382
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,289
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 350
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 231
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 309
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.250 06/01/54 236
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 148
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 100
Florida Development Finance Corp. Revenue Bonds (Þ) 1,220 5.250 06/01/55 1,141
Florida Development Finance Corp. Revenue Bonds (Þ) 880 4.000 06/30/56 582
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 272
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 154
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Š)(Þ) 5,300 12.000 07/01/57 1,484
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 207
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 06/01/59 163
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Ø)(Þ) 3,100 12.000 07/15/59 930
Florida Higher Educational Facilities Financing Authority Revenue Bonds 125 5.000 03/01/39 103
Florida Higher Educational Facilities Financing Authority Revenue Bonds 350 5.000 03/01/44 266
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,197
Florida Higher Educational Facilities Financing Authority Revenue Bonds 515 5.000 03/01/49 366
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 4,220 6.250 07/01/55 4,270

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Keys Aqueduct Authority Revenue Bonds 1,035 5.000 09/01/49 1,023
Florida Local Government Finance Commission Revenue Bonds (Þ) 900 11.500 12/01/30 900
Florida Local Government Finance Commission Revenue Bonds (Þ) 400 11.000 12/22/30 400
Florida Local Government Finance Commission Revenue Bonds (Þ) 250 6.000 07/01/50 248
Florida Local Government Finance Commission Revenue Bonds (Þ) 1,000 6.250 06/15/55 1,010
Florida Local Government Finance Commission Revenue Bonds (Þ) 125 6.000 07/01/55 121
Florida Local Government Finance Commission Revenue Bonds 855 5.875 10/01/61 818
Florida Local Government Finance Commission Revenue Bonds (Þ) 430 6.875 11/15/64 445
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 311
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 266
Fox Branch Ranch Community Development District Special Assessment 100 5.400 05/01/55 93
Gardens at Hammock Beach Community Development District Special Assessment 100 5.600 05/01/44 100
Gardens at Hammock Beach Community Development District Special Assessment 100 5.875 05/01/55 100
Gas Worx Community Development District Special Assessment (Þ) 2,000 6.000 05/01/57 2,007
GIR East Community Development District Special Assessment Revenue Bonds 125 5.300 05/01/45 124
Governors Park South Community Development District Special Assessment 500 6.000 05/01/41 500
Governors Park South Community Development District Special Assessment 160 5.400 05/01/45 156
Governors Park South Community Development District Special Assessment 100 5.650 05/01/55 94
Governors Park South Community Development District Special Assessment 250 5.800 05/01/56 242
Grace Groves Community Development District Special Assessment 200 5.800 05/01/57 197
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 65
Grand Bay at Doral Community Development District Special Assessment 70 5.000 05/01/46 67
Grand Oaks Community Development District Special Assessment Revenue Bonds 100 4.000 11/01/51 79
Greenbriar Community Development District Special Assessment Revenue Bonds 100 5.650 05/01/45 104
Greenbriar Community Development District Special Assessment Revenue Bonds 100 5.875 05/01/54 102
Groves at Lake Marion Community Development District Special Assessment (Þ) 100 5.600 12/15/55 98
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 93
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 263
Hammock Oaks Community Development District Special Assessment 115 6.150 05/01/54 116
Hammock Oaks Community Development District Special Assessment (Þ) 155 5.750 05/01/55 152
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 48
Hammock Reserve Community Development District Special Assessment 145 5.000 05/01/52 135
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 95
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 83
Harbor Reserve Community Development District Special Assessment 1,260 5.750 05/01/56 1,206
Harmony on Lake Eloise Community Development District Special Assessment 100 5.450 11/01/45 100
Harmony on Lake Eloise Community Development District Special Assessment 100 5.375 05/01/53 97
Harmony on Lake Eloise Community Development District Special Assessment 100 5.650 11/01/54 97
Harmony West Community Development District Special Assessment 100 5.650 05/01/55 96
Hartford Terrace Community Development District Special Assessment 100 5.600 05/01/56 96
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 89
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 151
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 79
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 129
Hawthorne Mill North Community Development District Special Assessment 110 5.500 05/01/54 109
Heights Community Development District County of Hillsborough Tax Allocation 150 5.000 01/01/38 150
Heights Community Development District County of Hillsborough Tax Allocation 300 5.000 01/01/50 277
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 80
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 418
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 100
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 21

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hillcrest Preserve Community Development District Special Assessment (Þ) 100 5.000 05/01/44 97
Hillcrest Preserve Community Development District Special Assessment (Þ) 150 5.300 05/01/54 143
Hills of Minneola Community Development District Special Assessment 50 5.550 05/01/44 51
Hills of Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 187
Hills of Minneola Community Development District Special Assessment 100 5.875 05/01/54 102
Hills of Minneola Community Development District Special Assessment 100 5.600 05/01/56 95
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,507
Hillsborough County Industrial Development Authority Revenue Bonds 1,000 4.000 08/01/50 860
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,752
Hobe-St. Lucie Conservancy District Special Assessment 100 5.600 05/01/44 102
Hunt Club Grove Community Development District Special Assessment 135 5.625 06/15/54 135
Hunt Club Grove Community Development District Special Assessment 100 5.600 12/15/55 96
Island Lake Estates Community Development District Special Assessment 150 6.000 12/15/53 154
Isles of Bartram Park Community Development District Special Assessment 195 4.625 11/01/37 192
Juniper Cove Community Development District Special Assessment 100 5.450 05/01/45 100
Juniper Cove Community Development District Special Assessment 100 5.700 05/01/55 96
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 80
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 247
K-Bar Ranch III Community Development District Special Assessment (Þ) 375 5.875 05/01/45 388
K-Bar Ranch III Community Development District Special Assessment (Þ) 275 6.125 05/01/55 279
Kelly Park Community Development District Special Assessment 135 5.300 05/01/45 131
Kelly Park Community Development District Special Assessment 75 6.250 11/01/53 79
Kindred Community Development District II Special Assessment Revenue Bonds 100 5.650 05/01/43 102
Kindred Community Development District II Special Assessment Revenue Bonds 100 3.750 05/01/50 78
Kindred Community Development District II Special Assessment Revenue Bonds 100 5.875 05/01/54 102
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 76
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 48
Kings Creek I Community Development District Special Assessment 100 5.750 05/01/45 102
Kings Creek I Community Development District Special Assessment 175 6.000 05/01/55 176
Kingston One Community Development District Special Assessment 1,000 6.000 05/01/57 1,007
Kissimmee Park Community Development District Special Assessment 130 6.125 05/01/56 132
Kissimmee Park Community Development District Special Assessment 255 6.500 05/01/56 263
Lake Deer Community Development District Special Assessment 125 5.625 05/01/53 126
Lake Emma Community Development District Special Assessment (Þ) 45 5.250 05/01/43 45
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 99
Lake Flores Community Development District Special Assessment 100 5.750 05/01/56 96
Lake Hideaway Community Development District Special Assessment 100 5.700 05/01/57 96
Lake Hills Community Development District Special Assessment 110 5.650 05/01/56 106
Lakes of Sarasota Community Development District 2 Special Assessment 255 5.200 05/01/35 264
Lakes of Sarasota Community Development District 2 Special Assessment 100 5.700 05/01/55 101
Lakes of Sarasota Community Development District Special Assessment 285 3.900 05/01/41 251
Lakes of Sarasota Community Development District Special Assessment 200 4.125 05/01/41 183
Lakeside Preserve Community Development District Special Assessment 20 5.250 05/01/30 21
Lakeside Preserve Community Development District Special Assessment 65 6.000 05/01/43 68
Lakeside Preserve Community Development District Special Assessment 95 6.375 05/01/54 100
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 101
Lakewood Ranch Stewardship District Special Assessment 820 4.875 05/01/35 821
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 100
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 100
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 150

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment (Þ) 160 3.625 05/01/40 143
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 97
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 225
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 231
Lakewood Ranch Stewardship District Special Assessment 240 3.900 05/01/50 193
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 632
Lakewood Ranch Stewardship District Special Assessment 100 5.550 05/01/54 100
Lakewood Ranch Stewardship District Special Assessment 320 6.300 05/01/54 333
Lakewood Ranch Stewardship District Special Assessment 100 5.500 05/01/55 98
Lakewood Ranch Stewardship District Special Assessment 500 6.000 05/01/56 509
Landings at Miami Community Development District Special Assessment (Þ) 330 4.625 11/01/38 317
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 91
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 97
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 255
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 704
Lee County Industrial Development Healthcare Authority Revenue Bonds (Þ) 125 5.750 10/01/50 125
Lee County Industrial Development Healthcare Authority Revenue Bonds 300 5.250 11/15/54 299
Lee County Industrial Development Healthcare Authority Revenue Bonds (Þ) 50 6.000 10/01/61 50
Leomas Landing Community Development District Special Assessment 100 5.700 11/04/54 96
Liberty Cove Community Development District Special Assessment 175 5.700 05/01/54 176
Longleaf Community Development District Special Assessment Revenue Bonds 95 5.450 05/01/55 91
LT Ranch Community Development District Special Assessment Revenue Bonds 200 4.000 05/01/50 161
LT Ranch Community Development District Special Assessment Revenue Bonds 100 5.900 05/01/53 102
LT Ranch Community Development District Special Assessment Revenue Bonds 1,000 5.850 05/01/54 1,016
LT Ranch South Community Development District Special Assessment 715 5.900 05/01/56 708
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 42
LTC Ranch West Residential Community Development District Special Assessment 90 5.650 05/01/54 86
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 49
LTC Ranch West Residential Community Development District Special Assessment 70 6.050 05/01/54 72
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 93
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 88
Magnolia Island Community Development District Special Assessment 50 5.550 05/01/45 51
Magnolia Island Community Development District Special Assessment 120 5.750 05/01/55 121
Mandarin Grove Community Development District Special Assessment (Þ) 70 6.625 05/01/53 78
Marion Ranch Community Development District Special Assessment 50 5.700 05/01/44 51
Marion Ranch Community Development District Special Assessment 130 5.950 05/01/54 132
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 202
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 242
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 76
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 94
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 100
Metropica Community Development District Special Assessment 355 7.000 11/01/30 355
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 873
Miami-Dade County Expressway Authority Revenue Bonds 1,900 5.000 07/01/39 1,901
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 115
Miami-Dade County Industrial Development Authority Revenue Bonds 1,050 5.250 06/15/56 1,051
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 165
Miami-Dade County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.375 07/01/65 975
Mirada Community Development District Special Assessment Revenue Bonds 115 5.625 05/01/44 113
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 106
Mirada II Community Development District Special Assessment 1,610 4.000 05/01/51 1,276

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mirada II Community Development District Special Assessment 135 5.750 05/01/53 137
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 182
Newfield Community Development District Special Assessment Revenue Bonds 1,805 5.625 05/01/45 1,834
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 150 5.300 05/01/44 149
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 200 5.550 05/01/54 197
Normandy II Community Development District Special Assessment 1,500 6.050 05/01/57 1,498
North AR-1 Pasco Community Development District Special Assessment 390 5.750 05/01/43 402
North AR-1 Pasco Community Development District Special Assessment 45 5.750 05/01/44 46
North AR-1 Pasco Community Development District Special Assessment 95 6.000 05/01/54 97
North Loop Community Development District Special Assessment 150 6.625 05/01/54 160
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 83
North Park Isle Community Development District Special Assessment 235 4.000 11/01/51 187
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 141
Northlake Stewardship District Special Assessment 250 6.000 05/01/45 260
Northlake Stewardship District Special Assessment 145 5.750 05/01/56 139
Northlake Stewardship District Special Assessment 250 6.200 05/01/56 255
Northridge Community Development District Special Assessment (Þ) 160 5.750 05/01/45 164
Northridge Community Development District Special Assessment (Þ) 200 6.000 05/01/55 201
Ocala Preserve Community Development District Special Assessment 1,115 3.100 11/01/41 880
Ocala Preserve Community Development District Special Assessment 95 5.700 05/01/43 98
Ocala Preserve Community Development District Special Assessment 95 5.875 05/01/53 97
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 100
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 97
Orange County Health Facilities Authority Revenue Bonds 1,000 4.500 10/01/56 945
Orchid Grove Community Development District Special Assessment 40 5.000 05/01/36 40
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 90
Pacific Ace Community Development District Special Assessment 100 5.500 05/01/55 100
Paddocks Community Development District Special Assessment Revenue Bonds (Þ) 140 5.450 05/01/55 137
Palermo Community Development District Special Assessment 100 5.000 06/15/43 98
Palermo Community Development District Special Assessment 100 5.350 06/15/45 99
Palermo Community Development District Special Assessment 125 5.250 06/15/53 119
Palermo Community Development District Special Assessment 100 5.500 06/15/55 95
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 700 11.500 07/01/27 1,041
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 170
Palm Beach County Health Facilities Authority Revenue Bonds 435 5.000 05/15/53 383
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 244
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.625 05/15/58 220
Palm Coast 145 Community Development District Special Assessment (Þ) 500 6.250 05/01/35 525
Palm Coast 145 Community Development District Special Assessment (Þ) 250 6.500 05/01/45 267
Palm Coast 145 Community Development District Special Assessment (Þ) 250 6.750 05/01/57 265
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 584
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 101
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 951
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 100
Palm Gate Community Development District Special Assessment 100 5.300 06/15/45 101
Palm Gate Community Development District Special Assessment 100 5.200 05/01/46 96
Palm Gate Community Development District Special Assessment 100 5.550 06/15/55 99
Palm Gate Community Development District Special Assessment 100 5.600 05/01/56 96
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 114
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 226

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palmetto Ridge Community Development District Special Assessment 150 5.375 05/01/46 147
Palmetto Ridge Community Development District Special Assessment 100 5.700 05/01/55 95
Palmetto Ridge Community Development District Special Assessment 200 5.800 05/01/56 194
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 495
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 336
Parkway Center Community Development District Special Assessment 175 4.700 05/01/49 167
Parrish Lakes Community Development District Special Assessment 55 5.125 05/01/43 55
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 50
Parrish Lakes Community Development District Special Assessment 70 5.400 05/01/53 68
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 150
Parrish Lakes Community Development District Special Assessment 155 5.800 05/01/54 152
Parrish Lakes II Community Development District Special Assessment 250 5.125 05/01/44 246
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 103
Pasadena Ridge Community Development District Special Assessment 100 5.050 05/01/44 98
PBR Community Development District Special Assessment Revenue Bonds 100 5.125 03/01/56 94
Peace Creek Community Development District Special Assessment 100 5.125 06/15/43 99
Peace Creek Community Development District Special Assessment 180 5.375 06/15/53 175
Peace Creek Community Development District Special Assessment 100 5.625 05/01/55 100
Peace Crossing Community Development District Special Assessment 225 5.700 05/01/44 226
Peace Crossing Community Development District Special Assessment 325 6.000 05/01/54 312
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 415 4.125 12/15/28 417
Pinellas County Industrial Development Authority Revenue Bonds 785 5.000 07/01/29 796
Pinery Community Development District Special Assessment Revenue Bonds 100 5.600 05/01/46 98
Pinery Community Development District Special Assessment Revenue Bonds 150 5.875 05/01/56 144
Portico Community Development District Special Assessment Revenue Bonds 25 3.625 05/01/40 22
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.625 05/01/45 102
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.875 05/01/55 100
Preserve at South Branch Community Development District Special Assessment 535 5.250 11/01/38 540
Preserve at South Branch Community Development District Special Assessment 105 4.000 11/01/39 98
Prosperity Lakes Community Development District Special Assessment 100 6.125 12/15/53 103
Radiance Community Development District Special Assessment (Þ) 175 6.200 05/01/45 180
Radiance Community Development District Special Assessment (Þ) 225 6.400 05/01/56 225
Randal Park Community Development District Special Assessment (Þ) 540 5.050 05/01/39 541
Randal Park Community Development District Special Assessment (Þ) 895 5.200 05/01/49 864
Reflection Bay Community Development District Special Assessment 100 5.875 05/01/55 99
Regal Village Community Development District Special Assessment 150 5.500 05/01/54 148
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,660
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 29
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 75
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 50
River Glen Community Development District Special Assessment 600 4.000 05/01/51 478
River Hall Community Development District Special Assessment 150 6.500 05/01/54 158
River Hall Community Development District Special Assessment (Þ) 75 5.625 05/01/55 75
River Landing Community Development District Special Assessment 100 5.450 05/01/55 96
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 101
Riverwalk Community Development District Special Assessment (Þ) 100 5.450 05/01/55 94
Rivington Community Development District Special Assessment Revenue Bonds 420 4.000 05/01/52 329
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 752
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 101
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 200

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 154
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 819
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 96
Rye Ranch Community Development District Special Assessment (Þ) 60 6.000 11/01/53 61
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 213
Sagebrush Community Development District Special Assessment (Þ) 100 5.600 05/01/56 96
Saltleaf Community Development District Special Assessment Revenue Bonds 300 6.000 05/01/56 306
Saltmeadows Community Development District Special Assessment 125 5.500 05/01/53 126
Saltmeadows Community Development District Special Assessment (Þ) 100 6.000 05/01/55 101
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 53
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 39
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 102
Sarasota County Public Hospital District Revenue Bonds 1,000 4.000 07/01/48 858
Savanna Lakes Community Development District Special Assessment 150 5.500 06/15/54 148
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 203
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 141
Scenic Terrace North Community Development District Special Assessment 120 5.875 05/01/43 124
Scenic Terrace North Community Development District Special Assessment 140 6.125 05/01/54 144
Scenic Terrace South Community Development District Special Assessment 100 4.500 05/01/42 95
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 108
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 99
Sebastian Isles Community Development District Special Assessment 100 5.300 05/01/54 96
Seminole County Industrial Development Authority Revenue Bonds (Þ) 335 4.000 06/15/51 247
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 70
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 100
Seminole Palms Community Development District Special Assessment 85 5.700 05/01/53 86
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 101
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 175
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 76
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 194
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 135
Shores at Stillwater Community Development District Special Assessment 100 5.800 05/01/56 98
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 99
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 18
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 646
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 63
Six Mile Creek Community Development District Special Assessment 45 4.250 11/01/50 37
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 126
Six Mile Creek Community Development District Special Assessment 100 5.375 05/01/55 96
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 156
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 241
Solaeris Community Development District Special Assessment (Þ) 200 6.300 05/01/56 205
Solaeris Community Development District Special Assessment 100 5.800 05/01/57 98
Somerset Bay Community Development District Special Assessment (Þ) 75 5.900 05/01/54 73
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,231
Southern Groves Community Development District No. 5 Special Assessment 1,500 5.350 05/01/46 1,476
Southern Groves Community Development District No. 5 Special Assessment 2,620 4.000 05/01/48 2,140
Southpointe of Manatee County Community Development District Special
Assessment 100 5.625 05/01/56 100
Southshore Bay Community Development District Special Assessment 100 5.625 05/01/54 99
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 50
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Augustine Lakes Community Development District Special Assessment 990 5.500 06/15/53 1,000
St. Johns County Industrial Development Authority Revenue Bonds 500 4.000 12/15/41 428
St. Johns County Industrial Development Authority Revenue Bonds 900 4.000 12/15/50 679
St. Johns County Industrial Development Authority Revenue Bonds 380 4.000 08/01/55 315
Stellar North Community Development District Special Assessment 755 3.200 05/01/41 623
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 206
Stonegate Preserve Community Development District Special Assessment 125 5.875 06/15/55 127
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 110
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 191
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 134
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 99
Stoneybrook South Community Development District Special Assessment (Þ) 1,125 3.750 12/15/50 861
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 50
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 73
Stuart Crossing Community Development District Special Assessment (Þ) 100 5.500 05/01/54 97
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 12
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 12
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 198
Tamarindo Community Development District Special Assessment Revenue Bonds 50 3.375 05/01/41 41
Tapestry Community Development District Special Assessment Revenue Bonds 100 5.000 05/01/46 96
Terreno Community Development District Special Assessment 100 5.400 05/01/45 99
Terreno Community Development District Special Assessment 100 5.250 05/01/53 96
Terreno Community Development District Special Assessment 100 5.650 05/01/55 95
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 942
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 202
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 1,014
Tohoqua Community Development District Special Assessment Revenue Bonds 100 3.600 05/01/41 85
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 100
Toscana Isles Community Development District Special Assessment 215 5.375 11/01/39 220
Toscana Isles Community Development District Special Assessment 245 5.500 11/01/49 245
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 98
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 91
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 53
Towns at Woodsdale Community Development District Special Assessment (Þ) 75 6.375 11/01/53 78
Tradition Community Development District No. 9 Special Assessment 125 3.000 05/01/41 99
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 79
Triple Creek Community Development District Special Assessment 15 5.250 11/01/27 15
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 82
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 266
TSR Community Development District Special Assessment Revenue Bonds 200 5.000 11/01/39 200
TSR Community Development District Special Assessment Revenue Bonds 200 4.750 11/01/47 186
Tuckers Pointe Community Development District Special Assessment 150 5.450 05/01/46 152
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 79
Tuckers Pointe Community Development District Special Assessment 175 5.800 05/01/53 177
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 78
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 51
Twisted Oaks Pointe Community Development District Special Assessment 115 6.000 05/01/55 118
Two Lakes Community Development District Special Assessment 155 3.750 12/15/39 137
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 189
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 282

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Two Rivers North Community Development District Special Assessment 270 5.250 05/01/52 264
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 158
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 314
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 150
Two Rivers West Community Development District Special Assessment 125 5.875 05/01/54 127
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 122
V-Dana Community Development District Special Assessment 75 5.250 05/01/43 76
V-Dana Community Development District Special Assessment 95 5.375 05/01/45 97
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 79
V-Dana Community Development District Special Assessment 140 5.500 05/01/54 140
V-Dana Community Development District Special Assessment 120 5.550 05/01/55 120
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 840 5.000 05/01/38 845
Veranda Community Development District II Special Assessment Revenue Bonds 185 5.000 11/01/39 185
Veranda Community Development District II Special Assessment Revenue Bonds (Þ) 60 3.600 05/01/41 52
Veranda Community Development District II Special Assessment Revenue Bonds 160 5.125 05/01/44 158
Veranda Community Development District II Special Assessment Revenue Bonds 60 5.375 05/01/44 60
Veranda Community Development District II Special Assessment Revenue Bonds 265 5.125 11/01/49 252
Veranda Community Development District II Special Assessment Revenue Bonds (Þ) 50 4.000 05/01/51 39
Veranda Community Development District II Special Assessment Revenue Bonds 15 5.625 05/01/54 15
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 99
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 255
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 92
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 242
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 48
Verano No. 2 Community Development District Special Assessment 65 5.625 05/01/55 65
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 499
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 76
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 75
Vida's Way Community Development District Special Assessment 100 4.875 05/01/44 97
Vida's Way Community Development District Special Assessment 150 5.200 05/01/54 141
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 40
Viera Stewardship District Special Assessment 100 5.300 05/01/43 101
Viera Stewardship District Special Assessment 250 5.500 05/01/54 247
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 260 3.250 05/01/40 217
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 575 3.500 05/01/51 433
Village Community Development District No. 14 Special Assessment Revenue Bonds 930 5.500 05/01/53 944
Village Community Development District No. 15 Special Assessment Revenue Bonds
(Þ) 200 5.000 05/01/43 203
Village Community Development District No. 15 Special Assessment Revenue Bonds
(Þ) 1,975 5.250 05/01/54 1,973
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 99
Villamar Community Development District Special Assessment 500 4.125 05/01/52 408
Villamar Community Development District Special Assessment 1,175 5.750 05/01/53 1,187
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 78
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 240
Waterford Community Development District Special Assessment 40 5.375 05/01/43 40
Waterford Community Development District Special Assessment 60 5.600 05/01/53 60
Waterford Community Development District Special Assessment 60 5.450 05/01/54 58
Waterford Community Development District Special Assessment 160 6.250 05/01/56 163
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 253
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 151

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 147
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 124
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.000 06/15/44 100
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 122
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.200 06/15/55 95
Wellness Ridge Community Development District Special Assessment 100 5.625 06/15/56 97
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 63
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 99
West Port Community Development District Special Assessment 90 3.400 05/01/41 76
West Port Community Development District Special Assessment 50 5.250 05/01/52 49
West Port East Community Development District Special Assessment (Þ) 100 6.000 05/01/55 101
West Villages Improvement District Special Assessment 135 4.750 05/01/39 134
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,615
West Villages Improvement District Special Assessment 100 5.375 05/01/42 101
West Villages Improvement District Special Assessment 100 5.375 05/01/43 101
West Villages Improvement District Special Assessment 210 5.000 05/01/50 201
West Villages Improvement District Special Assessment 150 5.500 05/01/53 149
West Villages Improvement District Special Assessment 200 5.625 05/01/53 201
West Villages Improvement District Special Assessment 100 5.625 05/01/54 100
West Villages Improvement District Special Assessment 100 6.250 05/01/54 104
West Villages Improvement District Special Assessment 150 6.000 05/01/55 151
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.100 05/01/37 95
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.125 05/01/38 93
Westside Community Development District Special Assessment Revenue Bonds 815 4.000 05/01/50 629
Westside Haines City Community Development District Special Assessment 160 5.750 05/01/44 161
Westside Haines City Community Development District Special Assessment 160 6.000 05/01/54 161
Westside Haines City Community Development District Special Assessment 125 5.625 05/01/56 119
Westview North Community Development District Special Assessment 100 6.000 06/15/52 102
Westview South Community Development District Special Assessment 170 5.375 05/01/43 172
Westview South Community Development District Special Assessment 190 5.600 05/01/53 190
Westview South Community Development District Special Assessment 150 5.625 05/01/53 151
Westview South Community Development District Special Assessment (Þ) 250 6.200 05/01/55 255
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 99
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 99
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 117
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 219
Willowbrook Community Development District Special Assessment 90 5.900 05/01/55 91
Willows Community Development District Special Assessment 100 5.750 05/01/52 101
Wind Meadows South Community Development District Special Assessment 930 4.000 05/01/52 736
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 125
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 96
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 94
Winding Oaks Community Development District Special Assessment 100 5.700 05/01/55 101
Windward Preserve Community Development District Special Assessment 85 6.000 05/01/56 85
Woodland Crossing Community Development District Special Assessment (Þ) 200 6.125 05/01/56 202
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.300 05/01/45 98
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.500 05/01/55 94
Woodland Ranch Estates Community Development District Special Assessment 100 5.750 05/01/55 101
Woodlands Section 9 Community Development District Special Assessment 175 5.700 05/01/46 172
Woodlands Section 9 Community Development District Special Assessment 250 6.000 05/01/56 241
Yarborough Lane Community Development District Special Assessment 90 5.600 05/01/55 88

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 43
215,203
Georgia - 2.0%
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,200 6.500 12/15/48 2,931
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,540 6.000 07/01/50 3,620
Atlanta Development Authority (The) Tax Allocation (Þ) 1,125 5.500 04/01/39 1,130
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,718
Burke County Development Authority (The) Revenue Bonds 1,000 4.125 11/01/45 921
City of Rockdale Special Assessment Revenue Bonds (Þ) 394 7.500 09/15/54 403
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 132
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,171
County of Gainesville and Hall Development Authority Revenue Bonds (Æ)(Ø) 100 5.125 03/01/52 30
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 913
East Palm Drive Community Development District Special Assessment 100 5.375 06/15/54 93
George L Smith II Congress Center Authority Revenue Bonds (Þ) 1,210 3.625 01/01/31 1,193
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 164
George L Smith II Congress Center Authority Revenue Bonds 7,700 4.000 01/01/54 6,422
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,602
Georgia Municipal Electric Authority Revenue Bonds (µ) 4,720 4.000 01/01/49 4,341
Georgia Municipal Electric Authority Revenue Bonds 2,000 4.000 01/01/49 1,744
Georgia Municipal Electric Authority Revenue Bonds 1,000 5.000 01/01/49 1,003
Georgia Municipal Electric Authority Revenue Bonds (µ) 2,000 5.000 01/01/56 2,000
Georgia Municipal Electric Authority Revenue Bonds (µ) 1,500 4.000 01/01/59 1,290
Georgia Municipal Electric Authority Revenue Bonds 1,500 5.000 01/01/63 1,470
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 300 5.000 08/01/34 300
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 928
Lagrange Development Authority Revenue Bonds 290 5.000 10/15/52 238
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 44
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 77
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 351
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,080
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 153
Metropolitan Atlanta Rapid Transit Authority Revenue Bonds (~)(Ê) 2,500 2.950 07/01/45 2,500
Private Colleges and Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,000
Savannah Georgia Convention Center Authority Revenue Bonds 250 5.250 06/01/61 242
Savannah Georgia Convention Center Authority Revenue Bonds (Þ) 800 6.250 06/01/61 788
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 174
44,166
Guam - 0.4%
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 630
American Samoa Economic Development Authority Revenue Bonds (Þ) 850 5.250 09/01/45 848
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 106
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 106
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 105
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 105
Guam Department of Education Certificate of Participation 615 4.250 02/01/30 617
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 532
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,605
Guam Government Waterworks Authority Revenue Bonds 630 5.000 01/01/50 635
Guam Port Authority Revenue Bonds 200 5.000 07/01/36 201
Territory of Guam General Obligation Unlimited 285 5.000 11/15/31 291
Territory of Guam Revenue Bonds 500 5.000 12/01/31 501

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds 400 5.000 11/01/35 414
Territory of Guam Revenue Bonds 1,570 4.000 01/01/42 1,474
8,170
Hawaii - 0.4%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,223
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 3,770 6.000 07/01/28 3,836
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 1,105 5.000 01/01/30 1,105
State of Hawaii Department of Budget and Finance Revenue Bonds 130 4.000 03/01/37 128
State of Hawaii Department of Budget and Finance Revenue Bonds 1,360 3.200 07/01/39 1,186
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.000 07/01/39 245
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.125 07/01/43 240
State of Hawaii Department of Budget and Finance Revenue Bonds 105 3.500 10/01/49 82
8,045
Idaho - 0.2%
Avimor Community Infrastructure District No. 1 Special Assessment (Þ) 122 5.875 09/01/53 125
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 400
Idaho Health Facilities Authority Revenue Bonds 750 4.375 03/01/53 701
Idaho Housing and Finance Association Revenue Bonds 200 4.650 01/01/54 194
Power County Industrial Development Corp. Revenue Bonds 1,250 6.450 08/01/32 1,249
Spring Valley Community Infrastructure District No. 1 Special Assessment (Þ) 2,013 3.750 09/01/51 1,915
4,584
Illinois - 6.7%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,111
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 500 5.750 04/01/35 506
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 5,055 5.000 04/01/46 4,846
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,230
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 338
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,035
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 320
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 361
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/35 250
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 987
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 73
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,738
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,577
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 489
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 671
Chicago Board of Education General Obligation Unlimited 6,690 5.000 12/01/46 6,165
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,465
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,524
Chicago Board of Education General Obligation Unlimited 1,800 4.000 12/01/47 1,442
Chicago Board of Education General Obligation Unlimited 4,905 5.000 12/01/47 4,490
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 281
Chicago Board of Education General Obligation Unlimited 6,985 5.750 12/01/50 7,014
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,172
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,650
Chicago Board of Education Revenue Bonds 1,725 6.000 04/01/46 1,743
Chicago O'Hare International Airport Revenue Bonds 2,500 5.000 01/01/42 2,505
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 170
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 189
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 983
Chicago O'Hare International Airport Revenue Bonds 600 5.000 01/01/52 599

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,718
Chicago O'Hare International Airport Revenue Bonds 5,000 5.250 01/01/61 5,153
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,000 5.250 12/01/51 2,089
City of Belleville Sales Tax Revenue Tax Allocation 30 3.750 07/01/41 28
City of Burbank Illinois Education Facility Revenue Bonds (Þ) 2,105 6.250 02/01/51 2,124
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,547
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 369
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 952
City of Chicago General Obligation Unlimited 4,525 6.000 01/01/38 4,544
City of Chicago General Obligation Unlimited 275 6.000 01/01/43 292
City of Chicago General Obligation Unlimited 200 5.500 01/01/49 200
City of Chicago General Obligation Unlimited 1,000 6.000 01/01/50 1,032
City of Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 179
City of Marion Sales Tax Revenue Bonds 1,785 6.375 06/01/45 1,796
City of Marion Sales Tax Revenue Bonds 1,275 6.625 06/01/55 1,274
County of Cook Revenue Bonds 300 6.500 01/01/45 306
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 410
Eastern Illinois Economic Development Authority Revenue Bonds 2,000 7.000 02/15/56 1,879
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 459
Illinois Finance Authority Revenue Bonds (Þ) 1,500 5.250 08/01/35 1,507
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 419 5.000 05/15/36 18
Illinois Finance Authority Revenue Bonds 175 5.000 05/15/37 175
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 601
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 302 4.000 05/15/41 13
Illinois Finance Authority Revenue Bonds (Þ) 2,250 4.000 10/01/42 1,945
Illinois Finance Authority Revenue Bonds (Þ) 100 6.000 10/01/45 100
Illinois Finance Authority Revenue Bonds 70 5.000 11/15/45 70
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 937
Illinois Finance Authority Revenue Bonds (Þ) 575 5.875 09/01/46 563
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 91
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 96
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 256
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,408
Illinois Finance Authority Revenue Bonds (Þ) 2,545 6.125 04/01/49 2,433
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 228
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/50 908
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,930
Illinois Finance Authority Revenue Bonds (Þ) 100 6.125 10/01/50 98
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 45
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 88
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 261
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 197
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 504
Illinois Finance Authority Revenue Bonds 2,930 5.250 05/15/54 2,495
Illinois Finance Authority Revenue Bonds 330 5.500 05/15/54 292
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 815
Illinois Finance Authority Revenue Bonds 1,550 5.375 11/01/55 1,497
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 44
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 460
Illinois Finance Authority Revenue Bonds (Þ) 2,780 6.125 04/01/58 2,585
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 524

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Housing Development Authority Revenue Bonds 825 4.875 04/01/50 804
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 598
Illinois State Toll Highway Authority Revenue Bonds 1,500 5.000 01/01/36 1,503
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 10
Zero
coupon 06/15/30 9
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,224
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 750
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 470
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,334
Metropolitan Pier and Exposition Authority Revenue Bonds 250 4.000 06/15/50 215
Metropolitan Pier and Exposition Authority Revenue Bonds 3,060 5.000 06/15/50 3,041
Metropolitan Pier and Exposition Authority Revenue Bonds 10,000
Zero
coupon 12/15/51 2,672
Metropolitan Pier and Exposition Authority Revenue Bonds 6,500 4.000 06/15/52 5,453
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 550
Zero
coupon 12/15/52 143
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 115
Zero
coupon 12/15/54 28
Metropolitan Pier and Exposition Authority Revenue Bonds 2,170
Zero
coupon 12/15/54 489
Metropolitan Pier and Exposition Authority Revenue Bonds 6,000
Zero
coupon 12/15/56 1,203
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 12/15/56 448
Metropolitan Pier and Exposition Authority Revenue Bonds 720 5.000 06/15/57 689
Sangamon County Water Reclamation District General Obligation Limited 1,000 5.750 01/01/53 1,000
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,619
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 3,775 5.000 11/01/28 3,866
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 778
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 266
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 508
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 105
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,628
State of Illinois General Obligation Unlimited 500 5.000 01/01/41 490
State of Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 940
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,290
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 794
State of Illinois General Obligation Unlimited 100 4.500 12/01/41 95
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 241
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 252
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 241
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,302
Upper Illinois River Valley Development Authority Revenue Bonds (Þ) 300 5.750 03/01/53 245
Upper Illinois River Valley Development Authority Revenue Bonds (Þ) 200 5.000 01/01/55 171
Upper Illinois River Valley Development Authority Revenue Bonds (Þ) 660 6.000 12/01/55 650
Village of Bellwood Tax Allocation Revenue Bonds 225 5.000 12/01/50 219
Village of Lincolnwood Il Certificate of Participation (Þ) 200 5.750 12/01/43 203
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 989
144,624
Indiana - 1.4%
City of Goshen Revenue Bonds (Þ) 995 5.000 08/01/41 855
City of Lafayette Revenue Bonds 400 5.600 01/01/33 400

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lafayette Revenue Bonds 1,000 5.800 01/01/37 994
City of Valparaiso Revenue Bonds (Þ) 450 9.500 10/01/35 453
City of Valparaiso Revenue Bonds (Þ) 300 6.250 10/01/50 296
City of Valparaiso Revenue Bonds (Þ) 850 5.000 01/01/54 811
Indiana Finance Authority Revenue Bonds 215 3.000 11/01/30 210
Indiana Finance Authority Revenue Bonds 500 4.250 11/01/30 511
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 396
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,092
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 83
Indiana Finance Authority Revenue Bonds 100 5.250 07/01/45 95
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 79
Indiana Finance Authority Revenue Bonds 200 5.625 07/01/50 191
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 189
Indiana Finance Authority Revenue Bonds 560 5.000 07/01/55 468
Indiana Finance Authority Revenue Bonds 200 5.250 07/01/55 178
Indiana Finance Authority Revenue Bonds 100 5.250 10/01/56 99
Indiana Finance Authority Revenue Bonds 2,750 5.000 07/01/59 2,560
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 501
Indiana Housing and Community Development Authority Revenue Bonds 2,500 5.750 01/01/36 2,492
Indiana Housing and Community Development Authority Revenue Bonds 1,900 5.500 01/01/37 1,886
Indiana Housing and Community Development Authority Revenue Bonds 2,350 6.750 01/01/43 2,121
Indiana Housing and Community Development Authority Revenue Bonds (~)(Ê) 10,000 2.950 07/01/47 10,000
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 257
Richmond Hospital Authority Revenue Bonds 50 5.000 01/01/35 50
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,566
Town of Upland Revenue Bonds 200 2.500 09/01/50 116
Town of Whiteland Tax Allocation Revenue Bonds (Þ) 125 6.125 03/01/49 121
Town of Whitestown Indiana Tax Allocation Revenue Bonds (Þ) 1,250 6.000 09/01/50 1,233
31,303
Iowa - 0.7%
City of Coralville Revenue Bonds 1,720 5.000 05/01/42 1,649
Iowa Finance Authority Revenue Bonds 900 5.000 05/15/43 897
Iowa Finance Authority Revenue Bonds 1,000 5.500 10/01/45 1,004
Iowa Finance Authority Revenue Bonds 150 5.500 12/01/45 157
Iowa Finance Authority Revenue Bonds 350 5.000 05/15/48 340
Iowa Finance Authority Revenue Bonds (ae) 1,700 5.000 12/01/50 1,878
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 221
Iowa Finance Authority Revenue Bonds 200 5.250 12/01/50 201
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 93
Iowa Finance Authority Revenue Bonds 1,500 5.750 10/01/55 1,457
Iowa Finance Authority Revenue Bonds 250 5.750 12/01/55 261
Iowa Finance Authority Revenue Bonds (Þ) 230 5.375 07/01/61 215
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,789
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,469
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 101
Iowa Higher Education Loan Authority Revenue Bonds 750 6.000 10/01/55 779
Iowa Tobacco Settlement Authority Revenue Bonds 2,000 4.000 06/01/49 1,643
Iowa Tobacco Settlement Authority Revenue Bonds 735
Zero
coupon 06/01/65 104
State of Iowa Board of Regents Revenue Bonds (µ) 285 3.000 09/01/61 188
15,446
Kansas - 0.5%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Garden Revenue Bonds (Þ) 200 5.375 06/01/39 202
City of Manhattan Revenue Bonds 150 4.000 06/01/52 119
City of Manhattan Revenue Bonds 1,325 5.500 06/01/60 1,333
City of Prairie Village Tax Allocation 40 3.125 04/01/36 37
City of Topeka Health Care Facilities Authority Revenue Bonds 180 6.500 12/01/52 180
City of Wichita Health Care Facilities Revenue Bonds 1,500 5.250 05/15/39 1,459
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 51
City of Wichita Health Care Facilities Revenue Bonds 575 6.750 06/01/60 576
Park City, Kansas Tax Allocation (Þ) 4,000 7.400 04/01/46 3,789
Wyandotte County-Kansas City Unified Government Revenue Bonds 295 5.000 09/01/27 295
Wyandotte County-Kansas City Unified Government Revenue Bonds (Þ) 4,485
Zero
coupon 09/01/34 2,648
Wyandotte County-Kansas City Unified Government Revenue Bonds 245 4.500 06/01/40 240
Wyandotte County-Kansas City Unified Government Tax Allocation (Þ) 1,000 5.500 03/01/41 990
11,919
Kentucky - 0.4%
City of Ashland Revenue Bonds 750 4.000 02/01/38 715
City of Henderson Revenue Bonds (Þ) 1,350 4.450 01/01/42 1,310
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 370
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 266
Kentucky Bond Development Corp. Revenue Bonds 1,165 4.000 03/01/46 1,025
Kentucky Bond Development Corp. Revenue Bonds (µ) 1,750 4.750 07/01/56 1,705
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,002
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 150
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 95
Kentucky Economic Development Finance Authority Revenue Bonds 50 5.000 01/01/45 50
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 91
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,484
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 50 5.000 12/01/47 50
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 04/01/54 607
8,920
Louisiana - 0.6%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 150
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 235 5.000 12/01/39 223
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/46 1,008
Lakeshore Villages Master Community Development District Special Assessment 225 4.125 06/01/39 205
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 79
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 748
Lakeshore Villages Master Community Development District Special Assessment 250 5.875 06/01/45 259
Lakeshore Villages Master Community Development District Special Assessment 200 4.375 06/01/48 170
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 500 6.250 11/15/45 500
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 196
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 5.250 11/15/53 466
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 625 5.250 11/15/59 574
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 6.625 06/15/62 498
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 580
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 451
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 290
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 272

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 187
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 97
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 695 5.250 12/01/52 733
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.375 06/01/54 281
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 154
Louisiana Public Facilities Authority Revenue Bonds 750 5.700 07/01/56 720
Louisiana Public Facilities Authority Revenue Bonds (Þ) 300 7.500 06/01/59 211
Louisiana Public Facilities Authority Revenue Bonds (Þ) 275 6.000 06/15/59 269
Louisiana Public Facilities Authority Revenue Bonds 2,120 5.500 09/01/59 2,144
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 144
Louisiana Public Facilities Authority Revenue Bonds 585 5.750 09/01/64 601
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 109
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 133
Plaquemines Port Harbor and Terminal District Revenue Bonds (Þ) 550 9.000 12/01/44 453
Port New Orleans Board of Commissioners Revenue Bonds (µ) 260 5.500 04/01/51 275
Port New Orleans Board of Commissioners Revenue Bonds (µ) 240 5.500 04/01/54 251
13,633
Maine - 0.1%
Finance Maine Port Authority Revenue Bonds (~)(ae)(Ê)(Þ) 275 4.625 12/01/47 276
Maine Health and Higher Educational Facilities Authority Revenue Bonds 25 4.000 07/01/46 20
Maine Health and Higher Educational Facilities Authority Revenue Bonds 495 5.000 07/01/46 457
Maine Health and Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 501
Maine Health and Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 108
1,362
Maryland - 1.4%
City of Baltimore Revenue Bonds 100 5.000 09/01/28 101
City of Baltimore Revenue Bonds 150 5.000 09/01/35 151
City of Baltimore Revenue Bonds 300 5.000 09/01/38 301
City of Baltimore Revenue Bonds 180 5.000 09/01/39 180
City of Baltimore Revenue Bonds 735 5.000 09/01/42 728
City of Baltimore Revenue Bonds 4,000 5.000 07/01/44 3,958
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 1,058
City of Baltimore Revenue Bonds 130 5.000 06/01/51 128
City of Baltimore Revenue Bonds (Þ) 1,225 5.250 06/01/55 1,121
City of Baltimore Tax Allocation (Þ) 100 3.500 06/01/39 90
City of Baltimore Tax Allocation (Þ) 100 3.625 06/01/46 84
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 175
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 294
County of Baltimore Revenue Bonds 735 4.000 01/01/50 622
County of Frederick Revenue Bonds (Þ) 325 6.000 09/01/56 316
County of Frederick Special Tax (Þ) 220 4.000 07/01/50 185
County of Frederick Tax Allocation (Þ) 1,980 4.625 07/01/43 1,847
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 331
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 295
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 996
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 67
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,625 5.000 07/01/48 3,761
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 86
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 216
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 996

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,349
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/55 2,462
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 121
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 515
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 314
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,258
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 01/01/51 1,355
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 88
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 101
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 101
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 302
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 238
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 168
29,459
Massachusetts - 0.8%
Commonwealth of Massachusetts General Obligation Limited 560 5.000 05/01/53 573
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 575 5.250 07/01/48 593
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 970
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 102
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,204
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 129
Massachusetts Development Finance Agency Revenue Bonds 1,545 5.000 07/01/44 1,539
Massachusetts Development Finance Agency Revenue Bonds 430 5.000 08/15/45 430
Massachusetts Development Finance Agency Revenue Bonds 1,405 6.000 09/01/45 1,519
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 152
Massachusetts Development Finance Agency Revenue Bonds 4,000 5.000 10/01/48 3,792
Massachusetts Development Finance Agency Revenue Bonds 175 5.250 07/01/50 178
Massachusetts Development Finance Agency Revenue Bonds 225 6.000 07/01/50 236
Massachusetts Development Finance Agency Revenue Bonds 510 5.500 08/15/50 528
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 209
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 253
Massachusetts Development Finance Agency Revenue Bonds (µ) 235 4.500 07/01/54 221
Massachusetts Development Finance Agency Revenue Bonds 1,600 4.500 07/01/54 1,466
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 07/01/54 93
Massachusetts Development Finance Agency Revenue Bonds 650 5.250 07/01/55 643
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,100 5.375 07/01/56 1,069
Massachusetts Development Finance Agency Revenue Bonds (Þ) 300 5.375 07/01/61 290
Massachusetts Development Finance Agency Revenue Bonds (Þ) 525 5.500 07/01/66 509
Massachusetts Development Finance Agency Revenue Bonds (Þ) 125 6.125 07/01/66 123
Massachusetts Educational Financing Authority Revenue Bonds 280 2.000 07/01/37 229
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,321
18,371
Michigan - 1.5%
City of Detroit General Obligation Limited (~)(Ê) 600 4.000 04/01/44 478
City of Detroit General Obligation Limited (~)(Ê) — 6.000 04/01/44 —
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,027
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 107
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 320
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 45
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,020

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 53
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 53
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 668
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 488
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 313
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 360
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 69
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 68
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 109
City of Detroit General Obligation Unlimited 1,015 5.500 04/01/45 1,044
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 778
City of Detroit General Obligation Unlimited 1,450 5.000 04/01/50 1,421
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 847
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 125 5.000 05/15/37 126
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 275 5.000 05/15/44 270
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 93
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 95
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 316
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 160 6.250 08/15/56 160
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 575 6.250 08/15/61 571
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 85
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 21
Michigan Finance Authority Revenue Bonds 865 4.000 02/01/29 861
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,639
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 84
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 87
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 643
Michigan Finance Authority Revenue Bonds 1,375 5.000 10/01/44 1,314
Michigan Finance Authority Revenue Bonds 390 5.000 11/01/44 390
Michigan Finance Authority Revenue Bonds 5,000
Zero
coupon 06/01/45 1,297
Michigan Finance Authority Revenue Bonds 1,025 4.000 09/01/45 784
Michigan Finance Authority Revenue Bonds 1,779 5.500 11/15/45 1,421
Michigan Finance Authority Revenue Bonds 125 5.000 12/01/45 125
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 88
Michigan Finance Authority Revenue Bonds 525 5.000 02/01/47 480
Michigan Finance Authority Revenue Bonds 30 4.000 09/01/50 21
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 271
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 77
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 205
Michigan Finance Authority Revenue Bonds 17,180
Zero
coupon 06/01/65 1,720
Michigan Mathematics and Science Initiative Revenue Bonds 1,110 4.000 01/01/41 977
Michigan Strategic Fund Revenue Bonds 200 5.000 05/15/37 202
Michigan Strategic Fund Revenue Bonds (Þ) 1,650 4.625 10/01/41 1,624
Michigan Strategic Fund Revenue Bonds 200 5.000 05/15/44 196
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 414
Michigan Strategic Fund Revenue Bonds (Þ) 175 5.500 10/01/53 175
Michigan Tobacco Settlement Finance Authority Revenue Bonds 9,690
Zero
coupon 06/01/46 985
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255
Zero
coupon 06/01/52 556

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Tobacco Settlement Finance Authority Revenue Bonds 43,055
Zero
coupon 06/01/58 703
State of Michigan Trunk Line Revenue Bonds 3,500 5.250 11/15/49 3,674
Summit Academy North Revenue Bonds 280 2.250 11/01/26 278
Tipton Academy Revenue Bonds 300 4.000 06/01/51 211
Universal Academy Revenue Bonds 500 4.000 12/01/31 483
32,990
Minnesota - 0.7%
City of Apple Valley Revenue Bonds 100 5.625 09/01/65 98
City of Bethel Revenue Bonds 1,000 5.000 07/01/59 873
City of Eagan Revenue Bonds (Þ) 100 6.250 02/01/45 100
City of Eagan Revenue Bonds (Þ) 335 6.375 02/01/55 325
City of Eagan Revenue Bonds (Þ) 515 6.500 02/01/65 500
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 499
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,999
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,384
City of Oakdale Revenue Bonds 1,750 5.750 12/01/55 1,689
City of Rochester Revenue Bonds 1,280 5.375 09/01/50 945
City of St. Cloud Minnesota Health Care Revenue Bonds 125 4.000 05/01/49 113
City of St. Cloud Minnesota Health Care Revenue Bonds 435 5.000 05/01/54 442
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 140
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 231
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 200 5.500 12/01/57 188
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds (Þ) 125 6.375 06/15/61 122
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 3,000 6.125 07/01/65 2,866
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 500 5.625 09/01/65 473
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 375
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 177
Duluth Independent School District No. 709 Certificate of Participation (ae) 75 4.000 03/01/32 76
Duluth Independent School District No. 709 Certificate of Participation (ae) 705 4.200 03/01/34 711
Lakes Area Economic Development Authority Revenue Bonds 800 5.700 11/01/51 775
Minnesota Health and Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 87
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 91
15,279
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Æ)(Ê)(Ø)(Þ) 830 4.000 10/15/30 747
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 918
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 962
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 822
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 861
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 167
4,477
Missouri - 1.4%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 199
Branson Industrial Development Authority Tax Allocation 55 5.500 06/01/29 55
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,650 4.000 03/01/41 1,573
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 133
Cape Girardeau County Industrial Development Authority Tax Allocation (Þ) 500 5.750 05/01/54 477
City of St. Louis Industrial Development Authority (The) Revenue Bonds 415 4.875 06/15/34 418
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.000 05/15/41 190
City of St. Louis Industrial Development Authority (The) Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,249
City of St. Louis Industrial Development Authority (The) Revenue Bonds 800 4.750 11/15/47 673

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.750 06/15/54 193
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 239
Joplin Industrial Development Authority Revenue Bonds 55 3.500 11/01/40 51
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 163
Kansas City Industrial Development Authority Revenue Bonds (Þ) 575 6.000 01/01/48 573
Kansas City Industrial Development Authority Revenue Bonds (Þ) 240 5.000 06/01/54 229
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,750 5.000 02/01/40 1,756
Kirkwood Industrial Development Authority Revenue Bonds 1,000 5.250 05/15/42 966
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 404
Missouri Development Finance Board Revenue Bonds (Þ) 225 6.500 06/15/45 229
Missouri Development Finance Board Revenue Bonds (Þ) 1,400 6.750 06/15/55 1,428
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 243
Missouri State Health and Educational Facilities Authority Revenue Bonds 505 5.000 10/01/38 505
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 893
Missouri State Health and Educational Facilities Authority Revenue Bonds (Þ) 3,000 6.000 10/01/45 2,956
Missouri State Health and Educational Facilities Authority Revenue Bonds 250 5.500 06/15/47 251
Missouri State Health and Educational Facilities Authority Revenue Bonds 150 5.250 02/01/48 150
Missouri State Health and Educational Facilities Authority Revenue Bonds 8,000 5.500 05/15/51 8,616
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,200 5.000 12/01/52 1,212
Missouri State Health and Educational Facilities Authority Revenue Bonds 130 5.250 02/01/54 125
Missouri State Health and Educational Facilities Authority Revenue Bonds (Þ) 500 6.500 06/01/56 480
Newco Transportation Development District Revenue Bonds 365 6.250 11/01/54 350
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 115
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 650
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 436
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 390
University City Industrial Development Authority Revenue Bonds 180 4.875 06/15/36 182
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 508
30,260
Montana - 0.3%
City of Kalispell Revenue Bonds 500 5.250 05/15/37 497
City of Kalispell Revenue Bonds 600 6.000 05/15/60 613
County of Gallatin Revenue Bonds (Þ) 230 4.000 10/15/41 159
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 637
County of Gallatin Revenue Bonds (Þ) 1,125 7.000 10/15/55 890
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 425 6.000 07/01/41 420
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 250 6.500 07/01/46 248
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 470 6.625 07/01/51 458
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,830 6.750 07/01/58 1,775
Montana Facility Finance Authority Revenue Bonds 600 6.125 11/15/61 603
6,300
Nevada - 0.2%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 999
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 47
City of Las Vegas Special Improvement District No. 614 Special Assessment 325 5.500 06/01/55 303
City of Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 23
City of Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 64
City of Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 48
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 39
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 67

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Las Vegas Special Improvement District No. 817 Special Assessment 490 5.750 06/01/43 517
City of Las Vegas Special Improvement District No. 817 Special Assessment 350 6.000 06/01/48 368
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,110 5.000 12/01/49 1,062
City of North Las Vegas Special Assessment (Þ) 580 6.750 06/01/55 575
City of Sparks Special Improvement District No. 1 Special Assessment 500 5.125 06/01/54 473
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 40
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 24
Las Vegas Convention and Visitors Authority Revenue Bonds 155 5.000 07/01/43 158
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 166
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 170
5,182
New Hampshire - 1.2%
New Hampshire Business Finance Authority Revenue Bonds 175 3.250 04/01/28 83
New Hampshire Business Finance Authority Revenue Bonds (Þ) 400 5.625 02/01/30 400
New Hampshire Business Finance Authority Revenue Bonds (Þ) 6,500
Zero
coupon 12/01/31 4,721
New Hampshire Business Finance Authority Revenue Bonds (Þ) 478 5.375 12/01/31 474
New Hampshire Business Finance Authority Revenue Bonds 1,060 3.300 04/01/32 770
New Hampshire Business Finance Authority Revenue Bonds (Þ) 351 5.875 12/15/32 351
New Hampshire Business Finance Authority Revenue Bonds (Þ) 139 4.875 12/01/33 136
New Hampshire Business Finance Authority Revenue Bonds (Þ) 872
Zero
coupon 12/15/33 555
New Hampshire Business Finance Authority Revenue Bonds (Þ) 995 5.625 12/15/33 1,021
New Hampshire Business Finance Authority Revenue Bonds (Þ) 662 5.875 12/15/33 653
New Hampshire Business Finance Authority Revenue Bonds (Þ) 100 6.125 12/15/33 100
New Hampshire Business Finance Authority Revenue Bonds (Þ) 5,555 6.890 04/01/34 5,804
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,125
Zero
coupon 12/01/34 637
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,204 5.375 12/15/35 1,178
New Hampshire Business Finance Authority Revenue Bonds (Þ) 575
Zero
coupon 12/01/36 273
New Hampshire Business Finance Authority Revenue Bonds (Þ) 300 5.875 12/15/36 300
New Hampshire Business Finance Authority Revenue Bonds (Þ) 365 6.250 12/15/38 375
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,100
Zero
coupon 12/01/39 415
New Hampshire Business Finance Authority Revenue Bonds 1,500
Zero
coupon 12/15/39 659
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,075
Zero
coupon 12/01/40 368
New Hampshire Business Finance Authority Revenue Bonds 971 4.250 07/20/41 935
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 147
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 210 3.750 07/01/45 171
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,765 6.375 03/15/46 1,769
New Hampshire Business Finance Authority Revenue Bonds 200 5.250 07/01/48 201
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 814
New Hampshire Business Finance Authority Revenue Bonds 1,080 6.000 08/01/65 1,042
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 399
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 430 5.000 08/01/35 438
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 500
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/37 489
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 08/01/40 503
26,681
New Jersey - 2.4%
City of Atlantic General Obligation Unlimited 160 5.000 12/01/28 160
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 517

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 715
New Jersey Economic Development Authority Revenue Bonds 1,770 5.250 09/15/29 1,772
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 493
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 501
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 643
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,092
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,156
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 90
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 978
New Jersey Economic Development Authority Revenue Bonds 2,000 5.000 10/01/47 2,001
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 141
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 357
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 290
New Jersey Health Care Facilities Financing Authority Revenue Bonds 520 5.250 07/01/49 547
New Jersey Health Care Facilities Financing Authority Revenue Bonds 435 4.125 07/01/54 391
New Jersey Health Care Facilities Financing Authority Revenue Bonds 110 5.250 07/01/54 115
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 466
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400
Zero
coupon 12/15/30 2,055
New Jersey Transportation Trust Fund Authority Revenue Bonds 910
Zero
coupon 12/15/32 718
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500
Zero
coupon 12/15/33 379
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 467
New Jersey Transportation Trust Fund Authority Revenue Bonds 100
Zero
coupon 12/15/34 72
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975
Zero
coupon 12/15/35 2,054
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425
Zero
coupon 12/15/36 2,251
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235
Zero
coupon 12/15/37 4,518
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750
Zero
coupon 12/15/38 1,621
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 320
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.000 06/15/41 474
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,284
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 56
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000 5.250 06/15/50 5,210
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,000 4.125 06/15/55 2,762
Passaic County Improvement Authority (The) Revenue Bonds 80 4.500 07/01/40 77
Passaic County Improvement Authority (The) Revenue Bonds 55 5.000 07/01/44 55
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 98
South Jersey Port Corp. Revenue Bonds 1,100 5.000 01/01/48 1,103
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,012
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,002
Tobacco Settlement Financing Corp. Revenue Bonds 2,575 5.000 06/01/46 2,490
52,503
New Mexico - 0.1%
Mesa Del Sol Public Improvement District No. 1 Revenue Bonds (Þ) 180 5.450 10/01/55 174
New Mexico Hospital Equipment Loan Council Revenue Bonds (~)(Ê) 50 3.050 08/01/34 50
Village of Los Ranchos de Albuquerque Revenue Bonds 500 4.000 09/01/40 472
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 1,000 4.250 05/01/40 947
1,643
New York - 7.7%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Albany Capital Resource Corp. Revenue Bonds 100 4.750 06/01/54 89
Albany Capital Resource Corp. Revenue Bonds 335 5.000 06/01/64 309
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 135 3.000 07/15/43 104
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 379
Brooklyn Arena Local Development Corp. Revenue Bonds 435
Zero
coupon 07/15/46 158
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 2,500 6.375 05/01/55 2,578
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 1,500 7.750 05/01/55 1,553
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 94
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 170
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 509
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/49 92
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 73
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 287
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 81
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 147
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 92
Build NYC Resource Corp. Revenue Bonds 1,000 5.500 06/15/55 951
Build NYC Resource Corp. Revenue Bonds 500 5.500 07/01/55 513
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 85
Build NYC Resource Corp. Revenue Bonds (Þ) 750 7.000 12/15/55 757
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 79
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 144
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 103
Build NYC Resource Corp. Revenue Bonds 1,750 5.750 06/15/60 1,705
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.000 07/01/60 486
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 90
Build NYC Resource Corp. Revenue Bonds (Þ) 775 7.000 12/15/65 778
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 1,960
City of New York General Obligation Unlimited 8,000 5.250 02/01/53 8,355
Dutchess County Local Development Corp. Revenue Bonds 2,725 5.000 07/01/45 2,702
Dutchess County Local Development Corp. Revenue Bonds 1,725 5.000 07/01/46 1,707
Dutchess County Local Development Corp. Revenue Bonds 275 5.000 07/01/51 266
Empire State Development Corp. Revenue Bonds 1,650 5.000 03/15/52 1,690
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 121
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 479
Hempstead Town Local Development Corp. Revenue Bonds 1,845 5.000 07/01/48 1,741
Huntington Local Development Corp. Revenue Bonds 600 4.750 07/01/31 606
Huntington Local Development Corp. Revenue Bonds 715 5.250 07/01/56 589
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 948
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 141
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 314
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 40
Zero
coupon 11/15/40 20
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 356
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,353
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 501
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,528
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,221
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 174

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,677
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 774
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 294
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,139
Monroe County Industrial Development Corp. Revenue Bonds 390 5.000 12/01/42 390
MTA Hudson Rail Yards Trust Obligations Revenue Bonds 3,000 5.000 11/15/51 3,001
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 604
New York and New Jersey Port Authority Revenue Bonds 880 5.000 01/15/52 888
New York and New Jersey Port Authority Revenue Bonds 200 5.500 08/01/52 208
New York City Housing Development Corp. Revenue Bonds 500 5.250 12/15/31 511
New York City Industrial Development Agency Revenue Bonds (µ) 1,665 3.000 01/01/46 1,271
New York City Industrial Development Agency Revenue Bonds 125 3.000 03/01/49 91
New York City Industrial Development Agency Revenue Bonds (µ) 1,375 3.000 03/01/49 1,005
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 425 5.250 05/01/48 443
New York Counties Tobacco Trust IV Revenue Bonds 9,455
Zero
coupon 06/01/60 465
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 325
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,901
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 750
New York Liberty Development Corp. Revenue Bonds (Þ) 6,165 5.000 11/15/44 6,165
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,601
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 899
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 385
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,083
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/45 257
New York State Dormitory Authority Revenue Bonds (µ) 870 3.000 09/01/50 594
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 376
New York State Dormitory Authority Revenue Bonds 420 5.000 03/15/51 432
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 471
New York State Dormitory Authority Revenue Bonds 440 5.000 05/01/52 443
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,718
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,254
New York State Dormitory Authority Revenue Bonds 400 5.250 05/01/54 410
New York State Dormitory Authority Revenue Bonds 12,000 5.250 03/15/56 12,484
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 723
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 4.250 09/01/50 253
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 260
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,346
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 371
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,482
New York Transportation Development Corp. Revenue Bonds 35 2.250 08/01/26 35
New York Transportation Development Corp. Revenue Bonds 2,000 5.000 08/01/26 2,000
New York Transportation Development Corp. Revenue Bonds 50 5.000 07/01/30 50
New York Transportation Development Corp. Revenue Bonds 1,625 4.000 10/01/30 1,638
New York Transportation Development Corp. Revenue Bonds 250 3.000 08/01/31 239
New York Transportation Development Corp. Revenue Bonds 1,095 5.250 08/01/31 1,144
New York Transportation Development Corp. Revenue Bonds 1,200 5.375 08/01/36 1,238
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,640
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,570
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 659
New York Transportation Development Corp. Revenue Bonds 1,035 5.000 10/01/40 1,053

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 74
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,582
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/41 375
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,677
New York Transportation Development Corp. Revenue Bonds 3,100 5.000 07/01/46 3,099
New York Transportation Development Corp. Revenue Bonds 1,000 4.000 10/31/46 908
New York Transportation Development Corp. Revenue Bonds 1,615 5.250 01/01/50 1,615
New York Transportation Development Corp. Revenue Bonds (µ) 2,500 5.000 06/30/54 2,471
New York Transportation Development Corp. Revenue Bonds 9,200 5.500 06/30/54 9,305
New York Transportation Development Corp. Revenue Bonds 2,225 6.000 06/30/54 2,294
New York Transportation Development Corp. Revenue Bonds 4,250 5.500 12/31/54 4,280
New York Transportation Development Corp. Revenue Bonds 1,500 5.000 06/30/60 1,448
New York Transportation Development Corp. Revenue Bonds (µ) 2,200 5.000 06/30/60 2,159
New York Transportation Development Corp. Revenue Bonds 6,730 5.375 06/30/60 6,694
New York Transportation Development Corp. Revenue Bonds 2,400 5.500 12/31/60 2,431
Niagara Area Development Corp. Revenue Bonds 250 5.000 07/01/52 214
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 88
Oneida County Local Development Corp. Revenue Bonds 375 4.000 07/01/39 302
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 179
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 49
Oneida Indian Nation of New York Revenue Bonds (Þ) 700 6.000 09/01/43 734
Onondaga Civic Development Corp. Revenue Bonds 100 5.000 08/01/32 101
Onondaga Civic Development Corp. Revenue Bonds 100 5.125 08/01/44 94
Onondaga Civic Development Corp. Revenue Bonds 100 5.375 08/01/54 92
Orange County Funding Corp. Revenue Bonds 50 5.000 07/01/34 42
Orange County Funding Corp. Revenue Bonds 100 5.000 07/01/42 70
Suffolk Regional Off-Track Betting Corp. Revenue Bonds 1,200 5.750 12/01/44 1,228
Suffolk Regional Off-Track Betting Corp. Revenue Bonds 1,200 6.000 12/01/53 1,218
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,637
Triborough Bridge and Tunnel Authority Sales Tax Revenue Bonds 1,850 4.250 05/15/58 1,694
TSASC, Inc. Revenue Bonds 600 5.000 06/01/48 559
Westchester County Industrial Development Agency Revenue Bonds (ae)(Þ) 350 7.000 08/12/26 361
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/30 100
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/33 100
Westchester County Local Development Corp. Revenue Bonds 175 5.000 11/01/34 173
Westchester County Local Development Corp. Revenue Bonds 1,000 7.250 11/01/45 1,087
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 115
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,008
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 103
Westchester County Local Development Corp. Revenue Bonds 2,075 7.500 11/01/55 2,271
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,000 6.375 12/01/55 1,008
Westchester County Local Development Corp. Revenue Bonds (Þ) 275 6.500 12/01/65 277
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 108
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 24
Yonkers Economic Development Corp. Revenue Bonds 250 5.000 10/15/40 239
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/49 88
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 65
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/54 85
167,163
North Carolina - 1.0%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(Ê) 2,800 3.000 01/15/48 2,800

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,043
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 267
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 325
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 512
North Carolina Medical Care Commission Revenue Bonds 310 5.000 06/01/40 310
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 1,016
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,961
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 97
North Carolina Medical Care Commission Revenue Bonds (Þ) 3,000 6.750 11/01/45 2,933
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 21
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 954
North Carolina Medical Care Commission Revenue Bonds 1,100 5.000 09/01/49 1,054
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 265
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 334
North Carolina Medical Care Commission Revenue Bonds 160 5.375 04/01/51 155
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,544
North Carolina Medical Care Commission Revenue Bonds 700 4.000 01/01/52 580
North Carolina Medical Care Commission Revenue Bonds 1,335 5.000 09/01/54 1,248
North Carolina Medical Care Commission Revenue Bonds 350 5.250 01/01/55 354
North Carolina Medical Care Commission Revenue Bonds 150 5.500 04/01/56 145
North Carolina Medical Care Commission Revenue Bonds 1,130 5.125 10/01/56 1,092
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,040
21,050
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 438
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 135
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 1,004
City of Horace General Obligation Unlimited 150 5.000 05/01/50 137
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 972
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,198
North Dakota Housing Finance Agency Revenue Bonds 1,000 5.000 07/01/53 1,016
5,900
Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 460
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,800 3.000 06/01/48 1,268
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,479
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 25,190 5.000 06/01/55 19,058
City of Centerville Health Care Revenue Bonds 150 5.250 11/01/50 141
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,247
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 856
Cleveland-Cuyahoga County Port Authority Revenue Bonds (Þ) 150 5.875 01/01/49 146
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,519
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.000 12/01/55 148
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 157
Columbus-Franklin County Finance Authority Revenue Bonds 1,295 4.000 11/15/38 1,258
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 1,500 6.050 01/01/46 1,465
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 3,255 6.300 01/01/46 3,181
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 578
County of Darke Revenue Bonds 200 4.000 09/01/40 178
County of Darke Revenue Bonds 50 4.000 09/01/45 42
County of Darke Revenue Bonds 100 5.000 09/01/49 93
County of Franklin Revenue Bonds 130 5.000 05/15/40 130

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Franklin Revenue Bonds 400 5.250 07/01/41 420
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,112
County of Franklin Revenue Bonds 1,250 5.250 11/01/55 1,300
County of Franklin Revenue Bonds 1,195 5.250 11/15/55 1,045
County of Lucas Hospital Revenue Bonds 130 4.000 11/15/45 107
County of Lucas Hospital Revenue Bonds 5,500 5.250 11/15/48 5,449
County of Muskingum Revenue Bonds 200 5.000 02/15/48 189
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 227
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 397
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 979
Cuyahoga County Hospital Revenue Bonds 1,500 5.000 02/15/57 1,410
Cuyahoga County Hospital Revenue Bonds 3,420 5.500 02/15/57 3,403
Dayton-Montgomery County Port Authority Revenue Bonds 930 5.000 12/01/44 931
Franklin County Convention Facilities Authority Revenue Bonds 700 5.000 12/01/51 661
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,029
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 21
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 22
Ohio Air Quality Development Authority Revenue Bonds (Þ) 445 4.250 01/15/38 427
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,200 4.500 01/15/48 2,902
Ohio Higher Educational Facility Commission Revenue Bonds 490 5.000 07/01/41 490
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,258
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,855
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 953
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 203
Ohio Higher Educational Facility Commission Revenue Bonds 500 5.000 01/15/50 499
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 277
Ohio Housing Finance Agency Revenue Bonds (Þ) 250 5.700 08/01/43 257
Ohio Housing Finance Agency Revenue Bonds (Þ) 1,685 6.100 01/01/46 1,633
Ohio Housing Finance Agency Revenue Bonds (Þ) 2,560 6.125 01/01/46 2,555
Ohio Housing Finance Agency Revenue Bonds (Þ) 1,175 6.375 01/01/46 1,172
Ohio Housing Finance Agency Revenue Bonds 2,500 5.500 09/01/50 2,595
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 354
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 110 4.250 12/01/50 100
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 250 6.250 03/01/51 256
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 450 5.750 03/01/59 434
Port of Greater Cincinnati Development Authority Tax Allocation 2,000 5.000 12/01/44 2,017
Port of Greater Cincinnati Development Authority Tax Allocation 740 5.000 11/01/51 691
Port of Greater Cincinnati Development Authority Tax Allocation 250 5.125 12/01/55 234
Portage County Port Authority Revenue Bonds 140 6.000 12/01/56 143
Stark County Port Authority Tax Allocation (Þ) 1,100 6.375 12/30/48 1,133
State of Ohio Revenue Bonds (Þ) 610 5.000 12/01/38 590
State of Ohio Revenue Bonds 350 3.000 01/15/45 263
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,665
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 239
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 925
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 92
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 930
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/51 84
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 122
University of Akron (The) Revenue Bonds 235 5.000 01/01/28 235

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 995
80,684
Oklahoma - 0.5%
Broken Arrow Economic Development Authority Tax Allocation 415 6.625 06/01/45 418
Broken Arrow Economic Development Authority Tax Allocation 900 6.750 06/01/50 900
Oklahoma Development Finance Authority Revenue Bonds 1,510 5.250 08/15/43 1,516
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 198
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 404
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 934
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 960 4.375 12/01/41 877
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 645 4.000 12/01/43 554
Tulsa County Industrial Authority Revenue Bonds 100 5.250 07/01/46 95
Tulsa Municipal Airport Trust Trustees Revenue Bonds 625 5.500 12/01/35 617
Tulsa Municipal Airport Trust Trustees Revenue Bonds 2,875 6.250 12/01/35 3,266
Tulsa Municipal Airport Trust Trustees Revenue Bonds 1,375 6.250 12/01/40 1,510
Wagoner County Development Authority Revenue Bonds 205 6.750 05/01/40 204
11,493
Oregon - 0.3%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 625
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 24
County of Yamhill Revenue Bonds 350 4.000 12/01/41 325
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,359
Medford Hospital Facilities Authority Revenue Bonds (µ) 100 3.000 08/15/50 71
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 1,001
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 30
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 942
Salem Hospital Facility Authority Revenue Bonds 950 4.000 05/15/47 799
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,529
6,705
Pennsylvania - 3.4%
Adams County General Authority Revenue Bonds 575 5.000 08/15/50 577
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 828
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 243
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 700 3.000 06/15/31 667
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 85
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 73
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 71
Allentown Commercial and Industrial Development Authority Revenue Bonds (Þ) 500 5.000 06/15/57 408
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 790 5.000 05/01/28 801
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 630 5.250 05/01/32 661
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 100 5.500 05/01/32 107
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,014
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,450 5.000 05/01/42 1,432
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 660 5.250 05/01/42 675
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 840 6.000 05/01/42 869
Berks County Municipal Authority (The) Revenue Bonds 195 6.000 06/30/34 205
Berks County Municipal Authority (The) Revenue Bonds 391 8.000 06/30/34 400
Berks County Municipal Authority (The) Revenue Bonds 3,432 5.000 06/30/39 3,229

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Berks County Municipal Authority (The) Revenue Bonds 1,488 6.000 06/30/44 1,128
Berks County Municipal Authority (The) Revenue Bonds 1,065 5.000 10/01/49 910
Bethlehem Redevelopment Authority Revenue Bonds 1,600 5.250 10/01/49 1,600
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 600
Bucks County Industrial Development Authority Revenue Bonds 1,165 5.000 07/01/54 1,109
Cheltenham Township Industrial Development Authority Revenue Bonds 985 5.000 04/01/44 925
Cheltenham Township Industrial Development Authority Revenue Bonds 200 5.750 04/01/54 195
Chester County Health and Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,872
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,001
Chester County Industrial Development Authority Revenue Bonds (Þ) 800 4.500 10/01/49 681
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,155
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 234
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,065 4.500 10/01/54 870
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,643
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 296
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 195
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 230
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 620
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,217
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 40
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 42
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 165
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 95
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 89
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 447
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 129
Geisinger Authority Revenue Bonds (~)(Ê) 100 4.461 05/01/37 100
Huntingdon County General Authority Revenue Bonds 560 5.000 05/01/46 488
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 981
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/45 682
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,211
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 1,966
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 576
Lancaster Municipal Authority Healthcare Revenue Bonds 100 5.000 12/01/55 95
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 321
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 100
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 94
Latrobe Industrial Development Authority Revenue Bonds 160 5.375 03/01/51 155
Latrobe Industrial Development Authority Revenue Bonds 180 5.500 03/01/56 175
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 783
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 385 5.250 07/01/44 377
Mercer County Industrial Development Authority Revenue Bonds (Þ) 360 6.125 10/01/50 249
Monroe County Industrial Development Authority Tax Allocation 185 5.000 07/01/31 193
Monroe County Industrial Development Authority Tax Allocation 115 5.000 07/01/33 118
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,627
Northeastern Pennsylvania Hospital and Education Authority Revenue Bonds 90 5.250 03/01/37 90
Northeastern Pennsylvania Hospital and Education Authority Revenue Bonds 175 5.000 05/01/44 168
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 550 5.250 12/01/37 550
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 325 5.250 12/01/38 325

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 960
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,226
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 254
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,623
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 07/01/46 134
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 203
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 151
Pennsylvania Economic Development Financing Authority Revenue Bonds 5,125 5.250 06/30/53 5,178
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê)
(Þ) 750 5.450 03/01/56 772
Pennsylvania Economic Development Financing Authority Revenue Bonds (µ) 500 5.000 12/31/57 493
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 706
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 5.000 06/01/51 3,234
Pennsylvania Higher Education Assistance Agency Revenue Bonds 2,500 5.500 06/01/52 2,488
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 255 4.000 05/01/32 210
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 225 5.000 05/01/37 156
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 370 5.000 05/01/42 251
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,019
Philadelphia Hospitals and Higher Education Facilities Authority (The) Revenue
Bonds 500 5.000 07/01/34 502
Philadelphia Industrial Development Authority Revenue Bonds 10 3.500 05/01/32 8
Philadelphia Industrial Development Authority Revenue Bonds (~)(Ê)(Þ) 870 4.875 12/15/35 851
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 100 5.375 06/15/38 99
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 900 5.000 06/15/40 884
Philadelphia Industrial Development Authority Revenue Bonds 300 4.000 05/01/42 178
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 2,075 6.250 05/01/42 1,625
Philadelphia Industrial Development Authority Revenue Bonds 750 5.125 06/15/42 739
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 150 5.500 06/15/43 148
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 335 5.500 06/01/49 296
Philadelphia Industrial Development Authority Revenue Bonds 2,295 5.750 06/01/50 2,362
Philadelphia Industrial Development Authority Revenue Bonds 150 5.000 06/15/50 129
Philadelphia Industrial Development Authority Revenue Bonds 1,075 5.000 08/01/50 1,022
Philadelphia Industrial Development Authority Revenue Bonds 145 5.250 06/15/52 135
Scranton Redevelopment Authority Revenue Bonds 40 5.000 11/15/28 40
Southcentral Pennsylvania General Authority Revenue Bonds 75 4.000 06/01/44 69
Southcentral Pennsylvania General Authority Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,786
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 318
Washington County Redevelopment Authority Tax Allocation 75 5.000 07/01/28 77
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 343
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 467
74,448
Puerto Rico - 7.5%
Children's Trust Fund Revenue Bonds 80 5.500 05/15/39 80
Children's Trust Fund Revenue Bonds 5,000
Zero
coupon 05/15/50 1,032
Commonwealth of Puerto Rico General Obligation Unlimited 643 5.625 07/01/27 660
Commonwealth of Puerto Rico General Obligation Unlimited 653 5.625 07/01/29 693
Commonwealth of Puerto Rico General Obligation Unlimited 2,212 5.750 07/01/31 2,378
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,666
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,432
Commonwealth of Puerto Rico General Obligation Unlimited 3,600 4.000 07/01/35 3,550
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 818

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Puerto Rico General Obligation Unlimited 757 4.000 07/01/41 706
Commonwealth of Puerto Rico General Obligation Unlimited 10,194 4.000 07/01/46 9,189
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 11,964 1.000 11/01/43 8,498
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 7,644 1.000 11/01/51 5,327
Commonwealth of Puerto Rico Notes (~)(Ê) 1,982 2.788 11/01/51 1,070
Commonwealth of Puerto Rico Notes (~)(Ê) 3,000 4.983 11/01/51 1,000
HTA CL 6 Trust Revenue Bonds 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,800 5.000 07/01/35 1,855
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,615
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 3,000 4.000 07/01/42 2,823
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,765
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 10,250 5.000 07/01/47 10,280
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/21 37
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/21 75
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 200 5.250 07/01/24 150
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/25 75
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 581
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 885 5.250 07/01/26 664
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/27 37
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,905 5.250 07/01/27 1,429
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,370 5.000 07/01/28 2,527
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 150 5.250 07/01/28 112
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.400 07/01/28 75
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.000 07/01/29 75
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 130 5.250 07/01/29 98
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.250 07/01/30 38
Puerto Rico Electric Power Authority Revenue Bonds (µ)(Æ)(Ø)(Þ) 2,000 10.197 07/01/30 1,470
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 863
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,305 5.000 07/01/32 3,229
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 98
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 190 6.050 07/01/32 143
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 341
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 200 5.250 07/01/33 150
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 103
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 805 5.250 07/01/35 604
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,520 6.750 07/01/36 1,155
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 525 5.000 07/01/37 394
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,685 5.500 07/01/38 2,764
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,480 5.250 07/01/40 3,360
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 2,090 5.000 07/01/42 1,567
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,115 7.000 07/01/43 847
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/49 37
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/49 487
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.375 07/01/49 38
Puerto Rico GDB Debt Recovery Authority Revenue Bonds 9,983 7.500 08/20/40 9,812
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 150 6.250 01/01/40 164
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.500 01/01/41 222
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 100 6.500 01/01/42 110
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 600 6.750 01/01/45 668

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 225 6.750 01/01/46 249
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 6,885 4.329 07/01/40 6,716
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 38,236
Zero
coupon 07/01/46 13,917
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,824
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 17,377
Zero
coupon 07/01/51 4,556
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 29
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,286 4.750 07/01/53 4,955
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,294 4.784 07/01/58 9,720
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 25,663 5.000 07/01/58 24,547
162,164
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds 525 5.250 05/15/49 541
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 920
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 340 5.000 10/01/42 349
Tobacco Settlement Financing Corp. Revenue Bonds 250 5.000 06/01/50 246
Tobacco Settlement Financing Corp. Revenue Bonds 15,450
Zero
coupon 06/01/52 2,129
4,185
South Carolina - 0.8%
County of Berkeley Special Assessment Revenue Bonds 325 4.000 11/01/30 326
County of Berkeley Special Assessment Revenue Bonds 2,250 4.250 11/01/40 2,071
County of Lancaster Special Assessment Revenue Bonds (Þ) 100 6.000 06/01/45 105
County of Lancaster Special Assessment Revenue Bonds (Þ) 150 6.200 06/01/55 153
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 02/01/54 1,060
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 5.125 06/15/42 92
South Carolina Jobs-Economic Development Authority Revenue Bonds 180 5.500 11/01/49 190
South Carolina Jobs-Economic Development Authority Revenue Bonds 270 5.500 11/01/50 283
South Carolina Jobs-Economic Development Authority Revenue Bonds 750 5.250 04/01/51 735
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 423
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,357
South Carolina Jobs-Economic Development Authority Revenue Bonds 575 4.500 11/01/54 539
South Carolina Jobs-Economic Development Authority Revenue Bonds 560 5.750 11/15/54 559
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 200 5.000 06/15/56 149
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 1,250 6.250 07/01/56 1,207
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 350
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,200 5.625 10/01/60 1,151
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,853
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,280
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,014
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 248
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,628
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 748
18,521
South Dakota - 0.1%
County of Lincoln Revenue Bonds 890 4.000 08/01/41 782
County of Lincoln Revenue Bonds 75 4.000 08/01/56 56
County of Lincoln Revenue Bonds 650 4.000 08/01/61 471
1,309
Tennessee - 0.3%
Bartlett Industrial Development Board Tax Allocation (Þ) 300 6.200 07/01/49 302

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 500 4.000 08/01/36 490
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 3,024
Greenville Health and Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 254
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 268
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 231
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (µ) 1,500 4.000 05/01/51 1,236
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 160
Zero
coupon 06/01/43 72
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 83
Metropolitan Government Nashville and Davidson County Industrial Development
Board Tax Allocation (Þ) 700 6.750 06/01/46 561
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 100 5.000 06/01/44 99
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 225 5.250 06/01/56 214
6,834
Texas - 7.0%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 22
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 42
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 39
Arlington Higher Education Finance Corp. Revenue Bonds 800 5.000 08/15/48 715
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 366
Arlington Higher Education Finance Corp. Revenue Bonds (Æ)(Ø) 100 5.625 08/15/52 36
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/54 88
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/54 90
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 660 6.125 06/01/56 608
Arlington Higher Education Finance Corp. Revenue Bonds (Æ)(Ø) 150 5.750 08/15/57 54
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/59 86
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 484
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 5.000 06/15/64 86
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 1,300 6.250 06/01/66 1,205
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 100
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 50
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 50
Bexar County Health Facilities Development Corp. Revenue Bonds 940 5.000 07/15/37 942
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 732
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 325
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 65
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 48
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 609 10.000 06/01/42 1
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 452
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 467
City of Alvarado Special Assessment Revenue Bonds (Þ) 100 6.000 09/01/54 101
City of Anna Special Assessment Revenue Bonds (Þ) 175 6.000 09/01/52 176
City of Anna Special Assessment Revenue Bonds (Þ) 200 7.375 09/15/52 217
City of Anna Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/53 127
City of Anna Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/54 101
City of Anna Special Assessment Revenue Bonds 625 5.500 09/15/55 619
City of Anna Special Assessment Revenue Bonds (Þ) 650 5.700 09/15/56 624
City of Anna Special Assessment Revenue Bonds 150 5.750 09/15/56 143
City of Anna Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/56 98
City of Arlington Tax Allocation Revenue Bonds 920 4.000 08/15/41 837
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 123

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 189
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 127
City of Aubrey Special Assessment (Þ) 260 5.625 12/31/55 251
City of Austin Special Assessment Revenue Bonds (Þ) 205 5.125 11/01/33 208
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.500 11/01/51 100
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.250 11/01/53 96
City of Balch Springs Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/54 126
City of Bee Cave Special Assessment Revenue Bonds (Þ) 99 4.125 09/01/26 99
City of Bee Cave Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/41 99
City of Bee Cave Special Assessment Revenue Bonds (Þ) 122 5.250 09/01/51 117
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/45 102
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/55 100
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.625 09/01/45 490
City of Buda Special Assessment Revenue Bonds (Þ) 250 6.000 09/01/55 241
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.750 09/01/55 479
City of Caddo Mills Special Assessment Revenue Bonds 134 5.750 09/15/56 130
City of Celina Special Assessment Revenue Bonds (Þ) 25 2.750 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.500 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 28 4.000 09/01/31 28
City of Celina Special Assessment Revenue Bonds (Þ) 125 4.125 09/01/39 115
City of Celina Special Assessment Revenue Bonds (µ) 1,955 2.625 09/01/40 1,487
City of Celina Special Assessment Revenue Bonds (Þ) 72 3.500 09/01/41 61
City of Celina Special Assessment Revenue Bonds (Þ) 61 4.250 09/01/41 54
City of Celina Special Assessment Revenue Bonds (Þ) 55 3.375 09/01/42 44
City of Celina Special Assessment Revenue Bonds (Þ) 100 6.250 09/01/42 102
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/43 85
City of Celina Special Assessment Revenue Bonds (Þ) 150 5.125 09/01/44 147
City of Celina Special Assessment Revenue Bonds (Þ) 300 5.500 09/01/45 300
City of Celina Special Assessment Revenue Bonds 100 5.375 09/01/46 99
City of Celina Special Assessment Revenue Bonds (Þ) 131 4.000 09/01/51 106
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/51 80
City of Celina Special Assessment Revenue Bonds (Þ) 90 4.500 09/01/51 75
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/51 93
City of Celina Special Assessment Revenue Bonds (Þ) 255 4.000 09/01/52 201
City of Celina Special Assessment Revenue Bonds 100 5.250 09/01/52 93
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.625 09/01/52 100
City of Celina Special Assessment Revenue Bonds (Þ) 129 5.750 09/01/52 130
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.500 09/01/52 126
City of Celina Special Assessment Revenue Bonds (Þ) 650 6.750 09/01/52 648
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 94
City of Celina Special Assessment Revenue Bonds (Þ) 175 5.500 09/01/53 173
City of Celina Special Assessment Revenue Bonds (Þ) 140 6.000 09/01/53 143
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.125 09/01/53 125
City of Celina Special Assessment Revenue Bonds (Þ) 200 5.500 09/01/54 193
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/54 101
City of Celina Special Assessment Revenue Bonds (Þ) 730 5.625 09/01/55 693
City of Celina Special Assessment Revenue Bonds 100 5.625 09/01/55 97
City of Corpus Christi Special Assessment Revenue Bonds 100 6.125 09/15/44 95
City of Corpus Christi Special Assessment Revenue Bonds 175 6.500 09/15/54 165
City of Crandall Special Assessment Revenue Bonds (Þ) 222 6.125 09/15/32 230
City of Crandall Special Assessment Revenue Bonds (Þ) 240 4.250 09/15/41 217

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.000 09/15/41 96
City of Crandall Special Assessment Revenue Bonds (Þ) 75 5.250 09/15/45 74
City of Crandall Special Assessment Revenue Bonds (Þ) 273 4.500 09/15/51 233
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.250 09/15/51 93
City of Crandall Special Assessment Revenue Bonds (Þ) 500 6.125 09/15/52 515
City of Crandall Special Assessment Revenue Bonds (Þ) 175 6.750 09/15/52 177
City of Crandall Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/55 119
City of Dallas Waterworks and Sewer System Revenue Bonds 1,000 5.000 10/01/44 1,001
City of Dayton Special Assessment Revenue Bonds (Þ) 105 5.250 09/01/52 100
City of Dayton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/52 96
City of Dayton Special Assessment Revenue Bonds (Þ) 150 5.750 09/01/54 152
City of Dayton Special Assessment Revenue Bonds (Þ) 200 6.250 09/01/54 203
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/45 102
City of Decatur Special Assessment Revenue Bonds (Þ) 200 6.875 09/15/54 202
City of Decatur Special Assessment Revenue Bonds (Þ) 100 6.375 09/15/55 96
City of Dorchester Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/44 94
City of Dorchester Special Assessment Revenue Bonds (Þ) 131 7.000 09/15/44 121
City of Dorchester Special Assessment Revenue Bonds (Þ) 150 6.250 09/15/54 139
City of Dorchester Special Assessment Revenue Bonds (Þ) 146 7.250 09/15/54 133
City of Dripping Springs Special Assessment (Þ) 70 5.250 09/01/54 64
City of Eagle Pass Special Assessment Revenue Bonds (Þ) 1,531 7.625 09/01/60 1,601
City of Elmendorf Special Assessment Revenue Bonds (Þ) 272 4.000 09/01/51 209
City of Fate Special Assessment Revenue Bonds (Þ) 100 3.750 08/15/41 85
City of Fate Special Assessment Revenue Bonds (Þ) 110 4.000 08/15/51 86
City of Fate Special Assessment Revenue Bonds (Þ) 105 4.375 08/15/52 88
City of Fate Special Assessment Revenue Bonds (Þ) 225 6.000 08/15/52 230
City of Fate Special Assessment Revenue Bonds (Þ) 100 5.375 08/15/53 95
City of Forney Special Assessment Revenue Bonds (Þ) 627 6.500 09/15/53 661
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 148
City of Friendswood Special Assessment Revenue Bonds 600 7.000 09/15/54 600
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/42 94
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/47 87
City of Granbury Special Assessment Revenue Bonds 150 7.250 09/15/45 148
City of Granbury Special Assessment Revenue Bonds 375 7.500 09/15/55 369
City of Gunter Special Assessment Revenue Bonds 375 5.625 09/15/46 368
City of Gunter Special Assessment Revenue Bonds 170 5.750 09/15/56 162
City of Gunter Special Assessment Revenue Bonds 325 6.000 09/15/56 315
City of Gunter Special Assessment Revenue Bonds (Þ) 160 6.750 09/15/56 158
City of Hackberry Special Assessment Revenue Bonds 100 5.000 09/01/44 97
City of Hackberry Special Assessment Revenue Bonds 145 5.000 09/01/47 130
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.375 09/01/49 172
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 159
City of Houston Airport System Revenue Bonds 420 5.000 07/15/27 426
City of Houston Airport System Revenue Bonds 3,915 5.000 07/15/28 4,008
City of Houston Airport System Revenue Bonds 315 5.000 07/01/29 315
City of Houston Airport System Revenue Bonds 1,000 5.500 07/15/35 1,068
City of Houston Airport System Revenue Bonds 1,225 5.500 07/15/36 1,299
City of Houston Airport System Revenue Bonds 1,400 5.500 07/15/38 1,479
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 527
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 471
City of Houston Hotel Occupancy Tax and Special Revenue Bonds (µ) 1,375 5.500 09/01/58 1,455

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/44 95
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 94
City of Hutto Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 159
City of Hutto Special Assessment Revenue Bonds (Þ) 296 4.000 09/01/56 213
City of Hutto Special Assessment Revenue Bonds (Þ) 170 5.625 09/01/58 170
City of Josephine Special Assessment Revenue Bonds (Þ) 125 5.625 09/15/56 121
City of Josephine Special Assessment Revenue Bonds 152 5.750 09/15/56 149
City of Justin Special Assessment Revenue Bonds (Þ) 255 5.500 09/01/47 256
City of Justin Special Assessment Revenue Bonds (Þ) 802 5.750 09/01/53 811
City of Justin Special Assessment Revenue Bonds (Þ) 100 6.125 09/01/55 102
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.250 09/15/44 117
City of Kaufman Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 101
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/54 114
City of Kyle Special Assessment Revenue Bonds (Þ) 216 4.375 09/01/32 216
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.625 09/01/39 94
City of Kyle Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/41 83
City of Kyle Special Assessment Revenue Bonds 260 5.000 09/01/42 251
City of Kyle Special Assessment Revenue Bonds (Þ) 200 5.250 09/01/43 200
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.750 09/01/44 91
City of Kyle Special Assessment Revenue Bonds 100 5.375 09/01/46 100
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/47 100
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/50 96
City of Kyle Special Assessment Revenue Bonds 100 5.625 09/01/51 100
City of Kyle Special Assessment Revenue Bonds (Þ) 260 5.750 09/01/53 257
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 94
City of Kyle Special Assessment Revenue Bonds 135 5.750 09/01/56 130
City of Lago Vista Special Assessment Revenue Bonds 55 3.750 09/01/42 47
City of Lago Vista Special Assessment Revenue Bonds (Þ) 210 6.000 09/01/54 215
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/39 93
City of Lavon Special Assessment Revenue Bonds (Þ) 136 4.000 09/15/42 119
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/42 91
City of Lavon Special Assessment Revenue Bonds (Þ) 135 4.500 09/15/49 117
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/52 85
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/52 98
City of Lavon Special Assessment Revenue Bonds (Þ) 400 6.125 09/15/52 404
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/54 95
City of Lavon Special Assessment Revenue Bonds 875 5.750 09/15/55 857
City of Lewisville Special Assessment Revenue Bonds (Þ) 125 8.000 09/01/53 130
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/42 85
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/52 80
City of Liberty Special Assessment Revenue Bonds 129 5.875 09/01/56 117
City of Lockhart Special Assessment Revenue Bonds 937 6.125 09/01/56 908
City of Lockhart Special Assessment Revenue Bonds (Þ) 876 7.500 09/01/56 929
City of Lowry Crossing Special Assessment Revenue Bonds (Þ) 740 5.750 09/15/45 756
City of Lowry Crossing Special Assessment Revenue Bonds (Þ) 220 5.500 09/15/55 213
City of Lowry Crossing Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/55 151
City of Lowry Crossing Special Assessment Revenue Bonds 430 5.625 09/15/56 412
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/40 93
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/41 86
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 79
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/51 80

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Manor Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 99
City of Manor Special Assessment Revenue Bonds (Þ) 170 7.000 09/15/55 166
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/41 87
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/44 100
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.375 09/01/44 102
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/51 81
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 5.125 09/01/51 94
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.625 09/01/54 100
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.625 09/01/54 98
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 83
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 29
City of McLendon-Chisholm Special Assessment (µ) 680 3.000 09/15/45 488
City of McLendon-Chisholm Special Assessment 800 5.250 09/15/46 775
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 85
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 40
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 275
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 101
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 148
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 151
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 200
City of Mesquite Special Assessment Revenue Bonds 700 5.625 09/01/55 685
City of Mesquite Special Assessment Revenue Bonds 650 5.750 09/01/55 639
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/31 100
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/51 80
City of Midlothian Special Assessment Revenue Bonds (Þ) 200 5.375 09/15/52 192
City of Midlothian Special Assessment Revenue Bonds (Þ) 102 6.125 09/15/52 105
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 75 6.375 09/01/53 78
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 115 6.125 09/01/55 116
City of New Braunfels Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/41 91
City of New Braunfels Special Assessment Revenue Bonds (Þ) 2,955 4.750 09/01/51 2,537
City of Oak Point Special Assessment Revenue Bonds (Þ) 625 3.125 09/01/41 498
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.125 09/01/48 65
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.500 09/01/48 60
City of Penitas General Obligation Limited 40 5.000 09/01/35 42
City of Penitas General Obligation Limited 100 5.750 09/01/45 107
City of Penitas General Obligation Limited 160 6.000 09/01/55 158
City of Pflugerville Special Assessment Revenue Bonds (Þ) 125 5.375 09/01/55 121
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 198
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 6.125 09/15/45 211
City of Pilot Point Special Assessment Revenue Bonds (Þ) 204 5.625 09/15/52 196
City of Pilot Point Special Assessment Revenue Bonds (Þ) 300 6.000 09/15/52 301
City of Pilot Point Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/52 154
City of Pilot Point Special Assessment Revenue Bonds (Þ) 114 6.500 09/15/52 119
City of Pilot Point Special Assessment Revenue Bonds (Þ) 310 6.375 09/15/55 322
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 7.125 09/15/55 198
City of Plano Special Assessment Revenue Bonds (Þ) 140 8.250 09/15/43 146
City of Plano Special Assessment Revenue Bonds (Þ) 115 7.500 09/15/53 119
City of Plano Special Assessment Revenue Bonds (Þ) 225 8.500 09/15/53 233
City of Princeton Special Assessment Revenue Bonds (Þ) 225 3.750 09/01/40 196
City of Princeton Special Assessment Revenue Bonds (Þ) 125 3.875 09/01/40 110
City of Princeton Special Assessment Revenue Bonds (Þ) 74 5.125 09/01/42 73

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/43 100
City of Princeton Special Assessment Revenue Bonds (Þ) 100 7.000 09/01/43 103
City of Princeton Special Assessment Revenue Bonds (Þ) 50 5.125 09/01/44 50
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/44 99
City of Princeton Special Assessment Revenue Bonds (Þ) 200 5.750 09/01/45 204
City of Princeton Special Assessment Revenue Bonds (Þ) 50 5.200 09/01/46 49
City of Princeton Special Assessment Revenue Bonds (Þ) 130 4.875 09/01/48 122
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/49 98
City of Princeton Special Assessment Revenue Bonds (Þ) 325 4.000 09/01/50 259
City of Princeton Special Assessment Revenue Bonds (Þ) 160 4.125 09/01/50 130
City of Princeton Special Assessment Revenue Bonds (Þ) 185 4.000 09/01/51 147
City of Princeton Special Assessment Revenue Bonds (Þ) 75 4.375 09/01/52 64
City of Princeton Special Assessment Revenue Bonds (Þ) 270 5.250 09/01/52 265
City of Princeton Special Assessment Revenue Bonds (Þ) 125 5.500 09/01/53 124
City of Princeton Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/53 103
City of Princeton Special Assessment Revenue Bonds (Þ) 250 7.000 09/01/53 252
City of Princeton Special Assessment Revenue Bonds (Þ) 150 7.875 09/01/53 152
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 95
City of Princeton Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/54 146
City of Princeton Special Assessment Revenue Bonds (Þ) 200 6.000 09/01/55 201
City of Princeton Special Assessment Revenue Bonds 160 5.625 09/01/56 156
City of Princeton Special Assessment Revenue Bonds (Þ) 355 5.625 09/01/56 344
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 3.375 09/15/41 82
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 79
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 115
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 89
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 85
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 102
City of Royse Special Assessment Revenue Bonds (Þ) 50 5.625 09/15/54 47
City of Royse Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/54 101
City of Royse Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/56 96
City of Sachse Special Assessment Revenue Bonds (Þ) 100 6.875 09/15/42 109
City of Sachse Special Assessment Revenue Bonds (Þ) 150 7.000 09/15/52 161
City of San Antonio Airport System Revenue Bonds (µ) 4,300 5.500 07/01/56 4,497
City of San Marcos Special Assessment Revenue Bonds (Þ) 130 6.000 09/01/48 133
City of Seagoville Special Assessment Revenue Bonds (Þ) 149 6.000 09/15/44 150
City of Seagoville Special Assessment Revenue Bonds (Þ) 200 6.250 09/15/54 201
City of Seagoville Special Assessment Revenue Bonds (Þ) 325 7.000 09/15/54 316
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 137
City of Sinton Special Assessment Revenue Bonds (Þ) 200 5.125 09/01/42 198
City of Sinton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/51 96
City of Terrell Special Assessment Revenue Bonds (Þ) 250 6.250 09/15/55 256
City of Terrell Special Assessment Revenue Bonds (Þ) 560 7.000 09/15/55 570
City of Tomball Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/45 155
City of Tomball Special Assessment Revenue Bonds (Þ) 112 5.750 09/15/52 113
City of Tomball Special Assessment Revenue Bonds (Þ) 199 5.500 09/15/53 190
City of Tomball Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/53 102
City of Tomball Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/55 152
City of Uhland Special Assessment Revenue Bonds (Þ) 750 6.625 09/01/52 791
City of Uhland Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/55 95
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Wharton Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/55 100
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 25 5.000 06/15/34 24
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 50 5.750 06/15/44 48
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 100 6.000 06/15/54 93
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 6.000 08/15/55 1,885
Club Municipal Management District No. 1 Special Assessment (Þ) 100 5.100 09/01/44 100
Club Municipal Management District No. 1 Special Assessment (Þ) 1,047 5.375 09/01/55 1,021
County of Bastrop Special Assessment Revenue Bonds 100 5.250 09/01/44 99
County of Bastrop Special Assessment Revenue Bonds 100 5.500 09/01/54 98
County of Comal Special Assessment Revenue Bonds 1,300 5.000 09/01/46 1,254
County of Denton Special Assessment Revenue Bonds (Þ) 175 5.250 12/31/44 174
County of Denton Special Assessment Revenue Bonds (Þ) 100 5.750 12/31/44 98
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.000 12/31/44 170
County of Denton Special Assessment Revenue Bonds (Þ) 200 5.375 12/31/45 198
County of Denton Special Assessment Revenue Bonds (Þ) 250 5.875 12/31/45 251
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.125 12/31/54 172
County of Denton Special Assessment Revenue Bonds (Þ) 300 6.250 12/31/54 287
County of Denton Special Assessment Revenue Bonds (Þ) 500 6.125 12/31/55 501
County of Harris Toll Road Revenue Bonds 8,000 5.250 08/15/54 8,320
County of Hays Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 200
County of Medina Special Assessment Revenue Bonds (Þ) 178 5.650 09/01/56 168
County of Montgomery Special Assessment 100 5.250 09/15/45 98
County of Montgomery Special Assessment 100 5.375 09/15/54 93
County of Montgomery Special Assessment 250 5.500 09/15/54 239
County of Montgomery Special Assessment 101 5.750 09/15/56 97
Crandall Economic Development Corp. Revenue Bonds (µ) 100 5.000 08/15/50 101
East Waller County Management District Special Assessment (Þ) 300 6.250 09/15/55 307
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 94
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 88
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 5.850 10/01/47 1,046
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,626
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(Ê) 150 3.000 07/01/56 150
Hickory Tree Community Development District Special Assessment 150 5.450 05/01/55 144
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 111
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 108
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 108
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 101
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 100
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 98
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 895
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 89
Karis Municipal Management District of Tarrant County Special Assessment 70 5.250 12/01/53 67
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 151
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 282
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 20
Lake Houston Redevelopment Authority Revenue Bonds 1,665 3.000 09/01/44 1,167

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 34
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 269
Mission Economic Development Corp. Revenue Bonds (Þ) 1,125 4.625 10/01/31 1,125
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 42
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 71
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 35
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 294
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 4.250 10/01/30 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.250 07/01/32 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 96
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 340 5.000 07/01/40 274
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 919
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 247
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 6.750 07/01/44 104
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 1,000 5.000 04/01/46 1,000
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 850 4.000 08/15/46 673
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,250 4.000 08/15/51 932
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,065 5.750 07/15/52 1,065
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 50 7.125 07/01/56 52
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 788
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 5,000 5.500 01/01/57 4,638
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 7.000 01/01/57 615
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 251
New Hope Higher Education Finance Corp. Revenue Bonds 1,000 5.000 03/15/55 1,017
Newark Higher Education Finance Corp. Revenue Bonds 680 6.000 08/15/56 644
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 100 4.000 09/15/41 89
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,601
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,016
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 80
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 237
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 884
Port Freeport Revenue Bonds 100 5.000 06/01/40 100
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 600 4.100 01/01/28 552
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 796
South Manvel Development Authority Tax Allocation 140 4.500 04/01/39 137
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 124
State of Texas General Obligation Unlimited 180 5.000 08/01/41 180
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 206
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 682
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,040
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 7,500 5.000 06/30/58 7,253
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,850 5.500 12/31/58 1,894
Town of Hickory Creek Special Assessment Revenue Bonds 200 3.875 09/01/37 184
Town of Little Elm Special Assessment Revenue Bonds (Þ) 727 5.750 09/01/38 739
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/42 86
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/51 81
Town of Little Elm Special Assessment Revenue Bonds (Þ) 750 6.875 09/01/52 791
Town of Providence Village Special Assessment Revenue Bonds (Þ) 76 5.350 09/01/45 76
Town of Providence Village Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/55 94
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 99
Travis County Development Authority Special Assessment (Þ) 100 5.125 09/01/54 96

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Travis County Development Authority Special Assessment (Þ) 1,889 5.625 09/01/55 1,808
Travis County Healthcare District General Obligation Limited 5,000 5.250 03/01/55 5,183
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 93
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 44
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 42
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 41
Village of Salado Special Assessment Revenue Bonds (Þ) 100 6.500 09/01/54 99
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 22
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 25
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 351
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 38
Weatherford College of the Parker County Junior College District Revenue Bonds 8,140 5.000 08/01/55 8,229
Westside 211 Special Improvement District General Obligation Limited 600 3.000 08/15/51 361
152,239
Utah - 3.0%
Arrowhead Springs Public Infrastructure District Special Assessment (Þ) 275 5.625 12/01/54 266
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Þ) 334 9.750 12/01/39 258
Black Desert Public Infrastructure District General Obligation Limited (Þ) 2,000 4.000 03/01/51 1,625
Black Desert Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 7.375 09/15/51 453
Black Desert Public Infrastructure District Special Assessment (Þ) 2,533 5.625 12/01/53 2,554
City of Salt Lake Airport Revenue Bonds 815 5.250 07/01/48 833
City of Salt Lake Airport Revenue Bonds 2,240 5.500 07/01/53 2,321
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 112 5.500 06/01/41 113
Desert Edge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.750 03/01/55 412
Downtown Revitalization Public Infrastructure District Revenue Bonds (~)(Ê)(Þ) 841 5.000 07/15/35 842
Firefly Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.625 03/01/54 508
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 478 5.625 12/01/43 480
High Star Ranch Infrastructure Financing District Special Assessment Revenue Bonds
(Þ) 1,000 6.250 12/01/55 1,003
Jordanelle Ridge Public Infrastructure District No. 3 General Obligation Limited 500 1.000 03/01/32 356
Jordanelle Ridge Public Infrastructure District No. 3 General Obligation Limited 1,100 5.875 03/01/57 1,094
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 602
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 550 6.750 06/01/55 484
Mida Cormont Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 8.500 06/15/55 516
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,220
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 939
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.125 06/15/54 490
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 6.000 06/15/54 511
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 3,500 5.500 06/01/55 3,477
Military Installation Development Authority Revenue Bonds 1,775 4.000 06/01/52 1,460
Northpoint Infrastructure Financing District Special Assessment (Þ) 300 6.625 12/01/55 292
NWQ Public Infrastructure District General Obligation Limited (Þ) 1,375 6.125 03/01/56 1,389
Olympia Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.375 03/01/55 509
Olympia Public Infrastructure District No. 1 Revenue Bonds (~)(Ê)(Þ) 500 5.125 12/01/29 504
Panorama Public Infrastructure District No. 1 General Obligation Limited (Þ) 2,835 6.250 03/01/55 2,775
Panorama Public Infrastructure District No. 1 Special Assessment (Þ) 750 6.200 12/01/55 740
Pine View Public Infrastructure District No. 2 Special Assessment (Þ) 1,000 6.250 12/01/55 1,004
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 382
Resort Core Public Infrastructure District No. 1 General Obligation Limited 2,090 1.000 03/01/31 1,601
Resort Core Public Infrastructure District No. 1 General Obligation Limited 2,100 5.875 03/01/57 2,117
Resort Core Public Infrastructure District No. 1 General Obligation Limited (~)(Ê) 1,000 8.250 03/15/57 1,018

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Skyfall Infrastructure Financing District Special Assessment (Þ) 12,125 7.000 12/01/55 12,018
South Salt Lake Redevelopment Agency Tax Allocation (Þ) 565 6.250 04/15/46 570
Tech Ridge Public Infrastructure District Special Assessment (Þ) 1,500 6.250 12/01/54 1,535
UIPA Crossroads Public Infrastructure District Tax Allocation (Þ) 1,000 4.125 06/01/41 937
Utah City West Public Infrastructure District No. 1 Special Assessment (Þ) 1,775 5.875 12/01/55 1,782
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 960
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,020
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 787
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,170
Utah State Charter School Finance Authority Revenue Bonds (Þ) 310 4.000 06/15/31 294
Utah State Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 726
Utah State Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,034
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 136
Utah State Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 459
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 275
Utah State Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 282
Verk Industrial Regional Public Infrastructure District Tax Allocation (Þ) 2,000 6.625 09/01/47 2,082
Wolf Creek Infrastructure Financing District No. 1 Special Assessment 696 5.750 12/01/44 729
Wood Ranch Public Infrastructure District Special Assessment (Þ) 1,475 5.875 12/01/55 1,478
64,422
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 200 4.375 06/01/52 200
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 176
Vermont Educational and Health Buildings Financing Agency Revenue Bonds 450 5.000 10/01/42 379
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 244
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 875 5.250 10/01/52 693
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,412
3,104
Virgin Islands - 0.3%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/28 769
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,767
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 1,125 5.000 10/01/39 1,142
Virgin Islands Public Finance Authority Revenue Bonds 1,530 5.000 10/01/32 1,511
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 442
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 350 6.000 04/01/53 355
6,986
Virginia - 1.1%
Chesterfield County Health Center Commission Revenue Bonds 660 6.000 07/01/48 682
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,182
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 180
Farmville Industrial Development Authority Revenue Bonds 400 5.000 01/01/55 350
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 34
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 48
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 33
Salem Economic Development Authority Revenue Bonds 100 6.000 04/01/55 105
Tobacco Settlement Financing Corp. Revenue Bonds 675 5.200 06/01/46 570
Tobacco Settlement Financing Corp. Revenue Bonds 3,255 6.706 06/01/46 2,345
Tobacco Settlement Financing Corp. Revenue Bonds 14,450
Zero
coupon 06/01/47 3,091
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 102
Virginia Beach Development Authority Revenue Bonds 375 7.000 09/01/53 406
Virginia Beach Development Authority Revenue Bonds 800 7.000 09/01/59 863

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 77
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 63
Virginia College Building Authority Revenue Bonds 250 6.000 06/01/55 261
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,041
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,643
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 1,001
Virginia Small Business Financing Authority Revenue Bonds 1,700 5.000 12/31/52 1,666
Virginia Small Business Financing Authority Revenue Bonds 3,575 5.000 12/31/56 3,488
24,231
Washington - 1.6%
County of King General Obligation Limited 425 5.000 12/01/53 437
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 991
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,544
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,066
Washington Economic Development Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.875 12/01/45 1,004
Washington Health Care Facilities Authority Revenue Bonds 490 5.000 08/15/45 490
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 841
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 69
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 1,973
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,807
Washington State Convention Center Public Facilities District Revenue Bonds 1,250 5.000 07/01/48 1,260
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,794
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,192
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,355
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 2,018
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 177
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,226
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 164
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 137
Washington State Housing Finance Commission Revenue Bonds (Þ) 4,000 5.500 07/01/50 3,861
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 176
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,800 5.250 07/01/55 1,818
Washington State Housing Finance Commission Revenue Bonds 700 6.250 01/01/56 716
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,160 5.750 07/01/60 1,134
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 6.000 07/01/60 151
Washington State Housing Finance Commission Revenue Bonds 810 6.250 01/01/61 824
Washington State Housing Finance Commission Revenue Bonds (Þ) 500 7.000 07/01/64 505
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,449
35,179
West Virginia - 0.3%
City of Huntington Tax Allocation Revenue Bonds 605 5.000 06/01/39 592
City of Huntington Tax Allocation Revenue Bonds 75 5.500 06/01/49 73
City of Huntington Tax Allocation Revenue Bonds 75 5.625 05/01/50 75
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 155
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 158
City of South Charleston Revenue Bonds (Þ) 1,000 4.500 06/01/50 751
County of Monongalia Tax Allocation (Þ) 90 5.750 06/01/43 94
County of Monongalia Tax Allocation (Þ) 130 6.000 06/01/53 135
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,115 4.125 06/01/43 977
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 975 4.875 06/01/43 948
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 935 8.000 06/01/53 193
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 650 4.625 04/15/55 666

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 875
West Virginia Hospital Finance Authority Revenue Bonds 1,725 4.125 01/01/47 1,414
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 304
7,410
Wisconsin - 4.2%
Public Finance Authority Revenue Bonds (ae)(Þ) 1,615 7.125 08/12/26 1,664
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,675
Public Finance Authority Revenue Bonds 535 5.250 07/01/28 535
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,039
Public Finance Authority Revenue Bonds (Þ) 10 4.000 06/15/29 10
Public Finance Authority Revenue Bonds (Þ) 25 4.000 07/01/30 24
Public Finance Authority Revenue Bonds (Þ) 135 5.000 07/15/30 135
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 100
Public Finance Authority Revenue Bonds (Þ) 296
Zero
coupon 12/15/30 229
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 3,825 6.750 08/01/31 2,754
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 689
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 723
Public Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/15/32 336
Public Finance Authority Revenue Bonds (Þ) 419 5.375 12/15/32 416
Public Finance Authority Revenue Bonds (Þ) 408 5.500 12/15/32 404
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 67
Public Finance Authority Revenue Bonds (Þ) 1,115
Zero
coupon 12/15/34 677
Public Finance Authority Revenue Bonds 100 5.000 06/15/35 106
Public Finance Authority Revenue Bonds (Þ) 85 5.000 12/01/35 83
Public Finance Authority Revenue Bonds (Þ) 175 7.500 11/01/36 170
Public Finance Authority Revenue Bonds (Þ) 1,000
Zero
coupon 12/15/36 513
Public Finance Authority Revenue Bonds (Þ) 417 5.000 12/15/36 410
Public Finance Authority Revenue Bonds (Þ) 225 7.750 02/01/37 218
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 632
Public Finance Authority Revenue Bonds (Þ) 633
Zero
coupon 12/15/37 337
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,735
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 501
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 153
Public Finance Authority Revenue Bonds (Þ) 4,255
Zero
coupon 12/15/39 1,679
Public Finance Authority Revenue Bonds (Þ) 1,800 4.750 06/01/40 1,733
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 48
Public Finance Authority Revenue Bonds (Þ) 2,250
Zero
coupon 12/15/40 765
Public Finance Authority Revenue Bonds (Þ) 1,180 5.000 06/01/41 1,144
Public Finance Authority Revenue Bonds (Þ) 580 5.000 01/01/42 528
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 87
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 747
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 500
Public Finance Authority Revenue Bonds 1,010 5.000 06/15/44 1,018
Public Finance Authority Revenue Bonds (Þ) 350 5.500 12/01/44 346
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 69
Public Finance Authority Revenue Bonds (Þ) 525 5.250 03/01/45 497
Public Finance Authority Revenue Bonds (Þ) 1,250 6.500 06/01/45 1,145

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 600 5.250 06/15/45 625
Public Finance Authority Revenue Bonds 800 5.500 06/15/45 848
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 737
Public Finance Authority Revenue Bonds (Þ) 225 6.000 12/01/45 231
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 102
Public Finance Authority Revenue Bonds (Þ) 970 5.375 06/01/46 957
Public Finance Authority Revenue Bonds (Þ) 200 6.750 06/01/46 197
Public Finance Authority Revenue Bonds (Þ) 100 6.250 09/01/46 101
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 329
Public Finance Authority Revenue Bonds 2,635 5.000 06/01/49 2,454
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 125
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,589
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 70
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 72
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 42
Public Finance Authority Revenue Bonds (Þ) 485 6.000 12/01/50 488
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 532
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 76
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 847
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,460
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,637
Public Finance Authority Revenue Bonds (Þ) 650 5.750 02/01/52 656
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,255
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 86
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 146
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 166
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 420
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 716
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 51
Public Finance Authority Revenue Bonds (Þ) 270 4.500 07/15/53 222
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 66
Public Finance Authority Revenue Bonds 130 5.250 06/15/54 125
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 5.875 10/01/54 578
Public Finance Authority Revenue Bonds (Þ) 500 5.750 12/01/54 473
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 400
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 593
Public Finance Authority Revenue Bonds 75 5.500 06/15/55 77
Public Finance Authority Revenue Bonds 100 5.750 06/15/55 104
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 53
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 106
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 967
Public Finance Authority Revenue Bonds (Þ) 700 6.000 12/01/55 694
Public Finance Authority Revenue Bonds (Þ) 100 6.500 12/01/55 102
Public Finance Authority Revenue Bonds (Þ) 110 6.000 12/15/55 112
Public Finance Authority Revenue Bonds (Þ) 275 5.700 02/01/56 265
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,805
Public Finance Authority Revenue Bonds (Þ) 2,550 4.500 06/01/56 1,983
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 729
Public Finance Authority Revenue Bonds (Þ) 625 6.375 07/01/56 616
Public Finance Authority Revenue Bonds (Þ) 640 5.500 07/15/56 609
Public Finance Authority Revenue Bonds (Þ) 425 6.000 10/01/56 418

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 216
Public Finance Authority Revenue Bonds (Þ) 600 5.000 06/15/57 503
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 137
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 99
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 51
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 64
Public Finance Authority Revenue Bonds 4,625 5.750 06/30/60 4,792
Public Finance Authority Revenue Bonds (Þ) 125 6.125 12/15/60 127
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 71
Public Finance Authority Revenue Bonds (Þ) 500 7.000 06/01/61 486
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 204
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 516
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 92
Public Finance Authority Revenue Bonds (Þ) 550 5.500 07/15/61 515
Public Finance Authority Revenue Bonds (Þ) 2,175 6.000 02/01/62 2,207
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 156
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 124
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 287
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 900 0.559 07/01/62 734
Public Finance Authority Revenue Bonds 3,108 5.750 07/01/62 3,172
Public Finance Authority Revenue Bonds (Þ) 100 7.000 06/15/65 99
Public Finance Authority Revenue Bonds 1,725 5.750 12/31/65 1,779
Public Finance Authority Revenue Bonds 7,420 6.500 12/31/65 8,132
Public Finance Authority Tax Allocation 125 5.000 08/01/39 123
Public Finance Authority Tax Allocation (Þ) 1,250 5.000 06/01/41 1,262
Public Finance Authority Tax Allocation (~)(Ê)(Þ) 625 8.000 06/15/42 631
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Þ) 500 6.500 11/01/36 508
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 795
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 5.000 02/15/46 50
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,155
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 33
Wisconsin Health and Educational Facilities Authority Revenue Bonds 800 5.500 02/15/54 831
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 254
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,500 5.500 06/01/55 1,476
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 31
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,250 5.125 04/01/57 1,062
Wisconsin Health and Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 405
Wisconsin Health and Educational Facilities Authority Revenue Bonds 425 6.625 07/01/60 437
90,369
Total Municipal Bonds
(cost $2,119,597) 2,041,931
Short-Term Investments - 5.7%
U.S. Cash Management Fund (@) 123,999,379 (∞) 123,974
Total Short-Term Investments
(cost $123,968) 123,974
Total Investments - 99.6%
(identified cost $2,243,565) 2,165,905
Other Assets and Liabilities, Net - 0.4%
8,116
Net Assets - 100.0%
2,174,021

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 319
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
24.8%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 700,000 101.59 711
667
Allentown Commercial and Industrial Development Authority Revenue
Bonds 02/18/26 500,000 86.01 430
408
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 1,450,000 99.54 1,443
1,432
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 104.32 1,043
1,014
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 790,000 100.39 794
801
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 840,000 100.49 843
869
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 660,000 99.52 659
675
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/20/24 630,000 102.83 648
661
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/27/25 100,000 106.21 106
107
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101.28 633
630
American Samoa Economic Development Authority Revenue Bonds 11/19/25 850,000 99.04 842
848
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 125,000 100.15 125
123
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 100,000 99.65 100
101
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,215,000 106.30 1,292
1,230
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.18 215
157
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.50 78
64
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 108.87 33
22
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.30 33
22
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.37 98
94
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.39 98
94
Arizona Industrial Development Authority Revenue Bonds 12/04/24 1,275,000 100.95 1,287
1,318
Arizona Industrial Development Authority Revenue Bonds 12/04/24 1,750,000 100.99 1,767
1,827
Arizona Industrial Development Authority Revenue Bonds 12/19/25 900,000 100.00 900
905
Arizona Industrial Development Authority Revenue Bonds 03/19/26 400,000 101.32 405
405
Arizona Industrial Development Authority Revenue Bonds 05/29/26 1,200,000 96.76 1,161
1,127
Arizona Industrial Development Authority Revenue Bonds 06/11/26 100,000 96.45 96
94
Arizona Industrial Development Authority Revenue Bonds 06/11/26 345,000 98.52 340
334
Arizona Industrial Development Authority Revenue Bonds 06/18/26 425,000 100.00 425
423
Arkansas Development Finance Authority Revenue Bonds 03/19/26 7,430,000 100.00 7,430
7,377
Arkansas Development Finance Authority Revenue Bonds 03/27/26 225,000 97.89 220
226
Arkansas Development Finance Authority Revenue Bonds 03/27/26 310,000 98.37 305
309
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.44 517
484
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.20 97
86
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.51 97
86
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 98.87 99
88
Arlington Higher Education Finance Corp. Revenue Bonds 02/20/26 660,000 96.60 638
608
Arlington Higher Education Finance Corp. Revenue Bonds 02/20/26 1,300,000 96.72 1,257
1,205
Arrowhead Springs Public Infrastructure District Special Assessment 02/13/25 275,000 100.00 275
266
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.83 1,378
1,114
Atlanta Development Authority (The) Revenue Bonds 08/22/24 3,200,000 88.73 2,840
2,931
Atlanta Development Authority (The) Revenue Bonds 10/16/25 3,540,000 100.35 3,552
3,620
Atlanta Development Authority (The) Tax Allocation 08/22/24 1,125,000 100.00 1,125
1,130
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.98 2,896
2,718
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,386
Avenir Community Development District Special Assessment 03/19/24 255,000 100.23 256
255
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
89
Avimor Community Infrastructure District No. 1 Special Assessment 05/22/24 122,000 100.00 122
125
Babcock Ranch Community Independent Special District Special Assessment 12/14/18 490,000 99.04 485
490
Baldwin County Industrial Development Authority Revenue Bonds 06/06/25 1,250,000 100.00 1,250
1,266
Baldwin County Industrial Development Authority Revenue Bonds 09/12/25 1,000,000 100.00 1,000
1,010
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
411
Bartlett Industrial Development Board Tax Allocation 03/24/26 300,000 100.00 300
302
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
91
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 334,164 100.00 334
258
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
453

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 2,000,000 92.00 1,840
1,625
Black Desert Public Infrastructure District Special Assessment 05/09/24 2,533,218 98.16 2,462
2,554
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 609,290 97.97 597
1
Brightwater Community Development District Special Assessment 11/06/24 50,000 100.00 50
51
Brightwater Community Development District Special Assessment 11/06/24 125,000 100.00 125
125
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.72 309
287
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105.69 106
73
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
94
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
144
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
170
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.87 151
147
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.62 508
509
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.78 99
85
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.38 97
90
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 99.02 99
92
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 98.51 99
92
Build NYC Resource Corp. Revenue Bonds 05/23/25 500,000 100.00 500
486
Build NYC Resource Corp. Revenue Bonds 02/06/26 775,000 98.28 762
778
Build NYC Resource Corp. Revenue Bonds 02/06/26 750,000 99.61 747
757
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.64 464
316
California Community Housing Agency Revenue Bonds 05/03/22 3,095,000 87.03 2,658
2,398
California Community Housing Agency Revenue Bonds 08/30/22 200,000 76.51 153
158
California Community Housing Agency Revenue Bonds 03/01/23 175,000 66.08 116
119
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.78 841
842
California Enterprise Development Authority Revenue Bonds 10/18/24 250,000 102.11 255
231
California Infrastructure and Economic Development Bank Revenue Bonds 08/13/20 685,000 100.26 687
632
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.55 995
1,000
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.33 65
57
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.11 99
90
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.35 63
58
California Municipal Finance Authority Revenue Bonds 01/16/25 275,000 99.24 273
268
California Municipal Finance Authority Revenue Bonds 01/16/25 125,000 99.54 124
123
California Municipal Finance Authority Revenue Bonds 05/08/25 775,000 100.00 775
779
California Municipal Finance Authority Revenue Bonds 05/16/25 250,000 62.72 157
162
California Municipal Finance Authority Revenue Bonds 04/24/26 300,000 95.10 285
314
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.44 2,552
2,605
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.21 253
260
California Pollution Control Financing Authority Revenue Bonds 11/17/23 500,000 104.80 524
521
California Public Finance Authority Revenue Bonds 01/26/21 600,000 112.71 676
615
California Public Finance Authority Revenue Bonds 11/05/25 1,000,000 97.48 975
958
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.17 531
494
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 104.98 1,050
997
California School Finance Authority Revenue Bonds 10/22/20 600,000 103.93 624
530
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.03 158
136
California School Finance Authority Revenue Bonds 10/30/20 60,000 98.04 59
51
California School Finance Authority Revenue Bonds 04/19/21 100,000 108.95 109
82
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 109.64 1,206
932
California School Finance Authority Revenue Bonds 06/18/21 100,000 106.20 106
59
California School Finance Authority Revenue Bonds 06/18/21 280,000 64.54 181
173
California School Finance Authority Revenue Bonds 03/11/22 250,000 98.02 245
178
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.61 320
275
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.52 256
226
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.73 1,027
982
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.22 251
227
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.41 172
160
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
388
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.15 250
242
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.23 251
242
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.26 251
244
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.09 490
504
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.56 961
983
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 64.74 647
755
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.77
123
117
California School Finance Authority Revenue Bonds 05/22/24 375,000 98.35 371
324
California School Finance Authority Revenue Bonds 03/17/26 250,000 96.94 242
237
California School Finance Authority Revenue Bonds 03/17/26 250,000 98.98 247
243
California School Finance Authority Revenue Bonds 04/02/26 300,000 102.67 308
307
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 104.42 209
202

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 321
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.24 1,072
1,003
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.25 208
200
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 109.94 110
95
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.68 399
400
California Statewide Communities Development Authority Revenue Bonds 10/30/24 475,000 96.37 458
443
California Statewide Communities Development Authority Revenue Bonds 11/18/25 980,000 100.02 980
968
California Statewide Communities Development Authority Revenue Bonds 01/20/26 450,000 100.07 450
444
California Statewide Communities Development Authority Revenue Bonds 04/24/26 375,000 97.90 367
375
California Statewide Communities Development Authority Revenue Bonds 06/25/26 225,000 98.23 221
218
California Statewide Communities Development Authority Revenue Bonds 07/10/26 125,000 100.00 125
123
California Statewide Communities Development Authority Revenue Bonds 07/10/26 150,000 100.00 150
152
California Statewide Communities Development Authority Revenue Bonds 07/10/26 1,050,000 99.38 1,043
1,046
Cape Girardeau County Industrial Development Authority Tax Allocation 09/25/24 500,000 97.96 490
477
Capital Projects Finance Authority Revenue Bonds 04/24/24 100,000 100.00 100
99
Capital Projects Finance Authority Revenue Bonds 12/06/24 155,000 100.22 155
125
Capital Projects Finance Authority Revenue Bonds 12/06/24 2,295,000 100.50 2,307
1,917
Capital Projects Finance Authority Revenue Bonds 12/06/24 125,000 99.37 124
100
Capital Projects Finance Authority Revenue Bonds 07/25/25 1,250,000 98.39 1,230
1,253
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 105.74 1,327
945
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 1,855,000 100.00 1,855
1,759
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.03 107
71
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.63 108
74
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
427
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
404
Capital Trust Authority Revenue Bonds 09/27/24 900,000 100.00 900
1,123
Capital Trust Authority Revenue Bonds 11/25/24 350,000 100.95 353
352
Capital Trust Authority Revenue Bonds 04/03/25 200,000 97.32 195
186
Capital Trust Authority Revenue Bonds 04/03/25 100,000 97.73 98
95
Capital Trust Authority Revenue Bonds 07/14/25 1,100,000 96.67 1,064
1,068
Capital Trust Authority Revenue Bonds 09/04/25 2,100,000 98.27 2,064
2,119
Capital Trust Authority Revenue Bonds 12/10/25 1,000,000 99.52 995
955
Capital Trust Authority Revenue Bonds 02/26/26 1,500,000 92.07 1,381
1,322
Capital Trust Authority Revenue Bonds 06/24/26 150,000 99.41 149
149
Cedar Crossings Community Development District Special Assessment 03/03/25 100,000 99.56 100
94
Chapel Creek Community Development District Special Assessment 05/27/21 30,000 100.00 30
25
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 103.36 46
36
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 195,000 99.23 193
195
Charlotte County Industrial Development Authority Revenue Bonds 06/17/22 2,000,000 76.99 1,540
1,590
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
234
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,065,000 94.50 1,006
870
Chester County Industrial Development Authority Revenue Bonds 10/18/24 800,000 98.02 784
681
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.34 1,400
1,524
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 05/07/21 100,000 109.99 110
83
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 11/17/23 275,000 97.05 267
284
City of Alvarado Special Assessment Revenue Bonds 05/20/25 100,000 100.00 100
101
City of Anna Special Assessment Revenue Bonds 12/14/22 175,000 100.00 175
176
City of Anna Special Assessment Revenue Bonds 09/13/23 125,000 99.39 124
127
City of Anna Special Assessment Revenue Bonds 10/11/23 200,000 98.56 197
217
City of Anna Special Assessment Revenue Bonds 07/10/24 100,000 100.00 100
101
City of Anna Special Assessment Revenue Bonds 02/25/26 650,000 100.00 650
624
City of Anna Special Assessment Revenue Bonds 05/27/26 100,000 99.30 99
98
City of Aubrey Special Assessment 09/23/22 183,000 99.43 182
189
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
123
City of Aubrey Special Assessment 08/25/23 125,000 99.33 124
127
City of Aubrey Special Assessment 02/28/25 260,000 99.49 259
251
City of Austin Special Assessment Revenue Bonds 12/14/18 205,000 100.00 205
208
City of Austin Special Assessment Revenue Bonds 12/01/22 100,000 99.32 99
100
City of Austin Special Assessment Revenue Bonds 11/22/24 100,000 99.56 100
96
City of Balch Springs Special Assessment Revenue Bonds 04/29/25 125,000 99.38 124
126
City of Baltimore Revenue Bonds 12/11/25 1,225,000 97.67 1,196
1,121
City of Baltimore Tax Allocation 10/03/19 100,000 100.00 100
84
City of Baltimore Tax Allocation 10/03/19 100,000 100.12 100
90
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 122,000 100.00 122
117
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 99,000 100.00 99
99
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 100,000 100.00 100
99
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
102
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 100.00 500
490
City of Buda Special Assessment Revenue Bonds 01/22/25 250,000 99.05 248
241
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 99.12 496
479
City of Burbank Illinois Education Facility Revenue Bonds 01/28/26 2,105,000 100.88 2,123
2,124
City of Celina Special Assessment Revenue Bonds 09/11/19 125,000 100.00 125
115
City of Celina Special Assessment Revenue Bonds 11/10/21 72,000 100.00 72
61
City of Celina Special Assessment Revenue Bonds 11/10/21 61,000 100.00 61
54
City of Celina Special Assessment Revenue Bonds 11/10/21 28,000 100.00 28
28
City of Celina Special Assessment Revenue Bonds 11/10/21 90,000 100.00 90
75
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 131,000 98.87 130
106
City of Celina Special Assessment Revenue Bonds 12/15/21 255,000 99.34 253
201
City of Celina Special Assessment Revenue Bonds 12/15/21 55,000 99.44 55
44
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
85
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
80
City of Celina Special Assessment Revenue Bonds 04/13/22 100,000 100.00 100
93
City of Celina Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
100
City of Celina Special Assessment Revenue Bonds 02/15/23 650,000 100.00 650
648
City of Celina Special Assessment Revenue Bonds 03/15/23 125,000 100.00 125
126
City of Celina Special Assessment Revenue Bonds 03/15/23 100,000 100.00 100
102
City of Celina Special Assessment Revenue Bonds 03/15/23 129,000 100.00 129
130
City of Celina Special Assessment Revenue Bonds 04/12/23 175,000 100.00 175
173
City of Celina Special Assessment Revenue Bonds 06/14/23 125,000 100.00 125
125
City of Celina Special Assessment Revenue Bonds 07/12/23 140,000 100.00 140
143
City of Celina Special Assessment Revenue Bonds 04/10/24 100,000 99.58 100
101
City of Celina Special Assessment Revenue Bonds 11/13/24 200,000 100.00 200
193
City of Celina Special Assessment Revenue Bonds 11/13/24 150,000 99.12 149
147
City of Celina Special Assessment Revenue Bonds 11/13/24 100,000 99.64 100
94
City of Celina Special Assessment Revenue Bonds 01/15/25 300,000 100.00 300
300
City of Celina Special Assessment Revenue Bonds 01/15/25 730,000 99.17 723
693
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
93
City of Crandall Special Assessment Revenue Bonds 06/08/21 273,000 93.00 254
233
City of Crandall Special Assessment Revenue Bonds 06/08/21 240,000 93.69 225
217
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 99.36 99
96
City of Crandall Special Assessment Revenue Bonds 10/18/22 500,000 100.00 500
515
City of Crandall Special Assessment Revenue Bonds 10/18/22 175,000 100.00 175
177
City of Crandall Special Assessment Revenue Bonds 10/18/22 222,000 100.00 222
230
City of Crandall Special Assessment Revenue Bonds 02/19/25 125,000 100.00 125
119
City of Crandall Special Assessment Revenue Bonds 02/19/25 75,000 99.17 74
74
City of Dayton Special Assessment Revenue Bonds 04/19/22 100,000 100.00 100
96
City of Dayton Special Assessment Revenue Bonds 04/19/22 105,000 100.00 105
100
City of Dayton Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
203
City of Dayton Special Assessment Revenue Bonds 03/19/24 150,000 99.30 149
152
City of Decatur Special Assessment Revenue Bonds 11/28/23 200,000 100.00 200
202
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.18 99
102
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.28 99
96
City of Dorchester Special Assessment Revenue Bonds 09/10/24 150,000 99.34 149
139
City of Dorchester Special Assessment Revenue Bonds 09/10/24 146,000 99.40 145
133
City of Dorchester Special Assessment Revenue Bonds 09/10/24 100,000 99.78 100
94
City of Dorchester Special Assessment Revenue Bonds 09/10/24 131,000 99.79 131
121
City of Dripping Springs Special Assessment 09/18/24 70,000 99.27 69
64
City of Eagan Revenue Bonds 02/06/25 100,000 99.13 99
100
City of Eagan Revenue Bonds 02/06/25 335,000 99.39 333
325
City of Eagan Revenue Bonds 02/06/25 515,000 99.40 512
500
City of Eagle Pass Special Assessment Revenue Bonds 03/04/26 1,531,000 97.04 1,486
1,601
City of Elmendorf Special Assessment Revenue Bonds 08/20/21 272,000 87.62 238
209
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 101.80 300
296
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 101.80 1,802
1,643
City of Fate Special Assessment Revenue Bonds 10/19/21 110,000 100.51 111
86
City of Fate Special Assessment Revenue Bonds 10/19/21 100,000 99.43 99
85
City of Fate Special Assessment Revenue Bonds 04/05/22 105,000 100.00 105
88
City of Fate Special Assessment Revenue Bonds 09/07/22 225,000 100.00 225
230
City of Fate Special Assessment Revenue Bonds 05/02/23 100,000 99.08 99
95
City of Forney Special Assessment Revenue Bonds 06/27/23 627,000 96.90 608
661
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
148
City of Garden Revenue Bonds 09/10/25 200,000 99.40 199
202

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 323
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
87
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
94
City of Goshen Revenue Bonds 08/06/21 995,000 100.00 995
855
City of Gunter Special Assessment Revenue Bonds 07/17/26 160,000 100.00 160
158
City of Haslet Special Assessment Revenue Bonds 07/30/20 200,000 105.04 210
172
City of Haslet Special Assessment Revenue Bonds 10/19/21 200,000 98.89 198
159
City of Henderson Revenue Bonds 03/25/22 1,350,000 96.51 1,280
1,310
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
95
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 99.50 99
94
City of Hutto Special Assessment Revenue Bonds 04/05/21 296,000 99.89 296
213
City of Hutto Special Assessment Revenue Bonds 10/22/21 200,000 99.05 198
159
City of Hutto Special Assessment Revenue Bonds 07/07/23 170,000 99.63 169
170
City of Josephine Special Assessment Revenue Bonds 04/14/26 125,000 98.92 124
121
City of Justin Special Assessment Revenue Bonds 03/27/18 255,000 100.00 255
256
City of Justin Special Assessment Revenue Bonds 04/01/24 802,000 99.31 796
811
City of Justin Special Assessment Revenue Bonds 08/29/25 100,000 100.00 100
102
City of Kaufman Special Assessment Revenue Bonds 11/22/22 100,000 101.04 101
101
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
117
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
114
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
94
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
91
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
83
City of Kyle Special Assessment Revenue Bonds 03/23/22 216,000 100.00 216
216
City of Kyle Special Assessment Revenue Bonds 01/18/23 100,000 100.00 100
100
City of Kyle Special Assessment Revenue Bonds 01/18/23 200,000 99.44 199
200
City of Kyle Special Assessment Revenue Bonds 06/21/23 260,000 100.00 260
257
City of Kyle Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
94
City of Kyle Special Assessment Revenue Bonds 02/05/25 100,000 99.00 99
96
City of Lago Vista Special Assessment Revenue Bonds 01/05/24 210,000 100.00 210
215
City of Lake Helen Florida Revenue Bonds 01/23/26 700,000 99.64 697
670
City of Lavon Special Assessment Revenue Bonds 08/21/19 135,000 104.09 141
117
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.50 99
93
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
85
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
91
City of Lavon Special Assessment Revenue Bonds 02/02/22 136,000 99.18 135
119
City of Lavon Special Assessment Revenue Bonds 11/16/22 400,000 100.00 400
404
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
98
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
95
City of Lewisville Special Assessment Revenue Bonds 10/03/23 125,000 100.00 125
130
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
80
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
85
City of Lockhart Special Assessment Revenue Bonds 03/04/26 876,000 100.00 876
929
City of Lowry Crossing Special Assessment Revenue Bonds 06/11/25 150,000 100.00 150
151
City of Lowry Crossing Special Assessment Revenue Bonds 06/11/25 740,000 99.76 738
756
City of Lowry Crossing Special Assessment Revenue Bonds 06/03/26 220,000 99.75 219
213
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
93
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 100.00 100
80
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 102.29 102
79
City of Manor Special Assessment Revenue Bonds 05/16/24 100,000 99.08 99
99
City of Manor Special Assessment Revenue Bonds 02/19/25 100,000 88.35 88
86
City of Manor Special Assessment Revenue Bonds 05/08/25 170,000 100.00 170
166
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
81
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
87
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
94
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
100
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
100
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
102
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
98
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 104.78 105
85
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
30
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.54 51
40
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99.45 269
275
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
101
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
151
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99.69 199
200
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99.45 149
148
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
80
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Midlothian Special Assessment Revenue Bonds 08/10/22 200,000 100.00 200
192
City of Midlothian Special Assessment Revenue Bonds 08/10/22 102,000 100.00 102
105
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.51 1,421
1,384
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 75,000 100.00 75
78
City of Mustang Ridge Special Assessment Revenue Bonds 04/15/25 115,000 100.00 115
116
City of New Braunfels Special Assessment Revenue Bonds 11/09/21 100,000 100.00 100
91
City of New Braunfels Special Assessment Revenue Bonds 11/05/25 2,955,000 89.85 2,655
2,537
City of North Las Vegas Special Assessment 08/15/25 580,000 98.20 570
575
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 100.00 75
65
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 99.58 75
60
City of Oak Point Special Assessment Revenue Bonds 07/22/21 625,000 100.00 625
498
City of Pflugerville Special Assessment Revenue Bonds 02/12/25 125,000 99.20 124
121
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 300,000 100.00 300
301
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 114,000 100.00 114
119
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 204,000 100.00 204
196
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 200,000 100.00 200
198
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 150,000 100.00 150
154
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
211
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 310,000 100.00 310
322
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
198
City of Plano Special Assessment Revenue Bonds 10/24/23 140,000 100.00 140
146
City of Plano Special Assessment Revenue Bonds 10/24/23 115,000 100.00 115
119
City of Plano Special Assessment Revenue Bonds 10/24/23 225,000 100.00 225
233
City of Princeton Special Assessment Revenue Bonds 04/24/18 130,000 100.00 130
122
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
98
City of Princeton Special Assessment Revenue Bonds 06/23/20 125,000 100.00 125
110
City of Princeton Special Assessment Revenue Bonds 06/23/20 160,000 100.00 160
130
City of Princeton Special Assessment Revenue Bonds 06/23/20 325,000 100.00 325
259
City of Princeton Special Assessment Revenue Bonds 06/23/20 225,000 100.00 225
196
City of Princeton Special Assessment Revenue Bonds 05/25/21 185,000 100.98 185
147
City of Princeton Special Assessment Revenue Bonds 03/29/22 75,000 100.00 75
64
City of Princeton Special Assessment Revenue Bonds 06/28/22 270,000 100.00 270
265
City of Princeton Special Assessment Revenue Bonds 07/26/22 74,000 100.00 74
73
City of Princeton Special Assessment Revenue Bonds 07/25/23 125,000 100.00 125
124
City of Princeton Special Assessment Revenue Bonds 07/25/23 100,000 100.00 100
100
City of Princeton Special Assessment Revenue Bonds 09/12/23 100,000 100.00 100
103
City of Princeton Special Assessment Revenue Bonds 09/12/23 150,000 100.00 150
152
City of Princeton Special Assessment Revenue Bonds 09/12/23 250,000 98.21 246
252
City of Princeton Special Assessment Revenue Bonds 10/11/23 100,000 99.03 99
103
City of Princeton Special Assessment Revenue Bonds 08/27/24 100,000 99.64 100
95
City of Princeton Special Assessment Revenue Bonds 10/29/24 150,000 99.71 149
146
City of Princeton Special Assessment Revenue Bonds 10/29/24 100,000 100.00 100
99
City of Princeton Special Assessment Revenue Bonds 10/29/24 50,000 99.12 50
50
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.42 199
204
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.72 199
201
City of Princeton Special Assessment Revenue Bonds 06/09/26 50,000 100.00 50
49
City of Princeton Special Assessment Revenue Bonds 06/09/26 355,000 99.63 354
344
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 102.51 103
79
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 99.12 99
82
City of Rockdale Special Assessment Revenue Bonds 10/31/23 394,000 97.14 383
403
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.55 124
115
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.64 103
85
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.17 101
89
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
102
City of Royse Special Assessment Revenue Bonds 04/24/24 100,000 99.65 100
101
City of Royse Special Assessment Revenue Bonds 07/10/24 50,000 98.95 49
47
City of Royse Special Assessment Revenue Bonds 06/24/26 100,000 100.00 100
96
City of Sachse Special Assessment Revenue Bonds 11/15/22 150,000 100.00 150
161
City of Sachse Special Assessment Revenue Bonds 11/15/22 100,000 100.00 100
109
City of San Marcos Special Assessment Revenue Bonds 12/20/23 130,000 100.00 130
133
City of Seagoville Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
201
City of Seagoville Special Assessment Revenue Bonds 03/19/24 149,000 100.00 149
150
City of Seagoville Special Assessment Revenue Bonds 03/19/24 325,000 98.78 321
316
City of Sinton Special Assessment Revenue Bonds 01/19/22 100,000 100.00 100
96
City of Sinton Special Assessment Revenue Bonds 01/19/22 200,000 99.00 198
198
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
158
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
155
City of South Charleston Revenue Bonds 01/14/22 1,000,000 100.34 1,003
751

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 325
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of St. Louis Industrial Development Authority (The) Revenue Bonds 07/29/22 2,350,000 98.43 2,313
2,249
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue
Bonds 07/27/17 140,000 100.61 141
140
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue
Bonds 07/27/17 230,000 100.79 232
231
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue
Bonds 01/29/26 125,000 99.64 125
122
City of Terrell Special Assessment Revenue Bonds 08/06/25 250,000 100.00 250
256
City of Terrell Special Assessment Revenue Bonds 08/06/25 560,000 98.77 553
570
City of Tomball Special Assessment Revenue Bonds 08/22/23 112,000 98.67 110
113
City of Tomball Special Assessment Revenue Bonds 08/22/23 100,000 99.34 99
102
City of Tomball Special Assessment Revenue Bonds 02/05/25 199,000 100.00 199
190
City of Tomball Special Assessment Revenue Bonds 08/05/25 150,000 100.00 150
155
City of Tomball Special Assessment Revenue Bonds 08/05/25 150,000 99.39 149
152
City of Uhland Special Assessment Revenue Bonds 11/03/22 750,000 100.00 750
791
City of Uhland Special Assessment Revenue Bonds 10/31/24 100,000 100.00 100
95
City of Valparaiso Revenue Bonds 04/26/24 850,000 99.47 846
811
City of Valparaiso Revenue Bonds 07/10/25 450,000 94.88 427
453
City of Valparaiso Revenue Bonds 07/10/25 300,000 98.76 296
296
City of Venice Revenue Bonds 11/20/24 100,000 101.20 101
97
City of Venice Revenue Bonds 11/20/24 175,000 101.62 178
172
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
99
City of Wharton Special Assessment Revenue Bonds 06/24/25 100,000 99.45 99
100
Cleveland-Cuyahoga County Port Authority Revenue Bonds 11/14/24 150,000 99.69 150
146
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 90.24 180
157
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 200,000 89.15 178
148
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 25,000 98.65 25
24
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 100,000 99.45 99
93
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 50,000 99.88 50
48
Club Municipal Management District No. 1 Special Assessment 11/26/24 100,000 100.00 100
100
Club Municipal Management District No. 1 Special Assessment 11/26/24 1,047,000 100.00 1,047
1,021
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.93 262
178
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.51 324
232
Colorado Educational and Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.61 1,734
1,349
Colorado Educational and Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
387
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100.00 300
292
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97.83 196
191
Colorado Educational and Cultural Facilities Authority Revenue Bonds 09/23/25 250,000 111.08 278
277
Colorado Health Facilities Authority Revenue Bonds 11/06/25 2,750,000 100.00 2,750
2,648
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
578
Columbus-Franklin County Finance Authority Revenue Bonds 11/20/25 1,500,000 100.00 1,500
1,465
Columbus-Franklin County Finance Authority Revenue Bonds 04/08/26 3,255,000 100.00 3,255
3,181
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 12/18/19 1,000,000 111.63 1,116
992
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 1,100,000 93.00 928
982
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 225,000 91.97 207
184
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 112,000 100.00 112
113
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
96
Corkscrew Farms Community Development District Special Assessment 12/13/17 90,000 99.40 89
91
Cottonwood Creek Metropolitan District No. 5 General Obligation Limited 08/01/25 500,000 76.55 383
389
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 100.00 175
170
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 98.83 173
174
County of Denton Special Assessment Revenue Bonds 11/19/24 100,000 98.88 99
98
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.34 298
287
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 99.66 174
172
County of Denton Special Assessment Revenue Bonds 03/11/25 200,000 100.00 200
198
County of Denton Special Assessment Revenue Bonds 03/11/25 500,000 100.00 500
501
County of Denton Special Assessment Revenue Bonds 03/11/25 250,000 100.00 250
251
County of Frederick Revenue Bonds 05/14/26 325,000 97.28 316
316
County of Frederick Special Tax 10/29/20 220,000 98.11 216
185
County of Frederick Tax Allocation 07/20/23 1,980,000 97.87 1,938
1,847
County of Gallatin Revenue Bonds 12/09/21 1,000,000 102.81 1,028
637
County of Gallatin Revenue Bonds 02/11/25 230,000 69.66 160
159
County of Gallatin Revenue Bonds 03/21/25 1,125,000 85.95 967
890
County of Hays Special Assessment Revenue Bonds 12/06/22 200,000 100.00 200
200
County of Lancaster Special Assessment Revenue Bonds 08/01/25 100,000 100.00 100
105

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
County of Lancaster Special Assessment Revenue Bonds 08/01/25 150,000 100.00 150
153
County of Medina Special Assessment Revenue Bonds 06/29/26 178,000 99.56 177
168
County of Monongalia Tax Allocation 07/21/23 130,000 99.20 129
135
County of Monongalia Tax Allocation 07/21/23 90,000 99.25 89
94
County of Palm Beach Revenue Bonds 06/06/25 1,000,000 98.46 985
986
County of Palm Beach Revenue Bonds 06/06/25 100,000 98.85 99
100
County of Palm Beach Revenue Bonds 06/06/25 625,000 99.43 621
626
County of Pima Industrial Development Authority (The) Revenue Bonds 05/22/20 25,000 100.00 25
24
County of Pima Industrial Development Authority (The) Revenue Bonds 05/22/20 50,000 100.00 50
46
County of Pima Industrial Development Authority (The) Revenue Bonds 10/06/22 500,000 100.00 500
528
County of Pima Industrial Development Authority (The) Revenue Bonds 10/06/22 250,000 100.00 250
265
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99.49 338
331
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 925,000 86.12 797
632
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 910,000 87.51 796
708
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 66.22 662
692
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 88.04 1,100
947
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 600,000 74.44 447
432
CSCDA Community Improvement Authority Revenue Bonds 03/11/26 200,000 73.46 147
155
Curiosity Creek Community Development District Special Assessment 11/12/24 80,000 100.00 80
75
Curiosity Creek Community Development District Special Assessment 11/12/24 260,000 101.39 264
255
Cypress Reserve Community Development District Special Assessment 09/17/25 200,000 100.00 200
196
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.27 983
230
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
195
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.52 2,824
620
Davenport Road South Community Development District Special
Assessment 02/06/18 295,000 96.88 286
296
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 99.01 149
144
Denver Health and Hospital Authority Revenue Bonds 08/23/17 300,000 106.17 318
304
Denver Health and Hospital Authority Revenue Bonds 08/23/17 340,000 97.84 333
315
Denver Health and Hospital Authority Revenue Bonds 08/23/17 200,000 99.23 198
188
Denver Urban Renewal Authority Tax Allocation 10/11/18 505,000 99.33 503
500
Desert Edge Public Infrastructure District No. 1 General Obligation Limited 04/17/25 500,000 79.15 396
412
District of Columbia Tax Allocation Revenue Bonds 05/01/24 1,195,000 61.73 738
733
District of Columbia Tax Allocation Revenue Bonds 04/14/26 225,000 65.75 148
144
Downtown Revitalization Public Infrastructure District Revenue Bonds 06/06/25 841,000 100.00 841
842
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100.87 2,068
2,217
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.71 75
62
Eagle Pointe Community Development District Special Assessment 07/15/20 220,000 101.29 223
180
Eagle Pointe Community Development District Special Assessment 07/15/20 170,000 93.15 158
155
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
626
East Waller County Management District Special Assessment 07/11/25 300,000 99.33 298
307
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.91 101
88
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.92 100
94
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 7.24 289
121
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
101
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,252
Finance Maine Port Authority Revenue Bonds 12/18/24 275,000 100.00 275
276
Firefly Public Infrastructure District No. 1 General Obligation Limited 04/18/24 500,000 99.41 497
508
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 478,178 99.50 476
480
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.39 119
98
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.62 163
100
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.53 103
76
Florida Development Finance Corp. Revenue Bonds 10/21/20 1,220,000 97.83 1,193
1,141
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 99.45 224
215
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 105.98 106
75
Florida Development Finance Corp. Revenue Bonds 06/04/21 880,000 81.09 657
582
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.79 174
148
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.83 509
382
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.97 397
350
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.22 309
272
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
154
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
309
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
207
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
231
Florida Development Finance Corp. Revenue Bonds 04/26/24 9,975,000 101.26 10,101
2,992
Florida Development Finance Corp. Revenue Bonds 05/23/24 175,000 95.78 168
163

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 327
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Florida Development Finance Corp. Revenue Bonds 05/23/24 250,000 96.73 242
236
Florida Development Finance Corp. Revenue Bonds 07/08/24 150,000 93.39 140
139
Florida Development Finance Corp. Revenue Bonds 12/20/24 3,100,000 98.57 3,056
930
Florida Development Finance Corp. Revenue Bonds 08/12/25 5,300,000 100.00 5,300
1,484
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 1,350,000 103.76 1,401
1,197
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 4,220,000 100.00 4,220
4,270
Florida Local Government Finance Commission Revenue Bonds 06/18/25 250,000 100.22 251
248
Florida Local Government Finance Commission Revenue Bonds 06/18/25 125,000 99.45 124
121
Florida Local Government Finance Commission Revenue Bonds 08/15/25 430,000 98.72 425
445
Florida Local Government Finance Commission Revenue Bonds 12/11/25 400,000 100.00 400
400
Florida Local Government Finance Commission Revenue Bonds 12/29/25 900,000 100.00 900
900
Florida Local Government Finance Commission Revenue Bonds 07/13/26 1,000,000 102.87 1,029
1,010
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
266
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
311
Foster Farm Business Improvement District General Obligation Limited 10/17/25 5,390,000 73.47 3,960
3,676
Fraser Housing Authority Revenue Bonds 05/21/26 1,500,000 99.34 1,490
1,513
Gas Worx Community Development District Special Assessment 11/13/25 2,000,000 102.98 2,059
2,007
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,795,000 82.29 2,309
2,602
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 1,210,000 95.60 1,157
1,193
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.51 159
164
Golden State Connect Authority Revenue Bonds 11/25/25 1,600,000 96.67 1,547
1,511
Granary Metropolitan District No. 9 Special Assessment 12/11/24 260,000 100.00 260
254
Groves at Lake Marion Community Development District Special
Assessment 01/16/26 100,000 100.00 100
98
Hammock Oaks Community Development District Special Assessment 03/26/25 155,000 100.00 155
152
Hastings Campus Housing Finance Authority Revenue Bonds 02/29/24 1,995,000 87.24 1,740
1,943
High Star Ranch Infrastructure Financing District Special Assessment
Revenue Bonds 04/16/26 1,000,000 100.50 1,005
1,003
Hillcrest Preserve Community Development District Special Assessment 12/04/24 100,000 99.30 99
97
Hillcrest Preserve Community Development District Special Assessment 12/04/24 150,000 99.42 149
143
Hills of Minneola Community Development District Special Assessment 07/16/20 230,000 90.70 209
187
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
239
Illinois Finance Authority Revenue Bonds 02/25/20 2,545,000 105.91 2,518
2,433
Illinois Finance Authority Revenue Bonds 12/16/21 2,250,000 109.61 2,466
1,945
Illinois Finance Authority Revenue Bonds 10/13/22 2,780,000 97.26 2,671
2,585
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.24 496
504
Illinois Finance Authority Revenue Bonds 02/26/25 1,500,000 100.00 1,500
1,507
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.04 101
100
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.22 101
98
Illinois Finance Authority Revenue Bonds 05/08/25 575,000 97.21 559
563
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110.18 992
835
Iowa Finance Authority Revenue Bonds 02/12/26 230,000 97.30 224
215
Jefferson Center Metropolitan District No. 2 Revenue Bonds 05/21/26 2,875,000 98.53 2,833
2,866
Kalamazoo Economic Development Corp. Revenue Bonds 01/16/26 575,000 100.96 580
571
Kalamazoo Economic Development Corp. Revenue Bonds 01/16/26 160,000 101.40 162
160
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 240,000 97.71 234
229
Kansas City Industrial Development Authority Revenue Bonds 12/10/25 575,000 100.00 575
573
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,750,000 100.04 1,751
1,756
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
247
K-Bar Ranch III Community Development District Special Assessment 07/18/25 375,000 100.00 375
388
K-Bar Ranch III Community Development District Special Assessment 07/18/25 275,000 99.65 274
279
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98.38 984
976
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
420
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
105
Lake Emma Community Development District Special Assessment 07/07/23 45,000 99.22 45
45
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.44 99
99
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.05 99
97
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.51 99
100
Lakewood Ranch Stewardship District Special Assessment 05/14/26 160,000 90.85 145
143
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
91
Landings at Miami Community Development District Special Assessment 01/10/18 330,000 96.10 317
317
Lee County Industrial Development Healthcare Authority Revenue Bonds 05/29/26 125,000 100.68 126
125
Lee County Industrial Development Healthcare Authority Revenue Bonds 05/29/26 50,000 100.98 50
50
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 06/10/21 250,000 97.69 244
196
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 02/17/23 500,000 99.24 496
498

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 625,000 100.30 627
574
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 500,000 100.97 505
466
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.36 235
154
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.53 272
186
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.95 148
144
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.74 100
97
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.17 98
101
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.65 99
101
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 300,000 97.02 291
211
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.11 388
281
Louisiana Public Facilities Authority Revenue Bonds 06/06/25 275,000 97.21 267
269
Mandarin Grove Community Development District Special Assessment 10/19/22 70,000 100.00 70
78
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.29 55
43
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.92 55
43
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.61 117
99
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 850,000 85.48 727
673
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
170
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.07 109
73
Maricopa County Industrial Development Authority Revenue Bonds 02/09/23 175,000 87.37 153
150
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
189
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 225,000 100.29 226
213
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 76.65 77
76
Maricopa County Industrial Development Authority Revenue Bonds 10/10/24 325,000 98.95 322
315
Maryland Economic Development Corp. Revenue Bonds 03/20/25 3,625,000 100.74 3,652
3,761
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 04/28/22 100,000 100.48 100
88
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.27 100
101
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.29 100
101
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
102
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
152
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 109.00 1,417
1,204
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 100,000 99.25 99
93
Massachusetts Development Finance Agency Revenue Bonds 07/01/26 300,000 98.07 294
290
Massachusetts Development Finance Agency Revenue Bonds 07/01/26 125,000 98.89 124
123
Massachusetts Development Finance Agency Revenue Bonds 07/01/26 525,000 98.65 519
508
Massachusetts Development Finance Agency Revenue Bonds 07/01/26 1,100,000 98.76 1,094
1,069
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.68 247
242
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.32 199
202
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
602
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 360,000 73.68 265
249
Mesa Del Sol Public Improvement District No. 1 Revenue Bonds 06/24/26 180,000 100.00 180
174
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
83
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 160,000 43.55 70
72
Metropolitan Government Nashville and Davidson County Industrial
Development Board Tax Allocation 02/09/26 700,000 83.10 582
561
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.26 128
115
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.47 182
165
Miami-Dade County Industrial Development Authority Revenue Bonds 02/11/26 1,000,000 99.41 994
975
Michigan Strategic Fund Revenue Bonds 06/04/26 175,000 98.06 172
175
Michigan Strategic Fund Revenue Bonds 06/04/26 1,650,000 98.94 1,633
1,624
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 500,000 100.00 500
516
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 550,000 83.12 457
484
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 82.00 1,230
1,220
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
939
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 101.54 508
511
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 96.41 482
490
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/25 3,500,000 97.18 3,401
3,477
MidCity Improvement District Special Assessment 09/13/24 100,000 100.00 100
97
Mineral Business Improvement District General Obligation Limited 10/30/24 100,000 100.00 100
98
Mineral Business Improvement District General Obligation Limited 10/30/24 150,000 100.00 150
144

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 329
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,125,000 99.24 1,116
1,125
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.00 830
747
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.13 208
167
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 104.58 994
861
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 104.61 942
822
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 104.78 1,074
962
Missouri Development Finance Board Revenue Bonds 11/06/25 1,400,000 100.34 1,405
1,428
Missouri Development Finance Board Revenue Bonds 05/27/26 225,000 106.25 239
229
Missouri State Health and Educational Facilities Authority Revenue Bonds 07/10/25 3,000,000 97.22 2,917
2,956
Missouri State Health and Educational Facilities Authority Revenue Bonds 03/19/26 500,000 98.37 492
480
Mohegan Tribal Finance Authority Revenue Bonds 03/08/16 2,015,000 100.34 2,022
2,027
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,115,000 95.33 1,025
977
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 975,000 99.29 962
948
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 935,000 24.83 232
193
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.54 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.67 189
182
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
147
New Hampshire Business Finance Authority Revenue Bonds 12/20/23 210,000 77.12 162
171
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 5,555,000 100.00 5,555
5,804
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 365,000 100.00 365
375
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 995,000 100.00 995
1,021
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 139,000 100.00 139
136
New Hampshire Business Finance Authority Revenue Bonds 09/13/24 1,204,000 100.00 1,204
1,178
New Hampshire Business Finance Authority Revenue Bonds 10/31/24 400,000 100.00 400
400
New Hampshire Business Finance Authority Revenue Bonds 11/20/24 1,125,000 58.61 659
637
New Hampshire Business Finance Authority Revenue Bonds 12/04/24 478,000 100.00 478
474
New Hampshire Business Finance Authority Revenue Bonds 12/06/24 351,000 99.35 349
351
New Hampshire Business Finance Authority Revenue Bonds 04/25/25 662,000 99.24 657
653
New Hampshire Business Finance Authority Revenue Bonds 06/17/25 872,000 64.28 561
555
New Hampshire Business Finance Authority Revenue Bonds 07/25/25 6,500,000 71.69 4,720
4,721
New Hampshire Business Finance Authority Revenue Bonds 01/29/26 1,765,000 102.73 1,813
1,769
New Hampshire Business Finance Authority Revenue Bonds 01/30/26 1,100,000 38.72 426
415
New Hampshire Business Finance Authority Revenue Bonds 02/04/26 1,075,000 35.51 382
367
New Hampshire Business Finance Authority Revenue Bonds 04/02/26 100,000 100.00 100
100
New Hampshire Business Finance Authority Revenue Bonds 06/22/26 575,000 47.37 272
273
New Hampshire Business Finance Authority Revenue Bonds 07/17/26 300,000 100.00 300
300
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.43 1,014
919
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 850,000 84.48 695
673
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.08 1,090
788
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,250,000 86.65 1,083
932
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 99.05 99
96
New York Liberty Development Corp. Revenue Bonds 05/09/22 6,165,000 91.86 5,577
6,165
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101.19 2,631
2,601
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.85 315
325
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,900,000 99.55 1,892
1,901
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.28 409
385
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 95.98 864
899
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
260
New York State Environmental Facilities Corp. Revenue Bonds 09/02/25 250,000 100.00 250
253
Newlin Crossing Metropolitan District General Obligation Limited 10/24/24 500,000 100.00 500
459
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 150,000 100.00 150
149
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 200,000 99.57 199
197
North Carolina Medical Care Commission Revenue Bonds 02/06/26 3,000,000 100.71 3,021
2,933
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 97.57 98
89
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
141
Northpoint Infrastructure Financing District Special Assessment 03/31/26 300,000 98.40 295
292
Northridge Community Development District Special Assessment 05/15/25 200,000 100.00 200
201
Northridge Community Development District Special Assessment 05/15/25 160,000 99.77 160
164
NWQ Public Infrastructure District General Obligation Limited 12/05/25 1,375,000 100.00 1,375
1,389
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 445,000 97.36 433
427
Ohio Air Quality Development Authority Revenue Bonds 01/20/23 3,200,000 90.76 2,904
2,902
Ohio Housing Finance Agency Revenue Bonds 02/28/25 250,000 100.00 250
257
Ohio Housing Finance Agency Revenue Bonds 12/05/25 1,685,000 100.00 1,685
1,633
Ohio Housing Finance Agency Revenue Bonds 05/13/26 2,560,000 100.00 2,560
2,555
Ohio Housing Finance Agency Revenue Bonds 07/30/26 1,175,000 100.00 1,175
1,172
Olympia Public Infrastructure District No. 1 General Obligation Limited 05/03/24 500,000 99.39 497
509

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Olympia Public Infrastructure District No. 1 Revenue Bonds 05/03/24 500,000 100.00 500
504
Oneida Indian Nation of New York Revenue Bonds 02/02/24 700,000 106.85 748
734
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 107.94 1,079
1,001
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.53 1,035
942
Paddocks Community Development District Special Assessment Revenue
Bonds 10/17/24 140,000 100.00 140
137
Palisade Metropolitan District No. 2 Revenue Bonds 11/14/24 500,000 97.91 490
492
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 700,000 100.00 700
1,041
Palm Coast 145 Community Development District Special Assessment 08/20/25 500,000 100.00 500
525
Palm Coast 145 Community Development District Special Assessment 08/20/25 250,000 100.00 250
265
Palm Coast 145 Community Development District Special Assessment 08/20/25 250,000 100.00 250
267
Panorama Public Infrastructure District No. 1 General Obligation Limited 11/14/25 2,835,000 100.00 2,835
2,775
Panorama Public Infrastructure District No. 1 Special Assessment 04/10/26 750,000 100.00 750
740
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
109
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
133
Park City, Kansas Tax Allocation 07/08/26 4,000,000 96.58 3,863
3,789
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 90.38 452
445
Pennsylvania Economic Development Financing Authority Revenue Bonds 03/18/26 750,000 100.00 750
772
Philadelphia Industrial Development Authority Revenue Bonds 11/20/20 900,000 109.87 989
884
Philadelphia Industrial Development Authority Revenue Bonds 06/30/23 150,000 98.91 148
148
Philadelphia Industrial Development Authority Revenue Bonds 06/30/23 100,000 99.60 100
99
Philadelphia Industrial Development Authority Revenue Bonds 10/11/23 870,000 92.13 801
851
Philadelphia Industrial Development Authority Revenue Bonds 03/28/24 2,075,000 93.33 1,937
1,625
Philadelphia Industrial Development Authority Revenue Bonds 02/02/26 335,000 87.12 292
296
Pine View Public Infrastructure District No. 2 Special Assessment 01/29/26 1,000,000 100.00 1,000
1,004
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 415,000 98.72 410
417
Pinery Commercial Metropolitan District No. 2 General Obligation Limited 06/17/26 1,900,000 86.76 1,648
1,617
Plaquemines Port Harbor and Terminal District Revenue Bonds 06/04/24 550,000 97.81 538
453
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
80
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.97 1,290
884
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 91.21 296
237
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 600,000 100.00 600
552
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 110,000 99.25 109
100
Port of Greater Cincinnati Development Authority Revenue Bonds 06/17/26 250,000 103.64 259
256
Port of Greater Cincinnati Development Authority Revenue Bonds 06/17/26 450,000 97.54 439
434
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 100.00 100
100
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 99.71 100
102
Public Finance Authority Revenue Bonds 04/07/17 630,000 102.65 647
632
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.71 770
747
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.84 525
501
Public Finance Authority Revenue Bonds 05/01/19 10,000 100.25 10
10
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
578
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.39 77
66
Public Finance Authority Revenue Bonds 07/30/20 25,000 100.15 25
24
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.48 128
106
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.55 52
48
Public Finance Authority Revenue Bonds 08/10/20 150,000 105.67 158
153
Public Finance Authority Revenue Bonds 08/28/20 525,000 101.38 532
497
Public Finance Authority Revenue Bonds 08/28/20 450,000 104.86 472
400
Public Finance Authority Revenue Bonds 09/16/20 65,000 104.23 68
67
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 90.12 1,036
967
Public Finance Authority Revenue Bonds 03/26/21 1,250,000 91.47 1,143
1,145
Public Finance Authority Revenue Bonds 05/28/21 100,000 107.97 108
71
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.28 108
76
Public Finance Authority Revenue Bonds 08/02/21 2,550,000 81.21 2,071
1,983
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.72 905
729
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.18 1,082
847
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.89 1,683
1,675
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.42 126
92
Public Finance Authority Revenue Bonds 11/19/21 785,000 84.15 661
516
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.63 1,658
1,255
Public Finance Authority Revenue Bonds 01/21/22 100,000 104.57 105
87
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.35 281
216
Public Finance Authority Revenue Bonds 03/31/22 2,175,000 100.00 2,175
2,207
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.73 101
86
Public Finance Authority Revenue Bonds 04/14/22 600,000 89.51 537
503

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 331
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.35 148
124
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.70 171
166
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.21 295
287
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.25 162
155
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 99.35 994
1,039
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.77 99
102
Public Finance Authority Revenue Bonds 08/04/23 85,000 93.65 80
83
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.68 50
51
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.73 50
51
Public Finance Authority Revenue Bonds 09/08/23 1,615,000 93.23 1,506
1,664
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.21 1,736
1,735
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
716
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.83 403
420
Public Finance Authority Revenue Bonds 12/20/23 3,825,000 85.68 3,277
2,754
Public Finance Authority Revenue Bonds 06/28/24 419,000 100.00 419
416
Public Finance Authority Revenue Bonds 07/31/24 135,181 100.00 135
135
Public Finance Authority Revenue Bonds 08/28/24 407,624 100.00 408
404
Public Finance Authority Revenue Bonds 10/04/24 1,115,000 61.10 679
677
Public Finance Authority Revenue Bonds 11/21/24 580,000 92.30 535
528
Public Finance Authority Revenue Bonds 11/25/24 100,000 97.21 97
101
Public Finance Authority Revenue Bonds 11/27/24 900,000 74.53 671
734
Public Finance Authority Revenue Bonds 12/04/24 270,000 93.48 252
222
Public Finance Authority Revenue Bonds 12/13/24 350,000 100.21 351
346
Public Finance Authority Revenue Bonds 12/13/24 500,000 100.36 502
473
Public Finance Authority Revenue Bonds 12/16/24 296,000 77.52 229
229
Public Finance Authority Revenue Bonds 01/28/25 650,000 104.27 678
656
Public Finance Authority Revenue Bonds 02/28/25 633,000 52.97 335
337
Public Finance Authority Revenue Bonds 03/12/25 417,460 100.00 417
410
Public Finance Authority Revenue Bonds 03/24/25 1,800,000 96.43 1,736
1,733
Public Finance Authority Revenue Bonds 05/21/25 500,000 66.96 335
336
Public Finance Authority Revenue Bonds 08/15/25 110,000 97.83 108
112
Public Finance Authority Revenue Bonds 08/15/25 125,000 98.79 123
127
Public Finance Authority Revenue Bonds 09/10/25 100,000 100.00 100
99
Public Finance Authority Revenue Bonds 09/18/25 100,000 98.57 99
102
Public Finance Authority Revenue Bonds 11/14/25 4,255,000 40.47 1,722
1,679
Public Finance Authority Revenue Bonds 03/20/26 1,000,000 52.06 521
513
Public Finance Authority Revenue Bonds 04/23/26 625,000 100.25 627
616
Public Finance Authority Revenue Bonds 05/08/26 175,000 98.25 172
170
Public Finance Authority Revenue Bonds 05/13/26 425,000 99.85 424
418
Public Finance Authority Revenue Bonds 06/17/26 550,000 96.98 533
515
Public Finance Authority Revenue Bonds 06/17/26 640,000 98.55 631
609
Public Finance Authority Revenue Bonds 06/22/26 485,000 100.53 488
488
Public Finance Authority Revenue Bonds 06/22/26 225,000 103.43 233
231
Public Finance Authority Revenue Bonds 06/22/26 700,000 99.31 695
694
Public Finance Authority Revenue Bonds 06/25/26 2,250,000 34.79 783
765
Public Finance Authority Revenue Bonds 07/10/26 275,000 100.00 275
265
Public Finance Authority Revenue Bonds 07/10/26 225,000 98.24 221
218
Public Finance Authority Revenue Bonds 07/15/26 1,180,000 98.71 1,165
1,144
Public Finance Authority Revenue Bonds 07/15/26 970,000 99.09 961
957
Public Finance Authority Revenue Bonds 07/29/26 500,000 97.82 489
486
Public Finance Authority Revenue Bonds 07/29/26 200,000 99.23 198
197
Public Finance Authority Tax Allocation 03/27/24 1,250,000 97.78 1,222
1,262
Public Finance Authority Tax Allocation 03/27/24 625,000 97.78 611
631
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 3,485,000 92.73 3,232
3,368
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 09/21/22 10,250,000 92.27 9,296
10,280
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/05/22 1,550,000 99.73 1,545
1,615
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 02/02/23 3,000,000 91.46 2,687
2,823
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/23/23 1,800,000 100.71 1,813
1,855
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 07/30/24 2,000,000 91.74 1,835
1,765
Puerto Rico Electric Power Authority Revenue Bonds 11/12/25 2,000,000 69.06 1,381
1,470
Radiance Community Development District Special Assessment 08/29/25 225,000 99.33 223
225
Radiance Community Development District Special Assessment 08/29/25 175,000 99.44 174
180
Randal Park Community Development District Special Assessment 11/30/18 540,000 100.00 540
541
Randal Park Community Development District Special Assessment 11/30/18 895,000 100.00 895
864
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
382
River Hall Community Development District Special Assessment 11/01/24 75,000 100.00 75
75
Riverwalk Community Development District Special Assessment 03/07/25 100,000 99.56 100
94
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
200

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
101
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.37 149
154
Rye Ranch Community Development District Special Assessment 09/13/23 60,000 99.33 60
61
Sagebrush Community Development District Special Assessment 07/02/26 100,000 100.00 100
96
Saltmeadows Community Development District Special Assessment 05/29/25 100,000 100.22 100
101
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
53
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.22 50
39
Savannah Georgia Convention Center Authority Revenue Bonds 09/11/25 800,000 97.54 780
788
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.30 99
99
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 335,000 92.27 309
247
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 111.71 112
70
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 225,000 100.51 226
214
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 100,000 100.72 101
99
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
101
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.66 174
175
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.79 198
194
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 125,000 98.88 124
102
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 600,000 100.00 600
614
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 100,000 100.00 100
104
Sierra Vista Industrial Development Authority Revenue Bonds 03/11/26 1,500,000 94.14 1,412
1,336
Sierra Vista Industrial Development Authority Revenue Bonds 05/26/26 640,000 96.45 617
612
Skyfall Infrastructure Financing District Special Assessment 06/24/26 12,125,000 100.00 12,125
12,018
Solaeris Community Development District Special Assessment 06/25/25 200,000 100.00 200
205
Somerset Bay Community Development District Special Assessment 05/20/24 75,000 100.00 75
73
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.60 415
350
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.15 496
423
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/06/25 100,000 96.47 96
92
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/05/26 200,000 73.60 147
149
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/16/26 1,250,000 98.01 1,225
1,207
South Salt Lake Redevelopment Agency Tax Allocation 12/05/25 565,000 100.00 565
570
Southcentral Pennsylvania General Authority Revenue Bonds 08/17/18 1,765,000 106.65 1,882
1,786
Spring Valley Community Infrastructure District No. 1 Special Assessment 07/29/25 2,013,000 89.23 1,796
1,915
Stark County Port Authority Tax Allocation 05/07/26 1,100,000 103.92 1,143
1,133
State of Hawaii Department of Budget and Finance Revenue Bonds 12/04/15 1,105,000 101.12 1,117
1,105
State of Hawaii Department of Budget and Finance Revenue Bonds 10/10/23 3,770,000 100.00 3,770
3,836
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 100.35 251
245
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 98.61 247
240
State of Ohio Revenue Bonds 11/14/19 275,000 105.74 291
239
State of Ohio Revenue Bonds 12/05/19 610,000 100.68 614
590
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.97 1,694
1,750
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 375,000 101.98 382
385
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 100,000 98.94 99
103
Stoneybrook South Community Development District Special Assessment 11/25/20 1,125,000 88.05 1,095
861
Stuart Crossing Community Development District Special Assessment 03/13/24 100,000 99.01 99
97
Sugar Creek Public Improvement Authority Revenue Bonds 04/15/26 2,375,000 100.00 2,375
2,377
Sunset Parks Metropolitan District General Obligation Limited 10/30/24 500,000 100.00 500
435
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
390
Tech Ridge Public Infrastructure District Special Assessment 11/05/25 1,500,000 103.74 1,556
1,535
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.35 983
942
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.38 99
100
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.32 99
91
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.50 99
98
Town of Little Elm Special Assessment Revenue Bonds 11/07/18 727,000 100.00 727
739
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 100.00 100
81
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 99.16 99
86
Town of Little Elm Special Assessment Revenue Bonds 11/02/22 750,000 100.00 750
791
Town of Providence Village Special Assessment Revenue Bonds 02/19/25 76,000 100.00 76
76
Town of Providence Village Special Assessment Revenue Bonds 02/19/25 100,000 99.57 100
94
Town of Whiteland Tax Allocation Revenue Bonds 07/11/24 125,000 99.76 125
121
Town of Whitestown Indiana Tax Allocation Revenue Bonds 01/08/26 1,250,000 100.00 1,250
1,233
Towns at Woodsdale Community Development District Special Assessment 10/13/23 75,000 99.68 75
78
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
99
Travis County Development Authority Special Assessment 12/03/24 100,000 98.89 99
96
Travis County Development Authority Special Assessment 12/02/25 1,889,000 97.54 1,843
1,808
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.69 262
266
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 645,000 98.73 637
554
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 960,000 94.12 904
877
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 8,902,208 95.43 8,496
9,018

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 333
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.26 205
189
UIPA Crossroads Public Infrastructure District Tax Allocation 12/28/21 1,000,000 100.00 1,000
937
University Beach Improvement District Special Assessment 02/06/26 110,000 100.00 110
119
University Beach Improvement District Special Assessment 02/06/26 240,000 97.11 233
255
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
318
Upper Illinois River Valley Development Authority Revenue Bonds 01/23/20 200,000 97.22 194
171
Upper Illinois River Valley Development Authority Revenue Bonds 03/16/23 300,000 96.05 288
245
Upper Illinois River Valley Development Authority Revenue Bonds 05/13/26 660,000 100.25 662
650
Utah City West Public Infrastructure District No. 1 Special Assessment 05/15/26 1,775,000 100.00 1,775
1,782
Utah State Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.56 453
282
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 890,000 101.96 907
726
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.14 1,450
1,034
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 310,000 102.49 318
294
Utah State Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
459
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 74.25 316
275
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 69.80 140
136
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.45 98
79
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 840,000 97.64 820
845
Veranda Community Development District II Special Assessment Revenue
Bonds 02/24/21 60,000 100.00 60
52
Veranda Community Development District II Special Assessment Revenue
Bonds 02/24/21 50,000 101.49 51
39
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.96 99
92
Verk Industrial Regional Public Infrastructure District Tax Allocation 07/18/25 2,000,000 100.00 2,000
2,082
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
176
Vermont Economic Development Authority Revenue Bonds 03/07/25 200,000 100.00 200
200
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 875,000 90.47 792
693
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 275,000 98.36 270
244
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 260,000 100.00 260
217
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 575,000 100.00 575
433
Village Community Development District No. 15 Special Assessment
Revenue Bonds 06/22/23 200,000 100.28 201
203
Village Community Development District No. 15 Special Assessment
Revenue Bonds 11/05/25 1,975,000 100.37 1,982
1,973
Village of Lincolnwood Il Certificate of Participation 01/23/25 200,000 100.00 200
203
Village of Salado Special Assessment Revenue Bonds 06/07/24 100,000 100.00 100
99
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 100.97 454
442
Virgin Islands Public Finance Authority Revenue Bonds 10/24/24 350,000 102.45 359
355
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.26 215
176
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 107.66 161
137
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.22 2,632
2,018
Washington State Housing Finance Commission Revenue Bonds 05/16/25 4,000,000 100.06 4,002
3,861
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,160,000 100.29 1,163
1,134
Washington State Housing Finance Commission Revenue Bonds 05/16/25 500,000 100.35 502
505
Washington State Housing Finance Commission Revenue Bonds 06/18/25 150,000 99.43 149
151
Washington State Housing Finance Commission Revenue Bonds 11/13/25 1,800,000 102.02 1,836
1,818
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
147
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
151
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 100.44 100
100
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 99.70 100
95
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.27 496
516
West Port East Community Development District Special Assessment 06/13/25 100,000 99.18 99
101
Westchester County Industrial Development Agency Revenue Bonds 07/22/24 350,000 102.36 358
361
Westchester County Local Development Corp. Revenue Bonds 02/20/26 1,000,000 99.00 990
1,008
Westchester County Local Development Corp. Revenue Bonds 02/20/26 275,000 99.28 273
277
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 99.04 114
108
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 100.00 100
95
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 99.86 100
93
Westview South Community Development District Special Assessment 07/31/25 250,000 100.00 250
255
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
117
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.25 251
219

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 1,000,000 93.81 938
947
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
444
Wisconsin Health and Educational Facilities Authority Revenue Bonds 04/22/26 500,000 100.00 500
508
Wood Ranch Public Infrastructure District Special Assessment 04/24/26 1,475,000 100.00 1,475
1,478
Woodland Crossing Community Development District Special Assessment 04/16/25 200,000 99.66 199
202
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 100.00 100
98
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 99.56 100
94
Wyandotte County-Kansas City Unified Government Revenue Bonds 04/03/23 4,485,000 51.38 2,325
2,648
Wyandotte County-Kansas City Unified Government Tax Allocation 10/24/25 1,000,000 97.54 975 990
538,937
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States Treasury Long Bond Futures 300 USD 32,494 09/26 692
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 692
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 44,941 $ — $ — $ 44,941
Alaska — 1,968 — — 1,968
Arizona — 47,382 — — 47,382
Arkansas — 14,492 — — 14,492
California — 112,023 — — 112,023
Colorado — 92,835 — — 92,835
Connecticut — 30,051 — — 30,051
Delaware — 2,862 — — 2,862
District of Columbia — 20,461 — — 20,461
Florida — 213,719 1,484 — 215,203
Georgia — 44,166 — — 44,166
Guam — 8,170 — — 8,170
Hawaii — 8,045 — — 8,045
Idaho — 4,584 — — 4,584
Illinois — 144,624 — — 144,624
Indiana — 31,303 — — 31,303
Iowa — 15,446 — — 15,446
Kansas — 11,919 — — 11,919
Kentucky — 8,920 — — 8,920

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 335
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Louisiana — 13,633 — — 13,633
Maine — 1,362 — — 1,362
Maryland — 29,459 — — 29,459
Massachusetts — 18,371 — — 18,371
Michigan — 32,990 — — 32,990
Minnesota — 15,279 — — 15,279
Mississippi — 4,477 — — 4,477
Missouri — 30,260 — — 30,260
Montana — 6,300 — — 6,300
Nevada — 5,182 — — 5,182
New Hampshire — 26,681 — — 26,681
New Jersey — 52,503 — — 52,503
New Mexico — 1,643 — — 1,643
New York — 167,163 — — 167,163
North Carolina — 21,050 — — 21,050
North Dakota — 5,900 — — 5,900
Ohio — 80,684 — — 80,684
Oklahoma — 11,493 — — 11,493
Oregon — 6,705 — — 6,705
Pennsylvania — 74,448 — — 74,448
Puerto Rico — 162,164 — — 162,164
Rhode Island — 4,185 — — 4,185
South Carolina — 18,521 — — 18,521
South Dakota — 1,309 — — 1,309
Tennessee — 6,834 — — 6,834
Texas — 152,239 — — 152,239
Utah — 64,422 — — 64,422
Vermont — 3,104 — — 3,104
Virgin Islands — 6,986 — — 6,986
Virginia — 24,231 — — 24,231
Washington — 35,179 — — 35,179
West Virginia — 7,410 — — 7,410
Wisconsin — 90,369 — — 90,369
Short-Term Investments — — — 123,974 123,974
Total Investments
— 2,040,447 1,484 123,974 2,165,905
Other Financial Instruments
Assets
Futures Contracts 692 — — — 692
Total Other Financial Instruments
*
$ 692 $ — $ — $ — $ 692
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt High Yield Bond Fund
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 185,096 $ 1,113,018 $ 1,174,129 $ (13) $ 2 $ 123,974 $ 2,021 $ —

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 101.0%
Alabama - 5.0%
Alabama Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 500 5.000 02/01/29 516
Alabama Housing Finance Authority Revenue Bonds 2,945 5.750 10/01/55 3,126
Alabama Housing Finance Authority Revenue Bonds 12,615 5.750 04/01/56 13,460
Alabama State University Revenue Bonds 850 5.250 09/01/40 920
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 4,415 4.300 03/01/56 4,371
Baptist Health (The) of Health Care Authority Revenue Bonds 1,000 5.000 11/15/35 1,035
Baptist Health (The) of Health Care Authority Revenue Bonds 450 5.000 11/15/36 463
Baptist Health (The) of Health Care Authority Revenue Bonds 745 5.000 11/15/37 765
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 07/01/29 2,578
Black Belt Energy Gas District Revenue Bonds 14,000 5.000 06/01/31 14,636
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 13,000 2.479 12/01/31 12,948
Black Belt Energy Gas District Revenue Bonds 4,000 5.000 12/01/31 4,150
Black Belt Energy Gas District Revenue Bonds 18,700 5.000 08/01/33 19,620
Black Belt Energy Gas District Revenue Bonds 1,600 5.000 11/01/34 1,655
Black Belt Energy Gas District Revenue Bonds 9,000 5.000 12/01/34 9,364
Black Belt Energy Gas District Revenue Bonds 2,990 5.000 10/01/35 2,998
Black Belt Energy Gas District Revenue Bonds 3,000 5.000 12/01/35 3,123
Black Belt Energy Gas District Revenue Bonds 3,200 5.000 11/01/36 3,304
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,135 2.510 10/01/52 2,129
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,767
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 14,865 2.810 04/01/53 14,718
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 713
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,177
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,860 5.250 12/01/53 8,366
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,000 5.000 03/01/55 7,247
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,500 5.000 12/01/55 4,678
Chilton County Board of Education Special Tax 400 5.000 02/01/28 412
Chilton County Board of Education Special Tax 250 5.000 02/01/30 265
Chilton County Board of Education Special Tax 400 5.000 02/01/32 433
Chilton County Board of Education Special Tax 400 5.000 02/01/34 438
Chilton County Board of Education Special Tax 400 5.000 02/01/36 440
Chilton County Board of Education Special Tax 400 5.000 02/01/39 432
Chilton County Board of Education Special Tax 400 5.000 02/01/41 427
Chilton County Board of Education Special Tax 500 4.000 02/01/42 489
Chilton County Board of Education Special Tax 500 4.125 02/01/43 492
Chilton County Board of Education Special Tax 750 4.125 02/01/44 733
Chilton County Board of Education Special Tax 1,250 4.250 02/01/45 1,228
Chilton County Board of Education Special Tax 1,100 4.500 02/01/49 1,079
City of Birmingham Regional Water Works Revenue Bonds (Þ) 1,825 3.750 09/01/26 1,825
City of Mobile Alabama Industrial Development Board Revenue Bonds (~)(ae)(Ê) 1,600 2.950 06/01/34 1,587
City of Mobile Alabama Industrial Development Board Revenue Bonds (~)(Ê) 5,500 3.375 06/01/34 5,506
City of Mobile Alabama Industrial Development Board Revenue Bonds (~)(ae)(Ê) 725 2.750 07/15/34 718
County of Jefferson Sewer Revenue Bonds 500 5.000 10/01/39 527
County of Jefferson Sewer Revenue Bonds 580 5.250 10/01/42 615
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/45 1,073
County of Jefferson Sewer Revenue Bonds 7,500 5.500 10/01/53 7,735
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 251
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,048
Energy Southeast A Cooperative District Revenue Bonds 21,345 5.000 09/01/33 21,528

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Energy Southeast A Cooperative District Revenue Bonds 7,865 5.000 11/01/33 8,237
Energy Southeast A Cooperative District Revenue Bonds (~)(Ê) 12,000 1.000 04/01/34 12,000
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 575 5.500 11/01/53 608
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 855 5.750 04/01/54 924
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 9,990 5.250 07/01/54 10,501
Homewood Educational Building Authority Revenue Bonds 2,150 5.500 10/01/49 2,194
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 3,365 5.125 08/01/44 3,540
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 700 5.250 08/01/49 724
Limestone County Water and Sewer Authority Revenue Bonds 375 5.000 12/01/41 405
Lower Alabama Gas District (The) Revenue Bonds 6,855 5.000 09/01/46 6,800
Mobile County Industrial Development Authority Revenue Bonds (~)(Ê) 1,180 2.950 07/15/32 1,180
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 210 2.250 11/01/27 126
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 550 2.375 11/01/28 331
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,590 4.000 11/01/37 957
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,670 4.000 11/01/38 1,005
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(ae)(Ê) 4,090 5.000 08/01/54 4,270
Southeast Energy Authority, A Cooperative District Revenue Bonds 13,500 5.000 10/01/30 14,287
Southeast Energy Authority, A Cooperative District Revenue Bonds 4,000 5.000 11/01/35 4,122
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,771
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 858
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 12,000 5.250 03/01/55 12,279
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 25,825 5.000 05/01/55 27,156
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 31,930 5.000 10/01/55 33,078
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 3,160 5.000 01/01/56 3,171
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 3,203 5.250 05/01/44 3,245
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,743
360,620
Alaska - 0.2%
Alaska Industrial Development and Export Authority Revenue Bonds 465 5.000 06/01/33 481
City of Valdez Revenue Bonds (~)(Ê) 3,880 2.950 12/01/33 3,880
Municipality of Anchorage Revenue Bonds 1,750 5.250 02/01/37 1,895
Municipality of Anchorage Revenue Bonds (µ) 1,000 5.250 02/01/42 1,069
Municipality of Anchorage Revenue Bonds (µ) 1,000 5.250 02/01/44 1,061
Municipality of Anchorage Revenue Bonds (µ) 1,000 5.250 02/01/46 1,050
Municipality of Anchorage Revenue Bonds (µ) 1,700 5.250 02/01/47 1,772
State of Alaska General Obligation Unlimited 580 5.000 08/01/27 593
State of Alaska General Obligation Unlimited 870 5.000 08/01/28 909
12,710
Arizona - 2.7%
Arizona Board of Regents Revenue Bonds 2,290 5.000 08/01/44 2,419
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 7,675 3.530 01/01/37 7,675
Arizona Industrial Development Authority Revenue Bonds 325 5.000 11/01/28 335
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,225
Arizona Industrial Development Authority Revenue Bonds (Þ) 185 3.000 12/15/31 175
Arizona Industrial Development Authority Revenue Bonds (Þ) 475 5.000 07/01/36 479
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 249
Arizona Industrial Development Authority Revenue Bonds 1,500 4.700 10/01/40 1,514
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/42 13,111
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,270
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 5,886
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 227

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 02/01/58 1,502
Arizona Industrial Development Authority Revenue Bonds 895 5.125 01/01/59 812
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,660
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 6,000 4.000 06/01/49 6,041
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,755 5.000 09/01/52 5,809
City of Buckeye Revenue Bonds General Obligation Unlimited 1,100 5.000 07/01/42 1,180
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,547
City of Phoenix Civic Improvement Corp. Revenue Bonds 2,750 5.000 07/01/39 2,975
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,222
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,250 5.000 07/01/41 1,345
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,150 5.000 07/01/42 1,237
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/43 1,879
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 279
City of Phoenix Industrial Development Authority (The) Revenue Bonds 270 5.000 07/01/35 273
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/36 1,000
City of Phoenix Industrial Development Authority (The) Revenue Bonds (~)(Ê) 58,000 2.800 11/15/52 58,000
Coconino County Unified School District No. 1-Flagstaff General Obligation
Unlimited 2,700 5.000 07/01/39 2,954
Coconino County Unified School District No. 1-Flagstaff General Obligation
Unlimited 1,785 5.000 07/01/40 1,944
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 500 6.750 11/15/42 535
Entertainment Center Community Facilities District Revenue Bonds 2,435 4.000 07/01/37 2,370
Glendale Industrial Development Authority Revenue Bonds 1,000 5.000 05/15/43 1,048
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 44
Maricopa County and Phoenix  Industrial Development Authority Revenue Bonds 3,425 6.250 03/01/55 3,720
Maricopa County and Phoenix  Industrial Development Authority Revenue Bonds 4,030 5.750 03/01/56 4,314
Maricopa County Industrial Development Authority Revenue Bonds 1,400 5.000 01/01/31 1,484
Maricopa County Industrial Development Authority Revenue Bonds 4,000 5.000 01/01/32 4,029
Maricopa County Industrial Development Authority Revenue Bonds 1,500 5.000 01/01/34 1,637
Maricopa County Industrial Development Authority Revenue Bonds 3,535 4.000 07/01/34 3,352
Maricopa County Industrial Development Authority Revenue Bonds 1,650 5.000 01/01/38 1,797
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 579
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 365 4.000 07/01/41 309
Maricopa County Industrial Development Authority Revenue Bonds (~)(µ)(Ê) 15,740 2.950 12/01/48 15,740
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 5,000 3.875 01/01/38 5,054
Maricopa County Pollution Control Corp. Revenue Bonds 3,315 3.600 04/01/40 2,830
Maricopa County Pollution Control Corp. Revenue Bonds 825 4.500 08/01/42 795
Navajo County Unified School District No. 27 Kayenta Revenue Bonds 810 5.000 07/01/30 844
Northern Arizona University Certificate of Participation (µ) 1,050 5.000 09/01/28 1,096
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 127
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 219
Salt Verde Financial Corp. Revenue Bonds 12,620 5.000 12/01/37 12,862
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 325 5.000 06/15/44 297
Tucson Industrial Development Authority/Pima County Industrial Development
Authority Revenue Bonds 2,470 5.500 01/01/56 2,630
196,936
Arkansas - 0.4%
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 226
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 43
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 182
Arkansas Development Finance Authority Revenue Bonds 3,020 4.000 07/01/40 2,852

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas Development Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 13,090 4.000 09/01/46 13,040
Arkansas Development Finance Authority Revenue Bonds 1,055 5.500 01/01/56 1,125
Batesville Public Facilities Board Revenue Bonds 560 5.000 06/01/27 564
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 500
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,046
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 2,884
Rogers School District No. 30 General Obligation Limited 1,285 4.000 02/01/37 1,285
Rogers School District No. 30 General Obligation Limited 3,815 4.000 02/01/38 3,772
27,519
California - 9.2%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 126
Allan Hancock Joint Community College District General Obligation Unlimited 2,800 1.000 08/01/42 2,469
Bay Area Toll Authority Revenue Bonds (~)(ae)(Ê) 1,750 2.460 04/01/56 1,737
Bay Area Toll Authority Revenue Bonds (~)(ae)(Ê) 1,200 2.570 04/01/56 1,183
Bay Area Toll Authority Revenue Bonds (~)(µ)(Ê) 49,050 2.700 04/01/59 49,050
Brentwood Infrastructure Financing Authority Special Assessment (µ) 990 5.000 09/02/29 991
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds 1,000 5.250 07/01/38 1,102
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds 2,100 5.250 07/01/40 2,295
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds 1,000 5.250 07/01/43 1,086
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds 4,520 5.250 07/01/45 4,882
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 1,000 4.000 07/01/54 919
California Community Choice Financing Authority Revenue Bonds 4,050 5.000 10/01/34 4,293
California Community Choice Financing Authority Revenue Bonds 6,000 5.000 07/01/35 6,469
California Community Choice Financing Authority Revenue Bonds 6,290 5.000 03/01/36 6,456
California Community Choice Financing Authority Revenue Bonds 12,250 5.000 06/01/36 13,041
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 11,590 2.610 02/01/52 11,004
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 9,820 5.250 01/01/54 10,298
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 286
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 4,420 5.000 01/01/55 4,516
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 650 5.000 02/01/55 684
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 5,745 5.000 08/01/55 5,904
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 4,390 5.000 11/01/55 4,459
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 12/01/55 1,031
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 2,000 5.000 03/01/56 2,085
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 28,630 3.888 04/01/56 28,613
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 6,580 5.000 04/01/56 6,906
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 461
California Enterprise Development Authority Revenue Bonds 1,600 4.000 06/01/36 1,565
California Enterprise Development Authority Revenue Bonds 875 5.000 06/01/36 912
California Enterprise Development Authority Revenue Bonds 1,310 3.500 08/01/40 1,191
California Enterprise Development Authority Revenue Bonds 2,970 4.000 08/01/40 2,886
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,280
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,366
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 12/01/28 5,199
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 603
California Health Facilities Financing Authority Revenue Bonds 1,370 5.000 12/01/36 1,461
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 10/01/39 1,024
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/41 1,194
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 242
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/43 5,335
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/43 1,178

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,619
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 793
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 625 2.875 07/01/31 617
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 05/01/54 332
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,300 2.950 02/01/56 4,297
California Infrastructure and Economic Development Bank Revenue Bonds 2,515 3.250 08/01/29 2,516
California Infrastructure and Economic Development Bank Revenue Bonds 920 4.000 05/01/39 902
California Infrastructure and Economic Development Bank Revenue Bonds 295 4.000 05/01/40 287
California Infrastructure and Economic Development Bank Revenue Bonds 1,800 5.000 07/01/42 1,857
California Infrastructure and Economic Development Bank Revenue Bonds 1,400 5.000 07/01/43 1,437
California Infrastructure and Economic Development Bank Revenue Bonds 1,000 5.000 07/01/44 1,021
California Infrastructure and Economic Development Bank Revenue Bonds 6,400 5.250 07/01/49 6,534
California Infrastructure and Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,609
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,262
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 102
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.750 06/01/28 1,158
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 155
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 591
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,432
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 814
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 102
California Municipal Finance Authority Revenue Bonds 300 5.250 09/01/38 312
California Municipal Finance Authority Revenue Bonds 315 5.250 09/01/39 326
California Municipal Finance Authority Revenue Bonds 325 5.250 09/01/40 335
California Municipal Finance Authority Revenue Bonds (Þ) 405 5.125 11/01/40 408
California Municipal Finance Authority Revenue Bonds (~)(Ê) 2,484 4.217 11/20/40 2,417
California Municipal Finance Authority Revenue Bonds (~)(Ê) 12,827 3.536 02/20/41 11,607
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 222
California Municipal Finance Authority Revenue Bonds 1,495 4.050 07/20/41 1,411
California Municipal Finance Authority Revenue Bonds 350 5.250 09/01/41 360
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 834
California Municipal Finance Authority Revenue Bonds 1,470 5.000 05/15/43 1,482
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 3,750 2.500 03/01/46 3,671
California Municipal Finance Authority Revenue Bonds 500 5.500 09/01/46 525
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 551
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 875 5.000 06/01/56 907
California Municipal Finance Authority Revenue Bonds (~)(Ê) 1,675 2.950 09/01/56 1,662
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,200 3.150 08/01/59 1,201
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 327
California Public Finance Authority Revenue Bonds 415 4.000 10/15/26 415
California School Finance Authority Revenue Bonds (Þ) 55 5.000 06/01/33 55
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 780
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 425
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 982
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/44 240
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 85
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/54 221
California State University Revenue Bonds (ae) 6,350 5.000 11/01/41 6,350
California State University Revenue Bonds (~)(Ê) 4,250 2.900 11/01/49 4,230
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,070 3.500 11/01/27 1,070
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,236

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 278
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 700
California Statewide Communities Development Authority Revenue Bonds 6,500 3.800 07/01/36 6,335
California Statewide Communities Development Authority Revenue Bonds (Þ) 775 5.000 12/01/36 775
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 383
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 2,315 5.000 04/01/38 2,456
California Statewide Communities Development Authority Revenue Bonds 225 5.000 05/15/40 217
California Statewide Communities Development Authority Revenue Bonds 2,500 5.000 12/01/41 2,707
California Statewide Communities Development Authority Revenue Bonds 570 5.250 12/01/44 571
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,806
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/28 304
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/30 306
California Statewide Communities Development Authority Special Assessment 395 4.750 09/02/33 394
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,044
Ceres Unified School District Certificate of Participation (µ) 1,175 5.000 06/01/45 1,259
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 840
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 704
City and County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,439
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 392
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 383
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 243
City of Beaumont Special Tax 600 5.000 09/01/43 599
City of Beaumont Special Tax 650 5.000 09/01/44 669
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 484
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 479
City of Calimesa Special Tax 185 4.000 09/01/33 188
City of Dublin Community Facilities District No. 2015-1 Special Tax 2,385 5.000 09/01/37 2,413
City of Fillmore Special Tax 920 5.000 09/01/38 984
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,156
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 13,050
City of Los Angeles Department of Airports Revenue Bonds 9,645 5.000 05/15/41 10,596
City of Los Angeles Department of Airports Revenue Bonds 4,535 5.000 05/15/42 4,983
City of Rancho Cordova Special Tax 1,490 4.000 09/01/26 1,490
City of Rocklin Special Tax (µ) 330 4.000 09/01/43 318
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 10
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 250
City of Roseville Special Tax 470 4.500 09/01/33 476
City of Roseville Special Tax 30 4.000 09/01/34 29
City of Roseville Special Tax 2,250 5.000 09/01/35 2,269
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 95
City of Roseville Special Tax 40 4.000 09/01/38 38
City of Roseville Special Tax 45 4.000 09/01/40 42
City of Roseville Special Tax 725 4.000 09/01/41 638
City of Roseville Special Tax 1,500 6.000 09/01/53 1,620
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,224
Corona Community Facilities District Special Tax 100 5.000 09/01/30 106
Corona Community Facilities District Special Tax 100 5.000 09/01/31 107

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Corona Community Facilities District Special Tax 180 5.250 09/01/33 193
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 100 5.000 09/01/28 104
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 275 5.000 09/01/33 293
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 500 5.000 09/01/35 527
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 600 5.000 09/01/37 626
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 400 5.000 09/01/47 403
East County Advanced Water Purification Joint Powers Authority Revenue Bonds 10,000 3.125 09/01/26 9,998
Eastern Municipal Water District Revenue Bonds (~)(Ê) 29,600 2.650 07/01/46 29,600
El Camino Community College District Foundation (The) General Obligation
Unlimited 315 4.000 08/01/43 312
El Centro Elementary School District General Obligation Unlimited 965 5.000 06/15/30 1,041
El Monte City School District General Obligation Unlimited (µ) 290 5.000 08/01/40 321
El Monte City School District General Obligation Unlimited (µ) 235 5.000 08/01/42 253
El Monte City School District General Obligation Unlimited (µ) 265 5.000 08/01/44 283
Eureka City Schools General Obligation Unlimited (µ) 2,435
Zero
coupon 08/01/39 1,398
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,058
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 1,868
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,001
Irvine Facilities Financing Authority Revenue Bonds 1,000 5.250 05/01/48 1,000
Irvine Unified School District Special Tax 800 4.000 09/01/39 777
Lake Tahoe Unified School District General Obligation Unlimited (µ) 1,710 1.000 08/01/45 1,480
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 630
Los Angeles Department of Water and Power Revenue Bonds 3,160 5.000 07/01/27 3,222
Los Angeles Department of Water and Power Revenue Bonds 2,075 5.000 07/01/28 2,134
Los Angeles Department of Water and Power Revenue Bonds 8,295 5.000 07/01/30 8,804
Los Angeles Department of Water and Power Revenue Bonds 965 5.000 07/01/31 988
Los Angeles Department of Water and Power Revenue Bonds 1,000 5.000 07/01/32 1,085
Los Angeles Department of Water and Power Revenue Bonds 9,085 5.000 07/01/33 9,921
Los Angeles Department of Water and Power Revenue Bonds 2,510 5.000 07/01/34 2,744
Los Angeles Department of Water and Power Revenue Bonds 1,500 5.000 07/01/35 1,649
Los Angeles Department of Water and Power Revenue Bonds 2,470 5.000 07/01/36 2,644
Los Angeles Department of Water and Power Revenue Bonds 5,155 5.000 07/01/37 5,525
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/37 1,088
Los Angeles Department of Water and Power Revenue Bonds 1,035 5.000 07/01/38 1,088
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/39 1,072
Los Angeles Department of Water and Power Revenue Bonds 2,210 5.000 07/01/39 2,295
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,250 5.000 07/01/41 1,330
Los Angeles Department of Water and Power Revenue Bonds 380 5.000 07/01/41 393
Los Angeles Department of Water and Power Revenue Bonds 4,830 5.000 07/01/42 5,112
Los Angeles Department of Water and Power Revenue Bonds 3,615 5.000 07/01/43 3,824
Los Angeles Department of Water and Power Revenue Bonds 5,265 5.000 07/01/44 5,532
Los Angeles Department of Water and Power Revenue Bonds (µ) 2,250 5.250 07/01/44 2,413
Los Angeles Department of Water and Power Revenue Bonds 3,750 5.000 07/01/45 3,929
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.250 07/01/46 1,060
Los Angeles Department of Water and Power Revenue Bonds 220 5.000 07/01/52 223
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,384
Lynwood Unified School District General Obligation Unlimited (µ) 565
Zero
coupon 08/01/31 461
Lynwood Unified School District General Obligation Unlimited (µ) 685
Zero
coupon 08/01/33 510
Lynwood Unified School District General Obligation Unlimited (µ) 630
Zero
coupon 08/01/34 447

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lynwood Unified School District General Obligation Unlimited (µ) 785
Zero
coupon 08/01/35 530
Lynwood Unified School District General Obligation Unlimited (µ) 990
Zero
coupon 08/01/36 635
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,209
Menifee Union School District Special Tax 150 5.000 09/01/42 157
Modesto Irrigation District Revenue Bonds (~)(µ)(Ê) 6,655 3.257 09/01/37 6,651
Northern California Tobacco Securitization Authority Revenue Bonds 25 4.000 06/01/49 24
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 811
Oxnard School District General Obligation Unlimited 500
Zero
coupon 02/01/31 426
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 189
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,230
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 674
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 240
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 564
River Islands Public Financing Authority Special Tax 130 4.000 09/01/41 119
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490 5.000 10/01/28 492
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010 5.000 10/01/37 1,012
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 242
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Romoland School District Special Tax 250 5.000 09/01/38 267
Root Creek Water District Community Facilities District No. 2016-1 Improvement
Area No. 2 Special Tax 2,690 5.000 09/01/43 2,786
Roseville Joint Union High School District General Obligation Unlimited 1,520
Zero
coupon 08/01/35 1,057
Sacramento County Water Financing Authority Revenue Bonds (~)(µ)(Ê) 1,710 3.177 06/01/34 1,616
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950
Zero
coupon 07/01/34 2,077
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885
Zero
coupon 07/01/36 1,191
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180
Zero
coupon 07/01/37 1,899
San Diego Unified School District General Obligation Unlimited 110
Zero
coupon 07/01/31 94
San Diego Unified School District General Obligation Unlimited 1,010 1.000 07/01/41 1,040
San Francisco City and County Airport Commission International Airport Revenue
Bonds 5,000 5.000 05/01/43 5,333
San Francisco City and County Airport Commission International Airport Revenue
Bonds 5,000 5.250 05/01/45 5,323
San Francisco City and County Airport Commission International Airport Revenue
Bonds 3,000 5.250 05/01/48 3,188
San Jacinto Community Facilities District Special Tax (ae) 280 5.000 09/01/33 280
San Jacinto Community Facilities District Special Tax (ae) 335 5.000 09/01/34 335
San Jacinto Unified School District Financing Authority Revenue Bonds 100 5.000 09/01/36 103
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 815 5.250 01/15/49 815
San Joaquin Valley Clean Energy Authority Revenue Bonds (~)(ae)(Ê) 2,200 5.500 01/01/56 2,352
San Mateo Union High School District General Obligation Unlimited 1,750 5.000 09/01/28 1,837
San Mateo Union High School District General Obligation Unlimited 2,300 5.000 09/01/29 2,461
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,176
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,402
Southern California Logistics Airport Authority Tax Allocation (µ) 250 5.000 12/01/39 276
Southern California Public Power Authority Revenue Bonds 400 5.000 07/01/31 432

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern California Public Power Authority Revenue Bonds 500 5.000 07/01/32 545
Southern California Public Power Authority Revenue Bonds (~)(Ê) 58,000 2.600 07/01/36 58,000
Southern California Public Power Authority Revenue Bonds (~)(Ê) 2,075 4.099 11/01/38 1,909
Southern California Public Power Authority Revenue Bonds (µ) 2,000 5.000 07/01/39 2,155
Southern California Public Power Authority Revenue Bonds 1,650 5.000 07/01/43 1,740
Southern California Public Power Authority Revenue Bonds (µ) 1,730 5.250 07/01/45 1,852
Southern California Public Power Authority Revenue Bonds (~)(ae)(Ê) 6,740 5.000 07/01/53 7,021
State of California General Obligation Unlimited 6,000 5.000 08/01/46 5,956
State of California General Obligation Unlimited 270 5.000 04/01/49 279
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 60
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 58
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 64
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 63
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 66
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 43
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 128
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 103
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 120
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 830
Stockton Community Facilities District Special Tax 1,050 5.000 09/01/49 1,059
Town of Tiburon Special Assessment 65 2.375 09/02/41 45
Town of Tiburon Special Assessment 130 2.500 09/02/46 80
Transbay Joint Powers Authority Tax Allocation 890 5.000 10/01/36 924
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 124
Transbay Joint Powers Authority Tax Allocation 370 5.000 10/01/39 375
University of California Revenue Bonds 7,065 5.000 05/15/40 7,669
University of California Revenue Bonds (~)(Ê) 42,590 2.850 05/15/48 42,590
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 909
669,254
Colorado - 2.4%
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,178
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,019
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,239
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,028
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 771
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,689
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 360 4.000 12/01/46 330
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 275 5.000 12/01/49 280
City and County of Denver Airport System Revenue Bonds 5,570 5.000 12/01/35 5,716
City and County of Denver Airport System Revenue Bonds 1,610 5.000 11/15/39 1,684
City and County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 957
City and County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,288
City and County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,257
City and County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,580
City of Boulder Water and Sewer Revenue Bonds 4,250 4.000 12/01/42 4,088
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,000 5.250 12/01/38 1,112
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 856
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,145 5.000 12/01/43 1,214
Colorado Educational and Cultural Facilities Authority Revenue Bonds 855 5.000 08/15/30 856
Colorado Educational and Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 851
Colorado Educational and Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 91

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Educational and Cultural Facilities Authority Revenue Bonds 2,300 4.250 06/01/36 2,181
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 21
Colorado Educational and Cultural Facilities Authority Revenue Bonds 325 4.000 10/01/46 260
Colorado Health Facilities Authority Revenue Bonds 250 5.000 08/01/30 261
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,045
Colorado Health Facilities Authority Revenue Bonds 500 5.000 01/01/34 535
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,546
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 878
Colorado Health Facilities Authority Revenue Bonds 8,000 5.000 11/15/36 8,791
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 999
Colorado Health Facilities Authority Revenue Bonds 85 5.000 08/01/38 86
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,169
Colorado Health Facilities Authority Revenue Bonds 400 5.000 05/15/39 410
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,018
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,058
Colorado Health Facilities Authority Revenue Bonds 1,330 5.000 12/01/39 1,392
Colorado Health Facilities Authority Revenue Bonds 8,050 4.000 01/01/40 7,674
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 899
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,138
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 745
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 3,370 5.000 11/15/59 3,574
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,775 5.000 11/15/60 1,903
Colorado Housing and Finance Authority Revenue Bonds (~)(ae)(Ê) 455 3.500 11/01/43 455
Colorado Housing and Finance Authority Revenue Bonds 2,065 3.250 05/01/52 2,040
Colorado Housing and Finance Authority Revenue Bonds 1,500 6.250 05/01/55 1,648
Colorado Housing and Finance Authority Revenue Bonds 4,980 6.000 11/01/55 5,408
Colorado Housing and Finance Authority Revenue Bonds 6,850 6.250 05/01/57 7,581
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,377
County of Routt Revenue Bonds 285 5.000 06/01/32 300
County of Routt Revenue Bonds 300 5.000 06/01/36 318
County of Routt Revenue Bonds 615 5.000 06/01/39 640
County of Routt Revenue Bonds 650 5.250 06/01/42 684
County of Routt Revenue Bonds 350 5.250 06/01/43 368
County of Routt Revenue Bonds 300 5.250 06/01/45 314
County of Routt Revenue Bonds 750 5.500 06/01/51 783
Denver City and County School District No. 1 General Obligation Unlimited 2,000 5.500 12/01/49 2,169
Denver Health and Hospital Authority Revenue Bonds 1,500 5.000 12/01/30 1,559
Denver Health and Hospital Authority Revenue Bonds 620 5.000 12/01/31 643
Denver Health and Hospital Authority Revenue Bonds 450 5.000 12/01/33 463
Denver Health and Hospital Authority Revenue Bonds 500 5.000 12/01/45 502
Denver Urban Renewal Authority Tax Allocation (Þ) 1,075 5.250 12/01/39 1,062
Douglas County School District No. Re-1 Douglas and Elbert Counties General
Obligation Unlimited 2,285 5.500 12/15/43 2,568
Douglas County School District No. Re-1 Douglas and Elbert Counties General
Obligation Unlimited 4,000 5.500 12/15/44 4,471
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,728
E-470 Public Highway Authority Revenue Bonds 880 5.000 09/01/28 921
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,403
E-470 Public Highway Authority Revenue Bonds 1,200 5.000 09/01/36 1,264
E-470 Public Highway Authority Revenue Bonds 2,500
Zero
coupon 09/01/37 1,589

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
E-470 Public Highway Authority Revenue Bonds 3,500
Zero
coupon 09/01/38 2,111
E-470 Public Highway Authority Revenue Bonds 1,750
Zero
coupon 09/01/39 999
E-470 Public Highway Authority Revenue Bonds (~)(ae)(Ê) 2,750 3.138 09/01/39 2,741
Eagle County Housing and Development Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.550 12/01/45 1,152
Elbert County Independence Water and Sanitation District Revenue Bonds 1,000 5.125 12/01/33 1,026
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,220 5.000 12/01/32 1,238
Flatiron Meadows Metropolitan District General Obligation Limited (µ) 800 5.000 12/01/39 839
Glen Metropolitan District No. 2 General Obligation Limited 1,320 5.000 12/01/47 1,238
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,034
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 516
Gunnison County Housing Authority Revenue Bonds (µ) 2,065 5.000 06/01/34 2,205
Gunnison County Housing Authority Revenue Bonds (µ) 1,525 5.000 06/01/36 1,622
Gunnison County Housing Authority Revenue Bonds (µ) 2,155 5.000 06/01/40 2,275
Hawkview Metropolitan District Special Assessment 650 5.625 12/01/45 647
Jefferson Center Metropolitan District No. 2 Revenue Bonds (Þ) 1,000 5.000 12/01/36 980
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 987
Metro Water Recovery Revenue Bonds 1,175 5.000 04/01/45 1,258
Metropolitan State University of Denver Revenue Bonds 1,800 5.000 12/01/42 1,926
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 469
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,154
Parterre Metropolitan District No. 5 General Obligation Limited 880 5.125 12/01/35 883
Pitkin County School District No. 1 Aspen General Obligation Unlimited 675 5.500 12/01/45 755
Pitkin County School District No. 1 Aspen General Obligation Unlimited 800 5.500 12/01/46 888
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 3,000 5.000 12/15/41 3,005
Prairie Point Community Authority Board Special Improvement District No. 1 Special
Assessment 1,000 5.000 12/01/35 975
Public Authority for Colorado Energy Revenue Bonds 655 6.250 11/15/28 680
Public Authority for Colorado Energy Revenue Bonds 1,000 6.500 11/15/38 1,167
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 513
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 313
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,240
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,500 5.000 12/01/36 1,589
STC Metropolitan District No. 2 General Obligation Limited (µ) 2,875 5.000 12/01/37 3,037
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,045 5.000 12/01/39 1,097
Sterling Hills West Metropolitan District General Obligation Limited 750 5.000 12/01/39 754
Town of Castle Rock Certificate of Participation 750 5.000 12/01/39 812
Town of Castle Rock Certificate of Participation 775 5.000 12/01/40 836
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (µ) 325 4.000 12/01/44 304
University of Colorado Hospital Authority Revenue Bonds 5,385 5.000 11/15/29 5,731
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 127
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 127
Village at Dry Creek Metropolitan District No. 2 (The) General Obligation Limited 500 4.375 12/01/44 493
Village Metropolitan District (The) General Obligation Limited 4,085 5.000 12/01/49 3,707
Wildwing Metropolitan District No. 5 General Obligation Limited (µ) 1,000 4.250 12/01/44 967
173,342
Connecticut - 2.6%
Aquarion Water Authority Revenue Bonds 1,010 5.250 08/01/37 1,132
Aquarion Water Authority Revenue Bonds 1,240 5.250 08/01/38 1,382
Aquarion Water Authority Revenue Bonds 440 5.250 08/01/39 487
Aquarion Water Authority Revenue Bonds (µ) 335 5.250 08/01/40 368
Aquarion Water Authority Revenue Bonds (µ) 315 5.250 08/01/41 345

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Aquarion Water Authority Revenue Bonds (µ) 420 5.250 08/01/42 460
Aquarion Water Authority Revenue Bonds (µ) 500
Zero
coupon 08/01/44 215
Aquarion Water Authority Revenue Bonds 3,270 5.250 08/01/44 3,566
Aquarion Water Authority Revenue Bonds 2,630 5.250 08/01/45 2,873
Aquarion Water Authority Revenue Bonds 1,525 5.250 08/01/46 1,641
City of Ansonia Certificate of Participation 475 4.750 12/01/45 482
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 600
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 606
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 459
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 131
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 522
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 208
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 104
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,012
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 527
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 446
Connecticut Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,315 3.850 11/15/64 1,315
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 100
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 107,360 2.850 07/01/42 107,360
Connecticut State Health and Educational Facilities Authority Revenue Bonds (µ) 4,705 5.000 07/01/42 5,006
Connecticut State Health and Educational Facilities Authority Revenue Bonds (µ) 2,970 5.000 07/01/43 3,178
Connecticut State Health and Educational Facilities Authority Revenue Bonds 475 5.000 07/01/44 474
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,000 5.000 08/01/45 1,046
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,315 2.950 07/01/49 1,317
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 07/01/53 1,844
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 8,000 5.000 07/01/64 8,890
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds 2,500 4.250 11/15/43 2,409
Metropolitan District (The) General Obligation Unlimited (µ) 630 5.000 11/01/30 634
Norwalk Housing Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.050 09/01/58 1,000
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 3,940
Stamford Housing Authority Revenue Bonds 2,000 4.250 10/01/30 2,015
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,203
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,081
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,249
State of Connecticut General Obligation Unlimited 345 5.000 06/15/28 359
State of Connecticut General Obligation Unlimited 395 5.000 06/15/29 410
State of Connecticut General Obligation Unlimited 3,025 3.000 01/15/32 2,961
State of Connecticut General Obligation Unlimited 1,750 4.000 04/15/37 1,761
State of Connecticut General Obligation Unlimited 1,000 3.000 11/15/42 834
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,240
University of Connecticut Revenue Bonds (µ) 600 5.000 04/15/29 621
184,813
Delaware - 0.6%
Delaware State Economic Development Authority Revenue Bonds 1,000 3.600 01/01/31 1,015
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 183
Delaware State Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 4.000 10/01/40 1,104
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 160
Delaware State Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.000 10/01/45 2,501
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,054

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Delaware State Housing Authority Revenue Bonds 2,045 4.300 07/01/44 1,969
Delaware State Housing Authority Revenue Bonds 5,290 5.750 01/01/55 5,627
Delaware State Housing Authority Revenue Bonds 2,115 6.000 01/01/55 2,269
Delaware State Housing Authority Revenue Bonds 2,650 5.500 07/01/55 2,797
Delaware State Housing Authority Revenue Bonds 4,205 5.750 01/01/56 4,490
Delaware State Housing Authority Revenue Bonds 7,110 6.000 01/01/56 7,681
Delaware State Housing Authority Revenue Bonds 3,000 5.750 01/01/57 3,218
Delaware Transportation Authority Revenue Bonds 1,730 3.000 07/01/41 1,482
Delaware Transportation Authority Revenue Bonds 1,780 3.000 07/01/42 1,508
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,666
Town of Bridgeville Special Tax 90 4.000 07/01/27 90
Town of Bridgeville Special Tax 2,355 4.000 07/01/30 2,334
Town of Bridgeville Special Tax (Þ) 1,935 5.250 07/01/44 1,951
44,099
District of Columbia - 1.2%
District of Columbia General Obligation Unlimited 455 5.250 01/01/48 479
District of Columbia General Obligation Unlimited 510 5.000 08/01/49 528
District of Columbia Housing Finance Agency Revenue Bonds 575 5.000 03/01/28 593
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,575 3.650 07/01/28 1,583
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 12/01/28 5,136
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/29 1,025
District of Columbia Housing Finance Agency Revenue Bonds 1,000 4.100 09/01/39 987
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,505
District of Columbia Income Tax Revenue Bonds 2,500 5.000 06/01/37 2,763
District of Columbia Income Tax Revenue Bonds 1,755 5.000 10/01/37 1,924
District of Columbia Income Tax Revenue Bonds 2,500 5.000 12/01/37 2,694
District of Columbia Income Tax Revenue Bonds 6,500 5.000 06/01/44 6,990
District of Columbia Income Tax Revenue Bonds 2,185 4.000 03/01/45 2,053
District of Columbia Income Tax Revenue Bonds 3,500 5.000 06/01/45 3,737
District of Columbia Income Tax Revenue Bonds 3,500 5.000 06/01/46 3,715
District of Columbia Income Tax Revenue Bonds 2,180 5.000 06/01/50 2,253
District of Columbia Income Tax Revenue Bonds 830 5.250 06/01/50 875
District of Columbia Revenue Bonds 1,325 5.000 07/01/37 1,331
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,906
District of Columbia Revenue Bonds (~)(ae)(Ê) 1,525 5.000 04/01/60 1,637
District of Columbia Water and Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 423
District of Columbia Water and Sewer Authority Revenue Bonds (~)(Ê) 600 3.050 10/01/60 600
Metropolitan Washington Airports Authority Aviation Revenue Bonds 4,000 5.000 10/01/26 4,014
Metropolitan Washington Airports Authority Aviation Revenue Bonds 12,960 5.000 10/01/31 12,988
Metropolitan Washington Airports Authority Aviation Revenue Bonds 4,350 5.000 10/01/36 4,587
Metropolitan Washington Airports Authority Aviation Revenue Bonds 2,335 5.000 10/01/37 2,456
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,860 5.000 10/01/38 1,948
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 156
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 627
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 860
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,020
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 3,000 4.000 10/01/44 2,878
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,568
Washington Convention and Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,331

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds 2,500 5.000 07/15/49 2,567
84,737
Florida - 6.1%
Abbott Square Community Development District Special Assessment 45 4.500 06/15/27 45
Abbott Square Community Development District Special Assessment 500 5.000 05/01/35 508
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 922
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 181
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 406
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 223
Arbors Community Development District Special Assessment Revenue Bonds 75 4.500 05/01/30 76
Arbors Community Development District Special Assessment Revenue Bonds 130 5.400 05/01/43 131
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,287
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,336
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,351
Astonia Community Development District Special Assessment 150 4.350 06/15/30 152
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 244
Astonia Community Development District Special Assessment 155 4.500 05/01/31 158
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 205
Ave Maria Stewardship Community District Special Assessment 145 2.875 05/01/27 144
Ave Maria Stewardship Community District Special Assessment 100 3.000 05/01/27 100
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,048
Ave Maria Stewardship Community District Special Assessment (Þ) 400 4.500 05/01/33 408
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,573
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,755
Avenir Community Development District Special Assessment 80 4.500 05/01/30 81
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 166
Babcock Ranch Community Independent Special District Special Assessment 250 2.875 05/01/31 244
Babcock Ranch Community Independent Special District Special Assessment (Þ) 725 4.300 05/01/31 732
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 49
Bauer Drive Community Development District Special Assessment 90 4.500 06/15/30 91
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 409
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 782
Bella Collina Community Development District Special Assessment 505 4.250 05/01/31 508
Berry Bay Community Development District Special Assessment Revenue Bonds 210 4.625 05/01/30 214
Black Creek Community Development District Special Assessment 500 5.125 06/15/32 527
Blackwell Community Development District Special Assessment 400 4.000 05/01/33 391
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 215
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 220
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 711
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 628
Bridgewalk Community Development District Special Assessment 35 2.500 06/15/27 34
Bridgewalk Community Development District Special Assessment 175 5.500 12/15/30 182
Buckhead Trails II Community Development District Special Assessment 750 5.500 05/01/46 740
Buena Lago Community Development District Special Assessment 345 4.700 05/01/31 353
Buena Lago Community Development District Special Assessment 255 4.500 05/01/32 260
Capital Projects Finance Authority Revenue Bonds (Þ) 250 5.250 06/01/39 241
Capital Projects Finance Authority Revenue Bonds (Þ) 225 5.250 06/01/44 209
Capital Projects Finance Authority Revenue Bonds (Þ) 225 6.250 06/15/45 227
Capital Trust Agency, Inc. Revenue Bonds (Þ) 115 4.500 01/01/35 109
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 85
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 991

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 462
Capital Trust Authority Revenue Bonds (Þ) 150 4.750 07/01/40 146
Capital Trust Authority Revenue Bonds 1,370 4.750 12/01/42 1,381
Capital Trust Authority Revenue Bonds (Þ) 1,525 5.000 06/01/44 1,484
Capital Trust Authority Revenue Bonds (Þ) 400 6.500 06/15/45 399
Capital Trust Authority Revenue Bonds (Þ) 150 5.000 07/01/45 143
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 545
Caymas Community Development District Special Assessment Revenue Bonds 220 4.450 05/01/31 223
Celebration Community Development District Special Assessment 115 2.750 05/01/31 112
Center Lake Ranch West Community Development District Special Assessment 310 5.000 05/01/30 318
Central Florida Expressway Authority Revenue Bonds 5,000 5.000 07/01/39 5,476
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 247
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 805
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 119
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 118
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 129
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 600
Century Gardens at Tamiami Community Development District Special Assessment 515 4.250 05/01/37 504
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 487
Century Gardens Village Community Development District Special Assessment 374 3.500 05/01/31 371
Century Gardens Village Community Development District Special Assessment 1,036 4.000 05/01/37 973
Century Park Square Community Development District Special Assessment 400 5.450 05/01/46 401
Century Park Square Community Development District Special Assessment 425 5.800 05/01/56 422
CFM Community Development District Special Assessment Revenue Bonds 125 2.875 05/01/31 122
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 274
City of Cape Coral Water and Sewer Revenue Bonds 2,590 5.000 10/01/39 2,619
City of Fort Lauderdale Special Assessment (Þ) 210 5.000 07/01/28 215
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 238
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 249
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 266
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,362
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 886
City of Fort Lauderdale Water and Sewer Revenue Bonds 2,440 4.000 03/01/38 2,374
City of Gainesville Utilities System Revenue Bonds 3,845 4.000 10/01/39 3,623
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,011
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,757
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,293
City of Orlando Revenue Bonds (µ) 2,250 5.000 11/01/40 2,393
City of Orlando Revenue Bonds (µ) 1,955 5.250 11/01/41 2,114
City of Orlando Revenue Bonds (µ) 3,000 5.250 11/01/42 3,234
City of Orlando Revenue Bonds (µ) 1,500 5.250 11/01/43 1,612
City of Orlando Revenue Bonds (µ) 1,500 5.250 11/01/44 1,607
City of Orlando Revenue Bonds (µ) 2,500 5.250 11/01/45 2,663
City of Palmetto Revenue Bonds 60 4.250 06/01/27 60
City of Palmetto Revenue Bonds 400 5.000 06/01/32 410
City of Palmetto Revenue Bonds 300 5.125 06/01/42 300
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 650
City of Tampa Special Assessment Revenue Bonds 2,345 5.250 05/01/46 2,390
City of Venice Revenue Bonds (Þ) 900 4.250 01/01/30 900
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,615 3.650 05/01/28 1,620
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 3,000 4.000 05/01/33 3,027

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cobblestone Community Development District Special Assessment 80 3.400 05/01/27 80
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 460
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 235
Coddington Community Development District Special Assessment 65 4.200 05/01/27 65
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,458
Collier County Industrial Development Authority Revenue Bonds (µ) 450 5.000 10/01/42 472
Connerton East Community Development District Special Assessment 410 4.250 06/15/30 414
Copes Landing Community Development District Special Assessment 340 4.875 05/01/30 348
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 657
Coral Keys Homes Community Development District Special Assessment 685 4.000 05/01/40 627
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 101
Cordova Palms Community Development District Special Assessment 110 2.800 05/01/31 107
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 178
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 105
Corkscrew Crossing Community Development District Special Assessment 100 4.125 05/01/28 101
Corkscrew Farms Community Development District Special Assessment (Þ) 95 4.500 11/01/28 96
Coronado Community Development District Special Assessment 802 4.000 05/01/31 781
Country Greens Community Development District Special Assessment 230 4.000 05/01/34 230
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 5,784
County of Broward Airport System Revenue Bonds 1,045 5.000 10/01/36 1,056
County of Escambia Revenue Bonds (~)(ae)(Ê) 1,515 3.450 11/01/33 1,483
County of Lee Airport Revenue Bonds 4,000 5.250 10/01/42 4,238
County of Lee Airport Revenue Bonds 1,500 5.250 10/01/43 1,591
County of Lee Airport Revenue Bonds (~)(ae)(Ê) 6,440 5.000 10/01/56 6,789
County of Miami-Dade Aviation Revenue Bonds 1,820 5.000 10/01/34 1,966
County of Miami-Dade Aviation Revenue Bonds 3,365 5.000 10/01/36 3,595
County of Miami-Dade Aviation Revenue Bonds 1,000 5.000 10/01/37 1,077
County of Miami-Dade Aviation Revenue Bonds 14,000 5.000 10/01/38 14,967
County of Miami-Dade Revenue Bonds (µ) 4,310
Zero
coupon 10/01/35 2,808
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,929
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,313
County of Okaloosa Revenue Bonds (Þ) 225 5.500 05/15/45 230
County of Okeechobee Revenue Bonds (~)(Ê) 4,000 3.800 07/01/39 3,939
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/39 1,147
County of Pasco Florida Solid Waste Disposal and Resource Recovery System
Revenue Bonds 1,280 5.000 10/01/42 1,354
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 108
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 107
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 54
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 43
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,050
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 755
County of St. Johns Water and Sewer Revenue Bonds 3,000 5.000 06/01/52 3,088
Creek Preserve Community Development District Special Assessment (Þ) 425 4.250 11/01/30 431
Creek Preserve Community Development District Special Assessment (Þ) 1,255 4.700 11/01/39 1,240
Cresswind Lake Harris Community Development District Special Assessment 150 4.250 05/01/31 150
Cresswind Lake Harris Community Development District Special Assessment 740 5.000 05/01/44 726
Cross Creek North Community Development District Special Assessment 225 4.500 05/01/30 228
Crossings Community Development District Special Assessment 210 4.750 05/01/31 215
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,708
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 673

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Curiosity Creek Community Development District Special Assessment (Þ) 400 4.250 05/01/30 395
Cypress Bay West Community Development District Special Assessment 85 4.625 05/01/30 87
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 703
Cypress Mill Community Development District Special Assessment 325 3.000 06/15/31 315
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 640
Cypress Reserve Community Development District Special Assessment (Þ) 300 4.000 05/01/30 298
Cypress Shadows Community Development District Special Assessment 107 5.000 11/01/32 110
Cypress Shadows Community Development District Special Assessment 291 5.000 11/01/37 295
Cypress Shadows Community Development District Special Assessment 345 5.000 11/01/42 345
Deer Run Community Development District Special Assessment 930 5.400 05/01/39 962
Deerbrook Community Development District Special Assessment 210 4.375 05/01/30 213
Del Webb River Reserve Community Development District Special Assessment 200 4.750 05/01/35 200
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 58
EA McKinnon Groves Community Development District Special Assessment 855 5.250 05/01/45 839
Eagle Pointe Community Development District Special Assessment (Þ) 50 3.625 05/01/31 50
East 547 Community Development District Special Assessment 95 5.500 05/01/30 98
East Bonita Beach Road Community Development District Special Assessment (Þ) 235 4.375 11/01/29 238
East Nassau Stewardship District Special Assessment 225 3.000 05/01/31 220
Eden Hills Community Development District Special Assessment 15 3.250 05/01/27 15
Edgewater East Community Development District Special Assessment 35 3.000 05/01/27 35
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 98
Edgewater West Community Development District Special Assessment 765 4.500 05/01/31 778
Elevation Pointe Community Development District Special Assessment 90 3.900 05/01/27 90
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 252
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,104
Enclave at Black Point Marina Community Development District Special Assessment 790 3.750 05/01/31 774
Enclave at Black Point Marina Community Development District Special Assessment 1,170 4.000 05/01/37 1,106
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 358
Epperson North Community Development District Special Assessment 135 2.450 11/01/26 135
Epperson North Community Development District Special Assessment 150 3.000 05/01/31 147
Epperson North Community Development District Special Assessment 345 3.100 11/01/31 336
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 374
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,037
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 366
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 555
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,023
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 163
Esplanade Lake Club Community Development District Special Assessment 245 4.750 05/01/35 245
Esplanade Lake Club Community Development District Special Assessment 100 4.000 11/01/40 89
Fish Lake Cover Community Development District Special Assessment 475 4.350 05/01/32 476
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 178
Florida Department of Management Services Certificate of Participation 1,000 3.000 11/01/35 899
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 140
Florida Development Finance Corp. Revenue Bonds 140 4.000 07/01/31 141
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 926
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 764
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 803
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 153
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 102
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,264
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,328

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,786
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,785
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 860
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.000 12/15/39 226
Florida Development Finance Corp. Revenue Bonds (Þ) 495 5.125 06/01/40 498
Florida Development Finance Corp. Revenue Bonds 1,000 5.250 06/01/44 1,017
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,685 5.000 08/01/56 1,802
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 800 4.500 06/01/33 789
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 150 4.750 06/01/38 143
Florida Higher Educational Facilities Financing Authority Revenue Bonds 2,355 5.000 03/01/42 2,220
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 1,175 6.000 07/01/45 1,195
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 275 3.350 10/01/27 275
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 7,000 3.500 11/01/42 7,020
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.000 07/01/44 990
Florida Housing Finance Corp. Revenue Bonds 4,000 6.000 01/01/57 4,368
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 2.950 01/01/60 992
Florida Insurance Assistance Interlocal Agency, Inc. Revenue Bonds 1,425 5.000 09/01/27 1,427
Florida Local Government Finance Commission Revenue Bonds (Þ) 625 5.750 07/01/44 629
Flow Way Community Development District Special Assessment 125 4.000 11/01/28 126
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 200
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 100
Flow Way Community Development District Special Assessment 1,100 5.000 05/01/44 1,048
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 105
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 109
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 114
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 113
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 847
Fox Branch Ranch Community Development District Special Assessment 155 4.150 05/01/30 155
Gardens at Hammock Beach Community Development District Special Assessment 305 5.375 05/01/44 307
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 513
Grand Bay at Doral Community Development District Special Assessment 750 5.000 05/01/35 787
Grand Oaks Community Development District Special Assessment Revenue Bonds 40 2.625 11/01/26 40
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 786
Greater Orlando Aviation Authority Revenue Bonds 500 5.500 11/01/37 529
Greater Orlando Aviation Authority Revenue Bonds 6,205 4.000 10/01/44 5,715
Greater Orlando Aviation Authority Revenue Bonds 1,350 5.250 10/01/44 1,423
Greater Orlando Aviation Authority Revenue Bonds 5,710 5.250 10/01/45 5,981
Grove Resort Community Development District Special Assessment 30 2.950 05/01/27 30
Hacienda North Community Development District Special Assessment 800 5.500 05/01/33 845
Hammock Oaks Community Development District Special Assessment 120 4.875 05/01/30 123
Hammock Oaks Community Development District Special Assessment 230 5.000 05/01/31 235
Hammock Oaks Community Development District Special Assessment (Þ) 435 4.500 05/01/32 436
Harbor Bay Community Development District Special Assessment 575 3.300 05/01/29 571
Harmony West Community Development District Special Assessment (Þ) 265 4.750 05/01/29 270
Harmony West Community Development District Special Assessment 120 4.125 05/01/30 121
Harmony West Community Development District Special Assessment 265 4.600 05/01/32 266
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 627
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 620
Hartford Terrace Community Development District Special Assessment 330 4.350 05/01/36 324
Harvest Ridge Community Development District Special Assessment 650 5.375 05/01/54 608
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 102

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Highlands County Health Facilities Authority Revenue Bonds (~)(Ê) 7,155 3.000 11/15/60 7,155
Hillcrest Community Development District Special Assessment 190 4.000 11/01/28 190
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 289
Hills of Minneola Community Development District Special Assessment (Þ) 120 3.500 05/01/31 119
Hills of Minneola Community Development District Special Assessment 605 4.000 05/01/33 593
Hillsborough County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 710 3.250 09/01/42 710
Hillsborough County Industrial Development Authority Revenue Bonds 3,500 5.000 11/15/34 3,862
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 11,900 4.000 08/01/45 10,738
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 333
Hunt Club Grove Community Development District Special Assessment 475 4.000 12/15/33 465
Hyde Park Community Development District No. 1 Special Assessment 80 3.250 05/01/27 80
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 494
Island Lake Estates Community Development District Special Assessment 200 4.875 12/15/28 203
Jacksonville Aviation Authority Revenue Bonds 2,000 5.250 10/01/41 2,145
Jacksonville Aviation Authority Revenue Bonds 1,180 5.250 10/01/42 1,262
Jacksonville Aviation Authority Revenue Bonds 1,000 5.250 10/01/43 1,066
Jacksonville Aviation Authority Revenue Bonds 2,000 5.250 10/01/44 2,124
Jacksonville Aviation Authority Revenue Bonds 1,400 5.250 10/01/45 1,482
Jacksonville Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 375 3.400 07/01/58 375
JEA Electric System Revenue Bonds 1,250 5.000 10/01/39 1,352
JEA Water and Sewer System Revenue Bonds 8,340 5.250 10/01/49 8,885
Julington Creek Plantation Community Development District Special Assessment (µ) 910 5.000 05/01/32 966
K-Bar Ranch II Community Development District Special Assessment (Þ) 200 4.000 05/01/28 201
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 97
Kelly Park Community Development District Special Assessment 150 5.125 11/01/30 155
Keys Edge Community Development District Special Assessment 975 5.100 05/01/44 957
Kindred Community Development District II Special Assessment Revenue Bonds 135 2.700 05/01/31 131
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 245
Kings Creek I Community Development District Special Assessment 245 4.500 05/01/30 246
Kingston One Community Development District Special Assessment 1,585 4.250 05/01/30 1,581
Knightsbridge Community Development District Special Assessment (Þ) 690 5.200 06/15/44 686
Lake Emma Community Development District Special Assessment (Þ) 75 4.500 05/01/30 76
Lake Flores Community Development District Special Assessment 485 4.000 05/01/33 474
Lakes of Sarasota Community Development District Special Assessment 135 3.400 05/01/31 133
Lakes of Sarasota Community Development District Special Assessment 125 3.625 05/01/31 125
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 390
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 403
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 411
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,418
Lakewood Park Community Development District Special Assessment 120 4.750 05/01/30 122
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 543
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 543
Lakewood Ranch Stewardship District Special Assessment (Þ) 210 3.125 05/01/30 208
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 99
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 251
Lakewood Ranch Stewardship District Special Assessment 400 2.700 05/01/31 388
Lakewood Ranch Stewardship District Special Assessment 470 4.500 05/01/31 478
Lakewood Ranch Stewardship District Special Assessment 365 4.625 05/01/31 372
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 526
Lakewood Ranch Stewardship District Special Assessment 550 5.250 05/01/44 560
Laurel Road Community Development District Special Assessment 185 3.125 05/01/31 179

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lee County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.500 12/01/42 1,003
Lee County Industrial Development Authority Revenue Bonds (Þ) 1,700 4.500 10/01/36 1,665
Lee County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 5.000 04/01/65 1,787
Lee County Industrial Development Healthcare Authority Revenue Bonds 1,550 4.375 11/15/29 1,556
Liberty Cove Community Development District Special Assessment 180 4.800 05/01/31 184
Longleaf Community Development District Special Assessment Revenue Bonds 200 4.375 05/01/31 199
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 850
LT Ranch Community Development District Special Assessment Revenue Bonds 35 5.200 05/01/27 35
LT Ranch Community Development District Special Assessment Revenue Bonds 655 4.650 05/01/31 669
LTC Ranch West Residential Community Development District Special Assessment 235 4.750 05/01/31 238
LTC Ranch West Residential Community Development District Special Assessment 110 4.850 05/01/31 111
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 1,009
Madeira Community Development District Special Assessment Revenue Bonds 1,380 5.000 05/01/35 1,445
Madeira Community Development District Special Assessment Revenue Bonds 555 5.000 05/01/39 592
Malabar Springs Community Development District Special Assessment (Þ) 400 4.800 05/01/36 399
Mangrove Point and Mangrove Manor Community Development District Special
Assessment 65 3.800 05/01/27 65
McJunkin Parkland Community Development District Special Assessment (Þ) 365 4.750 11/01/29 371
Mckendree Pointe Community Development District Special Assessment 375 4.500 05/01/30 375
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 200
Mediterranea Community Development District Special Assessment 140 4.250 05/01/29 141
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,130
Merrick Square Community Development District Special Assessment 125 4.500 05/01/30 127
Miami-Dade County Expressway Authority Revenue Bonds 2,000 5.000 07/01/40 2,004
Middleton Community Development District A Special Assessment Revenue Bonds 600 4.200 05/01/39 566
Midtown Miami Community Development District Special Assessment 125 5.000 05/01/29 125
Midtown Miami Community Development District Special Assessment 1,960 5.000 05/01/37 1,945
Mirabella Community Development District Special Assessment 728 5.000 05/01/44 745
Mitchell Ranch Community Development District Special Assessment 405 3.375 12/15/30 401
Naples Reserve Community Development District Special Assessment (Þ) 375 4.625 11/01/29 381
New Port Corners Community Development District Special Assessment (Þ) 195 4.000 06/15/30 194
Newfield Community Development District Special Assessment Revenue Bonds 770 4.400 05/01/30 772
Normandy II Community Development District Special Assessment 850 4.875 05/01/36 850
Normandy II Community Development District Special Assessment 800 5.625 05/01/46 800
North Dade Community Development District Special Assessment 100 3.500 05/01/27 100
North Dade Community Development District Special Assessment 99 3.500 05/01/28 98
North Dade Community Development District Special Assessment 327 3.750 05/01/31 320
North Dade Community Development District Special Assessment 824 4.000 05/01/38 770
North Miami Community Redevelopment Agency Revenue Bonds 270 5.000 03/01/28 279
North Miami Community Redevelopment Agency Revenue Bonds 280 5.000 03/01/34 306
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/40 441
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/42 439
Northlake Stewardship District Special Assessment 1,000 5.300 05/01/46 963
Northridge Community Development District Special Assessment (Þ) 185 4.550 05/01/30 186
Orange Branch Community Development District Special Assessment (Þ) 725 5.300 05/01/46 720
Orange County Health Facilities Authority Revenue Bonds 5,000 5.000 10/01/36 5,422
Orange County Health Facilities Authority Revenue Bonds 5,680 5.000 10/01/38 6,012
Orange County Health Facilities Authority Revenue Bonds 2,055 5.000 08/01/40 2,140
Orchid Grove Community Development District Special Assessment 1,115 5.000 05/01/36 1,115
Orlando Utilities Commission Revenue Bonds (~)(ae)(Ê) 575 1.250 10/01/46 536
Osceola County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.650 09/01/43 986
Pacific Ace Community Development District Special Assessment 320 4.450 05/01/31 322

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palm Beach County Educational Facilities Authority Revenue Bonds 1,000 5.000 10/01/34 1,051
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 301
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 611
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,032
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 220
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,600 2.900 02/01/30 1,578
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 205
Palm Gate Community Development District Special Assessment 500 4.000 05/01/31 496
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 752
Palmetto Ridge Community Development District Special Assessment 685 4.100 05/01/31 680
Palmetto Ridge Community Development District Special Assessment 1,370 5.450 05/01/46 1,340
Park East Community Development District Special Assessment 80 2.400 11/01/26 79
Parker Pointe Community Development District Special Assessment 340 4.950 05/01/31 350
Parker Road Community Development District Special Assessment 205 3.375 05/01/30 203
Parkway Center Community Development District Special Assessment 105 4.000 05/01/27 106
Parkway Center Community Development District Special Assessment 110 4.000 05/01/28 112
Parrish Plantation Community Development District Special Assessment 75 4.750 05/01/31 77
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 480 4.000 05/01/27 483
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 360 4.500 05/01/31 369
Peace Creek Community Development District Special Assessment 245 4.500 05/01/32 247
Pine Isle Community Development District Special Assessment (Þ) 65 2.375 12/15/26 65
Pine Isle Community Development District Special Assessment 70 4.500 06/15/30 71
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 98
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 530
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 807
Pinellas County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 365 3.300 01/01/42 365
Pinellas County Industrial Development Authority Revenue Bonds 300 5.000 07/01/39 302
Pioneer Ranch Community Development District Special Assessment 300 4.200 05/01/31 300
Portico Community Development District Special Assessment Revenue Bonds 25 3.250 05/01/31 24
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 410 4.500 05/01/32 411
Preston Cove Community Development District Special Assessment 100 3.250 05/01/27 100
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 333
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,480
Prosperity Lakes Community Development District Special Assessment 170 5.150 12/15/30 175
Radiance Community Development District Special Assessment (Þ) 375 6.200 05/01/45 385
Ranches At Lake Mcleod Community Development District Special Assessment 105 4.625 06/15/30 107
Reflection Bay Community Development District Special Assessment 85 4.500 05/01/30 85
Reflection Bay Community Development District Special Assessment 100 5.000 05/01/35 101
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 681
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 395
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 384
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 377
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 402
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 373
Rhodine Road North Community Development District Special Assessment 25 2.600 05/01/27 25
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 521
River Glen Community Development District Special Assessment 151 2.500 05/01/29 145
River Glen Community Development District Special Assessment 159 2.500 05/01/31 147
River Glen Community Development District Special Assessment 509 3.000 05/01/34 456
River Glen Community Development District Special Assessment 685 3.000 05/01/38 576

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
River Hall Community Development District Special Assessment 160 5.375 05/01/30 165
River Hall Community Development District Special Assessment 750 3.000 05/01/31 719
River Hall Community Development District Special Assessment 750 3.000 05/01/36 629
River Landing Community Development District Special Assessment 540 4.200 05/01/32 538
River Landing Community Development District Special Assessment 850 4.125 05/01/40 777
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 293
Riversong Community Development District Special Assessment (Þ) 370 4.000 05/01/30 367
Riverwalk Community Development District Special Assessment (Þ) 205 4.150 05/01/30 204
Riverwalk Community Development District Special Assessment 455 4.650 05/01/31 465
Rivington Community Development District Special Assessment Revenue Bonds 75 3.250 05/01/27 75
Rivington Community Development District Special Assessment Revenue Bonds 430 3.625 05/01/32 425
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 353
Rolling Hills Community Development District Special Assessment 430 3.650 05/01/32 412
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 413
Rye Crossing Community Development District Special Assessment 125 4.125 05/01/30 126
Rye Ranch Community Development District Special Assessment (Þ) 155 5.000 11/01/30 159
Sabal Palm Community Development District Special Assessment 810 5.000 05/01/34 844
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 81
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 151
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 184
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 320
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 608
Sandmine Road Community Development District Special Assessment 65 2.300 11/01/26 65
Sandmine Road Community Development District Special Assessment 65 5.000 11/01/29 66
Sarasota National Community Development District Special Assessment 1,265 3.500 05/01/31 1,249
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 2,053
Savanna Lakes Community Development District Special Assessment (Þ) 120 4.250 06/15/30 121
Savanna Lakes Community Development District Special Assessment 280 4.625 06/15/31 286
Sawgrass Village Community Development District Special Assessment 70 4.875 05/01/30 72
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 246
Scenic Terrace South Community Development District Special Assessment 15 3.750 05/01/27 15
Scenic Terrace South Community Development District Special Assessment 165 5.750 11/01/30 173
Seaton Creek Reserve Community Development District Special Assessment (Þ) 155 4.625 06/15/30 158
Sebastian Isles Community Development District Special Assessment 210 4.250 05/01/31 210
Sebastian Isles Community Development District Special Assessment 700 5.000 05/01/44 693
Sedona Point Community Development District Special Assessment 180 4.125 06/15/30 181
Seminole Improvement District Revenue Bonds 240 4.400 10/01/27 241
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 356
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 500
Seminole Palms Community Development District Special Assessment 150 4.750 05/01/30 153
Seminole Palms Community Development District Special Assessment (Þ) 535 4.450 05/01/31 544
Sherwood Manor Community Development District Special Assessment (Þ) 385 4.625 11/01/29 391
Siena North Community Development District Special Assessment 30 2.875 06/15/27 30
Silver Oaks Community Development District Special Assessment 220 4.700 05/01/31 225
Silver Palms West Community Development District Special Assessment 90 2.600 06/15/27 89
Silver Palms West Community Development District Special Assessment 545 5.150 05/01/46 531
Silverlake Community Development District Special Assessment 125 4.500 05/01/30 127
Six Mile Creek Community Development District Special Assessment 345 4.750 05/01/30 352
Six Mile Creek Community Development District Special Assessment 215 4.300 05/01/31 218
Somerset Bay Community Development District Special Assessment (Þ) 215 4.850 05/01/31 218
Somerset Community Development District Special Assessment Revenue Bonds 625 4.000 05/01/27 625

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Somerset Community Development District Special Assessment Revenue Bonds 460 4.000 05/01/32 455
Somerset Community Development District Special Assessment Revenue Bonds 1,000 4.200 05/01/37 938
Sorrento Pines Community Development District Revenue Bonds 120 4.375 05/01/30 121
South Fork East Community Development District Special Assessment Revenue
Bonds 258 3.000 05/01/31 249
South Fork East Community Development District Special Assessment Revenue
Bonds 1,990 4.125 05/01/36 1,759
South Fork East Community Development District Special Assessment Revenue
Bonds 597 3.000 05/01/38 481
South Fork East Community Development District Special Assessment Revenue
Bonds 860 5.000 05/01/44 883
South Fork III Community Development District Special Assessment 1,510 5.000 05/01/38 1,513
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 215
South Village Community Development District Special Assessment Revenue Bonds 405 3.500 05/01/32 392
South Village Community Development District Special Assessment Revenue Bonds 225 3.750 05/01/38 203
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 671
Southpointe of Manatee County Community Development District Special
Assessment 385 4.000 05/01/33 387
Southshore Bay Community Development District Special Assessment 315 4.750 05/01/31 323
Stillwater Community Development District Special Assessment (Þ) 1,000 3.500 06/15/41 838
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 213
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 220
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 221
Stonegate Community Development District Special Assessment 1,260 3.000 05/01/34 1,076
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,119
Stonegate Preserve Community Development District Special Assessment 460 4.800 06/15/35 474
Stonewater Community Development District Special Assessment (Þ) 60 2.250 11/01/26 60
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 475
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,197
Stoneybrook North Community Development District Special Assessment 90 5.500 11/01/29 93
Stoneybrook South at Championsgate Community Development District Special
Assessment 140 4.500 06/15/30 142
Storey Drive Community Development District Special Assessment 45 2.550 06/15/27 44
Stuart Crossing Community Development District Special Assessment (Þ) 480 4.300 05/01/31 479
Stuart Crossing Community Development District Special Assessment (Þ) 195 4.375 05/01/31 198
Sugarloaf Community Development District Special Assessment 545 4.000 12/15/33 533
Sugarloaf Community Development District Special Assessment 600 5.375 12/15/46 588
Sumter County School Board Certificate of Participation (µ) 600 5.250 01/01/49 629
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 505
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 373
Talis Park Community Development District Special Assessment (Þ) 1,875 5.000 05/01/44 1,788
Tampa Bay Water Revenue Bonds 2,500 5.000 10/01/49 2,571
Tern Bay Community Development District Special Assessment 215 3.125 06/15/27 214
Terreno Community Development District Special Assessment 245 4.250 05/01/30 247
Timber Creek Community Development District Special Assessment (Þ) 330 4.625 11/01/29 335
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 537
Timber Creek Southwest Community Development District Special Assessment 525 3.000 06/15/30 515
Tohoqua Community Development District Special Assessment Revenue Bonds 320 3.125 05/01/31 314
Tolomato Community Development District Special Assessment 370 2.625 05/01/27 368
Tolomato Community Development District Special Assessment 95 2.875 05/01/27 95
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,497
Tolomato Community Development District Special Assessment (µ) 1,805 3.000 05/01/31 1,769
Tolomato Community Development District Special Assessment 1,330 3.200 05/01/32 1,295
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,091

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 821
Tolomato Community Development District Special Assessment (µ) 600 3.000 05/01/40 498
Tolomato Community Development District Special Assessment (µ) 1,915 3.750 05/01/40 1,746
Tolomato Community Development District Special Assessment (µ) 1,300 4.000 05/01/40 1,262
Tolomato Community Development District Special Assessment 875 4.800 05/01/44 854
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,809
Town of Davie Revenue Bonds 550 5.000 04/01/33 564
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 260
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 436
Triple Creek Community Development District Special Assessment (Þ) 190 5.125 11/01/38 193
Tuckers Pointe Community Development District Special Assessment 10 3.000 05/01/27 10
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 98
Two Creeks Community Development District Special Assessment 2,635 3.625 05/01/37 2,429
Two Lakes Community Development District Special Assessment 715 5.000 05/01/33 725
Two Lakes Community Development District Special Assessment 400 5.000 05/01/44 389
Two Ridges Community Development District Special Assessment 500 5.750 05/01/45 512
Two Rivers East Community Development District Special Assessment 580 4.875 05/01/30 596
Two Rivers North Community Development District Special Assessment 30 4.625 05/01/27 30
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 654
Varrea South Community Development District Special Assessment 210 4.250 05/01/30 212
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 123
V-Dana Community Development District Special Assessment 345 4.450 05/01/32 353
V-Dana Community Development District Special Assessment 480 5.375 05/01/45 488
Venetian Parc Community Development District Special Assessment 1,325 5.000 05/01/44 1,375
Veranda Community Development District II Special Assessment Revenue Bonds (Þ) 50 3.100 05/01/31 49
Veranda Landing Community Development District Special Assessment 190 4.500 06/15/30 193
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 118
Verano No. 4 Community Development District Special Assessment 450 5.750 05/01/45 461
Vida's Way Community Development District Special Assessment 265 4.150 05/01/31 265
Viera Stewardship District Special Assessment 460 2.800 05/01/31 447
Viera Stewardship District Special Assessment 200 4.600 05/01/33 205
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 1,005
Village Community Development District No. 12 Special Assessment Revenue Bonds 570 3.800 05/01/28 570
Village Community Development District No. 14 Special Assessment Revenue Bonds 1,245 5.125 05/01/37 1,297
Village Community Development District No. 15 Special Assessment Revenue Bonds
(Þ) 100 4.250 05/01/28 101
Village Community Development District No. 15 Special Assessment Revenue Bonds
(Þ) 635 4.375 05/01/33 638
Village Community Development District No. 15 Special Assessment Revenue Bonds
(Þ) 195 4.850 05/01/38 198
Villages of Glen Creek Community Development District Special Assessment 100 2.700 05/01/27 99
Villamar Community Development District Special Assessment 145 4.875 05/01/30 148
Villamar Community Development District Special Assessment 255 3.625 05/01/32 254
Villamar Community Development District Special Assessment 295 3.500 11/01/32 291
Villamar Community Development District Special Assessment 845 5.625 05/01/43 865
Volusia County Educational Facility Authority Revenue Bonds 750 5.000 06/01/35 807
Volusia County Educational Facility Authority Revenue Bonds 500 5.000 06/01/36 536
Waterford Community Development District Special Assessment 145 4.375 05/01/31 147
Watergrass Community Development District II Special Assessment 330 4.450 05/01/28 333
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 972
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,271
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,021
West Hillcrest Community Development District Special Assessment 255 4.500 06/15/30 259

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Port Community Development District Special Assessment 45 4.250 05/01/27 45
West Port East Community Development District Special Assessment (Þ) 245 4.850 05/01/35 246
West Villages Improvement District Special Assessment (Þ) 82 4.000 05/01/30 82
West Villages Improvement District Special Assessment 195 5.250 05/01/30 201
West Villages Improvement District Special Assessment 825 3.125 05/01/31 803
West Villages Improvement District Special Assessment 550 4.500 05/01/31 560
West Villages Improvement District Special Assessment 805 5.000 05/01/35 818
West Villages Improvement District Special Assessment 905 5.750 05/01/45 930
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 210
Westview North Community Development District Special Assessment 190 5.000 06/15/29 194
Westview South Community Development District Special Assessment 95 4.750 05/01/28 96
Westview South Community Development District Special Assessment (Þ) 410 4.050 05/01/30 408
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 101
Willowbrook Community Development District Special Assessment (Þ) 575 4.125 05/01/30 572
Willowbrook Community Development District Special Assessment 195 4.950 05/01/31 201
Willows Community Development District Special Assessment 190 4.700 05/01/29 193
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 929
Windsor Cay Community Development District Special Assessment (Þ) 240 4.250 05/01/35 232
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 538
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 92
Wiregrass II Community Development District Special Assessment 235 4.800 05/01/32 243
Woodcreek Community Development District Special Assessment 600 5.350 05/01/45 593
442,622
Georgia - 2.9%
Athens-Clarke County Unified Government Development Authority Revenue Bonds 850 3.000 06/15/39 754
Atlanta Development Authority (The) Revenue Bonds 1,550 5.250 07/01/40 1,551
Atlanta Development Authority (The) Revenue Bonds (Þ) 1,000 5.250 07/01/40 1,010
Atlanta Development Authority (The) Tax Allocation (Þ) 500 5.000 04/01/34 504
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,997
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 2,185 2.900 09/01/28 2,178
Atlanta Urban Residential Finance Authority Revenue Bonds 500 3.400 02/01/29 500
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.050 01/01/45 1,630
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 790 3.950 12/01/32 802
Burke County Development Authority (The) Revenue Bonds (~)(ae)(Ê) 2,500 3.000 10/01/32 2,479
Burke County Development Authority (The) Revenue Bonds (~)(ae)(Ê) 750 3.700 10/01/32 755
Burke County Development Authority (The) Revenue Bonds (~)(ae)(Ê) 9,350 3.600 01/01/40 9,417
Burke County Development Authority (The) Revenue Bonds (~)(ae)(Ê) 1,460 3.375 11/01/48 1,462
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 7,600 5.000 07/01/36 8,136
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 8,750 5.000 07/01/41 9,275
City of Atlanta Water and Wastewater Revenue Bonds 1,250 5.000 11/01/45 1,342
Cobb County Development Authority (The) Revenue Bonds 2,210 5.000 06/15/35 2,387
Columbus County Housing Authority Revenue Bonds (~)(ae)(Ê) 400 3.300 11/01/28 401
County of DeKalb Water and Sewerage Revenue Bonds 4,500 5.000 10/01/41 4,875
Coweta County Water and Sewage Authority Revenue Bonds 160 4.000 06/01/46 154
Coweta County Water and Sewage Authority Revenue Bonds 325 5.000 06/01/54 335
Development Authority for Fulton County Revenue Bonds (~)(Ê) 8,500 3.300 08/01/48 8,491
East Palm Drive Community Development District Special Assessment 280 4.375 06/15/31 280
Georgia Housing and Finance Authority Revenue Bonds 1,500 5.000 12/01/45 1,541
Georgia Municipal Electric Authority Revenue Bonds 1,195 5.000 01/01/48 1,193
Georgia Municipal Electric Authority Revenue Bonds 2,000 5.000 07/01/52 2,018
Macon Water Authority Revenue Bonds 1,000 5.000 10/01/54 1,036

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Main Street Energy, Inc. Revenue Bonds 3,000 5.000 12/01/33 3,129
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 550
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 1,210 4.000 11/01/27 1,206
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,907
Main Street Natural Gas, Inc. Revenue Bonds 3,960 5.000 12/01/31 4,124
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 2,013
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,513
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 10,000 5.000 12/01/52 10,352
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,000 5.000 06/01/53 7,277
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,780 5.000 07/01/53 8,117
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 36,000 4.145 12/01/53 35,803
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 10,840 5.000 12/01/53 11,402
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,150 5.000 04/01/54 6,470
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 24,750 5.000 05/01/55 25,797
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 15,840 5.000 06/01/55 16,742
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/55 6,208
Monroe County Development Authority (The) Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 250
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 363
Sunbridge Stewardship District Special Assessment 915 5.400 05/01/42 934
Warner Robins Housing Authority Resident Council Corp. Revenue Bonds (~)(ae)(Ê) 315 5.000 02/01/29 325
211,985
Guam - 0.4%
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/30 212
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/32 107
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/33 108
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/34 108
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/37 213
Antonio B Won Pat International Airport Authority Revenue Bonds 290 5.000 10/01/39 306
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/40 210
Antonio B Won Pat International Airport Authority Revenue Bonds 410 5.000 10/01/41 430
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/42 209
Antonio B Won Pat International Airport Authority Revenue Bonds 245 5.000 10/01/43 255
Guam Department of Education Certificate of Participation 215 4.250 02/01/30 216
Guam Government Waterworks Authority Revenue Bonds 605 5.000 07/01/29 614
Guam Government Waterworks Authority Revenue Bonds 610 5.000 07/01/35 654
Guam Government Waterworks Authority Revenue Bonds 1,935 5.000 07/01/36 2,053
Guam Government Waterworks Authority Revenue Bonds 1,640 5.000 07/01/37 1,740
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,366
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 2,000
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 396
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,854
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,730
Guam Power Authority Revenue Bonds 450 5.000 10/01/40 464
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,007
Territory of Guam Revenue Bonds 100 5.000 01/01/29 103
Territory of Guam Revenue Bonds 300 5.000 01/01/30 310
Territory of Guam Revenue Bonds 125 5.000 11/01/30 131
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,540
Territory of Guam Revenue Bonds 1,205 5.000 12/01/35 1,206
Territory of Guam Revenue Bonds 5,980 4.000 01/01/36 5,861
Territory of Guam Revenue Bonds 980 5.000 12/01/36 981

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds 750 5.250 01/01/40 799
30,183
Hawaii - 0.2%
City and County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,576
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 281
Kauai County Community Facilities District Special Tax 250 5.000 05/15/32 266
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 255
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 372
State of Hawaii Airports System Revenue Bonds 725 5.000 07/01/38 798
State of Hawaii Airports System Revenue Bonds 6,500 5.000 07/01/49 6,759
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 600 5.000 07/01/34 616
State of Hawaii Department of Budget and Finance Revenue Bonds 1,425 3.200 07/01/39 1,243
12,166
Idaho - 0.4%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 1,013
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,092
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,047
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,401
Idaho Health Facilities Authority Revenue Bonds (~)(µ)(Ê) 20,000 2.950 03/01/60 20,000
Idaho Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/60 1,077
Idaho Housing and Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,672
Idaho Housing and Finance Association Revenue Bonds 490 3.000 05/01/32 481
30,783
Illinois - 8.2%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 750 5.000 12/01/42 744
Champaign County Community Unit School District No.4 General Obligation
Unlimited 25
Zero
coupon 01/01/27 25
Champaign County Community Unit School District No.4 General Obligation
Unlimited 35
Zero
coupon 01/01/28 33
Champaign County Community Unit School District No.4 General Obligation
Unlimited 565 5.000 01/01/32 579
Champaign County Community Unit School District No.4 General Obligation
Unlimited 260 5.000 01/01/33 266
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 10,100 5.750 04/01/33 10,232
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 250 5.000 04/01/34 252
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 265 5.750 04/01/34 268
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 325 5.000 04/01/35 327
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 415 5.000 04/01/36 417
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 225 5.000 04/01/37 226
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 785 5.000 04/01/46 751
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 18,775 6.000 04/01/46 18,973
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 1,000 5.750 04/01/48 1,037
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,285
Chicago Board of Education General Obligation Unlimited (µ) 10,880
Zero
coupon 12/01/28 10,061
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,871
Chicago Board of Education General Obligation Unlimited (µ) 6,630
Zero
coupon 12/01/30 5,702
Chicago Board of Education General Obligation Unlimited (µ) 1,160 5.500 12/01/30 1,218
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 6.750 12/01/30 1,546
Chicago Board of Education General Obligation Unlimited (µ) 395
Zero
coupon 12/01/31 326
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,288
Chicago Board of Education General Obligation Unlimited 1,500 5.000 12/01/31 1,526

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,725
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 7,927
Chicago Board of Education General Obligation Unlimited 495 5.250 12/01/35 495
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,810
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,224
Chicago Board of Education General Obligation Unlimited 825 6.000 12/01/38 879
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,286
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/39 245
Chicago Board of Education General Obligation Unlimited 800 6.000 12/01/41 844
Chicago Board of Education General Obligation Unlimited 400 6.000 12/01/42 422
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,099
Chicago Board of Education General Obligation Unlimited 3,420 5.000 12/01/46 3,122
Chicago Board of Education General Obligation Unlimited 6,875 5.000 12/01/47 6,294
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,414
Chicago O'Hare International Airport Revenue Bonds 5,560 4.000 01/01/35 5,577
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,289
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,488
Chicago O'Hare International Airport Revenue Bonds 1,500 5.000 01/01/37 1,594
Chicago O'Hare International Airport Revenue Bonds 8,150 5.000 01/01/39 8,421
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/40 1,068
Chicago O'Hare International Airport Revenue Bonds 2,000 5.000 01/01/41 2,123
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 381
Chicago O'Hare International Airport Revenue Bonds 3,280 5.000 01/01/42 3,384
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,051
Chicago O'Hare International Airport Revenue Bonds 5,000 5.500 01/01/48 5,254
Chicago O'Hare International Airport Revenue Bonds 2,125 5.000 07/01/48 2,089
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/52 1,002
Chicago Park District General Obligation Limited 855 5.000 01/01/39 909
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,523
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,797
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,730 5.000 12/01/40 2,858
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 500 5.000 12/01/43 523
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 1,455 5.000 12/01/45 1,501
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,425 5.000 12/01/49 2,476
City of Belleville Sales Tax Revenue Tax Allocation 165 3.750 07/01/41 155
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 428
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 581
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,693
City of Chicago General Obligation Unlimited (µ) 2,650
Zero
coupon 01/01/27 2,615
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 681
City of Chicago General Obligation Unlimited 4,585 5.000 01/01/29 4,673
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 881
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,085
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 211
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 609
City of Chicago General Obligation Unlimited 2,025 5.000 01/01/38 1,960
City of Chicago General Obligation Unlimited 4,210 6.000 01/01/38 4,227
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 5,842
City of Chicago General Obligation Unlimited 2,125 5.500 01/01/41 2,199
City of Chicago General Obligation Unlimited (µ) 445 5.000 01/01/42 451
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 665

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 2,145 5.000 01/01/44 2,027
City of Chicago General Obligation Unlimited 3,790 5.250 01/01/45 3,753
City of Chicago General Obligation Unlimited 1,750 6.000 01/01/50 1,806
City of Chicago Lakeshore East Special Assessment Area Special Assessment (Þ) 300 3.200 12/01/29 288
City of Chicago Lakeshore East Special Assessment Area Special Assessment (Þ) 325 3.290 12/01/30 308
City of Chicago Lakeshore East Special Assessment Area Special Assessment (Þ) 348 3.380 12/01/31 326
City of Chicago Lakeshore East Special Assessment Area Special Assessment (Þ) 275 3.450 12/01/32 259
City of Chicago Wastewater Transmission Revenue Bonds (µ) 2,420 5.000 01/01/32 2,622
City of Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 214
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 4,944
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,117
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,057
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,424
City of Chicago Waterworks Revenue Bonds 1,100 5.000 11/01/26 1,106
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/41 1,060
City of Chicago Waterworks Revenue Bonds 2,000 5.000 11/01/45 2,081
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,054
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,146
City of Marion Sales Tax Revenue Bonds 1,000 6.375 06/01/45 1,006
City of Springfield Electric Revenue Bonds (µ) 10,000 3.000 03/01/38 9,042
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,565
Cook County School District No. 135 Orland General Obligation Limited 315 5.000 12/01/27 324
Cook County School District No. 135 Orland General Obligation Limited 215 5.000 12/01/28 225
Cook County School District No. 135 Orland General Obligation Limited 225 5.000 12/01/29 239
Cook County Township High School District No. 201 J Sterling Morton General
Obligation Limited (µ) 1,210 5.000 06/01/43 1,281
Cook County Township High School District No. 201 J Sterling Morton General
Obligation Limited (µ) 1,375 5.000 06/01/44 1,449
Cook County Township High School District No. 201 J Sterling Morton General
Obligation Limited (µ) 1,100 5.000 06/01/45 1,150
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 1,956
County of Cook Sales Tax Revenue Bonds 1,445 5.000 11/15/37 1,503
County of Cook Sales Tax Revenue Bonds 185 5.000 11/15/38 192
County of Cook Sales Tax Revenue Bonds 1,500 5.000 11/15/41 1,571
County of Cook Sales Tax Revenue Bonds 1,165 5.250 11/15/46 1,232
County of Cook Sales Tax Revenue Bonds 1,565 5.250 11/15/47 1,643
Illinois Development Finance Authority Revenue Bonds (~)(ae)(Ê) 830 2.850 11/15/39 813
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 465
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 580 5.000 02/15/27 17
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 504
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 488
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 253
Illinois Finance Authority Revenue Bonds (ae) 3,000 5.000 01/01/29 3,028
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 406
Illinois Finance Authority Revenue Bonds 745 5.000 08/01/29 761
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 319
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 405
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 253
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 236
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 324
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 257
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/32 1,026

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 505
Illinois Finance Authority Revenue Bonds 305 5.000 10/01/33 315
Illinois Finance Authority Revenue Bonds 3,740 4.000 12/15/33 3,751
Illinois Finance Authority Revenue Bonds 925 5.000 09/01/34 944
Illinois Finance Authority Revenue Bonds 520 5.000 09/01/35 529
Illinois Finance Authority Revenue Bonds (ae) 200 5.000 01/01/36 202
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,001
Illinois Finance Authority Revenue Bonds 3,250 5.250 04/01/38 3,573
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,344
Illinois Finance Authority Revenue Bonds 790 5.000 09/01/38 797
Illinois Finance Authority Revenue Bonds 1,000 5.250 04/01/39 1,095
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 786
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 201
Illinois Finance Authority Revenue Bonds 1,000 4.000 08/15/41 930
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 85
Illinois Finance Authority Revenue Bonds 1,500 5.000 07/01/42 1,612
Illinois Finance Authority Revenue Bonds (Þ) 155 6.000 10/01/45 155
Illinois Finance Authority Revenue Bonds 400 5.250 12/01/45 398
Illinois Finance Authority Revenue Bonds 1,600 4.250 07/01/46 1,541
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 191
Illinois Finance Authority Revenue Bonds (Þ) 700 5.875 09/01/46 685
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/47 469
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,800 4.125 12/01/50 1,741
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,051
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 425 5.000 08/15/54 450
Illinois Finance Authority Revenue Bonds 1,915 5.250 10/01/54 1,965
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,240 5.000 11/01/27 4,259
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 3,100 2.800 08/01/28 3,070
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 3.150 02/01/29 2,000
Illinois Housing Development Authority Revenue Bonds 725 4.250 10/01/39 703
Illinois Housing Development Authority Revenue Bonds 2,405 4.375 10/01/41 2,406
Illinois Housing Development Authority Revenue Bonds 2,980 4.450 04/01/43 2,942
Illinois Housing Development Authority Revenue Bonds 565 4.700 10/01/44 566
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 3,400 3.350 02/01/48 3,395
Illinois Housing Development Authority Revenue Bonds 770 4.000 10/01/49 773
Illinois Housing Development Authority Revenue Bonds 1,600 3.000 04/01/51 1,573
Illinois Housing Development Authority Revenue Bonds 19,100 4.500 10/01/52 19,437
Illinois Housing Development Authority Revenue Bonds 10,970 6.000 10/01/55 11,878
Illinois Housing Development Authority Revenue Bonds 9,930 6.250 04/01/56 10,955
Illinois Housing Development Authority Revenue Bonds 2,995 6.250 10/01/56 3,310
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 947
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,014
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,015
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,007
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,436
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,658
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,218
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,191
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/43 5,358
Illinois State Toll Highway Authority Revenue Bonds 4,000 5.000 01/01/44 4,271
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 256

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 230
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 204
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 281
Lake County Community Consolidated School District No. 34 Antioch General
Obligation Unlimited 5,750 5.000 01/01/47 5,873
Metropolitan Pier and Exposition Authority Revenue Bonds 1,615 4.000 12/15/26 1,619
Metropolitan Pier and Exposition Authority Revenue Bonds 380 4.000 12/15/27 384
Metropolitan Pier and Exposition Authority Revenue Bonds 355 5.000 12/15/27 364
Metropolitan Pier and Exposition Authority Revenue Bonds 800 5.000 06/15/29 818
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 272
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 6,120
Zero
coupon 06/15/30 5,362
Metropolitan Pier and Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,327
Metropolitan Pier and Exposition Authority Revenue Bonds 555 5.000 12/15/31 566
Metropolitan Pier and Exposition Authority Revenue Bonds 600 5.000 12/15/33 609
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,841
Metropolitan Pier and Exposition Authority Revenue Bonds 500 5.000 12/15/34 507
Metropolitan Pier and Exposition Authority Revenue Bonds 540 4.700 12/15/37 425
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500 4.850 12/15/42 1,130
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,500
Zero
coupon 06/15/44 1,102
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 540
Zero
coupon 06/15/45 223
Metropolitan Pier and Exposition Authority Revenue Bonds 1,650 4.950 12/15/47 1,209
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 3,475
Zero
coupon 12/15/56 734
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,506
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 332
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 342
Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,435
Sales Tax Securitization Corp. Revenue Bonds 4,895 5.000 01/01/28 5,032
Sales Tax Securitization Corp. Revenue Bonds 10,035 5.000 01/01/29 10,487
Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,027
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,094
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,065
Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 684
Sales Tax Securitization Corp. Revenue Bonds 6,250 5.000 01/01/44 6,503
Sales Tax Securitization Corp. Revenue Bonds 2,000 5.000 01/01/45 2,071
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 775
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 499
South Sangamon Water Commission General Obligation Unlimited (µ) 530 4.000 01/01/34 531
South Sangamon Water Commission General Obligation Unlimited (µ) 470 4.000 01/01/35 471
South Sangamon Water Commission General Obligation Unlimited (µ) 530 4.000 01/01/37 521
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,472
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 851
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,006
Southwestern Illinois Development Authority Revenue Bonds (µ) 4,100 5.000 04/01/38 4,368
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 675 5.000 01/01/41 708
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ)(ae) 220 5.000 01/01/41 245

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 525 5.000 01/01/43 542
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 600 5.000 01/01/44 618
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 400 5.000 01/01/49 402
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,496
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 757
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,673
State of Illinois General Obligation Unlimited 11,210 5.000 11/01/28 11,480
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,265
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,321
State of Illinois General Obligation Unlimited 8,340 5.000 11/01/29 8,520
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,482
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 1,986
State of Illinois General Obligation Unlimited 600 5.500 05/01/30 630
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,336
State of Illinois General Obligation Unlimited 400 4.000 11/01/34 399
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 120
State of Illinois General Obligation Unlimited 650 5.000 05/01/38 690
State of Illinois General Obligation Unlimited 490 5.250 05/01/38 520
State of Illinois General Obligation Unlimited 1,375 5.000 05/01/39 1,456
State of Illinois General Obligation Unlimited 805 5.250 05/01/39 851
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 940
State of Illinois General Obligation Unlimited 550 5.000 05/01/40 576
State of Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,574
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 724
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 723
State of Illinois General Obligation Unlimited 700 5.000 12/01/45 714
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,167
Upper Illinois River Valley Development Authority Revenue Bonds 1,605 5.250 12/01/35 1,649
Upper Illinois River Valley Development Authority Revenue Bonds 3,075 5.250 12/01/36 3,149
Upper Illinois River Valley Development Authority Revenue Bonds 3,240 5.250 12/01/37 3,312
Upper Illinois River Valley Development Authority Revenue Bonds 2,985 5.250 12/01/38 3,047
Upper Illinois River Valley Development Authority Revenue Bonds (Þ) 410 5.625 03/01/43 364
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 617
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 627
Volo Village Special Service Area No. 3 and 6 Special Tax (µ) 1,094 5.000 03/01/34 1,095
Will County Forest Preserve District General Obligation Limited 500 5.000 12/15/41 533
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 380
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 818
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,097
591,237
Indiana - 0.9%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,094
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,633
Brownsburg 1999 School Building Corp. Revenue Bonds 1,900 5.000 07/15/42 1,989
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,087
City of Valparaiso Revenue Bonds (Þ) 2,260 4.500 01/01/34 2,295
City of Whiting Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/44 1,001
City of Whiting Revenue Bonds (~)(ae)(Ê) 5,065 4.000 11/01/47 5,069
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/27 410
Indiana Finance Authority Revenue Bonds 625 5.000 10/01/28 654

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds 570 5.000 10/01/29 607
Indiana Finance Authority Revenue Bonds 18 4.000 07/01/30 17
Indiana Finance Authority Revenue Bonds 905 3.000 11/01/30 896
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 825
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 728
Indiana Finance Authority Revenue Bonds 170 5.000 03/01/39 178
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 38
Indiana Finance Authority Revenue Bonds 290 5.000 03/01/41 303
Indiana Finance Authority Revenue Bonds 3,000 5.000 11/15/41 3,185
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,606
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 867
Indiana Finance Authority Revenue Bonds 1,100 5.000 09/15/46 1,067
Indiana Finance Authority Revenue Bonds 325 5.250 11/15/46 327
Indiana Finance Authority Revenue Bonds 750 4.250 03/01/49 659
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 397
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,410 5.000 10/01/54 4,744
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 440 5.000 10/01/57 479
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/59 4,866
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/64 1,365
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 1,780 2.900 03/01/29 1,773
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 615 3.300 01/01/45 616
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 300 5.000 01/01/39 325
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 460 5.000 01/01/40 496
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 800 5.000 07/15/40 857
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 820 5.000 01/01/41 881
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 825 5.000 07/15/41 880
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 500 5.000 01/01/42 535
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 1,000 5.000 07/15/42 1,061
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,724
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,630
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,086
South Bend Redevelopment Authority Revenue Bonds 2,735 4.000 08/01/38 2,715
South Bend Redevelopment Authority Revenue Bonds 270 4.250 08/01/43 266
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,047
Westfield-Washington Multi-School Building Corp. Revenue Bonds (µ) 2,000 5.000 07/15/42 2,112
65,390
Iowa - 0.7%
City of Coralville General Obligation Unlimited (µ) 1,010 5.000 06/01/43 1,025
City of Coralville Revenue Bonds 860 5.000 05/01/42 825
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,167
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 440
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 701
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,471
Iowa Finance Authority Revenue Bonds 3,570 4.750 08/01/42 3,573
Iowa Finance Authority Revenue Bonds 675 5.000 05/15/43 672
Iowa Finance Authority Revenue Bonds 2,500 4.500 07/01/44 2,463
Iowa Finance Authority Revenue Bonds 175 5.500 10/01/45 176
Iowa Finance Authority Revenue Bonds 375 5.000 05/15/47 352
Iowa Finance Authority Revenue Bonds 400 5.000 05/15/48 388
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/50 1,572
Iowa Finance Authority Revenue Bonds (ae) 1,000 5.000 12/01/50 1,105

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 2,545 5.000 12/01/50 2,813
Iowa Finance Authority Revenue Bonds 4,955 6.250 07/01/54 5,335
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 374
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 377
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 406
Iowa Higher Education Loan Authority Revenue Bonds 655 5.250 10/01/40 674
Iowa Higher Education Loan Authority Revenue Bonds 250 5.000 10/01/45 241
PEFA, Inc. Revenue Bonds 1,000 5.000 04/01/33 1,041
PEFA, Inc. Revenue Bonds 9,690 5.000 04/01/35 10,169
State of Iowa Board of Regents Revenue Bonds 7,000 4.125 09/01/42 6,730
State of Iowa Board of Regents Revenue Bonds 3,250 4.250 09/01/43 3,200
State of Iowa Board of Regents Revenue Bonds 3,500 4.375 09/01/45 3,429
West Des Moines Community School District Infrastructure Sales Services and Use
Tax Revenue Bonds (µ) 1,715 6.000 07/01/29 1,809
52,528
Kansas - 0.2%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,169
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,000 3.375 03/01/45 986
City of Garden Revenue Bonds (Þ) 340 4.000 06/01/29 340
City of Manhattan General Obligation Unlimited 2,210 5.000 11/01/40 2,359
City of Prairie Village Tax Allocation 555 3.125 04/01/36 512
City of Wichita Revenue Bonds (Þ) 1,000 4.125 09/01/33 977
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 87
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 165 5.000 09/01/28 168
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 6,795 5.000 06/01/43 6,839
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,001
Wyandotte County-Kansas City Unified Government Revenue Bonds 980 4.500 06/01/40 961
15,399
Kentucky - 1.9%
City of Pikeville Revenue Bonds 725 3.800 08/01/28 724
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,748
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 202
County of Trimble KY Revenue Bonds (~)(ae)(Ê) 4,000 1.300 09/01/44 3,875
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 744
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 761
Fayette County School District General Obligation Unlimited Notes 2,500 4.000 06/15/27 2,520
Kentucky Asset Liability Commission Revenue Bonds 3,015 5.000 09/01/26 3,020
Kentucky Bond Development Corp. Revenue Bonds 500 4.500 10/31/47 475
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,318
Kentucky Bond Development Corp. Revenue Bonds (~)(µ)(Ê) 3,305 3.100 08/15/55 3,305
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,786
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,001
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 327
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,105
Kentucky Housing Corp. Revenue Bonds 6,080 6.000 07/01/56 6,607
Kentucky Housing Corp. Revenue Bonds 2,325 6.250 07/01/56 2,592
Kentucky Interlocal School Transportation Association Certificate of Participation 200 4.000 03/01/27 201
Kentucky Municipal Energy Agency Revenue Bonds (µ) 1,150 5.000 01/01/45 1,212
Kentucky Public Energy Authority Revenue Bonds 10,000 5.000 12/01/33 10,131
Kentucky Public Energy Authority Revenue Bonds 6,000 5.000 06/01/34 6,142

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,011
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 473
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,290 5.250 04/01/54 8,751
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 33,760 5.000 01/01/55 35,138
Kentucky Public Energy Authority Revenue Bonds (~)(Ê) 1,500 5.000 05/01/55 1,552
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.250 06/01/55 5,264
Louisville/Jefferson County Metropolitan Government Revenue Bonds 1,400 5.000 10/01/27 1,433
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 781
Louisville/Jefferson County Metropolitan Government Revenue Bonds 4,250 2.000 10/01/33 3,621
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 875
Louisville/Jefferson County Metropolitan Government Revenue Bonds (µ) 2,350 4.000 10/01/40 2,267
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 868
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 584
Murray Independent School District Finance Corp. Revenue Bonds 2,165 5.000 08/01/37 2,377
Murray Independent School District Finance Corp. Revenue Bonds 2,275 5.000 08/01/38 2,480
Murray Independent School District Finance Corp. Revenue Bonds 2,395 5.000 08/01/39 2,573
Murray Independent School District Finance Corp. Revenue Bonds 2,000 5.000 08/01/40 2,145
Murray Independent School District Finance Corp. Revenue Bonds 1,500 5.000 08/01/41 1,602
Murray Independent School District Finance Corp. Revenue Bonds 2,910 4.000 08/01/43 2,763
Murray Independent School District Finance Corp. Revenue Bonds 3,100 4.000 08/01/44 2,913
Murray Independent School District Finance Corp. Revenue Bonds 2,920 4.125 08/01/45 2,750
136,017
Louisiana - 1.6%
Capital Area Finance Authority Revenue Bonds 2,000 5.500 04/01/57 2,137
City of New Orleans General Obligation Limited 3,130 4.000 10/01/37 2,980
City of New Orleans General Obligation Unlimited 1,085 5.000 12/01/29 1,141
City of New Orleans General Obligation Unlimited 660 5.000 12/01/30 700
City of New Orleans General Obligation Unlimited 370 5.000 12/01/32 394
City of New Orleans General Obligation Unlimited 950 5.000 12/01/33 1,017
City of New Orleans General Obligation Unlimited 2,000 5.000 12/01/46 2,016
City of New Orleans Sewerage Service Revenue Bonds (µ) 325 4.000 06/01/37 317
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/38 338
City of New Orleans Sewerage Service Revenue Bonds (µ) 400 4.000 06/01/39 381
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 342
City of Shreveport General Obligation Unlimited (µ) 275 5.250 03/01/37 300
City of Shreveport General Obligation Unlimited (µ) 250 5.250 03/01/39 271
City of Shreveport General Obligation Unlimited (µ) 1,000 5.000 03/01/41 1,052
City of Shreveport General Obligation Unlimited (µ) 770 5.250 03/01/42 823
City of Shreveport Water and Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,786
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 24,165 2.950 08/01/35 24,165
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 8,530 2.950 12/01/40 8,530
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 2,068 2.950 12/01/51 2,068
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 354
Juban Crossing Economic Development District Revenue Bonds 340 5.000 09/15/38 363
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 75
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 287
Lafayette Parish School Board Sale Tax Revenue Bonds 840 5.500 04/01/45 937
Louisiana Correctional Facilities Corp. Revenue Bonds 1,000 4.000 10/01/42 950
Louisiana Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.750 02/01/28 2,006
Louisiana Housing Corp. Revenue Bonds 3,230 4.750 06/01/40 3,318
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 290 4.250 11/15/30 291

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 7,050 3.500 11/01/32 6,783
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 5,052
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 450 5.000 11/15/44 429
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,521
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/33 2,485
Louisiana Public Facilities Authority Revenue Bonds 5,000 5.000 05/15/30 5,275
Louisiana Public Facilities Authority Revenue Bonds 935 5.000 10/01/32 966
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 796
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,015
Louisiana Public Facilities Authority Revenue Bonds 1,625 4.000 10/01/36 1,480
Louisiana Public Facilities Authority Revenue Bonds 250 5.000 05/15/42 251
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 92
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,576
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,350 5.250 12/01/52 1,423
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 4,500 3.000 05/01/54 4,500
Louisiana Stadium and Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,123
Louisiana Stadium and Exposition District Revenue Bonds 200 5.000 07/01/38 213
New Orleans Aviation Board Revenue Bonds 1,500 5.000 01/01/39 1,558
Parish of East Baton Rouge Capital Improvements District Revenue Bonds 4,000 5.000 08/01/46 4,169
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 6.100 12/01/40 1,089
Parish of St. James Revenue Bonds (~)(ae)(Ê) 750 3.700 08/01/41 753
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 6,000 3.000 06/01/37 6,026
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,004
Port New Orleans Board of Commissioners Revenue Bonds 825 5.250 04/01/55 852
Rapides Parish School District No. 52 Pineville General Obligation Unlimited (µ) 240 5.250 03/01/40 262
115,032
Maine - 0.1%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 767
Finance Maine Port Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 07/01/65 2,713
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 293
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 370
Maine State Housing Authority Revenue Bonds 2,000 6.000 11/15/56 2,167
6,310
Maryland - 0.9%
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,749
City of Baltimore Revenue Bonds 130 4.500 06/01/33 135
City of Baltimore Revenue Bonds 100 4.875 06/01/42 101
City of Baltimore Revenue Bonds 1,750 5.000 07/01/44 1,732
City of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,013
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 676
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 588
County of Baltimore Revenue Bonds 85 4.000 01/01/32 86
County of Baltimore Revenue Bonds 70 4.000 01/01/33 70
County of Baltimore Revenue Bonds 235 4.000 01/01/34 229
County of Baltimore Revenue Bonds 405 4.000 01/01/37 385
County of Baltimore Revenue Bonds 1,300 4.000 01/01/38 1,260
County of Baltimore Revenue Bonds 365 4.000 01/01/39 350
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,311
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,552

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Frederick Tax Allocation 575 3.250 07/01/29 568
County of Frederick Tax Allocation 500 3.750 07/01/39 446
County of Howard Tax Allocation 650 5.000 02/15/44 668
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 276
Maryland Community Development Administration Revenue Bonds 700 3.300 01/01/29 701
Maryland Community Development Administration Revenue Bonds 575 3.700 01/01/29 583
Maryland Community Development Administration Revenue Bonds 1,790 2.700 03/01/29 1,759
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,071
Maryland Department of Housing and Community Development Revenue Bonds 1,750 4.450 07/01/44 1,698
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,651
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,049
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,308
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,760 5.000 07/01/37 4,053
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,570 4.250 07/01/39 3,542
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,945 4.250 07/01/40 1,918
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/43 3,161
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/45 3,124
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 3,000 5.000 07/01/45 3,178
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 4,000 5.000 07/01/46 4,138
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 10/01/50 1,254
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,500 5.000 08/15/56 2,699
Montgomery County Housing Opportunities Commission Revenue Bonds 3,000 3.850 07/01/34 2,961
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,022
State of Maryland General Obligation Unlimited 3,000 5.000 03/15/37 3,253
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,191
65,509
Massachusetts - 1.1%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,134
Commonwealth of Massachusetts General Obligation Limited 3,490 2.000 03/01/37 2,719
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 765
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,562
Commonwealth of Massachusetts General Obligation Limited 810 5.000 08/01/49 841
Commonwealth of Massachusetts General Obligation Limited 3,500 5.000 10/01/51 3,602
Commonwealth of Massachusetts General Obligation Limited 2,200 5.000 08/01/52 2,272
Commonwealth of Massachusetts General Obligation Unlimited 2,350 5.250 10/01/47 2,465
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 3,000
Zero
coupon 07/01/31 2,522
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 5,000 5.250 07/01/48 5,160
Massachusetts Development Finance Agency Revenue Bonds (Þ) 625 5.000 11/15/28 641
Massachusetts Development Finance Agency Revenue Bonds 1,335 5.250 09/01/30 1,419
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,203
Massachusetts Development Finance Agency Revenue Bonds 820 5.000 03/01/32 864
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,243
Massachusetts Development Finance Agency Revenue Bonds 1,160 5.250 09/01/33 1,257
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 752
Massachusetts Development Finance Agency Revenue Bonds (Þ) 450 4.250 07/01/34 454
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 836
Massachusetts Development Finance Agency Revenue Bonds 575 5.250 09/01/36 626
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 389
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 473
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/38 401

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/38 1,646
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 481
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/39 175
Massachusetts Development Finance Agency Revenue Bonds 2,000 5.000 10/01/39 2,184
Massachusetts Development Finance Agency Revenue Bonds 590 5.500 09/01/40 635
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/40 1,626
Massachusetts Development Finance Agency Revenue Bonds 330 5.250 01/01/41 341
Massachusetts Development Finance Agency Revenue Bonds (~)(ae)(Ê) 1,510 3.300 07/01/41 1,517
Massachusetts Development Finance Agency Revenue Bonds 900 5.250 01/01/42 927
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 401
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.500 10/01/42 1,279
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/44 1,058
Massachusetts Development Finance Agency Revenue Bonds 500 5.000 10/01/45 527
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,650 5.000 07/01/46 1,618
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 10/01/46 419
Massachusetts Development Finance Agency Revenue Bonds 2,185 5.250 07/01/50 2,236
Massachusetts Development Finance Agency Revenue Bonds 825 5.250 07/01/55 810
Massachusetts Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 2,400 2.780 07/01/31 2,400
Massachusetts Housing Finance Agency Revenue Bonds 9,000 6.250 12/01/55 9,804
Massachusetts Port Authority Revenue Bonds 1,250 5.000 07/01/37 1,354
Massachusetts Port Authority Revenue Bonds 1,000 5.000 07/01/38 1,076
Town of Canton General Obligation Unlimited Notes 9,455 3.500 08/13/26 9,457
79,571
Michigan - 1.1%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 755
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,066
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 81
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 87
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 362
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 63
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 841
City of Detroit General Obligation Unlimited 140 5.000 04/01/30 147
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 799
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 645
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 792
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 500
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 977
City of Detroit General Obligation Unlimited 915 5.000 04/01/34 962
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 349
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 157
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 369
City of Detroit General Obligation Unlimited 350 5.000 04/01/38 362
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 258
City of Detroit General Obligation Unlimited 700 5.000 04/01/46 703
City of Detroit General Obligation Unlimited 1,450 5.000 04/01/50 1,421
City of Detroit Sewage Disposal System Revenue Bonds (~)(µ)(Ê) 9,600 3.271 07/01/32 9,565
Detroit Downtown Development Authority Tax Allocation 1,440 5.000 07/01/48 1,431
Detroit Regional Convention Facility Authority Revenue Bonds 1,105 5.000 10/01/39 1,172
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 929
Four Lakes District Special Assessment (µ) 2,145 5.000 06/01/39 2,262
Four Lakes District Special Assessment (µ) 2,075 5.125 06/01/44 2,182

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Gobles Public Schools General Obligation Unlimited 675 5.250 05/01/48 712
Gobles Public Schools General Obligation Unlimited 525 5.250 05/01/51 547
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 1,050 4.000 05/15/27 1,055
Grand Rapids Economic Development Corp. Revenue Bonds 1,645 4.125 11/01/30 1,645
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 103
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,260
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,249
Great Lakes Water Authority Water Supply System Revenue Bonds (~)(ae)(Ê) 1,000 3.450 07/01/56 994
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 350 3.900 08/15/31 351
Lansing Board of Water and Light Revenue Bonds (~)(ae)(Ê) 1,100 5.000 07/01/51 1,181
Michigan Finance Authority Revenue Bonds 555 5.250 02/01/27 559
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 286
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,505
Michigan Finance Authority Revenue Bonds (ae) 7,385 3.750 12/01/38 7,511
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,293
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 693
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,405
Michigan Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 6,495 3.875 12/01/44 6,524
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 370
Michigan State Building Authority Revenue Bonds 1,470 5.000 04/15/41 1,474
Michigan State Housing Development Authority Revenue Bonds 500 4.000 12/01/39 481
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 5,790 3.625 04/01/42 5,794
Michigan State Housing Development Authority Revenue Bonds 265 4.450 10/01/44 257
Michigan State Housing Development Authority Revenue Bonds 1,000 4.350 12/01/44 966
Michigan State Housing Development Authority Revenue Bonds 750 4.450 12/01/49 718
Michigan State Housing Development Authority Revenue Bonds 2,820 6.250 06/01/55 3,062
Michigan State Housing Development Authority Revenue Bonds 1,250 6.000 12/01/56 1,367
Michigan Strategic Fund Revenue Bonds (Þ) 690 4.250 10/01/36 680
Michigan Strategic Fund Revenue Bonds 2,300 5.000 12/31/43 2,273
Summit Academy North Revenue Bonds 780 4.000 11/01/31 745
81,297
Minnesota - 1.4%
City of Apple Valley Revenue Bonds 475 5.375 09/01/45 476
City of Crookston Health Care Facilities Authority Revenue Bonds 2,410 5.000 05/01/34 1,790
City of Rochester Health Care Facilities Authority Revenue Bonds (~)(µ)(Ê) 1,100 2.650 11/15/64 1,100
City of Rochester Health Care Facilities Authority Revenue Bonds (~)(Ê) 21,300 2.850 04/01/66 21,300
City of St. Cloud Minnesota Health Care Revenue Bonds 175 5.000 05/01/48 177
City of St. Cloud Minnesota Health Care Revenue Bonds 250 4.000 05/01/49 227
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 965 4.250 12/01/32 940
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 453
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 515
Duluth Economic Development Authority Revenue Bonds 390 4.000 06/15/38 379
Duluth Economic Development Authority Revenue Bonds 250 4.000 06/15/39 239
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,651
Metropolitan Council General Obligation Unlimited 7,265 5.000 03/01/39 8,100
Minnesota Health and Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Health and Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Health and Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Health and Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Health and Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 40
Minnesota Health and Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 29

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Minnesota Housing Finance Agency Revenue Bonds 2,770 6.500 07/01/54 2,979
Minnesota Housing Finance Agency Revenue Bonds 11,555 6.250 01/01/55 12,568
Minnesota Housing Finance Agency Revenue Bonds 20,080 6.250 07/01/55 21,918
Minnesota Housing Finance Agency Revenue Bonds 2,495 6.250 01/01/56 2,692
Minnesota Municipal Gas Agency Revenue Bonds 14,630 5.000 09/01/35 14,966
Minnesota Rural Water Finance Authority, Inc. Revenue Notes 4,175 2.875 01/01/28 4,168
Minnetonka Independent School District No. 276 General Obligation Unlimited 1,350
Zero
coupon 02/01/41 752
Minnetonka Independent School District No. 276 General Obligation Unlimited 1,730
Zero
coupon 02/01/43 865
Minnetonka Independent School District No. 276 General Obligation Unlimited 2,300
Zero
coupon 02/01/45 1,027
Rum River Special Education Cooperative Certificate of Participation 350 5.000 02/01/35 363
Woodbury Housing and Redevelopment Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.200 02/01/46 1,001
103,825
Mississippi - 1.6%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,492
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 14,465 2.070 12/01/30 14,465
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 32,378 2.950 12/01/30 32,378
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 29,455 3.150 12/01/30 29,455
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 18,480 2.950 11/01/35 18,480
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 4,500 2.950 06/01/43 4,500
Mississippi Development Bank Revenue Bonds (Þ) 200 5.000 10/01/27 202
Mississippi Development Bank Revenue Bonds (Þ) 225 5.000 10/01/28 228
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/29 178
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,001
Mississippi Development Bank Revenue Bonds (µ) 570 5.000 03/01/36 615
Mississippi Development Bank Revenue Bonds 1,330 5.250 06/01/41 1,439
Mississippi Development Bank Revenue Bonds 1,000 5.250 06/01/43 1,075
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 325 5.000 11/01/28 333
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 2,250 3.625 06/01/43 2,249
Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (ae) 2,000 5.000 09/01/36 2,003
State of Mississippi General Obligation Unlimited 1,965 4.000 06/01/36 1,990
State of Mississippi General Obligation Unlimited 1,000 4.000 11/01/38 992
113,075
Missouri - 1.0%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,011
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 143
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 87
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 92
City of Sikeston Certificate of Participation 1,000 5.000 09/01/39 1,036
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,002
City of St. Louis Industrial Development Authority (The) Revenue Bonds 50 4.875 06/15/34 50
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,121
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,450
County of Phelps Revenue Bonds 1,225 5.000 12/01/35 1,312
County of Phelps Revenue Bonds 1,010 5.000 12/01/40 1,055
County of Phelps Revenue Bonds 1,000 5.750 12/01/45 1,084
Kansas City Industrial Development Authority Revenue Bonds (Þ) 275 5.000 06/01/46 276
Kansas City Industrial Development Authority Revenue Bonds (Þ) 860 5.000 06/01/54 819
Kansas City Municipal Assistance Corp. Revenue Bonds (µ) 3,000
Zero
coupon 04/15/31 2,535
Maryland Heights Industrial Development Authority Revenue Bonds 515 4.375 03/15/30 486

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,184
Missouri Housing Development Commission Revenue Bonds 4,365 5.750 05/01/56 4,673
Missouri Housing Development Commission Revenue Bonds 7,130 6.000 05/01/56 7,702
Missouri Housing Development Commission Revenue Bonds 8,500 5.750 05/01/57 9,248
Missouri Housing Development Commission Revenue Bonds 3,000 6.000 05/01/57 3,304
Missouri Southern State University Revenue Bonds 25 3.000 10/01/26 25
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 125
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,165 5.000 02/01/31 1,206
Missouri State Health and Educational Facilities Authority Revenue Bonds 125 4.000 02/15/37 123
Missouri State Health and Educational Facilities Authority Revenue Bonds 215 4.000 02/15/38 212
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/39 1,028
Missouri State Health and Educational Facilities Authority Revenue Bonds 50 4.000 08/01/41 43
Missouri State Health and Educational Facilities Authority Revenue Bonds 4,025 4.000 02/01/42 3,593
Missouri State Health and Educational Facilities Authority Revenue Bonds 700 5.250 02/01/44 715
Missouri State Health and Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 322
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 05/01/52 5,171
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 6,935
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,047
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,124
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,003
69,342
Montana - 0.3%
City of Forsyth Revenue Bonds 5,370 3.875 07/01/28 5,424
City of Forsyth Revenue Bonds (~)(Ê) 2,035 3.900 03/01/31 2,006
City of Kalispell Revenue Bonds 1,050 4.625 05/15/31 1,052
County of Gallatin Revenue Bonds (Þ) 2,420 4.000 10/15/32 1,985
County of Gallatin Revenue Bonds (Þ) 450 4.000 10/15/36 351
County of Gallatin Revenue Bonds (Þ) 655 4.000 10/15/41 453
Montana Board of Housing Revenue Bonds (~)(ae)(Ê) 325 3.320 07/01/46 325
Montana Board of Housing Revenue Bonds 1,095 5.750 06/01/55 1,160
Montana Board of Housing Revenue Bonds 4,500 5.750 06/01/56 4,825
Montana Facility Finance Authority Health Care Facilities Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/56 1,089
18,670
Nebraska - 0.2%
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 3,000 5.000 05/01/53 3,105
Central Plains Energy Project Revenue Bonds (~)(Ê) 1,500 5.000 08/01/55 1,580
Nebraska Investment Finance Authority Revenue Bonds 3,000 4.700 09/01/46 2,998
Nebraska State Highway Commission Revenue Bonds 1,100 4.000 06/15/41 1,074
Nebraska State Highway Commission Revenue Bonds 385 4.000 06/15/42 374
Omaha Airport Authority Revenue Bonds 1,250 5.000 12/15/37 1,345
Omaha Airport Authority Revenue Bonds 1,300 5.250 12/15/45 1,375
Omaha Airport Authority Revenue Bonds 1,300 5.250 12/15/46 1,364
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,435
Sarpy County School District No. 1 General Obligation Unlimited 525 2.750 09/01/27 522
15,172
Nevada - 0.4%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 87
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 427
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,860 5.000 12/01/44 1,875
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,300
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 222

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 105
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,309
County of Clark General Obligation Limited 6,620 3.000 11/01/33 6,464
County of Humboldt Revenue Bonds 755 3.550 10/01/29 761
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,995 3.625 03/01/36 1,988
Henderson Local Improvement Districts Special Assessment 165 3.000 09/01/36 141
Las Vegas Convention and Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,467
Las Vegas Convention and Visitors Authority Revenue Bonds 3,650 4.000 07/01/49 3,162
Nevada Department of Business and Industry Revenue Bonds (Þ) 330 4.500 12/15/29 330
Nevada Housing Division Revenue Bonds (~)(ae)(Ê) 300 5.000 07/01/28 306
State of Nevada Department of Business and Industry Revenue Bonds 85 5.000 07/15/27 85
State of Nevada Highway Improvement Revenue Bonds 2,850 3.000 12/01/39 2,506
State of Nevada Highway Improvement Revenue Bonds 1,000 3.000 12/01/41 843
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 877
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 203
30,458
New Hampshire - 1.4%
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,881 5.300 12/01/32 1,876
New Hampshire Business Finance Authority Revenue Bonds (Þ) 277 4.875 12/01/33 272
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,750
Zero
coupon 12/15/34 1,010
New Hampshire Business Finance Authority Revenue Bonds 5,615 3.625 08/20/39 5,280
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,850 4.180 11/20/39 8,519
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 686
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 5,223 4.085 01/20/41 4,999
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,554 4.794 02/20/41 8,557
New Hampshire Business Finance Authority Revenue Bonds 6,970 4.250 07/20/41 6,652
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 18,219 4.219 11/20/42 17,274
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê) 2,996 4.400 02/20/43 2,970
New Hampshire Business Finance Authority Revenue Bonds 1,805 5.250 07/01/44 1,836
New Hampshire Business Finance Authority Revenue Bonds 3,765 5.250 07/01/49 3,701
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,386 4.162 10/01/51 8,000
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 1,991
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,765
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,155 5.000 08/01/35 2,197
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,375 5.000 08/01/37 2,418
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,047
New Hampshire Health and Education Facilities Authority Act Revenue Bonds (~)
(ae)(Ê) 1,600 3.300 06/01/40 1,600
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,480 5.000 08/01/40 1,488
New Hampshire Housing Finance Authority Revenue Bonds 1,445 6.250 01/01/55 1,552
New Hampshire Housing Finance Authority Revenue Bonds 5,885 6.500 01/01/56 6,511
New Hampshire Housing Finance Authority Revenue Bonds 5,220 6.500 07/01/56 5,799
98,000
New Jersey - 3.0%
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 320
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 340
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 276
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,150 5.750 10/15/48 1,282
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,000 5.750 10/15/55 1,084
New Jersey Economic Development Authority Revenue Bonds 405 5.000 07/01/27 406
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,010

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 341
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 680
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,067
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 348
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,018
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 315
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 357
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 355
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.000 06/15/41 908
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 408
New Jersey Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,675 3.750 04/01/59 1,660
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 1,988
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 3,867
New Jersey Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 6,900 5.000 07/01/64 7,739
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,653
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,001
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(µ)(Ê) 37,580 2.800 07/01/61 37,580
New Jersey Higher Education Student Assistance Authority Revenue Bonds 1,000 5.000 12/01/36 1,057
New Jersey Higher Education Student Assistance Authority Revenue Bonds 7,000 4.250 12/01/46 6,881
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,909
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 3,250 3.375 11/01/27 3,251
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,116
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,100
Zero
coupon 12/15/26 2,076
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,338
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,465
Zero
coupon 12/15/29 1,312
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,607
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 736
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320
Zero
coupon 12/15/31 263
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,250 4.000 12/15/31 1,263
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,546
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 4,775
Zero
coupon 12/15/33 3,622
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,208
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,302
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,200
Zero
coupon 12/15/35 3,590
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000
Zero
coupon 12/15/35 1,386
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,160 5.000 12/15/35 1,197
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860
Zero
coupon 12/15/36 9,794
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,460 5.000 12/15/36 1,503
New Jersey Transportation Trust Fund Authority Revenue Bonds 32,350
Zero
coupon 12/15/37 20,202
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,335 4.000 06/15/38 3,252
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,050 5.000 06/15/38 5,463
New Jersey Transportation Trust Fund Authority Revenue Bonds 10,125
Zero
coupon 12/15/38 5,962
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 685
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,152

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 13,730
Zero
coupon 12/15/39 7,800
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,940
Zero
coupon 12/15/40 2,100
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,174
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,072
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 968
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,000 5.000 06/15/42 7,453
New Jersey Transportation Trust Fund Authority Revenue Bonds 4,965 4.250 06/15/44 4,764
New Jersey Turnpike Authority Revenue Bonds 3,755 5.000 01/01/27 3,784
New Jersey Turnpike Authority Revenue Bonds 1,250 5.000 01/01/31 1,330
New Jersey Turnpike Authority Revenue Bonds 1,000 5.000 01/01/32 1,077
New Jersey Turnpike Authority Revenue Bonds 750 5.000 01/01/33 816
New Jersey Turnpike Authority Revenue Bonds 750 5.000 01/01/34 817
New Jersey Turnpike Authority Revenue Bonds 400 5.000 01/01/35 439
New Jersey Turnpike Authority Revenue Bonds 3,000 5.000 01/01/42 3,180
New Jersey Turnpike Authority Revenue Bonds 3,250 5.000 01/01/44 3,454
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 677
Randolph Township School District General Obligation Unlimited 495 1.000 08/01/26 495
Randolph Township School District General Obligation Unlimited 735 1.000 08/01/27 722
Randolph Township School District General Obligation Unlimited 800 1.000 08/01/28 770
Randolph Township School District General Obligation Unlimited 665 1.000 08/01/29 627
Randolph Township School District General Obligation Unlimited 1,725 1.000 08/01/30 1,589
Randolph Township School District General Obligation Unlimited 1,785 1.000 08/01/31 1,604
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,426
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/39 1,080
Township of Belleville General Obligation Unlimited 1,265 4.000 07/06/27 1,269
219,163
New Mexico - 0.3%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,120
City of Farmington Revenue Bonds (~)(ae)(Ê) 8,305 3.875 06/01/40 8,392
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,375 3.900 06/01/40 1,386
New Mexico Mortgage Finance Authority Revenue Bonds 490 4.700 09/01/49 497
New Mexico Mortgage Finance Authority Revenue Bonds 3,225 3.000 07/01/52 3,151
New Mexico Mortgage Finance Authority Revenue Bonds 1,525 5.750 03/01/54 1,614
New Mexico Mortgage Finance Authority Revenue Bonds 5,855 5.500 03/01/57 6,257
New Mexico Mortgage Finance Authority Revenue Bonds 1,000 5.750 03/01/57 1,072
Santa Fe Public School District General Obligation Unlimited 1,000 5.000 08/01/27 1,022
24,511
New York - 8.9%
Albany Capital Resource Corp. Revenue Bonds (Æ)(Ø) 680 4.000 06/01/29 411
Allegany County Capital Resource Corp. Revenue Bonds 250 5.250 04/01/39 263
Allegany County Capital Resource Corp. Revenue Bonds 750 5.250 04/01/54 755
Brooklyn Arena Local Development Corp. Revenue Bonds 1,845 5.000 07/15/42 1,846
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 665 5.500 05/01/35 704
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 2,250 6.250 05/01/45 2,376
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 110
Build NYC Resource Corp. Revenue Bonds 1,290 5.000 12/15/31 1,285
Build NYC Resource Corp. Revenue Bonds 390 4.000 06/15/32 375
Build NYC Resource Corp. Revenue Bonds 375 5.000 07/01/32 388
Build NYC Resource Corp. Revenue Bonds (Þ) 245 5.000 06/15/33 246
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 575

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 448
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 596
Build NYC Resource Corp. Revenue Bonds (Þ) 125 5.000 09/01/39 124
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 635
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/44 97
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,576
City of New York General Obligation Unlimited 5 5.000 06/01/34 5
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,280
City of New York General Obligation Unlimited (~)(µ)(Ê) 750 3.000 04/01/38 750
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,670
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,133
City of New York General Obligation Unlimited 275 5.000 03/01/44 277
City of New York General Obligation Unlimited (µ) 3,000 5.000 09/01/44 3,129
City of New York General Obligation Unlimited 2,390 5.250 02/01/45 2,551
City of New York General Obligation Unlimited 3,215 5.250 03/01/47 3,371
City of New York General Obligation Unlimited (µ) 2,785 5.000 09/01/47 2,846
City of New York General Obligation Unlimited (~)(Ê) 100 2.950 09/01/49 100
City of New York General Obligation Unlimited (~)(Ê) 10,760 2.950 02/01/55 10,760
Clinton County Capital Resource Corp. Revenue Bonds (Þ) 460 5.000 07/01/37 500
Empire State Development Corp. Revenue Bonds 1,000 4.000 03/15/39 956
Empire State Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,335
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 22,075 4.016 08/25/41 21,866
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 12,490 4.773 12/25/42 12,284
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 7,000 5.059 01/25/43 7,146
Genesee County Funding Corp. (The) Revenue Bonds 650 5.000 12/01/29 680
Geneva Development Corp. Revenue Bonds 1,435 5.000 02/01/43 1,511
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/39 5,295
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,321
Hudson Yards Infrastructure Corp. Revenue Bonds 4,520 5.000 02/15/45 4,537
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 2,625 4.000 02/15/47 2,329
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 765
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,018
Long Island Power Authority Revenue Bonds 2,000 5.000 09/01/47 2,017
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 5,555 3.000 09/01/49 5,371
Long Island Power Authority Revenue Bonds (~)(Ê) 3,350 1.000 09/01/51 3,349
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 2,350 5.000 09/01/52 2,379
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,374
Marathon Central School District General Obligation Unlimited Notes 3,515 4.000 07/22/27 3,545
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 415 3.046 11/01/26 413
Metropolitan Transportation Authority Revenue Bonds 190 5.000 11/15/27 191
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,364
Metropolitan Transportation Authority Revenue Bonds 1,095 5.000 11/15/29 1,145
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 594
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 101
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 344
Metropolitan Transportation Authority Revenue Bonds 2,800
Zero
coupon 11/15/33 2,101
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 452
Metropolitan Transportation Authority Revenue Bonds 3,215 5.000 11/15/39 3,434
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 760
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,468
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,490

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 15,700 4.750 11/15/45 15,745
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,645
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,283
Metropolitan Transportation Authority Revenue Bonds 2,375 5.000 11/15/47 2,442
Metropolitan Transportation Authority Revenue Bonds 4,625 5.250 11/15/49 4,782
Metropolitan Transportation Authority Revenue Bonds (~)(µ)(Ê) 5,850 2.950 11/15/50 5,850
Metropolitan Transportation Dedicated Tax Fund Authority Special Tax 2,455 5.000 11/15/49 2,526
New York and New Jersey Port Authority Revenue Bonds 2,000 5.000 01/15/36 2,136
New York and New Jersey Port Authority Revenue Bonds 6,015 5.000 07/15/36 6,385
New York and New Jersey Port Authority Revenue Bonds 1,130 5.000 01/15/37 1,204
New York and New Jersey Port Authority Revenue Bonds 2,250 5.000 12/01/37 2,383
New York and New Jersey Port Authority Revenue Bonds 1,000 5.000 08/01/39 1,074
New York and New Jersey Port Authority Revenue Bonds 2,000 5.000 01/15/40 2,198
New York and New Jersey Port Authority Revenue Bonds 1,000 5.000 08/01/40 1,074
New York and New Jersey Port Authority Revenue Bonds 3,000 4.000 09/01/43 2,717
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,548
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 3,365 3.100 11/01/45 3,289
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,045 3.400 11/01/62 5,038
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 2,400 3.400 11/01/64 2,406
New York City Housing Development Corp. Revenue Bonds (~)(Ê) 5,275 3.750 05/01/65 5,301
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 2,625 3.150 05/01/66 2,602
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 275
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,744
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 400
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 285
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 299
New York City Industrial Development Agency Revenue Bonds 1,075 4.000 03/01/45 990
New York City Municipal Water Finance Authority Revenue Bonds 4,745 5.000 06/15/38 5,284
New York City Municipal Water Finance Authority Revenue Bonds 5,050 4.000 06/15/40 4,918
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,826
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 11,200 3.050 06/15/43 11,200
New York City Municipal Water Finance Authority Revenue Bonds 1,750 5.000 06/15/44 1,878
New York City Municipal Water Finance Authority Revenue Bonds 7,500 5.000 06/15/46 7,861
New York City Municipal Water Finance Authority Revenue Bonds 6,275 5.250 06/15/47 6,622
New York City Municipal Water Finance Authority Revenue Bonds 2,475 5.000 06/15/48 2,565
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/56 5,096
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,680 5.000 07/15/36 3,019
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,215 5.000 11/01/28 1,274
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.000 11/01/32 1,095
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,015 5.000 11/01/38 1,094
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.500 05/01/40 1,101
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,750 5.000 02/01/41 2,941
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.000 11/01/41 1,069
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,265 5.000 05/01/42 2,408
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,289
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 7,500 5.000 11/01/42 7,969
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,500 5.000 02/01/43 3,734
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 9,750 5.000 11/01/43 10,428
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 200 3.050 11/01/44 200
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 159
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,038

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 4,630 5.250 11/01/45 4,954
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,150 5.000 11/01/46 2,236
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,700 5.250 02/01/47 2,806
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 20,295 5.250 05/01/48 20,921
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 4,000 5.500 11/01/49 4,266
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 12,000 2.950 11/01/54 12,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 25,475 2.950 05/01/55 25,475
New York Convention Center Development Corp. Revenue Bonds (µ) 6,985
Zero
coupon 11/15/40 3,693
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,491
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 750
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,101
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,143
New York Liberty Development Corp. Revenue Bonds (Þ) 7,160 5.000 11/15/44 7,160
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 675
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,094
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 443
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 498
New York State Dormitory Authority Revenue Bonds (ae) 450 5.000 02/15/27 450
New York State Dormitory Authority Revenue Bonds 2,015 5.000 03/15/30 2,019
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 15
New York State Dormitory Authority Revenue Bonds 1,310 3.450 11/15/31 1,260
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/32 1,452
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 105
New York State Dormitory Authority Revenue Bonds 1,500 5.000 10/01/32 1,574
New York State Dormitory Authority Revenue Bonds 250 5.000 07/01/33 253
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 84
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,673
New York State Dormitory Authority Revenue Bonds 200 4.000 07/01/35 178
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 94
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 83
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 66
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,746
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 95
New York State Dormitory Authority Revenue Bonds 2,000 5.000 10/01/37 2,065
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 478
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,235
New York State Dormitory Authority Revenue Bonds 3,655 5.000 07/01/38 3,613
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 71
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 976
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 4,908
New York State Dormitory Authority Revenue Bonds 500 5.250 05/01/39 520
New York State Dormitory Authority Revenue Bonds (µ) 3,000 5.000 07/01/39 3,199
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 79
New York State Dormitory Authority Revenue Bonds 7,285 5.000 02/15/40 7,369
New York State Dormitory Authority Revenue Bonds (ae) 10 5.000 02/15/40 10
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,050
New York State Dormitory Authority Revenue Bonds 100 5.250 05/01/40 104
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 88
New York State Dormitory Authority Revenue Bonds (µ) 1,360 5.000 07/01/40 1,472
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 93

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,183
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,336
New York State Dormitory Authority Revenue Bonds 625 5.250 05/01/41 648
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 103
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 5,868
New York State Dormitory Authority Revenue Bonds 525 5.250 05/01/42 543
New York State Dormitory Authority Revenue Bonds (µ) 1,500 5.250 07/01/42 1,635
New York State Dormitory Authority Revenue Bonds 2,100 4.000 03/15/43 1,998
New York State Dormitory Authority Revenue Bonds (µ) 500 5.250 07/01/43 537
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 10/01/43 1,064
New York State Dormitory Authority Revenue Bonds (µ) 500 5.250 07/01/44 536
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 931
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 343
New York State Dormitory Authority Revenue Bonds (µ) 600 5.250 07/01/45 640
New York State Dormitory Authority Revenue Bonds 9,060 4.000 02/15/47 8,188
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 4,841
New York State Dormitory Authority Revenue Bonds 12,000 5.000 03/15/48 12,445
New York State Dormitory Authority Revenue Bonds 7,100 5.250 03/15/49 7,459
New York State Energy Research and Development Authority Revenue Bonds 2,900 4.000 04/01/34 2,940
New York State Energy Research and Development Authority Revenue Bonds (~)(ae)
(Ê) 3,500 3.450 05/15/45 3,471
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,865 3.350 06/15/54 1,854
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,375 3.450 06/15/54 1,367
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 220 1.100 11/01/61 216
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.600 11/01/64 3,009
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,000 3.150 05/01/66 3,961
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,000 3.350 05/01/66 987
New York State Thruway Authority Revenue Bonds 7,615 5.000 09/15/39 8,310
New York State Thruway Authority Revenue Bonds 2,400 5.000 09/15/44 2,568
New York State Thruway Authority Revenue Bonds 2,950 4.000 01/01/45 2,748
New York State Thruway Authority Revenue Bonds 2,470 5.000 09/15/46 2,617
New York State Thruway Authority Revenue Bonds 1,600 5.000 01/01/53 1,637
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 12/01/28 1,044
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,020
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,314
New York Transportation Development Corp. Revenue Bonds 3,000 4.000 07/01/33 2,945
New York Transportation Development Corp. Revenue Bonds 950 5.000 12/01/34 1,004
New York Transportation Development Corp. Revenue Bonds (µ) 4,680 4.000 07/01/35 4,545
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 10/01/35 3,106
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/35 525
New York Transportation Development Corp. Revenue Bonds 2,000 5.000 01/01/36 2,026
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 524
New York Transportation Development Corp. Revenue Bonds 2,850 5.000 12/01/37 2,970
New York Transportation Development Corp. Revenue Bonds 5,000 4.375 10/01/45 4,731
New York Transportation Development Corp. Revenue Bonds (µ) 750 5.000 06/30/49 744
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 61
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 71
Oneida County Local Development Corp. Revenue Bonds (µ) 285 4.000 12/01/35 287
Oneida County Local Development Corp. Revenue Bonds (µ) 235 4.000 12/01/36 237
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 150
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 98
Oneida County Local Development Corp. Revenue Bonds (µ) 640 4.000 12/01/49 557

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oneida Indian Nation of New York Revenue Bonds (Þ) 1,000 6.000 09/01/43 1,048
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 556
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,550 2.000 10/01/31 1,417
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 185 4.000 06/01/50 161
Triborough Bridge and Tunnel Authority Revenue Bonds 8,400 5.000 03/15/27 8,518
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 02/01/28 5,169
Triborough Bridge and Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,006
Triborough Bridge and Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,285
Triborough Bridge and Tunnel Authority Revenue Bonds 7,340 5.250 11/15/40 8,018
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,360
Triborough Bridge and Tunnel Authority Revenue Bonds 2,180 5.000 11/15/43 2,344
Triborough Bridge and Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 6,271
Triborough Bridge and Tunnel Authority Revenue Bonds 900 5.000 11/15/47 905
Triborough Bridge and Tunnel Authority Revenue Bonds 1,150 5.000 12/01/50 1,178
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,200
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 505
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 546
Westchester County Local Development Corp. Revenue Bonds 800 5.000 07/01/38 835
644,253
North Carolina - 1.3%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(µ)(Ê) 10,800 3.000 01/15/42 10,800
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 500 5.000 01/15/49 539
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,045
City of Charlotte Airport Revenue Bonds 1,000 5.000 07/01/39 1,091
City of Charlotte Airport Revenue Bonds 1,250 5.000 07/01/40 1,357
City of Charlotte Airport Revenue Bonds 2,615 5.000 07/01/41 2,828
City of Charlotte Airport Revenue Bonds 1,250 5.000 07/01/42 1,346
City of Charlotte Airport Revenue Bonds 2,300 5.000 07/01/43 2,470
City of Charlotte Airport Revenue Bonds 500 5.000 07/01/47 503
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,353
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,107
County of Durham General Obligation Unlimited 2,055 5.000 10/01/43 2,249
County of Gaston General Obligation Unlimited 2,500 5.000 03/01/39 2,745
Nash Health Care Systems Revenue Bonds 2,270 5.500 02/01/43 2,438
Nash Health Care Systems Revenue Bonds 995 5.500 02/01/44 1,064
North Carolina Capital Facilities Finance Agency Revenue Bonds 500 5.000 10/01/44 501
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/29 822
North Carolina Housing Finance Agency Revenue Bonds 1,690 4.350 01/01/44 1,672
North Carolina Housing Finance Agency Revenue Bonds 1,000 4.550 07/01/44 975
North Carolina Housing Finance Agency Revenue Bonds 500 4.000 01/01/50 504
North Carolina Housing Finance Agency Revenue Bonds 4,440 5.500 01/01/54 4,728
North Carolina Housing Finance Agency Revenue Bonds 2,310 6.250 01/01/55 2,533
North Carolina Housing Finance Agency Revenue Bonds 12,095 6.250 07/01/55 13,144
North Carolina Housing Finance Agency Revenue Bonds 1,960 6.250 01/01/56 2,155
North Carolina Housing Finance Agency Revenue Bonds 8,210 6.250 07/01/57 9,127
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 568
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/27 25
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 806
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 207
North Carolina Medical Care Commission Revenue Bonds 680 3.900 01/01/29 680
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 577

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/29 25
North Carolina Medical Care Commission Revenue Bonds 1,000 3.400 10/01/29 991
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 678
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/30 25
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 702
North Carolina Medical Care Commission Revenue Bonds 725 3.450 11/01/30 726
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 628
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/31 25
North Carolina Medical Care Commission Revenue Bonds 1,450 4.000 09/01/34 1,463
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 97
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 06/01/38 1,614
North Carolina Medical Care Commission Revenue Bonds 125 4.000 09/01/41 112
North Carolina Medical Care Commission Revenue Bonds 2,800 5.000 06/01/42 2,949
North Carolina Medical Care Commission Revenue Bonds 210 5.375 10/01/45 215
North Carolina Medical Care Commission Revenue Bonds (~)(Ê) 3,480 5.000 06/01/55 3,689
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,321
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 01/01/28 1,026
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,542
Raleigh Housing Authority Revenue Bonds (~)(ae)(Ê) 2,000 3.150 01/01/44 1,996
94,804
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds 800 4.000 12/01/35 765
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 659
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 585
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 501
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,685
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 524
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 570
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,010
City of Horace General Obligation Unlimited 150 3.000 05/01/41 112
North Dakota Housing Finance Agency Revenue Bonds 1,500 5.000 07/01/42 1,549
North Dakota Housing Finance Agency Revenue Bonds 925 6.250 01/01/55 1,006
North Dakota Housing Finance Agency Revenue Bonds 2,165 6.000 07/01/55 2,344
North Dakota Housing Finance Agency Revenue Bonds 5,385 5.750 07/01/56 5,764
Williston Parks and Recreation District Revenue Bonds (µ) 1,580 4.750 12/01/50 1,578
18,652
Ohio - 1.4%
Akron Bath Copley Joint Township Hospital District Revenue Bonds (ae) 700 4.000 11/15/37 729
Akron Bath Copley Joint Township Hospital District Revenue Bonds (ae) 450 4.000 11/15/38 469
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 89
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 962
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,250 3.000 06/01/48 880
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,702
City of Norwood Special Obligation Tax Allocation Revenue Bonds 400 4.375 12/01/30 411
City of Norwood Special Obligation Tax Allocation Revenue Bonds 750 5.000 12/01/35 810
City of Norwood Special Obligation Tax Allocation Revenue Bonds 1,500 5.000 12/01/41 1,564
Columbus Regional Airport Authority Revenue Bonds 2,500 5.250 01/01/55 2,586
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 313
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,324
County of Franklin Revenue Bonds 700 5.000 07/01/35 744

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Franklin Revenue Bonds 800 5.000 07/01/36 844
County of Franklin Revenue Bonds 575 4.000 07/01/40 528
County of Franklin Revenue Bonds 580 5.250 11/15/40 558
County of Hamilton Revenue Bonds (µ) 2,460 5.250 06/01/43 2,614
County of Lucas Hospital Revenue Bonds 1,750 5.250 11/15/48 1,734
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,944
County of Montgomery Revenue Bonds 1,000 5.250 09/01/54 1,009
County of Warren Hospital Facility Revenue Bonds 340 5.000 05/15/34 363
Cuyahoga County Hospital Revenue Bonds 1,000 5.500 02/15/52 987
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 395
Forest Hills Local School District General Obligation Unlimited 4,125 5.000 12/01/44 4,127
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,051
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 50
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,371
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,034
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.500 08/01/34 992
Ohio Air Quality Development Authority Revenue Bonds 525 3.875 01/01/36 511
Ohio Air Quality Development Authority Revenue Bonds 500 4.125 01/01/36 486
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 4.250 11/01/39 1,008
Ohio Air Quality Development Authority Revenue Bonds 630 4.350 06/30/40 604
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 528
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 760
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 426
Ohio Higher Educational Facility Commission Revenue Bonds 200 5.000 01/15/35 207
Ohio Higher Educational Facility Commission Revenue Bonds 325 5.000 01/15/37 335
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 569
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 257
Ohio Higher Educational Facility Commission Revenue Bonds 730 5.000 05/01/39 742
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 256
Ohio Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 875 2.680 07/01/29 861
Ohio Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 300 3.400 07/01/42 299
Ohio Housing Finance Agency Revenue Bonds 2,730 6.250 03/01/56 2,945
Ohio Housing Finance Agency Revenue Bonds 1,580 6.500 03/01/56 1,755
Ohio Housing Finance Agency Revenue Bonds 18,375 6.250 03/01/57 20,272
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 101
Portage County Port Authority Revenue Bonds 1,000 5.000 12/01/36 1,024
Springboro Community City School District General Obligation Unlimited (µ) 1,000
Zero
coupon 12/01/40 540
Springboro Community City School District General Obligation Unlimited (µ) 1,330
Zero
coupon 12/01/45 552
Springboro Community City School District General Obligation Unlimited (µ) 1,075
Zero
coupon 12/01/46 414
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,113
State of Ohio Revenue Bonds (Þ) 300 5.000 12/01/38 290
State of Ohio Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,423
State of Ohio Revenue Bonds (~)(Ê) 18,800 3.000 01/01/52 18,800
Toledo-Lucas County Port Authority Revenue Bonds 1,235 5.000 07/01/29 1,236
99,498
Oklahoma - 0.5%
Broken Arrow Economic Development Authority Tax Allocation 650 6.625 06/01/45 655
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,712
Cleveland County Home Loan Authority Revenue Bonds 1,740 6.000 07/01/56 1,904
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 766

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oklahoma City Public Property Authority Revenue Bonds 1,000 5.000 06/01/31 1,082
Oklahoma City Public Property Authority Revenue Bonds 1,000 5.000 06/01/32 1,096
Oklahoma County Finance Authority Revenue Bonds 275 5.000 09/01/32 284
Oklahoma County Finance Authority Revenue Bonds 550 5.000 09/01/35 565
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,001
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,012
Oklahoma Housing Finance Agency Revenue Bonds 4,900 6.500 03/01/56 5,406
Oklahoma Housing Finance Agency Revenue Bonds 5,660 6.250 03/01/57 6,260
Oklahoma Turnpike Authority Revenue Bonds 1,175 5.000 01/01/39 1,292
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.000 01/01/40 2,179
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,097
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/26 501
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/27 511
Tulsa County Home Finance Authority Revenue Bonds 1,970 5.750 01/01/56 2,118
Tulsa County Industrial Authority Revenue Bonds 500 4.000 07/01/36 470
Tulsa Municipal Airport Trust Trustees Revenue Bonds 2,250 6.250 12/01/35 2,556
Wagoner County Development Authority Revenue Bonds 350 6.500 05/01/35 340
38,807
Oregon - 0.6%
City of Forest Grove Revenue Bonds 250 5.000 05/01/33 260
City of Portland Sewer System Revenue Bonds 1,500 5.000 10/01/41 1,623
City of Portland Sewer System Revenue Bonds 375 5.000 10/01/42 404
City of Portland Sewer System Revenue Bonds 1,125 5.000 10/01/43 1,208
City of Portland Sewer System Revenue Bonds 2,000 5.000 12/01/47 2,073
Clackamas County School District No. 12 North Clackamas General Obligation
Unlimited 2,170
Zero
coupon 06/15/41 1,085
Clackamas County School District No. 7J Lake Oswego General Obligation
Unlimited 2,110 5.000 06/01/43 2,293
Mount Hood Community College District General Obligation Unlimited 5,755 5.000 06/15/38 6,344
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 52
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 78
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 51
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 751
Port of Portland Airport Revenue Bonds 4,000 5.000 07/01/37 4,242
Port of Portland Airport Revenue Bonds 3,500 5.250 07/01/39 3,728
Port of Portland Airport Revenue Bonds 5,870 4.000 07/01/47 5,198
Salem Hospital Facility Authority Revenue Bonds 1,530 4.000 05/15/41 1,426
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 118
State of Oregon General Obligation Unlimited 3,250 5.000 05/01/39 3,549
State of Oregon General Obligation Unlimited 2,000 5.250 06/01/42 2,200
State of Oregon General Obligation Unlimited 1,750 5.250 06/01/43 1,914
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 414
State of Oregon Housing and Community Services Department Revenue Bonds 2,150 6.500 07/01/54 2,348
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds 5 3.000 09/01/44 4
Washington and Multnomah Counties School District No. 48J Beaverton General
Obligation Unlimited 3,500
Zero
coupon 06/15/42 1,689
Washington Clackamas and Yamhill Counties School District No. 88J General
Obligation Unlimited 2,900
Zero
coupon 06/15/42 1,401
44,453
Pennsylvania - 3.2%
Adams County General Authority Revenue Bonds 480 5.000 06/01/34 507
Adams County General Authority Revenue Bonds 320 5.000 06/01/39 332
Adams County General Authority Revenue Bonds 375 5.000 06/01/44 382

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allegheny County Airport Authority Revenue Bonds (µ) 2,000 5.250 01/01/36 2,151
Allegheny County Airport Authority Revenue Bonds (µ) 1,350 5.250 01/01/37 1,448
Allegheny County Airport Authority Revenue Bonds (µ) 1,350 5.250 01/01/38 1,445
Allegheny County Airport Authority Revenue Bonds (µ) 2,500 5.250 01/01/39 2,663
Allegheny County Airport Authority Revenue Bonds (µ) 2,355 5.250 01/01/40 2,499
Allegheny County Airport Authority Revenue Bonds (µ) 2,750 5.500 01/01/41 2,956
Allegheny County Airport Authority Revenue Bonds (µ) 4,400 5.500 01/01/43 4,694
Allegheny County Higher Education Building Authority Revenue Bonds (ae) 835 5.000 10/15/27 839
Allegheny County Higher Education Building Authority Revenue Bonds (ae) 870 5.000 10/15/28 874
Allegheny County Higher Education Building Authority Revenue Bonds (~)(ae)(Ê) 750 2.845 02/01/33 738
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 698
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 297
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 150 5.000 05/01/27 152
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 76
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 730
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 2,535 5.000 05/01/42 2,604
Bethel Park School District General Obligation Limited 1,295 5.000 08/01/42 1,373
Borough of Punxsutawney General Obligation Limited (µ) 1,000 5.250 12/01/55 1,010
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 51
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 51
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 52
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 78
Bucks County Industrial Development Authority Revenue Bonds 250 5.000 10/01/30 253
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 101
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 395
Burrell School District General Obligation Limited 1,695 5.000 11/15/40 1,798
Cheltenham Township Industrial Development Authority Revenue Bonds 2,160 5.000 04/01/34 2,208
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,280 5.000 10/15/32 2,261
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,080 4.250 10/01/44 946
Chester County Industrial Development Authority Revenue Bonds 375 5.250 10/15/47 325
Chester County Industrial Development Authority Special Assessment (Þ) 72 4.375 03/01/28 73
Chester County School Authority Revenue Bonds 500 5.000 04/01/44 519
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 91
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 84
City of Philadelphia Redevelopment Authority Revenue Bonds 1,000 5.000 11/01/42 1,066
City of Philadelphia Redevelopment Authority Revenue Bonds 725 5.000 09/01/43 760
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 959
City of York General Obligation Unlimited 955 5.000 11/15/26 958
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 360
Coatesville School District General Obligation Limited (µ) 12,940 5.250 11/15/37 13,690
Coatesville School District General Obligation Limited 2,940 5.250 11/15/42 3,176
Commonwealth Financing Authority Revenue Bonds (µ) 11,600 4.000 06/01/39 11,094
Commonwealth of Pennsylvania General Obligation Unlimited 5,705 3.500 03/01/31 5,685
Commonwealth of Pennsylvania General Obligation Unlimited 2,200 4.000 08/15/44 2,129
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,684
County of Allegheny General Obligation Unlimited (ae) 2,205 5.000 11/01/41 2,211
Cumberland County Municipal Authority Revenue Bonds 940 5.000 01/01/38 940
Cumberland Valley School District General Obligation Limited (µ) 1,000 5.000 11/15/47 1,024
Doylestown Hospital Authority Revenue Bonds (Þ) 470 5.000 07/01/31 485

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Haverford Township School District General Obligation Limited 900 5.000 03/15/43 940
Haverford Township School District General Obligation Limited 750 5.000 03/15/44 779
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,281
Lancaster Municipal Authority Healthcare Revenue Bonds 300 4.000 12/01/35 304
Lancaster Municipal Authority Healthcare Revenue Bonds 1,200 5.000 05/01/44 1,197
Lancaster Municipal Authority Healthcare Revenue Bonds 175 5.000 12/01/45 177
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 154
Lehigh County General Purpose Authority Revenue Bonds 3,500 5.000 08/15/36 3,806
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,193
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 650 5.250 07/01/44 636
Monroe County Industrial Development Authority Tax Allocation 165 5.000 07/01/31 172
Monroe County Industrial Development Authority Tax Allocation 735 5.000 07/01/33 755
Montgomery County Higher Education and Health Authority Revenue Bonds 300 4.000 09/01/38 284
Montgomery County Higher Education and Health Authority Revenue Bonds 1,150 4.000 09/01/39 1,071
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,688
Montgomery County Industrial Development Authority Revenue Bonds 1,500 5.000 11/15/36 1,503
Montgomery County Industrial Development Authority Revenue Bonds 610 5.000 11/15/42 625
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,803
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 448
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 5.250 06/30/36 1,119
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 151
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,300 5.000 07/01/38 2,371
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,265
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,000 5.250 10/01/40 1,023
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,000 5.000 12/15/40 1,070
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(Ê) 6,000 3.250 06/01/41 5,982
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,000 5.500 06/30/41 1,051
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 5.000 12/15/42 1,567
Pennsylvania Economic Development Financing Authority Revenue Bonds 900 5.000 10/01/45 870
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 15,000 2.910 07/01/51 15,000
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(µ)(Ê) 13,000 3.000 05/15/53 13,000
Pennsylvania Higher Education Assistance Agency Revenue Bonds 5,325 5.000 06/01/32 5,565
Pennsylvania Higher Education Assistance Agency Revenue Bonds 2,175 5.000 06/01/35 2,273
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 4.250 06/01/47 3,395
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 1,315 5.000 08/15/39 1,402
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (~)(µ)(Ê) 620 2.900 11/01/61 620
Pennsylvania Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,950 2.650 09/01/29 1,923
Pennsylvania Housing Finance Agency Revenue Bonds 993 4.900 06/01/41 1,014
Pennsylvania Housing Finance Agency Revenue Bonds 2,874 3.000 10/01/51 2,778
Pennsylvania Housing Finance Agency Revenue Bonds 1 5.750 10/01/53 1
Pennsylvania Housing Finance Agency Revenue Bonds 860 6.000 10/01/54 913
Pennsylvania Housing Finance Agency Revenue Bonds 1,000 6.250 10/01/56 1,096
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 3,140 5.250 12/01/44 3,223
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 778
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 775
Pennsylvania Turnpike Commission Revenue Bonds 800 5.250 06/01/47 804
Pennsylvania Turnpike Commission Revenue Bonds 2,785 5.250 12/01/47 2,926
Philadelphia Housing Authority Revenue Bonds 3,670 5.250 03/01/39 3,909
Philadelphia Housing Authority Revenue Bonds 3,000 5.250 03/01/40 3,177
Philadelphia Housing Authority Revenue Bonds 4,000 5.250 03/01/41 4,221
Philadelphia Housing Authority Revenue Bonds 6,000 5.000 03/01/43 6,161

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 660 5.000 06/15/27 664
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 415 5.000 06/15/28 420
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 645 4.500 06/15/29 648
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 440 5.000 06/15/29 445
Philadelphia Industrial Development Authority Revenue Bonds (µ) 510 5.000 12/01/29 518
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 140 5.000 06/15/30 141
Philadelphia Industrial Development Authority Revenue Bonds 180 5.000 06/15/32 183
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 220 5.000 06/15/33 221
Philadelphia Industrial Development Authority Revenue Bonds 2,375 5.000 06/01/40 2,391
Philadelphia Industrial Development Authority Revenue Bonds 1,000 6.000 06/01/45 1,068
Philadelphia Industrial Development Authority Revenue Bonds 500 5.250 11/01/52 507
Philadelphia Industrial Development Authority Revenue Bonds 1,820 5.500 07/01/53 1,938
Pittsburgh School District General Obligation Limited (µ) 3,000 3.000 09/01/40 2,467
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/34 507
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 312
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 715 5.000 09/01/36 740
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
School District of Philadelphia (The) General Obligation Limited 1,000 5.000 09/01/44 1,058
Scranton School District General Obligation Limited (µ) 575 5.000 06/01/34 590
Scranton School District General Obligation Limited (µ) 560 5.000 06/01/36 573
Southcentral Pennsylvania General Authority Revenue Bonds 150 4.000 06/01/44 139
State Public School Building Authority Revenue Bonds (µ) 3,500 5.000 06/01/32 3,523
State Public School Building Authority Revenue Bonds 275 5.000 05/15/40 291
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,650
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,003
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,049
Westmoreland County Industrial Development Authority Revenue Bonds 700 5.000 07/01/28 718
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 62
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 279
230,664
Puerto Rico - 2.7%
Commonwealth of Puerto Rico General Obligation Unlimited 13,634 5.625 07/01/27 13,994
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,463
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,177
Commonwealth of Puerto Rico General Obligation Unlimited 4,805
Zero
coupon 07/01/33 3,477
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,675
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,134
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,025
Commonwealth of Puerto Rico General Obligation Unlimited 1,730 4.000 07/01/46 1,559
HTA CL 6 Trust Revenue Bonds 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,902
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 955 5.000 07/01/30 992
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 5,460 5.000 07/01/33 5,799
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 8,700 5.000 07/01/35 8,966
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,853
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,290 4.000 07/01/42 1,214
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 7,400 5.000 07/01/47 7,422
Puerto Rico Electric Power Authority Revenue Bonds (~)(µ)(Ê) 3,905 3.196 07/01/29 3,811
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 224
Puerto Rico Electric Power Authority Revenue Bonds (µ) 200 4.750 07/01/33 192

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 250 5.000 07/01/32 259
Puerto Rico Municipal Finance Agency Revenue Bonds (µ) 850 5.000 08/01/27 850
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,624
Zero
coupon 07/01/27 1,585
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,441
Zero
coupon 07/01/29 4,022
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 15,278
Zero
coupon 07/01/31 12,681
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700
Zero
coupon 07/01/33 1,285
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,835
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 77,900 4.329 07/01/40 76,001
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 12,443 4.550 07/01/40 12,426
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,450
Zero
coupon 07/01/46 528
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200
Zero
coupon 07/01/51 315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 585
193,285
Rhode Island - 0.2%
Providence Public Building Authority Revenue Bonds (µ) 500 5.250 09/15/44 531
Rhode Island Health and Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 204
Rhode Island Health and Educational Building Corp. Revenue Bonds 2,265 5.000 05/15/31 2,402
Rhode Island Health and Educational Building Corp. Revenue Bonds (µ) 200 5.000 07/01/45 203
Rhode Island Health and Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,244
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 675 5.000 10/01/42 692
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 751
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 5,300 5.250 10/01/49 5,396
Rhode Island Student Loan Authority Revenue Bonds 4,000 4.500 12/01/45 4,001
17,424
South Carolina - 1.1%
Clemson University Revenue Bonds 1,000 5.000 05/01/41 1,079
Clemson University Revenue Bonds 2,750 5.000 05/01/55 2,829
Medical University Hospital Authority Revenue Bonds 500 5.250 05/15/36 537
Medical University Hospital Authority Revenue Bonds 1,790 5.000 11/15/37 1,891
Medical University Hospital Authority Revenue Bonds 430 5.250 05/15/39 456
Medical University Hospital Authority Revenue Bonds 900 5.250 11/15/41 946
Medical University Hospital Authority Revenue Bonds 2,350 5.250 11/15/42 2,473
Medical University Hospital Authority Revenue Bonds 2,705 5.250 11/15/46 2,807
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 5,150 4.338 02/01/54 5,148
Piedmont Municipal Power Agency Revenue Bonds (µ) 4,785
Zero
coupon 01/01/27 4,713
South Carolina Jobs-Economic Development Authority Revenue Bonds 525 5.000 11/15/30 546
South Carolina Jobs-Economic Development Authority Revenue Bonds 175 5.000 11/15/33 183
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,650 5.000 04/01/34 1,798
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 4.000 11/01/42 580
South Carolina Jobs-Economic Development Authority Revenue Bonds 735 5.250 11/01/44 778
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,000 5.500 11/15/44 1,014
South Carolina Jobs-Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.000 03/01/62 2,443
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,508
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,091
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 197
South Carolina Public Service Authority Revenue Bonds 3,965 5.000 12/01/36 3,983
South Carolina Public Service Authority Revenue Bonds 1,600 4.000 12/01/39 1,543

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Public Service Authority Revenue Bonds 2,375 4.000 12/01/40 2,262
South Carolina Public Service Authority Revenue Bonds (µ) 2,600 5.000 12/01/40 2,787
South Carolina Public Service Authority Revenue Bonds 2,035 5.000 12/01/41 2,164
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,833
South Carolina Public Service Authority Revenue Bonds 7,150 5.000 12/01/46 7,437
South Carolina Public Service Authority Revenue Bonds 1,500 5.750 12/01/47 1,620
South Carolina State Housing Finance & Development Authority Revenue Bonds 1,000 4.625 07/01/46 970
South Carolina State Housing Finance and Development Authority Revenue Bonds
(~)(ae)(Ê) 1,000 3.050 05/01/46 997
South Carolina State Housing Finance and Development Authority Revenue Bonds 3,510 4.600 07/01/49 3,358
South Carolina State Housing Finance and Development Authority Revenue Bonds 990 5.000 07/01/50 1,012
South Carolina State Housing Finance and Development Authority Revenue Bonds 6,530 6.500 07/01/55 7,215
South Carolina State Housing Finance and Development Authority Revenue Bonds 1,120 6.000 07/01/56 1,216
University of South Carolina Revenue Bonds 1,100 5.000 05/01/33 1,218
University of South Carolina Revenue Bonds 1,925 5.000 05/01/37 2,143
University of South Carolina Revenue Bonds 2,600 5.000 05/01/45 2,758
University of South Carolina Revenue Bonds 1,300 5.000 05/01/46 1,375
81,908
South Dakota - 0.2%
Brookings School District No. 005-1 General Obligation Limited (µ) 575 5.250 06/15/34 633
Brookings School District No. 005-1 General Obligation Limited (µ) 1,600 5.500 06/15/43 1,722
County of Lincoln Revenue Bonds 100 4.000 08/01/41 88
South Dakota Housing Development Authority Revenue Bonds 1,900 6.250 11/01/55 2,079
South Dakota Housing Development Authority Revenue Bonds 2,455 6.500 11/01/55 2,726
South Dakota Housing Development Authority Revenue Bonds 4,500 6.000 11/01/56 4,960
South Dakota Housing Development Authority Revenue Bonds 1,895 6.250 11/01/56 2,062
14,270
Tennessee - 1.2%
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 600 5.000 10/01/26 600
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 2,000 5.000 08/01/31 2,075
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 130 5.000 10/01/35 130
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,679
City of Murfreesboro General Obligation Unlimited 1,415 3.000 06/01/33 1,329
Dickson Health and Educational Facilities Board Revenue Bonds (~)(Ê) 2,000 3.050 04/01/44 1,990
Greenville Health and Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 647
Knox County Health Educational and Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,318
Knox County Health Educational and Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,765
Knox County Health Educational and Housing Facility Board Revenue Bonds (µ) 250 5.500 07/01/54 259
Knoxville's Community Development Corp. Revenue Bonds (~)(ae)(Ê) 2,725 3.050 07/05/46 2,712
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 1,000 5.000 07/01/37 1,086
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 4,500 5.000 07/01/40 4,800
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 3,565 5.000 10/01/44 3,844
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 265 3.650 10/01/46 268
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 1,500 5.000 10/01/46 1,598
Metropolitan Nashville Airport Authority (The) Revenue Bonds 1,500 5.000 07/01/37 1,614
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,750 5.000 07/01/38 2,932
Metropolitan Nashville Airport Authority (The) Revenue Bonds 1,125 5.000 07/01/39 1,192
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,425 5.000 07/01/40 2,555

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,250 5.000 07/01/41 2,365
Metropolitan Nashville Airport Authority (The) Revenue Bonds 3,675 5.000 07/01/42 3,855
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,000 5.000 07/01/43 2,085
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (µ) 9,200 5.000 06/01/35 9,893
Shelby County Health Educational and Housing Facilities Board Revenue Bonds 10,130 5.250 09/01/39 10,830
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 730 5.000 09/01/44 773
Shelby County Health Educational and Housing Facilities Board Revenue Bonds 1,000 5.000 09/01/46 1,025
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 7,400 5.000 09/01/49 7,732
Tennergy Corp. Revenue Bonds (~)(ae)(Ê) 2,750 5.000 10/01/54 2,875
Tennessee Energy Acquisition Corp. Revenue Bonds 1,005 5.000 11/01/34 1,055
Tennessee Energy Acquisition Corp. Revenue Bonds 2,595 5.000 12/01/35 2,692
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,606
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,349
85,528
Texas - 11.5%
Aldine Independent School District General Obligation Unlimited 500 3.000 02/15/42 412
Allen Independent School District General Obligation Unlimited 3,820 5.000 02/15/44 4,029
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 508
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 795
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 770 4.125 06/15/34 734
Arlington Higher Education Finance Corp. Revenue Bonds 1,275 4.250 08/15/34 1,227
Arlington Higher Education Finance Corp. Revenue Bonds 1,790 5.000 08/15/34 1,935
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 657
Arlington Higher Education Finance Corp. Revenue Bonds 1,340 5.000 08/15/36 1,458
Arlington Higher Education Finance Corp. Revenue Bonds 1,250 5.000 02/15/37 1,324
Arlington Higher Education Finance Corp. Revenue Bonds 550 5.000 08/15/37 584
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.250 08/15/37 1,101
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 02/15/38 1,056
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 08/15/38 529
Arlington Higher Education Finance Corp. Revenue Bonds 1,200 5.250 08/15/38 1,308
Arlington Higher Education Finance Corp. Revenue Bonds 1,125 5.000 02/15/39 1,183
Arlington Higher Education Finance Corp. Revenue Bonds 200 4.500 08/15/39 189
Arlington Higher Education Finance Corp. Revenue Bonds 590 5.000 08/15/39 621
Arlington Higher Education Finance Corp. Revenue Bonds 1,350 5.250 08/15/39 1,485
Arlington Higher Education Finance Corp. Revenue Bonds 1,375 5.250 08/15/40 1,482
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.750 08/15/44 211
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.000 08/15/49 139
Austin Community College District General Obligation Limited 750 5.250 08/01/53 779
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,522
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,595
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,746
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,445
Bexar Management and Development Corp. Revenue Bonds (~)(ae)(Ê) 1,000 2.650 03/01/29 990
Bexar Management and Development Corp. Revenue Bonds (~)(ae)(Ê) 835 3.020 05/10/45 832
Birdville Independent School District General Obligation Unlimited 1,000 5.000 02/15/33 1,098
Birdville Independent School District General Obligation Unlimited 2,635 5.000 02/15/35 2,925
Boerne Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 4.000 02/01/54 1,015
Cedar Port Navigation and Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,229
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 145
Central Texas Turnpike System Revenue Bonds 2,150 5.000 08/15/39 2,235

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Turnpike System Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/42 4,233
City of Anna Special Assessment Revenue Bonds (Þ) 314 4.875 09/15/30 321
City of Anna Special Assessment Revenue Bonds (Þ) 825 4.500 09/15/35 816
City of Anna Special Assessment Revenue Bonds (Þ) 705 5.625 09/15/45 715
City of Arlington Special Tax Revenue Bonds (µ) 3,620 5.000 02/15/37 3,705
City of Arlington Special Tax Revenue Bonds (µ) 6,250 5.000 02/15/43 6,322
City of Aubrey Special Assessment (µ) 1,135 5.000 09/01/40 1,179
City of Austin Airport System Revenue Bonds 500 5.000 11/15/35 543
City of Austin Airport System Revenue Bonds 275 5.000 11/15/36 297
City of Austin Airport System Revenue Bonds 535 5.000 11/15/37 573
City of Austin Airport System Revenue Bonds 10,000 5.000 11/15/38 10,614
City of Austin Airport System Revenue Bonds 3,645 5.000 11/15/39 3,842
City of Austin Airport System Revenue Bonds 3,825 5.000 11/15/44 3,961
City of Austin Electric Utility Revenue Bonds 750 5.000 11/15/40 802
City of Austin Special Assessment Revenue Bonds (Þ) 391 4.250 11/01/32 391
City of Austin Special Assessment Revenue Bonds (Þ) 700 4.125 11/01/34 685
City of Austin Water and Wastewater System Revenue Bonds 700 5.000 11/15/38 746
City of Austin Water and Wastewater System Revenue Bonds 500 5.000 11/15/39 533
City of Austin Water and Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,059
City of Austin Water and Wastewater System Revenue Bonds 2,000 5.000 11/15/43 2,150
City of Beaumont Waterworks and Sewer System Revenue Bonds (µ) 550 5.000 09/01/41 575
City of Boyd Special Assessment Revenue Bonds (Þ) 1,005 5.125 09/15/43 991
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,061
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,054
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,045
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,081
City of Carrollton General Obligation Limited 450 5.000 08/15/38 479
City of Celina Special Assessment Revenue Bonds (Þ) 134 4.375 09/01/27 135
City of Celina Special Assessment Revenue Bonds (Þ) 88 4.500 09/01/27 88
City of Celina Special Assessment Revenue Bonds (Þ) 50 3.625 09/01/30 50
City of Celina Special Assessment Revenue Bonds (Þ) 460 4.375 09/01/30 465
City of Celina Special Assessment Revenue Bonds (Þ) 116 5.000 09/01/30 119
City of Celina Special Assessment Revenue Bonds (Þ) 150 4.375 09/01/31 149
City of Celina Special Assessment Revenue Bonds (Þ) 140 4.625 09/01/31 142
City of Celina Special Assessment Revenue Bonds 350 5.000 09/01/34 367
City of Celina Special Assessment Revenue Bonds (Þ) 800 4.250 09/01/36 779
City of Celina Special Assessment Revenue Bonds 575 4.800 09/01/37 562
City of Celina Special Assessment Revenue Bonds 286 5.000 09/01/37 297
City of Celina Special Assessment Revenue Bonds 492 5.000 09/01/38 509
City of Celina Special Assessment Revenue Bonds (µ) 1,000 5.000 09/01/39 1,031
City of Celina Special Assessment Revenue Bonds (Þ) 230 4.250 09/01/40 212
City of Celina Special Assessment Revenue Bonds (µ) 750 5.000 09/01/45 763
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,430
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,609
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,387
City of College Station General Obligation Limited 1,295 2.125 02/15/40 919
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,678
City of Corpus Christi General Obligation Limited 1,060 5.000 03/01/45 1,098
City of Corpus Christi General Obligation Limited 1,325 5.000 03/01/46 1,365
City of Corpus Christi Utility System Revenue Bonds (µ) 2,000 5.000 07/15/34 2,168
City of Crandall Special Assessment Revenue Bonds (Þ) 50 3.375 09/15/26 50

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Crandall Special Assessment Revenue Bonds (Þ) 599 4.000 09/15/31 600
City of Crandall Special Assessment Revenue Bonds (Þ) 425 4.500 09/15/35 410
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,032
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,106
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,401
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 205 5.000 08/01/27 205
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 935 5.000 10/01/28 956
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.050 08/01/30 995
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 350 5.000 07/01/42 353
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 665 3.300 01/01/43 666
City of Dallas Waterworks and Sewer System Revenue Bonds 3,000 5.000 10/01/42 3,222
City of Dayton Special Assessment Revenue Bonds (Þ) 250 4.125 09/01/35 240
City of Denton General Obligation Limited 5,000 4.125 02/15/50 4,500
City of Dripping Springs Special Assessment (Þ) 364 4.500 09/01/30 367
City of Dripping Springs Special Assessment (Þ) 381 4.250 09/01/31 377
City of Dripping Springs Special Assessment 300 4.250 09/01/35 290
City of Ennis Special Assessment Revenue Bonds (Þ) 602 4.125 09/15/35 579
City of Fate Special Assessment Revenue Bonds (Þ) 124 3.750 08/15/27 124
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,027
City of Fort Worth Special Assessment Revenue Bonds (Þ) 1,000 5.000 09/01/32 985
City of Fort Worth Special Assessment Revenue Bonds (µ) 995 5.000 09/01/44 1,019
City of Fort Worth Water and Sewer System Revenue Bonds 5,500 3.000 02/15/35 5,151
City of Galveston Wharves and Terminal Revenue Bonds 630 5.000 08/01/39 664
City of Galveston Wharves and Terminal Revenue Bonds 550 5.250 08/01/40 587
City of Galveston Wharves and Terminal Revenue Bonds 700 5.250 08/01/41 747
City of Galveston Wharves and Terminal Revenue Bonds 750 5.250 08/01/42 798
City of Galveston Wharves and Terminal Revenue Bonds 600 5.250 08/01/43 637
City of Galveston Wharves and Terminal Revenue Bonds 675 5.250 08/01/44 715
City of Garland Electric Utility System Revenue Bonds (µ) 500 5.000 03/01/41 526
City of Garland Water and Sewer System Revenue Bonds 650 5.000 03/01/38 700
City of Garland Water and Sewer System Revenue Bonds 555 5.000 03/01/39 595
City of Garland Water and Sewer System Revenue Bonds 620 5.000 03/01/40 662
City of Garland Water and Sewer System Revenue Bonds 590 5.000 03/01/41 628
City of Garland Water and Sewer System Revenue Bonds 445 5.000 03/01/42 472
City of Garland Water and Sewer System Revenue Bonds 645 5.000 03/01/44 679
City of Hackberry Special Assessment Revenue Bonds 1,710 4.625 09/01/37 1,621
City of Hackberry Special Assessment Revenue Bonds 5,113 4.500 09/01/38 4,908
City of Haslet Special Assessment Revenue Bonds (Þ) 100 2.625 09/01/26 100
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,077
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,252
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 373
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 336
City of Houston Airport System Revenue Bonds (µ) 4,730 5.000 07/01/34 5,058
City of Houston Airport System Revenue Bonds 2,000 5.500 07/15/35 2,135
City of Houston Airport System Revenue Bonds (µ) 2,850 5.000 07/01/36 3,017
City of Houston Airport System Revenue Bonds 500 5.500 07/15/36 535
City of Houston Airport System Revenue Bonds (µ) 2,000 5.000 07/01/37 2,107
City of Houston Airport System Revenue Bonds (µ) 3,000 5.000 07/01/38 3,152
City of Houston Airport System Revenue Bonds (µ) 2,600 5.250 07/01/39 2,760
City of Houston Airport System Revenue Bonds (µ) 2,000 5.250 07/01/40 2,122
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/26 1,701

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 3,241
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/27 1,738
City of Houston Hotel Occupancy Tax and Special Revenue Bonds (µ) 5,200 5.000 09/01/46 5,450
City of Hutto Special Assessment Revenue Bonds (Þ) 109 2.500 09/01/26 109
City of Josephine Special Assessment Revenue Bonds (Þ) 727 5.250 09/15/46 712
City of Justin Special Assessment Revenue Bonds (Þ) 570 4.625 09/01/28 576
City of Kyle Special Assessment Revenue Bonds (Þ) 100 2.750 09/01/26 100
City of Kyle Special Assessment Revenue Bonds (Þ) 262 3.625 09/01/27 262
City of Kyle Special Assessment Revenue Bonds (Þ) 85 5.750 09/01/30 88
City of Kyle Special Assessment Revenue Bonds (Þ) 351 4.250 09/01/31 348
City of Kyle Special Assessment Revenue Bonds (Þ) 501 3.875 09/01/32 490
City of Kyle Special Assessment Revenue Bonds (Þ) 2,069 5.125 09/01/46 2,025
City of Laredo Waterworks and Sewer System Revenue Bonds 2,000 4.000 03/01/49 1,757
City of Lavon Special Assessment Revenue Bonds (Þ) 200 5.250 09/15/28 203
City of Lavon Special Assessment Revenue Bonds (µ) 365 3.000 09/15/30 347
City of Lavon Special Assessment Revenue Bonds (µ) 380 3.000 09/15/31 355
City of Lavon Special Assessment Revenue Bonds (Þ) 207 4.250 09/15/31 209
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 915
City of Lavon Special Assessment Revenue Bonds (Þ) 1,100 5.750 09/15/45 1,127
City of Liberty Special Assessment Revenue Bonds 823 4.000 09/01/33 798
City of Lowry Crossing Special Assessment Revenue Bonds (Þ) 531 4.250 09/15/30 530
City of Lowry Crossing Special Assessment Revenue Bonds (Þ) 320 4.750 09/15/35 316
City of Lubbock General Obligation Limited 1,800 5.000 02/15/40 1,918
City of Manor Special Assessment Revenue Bonds (Þ) 233 4.500 09/15/30 236
City of Manor Special Assessment Revenue Bonds (Þ) 310 6.000 09/15/36 314
City of Mesquite Special Assessment Revenue Bonds (Þ) 185 4.750 09/01/28 187
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 599
City of Mesquite Special Assessment Revenue Bonds (Þ) 816 5.000 09/01/43 793
City of Mesquite Waterworks and Sewer System Revenue Bonds 1,085 5.000 03/01/27 1,099
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 2.875 09/15/26 100
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 240 5.250 09/01/30 247
City of Oak Point Special Assessment Revenue Bonds (Þ) 309 4.250 09/15/31 312
City of Pilot Point Special Assessment Revenue Bonds (Þ) 269 4.875 09/15/27 269
City of Pilot Point Special Assessment Revenue Bonds (Þ) 500 5.125 09/15/32 516
City of Plano Waterworks and Sewer System Revenue Bonds 1,190 5.000 05/01/38 1,288
City of Plano Waterworks and Sewer System Revenue Bonds 1,250 5.000 05/01/39 1,346
City of Princeton Special Assessment Revenue Bonds (Þ) 111 3.750 09/01/27 111
City of Princeton Special Assessment Revenue Bonds (Þ) 225 4.375 09/01/28 227
City of Princeton Special Assessment Revenue Bonds (Þ) 619 4.250 09/01/30 624
City of Princeton Special Assessment Revenue Bonds (Þ) 289 5.500 09/01/30 299
City of Princeton Special Assessment Revenue Bonds (Þ) 210 2.875 09/01/31 202
City of Princeton Special Assessment Revenue Bonds (Þ) 128 3.000 09/01/31 121
City of Princeton Special Assessment Revenue Bonds (Þ) 280 4.000 09/01/32 277
City of Princeton Special Assessment Revenue Bonds (Þ) 300 4.600 09/01/35 297
City of Royse Special Assessment Revenue Bonds (Þ) 172 5.500 09/15/30 178
City of Royse Special Assessment Revenue Bonds (Þ) 598 4.375 09/15/32 594
City of Royse Special Assessment Revenue Bonds (Þ) 175 4.125 09/15/39 160
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 89
City of Royse Special Assessment Revenue Bonds (Þ) 400 5.375 09/15/44 384
City of Royse Special Assessment Revenue Bonds (Þ) 606 5.750 09/15/45 620
City of Sachse Special Assessment Revenue Bonds (Þ) 659 5.625 09/15/42 661

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of San Antonio Airport System Revenue Bonds 3,250 5.250 07/01/37 3,601
City of San Antonio Airport System Revenue Bonds 4,265 5.250 07/01/38 4,691
City of San Antonio Airport System Revenue Bonds 2,000 5.250 07/01/43 2,126
City of San Antonio Airport System Revenue Bonds 3,000 5.250 07/01/44 3,170
City of San Antonio Airport System Revenue Bonds 2,495 5.250 07/01/47 2,580
City of San Antonio Airport System Revenue Bonds 1,200 5.250 07/01/48 1,233
City of San Antonio Electric and Gas Systems Revenue Bonds 900 5.000 02/01/41 964
City of San Antonio Electric and Gas Systems Revenue Bonds (~)(ae)(Ê) 10,000 2.900 02/01/55 9,902
City of San Antonio Electric and Gas Systems Revenue Bonds (~)(ae)(Ê) 4,500 3.000 02/01/55 4,435
City of San Antonio Electric and Gas Systems Revenue Bonds (~)(ae)(Ê) 1,775 3.150 02/01/55 1,758
City of Venus Special Assessment Revenue Bonds (Þ) 250 3.125 09/15/31 233
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,262
City of Waxahachie Special Assessment (Þ) 205 4.875 08/15/27 206
City of Waxahachie Special Assessment 930 5.375 08/15/46 906
City of Wharton Special Assessment Revenue Bonds (Þ) 530 4.375 09/15/32 533
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 255 3.000 08/15/33 239
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,447
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,435
Clifton Higher Education Finance Corp. Revenue Bonds 195 5.000 08/15/38 207
Clifton Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/39 1,054
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 930 3.000 08/15/40 794
Clifton Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 4.000 02/15/55 1,020
Club Municipal Management District No. 1 Special Assessment (Þ) 41 2.500 09/01/26 41
Club Municipal Management District No. 1 Special Assessment (Þ) 399 4.375 09/01/31 400
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 1,725 5.250 09/01/30 1,803
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,540
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,350
Comal Independent School District General Obligation Unlimited 1,000 3.000 02/15/40 867
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 214
County of Bastrop Special Assessment Revenue Bonds (Þ) 311 4.375 09/01/30 314
County of Harris General Obligation Limited 6,095 5.000 09/15/45 6,432
County of Harris General Obligation Limited 3,300 5.000 09/15/46 3,461
County of Harris General Obligation Limited 3,715 5.000 09/15/48 3,844
County of Harris General Obligation Unlimited 1,000 4.000 09/15/42 952
County of Harris General Obligation Unlimited 1,315 4.000 09/15/43 1,243
County of Montgomery Special Assessment 453 4.375 09/15/32 450
County of Travis General Obligation Limited 160 4.000 03/01/43 152
County of Travis General Obligation Unlimited 185 4.000 03/01/44 174
County of Wise General Obligation Limited 220 5.000 02/15/27 222
County of Wise General Obligation Limited 210 5.000 02/15/28 216
Crandall Economic Development Corp. Revenue Bonds (µ) 275 5.000 08/15/40 289
Crandall Independent School District General Obligation Unlimited 1,125 5.000 08/15/53 1,139
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 390 5.000 08/15/35 410
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 350 5.000 08/15/37 368
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 500 5.000 08/15/40 517
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 555 5.000 08/15/41 574
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 800 5.000 08/15/47 811

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,172
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,293
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 969
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,363
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,174
Dallas Fort Worth International Airport Revenue Bonds 7,750 5.000 11/01/47 8,010
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,269
Dallas Independent School District General Obligation Unlimited (~)(ae)(Ê) 3,065 5.000 02/15/56 3,232
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,321
Denton Independent School District General Obligation Unlimited 5,500 5.000 08/15/39 5,887
Denton Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,895 4.000 08/15/55 5,029
Eagle Mountain and Saginaw Independent School District General Obligation
Unlimited (~)(ae)(Ê) 600 4.000 08/01/50 607
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 720 5.000 08/15/40 771
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 750 5.000 08/15/41 800
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 725 5.000 08/15/42 770
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 121
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 90
El Paso County Hospital District General Obligation Limited 790 5.000 08/15/28 805
El Paso County Hospital District General Obligation Limited 1,010 5.000 08/15/30 1,028
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 500
El Paso Independent School District General Obligation Unlimited 3,340 5.000 08/15/38 3,615
El Paso Independent School District General Obligation Unlimited 1,580 5.000 08/15/39 1,702
Forney Independent School District General Obligation Unlimited 1,000 5.000 08/15/40 1,083
Forney Independent School District General Obligation Unlimited 1,000 5.250 08/15/43 1,092
Fort Bend County Industrial Development Corp. Revenue Bonds 500 4.750 11/01/42 500
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 1,485 6.000 03/01/29 1,552
Fort Bend County Municipal Utility District No. 182 General Obligation Unlimited
(µ) 1,590 2.750 09/01/42 1,201
Fort Bend Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 2,650 3.050 07/01/44 2,627
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 6,745 4.000 08/01/54 6,815
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 2,675 3.125 08/01/56 2,659
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 354
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 618
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,078
FW Ramble Public Facility Corp. Revenue Bonds 1,000 4.000 10/01/35 967
Grand Prairie Independent School District General Obligation Unlimited 2,500 5.000 02/15/31 2,683
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 6,160 5.000 07/01/34 6,774
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 3,800 5.000 07/01/38 4,116
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 5,905 5.000 05/15/50 6,249
Harris County Industrial Development Corp. Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,103
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 2,960 6.500 09/01/29 3,116
Harris County Municipal Utility District No. 490 General Obligation Unlimited (µ) 1,000 4.500 03/01/46 973
Harris County Municipal Utility District No. 569 General Obligation Unlimited (µ) 735 4.000 09/01/45 663
Harris County Municipal Utility District No. 569 General Obligation Unlimited (µ) 770 4.000 09/01/46 687
Harris County Municipal Utility District No. 569 General Obligation Unlimited (µ) 845 4.250 09/01/48 769
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/27 102
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/28 104
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/29 121
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/30 122
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/31 107
Hays Consolidated Independent School District General Obligation Unlimited 2,000 5.000 02/15/39 2,169

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Highland Park Independent School District/Potter County General Obligation
Unlimited 650 5.250 02/15/39 703
Highland Park Independent School District/Potter County General Obligation
Unlimited 2,195 5.250 02/15/40 2,362
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,602
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 50
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.125 10/01/51 1,506
Houston Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,050 3.650 02/01/48 1,054
Industrial Development Corp. of Lower Neches Valley Authority Revenue Bonds (~)
(Ê) 4,180 2.950 11/01/38 4,180
Industrial Development Corp. of Lower Neches Valley Authority Revenue Bonds (~)
(Ê) 7,790 2.950 05/01/46 7,790
Industrial Development Corp. of Lower Neches Valley Authority Revenue Bonds (~)
(Ê) 4,185 2.950 11/01/51 4,185
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 693
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 350 4.375 09/01/30 353
Karnes County Hospital District Revenue Bonds (~)(ae)(Ê) 1,150 5.000 02/01/44 1,197
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 250 4.000 09/01/39 243
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 1,105 4.250 09/01/43 1,086
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 482
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,550
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,012
La Feria Independent School District General Obligation Unlimited 650 5.000 02/15/41 694
La Feria Independent School District General Obligation Unlimited 550 5.000 02/15/43 582
Laredo Independent School District General Obligation Unlimited 1,250 5.000 08/01/26 1,250
Lewisville Independent School District General Obligation Unlimited 7,150 5.000 08/15/43 7,545
Lower Colorado River Authority Revenue Bonds (µ) 3,500 5.000 05/15/41 3,718
Lubbock Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 1,500 2.800 03/01/29 1,489
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 952
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,766
Medina Valley Independent School District General Obligation Unlimited (~)(ae)(Ê) 755 2.850 02/15/49 746
Mesquite Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 2,000 3.350 08/01/29 1,997
Mission Economic Development Corp. Revenue Bonds (~)(Ê) 7,500 3.250 11/01/48 7,479
Mission Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,575 5.000 12/01/64 1,654
Mitchell County Hospital District General Obligation Limited 55 5.250 02/15/30 55
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 54
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,371
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,341
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/26 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 512
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/27 102
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 130 5.000 11/01/28 135
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 11/01/29 184
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 904
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,200 4.250 10/01/30 1,204
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.000 11/01/30 265
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 150
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 508
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,168
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 165 5.000 11/01/31 176
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 128
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 254

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 860 5.000 11/01/32 923
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 305
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 210 5.000 11/01/33 225
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,205 4.000 08/15/34 1,166
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 5.000 11/01/34 193
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,161
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 185 5.000 11/01/35 199
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 411
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 507
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/39 956
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,250 5.250 08/15/40 2,447
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 316
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 5,000 5.250 08/15/42 5,396
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 682
North Central Texas Housing Finance Corp. Revenue Bonds 1,000 5.250 07/01/57 1,041
North Texas Municipal Water District Upper East Fork Wastewater Interceptor
Revenue Bonds 1,000 3.000 06/01/44 791
North Texas Municipal Water District Water System Revenue Bonds 5,130 5.000 09/01/29 5,449
North Texas Municipal Water District Water System Revenue Bonds 1,600 3.000 09/01/32 1,539
North Texas Municipal Water District Water System Revenue Bonds 4,000 5.000 09/01/32 4,399
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,007
North Texas Tollway Authority Revenue Bonds (µ) 1,000
Zero
coupon 01/01/36 699
North Texas Tollway Authority Revenue Bonds 4,005
Zero
coupon 01/01/37 2,646
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,890
North Texas Tollway Authority Revenue Bonds (µ) 1,085
Zero
coupon 01/01/38 674
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 49
North Texas Tollway Authority Revenue Bonds 7,925 4.000 01/01/44 7,442
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 980 3.000 08/01/53 980
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,955 3.450 08/01/54 1,966
Pasadena Independent School District General Obligation Unlimited (~)(ae)(Ê) 5,750 3.230 02/15/44 5,764
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,315
Pecos Barstow Toyah Independent School District General Obligation Unlimited (ae) 1,650 5.000 02/15/38 1,651
Pecos Barstow Toyah Independent School District General Obligation Unlimited (ae) 650 5.000 02/15/39 650
Pecos Barstow Toyah Independent School District General Obligation Unlimited (ae) 4,695 5.000 02/15/41 4,698
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 2,997
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 425
Ponder Independent School District General Obligation Unlimited (~)(ae)(Ê) 700 4.000 02/15/51 708
Port Arthur Housing Authority Revenue Bonds 6,925 3.900 04/01/36 6,756
Pottsboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 750 4.000 02/15/52 758
Prosper Independent School District General Obligation Unlimited 2,000 3.000 02/15/40 1,724
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 525
Reagan Hospital District of Reagan County General Obligation Limited 315 5.000 02/01/29 315
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,470
Royal Independent School District General Obligation Unlimited 600 5.000 02/15/36 671
Royal Independent School District General Obligation Unlimited 1,735 5.000 02/15/38 1,904
Royal Independent School District General Obligation Unlimited 1,200 5.000 02/15/39 1,308
Royal Independent School District General Obligation Unlimited 1,000 5.000 02/15/40 1,083
Royal Independent School District General Obligation Unlimited 1,000 5.000 02/15/41 1,078
Royal Independent School District General Obligation Unlimited 1,700 5.000 02/15/45 1,804
Royal Independent School District General Obligation Unlimited 1,200 5.000 02/15/46 1,266

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 691
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 665 5.000 10/01/28 680
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 420 3.450 07/01/29 421
San Antonio Municipal Facilities Corp. Revenue Bonds (~)(ae)(Ê) 675 5.000 08/01/50 690
San Antonio Water System Revenue Bonds 680 5.000 05/15/39 737
Sherman Independent School District General Obligation Unlimited 2,850 5.000 02/15/39 3,090
Sherman Independent School District General Obligation Unlimited 6,225 5.000 02/15/53 6,429
SMHA Finance Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 1,035 3.700 07/01/28 1,040
South Manvel Development Authority Tax Allocation 190 4.500 04/01/30 193
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 328
South Manvel Development Authority Tax Allocation 270 4.500 04/01/39 264
Southwest Houston Redevelopment Authority Tax Allocation Revenue Bonds (µ) 1,300 5.000 09/01/33 1,321
Southwest Houston Redevelopment Authority Tax Allocation Revenue Bonds (µ) 55 4.000 09/01/34 55
Southwest Houston Redevelopment Authority Tax Allocation Revenue Bonds (µ) 85 4.000 09/01/36 85
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 4,832
State of Texas General Obligation Unlimited 6,650 5.000 10/01/39 7,227
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,351
State of Texas General Obligation Unlimited (~)(ae)(Ê) 10,100 2.800 10/01/41 9,950
Strategic Housing Finance Corp. of Travis County Revenue Bonds (~)(ae)(Ê) 905 3.350 03/01/46 905
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 300 5.000 07/01/27 305
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/28 362
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 10/01/31 186
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 1,000 5.000 11/15/41 1,070
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 310 5.000 10/01/44 316
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(Ê) 46,670 2.850 11/15/50 46,670
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 3,000 5.000 11/15/51 3,242
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 6,375 5.000 11/15/55 6,834
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 10,500 5.000 11/15/64 11,379
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,399
Texas Department of Housing and Community Affairs Revenue Bonds (~)(ae)(Ê) 2,000 3.050 09/01/29 1,997
Texas Department of Housing and Community Affairs Revenue Bonds 5,545 3.500 07/01/52 5,397
Texas Department of Housing and Community Affairs Revenue Bonds 7,820 5.500 09/01/52 8,143
Texas Department of Housing and Community Affairs Revenue Bonds 14,440 5.500 07/01/53 15,244
Texas Department of Housing and Community Affairs Revenue Bonds 5,715 5.750 01/01/56 6,112
Texas Department of Housing and Community Affairs Revenue Bonds 3,935 6.250 01/01/56 4,305
Texas Department of Housing and Community Affairs Revenue Bonds 2,500 6.000 01/01/57 2,748
Texas Department of Housing and Community Affairs Revenue Bonds 2,250 6.250 07/01/57 2,508
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds 740 6.250 12/15/26 749
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (~)(Ê) 525 2.710 09/15/27 518
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (~)(Ê) 19,710 3.281 09/15/27 19,315
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,305 5.000 12/15/28 4,428
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,716
Texas Municipal Gas Acquisition and Supply Corp. V Revenue Bonds 16,155 5.000 04/01/36 16,738
Texas Municipal Gas Acquisition and Supply Corp. V Revenue Bonds (~)(ae)(Ê) 15,500 5.000 01/01/55 16,081
Texas Municipal Gas Acquisition and Supply Corp. VI Revenue Bonds 10,295 5.250 03/01/37 10,859
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 6,890 5.000 12/31/32 7,198
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,109
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,401
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 488
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 640
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 531

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 529
Texas State University System Revenue Bonds 750 5.000 03/15/31 800
Texas State University System Revenue Bonds 2,080 5.000 03/15/32 2,239
Texas State University System Revenue Bonds 1,000 5.000 03/15/33 1,083
Texas State University System Revenue Bonds 1,000 5.000 03/15/35 1,093
Texas Transportation Finance Corp. Revenue Bonds 2,050 5.000 10/01/45 2,169
Texas Water Development Board Revenue Bonds 1,215 4.000 10/15/40 1,165
Texas Water Development Board Revenue Bonds 4,080 4.000 10/15/43 3,839
Tomball Independent School District General Obligation Unlimited 4,750 3.875 02/15/36 4,783
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 750 3.250 09/01/31 740
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 800 3.500 09/01/36 740
Town of Little Elm Special Assessment Revenue Bonds (Þ) 708 3.125 09/01/41 561
Travis County Development Authority Special Assessment (Þ) 492 4.500 09/01/31 499
Travis County Development Authority Special Assessment (Þ) 497 4.250 09/01/32 498
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 310
Travis County Development Authority Special Assessment (Þ) 600 5.000 09/01/44 605
Travis County Development Authority Special Assessment 688 5.000 09/01/44 690
Travis County Housing Finance Corp. Revenue Bonds 1,983 2.350 07/01/42 1,390
Travis County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 725 3.400 01/01/59 727
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 137
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 821
Viridian Municipal Management District Special Assessment 316 3.750 12/01/27 312
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,829
Westpointe Special Improvement District General Obligation Limited (µ) 455 5.000 08/15/37 482
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,016
Westpointe Special Improvement District General Obligation Limited (µ) 550 5.000 08/15/41 575
Westpointe Special Improvement District General Obligation Limited (µ) 1,055 5.000 08/15/45 1,082
Westpointe Special Improvement District General Obligation Limited (µ) 2,090 5.000 08/15/49 2,120
Westside 211 Special Improvement District General Obligation Limited 295 2.125 08/15/30 267
Westside 211 Special Improvement District General Obligation Limited 310 3.000 08/15/32 284
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 898
Westside 211 Special Improvement District General Obligation Limited (µ) 400 5.000 08/15/40 414
Westside 211 Special Improvement District General Obligation Limited (µ) 500 5.000 08/15/45 511
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,001
833,558
Utah - 1.6%
Black Ridge Infrastructure Financing District Special Assessment 2,969 5.500 12/01/40 2,820
City of Salt Lake Airport Revenue Bonds 1,500 5.000 07/01/43 1,521
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,398
City of Salt Lake City Public Utilities Revenue Bonds 4,125 5.250 02/01/55 4,315
Copper Rim Infrastructure Financing District Special Assessment (Þ) 340 6.125 12/01/54 345
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,529
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,150 5.000 06/01/35 1,254
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,650 5.000 06/01/36 1,735
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,000 5.000 06/01/37 1,078
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,605 5.000 06/01/39 1,711
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 2,855 5.250 06/01/41 3,120
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 825 5.250 06/01/42 889
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 4,000 5.250 06/01/44 4,341
Intermountain Power Agency Revenue Bonds 1,285 5.000 07/01/34 1,391
Intermountain Power Agency Revenue Bonds 1,600 5.000 07/01/36 1,731

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Intermountain Power Agency Revenue Bonds 1,610 5.000 07/01/39 1,723
Intermountain Power Agency Revenue Bonds 1,215 5.000 07/01/41 1,279
Intermountain Power Agency Revenue Bonds 1,385 5.000 07/01/42 1,454
Intermountain Power Agency Revenue Bonds 770 5.000 07/01/43 800
Intermountain Power Agency Revenue Bonds 3,365 5.250 07/01/43 3,581
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,805
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 500 6.250 06/01/55 519
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.500 06/15/39 514
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,573
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 232
Point Phase 1 Public Infrastructure District No. 1 Revenue Bonds 1,000 5.125 03/01/35 1,049
Skyfall Infrastructure Financing District Special Assessment (Þ) 1,500 5.750 12/01/36 1,473
State of Utah General Obligation Unlimited 1,910 3.000 07/01/32 1,840
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 455 3.400 02/01/28 456
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 565 3.700 08/01/43 565
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 3,850 3.050 07/01/44 3,827
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 3,675 3.000 08/01/44 3,620
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,015 3.000 01/01/45 1,999
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 2.650 03/01/45 1,967
Utah Housing Corp. Revenue Bonds 3,280 6.500 07/01/55 3,587
Utah Housing Corp. Revenue Bonds 7,950 6.750 07/01/55 8,932
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,352
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 161
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 254
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,681
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,822
Utah Infrastructure Agency Revenue Bonds 2,585 5.500 10/15/33 2,800
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,003
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/36 981
Utah Infrastructure Agency Revenue Bonds 1,500 4.000 10/15/39 1,410
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,227
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/42 909
Utah State Charter School Finance Authority Revenue Bonds (µ) 1,110 4.000 04/15/35 1,093
Utah State Charter School Finance Authority Revenue Bonds 500 5.000 04/15/38 532
Utah State Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,336
Utah State Charter School Finance Authority Revenue Bonds 795 5.000 04/15/40 835
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 04/15/46 1,021
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 10/15/46 1,000
Utah Transit Authority Revenue Bonds 2,475 5.000 12/15/43 2,666
114,056
Vermont - 0.0%
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 933
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 750 4.375 06/01/52 752
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 488
Vermont Housing Finance Agency Revenue Bonds 133 4.750 11/01/48 133
2,306
Virgin Islands - 0.4%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,014
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,099
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,254
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,196

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 550 5.000 10/01/39 558
Virgin Islands Public Finance Authority Revenue Bonds (µ) 580 5.000 10/01/32 585
Virgin Islands Transportation and Infrastructure Corp. Revenue Bonds 1,065 5.000 09/01/43 1,122
31,828
Virginia - 1.4%
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 2,125 2.950 09/01/49 2,105
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 07/01/53 1,364
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 376
Ballston Quarter Community Development Authority Tax Allocation 916 1.000 03/01/59 813
Chesapeake Bay Bridge and Tunnel District Revenue Bonds (µ) 3,760 5.000 07/01/41 3,679
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 963
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,490
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 6,711 4.640 10/25/40 6,530
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 14,847 4.760 08/25/41 15,142
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 14,974 4.836 03/25/42 15,242
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 799
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 743
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 992
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,089
Louisa Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.800 11/01/35 4,274
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 799
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 51
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 32
Salem Economic Development Authority Revenue Bonds 400 5.500 04/01/45 416
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 826
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 366
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 118
Virginia College Building Authority Revenue Bonds 300 6.000 06/01/50 317
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,103
Virginia Housing Development Authority Revenue Bonds 1,100 4.150 07/01/41 1,047
Virginia Housing Development Authority Revenue Bonds 950 4.650 12/01/44 949
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,164
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,745
Virginia Small Business Financing Authority Revenue Bonds 510 5.000 10/01/36 552
Virginia Small Business Financing Authority Revenue Bonds 550 5.000 10/01/37 594
Virginia Small Business Financing Authority Revenue Bonds 2,060 5.250 12/01/41 2,177
Virginia Small Business Financing Authority Revenue Bonds 2,500 5.000 12/31/47 2,504
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,168
Winchester Economic Development Authority Revenue Bonds 275 5.000 01/01/40 291
Winchester Economic Development Authority Revenue Bonds 1,035 5.000 01/01/41 1,090
Winchester Economic Development Authority Revenue Bonds 420 5.000 01/01/42 441
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 3,500 3.125 10/01/40 3,463
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 11,500 3.800 11/01/40 11,573
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,363
99,750
Washington - 1.6%
Central Puget Sound Regional Transit Authority Revenue Bonds 3,850 5.000 11/01/41 3,860
City of Kent General Obligation Limited 1,375 5.000 12/01/41 1,493
City of Seattle Drainage and Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,631
City of Seattle Drainage and Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,855
City of Seattle Drainage and Wastewater Revenue Bonds 500 4.000 09/01/37 505

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Tacoma Electric System Revenue Bonds 1,645 5.250 01/01/50 1,743
County of King Sewer Revenue Bonds (~)(ae)(Ê) 14,275 2.390 01/01/40 14,145
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,747
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 2,971
Energy Northwest Revenue Bonds 1,600 5.000 07/01/27 1,632
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,127
Energy Northwest Revenue Bonds 2,825 5.000 07/01/42 3,016
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,157
Grant County Public Hospital District No. 2 General Obligation Unlimited 500 5.500 12/01/39 528
Jefferson County School District No. 50 Port Townsend General Obligation Unlimited 1,000 5.000 12/01/45 1,063
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 669
Klickitat and Skamania Counties School District No. 405-17 White Salmon valley
General Obligation Unlimited 2,000 5.000 12/01/42 2,150
Pierce County School District No. 403 Bethel General Obligation Unlimited 2,020 5.000 12/01/42 2,153
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/43 1,381
Port of Everett Revenue Bonds (µ) 650 5.000 12/01/46 672
Port of Seattle General Obligation Limited 7,630 5.000 06/01/43 8,016
Port of Seattle Revenue Bonds 4,000 5.000 08/01/36 4,226
Port of Seattle Revenue Bonds 5,000 5.000 07/01/38 5,290
Port of Seattle Revenue Bonds 5,495 4.000 08/01/47 4,762
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 937
State of Washington General Obligation Unlimited 2,000 5.000 02/01/38 2,213
State of Washington General Obligation Unlimited 4,715 5.000 06/01/38 4,929
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,856
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,323
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,187
State of Washington General Obligation Unlimited 1,250 5.000 08/01/47 1,298
University of Washington Revenue Bonds 1,500 3.125 07/01/42 1,214
Washington Health Care Facilities Authority Revenue Bonds 1,275 5.000 08/01/38 1,287
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 10/01/42 1,521
Washington Health Care Facilities Authority Revenue Bonds (~)(µ)(ae)(Ê) 2,000 5.000 08/15/55 2,094
Washington State Convention Center Public Facilities District Revenue Bonds 2,940 4.000 07/01/31 2,988
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,859
Washington State Convention Center Public Facilities District Revenue Bonds 500 5.000 07/01/43 503
Washington State Housing Finance Commission Revenue Bonds 1,000 2.850 07/01/30 977
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,100 4.200 07/01/30 1,102
Washington State Housing Finance Commission Revenue Bonds (Þ) 625 4.500 07/01/30 625
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,450 4.500 07/01/31 1,452
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,250 5.000 07/01/36 1,351
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,500 5.000 07/01/37 1,600
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 271
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 226
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 2,973 4.079 11/20/41 2,797
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 3,693 4.221 03/01/50 3,522
Washington State Housing Finance Commission Revenue Bonds 2,555 6.250 06/01/56 2,811
115,735
West Virginia - 0.6%
County of Ohio Special District Excise Tax Revenue Bonds (µ) 1,500 5.250 06/01/45 1,591
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 145 7.000 06/01/43 151
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,907
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.750 04/01/36 987
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,190 3.375 03/01/40 4,194

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 3.700 12/01/42 1,510
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,469
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 390
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 750
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 494
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 231
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 271
West Virginia Hospital Finance Authority Revenue Bonds 3,270 5.000 06/01/37 3,523
West Virginia Hospital Finance Authority Revenue Bonds 4,000 5.000 06/01/39 4,242
West Virginia Hospital Finance Authority Revenue Bonds 2,000 5.000 06/01/40 2,109
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,830
West Virginia Hospital Finance Authority Revenue Bonds 2,730 5.250 06/01/43 2,899
West Virginia Hospital Finance Authority Revenue Bonds 3,000 5.250 06/01/44 3,176
West Virginia Hospital Finance Authority Revenue Bonds 1,750 5.250 06/01/45 1,845
West Virginia Housing Development Fund Revenue Bonds (~)(ae)(Ê) 400 5.000 08/01/27 405
West Virginia Housing Development Fund Revenue Bonds 1,000 4.350 11/01/39 998
West Virginia Housing Development Fund Revenue Bonds 1,400 4.250 11/01/41 1,354
West Virginia Housing Development Fund Revenue Bonds 1,000 4.700 11/01/44 1,004
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,658
40,988
Wisconsin - 1.5%
City of Kaukauna Waterworks System Revenue Bonds 350 4.000 12/01/29 353
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,512
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 1,040
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,487
Milwaukee Metropolitan Sewerage District General Obligation Unlimited 2,275 3.000 10/01/32 2,169
Public Finance Authority Revenue Bonds 790 4.000 01/01/29 792
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,051
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 439
Public Finance Authority Revenue Bonds 500 5.000 06/01/31 521
Public Finance Authority Revenue Bonds (Þ) 500 5.000 06/01/31 509
Public Finance Authority Revenue Bonds (Þ) 1,175 4.000 04/01/32 1,178
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 434
Public Finance Authority Revenue Bonds (Þ) 679 5.500 12/15/32 674
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 24
Public Finance Authority Revenue Bonds (Þ) 500 4.000 07/15/33 481
Public Finance Authority Revenue Bonds 800 4.250 06/15/34 810
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 19
Public Finance Authority Revenue Bonds (Þ) 1,300 4.000 07/15/34 1,262
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,035
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 19
Public Finance Authority Revenue Bonds 185 5.000 07/01/35 186
Public Finance Authority Revenue Bonds (Þ) 200 5.000 12/01/35 196
Public Finance Authority Revenue Bonds (Þ) 130 5.000 12/15/35 131
Public Finance Authority Revenue Bonds 1,650 4.000 05/01/36 1,602
Public Finance Authority Revenue Bonds (Þ) 385 5.000 06/01/36 384
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 28
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 40
Public Finance Authority Revenue Bonds 1,500 4.000 08/01/36 1,456
Public Finance Authority Revenue Bonds (Þ) 7,775
Zero
coupon 12/15/36 3,985
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/37 28

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 260 5.000 07/01/37 259
Public Finance Authority Revenue Bonds 620 4.000 11/15/37 599
Public Finance Authority Revenue Bonds 1,775 5.200 12/01/37 1,799
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/38 32
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 64
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 102
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/39 32
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 39
Public Finance Authority Revenue Bonds (Þ) 250 4.000 07/15/39 223
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 409
Public Finance Authority Revenue Bonds (Þ) 1,300 5.000 12/15/39 1,284
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 128
Public Finance Authority Revenue Bonds 605 5.000 06/01/40 605
Public Finance Authority Revenue Bonds (Þ) 1,500 5.500 06/01/40 1,562
Public Finance Authority Revenue Bonds 400 5.000 06/15/40 426
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 31
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 39
Public Finance Authority Revenue Bonds (~)(Ê) 4,990 4.147 01/20/41 4,570
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 111
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 62
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 635 4.000 10/01/41 661
Public Finance Authority Revenue Bonds 1,000 5.400 06/20/44 1,029
Public Finance Authority Revenue Bonds 370 5.250 06/01/45 374
Public Finance Authority Revenue Bonds 475 5.250 06/15/45 506
Public Finance Authority Revenue Bonds (Þ) 325 6.500 06/15/45 322
Public Finance Authority Revenue Bonds (Þ) 2,585 6.000 11/15/45 2,446
Public Finance Authority Revenue Bonds 250 5.350 12/01/45 254
Public Finance Authority Revenue Bonds (Þ) 200 6.000 12/15/45 207
Public Finance Authority Revenue Bonds 725 5.250 11/15/50 733
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 593
Racine Unified School District General Obligation Unlimited (µ) 250 5.000 04/01/39 264
Racine Unified School District General Obligation Unlimited (µ) 585 5.000 04/01/40 616
Racine Unified School District General Obligation Unlimited (µ) 350 5.000 04/01/41 368
State of Wisconsin General Obligation Unlimited 650 5.000 05/01/30 691
State of Wisconsin General Obligation Unlimited 4,035 5.000 05/01/31 4,319
State of Wisconsin General Obligation Unlimited 325 5.000 05/01/32 353
State of Wisconsin General Obligation Unlimited 135 5.000 05/01/33 147
State of Wisconsin General Obligation Unlimited 1,225 5.000 05/01/34 1,340
State of Wisconsin General Obligation Unlimited 100 5.000 05/01/35 110
University of Wisconsin Hospitals and Clinics Revenue Bonds 1,060 5.000 04/01/36 1,084
University of Wisconsin Hospitals and Clinics Revenue Bonds (~)(Ê) 10,875 3.050 04/01/54 10,875
Wisconsin Health and Educational Facilities Authority Revenue Bonds 220 4.200 08/15/28 220
Wisconsin Health and Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 270
Wisconsin Health and Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 128
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 263
Wisconsin Health and Educational Facilities Authority Revenue Bonds 8,075 4.000 11/15/39 7,604
Wisconsin Health and Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 125
Wisconsin Health and Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 510
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,415 5.000 04/01/42 1,464
Wisconsin Health and Educational Facilities Authority Revenue Bonds 155 6.375 07/01/45 161
Wisconsin Health and Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 110

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,800 5.000 08/15/47 1,963
Wisconsin Health and Educational Facilities Authority Revenue Bonds (µ) 1,075 4.500 02/15/54 1,007
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,180 5.000 08/15/54 1,231
Wisconsin Housing and Economic Development Authority Home Ownership Revenue
Bonds 2,100 4.250 09/01/44 2,003
Wisconsin Housing and Economic Development Authority Home Ownership Revenue
Bonds 2,695 4.700 09/01/46 2,648
Wisconsin Housing and Economic Development Authority Home Ownership Revenue
Bonds 2,045 6.000 03/01/55 2,178
Wisconsin Housing and Economic Development Authority Home Ownership Revenue
Bonds 9,500 5.750 09/01/56 10,224
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/27 4,793
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 500 3.050 08/01/30 499
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,630 6.000 09/01/54 2,800
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,000 3.100 11/01/56 4,000
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 5.000 08/01/58 2,000
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(Ê) 1,000 5.000 11/01/58 1,009
110,723
Wyoming - 0.2%
County of Campbell Solid Waste Facilities Revenue Bonds 6,795 3.625 07/15/39 6,107
Wyoming Community Development Authority Revenue Bonds 1,645 4.300 12/01/40 1,597
Wyoming Community Development Authority Revenue Bonds 5,040 5.750 06/01/53 5,279
12,983
Total Municipal Bonds
(cost $7,362,338) 7,307,748
Short-Term Investments - 0.0%
U.S. Cash Management Fund(@) 93 (∞) —
Total Short-Term Investments
(cost $—) —
Total Investments - 101.0%
(identified cost $7,362,338) 7,307,748
Other Assets and Liabilities, Net - (1.0)%
(70,346)
Net Assets - 100.0%
7,237,402

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
3.3%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 150,000 100.33 150
152
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.35 735
730
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 07/23/25 2,535,000 97.65 2,475
2,604
Arizona Industrial Development Authority Revenue Bonds 04/15/21 185,000 101.45 188
175
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,225
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.29 248
249
Arizona Industrial Development Authority Revenue Bonds 06/11/26 475,000 102.16 485
479
Arkansas Development Finance Authority Revenue Bonds 03/19/26 13,090,000 100.00 13,090
13,040
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 770,000 99.50 766
734
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
244
Atlanta Development Authority (The) Revenue Bonds 10/16/25 1,000,000 99.50 995
1,010
Atlanta Development Authority (The) Tax Allocation 08/22/24 500,000 100.00 500
504
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 94.11 1,957
1,997
Ave Maria Stewardship Community District Special Assessment 07/24/23 400,000 99.71 399
408
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 725,000 100.00 725
732
Baldwin County Industrial Development Authority Revenue Bonds 02/27/26 4,415,000 99.05 4,373
4,371
Build NYC Resource Corp. Revenue Bonds 07/19/23 245,000 102.03 250
246
Build NYC Resource Corp. Revenue Bonds 12/18/24 125,000 101.55 127
124
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 99.40 99
97
California Municipal Finance Authority Revenue Bonds 05/08/25 405,000 100.00 405
408
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.73 1,027
982
California School Finance Authority Revenue Bonds 06/28/22 830,000 89.96 747
780
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.78 89
85
California School Finance Authority Revenue Bonds 05/17/23 55,000 100.00 55
55
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.71 429
425
California School Finance Authority Revenue Bonds 07/26/24 250,000 100.62 252
221
California School Finance Authority Revenue Bonds 07/26/24 250,000 101.51 254
240
California Statewide Communities Development Authority Revenue Bonds 09/22/17 1,070,000 99.83 1,068
1,070
California Statewide Communities Development Authority Revenue Bonds 05/15/25 775,000 100.00 775
775
Capital Projects Finance Authority Revenue Bonds 12/06/24 225,000 103.21 232
209
Capital Projects Finance Authority Revenue Bonds 12/06/24 250,000 105.47 264
241
Capital Projects Finance Authority Revenue Bonds 07/25/25 225,000 98.90 223
227
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 115,000 100.00 115
109
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.58 493
462
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.37 1,054
991
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.33 108
85
Capital Trust Authority Revenue Bonds 08/22/24 1,525,000 100.89 1,539
1,484
Capital Trust Authority Revenue Bonds 04/03/25 150,000 96.78 145
143
Capital Trust Authority Revenue Bonds 04/03/25 150,000 97.02 146
146
Capital Trust Authority Revenue Bonds 07/14/25 400,000 98.39 394
399
Chester County Industrial Development Authority Revenue Bonds 06/08/23 2,280,000 98.43 2,244
2,261
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,080,000 97.40 1,052
946
Chester County Industrial Development Authority Special Assessment 08/16/18 72,000 99.81 72
73
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.88 4,744
5,099
Chicago Board of Education General Obligation Unlimited 08/26/25 1,500,000 104.77 1,572
1,546
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 104.11 390
383
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 105.91 397
392
City of Anna Special Assessment Revenue Bonds 09/13/23 314,000 100.00 314
321
City of Anna Special Assessment Revenue Bonds 08/27/25 705,000 99.13 699
715
City of Anna Special Assessment Revenue Bonds 08/27/25 825,000 99.63 822
816
City of Austin Special Assessment Revenue Bonds 11/22/24 391,000 99.45 389
391
City of Austin Special Assessment Revenue Bonds 04/24/26 700,000 100.00 700
685
City of Birmingham Regional Water Works Revenue Bonds 08/29/24 1,825,000 100.00 1,825
1,825
City of Boyd Special Assessment Revenue Bonds 01/19/24 1,005,000 99.71 1,002
991
City of Celina Special Assessment Revenue Bonds 08/12/20 230,000 100.00 230
212
City of Celina Special Assessment Revenue Bonds 08/12/20 50,000 100.00 50
50
City of Celina Special Assessment Revenue Bonds 04/13/22 134,000 100.00 134
135
City of Celina Special Assessment Revenue Bonds 09/14/22 88,000 100.00 88
88
City of Celina Special Assessment Revenue Bonds 04/12/23 460,000 100.00 460
465
City of Celina Special Assessment Revenue Bonds 07/12/23 116,000 100.00 116
119
City of Celina Special Assessment Revenue Bonds 04/10/24 140,000 100.00 140
142
City of Celina Special Assessment Revenue Bonds 11/13/24 150,000 100.00 150
149

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 411
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Celina Special Assessment Revenue Bonds 05/13/26 800,000 99.18 793
779
City of Chicago Lakeshore East Special Assessment Area Special
Assessment 02/16/22 300,000 100.00 300
288
City of Chicago Lakeshore East Special Assessment Area Special
Assessment 02/16/22 325,000 100.00 325
308
City of Chicago Lakeshore East Special Assessment Area Special
Assessment 02/16/22 348,000 100.00 348
326
City of Chicago Lakeshore East Special Assessment Area Special
Assessment 02/16/22 275,000 100.00 275
259
City of Crandall Special Assessment Revenue Bonds 06/08/21 50,000 100.00 50
50
City of Crandall Special Assessment Revenue Bonds 01/31/22 599,000 100.00 599
600
City of Crandall Special Assessment Revenue Bonds 02/19/25 425,000 99.63 423
410
City of Dayton Special Assessment Revenue Bonds 11/03/25 250,000 99.81 249
240
City of Dripping Springs Special Assessment 06/07/23 364,000 100.00 364
367
City of Dripping Springs Special Assessment 09/18/24 381,000 100.00 381
377
City of Ennis Special Assessment Revenue Bonds 10/22/25 602,000 99.58 599
579
City of Fate Special Assessment Revenue Bonds 04/05/22 124,000 100.00 124
124
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 104.73 1,047
886
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 105.19 1,525
1,362
City of Fort Lauderdale Special Assessment 02/11/22 230,000 108.49 249
238
City of Fort Lauderdale Special Assessment 02/11/22 240,000 110.18 264
249
City of Fort Lauderdale Special Assessment 02/11/22 255,000 111.68 285
266
City of Fort Lauderdale Special Assessment 10/02/23 210,000 100.06 210
215
City of Fort Worth Special Assessment Revenue Bonds 02/05/26 1,000,000 98.83 988
985
City of Garden Revenue Bonds 09/10/25 340,000 100.00 340
340
City of Haslet Special Assessment Revenue Bonds 10/19/21 100,000 100.00 100
100
City of Hutto Special Assessment Revenue Bonds 10/22/21 109,000 100.00 109
109
City of Josephine Special Assessment Revenue Bonds 04/14/26 727,000 99.01 720
712
City of Justin Special Assessment Revenue Bonds 03/27/18 570,000 100.00 570
576
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
100
City of Kyle Special Assessment Revenue Bonds 03/23/22 262,000 100.00 262
262
City of Kyle Special Assessment Revenue Bonds 03/23/22 501,000 100.00 501
490
City of Kyle Special Assessment Revenue Bonds 01/18/23 2,069,000 99.54 2,061
2,025
City of Kyle Special Assessment Revenue Bonds 10/18/23 85,000 99.64 85
88
City of Kyle Special Assessment Revenue Bonds 10/16/24 351,000 100.00 351
348
City of Lavon Special Assessment Revenue Bonds 11/16/22 200,000 100.00 200
203
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 91.58 902
915
City of Lavon Special Assessment Revenue Bonds 10/16/24 207,000 100.00 207
209
City of Lavon Special Assessment Revenue Bonds 07/16/25 1,100,000 100.00 1,100
1,127
City of Lowry Crossing Special Assessment Revenue Bonds 06/11/25 531,000 100.00 531
530
City of Lowry Crossing Special Assessment Revenue Bonds 06/11/25 320,000 99.70 319
316
City of Manor Special Assessment Revenue Bonds 06/22/23 233,000 99.81 233
236
City of Manor Special Assessment Revenue Bonds 05/08/25 310,000 100.00 310
314
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
599
City of Mesquite Special Assessment Revenue Bonds 09/05/18 185,000 100.00 185
187
City of Mesquite Special Assessment Revenue Bonds 04/04/23 816,000 100.00 816
793
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
100
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 240,000 100.00 240
247
City of Oak Point Special Assessment Revenue Bonds 09/26/24 309,000 99.77 308
312
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 269,000 100.00 269
269
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 500,000 100.00 500
516
City of Princeton Special Assessment Revenue Bonds 04/24/18 225,000 100.00 225
227
City of Princeton Special Assessment Revenue Bonds 05/25/21 128,000 100.00 128
121
City of Princeton Special Assessment Revenue Bonds 09/28/21 210,000 100.00 210
202
City of Princeton Special Assessment Revenue Bonds 03/29/22 111,000 100.00 111
111
City of Princeton Special Assessment Revenue Bonds 03/29/22 280,000 100.00 280
277
City of Princeton Special Assessment Revenue Bonds 02/14/23 619,000 100.00 619
624
City of Princeton Special Assessment Revenue Bonds 10/11/23 289,000 100.00 289
299
City of Princeton Special Assessment Revenue Bonds 03/25/25 300,000 100.00 300
297
City of Royse Special Assessment Revenue Bonds 06/30/20 175,000 102.28 179
160
City of Royse Special Assessment Revenue Bonds 07/15/20 100,000 100.00 100
89
City of Royse Special Assessment Revenue Bonds 10/11/23 172,000 100.00 172
178
City of Royse Special Assessment Revenue Bonds 07/10/24 400,000 99.14 397
384
City of Royse Special Assessment Revenue Bonds 07/09/25 598,000 100.00 598
594
City of Royse Special Assessment Revenue Bonds 07/09/25 606,000 99.42 602
620
City of Sachse Special Assessment Revenue Bonds 11/15/22 659,000 100.00 659
661
City of Valparaiso Revenue Bonds 03/23/26 2,260,000 101.80 2,301
2,295
City of Venice Revenue Bonds 11/20/24 900,000 100.00 900
900

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Venus Special Assessment Revenue Bonds 11/09/21 250,000 99.74 249
233
City of Waxahachie Special Assessment 05/17/22 205,000 100.00 205
206
City of Wharton Special Assessment Revenue Bonds 06/24/25 530,000 99.70 528
533
City of Wichita Revenue Bonds 04/29/26 1,000,000 99.84 998
977
Clinton County Capital Resource Corp. Revenue Bonds 01/15/25 460,000 105.81 487
500
Club Municipal Management District No. 1 Special Assessment 12/01/21 41,000 100.00 41
41
Club Municipal Management District No. 1 Special Assessment 11/26/24 399,000 100.00 399
400
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.69 234
235
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
313
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 100,000 103.40 103
100
Copper Rim Infrastructure Financing District Special Assessment 08/28/25 340,000 100.00 340
345
Corkscrew Farms Community Development District Special Assessment 12/13/17 95,000 100.00 95
96
County of Bastrop Special Assessment Revenue Bonds 05/22/23 311,000 99.72 310
314
County of Gallatin Revenue Bonds 12/09/21 450,000 104.01 468
351
County of Gallatin Revenue Bonds 12/09/21 2,420,000 98.75 2,390
1,985
County of Gallatin Revenue Bonds 02/11/25 655,000 69.66 456
453
County of Okaloosa Revenue Bonds 09/25/25 225,000 100.00 225
230
County of Pima Industrial Development Authority (The) Revenue Bonds 10/06/22 500,000 100.51 503
535
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.78 274
276
Creek Preserve Community Development District Special Assessment 04/13/23 1,255,000 95.78 1,202
1,240
Creek Preserve Community Development District Special Assessment 01/17/24 425,000 98.96 421
431
Curiosity Creek Community Development District Special Assessment 12/17/25 400,000 100.00 400
395
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.51 796
703
Cypress Reserve Community Development District Special Assessment 09/17/25 300,000 100.00 300
298
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,075,000 99.33 1,071
1,062
Doylestown Hospital Authority Revenue Bonds 04/15/24 470,000 101.08 475
485
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
58
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 99.67 50
50
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 235,000 99.92 235
238
Entrada Community Development District Special Assessment 09/23/21 370,000 99.71 369
358
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,220,000 100.46 1,226
1,238
Florida Development Finance Corp. Revenue Bonds 06/20/19 225,000 105.16 237
226
Florida Development Finance Corp. Revenue Bonds 06/20/19 150,000 105.55 158
153
Florida Development Finance Corp. Revenue Bonds 10/21/20 495,000 100.97 500
498
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 107.56 145
140
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 109.25 109
102
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.01 953
926
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.30 802
789
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.55 151
143
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 1,175,000 99.44 1,168
1,195
Florida Local Government Finance Commission Revenue Bonds 06/18/25 625,000 100.00 625
629
Hammock Oaks Community Development District Special Assessment 03/26/25 435,000 100.00 435
436
Harmony West Community Development District Special Assessment 06/19/18 265,000 100.00 265
270
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
627
Hills of Minneola Community Development District Special Assessment 07/16/20 120,000 100.00 120
119
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.56 1,294
1,344
Illinois Finance Authority Revenue Bonds 04/03/25 155,000 101.04 157
155
Illinois Finance Authority Revenue Bonds 05/08/25 700,000 96.28 674
685
Illinois Finance Authority Revenue Bonds 04/29/26 1,800,000 100.14 1,802
1,741
Jefferson Center Metropolitan District No. 2 Revenue Bonds 05/21/26 1,000,000 99.01 990
980
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 350,000 100.00 350
353
Kalamazoo Economic Development Corp. Revenue Bonds 01/16/26 350,000 100.00 350
351
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 275,000 100.00 275
276
Kansas City Industrial Development Authority Revenue Bonds 01/28/26 860,000 96.60 831
819
K-Bar Ranch II Community Development District Special Assessment 12/19/17 200,000 100.00 200
201
Knightsbridge Community Development District Special Assessment 03/14/24 690,000 100.00 690
686
Lake Emma Community Development District Special Assessment 07/07/23 75,000 99.83 75
76
Lakewood Ranch Stewardship District Special Assessment 09/18/20 210,000 99.95 210
208
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
99
Lee County Industrial Development Authority Revenue Bonds 05/29/26 1,700,000 99.59 1,693
1,665
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 290,000 100.31 291
291
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 450,000 100.59 453
429
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 99.86 549
550
Main Street Natural Gas, Inc. Revenue Bonds 11/13/24 1,210,000 99.85 1,208
1,206

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 413
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Malabar Springs Community Development District Special Assessment 07/30/26 400,000 100.00 400
399
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 365,000 107.92 394
309
Massachusetts Development Finance Agency Revenue Bonds 10/26/22 625,000 100.82 630
641
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 450,000 99.40 447
454
Massachusetts Development Finance Agency Revenue Bonds 07/01/26 1,650,000 100.00 1,650
1,618
McJunkin Parkland Community Development District Special Assessment 11/01/18 365,000 100.00 365
371
Michigan Finance Authority Revenue Bonds 02/03/25 6,495,000 100.00 6,495
6,524
Michigan Strategic Fund Revenue Bonds 06/04/26 690,000 99.42 686
680
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 500,000 100.00 500
519
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 100.88 504
514
Mississippi Development Bank Revenue Bonds 11/07/23 175,000 99.84 175
178
Mississippi Development Bank Revenue Bonds 11/07/23 200,000 99.97 200
202
Mississippi Development Bank Revenue Bonds 05/13/25 225,000 100.02 225
228
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 145,000 99.07 144
151
Naples Reserve Community Development District Special Assessment 05/10/18 375,000 99.78 374
381
Nevada Department of Business and Industry Revenue Bonds 04/06/18 330,000 100.00 330
330
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 277,000 100.00 277
272
New Hampshire Business Finance Authority Revenue Bonds 12/04/25 1,881,000 100.00 1,881
1,876
New Hampshire Business Finance Authority Revenue Bonds 03/06/26 1,750,000 58.47 1,023
1,010
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 103.70 1,260
1,168
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 90.34 411
411
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 96.65 899
904
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 99.30 511
512
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 82.36 305
316
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 11/13/24 1,000,000 100.34 1,003
956
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/11/24 1,205,000 97.91 1,180
1,166
New Port Corners Community Development District Special Assessment 11/20/25 195,000 100.00 195
194
New York Liberty Development Corp. Revenue Bonds 07/07/20 7,160,000 97.27 6,866
7,160
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.54 679
675
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,491
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.96 742
750
Northridge Community Development District Special Assessment 05/15/25 185,000 100.00 185
186
Oneida Indian Nation of New York Revenue Bonds 11/15/24 1,000,000 109.58 1,096
1,048
Orange Branch Community Development District Special Assessment 04/29/26 725,000 100.00 725
720
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 103.79 778
751
Parish of St. James Revenue Bonds 04/11/25 1,000,000 103.26 1,033
1,089
Philadelphia Industrial Development Authority Revenue Bonds 11/20/20 660,000 102.24 675
664
Philadelphia Industrial Development Authority Revenue Bonds 11/20/20 415,000 104.50 434
420
Philadelphia Industrial Development Authority Revenue Bonds 11/20/20 440,000 105.73 465
445
Philadelphia Industrial Development Authority Revenue Bonds 06/30/23 220,000 100.40 221
221
Philadelphia Industrial Development Authority Revenue Bonds 07/18/23 140,000 101.72 142
141
Philadelphia Industrial Development Authority Revenue Bonds 06/13/24 645,000 100.00 645
648
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
98
Pine Isle Community Development District Special Assessment 01/18/22 65,000 100.00 65
65
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.18 100
101
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 3,000,000 98.65 2,946
3,005
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 410,000 99.60 408
411
Public Finance Authority Revenue Bonds 12/03/20 200,000 109.18 218
196
Public Finance Authority Revenue Bonds 01/21/22 1,175,000 99.98 1,175
1,178
Public Finance Authority Revenue Bonds 02/02/22 450,000 102.74 462
439
Public Finance Authority Revenue Bonds 02/02/22 455,000 103.10 469
434
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.91 989
1,035
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.50 402
409
Public Finance Authority Revenue Bonds 09/25/24 1,300,000 103.86 1,350
1,284
Public Finance Authority Revenue Bonds 12/04/24 250,000 97.33 243
223
Public Finance Authority Revenue Bonds 12/04/24 1,300,000 99.66 1,296
1,262
Public Finance Authority Revenue Bonds 03/24/25 1,500,000 103.11 1,547
1,562
Public Finance Authority Revenue Bonds 08/15/25 200,000 100.00 200
207
Public Finance Authority Revenue Bonds 08/15/25 130,000 100.43 131
131
Public Finance Authority Revenue Bonds 09/10/25 325,000 97.97 318
322
Public Finance Authority Revenue Bonds 11/21/25 2,585,000 97.24 2,514
2,446
Public Finance Authority Revenue Bonds 12/03/25 500,000 99.10 495
481
Public Finance Authority Revenue Bonds 03/20/26 7,775,000 52.06 4,048
3,985
Public Finance Authority Revenue Bonds 05/13/26 679,374 100.00 679
674
Public Finance Authority Revenue Bonds 07/15/26 385,000 101.00 389
384
Public Finance Authority Revenue Bonds 07/15/26 500,000 101.92 510
509
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 11/16/21 4,655,000 101.90 4,784
4,853

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 10/12/22 7,400,000 94.10 6,719
7,422
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/12/22 1,840,000 100.58 1,851
1,902
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/25/23 5,460,000 101.69 5,552
5,799
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 02/07/23 8,700,000 100.33 8,743
8,966
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/25 955,000 103.54 989
992
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/21/25 1,290,000 92.45 1,193
1,214
Radiance Community Development District Special Assessment 08/29/25 375,000 99.44 373
385
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.74 299
293
Riversong Community Development District Special Assessment 09/25/25 370,000 100.00 370
367
Riverwalk Community Development District Special Assessment 03/07/25 205,000 100.00 205
204
Rye Ranch Community Development District Special Assessment 09/13/23 155,000 100.00 155
159
Savanna Lakes Community Development District Special Assessment 05/11/23 120,000 99.89 120
121
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 155,000 100.00 155
158
Seminole Palms Community Development District Special Assessment 09/04/24 535,000 100.00 535
544
Sherwood Manor Community Development District Special Assessment 09/13/18 385,000 99.63 384
391
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 325,000 100.85 328
297
Skyfall Infrastructure Financing District Special Assessment 06/24/26 1,500,000 100.00 1,500
1,473
Somerset Bay Community Development District Special Assessment 05/20/24 215,000 100.00 215
218
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 600,000 102.03 612
616
State of Ohio Revenue Bonds 10/23/25 300,000 99.28 298
290
Stillwater Community Development District Special Assessment 08/05/25 1,000,000 81.19 812
838
Stonewater Community Development District Special Assessment 10/13/21 60,000 100.00 60
60
Stuart Crossing Community Development District Special Assessment 03/13/24 195,000 100.00 195
198
Stuart Crossing Community Development District Special Assessment 07/30/26 480,000 100.00 480
479
Talis Park Community Development District Special Assessment 11/13/24 1,875,000 100.00 1,875
1,788
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
537
Timber Creek Community Development District Special Assessment 06/20/18 330,000 99.92 330
335
Town of Bridgeville Special Tax 04/24/24 1,935,000 99.04 1,915
1,951
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 750,000 100.00 750
740
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 800,000 100.00 800
740
Town of Little Elm Special Assessment Revenue Bonds 12/08/21 708,000 100.00 708
561
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
310
Travis County Development Authority Special Assessment 03/19/24 492,000 100.00 492
499
Travis County Development Authority Special Assessment 12/03/24 600,000 100.11 601
605
Travis County Development Authority Special Assessment 12/03/24 497,000 99.89 496
498
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
436
Triple Creek Community Development District Special Assessment 06/17/24 190,000 100.00 190
193
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 3,203,324 100.30 3,213
3,245
Upper Illinois River Valley Development Authority Revenue Bonds 03/16/23 410,000 97.63 400
364
Veranda Community Development District II Special Assessment Revenue
Bonds 02/24/21 50,000 100.00 50
49
Vermont Economic Development Authority Revenue Bonds 12/18/25 750,000 100.61 755
752
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 550,000 98.36 541
488
Village Community Development District No. 15 Special Assessment
Revenue Bonds 06/22/23 635,000 100.00 635
638
Village Community Development District No. 15 Special Assessment
Revenue Bonds 06/22/23 195,000 100.00 195
198
Village Community Development District No. 15 Special Assessment
Revenue Bonds 06/22/23 100,000 100.00 100
101
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.59 212
226
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,500,000 104.17 1,563
1,600
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,250,000 104.81 1,310
1,351
Washington State Housing Finance Commission Revenue Bonds 06/18/25 625,000 100.00 625
625
Washington State Housing Finance Commission Revenue Bonds 09/26/25 1,450,000 100.00 1,450
1,452
Washington State Housing Finance Commission Revenue Bonds 09/26/25 1,100,000 100.00 1,100
1,102
West Port East Community Development District Special Assessment 06/13/25 245,000 100.00 245
246
West Villages Improvement District Special Assessment 10/17/25 82,000 100.00 82
82
Westview South Community Development District Special Assessment 07/31/25 410,000 100.00 410
408
Willowbrook Community Development District Special Assessment 09/12/25 575,000 100.00 575
572
Windsor Cay Community Development District Special Assessment 11/14/25 240,000 100.00 240 232
239,176
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 415
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States Treasury Ultra Bond Futures 1 USD 110 09/26 4
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 4
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 360,620 $ — $ — $ 360,620
Alaska — 12,710 — — 12,710
Arizona — 196,936 — — 196,936
Arkansas — 27,519 — — 27,519
California — 669,254 — — 669,254
Colorado — 173,342 — — 173,342
Connecticut — 184,813 — — 184,813
Delaware — 44,099 — — 44,099
District of Columbia — 84,737 — — 84,737
Florida — 442,622 — — 442,622
Georgia — 211,985 — — 211,985
Guam — 30,183 — — 30,183
Hawaii — 12,166 — — 12,166
Idaho — 30,783 — — 30,783
Illinois — 591,237 — — 591,237
Indiana — 65,390 — — 65,390
Iowa — 52,528 — — 52,528
Kansas — 15,399 — — 15,399
Kentucky — 136,017 — — 136,017
Louisiana — 115,032 — — 115,032
Maine — 6,310 — — 6,310
Maryland — 65,509 — — 65,509
Massachusetts — 79,571 — — 79,571
Michigan — 81,297 — — 81,297
Minnesota — 103,825 — — 103,825
Mississippi — 113,075 — — 113,075
Missouri — 69,342 — — 69,342
Montana — 18,670 — — 18,670
Nebraska — 15,172 — — 15,172
Nevada — 30,458 — — 30,458
New Hampshire — 98,000 — — 98,000
New Jersey — 219,163 — — 219,163

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
New Mexico — 24,511 — — 24,511
New York — 644,253 — — 644,253
North Carolina — 94,804 — — 94,804
North Dakota — 18,652 — — 18,652
Ohio — 99,498 — — 99,498
Oklahoma — 38,807 — — 38,807
Oregon — 44,453 — — 44,453
Pennsylvania — 230,664 — — 230,664
Puerto Rico — 193,285 — — 193,285
Rhode Island — 17,424 — — 17,424
South Carolina — 81,908 — — 81,908
South Dakota — 14,270 — — 14,270
Tennessee — 85,528 — — 85,528
Texas — 833,558 — — 833,558
Utah — 114,056 — — 114,056
Vermont — 2,306 — — 2,306
Virgin Islands — 31,828 — — 31,828
Virginia — 99,750 — — 99,750
Washington — 115,735 — — 115,735
West Virginia — 40,988 — — 40,988
Wisconsin — 110,723 — — 110,723
Wyoming — 12,983 — — 12,983
Short-Term Investments — — — — —
Total Investments
— 7,307,748 — — 7,307,748
Other Financial Instruments
Assets
Futures Contracts 4 — — — 4
Total Other Financial Instruments
*
$ 4 $ — $ — $ — $ 4
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 417
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ — $ 561,032 $ 561,031 $ (1) $ — $ — $ 37 $ —

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.6%
Australia - 4.8%
APA Group 253,639 1,817
Atlas Arteria, Ltd. 262,431 929
Cleanaway Waste Management, Ltd. 623,302 1,028
Dalrymple Bay Infrastructure, Ltd. 532,988 2,096
NEXTDC, Ltd.(Æ) 321,233 3,028
Transurban Group(Æ) 1,947,641 20,258
29,156
Belgium - 0.3%
Elia Group SA 12,634 1,813
Brazil - 0.5%
Cia Paranaense de Energia - Copel 177,353 519
Motiva Infraestrutura de Mobilidade SA 439,421 1,279
Rumo SA 513,259 1,462
3,260
Canada - 7.3%
Algonquin Power & Utilities Corp. 647,845 3,790
AltaGas , Ltd. 56,132 2,234
Canadian National Railway Co. 49,535 6,299
Canadian Pacific Kansas City, Ltd. 35,700 3,173
Capital Power Corp. 10,908 513
Enbridge, Inc. 194,719 10,602
Keyera Corp. 53,714 2,282
Pembina Pipeline Corp. 33,444 1,635
Rockpoint Gas Storage, Inc. Class A 46,248 870
South Bow Corp. 6,753 250
TC Energy Corp. 195,683 13,177
44,825
China - 2.1%
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 6,508,000 1,428
China Merchants Port Holdings Co., Ltd. 616,000 1,202
China Tower Corp., Ltd. Class H(Þ) 3,939,400 5,041
COSCO SHIPPING Ports, Ltd. 250,000 170
ENN Energy Holdings, Ltd. 598,882 3,585
Zhejiang Expressway Co., Ltd. Class H 1,282,000 1,137
12,563
Denmark - 0.8%
Orsted A/S(Æ)(Þ) 207,466 4,633
France - 6.0%
Aeroports de Paris SA 102,190 14,227
Engie SA 204,614 6,399
Getlink SE 707,443 15,087
Veolia Environnement SA 30,865 1,230
36,943
Germany - 2.2%
E.ON SE 336,475 7,266
Fraport AG Frankfurt Airport Services
Worldwide 17,738 1,384
RWE AG 70,536 4,652
13,302
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greece - 0.4%
GEK TERNA SA 47,413 2,474
Hong Kong - 0.8%
CLP Holdings, Ltd. 467,500 4,657
Italy - 2.0%
Enav SpA (Þ) 118,916 694
Enel SpA 451,330 5,099
Hera SpA 1,229,450 5,382
Infrastrutture Wireless Italiane SpA (Þ) 60,658 452
Italgas SpA 67,507 697
12,324
Japan - 1.7%
Central Japan Railway Co. 6,200 154
East Japan Railway Co. 32,600 757
Japan Airport Terminal Co., Ltd. 166,100 5,887
Kansai Electric Power Co., Inc. (The) 19,700 303
Osaka Gas Co., Ltd. 21,500 744
Tokyo Metro Co., Ltd. 27,500 252
West Japan Railway Co. 137,200 2,582
10,679
Malaysia - 0.1%
Tenaga Nasional Berhad 242,000 864
Mexico - 6.1%
Grupo Aeroportuario del Centro Norte
SAB de CV 100,147 1,338
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 41,454 4,431
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 16,915 3,677
Grupo Aeroportuario del Pacifico SAB de
CV Class B 573,028 12,458
Grupo Aeroportuario del Sureste SAB de
CV - ADR 9,299 2,563
Grupo Aeroportuario del Sureste SAB de
CV Class B 346,957 9,608
Promotora y Operadora de Infraestructura
SAB de CV 192,129 3,034
37,109
Netherlands - 0.1%
Koninklijke Vopak NV 9,998 566
New Zealand - 1.3%
Auckland International Airport, Ltd. 1,287,544 6,592
Infratil , Ltd. 134,715 1,171
7,763
Philippines - 0.6%
International Container Terminal
Services, Inc. 240,285 3,767
Singapore - 0.4%
Sembcorp Industries, Ltd. 575,600 2,477
Spain - 7.7%
Aena SME SA(Þ) 966,961 29,956
Cellnex Telecom SA(Þ) 29,001 898

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enagas SA 82,914 1,618
Iberdrola SA 605,789 14,408
46,880
Switzerland - 1.5%
Flughafen Zurich AG 32,384 9,499
United Kingdom - 2.5%
National Grid PLC 837,575 13,402
National Grid PLC - ADR 4,204 336
SSE PLC 41,711 1,314
15,052
United States - 44.4%
AES Corp. (The) 15,964 234
Alliant Energy Corp. 98,223 6,952
Ameren Corp. 57,931 6,350
American Electric Power Co., Inc. 152,595 19,509
Atmos Energy Corp. 16,249 2,808
Black Hills Corp. 10,157 723
Casella Waste Systems, Inc. Class A(Æ) 2,441 219
CenterPoint Energy, Inc. 110,187 4,632
Cheniere Energy, Inc. 59,596 15,708
CMS Energy Corp. 13,448 968
Constellation Energy Corp. 20,694 5,437
Crown Castle, Inc.(ö) 24,071 1,837
CSX Corp. 87,032 4,386
Digital Realty Trust, Inc.(ö) 12,058 2,273
Dominion Energy, Inc. 11,634 805
DT Midstream, Inc. 45,512 6,281
DTE Energy Co. 5,201 738
Duke Energy Corp. 75,592 9,482
Entergy Corp. 118,945 12,801
Equinix, Inc.(ö) 664 677
Evergy , Inc. 66,894 5,553
Ferrovial NV 16,404 1,084
GFL Environmental, Inc. 143,424 5,926
IDACORP, Inc. 9,075 1,297
Kinder Morgan, Inc. 177,698 5,718
Kinetik Holdings, Inc. 12,702 642
NextEra Energy, Inc. 343,505 29,857
NiSource, Inc. 164,003 7,287
Norfolk Southern Corp. 1,981 665
NRG Energy, Inc. 25,470 3,420
ONEOK, Inc. 149,129 13,542
PG&E Corp. 81,933 1,424
PPL Corp. 1,148 40
Public Service Enterprise Group, Inc. 75,327 5,776
Republic Services, Inc. 30,241 6,367
SBA Communications Corp.(ö) 23,488 4,251
Sempra 69,422 6,147
Southern Co. (The) 35,432 3,350
Southwest Gas Holdings, Inc. 7,473 668
Targa Resources Corp. 61,381 16,596
UGI Corp. 131,798 4,761
Union Pacific Corp. 14,918 4,358
Venture Global, Inc. Class A 50,507 676
Vistra Corp. 21,464 3,181
Waste Connections, Inc. 26,704 4,471
Waste Management, Inc. 22,012 4,987
WEC Energy Group, Inc. 5,321 582
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Williams Cos., Inc. (The) 163,109 11,669
Xcel Energy, Inc. 179,405 14,029
271,144
Total Common Stocks
(cost $459,590) 571,750
Short-Term Investments - 4.8%
United States - 4.8%
U.S. Cash Management Fund(@) 29,121,929 (∞) 29,116
Total Short-Term Investments
(cost $29,115) 29,116
Total Investments - 98.4%
(identified cost $488,705) 600,866
Other Assets and Liabilities,
Net - 1.6%
9,666
Net Assets - 100.0%
610,532

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
6.8%
Aena SME SA 02/11/15 EUR 966,961 20.38 19,709
29,956
Cellnex Telecom SA 03/20/19 EUR 29,001 28.21 818
898
China Tower Corp., Ltd. 03/03/25 HKD 3,939,400 1.36 5,359
5,041
Enav SpA 04/07/25 EUR 118,916 4.69 558
694
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 60,658 5.99 363
452
Orsted A/S 10/06/25 DKK 207,466 20.31 4,213 4,633
41,674
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 84 EUR 5,353 09/26
106
S&P E-Mini Energy Select Sector Futures 38 USD 4,764 09/26
294
S&P E-Mini Utilities Select Sector Futures 160 USD 14,363 09/26
(202)
SPI 200 Index Futures 26 AUD 5,813 09/26 45
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 243
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 2,204 AUD 3,200 09/16/26 46
Citigroup USD 797 EUR 700 09/16/26 11
HSBC USD 1,487 AUD 2,119 09/16/26 3
HSBC USD 2,935 EUR 2,528 09/16/26 (15)
Royal Bank of Canada USD 1,485 AUD 2,119 09/16/26 5
Royal Bank of Canada USD 2,932 EUR 2,528 09/16/26 (12)
Royal Bank of Canada AUD 400 USD 280 09/16/26 (1)
Royal Bank of Canada EUR 300 USD 346 09/16/26 —
State Street AUD 1,300 USD 903 09/16/26 (12)
State Street EUR 100 USD 115 09/16/26 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 24
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 29,156 $ — $ — $ 29,156

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 421
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Belgium — 1,813 — — 1,813
Brazil 3,260 — — — 3,260
Canada 44,825 — — — 44,825
China — 12,563 — — 12,563
Denmark — 4,633 — — 4,633
France — 36,943 — — 36,943
Germany — 13,302 — — 13,302
Greece — 2,474 — — 2,474
Hong Kong — 4,657 — — 4,657
Italy — 12,324 — — 12,324
Japan — 10,679 — — 10,679
Malaysia — 864 — — 864
Mexico 37,109 — — — 37,109
Netherlands — 566 — — 566
New Zealand — 7,763 — — 7,763
Philippines — 3,767 — — 3,767
Singapore — 2,477 — — 2,477
Spain — 46,880 — — 46,880
Switzerland — 9,499 — — 9,499
United Kingdom 336 14,716 — — 15,052
United States 270,060 1,084 — — 271,144
Short-Term Investments — — — 29,116 29,116
Total Investments 355,590 216,160 — 29,116 600,866
Other Financial Instruments
Assets
Futures Contracts 445 — — — 445
Foreign Currency Exchange Contracts — 65 — — 65
Liabilities
Futures Contracts (202) — — — (202)
Foreign Currency Exchange Contracts — (41) — — (41)
Total Other Financial Instruments
*
$ 243 $ 24 $ — $ — $ 267
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Global Infrastructure Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Airport Services .................................................................................
103,742 17 .0
Construction & Engineering ..............................................................
3,558 0 .6
Diversified ..........................................................................................
9,037 1 .5
Electric Utilities .................................................................................
142,130 23 .3
Environmental & Facilities Services .................................................
22,998 3 .7
Gas Utilities .......................................................................................
18,930 3 .1
Highways & Railtracks ......................................................................
41,724 6 .8
Independent Power Producers & Energy Traders ..............................
8,579 1 .4
Industrial ............................................................................................
3,173 0 .5
Integrated Telecommunication Services ............................................
6,392 1 .0
Internet Services & Infrastructure ......................................................
3,028 0 .5
Marine Ports & Services ....................................................................
7,235 1 .2
Multi-Sector Holdings .......................................................................
1,171 0 .2
Multi-Utilities ....................................................................................
74,290 12 .2
Oil & Gas Storage & Transportation .................................................
100,214 16 .4
Rail Transportation .............................................................................
20,916 3 .4
Renewable Electricity ........................................................................
4,633 0 .8
Short-Term Investments .......................................................
29,116 4 .8
Total Investments ............................................................................... 600,866 98 .4
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 6,628 $ 443,057 $ 420,573 $ 3 $ 1 $ 29,116 $ 630 $ —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.4%
Australia - 5.6%
Charter Hall Group(ö) 20,558 336
Dexus(ö) 353,620 1,486
Gemlife Communities Group 70,954 220
Goodman Group(ö) 461,332 9,686
HomeCo Daily Needs REIT(ö)(Þ) 714,638 635
Ingenia Communities Group(ö) 442,036 1,352
Mirvac Group(ö) 739,478 929
NEXTDC, Ltd.(Æ) 202,812 1,912
Scentre Group(ö) 1,804,618 4,971
Stockland(ö) 494,202 1,486
Vicinity, Ltd.(ö) 238,899 450
23,463
Belgium - 1.9%
Aedifica SA(ö) 29,171 2,364
Montea NV(ö) 2,799 220
Shurgard Self Storage, Ltd.(ö) 22,696 664
VGP NV 5,429 527
Warehouses De Pauw CVA(ö) 155,855 4,017
7,792
Canada - 1.3%
Chartwell Retirement Residences 127,648 2,057
Granite Real Estate Investment Trust(ö) 21,848 1,499
RioCan Real Estate Investment Trust(ö) 130,615 2,067
5,623
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 67,700 275
France - 2.4%
Covivio SA(ö) 13,337 815
Klepierre SA(ö) 59,733 2,711
Mercialys SA(ö) 54,928 761
Unibail - Rodamco -Westfield(ö) 45,557 5,539
9,826
Germany - 2.0%
Sirius Real Estate, Ltd.(ö) 1,047,289 1,397
TAG Immobilien AG 261,815 4,169
Vonovia SE 112,605 2,734
8,300
Hong Kong - 2.9%
CK Asset Holdings, Ltd. 72,000 440
Henderson Land Development Co., Ltd. 172,000 624
Hongkong Land Holdings, Ltd. 199,800 1,623
Hysan Development Co., Ltd. 87,000 207
Link REIT(ö) 755,083 3,769
Sun Hung Kai Properties, Ltd. 346,543 5,452
12,115
Israel - 0.1%
Melisron , Ltd. 4,642 613
Japan - 7.4%
Daiwa Securities Living Investments
Corp.(ö) 1,360 829
GLP J-REIT(ö) 1,165 1,060
Hoshino Resorts REIT, Inc.(ö) 345 528
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Hotel REIT Investment Corp.(ö) 477 243
Japan Metropolitan Fund Investment
Corp.(ö) 3,565 2,638
Japan Real Estate Investment Corp.(ö) 2,485 1,908
KDX Realty Investment Corp.(ö) 1,757 1,722
Keihanshin Building Co., Ltd. 71,700 515
Mitsubishi Estate Co., Ltd. 131,818 3,190
Mitsui Fudosan Accommodations Fund,
Inc.(ö) 278 214
Mitsui Fudosan Co., Ltd. 717,181 6,971
Mitsui Fudosan Logistics Park, Inc.(ö) 2,006 1,364
Nippon Building Fund, Inc.(ö) 2,059 1,744
Nippon Prologis REIT, Inc.(ö) 3,045 1,731
Nomura Real Estate Master Fund, Inc.(ö) 1,493 1,434
Sumitomo Realty & Development Co.,
Ltd. 218,600 4,960
31,051
Netherlands - 0.1%
CTP NV(Þ) 18,924 343
Singapore - 2.9%
CapitaLand Ascendas REIT(ö) 305,200 612
CapitaLand Integrated Commercial
Trust(ö) 2,653,184 5,155
Capitaland Investment, Ltd. 973,700 2,021
Centurion Accommodation REIT(ö) 1,796,600 1,583
Digital Core REIT Management Pte, Ltd.
(ö) 1,179,000 577
Keppel DC REIT(ö) 105,300 183
Keppel REIT(ö) 186,900 134
Lendlease Global Commercial REIT(ö) 346,600 160
Mapletree Logistics Trust(ö) 194,200 188
Mapletree Pan Asia Commercial Trust(Æ)
(ö) 430,500 447
UOL Group, Ltd. 151,000 1,166
12,226
Spain - 0.5%
Merlin Properties Socimi SA(ö) 119,929 2,086
Sweden - 0.9%
Atrium Ljungberg AB Class B 72,464 204
Castellum AB 38,062 535
Catena AB 23,638 982
Fastighets AB Balder Class B 187,643 1,028
Swedish Logistic Property AB Class
B(Æ) 77,890 301
Wihlborgs Fastigheter AB 92,978 755
3,805
Switzerland - 0.9%
Infracore SA(Æ) 10,024 657
Swiss Prime Site AG 20,101 3,281
3,938
United Kingdom - 3.8%
Big Yellow Group PLC(ö) 131,829 1,579
British Land Co. PLC (The)(ö) 434,856 2,588
Grainger PLC(ö) 227,206 534
Hammerson PLC(ö) 69,813 359

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Land Securities Group PLC(ö) 272,167 2,592
LondonMetric Property PLC(ö) 1,218,759 3,226
PRS REIT PLC (The)(ö)(Š) 40,844 —
Safestore Holdings PLC(ö) 37,987 316
Segro PLC(ö) 294,479 3,840
Shaftesbury Capital PLC(ö) 59,122 115
Unite Group PLC (The)(ö) 83,000 606
15,755
United States - 63.6%
Agree Realty Corp.(ö) 80,886 6,293
Americold Realty Trust, Inc.(ö) 37,451 528
Blackstone Digital Infrastructure Trust,
Inc.(Æ)(ö) 55,840 1,162
Boyd Gaming Corp. 10,722 912
Brixmor Property Group, Inc.(ö) 67,671 2,132
BXP, Inc.(ö) 48,027 3,368
Camden Property Trust(ö) 30,653 3,397
CareTrust REIT, Inc.(ö) 57,134 2,396
Cousins Properties, Inc.(ö) 30,770 971
Crown Castle, Inc.(ö) 46,314 3,534
Curbline Properties Corp.(ö) 57,650 1,766
Digital Realty Trust, Inc.(ö) 80,353 15,148
EastGroup Properties, Inc.(ö) 14,709 3,074
Equinix, Inc.(ö) 18,580 18,938
Equity LifeStyle Properties, Inc.(ö) 69,566 4,527
Equity Residential(ö) 108,498 7,210
Essential Properties Realty Trust, Inc.(ö) 117,039 3,662
Essex Property Trust, Inc.(ö) 28,075 7,977
Extra Space Storage, Inc.(ö) 48,282 7,148
Federal Realty Investment Trust(ö) 23,758 2,948
First Industrial Realty Trust, Inc.(ö) 46,685 3,074
Gaming and Leisure Properties, Inc.(ö) 124,360 5,570
Healthcare Realty Trust, Inc.(ö) 249,311 5,238
Healthpeak Properties, Inc.(ö) 60,682 1,325
Highwoods Properties, Inc.(ö) 22,740 753
Host Hotels & Resorts, Inc.(ö) 249,725 6,276
Hudson Pacific Properties, Inc.(Æ)(ö) 30,538 420
Invitation Homes, Inc.(ö) 208,854 6,207
Iron Mountain, Inc.(ö) 55,478 6,786
Janus Living, Inc. Class A(ö) 71,491 2,160
Kilroy Realty Corp.(ö) 13,241 514
Kimco Realty Corp.(ö) 148,301 3,779
Kite Realty Group Trust(ö) 115,835 3,315
Macerich Co. (The)(ö) 112,076 2,896
NETSTREIT Corp.(ö) 43,856 941
Omega Healthcare Investors, Inc.(ö) 78,773 3,988
Outfront Media, Inc.(ö) 49,220 1,569
PACS Group, Inc.(Æ) 10,400 478
Piedmont Realty Trust, Inc.(Æ)(ö) 80,242 777
Prologis, Inc.(ö) 151,228 21,869
Public Storage(ö) 35,605 11,542
Rayonier, Inc.(ö) 45,555 992
Realty Income Corp.(ö) 133,221 8,509
SBA Communications Corp.(ö) 2,788 505
Simon Property Group, Inc.(ö) 50,214 11,518
SL Green Realty Corp.(ö) 16,300 863
Sun Communities, Inc.(ö) 50,469 6,232
Terreno Realty Corp.(ö) 9,343 669
UDR, Inc.(ö) 74,305 2,835
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Urban Edge Properties(ö) 31,232 708
Ventas, Inc.(ö) 90,958 8,505
Vornado Realty Trust(ö) 92,049 3,626
Welltower, Inc.(ö) 140,280 32,887
WP Carey, Inc.(ö) 12,594 927
265,344
Total Common Stocks
(cost $287,358) 402,555
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 13,184,210 (∞) 13,181
Total Short-Term Investments
(cost $13,181) 13,181
Total Investments - 99.6%
(identified cost $300,539) 415,736
Other Assets and Liabilities,
Net - 0.4%
1,753
Net Assets - 100.0%
417,489

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 425
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.2%
CTP NV 04/26/21 EUR 18,924 14.86 281
343
HomeCo Daily Needs REIT 09/04/25 AUD 714,638 0.91 650 635
978
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 367 USD 14,548 09/26 120
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 120
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 296 EUR 258 08/03/26 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 23,463 $ — $ — $ 23,463
Belgium — 7,792 — — 7,792
Canada 5,623 — — — 5,623
China — 275 — — 275
France — 9,826 — — 9,826
Germany — 8,300 — — 8,300
Hong Kong — 12,115 — — 12,115
Israel — 613 — — 613
Japan — 31,051 — — 31,051
Netherlands — 343 — — 343
Singapore — 12,226 — — 12,226
Spain — 2,086 — — 2,086
Sweden — 3,805 — — 3,805
Switzerland 657 3,281 — — 3,938
United Kingdom — 15,755 — — 15,755
United States 265,344 — — — 265,344
Short-Term Investments — — — 13,181 13,181

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments 271,624 130,931 — 13,181 415,736
Other Financial Instruments
Assets
Futures Contracts 120 — — — 120
Foreign Currency Exchange Contracts 2 — — — 2
Total Other Financial Instruments
*
$ 122 $ — $ — $ — $ 122
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Diversified ..........................................................................................
83,600 20 .0
Healthcare ..........................................................................................
59,692 14 .3
Industrial ............................................................................................
53,019 12 .7
Lodging/Resorts .................................................................................
15,112 3 .6
Office ..................................................................................................
19,938 4 .8
Residential ..........................................................................................
46,919 11 .2
Retail ..................................................................................................
66,237 15 .9
Self Storage ........................................................................................
21,249 5 .1
Technology .........................................................................................
36,789 8 .8
Short-Term Investments .......................................................
13,181 3 .2
Total Investments ............................................................................... 415,736 99 .6
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 16,748 $ 64,814 $ 68,380 $ — $ (1) $ 13,181 $ 370 $ —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 24.8%
Corporate Bonds and Notes - 15.0%
Consumer Discretionary - 1.2%
Cracker Barrel Old Country Store, Inc.
1.750% due 09/15/30 220 233
Etsy, Inc.
0.125% due 09/01/27 216 205
0.250% due 06/15/28 991 909
Hims & Hers Health, Inc.
4.974% due 05/15/30 (Þ)(ž) 252 210
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 941 927
NCL Corp., Ltd.
1.125% due 02/15/27 192 189
Shake Shack, Inc.
4.745% due 03/01/28 (ž) 32 30
Winnebago Industries, Inc.
3.250% due 01/15/30 597 555
Ziff Davis, Inc.
3.625% due 03/01/28 (Þ) 380 383
3,641
Consumer Staples - 0.3%
Alarm.com Holdings, Inc.
2.250% due 06/01/29 505 496
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 —
MGP Ingredients, Inc.
1.875% due 11/15/41 252 248
Spectrum Brands, Inc.
3.375% due 06/01/29 288 302
1,046
Energy - 1.2%
Array Technologies, Inc.
1.000% due 12/01/28 909 817
BP Capital Markets PLC
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.924%)(Ê)(ƒ) 56 56
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 21 22
Energy Transfer, LP
6.500% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.676%)(Ê) 20 20
6.750% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.475%)(Ê) 48 48
6.700% due 01/15/57 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.219%)(Ê) 51 50
Series B
6.625% due 12/31/99 (CME Term
SOFR 3 Month + 4.417%)(Ê)(ƒ) 103 103
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 127 130
Enphase Energy, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.582% due 03/01/28 (ž) 1,031 961
Green Plains, Inc.
2.250% due 03/15/27 347 347
Nabors Industries, Inc.
1.750% due 06/15/29 523 495
Northern Oil & Gas, Inc.
3.625% due 04/15/29 248 245
Phillips 66 Co.
Series A
5.875% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.283%)(Ê) 81 80
Series B
6.200% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.166%)(Ê) 70 70
3,444
Financial Services - 4.6%
Affirm Holdings, Inc.
5.177% due 11/15/26 (ž) 882 869
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 51 49
American National Group, Inc.
7.000% due 12/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.183%)(Ê) 30 29
Ares Finance Co. III LLC
7.357% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 60 60
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
SOFR + 4.135%)(Ê) 71 72
Athene Holding, Ltd.
6.875% due 06/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.582%)(Ê) 56 53
Bank of America Corp.
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.351%)(Ê)(ƒ) 130 130
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.684%)(Ê)(ƒ) 202 206
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 927 922
Block, Inc.
0.250% due 11/01/27 415 394
Charles Schwab Corp. (The)
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 64 59
Series L

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.250%)(Ê)(ƒ) 145 143
Citigroup, Inc.
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.001%)(Ê)(ƒ) 161 162
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 94 97
Series DD
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 2.757%)(Ê)(ƒ) 77 79
Series FF
6.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.726%)(Ê)(ƒ) 252 254
Series GG
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê)(ƒ) 187 189
Coinbase Global, Inc.
4.757% due 10/01/29 (Þ)(ž) 176 152
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 37 38
6.375% due 09/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.646%)(Ê) 31 30
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.181%)(Ê)(ƒ) 65 67
Equitable Holdings, Inc.
6.700% due 03/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 24 24
Farm Credit Bank of Texas
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.291%)(Ê)(ƒ) 50 52
Gladstone Capital Corp.
5.875% due 10/01/30 519 497
Global Atlantic Fin Co.
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 28 28
7.250% due 03/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.550%)(Ê)(Þ) 70 67
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 9 9
Goldman Sachs Group, Inc. (The)
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 167 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Z
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.461%)(Ê)(ƒ) 132 134
HA Sustainable Infrastructure Capital,
Inc.
8.000% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê) 50 52
7.125% due 11/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.478%)(Ê) 35 35
Hartford Insurance Group, Inc. (The)
Series ICON
6.038% due 02/12/67 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 61 60
Hercules Capital, Inc.
4.750% due 09/01/28 (Þ) 802 788
Huntington Bancshares, Inc.
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 36 35
Series K
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(ƒ) 40 40
JPMorgan Chase & Co.
Series NN
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 140 144
Series OO
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.152%)(Ê)(ƒ) 47 48
Series PP
6.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.080%)(Ê)(ƒ) 189 188
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 30 31
MARA Holdings, Inc.
1.000% due 12/01/26 160 156
MetLife Capital Trust IV
7.875% due 12/15/67 (Þ) 150 163
MetLife, Inc.
6.400% due 12/15/66 25 25
9.250% due 04/08/68 (Þ) 125 144
Pebblebrook Hotel Trust
1.750% due 12/15/26 900 887
PennyMac Corp.
8.500% due 06/01/29 412 417
PNC Financial Services Group, Inc.
(The)
Series T

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 70 70
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 41 41
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 108 109
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 40 39
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 30 30
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 35 36
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 33 34
6.250% due 06/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.779%)(Ê) 70 69
Redfin Corp.
0.500% due 04/01/27 875 850
Redwood Trust, Inc.
7.750% due 06/15/27 112 113
Reinsurance Group of America, Inc.
6.650% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.392%)(Ê) 62 62
6.375% due 09/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.344%)(Ê) 46 45
Repay Holdings Corp.
2.875% due 07/15/29 (Þ) 171 157
Rexford Industrial Realty, LP
4.375% due 03/15/27 (Þ) 990 988
SBL Holdings, Inc.
9.508% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 10 10
Shift4 Payments, Inc.
0.500% due 08/01/27 1,009 966
Starwood Property Trust, Inc.
6.750% due 07/15/27 775 784
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 47 48
Upstart Holdings, Inc.
0.250% due 08/15/26 577 572
Wells Fargo & Co.
5.950% due 12/01/86 41 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê)(ƒ) 59 61
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 54 56
Series GG
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.340%)(Ê)(ƒ) 119 119
13,551
Health Care - 2.7%
Alnylam Pharmaceuticals, Inc.
4.478% due 09/15/28 (Þ)(ž) 302 275
Alphatec Holdings, Inc.
0.750% due 08/01/26 612 610
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 750 680
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 1,028 1,001
CONMED Corp.
2.250% due 06/15/27 1,010 987
CVS Health Corp.
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 47 48
Dexcom, Inc.
0.375% due 05/15/28 1,046 996
Enovis Corp.
3.875% due 10/15/28 835 835
Envista Holdings Corp.
1.750% due 08/15/28 327 325
Haemonetics Corp.
2.500% due 06/01/29 110 116
Humana, Inc.
6.625% due 09/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.891%)(Ê) 38 37
NeoGenomics , Inc.
0.250% due 01/15/28 260 244
Sarepta Therapeutics, Inc.
1.250% due 09/15/27 447 423
Teladoc Health, Inc.
1.250% due 06/01/27 1,017 987
Zoetis, Inc.
0.250% due 06/15/29 (Þ) 362 332
7,896
Producer Durables - 0.3%
CryoPort , Inc.
0.750% due 12/01/26 (Þ) 954 939
Technology - 3.8%
Bentley Systems, Inc.
0.375% due 07/01/27 946 910
BILL Holdings, Inc.
5.128% due 04/01/27 (ž) 429 415
Cerence , Inc.
1.500% due 07/01/28 555 504
DraftKings, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.608% due 03/15/28 (ž) 914 849
Five9, Inc.
1.000% due 03/15/29 970 888
Groupon, Inc.
Series UNRS
4.875% due 06/30/30 111 115
Match Group Financeco 3, Inc.
2.000% due 01/15/30 (Þ) 1,010 933
PagerDuty, Inc.
1.500% due 10/15/28 476 447
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 595 616
Rapid7, Inc.
0.250% due 03/15/27 551 534
Snap, Inc.
0.750% due 08/01/26 44 43
5.021% due 05/01/27 (ž) 577 556
0.125% due 03/01/28 254 234
Strategy, Inc.
3.768% due 12/01/29 (ž) 588 520
Unity Software, Inc.
4.457% due 11/15/26 (ž) 860 849
Upwork, Inc.
0.250% due 08/15/26 912 910
Workiva, Inc.
1.250% due 08/15/28 648 616
Ziff Davis, Inc.
1.750% due 11/01/26 663 657
Zscaler, Inc.
3.918% due 07/15/28 (ž) 853 791
11,387
Utilities - 0.9%
Alliant Energy Corp.
5.750% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.077%)(Ê) 45 44
American Electric Power Co., Inc.
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 29 31
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 65 67
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 68 67
Series C
5.800% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.128%)(Ê) 50 49
Series D
6.050% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.940%)(Ê) 120 118
CenterPoint Energy, Inc.
6.700% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.586%)(Ê) 37 38
Series A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê) 44 45
Series B
6.850% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.946%)(Ê) 22 23
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 97 89
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 43 43
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 60 61
6.000% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.262%)(Ê) 78 77
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 118 116
6.150% due 12/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.869%)(Ê) 52 51
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 43 44
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 20 21
Emera US Finance LLC
Series A
6.650% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.866%)(Ê) 41 41
Series B
6.850% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.648%)(Ê) 38 38
Entergy Corp.
6.100% due 06/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.013%)(Ê) 40 39
EUSHI Finance, Inc.
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 44 46
Evergy , Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 45 46
Eversource Energy
Series A

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.100% due 08/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.521%)(Ê) 47 47
Series B
6.350% due 08/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.325%)(Ê) 79 79
NextEra Energy Capital Holdings, Inc.
6.750% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.457%)(Ê) 113 116
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 55 56
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 36 36
6.500% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.979%)(Ê) 100 100
Series AA
6.000% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.840%)(Ê) 51 50
Series BB
6.200% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.765%)(Ê) 85 83
Series CC
6.625% due 10/01/66 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.685%)(Ê) 135 131
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 19 20
6.375% due 03/31/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.527%)(Ê) 16 16
Sempra
6.400% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 114 113
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 101 103
6.375% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 60 60
Southern Co. (The)
Series 2025
6.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.069%)(Ê) 48 49
Spire, Inc.
6.250% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.556%)(Ê) 55 54
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.450% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.327%)(Ê) 35 35
Verizon Communications, Inc.
6.200% due 05/14/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.042%)(Ê) 153 150
6.050% due 05/14/58 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.813%)(Ê) 125 123
2,615
44,519
International Debt - 9.7%
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 150 148
Allianz SE
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.233%)(Ê)(ƒ)(Þ) 200 198
AltaGas , Ltd.
7.200% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.573%)(Ê)(Þ) 62 64
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 400 418
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 143 124
4.125% due 07/09/35 (~)(Ê) 565 446
Azerbaijan Government International
Bond
3.500% due 09/01/32 (Þ) 108 100
Bahrain Government International
Bond
7.000% due 10/12/28 (Þ) 200 198
6.750% due 09/20/29 (Þ) 200 195
Banco Bilbao Vizcaya Argentaria SA
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.985%)(Ê)(ƒ) 200 200
Banco Nacional de Mexico SA
6.697% due 08/07/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.682%)(Ê)(Þ) 200 197
Banco Santander SA
7.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.837%)(Ê)(ƒ) 200 201
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.911%)(Ê)(ƒ) 200 213
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 233
Bank of Montreal
Series 6

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 11/26/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.976%)(Ê) 200 201
Barclays PLC
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 220
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 80 81
7.000% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.363%)(Ê) 74 75
BNP Paribas SA
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 208
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.727%)(Ê)(ƒ)(Þ) 200 212
Bolivian Government International
Bond
9.450% due 05/14/31 (Þ) 200 203
Brazilian Government International
Bond
6.250% due 05/22/36 200 194
7.250% due 01/12/56 394 379
Brookfield Finance, Inc.
6.300% due 01/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.076%)(Ê) 27 26
Canadian Imperial Bank of Commerce
7.000% due 10/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê) 200 203
CBB International Sukuk Programme
Co. WLL
3.950% due 09/16/27 (Þ) 200 194
Chile Government International Bond
2.550% due 07/27/33 209 176
China Government International Bond
3.750% due 11/13/30 (Þ) 200 197
Colombia Government International
Bond
6.500% due 01/21/33 400 402
7.500% due 02/02/34 200 210
Commerzbank AG
Series EMTN
7.500% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.322%)
(Ê)(ƒ)(Þ) 200 207
Corp. Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 400 412
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 232 237
Dominican Republic Government
International Bond
5.750% due 03/17/34 (Þ) 626 607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ecuador Government International
Bond
6.900% due 07/31/35 (~)(Ê)(Þ) 9 8
9.250% due 01/29/39 (Þ) 427 426
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 268 272
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 211
8.500% due 01/31/47 (Þ) 377 354
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 171 192
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 107 113
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 43 43
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 102 102
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 86 92
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 162 183
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 39 39
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 75 79
Gaci First Investment Co.
Series EMTN
6.250% due 05/14/56 (Þ) 410 386
Ghana Government International Bond
5.000% due 07/03/29 (~)(Ê)(Þ) 128 125
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 14 14
Green Palm Bidco SARL
6.462% due 06/30/46 (Þ) 257 250
Guatemala Government International
Bond
4.875% due 02/13/28 (Þ) 234 232
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 200 201
6.700% due 07/02/32 (Þ) 265 264
HSBC Holdings PLC
6.500% due 09/15/37 100 106
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.914%)(Ê)(ƒ) 200 201
7.050% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.987%)(Ê)(ƒ) 200 204
Hungary Government International
Bond
6.000% due 09/26/35 (Þ) 216 220
Immunocore Holdings PLC

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 02/01/30 58 53
Indonesia Government International
Bond
5.690% due 05/29/36 200 199
4.625% due 04/15/43 (Þ) 200 167
ING Groep NV
8.000% due 12/31/49 (USD SOFR
ICE Swap 5 Year Rate + 4.360%)
(Ê)(Þ) 200 211
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.594%)
(Ê)(ƒ) 200 204
Ivory Coast Government International
Bond
6.750% due 02/25/41 (Þ) 200 188
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 200 207
Kazakhstan Government International
Bond
5.000% due 07/01/32 (Þ) 200 198
Kazakhstan Temir Zholy National Co.
5.250% due 04/29/36 (Þ) 223 211
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 200 212
Kuwait Government International Bond
5.509% due 07/29/36 (Þ) 357 356
Lebanon Government International
Bond
Series GMTN
6.650% due 11/03/28 (Æ)(Ø)(Þ) 483 131
Lloyds Banking Group PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 211
Malaysia Sovereign Sukuk Berhad
4.949% due 07/30/36 (Þ) 297 296
Meiji Yasuda Life Insurance Co.
6.100% due 06/11/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.911%)(Ê)(Þ) 200 199
Mexico Government International
Bond
6.750% due 02/09/56 400 373
Morocco Government International
Bond
6.500% due 09/08/33 (Þ) 200 209
Muthoot Finance, Ltd.
5.750% due 08/04/30 (Þ) 200 194
Navoi Mining & Metallurgical Co.
6.750% due 05/14/30 (Þ) 200 206
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 200 223
8.631% due 01/13/36 (Þ) 319 347
Nomura Holdings, Inc.
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.084%)(Ê)(ƒ) 200 202
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 245 237
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.950% due 01/31/29 (Þ) 200 203
Panama Government International
Bond
5.662% due 02/23/38 200 194
8.000% due 03/01/38 352 403
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 203
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 200 198
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 270 266
Peruvian Government International
Bond
5.500% due 03/30/36 298 295
6.200% due 06/30/55 69 68
Petroleos de Venezuela SA
6.000% due 05/16/24 (Æ)(Ø)(Þ) 118 45
6.000% due 11/15/26 (Æ)(Ø)(Þ) 79 30
5.375% due 04/12/27 (Æ)(Ø)(Þ) 107 39
5.500% due 04/12/37 (Æ)(Ø)(Þ) 232 85
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 144
Petroleos Mexicanos
6.750% due 09/21/47 805 660
Petronas Capital, Ltd.
5.848% due 04/03/55 (Þ) 200 197
Philippines Government International
Bond
1.950% due 01/06/32 201 171
5.325% due 06/24/36 272 266
Poland Government International Bond
Series 5Y
4.875% due 02/12/30 46 46
Series 10Y
5.375% due 02/12/35 221 220
Series 30Y
6.125% due 04/14/56 341 328
RLGH Finance Bermuda, Ltd.
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.022%)(Ê)(ƒ)(Þ) 200 199
Rogers Communications, Inc.
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 48 48
Romanian Government International
Bond
5.750% due 03/24/35 (Þ) 512 489
5.125% due 06/15/48 (Þ) 70 55
ROP Sukuk Trust
5.045% due 06/06/29 (Þ) 241 242
Rothesay Life PLC
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.991%)(Ê)(ƒ)(Þ) 200 198
Royal Bank of Canada
6.500% due 05/24/86 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê) 200 196

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 302 299
Sea, Ltd.
0.250% due 09/15/26 1,012 1,007
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 100 52
Serbia Government International Bond
6.000% due 06/12/34 (Þ) 200 200
Societe Generale SA
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 201
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.153%)(Ê)(ƒ)(Þ) 200 217
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 216
South Africa Government International
Bond
6.125% due 12/11/37 (Þ) 600 575
South Bow Canadian Infrastructure
Holdings, Ltd.
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê) 95 99
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 62 51
3.600% due 05/15/36 (~)(Ê)(Þ) 34 34
3.600% due 02/15/38 (~)(Ê)(Þ) 131 132
Stellantis NV
6.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.239%)(Ê)(ƒ)(Þ) EUR 100 111
Swedbank AB
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 209
TELUS Corp.
6.625% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.769%)(Ê) 70 70
7.000% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.709%)(Ê) 50 50
6.375% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.694%)(Ê) 97 96
6.625% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê) 100 98
Toronto-Dominion Bank (The)
7.250% due 07/31/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.977%)(Ê) 200 206
TransCanada PipeLines , Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 10/17/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.250%)(Ê) 35 35
6.375% due 10/17/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.117%)(Ê) 40 40
TransCanada Trust
5.500% due 09/15/79 (CME Term
SOFR 3 Month + 4.416%)(Ê) 37 37
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 131 128
Trinidad & Tobago Government
International Bond
6.200% due 07/16/38 (Þ) 200 196
Turkiye Government International
Bond
6.300% due 03/14/33 342 328
UBS Group AG
6.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.240%)
(Ê)(ƒ)(Þ) 200 199
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.296%)
(Ê)(ƒ)(Þ) 200 199
7.750% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.160%)
(Ê)(ƒ)(Þ) 200 209
Ueno Bank SA
6.700% due 03/06/31 (Þ) 200 182
Ukraine Government International
Bond
4.000% due 02/01/32 (~)(Ê)(Þ) 245 204
7.916% due 02/01/34 (~)(Ê)(Þ)(ž) 97 55
6.250% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 258 154
Uruguay Government International
Bond
5.750% due 10/28/34 419 430
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 232 106
8.250% due 10/13/24 (Æ)(Ø)(Þ) 205 95
Vodafone Group PLC
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 37 28
28,966
Non-US Bonds - 0.1%
BNP Paribas Cardif SA
Series EMTN
6.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.211%)(Ê)(ƒ)(Þ) EUR 100 117
Credit Agricole Assurances SA
Series EMTN
5.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.014%)(Ê)(ƒ)(Þ) EUR 100 116
233

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Fixed
Income Investments
(cost $72,822) 73,718
Common Stocks - 55.5%
Consumer Discretionary - 5.0%
ABB, Ltd. 1,238 122
Alibaba Group Holding, Ltd. 63,260 966
Alibaba Group Holding, Ltd. - ADR 419 51
Amazon.com, Inc.(Æ) 4,792 1,301
APi Group Corp.(Æ) 1,527 61
Aristocrat Leisure, Ltd. 4,389 198
Autoliv, Inc. 1,505 185
AutoZone, Inc.(Æ) 168 507
Bandai Namco Holdings, Inc. 2,200 64
Barratt Redrow PLC 2,930 12
Bombardier, Inc. Class B(Æ) 238 57
Boyd Gaming Corp. 1,210 103
Bridgestone Corp. 5,400 135
BYD Co., Ltd. Class H 12,000 144
Cembre SpA 848 80
Chipotle Mexican Grill, Inc.(Æ) 1,970 73
Comet Holding AG 406 165
Compagnie Financiere Richemont SA
Class A
3,187 753
Compagnie Generale des
Etablissements Michelin SCA
9,255 374
Costco Wholesale Corp. 362 345
Co-Tech Development Corp. 4,000 36
CSG NV(Æ) 1,953 37
Daiwa House Industry Co., Ltd. 700 21
Darden Restaurants, Inc. 521 106
Davide Campari-Milano NV 54,428 369
Diageo PLC 1,207 27
DiscoverIE Group PLC 6,383 67
Dollar General Corp. 1,698 216
Fox Corp. Class B 3,570 185
Galaxy Entertainment Group, Ltd. 8,000 35
General Motors Co. 3,143 279
Hanwha Aerospace Co., Ltd. 169 108
Howden Joinery Group PLC 28,200 300
Hoya Corp. 500 77
Industria de Diseno Textil SA 3,244 213
InterContinental Hotels Group PLC 3,039 491
Kia Corp. 1,444 134
Kuaishou Technology(Þ) 26,200 146
Lagercrantz Group AB Class B 1,345 32
LVMH Moet Hennessy Louis Vuitton
SE
1,186 650
McDonald's Corp. 1,753 474
Meituan Class B(Æ)(Þ) 8,700 103
Next PLC 838 169
NKT A/S(Æ) 779 106
Nokian Renkaat Oyj 3,259 57
OEM International AB Class B 5,702 105
Oriental Holdings Berhad 11,974 20
OVS SpA (Þ) 13,239 96
People, Inc.(Æ) 13,405 557
Pernod Ricard SA 2,531 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Persimmon PLC 1,676 25
Remy Cointreau SA 2,904 163
Rolls-Royce Holdings PLC 9,907 197
Ross Stores, Inc. 848 213
Sea, Ltd. - ADR(Æ) 903 96
Sekisui Chemical Co., Ltd. 1,200 20
Shinsegae , Inc. 170 50
Singapore Technologies Engineering,
Ltd.
11,300 89
Sirius XM Holdings, Inc. 7,784 231
SJM Holdings, Ltd.(Æ) 63,000 13
Teleperformance SE 279 22
Tencent Holdings, Ltd. 9,932 602
Tencent Holdings, Ltd. - ADR 1,327 82
Tesla, Inc.(Æ) 560 174
TJX Cos., Inc. (The) 4,508 709
Universal Music Group NV 2,684 45
Vincorion SE(Æ) 1,743 37
Virbac SACA 188 73
Volkswagen AG 429 38
Walmart, Inc. 498 55
Watches of Switzerland Group PLC(Æ)
(Þ)
4,284 43
Weichai Power Co., Ltd. Class H 13,000 55
Wolters Kluwer NV 1,654 129
Yamaha Corp. 26,000 203
Zalando SE(Æ)(Þ) 8,274 269
14,744
Consumer Staples - 2.3%
Ambev SA 24,824 78
Anheuser-Busch InBev SA 5,626 486
Archer-Daniels-Midland Co. 3,081 244
Asahi Group Holdings, Ltd. 12,100 127
Astarta Holding PLC(Æ) 1,291 15
Beiersdorf AG 1,867 174
BIM Birlesik Magazalar AS 6,012 49
BioGaia AB Class B 6,014 73
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
5,335 20
Carrefour SA 1,987 36
China Mengniu Dairy Co., Ltd. 29,000 70
Church & Dwight Co., Inc. 1,076 106
Coca-Cola Consolidated, Inc. 466 88
Coca-Cola HBC AG 910 61
Colgate-Palmolive Co. 2,441 223
Essity AB Class B 3,256 95
Estee Lauder Cos., Inc. (The) Class A 935 78
First Pacific Co., Ltd. 22,000 16
Genting Plantations Berhad 17,600 25
Golden Agri-Resources, Ltd. 248,420 55
GS Holdings Corp. 412 26
Haleon PLC 23,001 113
Hershey Co. (The) 673 118
Imperial Brands PLC 1,921 73
Interparfums SA 2,807 80
Kao Corp. 4,800 99
Kato Sangyo Co., Ltd. 200 8
Kimberly-Clark Corp. 1,507 165

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
Metro, Inc. 1,039 69
Mondelez International, Inc. Class A 2,251 140
Monster Beverage Corp.(Æ) 2,729 263
National Vision Holdings, Inc.(Æ) 29,313 646
PepsiCo, Inc. 5,053 705
Philip Morris International, Inc. 1,799 343
Procter & Gamble Co. (The) 3,423 495
Puregold Price Club, Inc. 17,454 12
Raia Drogasil SA 5,458 20
Reckitt Benckiser Group PLC 3,913 276
Royal Unibrew A/S 1,449 109
Saputo, Inc. 1,256 35
Tesco PLC 3,574 24
Tyson Foods, Inc. Class A 1,617 94
Unicharm Corp. 4,800 30
Unilever PLC 7,234 459
Wal-Mart de Mexico SAB de CV 27,236 79
Yesway , Inc. Class A(Æ) 13,845 290
6,890
Energy - 2.1%
2G Energy AG 462 31
Antero Resources Corp.(Æ) 1,114 40
APA Group 16,244 116
Baker Hughes Co. 1,548 94
BP PLC 20,720 157
Cenovus Energy, Inc. 6,795 205
Chevron Corp. 580 114
Delta Electronics, Inc. 6,000 296
DOF Group ASA 2,404 32
EOG Resources, Inc. 2,432 362
Eramet SA(Æ) 743 37
ExxonMobil Holdings Corp. 4,144 644
Fortune Electric Co., Ltd. 5,000 109
Gazprom PJSC(Æ)(Š) 376,946 —
HELLENiQ ENERGY Holdings SA 8,326 125
Hochschild Mining PLC 10,847 63
Imperial Oil, Ltd. 885 115
Japan Petroleum Exploration Co., Ltd. 2,300 26
Liberty Energy, Inc. 43,578 815
NAC Kazatomprom JSC - GDR(Þ) 500 32
National Energy Services Reunited
Corp.(Æ)
14,774 398
Paladin Energy, Ltd.(Æ) 5,758 38
Petroleo Brasileiro SA - Petrobras
- ADR
13,416 260
R&S Group Holding AG(Æ) 1,143 30
Range Resources Corp. 1,884 76
Reliance Industries, Ltd. - GDR(Þ) 275 15
Repsol SA 1,335 41
Santos, Ltd. 28,591 159
SBM Offshore NV 84 3
Schneider Electric SE 389 131
Sieyuan Electric Co., Ltd. Class A 2,700 62
Solaria Energia y Medio Ambiente
SA(Æ)
3,925 76
Subsea 7 SA 2,420 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suncor Energy, Inc. 5,138 345
Targa Resources Corp. 1,073 290
Teck Resources, Ltd. Class B 3,473 209
Tourmaline Oil Corp. 1,669 74
Tullow Oil PLC(Æ) 92,600 19
Valero Energy Corp. 143 45
Williams Cos., Inc. (The) 4,294 307
YPF SA - ADR(Æ) 3,644 191
6,263
Financial Services - 15.4%
3i Group PLC 793 31
Aedifica SA(ö) 2,134 173
Aflac, Inc. 2,105 268
Ageas SA 849 70
Agree Realty Corp.(ö) 5,926 461
AIA Group, Ltd. 40,600 411
Allstate Corp. (The) 1,173 310
Alpha Bank SA 29,810 147
American Integrity Insurance Group,
Inc.
18,905 384
American International Group, Inc. 2,428 191
American Tower Corp.(ö) 756 131
Ameriprise Financial, Inc. 363 198
Arthur J Gallagher & Co. 897 224
Atrium Ljungberg AB Class B 10,208 29
Avanza Bank Holding AB 1,187 49
Azimut Holding SpA 2,641 112
Banco BTG Pactual SA 8,869 99
Bangkok Bank PCL - NVDR 5,900 34
Bank Leumi Le-Israel BM 4,040 96
Bank Mandiri Persero Tbk PT 686,392 160
Bank of America Corp. 4,920 305
Bank of Ireland Group PLC 10,076 211
Bank of Montreal 481 86
Bank of Nova Scotia (The) 126 11
Barclays PLC 2,122 15
Berkshire Hathaway, Inc. Class B(Æ) 456 233
BGC Group, Inc. Class A 49,736 573
Big Yellow Group PLC(ö) 1,878 22
BlackRock, Inc. 243 265
Blackstone Digital Infrastructure Trust,
Inc.(Æ)(ö)
3,116 65
BNP Paribas SA 1,095 139
Brambles, Ltd. 16,198 223
British Land Co. PLC (The)(ö) 18,591 111
BXP, Inc.(ö) 6,625 465
Canadian Imperial Bank of Commerce 101 12
Capital One Financial Corp. 1,379 288
CapitaLand Integrated Commercial
Trust(ö)
135,900 264
Capitaland Investment, Ltd. 71,500 148
Capitec Bank Holdings, Ltd. 207 59
Catena AB 1,850 77
Cboe Global Markets, Inc. 130 40
Cenergy Holdings SA 4,317 107
Centurion Accommodation REIT(ö) 96,800 85
Charles Schwab Corp. (The) 3,256 343

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China International Capital Corp., Ltd.
Class H(Þ)
73,200 202
China Merchants Securities Co., Ltd.
Class A
78,000 203
China Overseas Land & Investment,
Ltd.
34,000 59
China Reinsurance Group Corp. Class
H
124,000 22
China Resources Land, Ltd. 22,000 93
Cincinnati Financial Corp. 707 126
Citigroup, Inc. 1,674 222
CK Hutchison Holdings, Ltd. 7,500 70
Close Brothers Group PLC(Æ) 4,313 25
CME Group, Inc. 4,025 1,078
Country Garden Services Holdings
Co., Ltd.
37,000 26
Credicorp , Ltd. 370 148
Cresud SACIF y A - ADR 2,162 24
Crown Castle, Inc.(ö) 4,143 316
DBS Group Holdings, Ltd. 7,400 427
Dexus(ö) 27,302 115
Digital Core REIT Management Pte,
Ltd.(ö)
144,600 71
Digital Realty Trust, Inc.(ö) 7,091 1,337
Dime Commercial Bancshares, Inc. 6,886 281
DNB Bank ASA 3,690 119
EastGroup Properties, Inc.(ö) 651 136
EFG International AG 1,793 36
Equinix, Inc.(ö) 723 737
Equity LifeStyle Properties, Inc.(ö) 1,612 105
Essential Properties Realty Trust, Inc.
(ö)
14,362 449
Essex Property Trust, Inc.(ö) 1,323 376
Everest Group, Ltd. 545 204
Extra Space Storage, Inc.(ö) 3,488 516
First Industrial Realty Trust, Inc.(ö) 3,502 231
flatexDEGIRO SE 3,712 155
Franklin Resources, Inc. 1,071 36
Gaming and Leisure Properties, Inc.(ö) 2,734 122
GEK TERNA SA 398 21
GLP J-REIT(ö) 115 105
Goldman Sachs Group, Inc. (The) 125 127
Goodman Group(ö) 23,730 498
Grupo Financiero Banorte SAB de CV
Class O
4,548 53
Grupo Financiero Galicia SA - ADR 656 33
Guaranty Trust Holding Co. PLC 610,951 61
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
1,192 38
Hana Financial Group, Inc. 4,035 355
Hankook & Company Co., Ltd. 1,375 24
Hannover Rueck SE 273 79
Hartford Insurance Group, Inc. (The) 1,249 177
HDFC Bank, Ltd. - ADR 12,737 305
Healthcare Realty Trust, Inc.(ö) 14,113 296
Henderson Land Development Co.,
Ltd.
24,000 87
Hi Sun Technology China, Ltd.(Æ) 156,000 7
Highwoods Properties, Inc.(ö) 3,156 105
Hiscox , Ltd. 6,904 168
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hoist Finance AB(Þ) 3,210 73
Hongkong Land Holdings, Ltd. 20,200 164
Host Hotels & Resorts, Inc.(ö) 13,352 336
HSBC Holdings PLC 1,660 36
Hudson Pacific Properties, Inc.(Æ)(ö) 3,907 54
ICICI Bank, Ltd. - ADR 33,529 1,006
Infracore SA(Æ) 809 53
ING Groep NV 5,778 202
Ingenia Communities Group(ö) 50,054 153
Insurance Australia Group, Ltd. 10,083 60
Intact Financial Corp. 273 54
Intercontinental Exchange, Inc. 370 56
Intesa Sanpaolo SpA 13,106 99
Invitation Homes, Inc.(ö) 10,147 302
Iron Mountain, Inc.(ö) 3,409 417
IRSA Inversiones y Representaciones
SA - ADR(Æ)
43 1
Itau Unibanco Holding SA - ADR(Æ) 16,407 139
Japan Metropolitan Fund Investment
Corp.(ö)
249 184
Japan Real Estate Investment Corp.(ö) 211 162
JPMorgan Chase & Co. 1,950 686
Kasikornbank PCL - NVDR 3,600 26
KB Financial Group, Inc. 686 81
KBC Ancora 632 65
Keppel DC REIT(ö) 10,100 18
Kimco Realty Corp.(ö) 20,352 509
Kite Realty Group Trust(ö) 8,102 232
Klepierre SA(ö) 5,290 240
Land Securities Group PLC(ö) 12,731 121
LEG Immobilien SE 1,093 66
Legalzoom.com, Inc.(Æ) 39,714 313
Link REIT(ö) 35,230 176
Lloyds Banking Group PLC 71,824 111
LondonMetric Property PLC(ö) 11,802 31
Longfor Group Holdings, Ltd.(Þ) 44,500 39
LSR Group PJSC(Æ)(Š) 25,878 —
LX Holdings Corp. 1,079 6
Manulife Financial Corp. 5,254 233
Mapfre SA 3,118 16
Marsh & McLennan Cos., Inc. 2,197 417
Mastercard, Inc. Class A 1,423 815
Melisron , Ltd. 541 71
Mercialys SA(ö) 6,567 91
MetLife, Inc. 1,761 169
Mitsubishi Estate Co., Ltd. 8,900 215
Mitsubishi UFJ Financial Group, Inc. 1,400 31
Mitsui Fudosan Co., Ltd. 36,375 354
Moody's Corp. 1,258 602
Morgan Stanley 1,117 235
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
5,400 167
Nasdaq, Inc. 852 80
National Bank of Canada 1,040 168
NatWest Group PLC 21,841 207
Nippon Building Fund, Inc.(ö) 182 154
Nippon Prologis REIT, Inc.(ö) 163 93

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NN Group NV 1,836 173
NOBA Bank Group AB 4,363 38
Nomura Real Estate Master Fund, Inc.
(ö)
84 81
Nordea Bank Abp 8,193 165
Northern Trust Corp. 240 44
Northpointe Bancshares, Inc. 16,242 284
Omega Healthcare Investors, Inc.(ö) 10,881 551
OTP Bank Nyrt . 429 63
Outfront Media, Inc.(ö) 5,945 189
Perella Weinberg Partners 36,671 647
Ping An Insurance Group Co. of China,
Ltd. Class H
11,000 82
Piraeus Bank SA(Æ) 12,706 147
Principal Financial Group, Inc. 985 112
Progressive Corp. (The) 2,552 540
Prologis, Inc.(ö) 6,473 936
Protector Forsikring ASA 965 50
Public Storage(ö) 2,745 890
QBE Insurance Group, Ltd. 6,819 119
Rayonier, Inc.(ö) 6,695 146
RELX PLC 8,108 286
RenaissanceRe Holdings, Ltd. 700 224
Resona Holdings, Inc. 11,400 156
Ringkjoebing Landbobank A/S 431 116
Royal Bank of Canada 1,801 377
Safestore Holdings PLC(ö) 6,029 50
Sampo Oyj Class A 10,849 120
SBA Communications Corp.(ö) 439 79
Sberbank of Russia PJSC(Æ)(Š) 169,110 —
Scentre Group(ö) 78,582 216
Schroders PLC 3,624 29
Segro PLC(ö) 7,406 97
SGS SA 720 85
Shinhan Financial Group Co., Ltd. 646 46
Shurgard Self Storage, Ltd.(ö) 1,599 47
Simon Property Group, Inc.(ö) 1,867 428
Sirius Real Estate, Ltd.(ö) 51,237 68
SK Square Co., Ltd. 33 23
Skandinaviska Enskilda Banken AB
Class A
1,468 34
Societe Generale SA 1,999 188
Sompo Holdings, Inc. 3,700 165
Sparebanken Norge 4,744 98
Standard Bank Group, Ltd. 4,407 88
Stockland(ö) 43,839 132
Sumitomo Mitsui Financial Group, Inc. 3,500 150
Sumitomo Realty & Development Co.,
Ltd.
12,200 277
Sun Communities, Inc.(ö) 5,328 658
Sun Hung Kai Properties, Ltd. 15,500 244
Suncorp Group, Ltd. 4,917 66
Swedish Logistic Property AB Class
B(Æ)
10,041 39
Swiss Prime Site AG 887 145
Swiss Re AG 1,356 226
Swissquote Group Holding SA 2,051 106
TAG Immobilien AG 14,392 229
Tokio Marine Holdings, Inc. 7,200 367
Tokyo Century Corp. 1,100 18
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toronto-Dominion Bank (The) 3,208 385
Travelers Cos., Inc. (The) 966 362
TS Financial Holding Co., Ltd. 179,780 199
UBS Group AG 901 47
UDR, Inc.(ö) 7,951 303
Unibail - Rodamco -Westfield(ö) 1,346 164
Unicaja Banco SA(Þ) 16,652 64
Unipol Assicurazioni SpA 5,462 171
UNIQA Insurance Group AG 1,555 32
UOL Group, Ltd. 8,000 62
Ventas, Inc.(ö) 3,859 361
VGP NV 694 67
VICI Properties, Inc.(ö) 3,787 100
Vienna Insurance Group AG Wiener
Versicherung Gruppe
223 18
Visa, Inc. Class A 335 123
Vonovia SE 7,462 181
VTB Bank PJSC(Æ)(Š) 143,250 —
W.R. Berkley Corp. 978 71
Warehouses De Pauw CVA(ö) 12,686 327
Wells Fargo & Co. 213 18
Welltower, Inc.(ö) 10,036 2,353
Weyerhaeuser Co.(ö) 877 22
Wihlborgs Fastigheter AB 4,884 40
XP, Inc. Class A 4,580 78
Yellow Cake PLC(Æ)(Þ) 2,888 21
Yoma Strategic Holdings, Ltd.(Æ) 160,282 10
Zurich Insurance Group AG 578 440
45,673
Health Care - 5.1%
Abbott Laboratories 4,560 482
AbbVie, Inc. 1,601 402
AddLife AB Class B 2,941 50
Amgen, Inc. 30 12
Astellas Pharma, Inc. 9,200 126
Becton Dickinson & Co. 1,697 281
Boston Scientific Corp.(Æ) 7,182 336
Bristol-Myers Squibb Co. 4,597 300
Cardinal Health, Inc. 1,105 254
CareDx , Inc.(Æ) 20,730 906
Centene Corp.(Æ) 428 27
Certara, Inc.(Æ) 50,841 412
ChemoMetec A/S 923 62
Chong Kun Dang Pharmaceutical Corp. 374 17
CVS Health Corp. 410 43
Cytek Biosciences, Inc.(Æ) 100,355 423
Dexcom, Inc.(Æ) 1,115 93
Eli Lilly & Co. 468 538
EssilorLuxottica SA 1,367 260
FUJIFILM Holdings Corp. 5,100 121
Getinge AB Class B 1,856 46
Gilead Sciences, Inc. 3,409 444
H Lundbeck A/S 4,801 31
Icon PLC(Æ) 7,078 1,158
Innovent Biologics, Inc.(Æ)(Þ) 19,500 216
Innoviva , Inc.(Æ) 25,465 534
Insilico Medicine Cayman TopCo (Æ) 9,364 55

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Johnson & Johnson 5,459 1,399
Kyorin Pharmaceutical Co., Ltd. 3,200 23
L&C BIO Co., Ltd.(Æ) 1,460 53
Medacta Group SA(Þ) 247 41
Medartis Holding AG(Æ)(Þ) 365 40
Medtronic PLC 7,676 655
Merck & Co., Inc. 6,532 850
Merck KGaA 1,350 223
Novartis AG 959 150
Novo Nordisk A/S Class B 1,695 80
PACS Group, Inc.(Æ) 1,666 77
Pfizer, Inc. 10,357 259
PTC Therapeutics, Inc.(Æ) 9,243 629
Recordati Industria Chimica e
Farmaceutica SpA
624 37
Regeneron Pharmaceuticals, Inc. 128 98
ResMed, Inc. 661 139
Roche Holding AG 1,338 586
Roivant Sciences, Ltd.(Æ) 3,435 116
Sanofi SA 7,582 652
Schott Pharma AG & Co. KGaA 1,482 38
Stryker Corp. 1,415 461
UnitedHealth Group, Inc. 828 343
Vertex Pharmaceuticals, Inc.(Æ) 139 66
WuXi AppTec Co., Ltd. Class H(Þ) 8,400 172
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 31,000 153
Xvivo Perfusion AB(Æ) 1,844 51
15,020
Materials and Processing - 4.7%
Akzo Nobel NV 2,945 206
Albemarle Corp. 564 66
Aluminum Corp. of China, Ltd. Class A 106,900 152
Aluminum Corp. of China, Ltd. Class
H
12,000 13
Alzchem Group AG 249 44
Anglo American PLC 1,817 92
Anglogold Ashanti PLC 5,194 412
Aris Mining Corp.(Æ) 1,024 14
Atalaya Mining Copper SA 7,855 94
Barrick Mining Corp. 8,044 296
Beijer Alma AB 2,014 63
BHP Group, Ltd. 357 15
BlueScope Steel, Ltd. 3,011 69
Bufab AB 4,113 58
Cameco Corp. 667 58
Capstone Mining Corp.(Æ) 5,829 56
Carrier Global Corp. 4,839 299
CCL Industries, Inc. Class B 658 44
Celanese Corp. 11,348 507
Century Aluminum Co.(Æ) 16,752 750
CF Industries Holdings, Inc. 150 19
Champion Iron, Ltd. 6,256 15
Compagnie de Saint-Gobain SA 2,712 255
Copart, Inc.(Æ) 5,747 167
Croda International PLC 6,490 281
ElvalHalcor SA 20,919 90
First Quantum Minerals, Ltd.(Æ) 6,524 181
Freeport-McMoRan, Inc. 408 26
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fresnillo PLC 3,022 101
Gabriel Resources, Ltd.(Æ) 32,350 3
Geberit AG 296 195
General Electric Co. 979 353
Glencore PLC 10,305 75
Gold Fields, Ltd. - ADR 2,663 86
Guangzhou Tinci Materials Technology
Co., Ltd. Class A
6,800 36
Huntsman Corp. 17,990 176
IMCD NV 3,336 365
Impala Platinum Holdings, Ltd. 10,285 113
Ingevity Corp.(Æ) 5,437 398
International Tower Hill Mines, Ltd.
(Æ)
8,741 15
Ivanhoe Mines, Ltd. Class A(Æ) 5,634 40
Johnson Matthey PLC 1,526 41
K+S AG 6,903 116
Kinross Gold Corp. 3,201 74
Kronos Worldwide, Inc. 40,757 245
KWS SAAT SE & Co. KGaA 418 35
Linde PLC 622 298
Lotte Chemical Corp. 121 5
Louisiana-Pacific Corp. 6,196 449
LyondellBasell Industries NV Class A 2,693 167
MHP SE - GDR(Æ)(Þ) 4,795 43
MMG, Ltd.(Æ) 156,000 165
Northern Dynasty Minerals, Ltd.(Æ) 29,820 41
NovaGold Resources, Inc.(Æ) 2,923 17
Nutrien , Ltd. 512 35
Packaging Corp. of America 405 100
Polyus PJSC(Æ)(Š) 57,760 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Real Alloy(Š) 42 3,142
Robertet SA 58 53
Royal Gold, Inc. 111 22
Seabridge Gold, Inc.(Æ) 2,941 76
Shanghai Putailai New Energy
Technology Group Co., Ltd.
12,400 44
Sherwin-Williams Co. (The) 1,079 368
Shin-Etsu Chemical Co., Ltd. 1,500 54
Sibanye Stillwater, Ltd. 9,208 20
SigmaRoc PLC(Æ) 18,585 31
SLC Agricola SA 7,500 20
Sociedad Quimica y Minera de Chile
SA - ADR
310 21
SOL SpA 1,285 84
Solstice Advanced Materials, Inc. 1,888 114
Southern Copper Corp. 345 63
Symrise AG 3,345 344
Ternium SA - ADR 716 35
thyssenkrupp AG 41,823 582
Toyota Tsusho Corp. 1,000 42
Travis Perkins PLC 2,953 22
Vale SA 5,010 75
Vale SA - ADR 7,911 119
Vallourec SA(Æ) 1,819 44
Valor Gold Corp.(Æ) 567 1
Valterra Platinum, Ltd. 2,037 154
Vicat SACA 430 33

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wanhua Chemical Group Co., Ltd.
Class A
6,500 72
Western Copper & Gold Corp.(Æ) 9,487 19
Zijin Gold International Co., Ltd. 7,389 111
Zijin Mining Group Co., Ltd. Class H 42,000 177
14,071
Producer Durables - 6.7%
4imprint Group PLC 712 40
AAK AB 2,811 61
Adecco Group AG 1,963 55
Aena SME SA(Þ) 10,733 332
Aeroports de Paris SA 1,021 142
Airbus SE 525 123
Airtac International Group 3,000 121
ALS, Ltd. 4,835 74
AMETEK, Inc. 293 71
AMN Healthcare Services, Inc.(Æ) 7,060 237
Amphenol Corp. Class A 545 88
AP Moller - Maersk A/S Class A 29 76
Atlas Copco AB Class B 4,500 83
Auckland International Airport, Ltd. 33,674 172
Automatic Data Processing, Inc. 1,790 477
Basler AG 2,671 77
Bilfinger SE 929 88
Bloom Energy Corp. Class A(Æ) 73 15
Bureau Veritas SA 1,732 55
Canadian National Railway Co. 2,369 301
Canadian Pacific Kansas City, Ltd. 2,330 207
Canon, Inc. 3,700 103
Caterpillar, Inc. 26 21
China Communications Services Corp.,
Ltd. Class H
70,000 38
China Merchants Port Holdings Co.,
Ltd.
26,000 51
Cleanaway Waste Management, Ltd. 35,785 59
Comer Industries SpA 1,084 63
Contemporary Amperex Technology
Co., Ltd. Class A
6,300 370
Contemporary Amperex Technology
Co., Ltd. Class H
4,393 349
CSX Corp. 809 41
Custom Truck One Source, Inc.(Æ) 21,653 220
Dai Nippon Printing Co., Ltd. 6,900 126
Denso Corp. 2,200 27
Deutsche Post AG 3,934 262
DL E&C Co., Ltd. 451 18
Drax Group PLC 6,818 68
East Japan Railway Co. 1,500 35
Eiffage SA 900 128
Elecnor SA 1,205 48
Embraer SA - ADR 2,439 167
EMCOR Group, Inc. 275 219
Enav SpA (Þ) 3,202 19
Epiroc AB Class B 1,465 32
Equifax, Inc. 379 65
Exosens SAS 990 65
FedEx Corp. 622 191
Ferrovial NV 560 37
FLSmidth & Co. A/S 670 50
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Flughafen Zurich AG 692 203
Fukuda Corp. 600 14
GE Vernova , Inc. 323 320
GEA Group AG 483 34
Generac Holdings, Inc.(Æ) 248 49
General Dynamics Corp. 1,765 677
Getlink SE 4,964 106
Graco, Inc. 3,292 261
Grupo Aeroportuario del Centro Norte
SAB de CV
6,401 85
Grupo Aeroportuario del Pacifico SAB
de CV Class B
1,022 22
Grupo Aeroportuario del Sureste SAB
de CV Class B
7,084 196
Guangshen Railway Co., Ltd. Class H 64,000 19
HD Hyundai Electric Co., Ltd. 397 188
Herc Holdings, Inc. 2,255 339
Holley, Inc.(Æ) 91,803 245
Howmet Aerospace, Inc. 124 35
Hyundai Engineering & Construction
Co., Ltd.
815 54
IDEX Corp. 337 78
International Container Terminal
Services, Inc.
18,450 289
Jiangsu Hengli Hydraulic Co., Ltd.
Class A
14,000 226
Jungfraubahn Holding AG 105 34
Kajima Corp. 1,600 54
Kamigumi Co., Ltd. 700 23
KION Group AG 1,028 46
Koninklijke Vopak NV 477 27
Korean Air Lines Co., Ltd. 651 12
L3Harris Technologies, Inc. 528 146
Larsen & Toubro, Ltd. - GDR(Þ) 2,870 117
Leonardo SpA 353 22
Littelfuse , Inc. 1,539 680
Logitech International SA 593 60
Mahindra & Mahindra, Ltd. - GDR(Þ) 3,811 134
Marten Transport, Ltd. 13,621 201
MasTec , Inc.(Æ) 555 146
Maximus, Inc. 5,237 316
Mettler-Toledo International, Inc.(Æ) 190 269
Mitsubishi Corp. 5,700 171
Mitsubishi Electric Corp. 4,300 157
Momenta Global, Ltd.(Æ) 878 29
Morgan Sindall Group PLC 875 53
Nestle SA 7,973 796
Ningbo Tuopu Group Co., Ltd. Class A 5,100 35
Nordson Corp. 241 72
Obayashi Corp. 2,800 55
Otis Worldwide Corp. 3,334 240
Pan Ocean Co., Ltd. 9,445 36
PHA Co., Ltd. 548 4
Regal Rexnord Corp. 3,876 795
Republic Services, Inc. 911 192
Rotork PLC 41,411 274
RXO, Inc.(Æ) 26,452 536
Samsung Heavy Industries Co., Ltd.
(Æ)
4,645 70
Sandvik AB 807 30

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sany Heavy Industry Co., Ltd. Class H 19,789 53
Schindler Holding AG 181 57
Scorpio Tankers, Inc. 2,869 223
Siemens Energy AG 1,508 256
Spirax Group PLC 2,274 213
Star Bulk Carriers Corp. 8,830 254
Sung Kwang Bend Co., Ltd. 1,805 33
Tecan Group AG 267 62
Techtronic Industries Co., Ltd. 4,500 76
Tecnicas Reunidas SA(Æ) 1,647 54
Thales SA 274 78
Tokyo Metro Co., Ltd. 4,600 42
TransDigm Group, Inc. 68 85
Transurban Group(Æ) 23,839 248
Trelleborg AB Class B 1,010 45
TrueBlue, Inc.(Æ) 28,910 205
Tutor Perini Corp. 7,117 596
Union Pacific Corp. 1,676 490
V2X, Inc.(Æ) 7,447 672
Vertiv Holdings Co. Class A 441 107
Wallenius Wilhelmsen ASA 2,142 33
Waste Connections, Inc. 486 81
Waste Management, Inc. 2,158 489
WEG SA 7,776 72
Weir Group PLC (The) 6,562 234
West Japan Railway Co. 2,000 38
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
4,700 24
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class H
9,800 36
Xylem, Inc. 1,105 129
Zhejiang Expressway Co., Ltd. Class H 38,000 34
20,058
Technology - 12.1%
Accenture PLC Class A 1,987 330
Accton Technology Corp. 1,000 66
Advanced Micro Devices, Inc.(Æ) 710 338
Airbnb, Inc. Class A(Æ) 1,494 226
Alchip Technologies, Ltd. 2,000 186
Allegion PLC 2,465 388
Alphabet, Inc. Class A 4,803 1,711
Alphabet, Inc. Class C 2,182 778
Analog Devices, Inc. 1,677 616
Apple, Inc. 9,099 2,811
Applied Materials, Inc. 232 118
AQ Group AB 4,118 89
ASE Technology Holding Co., Ltd. 18,000 313
Asia Vital Components Co., Ltd. 3,000 216
ASML Holding NV 696 1,138
Baidu, Inc. Class A(Æ) 5,650 78
Booking Holdings, Inc. 1,505 290
Broadcom, Inc. 2,414 940
Cisco Systems, Inc. 5,047 585
Cognizant Technology Solutions Corp.
Class A
2,172 120
Concentrix Corp. 858 21
Datadog, Inc. Class A(Æ) 744 199
Elmos Semiconductor SE 274 46
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortinet, Inc.(Æ) 1,634 265
Fujitsu, Ltd. 6,700 155
GDS Holdings, Ltd. Class A(Æ) 12,400 50
Hewlett Packard Enterprise Co. 3,554 170
Hexatronic Group AB(Æ) 11,953 48
Hon Hai Precision Industry Co., Ltd. 50,000 386
Hubei DOTI Micro Technology Co.,
Ltd. Class A
1,577 33
Infosys, Ltd. - ADR 5,137 62
InnoScience Suzhou Technology
Holding Co., Ltd. Class H(Æ)
23,255 114
Intel Corp.(Æ) 364 33
Intuit, Inc. 2,333 737
Keyence Corp. 1,300 653
Kioxia Holdings Corp.(Æ) 300 84
KLA Corp. 1,360 249
Lam Research Corp. 280 82
LG Corp. 777 55
MakeMyTrip, Ltd.(Æ) 13,089 745
MediaTek, Inc. 2,000 214
Meta Platforms, Inc. Class A 693 386
Microchip Technology, Inc. 333 25
Micron Technology, Inc. 669 551
Microsoft Corp. 6,471 3,007
MSCI, Inc. 686 393
Mycronic AB 2,012 67
NCR Voyix Corp.(Æ) 30,916 256
NetApp, Inc. 897 160
NEXTDC, Ltd.(Æ) 13,068 123
Nokia Oyj 7,648 70
Nordic Semiconductor ASA(Æ) 3,719 62
NVIDIA Corp. 11,490 2,307
Obic Co., Ltd. 4,600 130
Onto Innovation, Inc.(Æ) 1,308 338
Palantir Technologies, Inc. Class A(Æ) 1,437 177
PAX Global Technology, Ltd. 10,000 5
Reply SpA 604 77
ROBLOX Corp. Class A(Æ) 2,255 80
Samsung Electronics Co., Ltd. 10,614 1,912
Seagate Technology Holdings PLC 306 262
Shanghai Iluvatar CoreX
Semiconductor Co., Ltd. Class H(Æ)
1,400 75
Shopify, Inc. Class A(Æ) 89 10
Silicon Motion Technology Corp.
- ADR
3,190 809
Singapore Telecommunications, Ltd. 37,800 131
SK Hynix, Inc. 960 1,055
SK Hynix, Inc. - ADR 315 45
Snowflake, Inc.(Æ) 200 59
SoftBank Corp. 111,100 156
Softcat PLC 1,818 47
Sony Group Corp. 8,500 199
SUSS MicroTec SE 2,235 192
Taiwan Semiconductor Manufacturing
Co., Ltd.
35,000 2,617
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
3,599 1,455
Take-Two Interactive Software, Inc.(Æ) 986 240
Tata Steel, Ltd. - GDR(Þ) 6,148 124
Teradata Corp.(Æ) 27,631 856

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teradyne, Inc. 613 225
Tokyo Electron, Ltd. 200 68
Trip.com Group, Ltd. - ADR(Æ) 1,063 50
Uber Technologies, Inc.(Æ) 1,140 80
Ultra Clean Holdings, Inc.(Æ) 10,943 912
Unimicron Technology Corp. 5,000 118
VeriSign, Inc. 375 109
Victory Giant Technology ( HuiZhou )
Co., Ltd. Class H(Æ)
1,023 24
Vodafone Group PLC 12,687 20
Western Digital Corp. 132 72
Winbond Electronics Corp. 13,000 51
Xiaomi Corp. Class B(Æ)(Þ) 10,400 38
35,963
Utilities - 2.1%
Alliant Energy Corp. 342 24
Ameren Corp. 282 31
American Electric Power Co., Inc. 1,201 154
Axia Energia SA 2,229 23
BKV Corp.(Æ) 28,662 701
Black Hills Corp. 514 37
Canadian Natural Resources, Ltd. 7,851 374
CGN Power Co., Ltd. Class H(Þ) 48,000 18
Chunghwa Telecom Co., Ltd. 55,000 237
Cia Paranaense de Energia - Copel 23,660 69
CLP Holdings, Ltd. 7,000 70
CMS Energy Corp. 676 49
Constellation Energy Corp. 370 97
Deutsche Telekom AG 8,374 259
DTE Energy Co. 312 44
EDP SA 3,527 18
Empresa Nacional de
Telecomunicaciones SA
10,219 40
Enbridge, Inc. 1,556 85
Enel SpA 4,045 46
Engie SA 3,325 104
ENN Energy Holdings, Ltd. 5,296 32
Entergy Corp. 1,722 185
Evergy , Inc. 658 55
EVN AG 3,728 126
Expand Energy Corp. 488 46
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 410,745,540 —
Gaztransport Et Technigaz SA 151 34
Iberdrola SA 17,055 406
Inpex Corp. 900 21
Kansai Electric Power Co., Inc. (The) 3,800 58
Keyera Corp. 3,556 151
Kinetik Holdings, Inc. 759 38
Korea Electric Power Corp. 920 22
KT Corp. - ADR 3,203 58
LG Uplus Corp. 10,035 104
MTN Group, Ltd. 7,260 90
National Grid PLC 23,407 374
NextEra Energy, Inc. 4,678 407
Osaka Gas Co., Ltd. 800 28
PG&E Corp. 12,915 224
Power Assets Holdings, Ltd. 8,500 64
PPL Corp. 1,024 36
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PRIO SA(Æ) 3,612 43
REN - Redes Energeticas Nacionais
SGPS SA
24,363 97
RusHydro PJSC(Æ)(Š) 121,714,026 —
RWE AG 1,418 93
Southwest Gas Holdings, Inc. 353 32
TC Energy Corp. 4,372 294
Telstra Group, Ltd. 17,293 61
Tenaga Nasional Berhad 23,000 82
Venture Global, Inc. Class A 2,466 33
Veolia Environnement SA 4,466 178
Vista Energy SAB de CV - ADR(Æ) 1,139 80
Vistra Corp. 611 91
Xcel Energy, Inc. 1,416 111
6,234
Total Common Stocks
(cost $135,987) 164,916
Preferred Stocks - 1.4%
Consumer Discretionary - 0.0%
Volkswagen AG
5.260% (Ÿ) 979 84
Energy - 0.0%
Petroleo Brasileiro SA - Petrobras
2.594% (Ÿ) 3,910 34
Financial Services - 1.0%
AEGON Funding Co. LLC
5.100% due 12/15/49 2,035 37
Affiliated Managers Group, Inc.
5.875% due 03/30/59 1,717 35
4.750% due 09/30/60 1,288 22
4.200% due 09/30/61 3,440 52
6.750% due 03/30/64 1,814 42
Allstate Corp. (The)
4.750% due 10/15/26(¢) 1,632 30
5.100% due 10/15/26(¢) 5,436 105
Apollo Global Management, Inc.
7.625% due 09/15/53 1,401 36
Arch Capital Group, Ltd.
4.550% due 09/17/26(¢) 2,758 45
5.450% due 09/18/26(¢) 2,813 55
Aspen Insurance Holdings, Ltd.
5.625% due 09/18/26(¢) 2,537 48
5.625% due 01/01/27(¢) 1,470 28
Athene Holding, Ltd.
7.750% due 12/30/27(¢) 1,081 27
6.350% due 06/30/29(¢) 2,303 55
7.250% due 03/30/64 981 24
Axis Capital Holdings, Ltd.
5.500% due 09/18/26(¢) 1,840 34
Bank of America Corp.
4.125% due 09/18/26(¢) 208 3
4.375% due 09/18/26(¢) 4,969 85
5.000% due 09/18/26(¢) 1,005 20

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 09/18/26(¢) 2,183 46
4.250% due 11/17/26(¢) 5,161 85
Brookfield BRP Holdings Canada, Inc.
4.875% due 12/09/26(¢) 1,219 20
Corebridge Financial, Inc.
6.375% due 12/15/64 2,711 60
Equitable Holdings, Inc.
5.250% due 12/15/26(¢) 2,487 48
F&G Annuities & Life, Inc.
7.950% due 12/15/53 1,407 35
Fifth Third Bancorp
6.875% due 10/01/30(¢) 2,723 71
First Horizon Bank
4.873% due 09/17/26(¢)(Þ) 129 97
First Horizon Corp.
6.750% due 04/10/31(¢) 2,199 54
Huntington Bancshares, Inc.
5.500% due 11/20/26(¢) 1,879 37
Itau Unibanco Holding SA
3.183% (Ÿ) 10,660 90
JPMorgan Chase & Co.
4.550% due 12/01/26(¢) 2,752 50
KKR & Co., Inc.
6.875% due 06/01/65 2,100 49
Lincoln National Corp.
9.000% due 12/01/27(¢) 689 18
M&T Bank Corp.
7.500% due 06/15/29(¢) 3,154 83
6.350% due 12/15/30(¢) 4,558 109
6.625% due 09/15/31(¢) 1,979 49
MetLife, Inc.
4.750% due 12/15/26(¢) 4,387 80
Morgan Stanley
6.375% due 10/15/26(¢) 818 20
6.500% due 10/15/27(¢) 890 22
6.625% due 10/15/29(¢) 6,128 156
Prudential Financial, Inc.
5.625% due 08/15/58 2,050 44
4.125% due 09/01/60 2,477 39
Public Storage
4.625% due 09/17/26(¢) 2,652 47
4.125% due 09/18/26(¢) 1,200 19
4.700% due 09/18/26(¢) 1,510 27
4.750% due 09/18/26(¢) 764 14
Regions Financial Corp.
5.700% due 05/15/29(¢) 1,574 39
6.950% due 09/15/29(¢) 2,129 54
TPG Operating Group II, LP
6.950% due 03/15/64 2,529 58
Truist Financial Corp.
5.250% due 12/01/26(¢) 1,152 24
US Bancorp
5.500% due 09/18/26(¢) 3,650 79
W.R. Berkley Corp.
5.100% due 12/30/59 2,484 46
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wells Fargo & Co.
4.250% due 12/15/26(¢) 5,275 87
4.375% due 12/15/26(¢) 1,655 28
4.700% due 12/15/26(¢) 4,094 74
4.750% due 12/15/26(¢) 6,023 110
2,851
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.270% (Ÿ) 406 51
Producer Durables - 0.1%
Danieli & C Officine Meccaniche SpA
0.331% (Ÿ) 1,998 103
KSB SE & Co. KGaA
26.760% (Ÿ) 121 116
219
Technology - 0.0%
T-Mobile USA, Inc.
6.250% due 09/01/69 1,255 29
5.500% due 03/01/70 1,956 40
5.500% due 06/01/70 2,992 62
131
Utilities - 0.3%
AT&T, Inc.
4.750% due 09/18/26(¢) 1,696 29
5.000% due 09/18/26(¢) 987 18
5.350% due 11/01/66 3,541 70
Axia Energia SA Class C
0.000%(Æ) 1,215 12
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,401 23
Brookfield Infrastructure Partners, LP
5.125% due 09/17/26(¢) 1,226 21
CMS Energy Corp.
5.875% due 10/15/78 1,997 44
DTE Energy Co.
4.375% due 10/15/80 1,350 22
4.375% due 12/01/81 1,367 23
6.250% due 10/01/85 2,730 65
NextEra Energy Capital Holdings, Inc.
6.500% due 06/01/85 4,220 102
6.500% due 04/15/86 3,000 72
Southern Co. (The)
4.200% due 10/15/60 4,209 70
5.250% due 12/01/77 1,417 29
4.950% due 01/30/80 2,506 47
Telephone and Data Systems, Inc.
6.625% due 09/17/26(¢) 1,388 29
Xcel Energy, Inc.
6.250% due 10/15/85 3,060 71
747
Total Preferred Stocks
(cost $4,218) 4,117
Short-Term Investments - 14.8%
U.S. Cash Management Fund(@) 43,756,965
(∞)
43,748

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $43,747) 43,748
Total Investments - 96.5%
(identified cost $256,774) 286,499
Other Assets and Liabilities,
Net - 3.5%
10,537
Net Assets - 100.0%
297,036

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 445
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
8.9%
Aena SME SA 11/10/15 EUR 10,733 20.03 215
332
Allianz SE 04/15/26 200,000 100.00 200
198
Alnylam Pharmaceuticals, Inc. 07/29/26 302,000 92.14 278
275
AltaGas , Ltd. 09/16/24 62,000 99.99 62
64
Angolan Government International Bond 10/07/25 400,000 101.41 406
418
Ares Finance Co. III LLC 06/24/21 60,000 99.59 60
60
Azerbaijan Government International Bond 09/21/22 108,000 88.13 95
100
Bahrain Government International Bond 09/24/24 200,000 103.38 207
195
Bahrain Government International Bond 04/01/26 200,000 99.93 200
198
Banco Nacional de Mexico SA 04/30/26 200,000 100.00 200
197
BNP Paribas Cardif SA 06/10/26 EUR 100,000 115.41 115
117
BNP Paribas SA 08/08/22 200,000 100.00 200
208
BNP Paribas SA 04/02/25 200,000 104.25 209
212
Bolivian Government International Bond 05/07/26 200,000 98.88 198
203
CBB International Sukuk Programme Co. WLL 08/08/24 200,000 98.01 196
194
CGN Power Co., Ltd. 10/28/22 HKD 48,000 0.22 10
18
China Government International Bond 11/05/25 200,000 99.86 200
197
China International Capital Corp., Ltd. 05/17/24 HKD 73,200 2.05 150
202
Coinbase Global, Inc. 07/01/26 176,000 87.61 154
152
Commerzbank AG 10/01/24 200,000 100.00 200
207
Corp. Nacional del Cobre de Chile 05/06/25 400,000 103.96 415
412
Costa Rica Government International Bond 09/08/25 232,000 103.55 240
237
Credit Agricole Assurances SA 06/09/26 EUR 100,000 115.41 115
116
CryoPort , Inc. 11/05/25 954,000 98.38 939
939
Dominican Republic Government International Bond 02/10/26 626,000 99.30 622
607
Ecuador Government International Bond 05/18/26 427,000 101.96 435
426
Ecuador Government International Bond 05/21/26 9,108 90.87 8
8
EDO Sukuk, Ltd. 06/03/25 268,000 101.06 271
272
Egypt Government International Bond 06/28/24 377,000 75.54 285
354
Egypt Government International Bond 04/27/26 200,000 105.86 212
211
El Salvador Government International Bond 10/21/25 171,000 108.83 186
192
Enav SpA 04/11/25 EUR 3,202 4.04 13
19
First Horizon Bank 12/07/22 129 808.04 104
97
Gaci First Investment Co. 07/10/26 410,000 98.45 404
386
Ghana Government International Bond 10/10/24 14,250 91.64 13
14
Ghana Government International Bond 11/20/24 128,250 92.35 118
125
Global Atlantic Fin Co. 06/04/24 28,000 100.00 28
28
Global Atlantic Fin Co. 11/20/25 70,000 100.21 70
67
Green Palm Bidco SARL 06/02/26 257,000 100.00 257
250
Guatemala Government International Bond 03/11/26 234,000 100.30 235
232
Halyk Savings Bank of Kazakhstan JSC 03/02/22 1,192 15.82 19
38
Hartford Insurance Group, Inc. (The) 02/05/21 61,000 94.94 58
60
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 200,000 99.66 199
201
Hazine Mustesarligi Varlik Kiralama AS 06/25/26 265,000 99.76 264
264
Hercules Capital, Inc. 07/09/26 802,000 97.74 784
788
Hims & Hers Health, Inc. 04/14/26 252,000 79.31 200
210
Hoist Finance AB 03/23/26 SEK 3,210 16.96 54
73
Hungary Government International Bond 03/05/26 216,000 104.35 225
220
Indonesia Government International Bond 07/16/26 200,000 86.27 173
167
ING Groep NV 09/25/24 200,000 107.75 216
211
Innovent Biologics, Inc. 04/12/24 HKD 19,500 7.90 154
216
Ivory Coast Government International Bond 02/18/26 200,000 96.77 194
188
Jordan Government International Bond 07/22/25 200,000 102.46 205
207
Kazakhstan Government International Bond 06/24/25 200,000 100.00 200
198
Kazakhstan Temir Zholy National Co. 04/22/26 223,000 99.06 221
211
Kenya Government International Bond 09/16/25 200,000 106.71 213
212
Kuaishou Technology 03/15/24 HKD 26,200 6.09 160
146
Kuwait Government International Bond 07/22/26 357,000 100.00 357
356
Larsen & Toubro, Ltd. 05/10/22 2,870 33.90 97
117
Lebanon Government International Bond 10/31/22 483,000 18.04 87
131
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Longfor Group Holdings, Ltd. 03/08/24 HKD 44,500 1.21 54
39
Mahindra & Mahindra, Ltd. 02/10/25 3,811 33.50 128
134
Malaysia Sovereign Sukuk Berhad 07/23/26 297,000 100.00 297
296
Match Group Financeco 3, Inc. 11/11/25 1,010,000 90.86 918
933
Medacta Group SA 11/19/25 CHF 247 186.62 46
41
Medartis Holding AG 11/19/25 CHF 365 106.62 39
40
Meiji Yasuda Life Insurance Co. 03/04/25 200,000 100.00 200
199

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Meituan 06/11/26 HKD 8,700 9.97 87
103
MetLife Capital Trust IV 12/09/22 150,000 106.33 160
163
MetLife, Inc. 07/14/16 125,000 138.65 173
144
MHP SE 03/16/21 4,795 5.59 27
43
Morocco Government International Bond 12/08/25 200,000 107.92 216
209
Muthoot Finance, Ltd. 01/29/26 200,000 100.00 200
194
NAC Kazatomprom JSC 12/17/19 500 12.95 7
32
Navoi Mining & Metallurgical Co. 06/30/26 200,000 103.58 207
206
Nigeria Government International Bond 11/05/25 319,000 100.00 319
347
Nigeria Government International Bond 06/26/26 200,000 110.96 222
223
Oman Sovereign Sukuk Co. 10/09/25 245,000 100.00 245
237
OVS SpA 03/06/26 EUR 13,239 6.33 84
96
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 200,000 99.96 200
203
Paraguay Government International Bond 06/12/25 200,000 101.15 202
203
Pertamina Hulu Energi PT 05/14/25 200,000 100.00 200
198
Perusahaan Penerbit SBSN Indonesia III 07/16/25 270,000 100.00 270
266
Petroleos de Venezuela SA 01/21/25 106,600 49.29 53
39
Petroleos de Venezuela SA 03/05/26 232,400 34.81 81
85
Petroleos de Venezuela SA 04/29/26 118,106 38.93 46
45
Petroleos de Venezuela SA 06/23/26 79,400 54.42 43
30
Petroleos del Peru SA 01/12/24 200,000 63.25 127
144
Petronas Capital, Ltd. 03/26/25 200,000 100.00 200
197
Polyus PJSC 10/20/22 1 — —
—
Porch Group, Inc. 05/07/25 595,000 99.58 593
616
Reliance Industries, Ltd. 06/02/23 275 55.31 15
15
Repay Holdings Corp. 04/23/26 171,000 90.18 154
157
Rexford Industrial Realty, LP 01/05/26 990,000 99.92 989
988
RLGH Finance Bermuda, Ltd. 11/12/25 200,000 100.00 200
199
Romanian Government International Bond 04/28/26 70,000 79.35 56
55
Romanian Government International Bond 06/23/26 512,000 96.53 494
489
ROP Sukuk Trust 05/14/26 241,000 101.35 244
242
Rothesay Life PLC 12/18/25 200,000 99.99 200
198
Saudi Government International Bond 11/13/25 302,000 101.73 307
299
SBL Holdings, Inc. 12/10/20 10,000 83.50 8
10
Senegal Government International Bond 11/12/25 100,000 66.43 66
52
Serbia Government International Bond 06/26/26 200,000 102.70 205
200
Societe Generale SA 11/07/23 200,000 100.00 200
216
Societe Generale SA 01/21/25 200,000 95.88 192
201
Societe Generale SA 03/27/26 200,000 106.75 214
217
South Africa Government International Bond 12/16/25 600,000 98.26 590
575
Sri Lanka Government International Bond 12/20/24 33,612 71.73 24
34
Sri Lanka Government International Bond 12/20/24 131,253 73.98 97
132
Sri Lanka Government International Bond 01/15/25 62,001 71.88 45
51
Stellantis NV 03/10/26 EUR 100,000 115.28 115
111
Swedbank AB 02/06/24 200,000 100.00 200
209
Tata Steel, Ltd. 02/18/26 6,148 2,122.07 130
124
Trinidad & Tobago Government International Bond 07/09/26 200,000 98.83 198
196
UBS Group AG 09/12/25 200,000 102.29 205
199
UBS Group AG 01/05/26 200,000 100.00 200
199
UBS Group AG 04/27/26 200,000 106.63 213
209
Ueno Bank SA 03/03/26 200,000 98.84 198
182
Ukraine Government International Bond 10/10/24 258,000 60.78 157
154
Ukraine Government International Bond 01/13/26 245,000 79.26 194
204
Ukraine Government International Bond 06/24/26 97,000 56.65 55
55
Unicaja Banco SA 07/07/26 EUR 16,652 3.73 62
64
Venezuela Government International Bond 07/30/24 231,800 17.45 40
106
Venezuela Government International Bond 03/02/26 204,900 41.57 85
95
Watches of Switzerland Group PLC 07/23/26 GBP 4,284 9.58 41
43
WuXi AppTec Co., Ltd. 12/17/24 HKD 8,400 8.81 74
172
WuXi Biologics (Cayman), Inc. 04/02/26 HKD 31,000 4.46 138
153
Xiaomi Corp. 07/29/26 HKD 10,400 4.06 42
38
Yellow Cake PLC 09/23/19 GBP 2,888 2.52 7
21
Zalando SE 07/21/25 EUR 8,274 29.18 241
269
Ziff Davis, Inc. 08/28/25 380,000 97.72 371
383
Zoetis, Inc. 06/04/26 362,000 92.06 333 332
26,506
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 447
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 12 USD 844 09/26
4
Commonwealth 10 Year Treasury Bond Futures 29 AUD 3,136 09/26
(6)
Euro Currency Futures 3 USD 433 09/26
(2)
Japanese Yen Currency Futures 32 USD 2,526 09/26
13
Long Gilt Futures 40 GBP 3,460 09/26
(80)
New Zealand Dollar Currency Futures 7 USD 413 09/26
4
Norwegian Krone Currency Futures 2 USD 422 09/26
19
S&P 500 E-Mini Index Futures 48 USD 18,046 09/26
127
S&P E-Mini Consumer Staples Select Sector Futures 69 USD 5,938 09/26
5
S&P E-Mini Health Care Select Sector Futures 27 USD 4,448 09/26
(28)
SPI 200 Index Futures 4 AUD 894 09/26
2
Swedish Krona Currency Futures 3 USD 631 09/26
(5)
Swiss Franc Currency Futures 11 USD 1,709 09/26
(32)
TOPIX Index Futures 1 JPY 39,865 09/26
8
United States 2 Year Treasury Note Futures 278 USD 57,159 09/26
(226)
United States 5 Year Treasury Note Futures 649 USD 68,779 09/26
(562)
United States 10 Year Treasury Note Futures 114 USD 12,312 09/26
(172)
United States 10 Year Ultra Treasury Note Futures 41 USD 4,498 09/26
(89)
United States Treasury Long Bond Futures 83 USD 8,990 09/26
(272)
United States Treasury Ultra Bond Futures 50 USD 5,484 09/26 (155)
Short Positions
British Pound Currency Futures 25 USD 2,107 09/26
(16)
Euro Currency Futures 33 USD 4,764 09/26
20
EURO STOXX 50 Index Futures 49 EUR 3,123 09/26
(52)
Euro-Bund Futures 47 EUR 5,845 09/26
78
FTSE 100 Index Futures 1 GBP 109 09/26
(5)
Hang Seng Index Futures 19 HKD 24,643 08/26
(89)
Japanese 10 Year Government Bond Futures 11 JPY 1,397,770 09/26
35
Japanese Yen Currency Futures 5 USD 395 09/26
(2)
MSCI Emerging Markets Index Futures 112 USD 9,197 09/26
663
MSCI Korea Index Futures 17 USD 1,977 09/26
645
NASDAQ 100 E-Mini Index Futures 58 USD 32,949 09/26
1,561
Russell 2000 E-Mini Index Futures 97 USD 14,249 09/26
143
S&P E-Mini Health Care Select Sector Futures 54 USD 5,794 09/26
20
S&P/TSX 60 Index Futures 8 CAD 3,335 09/26
(34)
Swedish Krona Currency Futures 4 USD 842 09/26
1
Swiss Franc Currency Futures 8 USD 1,243 09/26 23
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,544
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 20 CAD 28 08/04/26 —
Bank of America USD 480 CHF 387 08/03/26 (2)
Bank of America USD 25 EUR 22 08/03/26 —
Bank of America USD 102 EUR 88 08/03/26 —
Bank of America USD 321 EUR 280 08/03/26 2
Bank of America USD 85 GBP 64 08/03/26 1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 384 GBP 288 08/03/26 3
Bank of America USD 155 HKD 1,219 08/03/26 —
Bank of America USD 3,767 HKD 29,500 09/16/26 —
Bank of America USD 40 JPY 6,552 08/03/26 1
Bank of America USD 117 NOK 1,117 08/03/26 1
Bank of America USD 58 SEK 556 08/03/26 —
Bank of America CHF 91 USD 112 08/03/26 (1)
Bank of America EUR 178 USD 204 08/03/26 (1)
Bank of America GBP 33 USD 44 08/03/26 —
Bank of America GBP 529 USD 712 08/03/26 —
Bank of America JPY 138,771 USD 848 08/03/26 (24)
Bank of America NOK 404 USD 42 08/03/26 —
Bank of America SEK 717 USD 74 08/03/26 (1)
Bank of America SGD 253 USD 197 08/03/26 (1)
Brown Brothers Harriman EUR 298 USD 341 08/24/26 (3)
HSBC HKD 14,750 USD 1,888 09/16/26 4
Royal Bank of Canada HKD 14,750 USD 1,888 09/16/26 4
State Street USD 28 EUR 24 08/03/26 —
State Street USD 41 EUR 35 08/03/26 —
State Street USD 12 GBP 9 08/03/26 —
State Street USD 3 JPY 529 08/03/26 —
State Street USD 21 KRW 30,762 08/03/26 —
State Street USD 3 SEK 29 08/03/26 —
State Street CAD 1 USD 1 08/04/26 —
State Street CHF 2 USD 3 08/03/26 —
State Street CHF 18 USD 22 08/03/26 —
State Street EUR 7 USD 8 08/03/26 —
State Street GBP 9 USD 12 08/03/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (17)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 18,000 (1.000%)
(2)
06/20/31 (421) 71 (350)
Total Open Credit Indices - Purchase Protection Contracts (421) 71 (350)
Total Open Credit Default Swap Contracts (å) (421) 71 (350)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 449
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 44,519 $ — $ — $ 44,519
International Debt — 28,966 — — 28,966
Non-US Bonds — 233 — — 233
Common Stocks
Consumer Discretionary 6,062 8,682 — — 14,744
Consumer Staples 4,299 2,591 — — 6,890
Energy 4,594 1,669 — — 6,263
Financial Services 29,648 16,025 — — 45,673
Health Care 11,737 3,283 — — 15,020
Materials and Processing 6,324 4,605 3,142 — 14,071
Producer Durables 11,654 8,404 — — 20,058
Technology 24,677 11,286 — — 35,963
Utilities 3,612 2,622 — — 6,234
Preferred Stocks 3,665 452 — — 4,117
Short-Term Investments — — — 43,748 43,748
Total Investments 106,272 133,337 3,142 43,748 286,499
Other Financial Instruments
Assets
Futures Contracts 3,371 — — — 3,371
Foreign Currency Exchange Contracts 8 8 — — 16
Liabilities
Futures Contracts (1,827) — — — (1,827)
Foreign Currency Exchange Contracts (30) (3) — — (33)
Credit Default Swap Contracts — (350) — — (350)
Total Other Financial Instruments
*
$ 1,522 $ (345) $ — $ — $ 1,177
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Common Stocks
Materials and Processing Discounted cash flow** Discount rate* 13.9% 3,142

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multi-Strategy Income Fund
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Market approach** EBITDA multiple*** 5.41x
Discount to guideline comparables 29.7%
Total Investments 3,142
*   The discount rates were determined by calculating the weighted average cost of capital for the companies.
** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
*** A relative value analysis of comparable publicly traded companies was used to derive the EBITDA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2026 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2025
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
7/31/2026
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
7/31/2026
Common Stocks
Materials and Processing $ 3,197 $ — $ — $ — $ — $ — $ — $ (55) $ 3,142 $ (55)
Total Investments $ 3,197 $ — $ — $ — $ — $ — $ — $ (55) $ 3,142 $ (55)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
419 0.1
Argentina ............................................................................................
899 0.3
Australia .............................................................................................
2,818 0.9
Austria ................................................................................................
176 0.1
Azerbaijan ..........................................................................................
100 —**
Bahrain ...............................................................................................
587 0.2
Belgium ..............................................................................................
1,343 0.4
Bermuda .............................................................................................
300 0.1
Bolivia, Plurinational State of ............................................................
203 0.1
Brazil ..................................................................................................
1,993 0.7
Canada ................................................................................................
7,220 2.4
Chile ...................................................................................................
648 0.2
China ..................................................................................................
6,302 2.1
Colombia ............................................................................................
626 0.2
Congo, the Democratic Republic of the .............................................
41 —**
Costa Rica ..........................................................................................
237 0.1
Czech Republic ..................................................................................
37 —**
Denmark .............................................................................................
553 0.2
Dominican Republic ..........................................................................
606 0.2
Ecuador ..............................................................................................
434 0.1
Egypt ..................................................................................................
565 0.2
El Salvador .........................................................................................
192 0.1
Finland ...............................................................................................
413 0.1
France .................................................................................................
5,401 1.8
Germany .............................................................................................
4,722 1.6
Ghana .................................................................................................
159 —**

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 451
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Greece ................................................................................................
783 0.3
Guatemala ..........................................................................................
232 0.1
Hong Kong .........................................................................................
1,469 0.5
Hungary ..............................................................................................
283 0.1
India ...................................................................................................
2,702 0.9
Indonesia ............................................................................................
1,062 0.4
Ireland ................................................................................................
540 0.2
Israel ...................................................................................................
167 0.1
Italy ....................................................................................................
1,440 0.5
Ivory Coast .........................................................................................
188 0.1
Japan ..................................................................................................
6,850 2.3
Jordan .................................................................................................
207 0.1
Kazakhstan .........................................................................................
479 0.2
Kenya .................................................................................................
213 0.1
Kuwait ................................................................................................
356 0.1
Lebanon ..............................................................................................
131 —**
Macao .................................................................................................
48 —**
Malaysia .............................................................................................
620 0.2
Mexico ...............................................................................................
1,865 0.6
Monaco ..............................................................................................
223 0.1
Morocco .............................................................................................
209 0.1
Myanmar ............................................................................................
10 —**
Netherlands ........................................................................................
2,702 0.9
New Zealand ......................................................................................
172 0.1
Nigeria ................................................................................................
632 0.2
Norway ...............................................................................................
395 0.1
Oman ..................................................................................................
509 0.2
Pakistan ..............................................................................................
203 0.1
Panama ...............................................................................................
597 0.2
Paraguay .............................................................................................
385 0.1
Peru ....................................................................................................
718 0.2
Philippines ..........................................................................................
980 0.3
Poland ................................................................................................
595 0.2
Portugal ..............................................................................................
115 —**
Romania .............................................................................................
544 0.2
Russia .................................................................................................
— —
Saudi Arabia .......................................................................................
936 0.3
Senegal ...............................................................................................
52 —**
Serbia .................................................................................................
200 0.1
Singapore ...........................................................................................
2,397 0.8
South Africa .......................................................................................
1,690 0.6
South Korea .......................................................................................
4,593 1.5
Spain ..................................................................................................
2,189 0.7
Sri Lanka ............................................................................................
217 0.1
Sweden ...............................................................................................
1,801 0.6
Switzerland ........................................................................................
4,132 1.4
Taiwan ................................................................................................
7,309 2.5

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Thailand .............................................................................................
761 0.3
Trinidad and Tobago ..........................................................................
196 0.1
Turkey ................................................................................................
843 0.3
Ukraine ...............................................................................................
470 0.2
United Kingdom .................................................................................
6,104 2.1
United States ......................................................................................
185,774 62.5
Uruguay ..............................................................................................
430 0.1
Uzbekistan ..........................................................................................
206 0.1
Venezuela, Bolivarian Republic of ....................................................
400 0.1
Zambia ...............................................................................................
181 0.1
Total Investments ............................................................................... 286,499 96.5
** Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 25,682 $ 204,303 $ 186,237 $ — $ — $ 43,748 $ 756 $ —

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 24.2%
Asset-Backed Securities - 1.9%
Ally Bank Auto Credit-Linked Notes
Series 2025-B Class E
6.164% due 09/15/33 (Þ) 2,109 2,090
Series 2026-A Class E
6.370% due 03/15/34 (Þ) 893 886
COOPR Residential Mortgage Trust
Series 2025-CES4 Class M1
5.697% due 11/25/60 (~)(Ê)(Þ) 1,800 1,740
FIGRE Trust
Series 2025-HE8 Class A
5.206% due 11/25/55 (~)(Ê)(Þ) 1,255 1,237
Series 2026-HF7 Class E
6.516% due 07/25/56 (SOFR 30 Day
Average + 2.900%)(Ê)(Þ) 590 592
GS Mortgage-Backed Securities Trust
Series 2025-HE2 Class B1
6.716% due 12/25/65 (SOFR 30 Day
Average + 3.100%)(Ê)(Þ) 1,150 1,153
JPMorgan Mortgage Trust
Series 2025-HE3 Class B1
6.621% due 03/20/56 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,042 1,054
RCKT Mortgage Trust
Series 2025-CES11 Class M1
5.675% due 11/25/55 (~)(Ê)(Þ) 2,900 2,854
11,606
Corporate Bonds and Notes - 10.2%
Consumer Discretionary - 1.0%
Cracker Barrel Old Country Store, Inc.
1.750% due 09/15/30 363 385
Etsy, Inc.
0.125% due 09/01/27 356 339
0.250% due 06/15/28 1,636 1,500
Hims & Hers Health, Inc.
4.974% due 05/15/30 (Þ)(ž) 417 347
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 1,554 1,531
NCL Corp., Ltd.
1.125% due 02/15/27 317 311
Shake Shack, Inc.
4.745% due 03/01/28 (ž) 52 48
Winnebago Industries, Inc.
3.250% due 01/15/30 986 917
Ziff Davis, Inc.
3.625% due 03/01/28 (Þ) 784 791
6,169
Consumer Staples - 0.3%
Alarm.com Holdings, Inc.
2.250% due 06/01/29 834 820
MGP Ingredients, Inc.
1.875% due 11/15/41 416 409
Spectrum Brands, Inc.
3.375% due 06/01/29 476 499
1,728
Energy - 0.8%
Array Technologies, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 12/01/28 1,502 1,350
Enphase Energy, Inc.
4.582% due 03/01/28 (ž) 1,702 1,586
Green Plains, Inc.
2.250% due 03/15/27 572 572
Nabors Industries, Inc.
1.750% due 06/15/29 865 819
Northern Oil & Gas, Inc.
3.625% due 04/15/29 409 404
4,731
Financial Services - 2.6%
Affirm Holdings, Inc.
5.177% due 11/15/26 (ž) 1,456 1,434
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,531 1,523
Block, Inc.
0.250% due 11/01/27 686 652
Coinbase Global, Inc.
4.757% due 10/01/29 (Þ)(ž) 289 249
Gladstone Capital Corp.
5.875% due 10/01/30 857 821
Hercules Capital, Inc.
4.750% due 09/01/28 (Þ) 1,326 1,303
MARA Holdings, Inc.
1.000% due 12/01/26 264 258
Pebblebrook Hotel Trust
1.750% due 12/15/26 1,485 1,463
PennyMac Corp.
8.500% due 06/01/29 680 688
Redfin Corp.
0.500% due 04/01/27 1,444 1,403
Redwood Trust, Inc.
7.750% due 06/15/27 185 187
Repay Holdings Corp.
2.875% due 07/15/29 (Þ) 282 259
Rexford Industrial Realty, LP
4.375% due 03/15/27 (Þ) 1,636 1,633
Shift4 Payments, Inc.
0.500% due 08/01/27 1,668 1,596
Starwood Property Trust, Inc.
6.750% due 07/15/27 1,280 1,295
Upstart Holdings, Inc.
0.250% due 08/15/26 954 945
15,709
Health Care - 2.1%
Alnylam Pharmaceuticals, Inc.
4.478% due 09/15/28 (Þ)(ž) 500 456
Alphatec Holdings, Inc.
0.750% due 08/01/26 1,012 1,009
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 1,238 1,122
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 1,697 1,652
CONMED Corp.
2.250% due 06/15/27 1,668 1,630
Dexcom, Inc.
0.375% due 05/15/28 1,728 1,646
Enovis Corp.

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 10/15/28 1,378 1,378
Envista Holdings Corp.
1.750% due 08/15/28 541 537
Haemonetics Corp.
2.500% due 06/01/29 182 191
NeoGenomics, Inc.
0.250% due 01/15/28 429 403
Sarepta Therapeutics, Inc.
1.250% due 09/15/27 740 700
Teladoc Health, Inc.
1.250% due 06/01/27 1,680 1,630
Zoetis, Inc.
0.250% due 06/15/29 (Þ) 597 548
12,902
Producer Durables - 0.3%
CryoPort, Inc.
0.750% due 12/01/26 (Þ) 1,575 1,549
Technology - 3.1%
Bentley Systems, Inc.
0.375% due 07/01/27 1,562 1,503
BILL Holdings, Inc.
5.128% due 04/01/27 (ž) 709 686
Cerence, Inc.
1.500% due 07/01/28 915 830
DraftKings, Inc.
4.608% due 03/15/28 (ž) 1,510 1,404
Five9, Inc.
1.000% due 03/15/29 1,602 1,466
Groupon, Inc.
Series UNRS
4.875% due 06/30/30 185 191
Match Group Financeco 3, Inc.
2.000% due 01/15/30 (Þ) 1,667 1,540
PagerDuty, Inc.
1.500% due 10/15/28 786 738
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 984 1,019
Rapid7, Inc.
0.250% due 03/15/27 909 881
Snap, Inc.
0.750% due 08/01/26 310 307
5.021% due 05/01/27 (ž) 713 687
0.125% due 03/01/28 416 383
Strategy, Inc.
3.768% due 12/01/29 (ž) 971 858
Unity Software, Inc.
4.457% due 11/15/26 (ž) 1,421 1,403
Upwork, Inc.
0.250% due 08/15/26 1,506 1,503
Workiva, Inc.
1.250% due 08/15/28 1,070 1,017
Ziff Davis, Inc.
1.750% due 11/01/26 937 928
Zscaler, Inc.
3.918% due 07/15/28 (ž) 1,408 1,306
18,650
61,438
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Debt - 5.3%
African Export-Import Bank (The)
7.125% due 07/23/36 (Þ) 200 200
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 463 484
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 196 171
4.125% due 07/09/35 (~)(Ê) 776 613
Bahrain Government International
Bond
7.000% due 10/12/28 (Þ) 251 248
6.750% due 09/20/29 (Þ) 473 461
Banco Nacional de Mexico SA
6.697% due 08/07/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.682%)(Ê)(Þ) 200 197
Brazilian Government International
Bond
6.250% due 05/22/36 400 388
7.250% due 01/12/56 370 356
Chile Government International Bond
2.550% due 07/27/33 400 336
China Government International Bond
3.750% due 11/13/30 (Þ) 213 210
Colombia Government International
Bond
6.500% due 01/21/33 400 402
7.500% due 02/02/34 370 389
Corp. Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 400 412
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 298 305
Dominican Republic Government
International Bond
5.750% due 03/17/34 (Þ) 933 904
Ecuador Government International
Bond
6.900% due 07/31/35 (~)(Ê)(Þ) 23 21
9.250% due 01/29/39 (Þ) 577 575
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 311 316
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 400 421
8.500% due 01/31/47 (Þ) 416 391
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 300 336
Elmwood CLO, Ltd.
Series 2025-9A Class D1
6.400% due 01/17/39 (CME Term
SOFR 3 Month + 2.650%)(Ê)(Þ) 3,000 3,011
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 116 103
Gaci First Investment Co.
Series EMTN
6.250% due 05/14/56 (Þ) 552 520
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 16 16

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 07/03/29 (~)(Ê)(Þ) 184 180
Green Palm Bidco SARL
6.462% due 06/30/46 (Þ) 363 353
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 200 207
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 220 221
6.700% due 07/02/32 (Þ) 391 389
Honduras Government International
Bond
6.400% due 07/29/36 (Þ) 150 150
Hungary Government International
Bond
6.000% due 09/26/35 (Þ) 765 779
Immunocore Holdings PLC
2.500% due 02/01/30 95 87
Indonesia Government International
Bond
5.690% due 05/29/36 256 255
4.625% due 04/15/43 (Þ) 220 184
Industrial Subordinated Trust
6.550% due 04/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(Þ) 200 201
Ivory Coast Government International
Bond
6.750% due 02/25/41 (Þ) 226 213
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 246 255
Kazakhstan Government International
Bond
5.000% due 07/01/32 (Þ) 200 198
Kazakhstan Temir Zholy National Co.
5.250% due 04/29/36 (Þ) 310 294
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 200 212
7.875% due 02/26/34 (Þ) 200 193
Kuwait Government International Bond
5.509% due 07/29/36 (Þ) 491 489
Lebanon Government International
Bond
Series GMTN
6.600% due 11/27/26 (Æ)(Ø)(Þ) 27 7
7.000% due 03/20/28 (Æ)(Ø)(Þ) 50 14
6.650% due 11/03/28 (Æ)(Ø)(Þ) 487 132
Malaysia Sovereign Sukuk Berhad
4.949% due 07/30/36 (Þ) 413 411
Mazoon Assets Co. SAOC
5.250% due 10/09/31 (Þ) 250 248
Mexico Government International
Bond
6.338% due 05/04/53 254 227
6.750% due 02/09/56 445 415
Morocco Government International
Bond
6.500% due 09/08/33 (Þ) 200 209
Muthoot Finance, Ltd.
5.750% due 08/04/30 (Þ) 200 194
Navoi Mining & Metallurgical Co.
6.750% due 05/14/30 (Þ) 225 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 251 281
8.631% due 01/13/36 (Þ) 400 436
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 200 194
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 215 218
Panama Government International
Bond
2.252% due 09/29/32 209 173
5.662% due 02/23/38 200 194
8.000% due 03/01/38 352 403
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 203
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 303 301
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 376 370
Peruvian Government International
Bond
5.500% due 03/30/36 450 445
6.200% due 06/30/55 95 94
Petroleos de Venezuela SA
6.000% due 05/16/24 (Æ)(Ø)(Þ) 153 58
6.000% due 11/15/26 (Æ)(Ø)(Þ) 109 41
5.375% due 04/12/27 (Æ)(Ø)(Þ) 146 54
5.500% due 04/12/37 (Æ)(Ø)(Þ) 319 117
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 216 155
Petroleos Mexicanos
6.750% due 09/21/47 1,106 906
Petronas Capital, Ltd.
5.848% due 04/03/55 (Þ) 269 265
Philippines Government International
Bond
1.950% due 01/06/32 300 256
5.325% due 06/24/36 308 302
Pluspetrol SA
7.550% due 09/30/37 (Þ) 97 95
Poland Government International Bond
Series 5Y
4.875% due 02/12/30 189 190
Series 10Y
5.375% due 02/12/35 220 219
Series 30Y
6.125% due 04/14/56 423 407
Romanian Government International
Bond
5.750% due 03/24/35 (Þ) 704 672
5.125% due 06/15/48 (Þ) 96 76
ROP Sukuk Trust
5.045% due 06/06/29 (Þ) 374 375
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 461 457
Sea, Ltd.
0.250% due 09/15/26 1,671 1,662
Senegal Government International
Bond

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 7Y
7.750% due 06/10/31 (Þ) 200 107
Serbia Government International Bond
6.000% due 06/12/34 (Þ) 202 202
Sibanye Stillwater UK Financing PLC
6.250% due 11/15/31 (Þ) 200 197
South Africa Government International
Bond
6.125% due 12/11/37 (Þ) 546 523
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 234 192
3.600% due 05/15/36 (~)(Ê)(Þ) 45 45
3.600% due 02/15/38 (~)(Ê)(Þ) 101 102
Trinidad & Tobago Government
International Bond
6.200% due 07/16/38 (Þ) 200 196
Turkiye Government International
Bond
6.375% due 05/22/31 213 209
Series 5Y
9.875% due 01/15/28 253 267
Ueno Bank SA
6.700% due 03/06/31 (Þ) 200 182
Ukraine Government International
Bond
4.000% due 02/01/32 (~)(Ê)(Þ) 335 278
7.916% due 02/01/34 (~)(Ê)(Þ)(ž) 114 64
6.250% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 374 223
Uruguay Government International
Bond
5.750% due 10/28/34 575 591
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 318 146
8.250% due 10/13/24 (Æ)(Ø)(Þ) 282 130
32,007
Mortgage-Backed Securities - 3.8%
ACREC LLC
Series 2026-FL5 Class D
5.950% due 07/18/43 (CME Term
SOFR 1 Month + 2.350%)(Ê)(Þ) 500 499
Arbor Realty Commercial Real Estate
Notes LLC
Series 2026-FL2 Class D
1.000% due 11/20/42 (CME Term
SOFR 1 Month + 3.000%)(Ê)(Þ) 1,000 1,000
BRCK Trust
Series 2025-830B Class D
6.202% due 12/10/42 (~)(Ê)(Þ) 750 746
BX Trust
Series 2024-BIO Class C
6.316% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 1,131 1,124
Series 2024-VLT4 Class B
5.617% due 06/15/41 (CME Term
SOFR 1 Month + 1.941%)(Ê)(Þ) 2,263 2,260
EQT Trust
Series 2026-IND1 Class C
5.200% due 07/15/41 (~)(Ê)(Þ) 2,300 2,301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.901% due 01/13/40 (~)(Ê)(Þ) 500 509
Preston Ridge Partners Mortgage Trust
Series 2024-RCF5 Class M2
4.000% due 08/25/54 (~)(Ê)(Þ) 1,000 949
Series 2025-RCF1 Class M2
4.500% due 02/25/55 (~)(Ê)(Þ) 1,563 1,481
Series 2025-RCF3 Class M1A
5.250% due 07/25/55 (~)(Ê)(Þ) 1,100 1,073
Series 2025-RCF6 Class M2
5.500% due 12/25/55 (~)(Ê)(Þ) 2,894 2,771
Series 2026-RCF4 Class M1
5.250% due 06/25/56 (~)(Ê)(Þ) 1,000 964
Pretium Credit Partner Mortgage Trust
Series 2025-NPL13 Class A2
6.778% due 12/25/55 (~)(Ê)(Þ) 1,500 1,500
Series 2026-NPL6 Class A2
6.657% due 06/25/56 (~)(Ê)(Þ) 1,000 995
Series 2026-RN3 Class A2
6.778% due 08/25/56 (~)(Ê)(Þ) 1,200 1,203
TORY Commercial Mortgage Trust
Series 2026-HGTS Class D
6.281% due 01/13/46 (~)(Ê)(Þ) 753 739
VDCM Commercial Mortgage Trust
Series 2025-AZ Class E
7.931% due 07/13/44 (~)(Ê)(Þ) 2,600 2,616
22,730
Non-US Bonds - 3.0%
Carlyle Euro CLO DAC
Series 2025-1A Class A2R
4.481% due 01/15/39 (3 Month
EURIBOR + 2.050%)(Ê)(Þ) EUR 3,000 3,470
CVC Cordatus Loan Fund XVIII DAC
Series 2021-18X Class B1R
4.154% due 07/29/34 (3 Month
EURIBOR + 1.700%)(Ê)(Þ) EUR 2,000 2,307
Kinbane DAC
Series 2024-RPL1X Class B
4.215% due 01/26/65 (1 Month
EURIBOR + 2.000%)(Ê)(Þ) EUR 2,350 2,714
OCP Euro CLO DAC
Series 2025-14A Class D
5.422% due 10/26/38 (3 Month
EURIBOR + 2.950%)(Ê)(Þ) EUR 3,000 3,466
Stannaway Park CLO DAC
Series 2025-1A Class D
5.375% due 01/23/38 (3 Month
EURIBOR + 2.900%)(Ê)(Þ) EUR 4,000 4,613
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class B
6.338% due 05/28/39 (Þ) GBP 800 1,058
17,628
Total Long-Term Fixed
Income Investments
(cost $144,703) 145,409

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 68.2%
Consumer Discretionary - 7.8%
ABB, Ltd. 2,220 219
Alibaba Group Holding, Ltd. 194,308 2,968
Alibaba Group Holding, Ltd. - ADR 817 100
Amazon.com, Inc.(Æ) 18,400 4,997
APi Group Corp.(Æ) 2,742 109
Aristocrat Leisure, Ltd. 7,870 355
Autoliv, Inc. 4,737 583
AutoZone, Inc.(Æ) 523 1,577
Barratt Redrow PLC 5,234 21
Best Buy Co., Inc. 1,796 155
Bombardier, Inc. Class B(Æ) 426 103
Boyd Gaming Corp. 1,835 156
Bridgestone Corp. 9,100 227
BYD Co., Ltd. Class H 34,100 408
Canadian Tire Corp., Ltd. Class A 1,149 168
Cembre SpA 3,843 363
Charter Communications, Inc. Class
A(Æ)
383 55
Chipotle Mexican Grill, Inc.(Æ) 7,184 267
Comcast Corp. Class A 11,348 272
Comet Holding AG 1,747 708
Compagnie FinanCompagniere
Richemont SA Class A
7,728 1,826
Compagnie Generale des
Etablissements Michelin SCA
32,507 1,313
Costco Wholesale Corp. 953 907
Co-Tech Development Corp. 12,000 107
CSG NV(Æ) 5,718 109
Daiwa House Industry Co., Ltd. 1,300 38
Darden Restaurants, Inc. 701 143
Davide Campari-Milano NV 164,224 1,115
Diageo PLC 2,909 64
DiscoverIE Group PLC 19,299 202
Dollar General Corp. 3,047 387
Dollarama, Inc. 1,509 206
DR Horton, Inc. 1,397 200
eBay, Inc. 2,769 316
Elite Material Co., Ltd. 1,000 143
Fox Corp. Class B 6,429 334
Galaxy Entertainment Group, Ltd. 22,000 96
General Motors Co. 8,563 761
Genuine Parts Co. 764 95
Hanwha Aerospace Co., Ltd. 554 355
Home Depot, Inc. (The) 1,091 362
Howden Joinery Group PLC 89,236 950
Hoya Corp. 1,700 261
Industria de Diseno Textil SA 9,220 604
InterContinental Hotels Group PLC 8,577 1,387
Kia Corp. 4,042 375
Kuaishou Technology(Þ) 76,600 427
Lagercrantz Group AB Class B 7,280 174
Lennar Corp. Class A 1,299 107
Lindblad Expeditions Holdings, Inc.
(Æ)
6,450 191
Lowe's Cos., Inc. 703 146
LVMH Moet Hennessy Louis Vuitton
SE
1,919 1,052
Mahindra & Mahindra, Ltd. 20,856 744
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
McDonald's Corp. 866 234
Meituan Class B(Æ)(Þ) 46,500 552
Netflix, Inc.(Æ) 1,210 87
Next PLC 2,709 545
NKT A/S(Æ) 3,280 447
Nokian Renkaat Oyj 11,354 200
NVR, Inc.(Æ) 21 129
OEM International AB Class B 22,174 410
Omnicom Group, Inc. 1,239 97
Omron Corp. 5,900 198
O'Reilly Automotive, Inc.(Æ) 1,735 155
Oriental Holdings Berhad 27,167 46
OVS SpA(Þ) 46,284 335
People, Inc.(Æ) 30,607 1,272
Pernod Ricard SA 7,890 620
Persimmon PLC 3,016 45
PulteGroup, Inc. 1,540 195
Remy Cointreau SA 8,880 497
Renault SA 3,385 107
Rolls-Royce Holdings PLC 30,259 601
Ross Stores, Inc. 1,530 384
Rush Street Interactive, Inc.(Æ) 9,206 248
SCREEN Holdings Co., Ltd. 4,000 307
Sea, Ltd. - ADR(Æ) 2,155 230
Secom Co., Ltd. 5,000 215
Sekisui Chemical Co., Ltd. 2,200 37
Shinsegae, Inc. 501 147
Singapore Technologies Engineering,
Ltd.
20,400 160
Sirius XM Holdings, Inc. 17,770 526
SJM Holdings, Ltd.(Æ) 158,000 32
Subaru Corp. 9,100 154
Super Group SGHC, Ltd. 10,642 149
Target Corp. 1,000 144
Teleperformance SE 1,707 136
Tencent Holdings, Ltd. 32,066 1,945
Tencent Holdings, Ltd. - ADR 3,790 233
Tesla, Inc.(Æ) 1,458 454
TJX Cos., Inc. (The) 12,141 1,910
Universal Music Group NV 9,790 162
Versant Media Group, Inc. 515 18
Vincorion SE(Æ) 9,009 193
Virbac SACA 757 295
Volkswagen AG 773 68
Walmart, Inc. 3,963 441
Walt Disney Co. (The) 1,304 125
Watches of Switzerland Group PLC(Æ)
(Þ)
16,921 168
Weichai Power Co., Ltd. Class H 46,000 194
Wolters Kluwer NV 2,966 232
Yamaha Corp. 82,300 643
Yum! Brands, Inc. 1,084 166
Zalando SE(Æ)(Þ) 25,387 827
47,023
Consumer Staples - 2.8%
Alimentation Couche-Tard, Inc. 2,724 177
Altria Group, Inc. 4,485 306
Ambev SA 71,343 225

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anheuser-Busch InBev SA 13,922 1,204
Archer-Daniels-Midland Co. 8,133 645
Asahi Group Holdings, Ltd. 34,000 356
Astarta Holding PLC(Æ) 2,995 35
Beiersdorf AG 5,729 534
BIM Birlesik Magazalar AS 20,095 165
BioGaia AB Class B 28,628 348
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
13,161 49
British American Tobacco PLC 4,702 285
Campbell's Co. (The) 3,019 66
Carrefour SA 6,162 113
China Mengniu Dairy Co., Ltd. 95,000 229
Church & Dwight Co., Inc. 1,294 128
Clorox Co. (The) 928 89
Coca-Cola Co. (The) 3,477 305
Coca-Cola Consolidated, Inc. 836 157
Colgate-Palmolive Co. 5,605 512
Compass Group PLC 5,187 165
Conagra Brands, Inc. 4,314 63
Estee Lauder Cos., Inc. (The) Class A 1,676 141
First Pacific Co., Ltd. 70,000 50
General Mills, Inc. 4,198 150
Genting Plantations Berhad 48,600 68
Golden Agri-Resources, Ltd. 1,048,000 233
GS Holdings Corp. 1,951 122
Haleon PLC 83,829 410
Hershey Co. (The) 517 90
Imperial Brands PLC 7,898 300
Interparfums SA 9,540 271
JM Smucker Co. (The) 1,080 129
Kato Sangyo Co., Ltd. 300 12
Keurig Dr Pepper, Inc. 7,132 222
Kimberly-Clark Corp. 1,331 145
Kraft Heinz Co. (The) 3,366 87
Kroger Co. (The) 2,108 122
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
Loblaw Cos., Ltd. 3,650 171
Metro, Inc. 2,416 161
Mondelez International, Inc. Class A 1,676 104
Monster Beverage Corp.(Æ) 6,994 674
National Vision Holdings, Inc.(Æ) 66,926 1,475
PepsiCo, Inc. 6,042 843
Philip Morris International, Inc. 4,928 940
Procter & Gamble Co. (The) 2,855 413
Puregold Price Club, Inc. 80,600 54
Raia Drogasil SA 15,649 57
Reckitt Benckiser Group PLC 16,115 1,137
Royal Unibrew A/S 6,112 460
Sodexo SA 3,351 221
Tesco PLC 6,389 42
Tyson Foods, Inc. Class A 4,687 272
Unicharm Corp. 13,900 88
Wal-Mart de Mexico SAB de CV 87,059 253
Yesway, Inc. Class A(Æ) 31,608 661
16,734
Energy - 2.7%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2G Energy AG 1,799 119
Algonquin Power & Utilities Corp. 15,779 92
Antero Resources Corp.(Æ) 1,999 72
Baker Hughes Co. 5,646 342
BP PLC 36,994 280
Cenovus Energy, Inc. 20,842 628
Chevron Corp. 2,447 482
Delta Electronics, Inc. 19,000 938
Devon Energy Corp. 4,527 204
DOF Group ASA 9,494 125
ENEOS Holdings, Inc. 26,600 222
EOG Resources, Inc. 1,773 264
Eramet SA(Æ) 2,099 105
ExxonMobil Holdings Corp. 4,973 773
Fortune Electric Co., Ltd. 16,000 350
Galp Energia SGPS SA 8,752 200
Gazprom PJSC(Æ)(Š) 332,583 —
HELLENiQ ENERGY Holdings SA 34,287 514
Hochschild Mining PLC 42,605 249
Idemitsu Kosan Co., Ltd. 25,900 213
Japan Petroleum Exploration Co., Ltd. 9,500 106
Kinder Morgan, Inc. 8,099 261
Liberty Energy, Inc. 99,494 1,862
LUKOIL PJSC(Æ)(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 1,403 89
National Energy Services Reunited
Corp.(Æ)
37,406 1,009
Natural Gas Services Group, Inc. 1,035 38
NPK International, Inc.(Æ) 15,087 188
ONEOK, Inc. 4,867 442
Paladin Energy, Ltd.(Æ) 26,221 174
Petroleo Brasileiro SA - Petrobras
- ADR
30,634 594
Phillips 66 1,024 217
R&S Group Holding AG(Æ) 4,521 117
Range Resources Corp. 6,502 261
Repsol SA 13,031 401
Santos, Ltd. 51,295 284
SBM Offshore NV 334 13
Schneider Electric SE 1,418 476
Shell PLC 5,767 265
Sieyuan Electric Co., Ltd. Class A 8,100 187
Solaria Energia y Medio Ambiente
SA(Æ)
17,268 335
Subsea 7 SA 4,341 145
Suncor Energy, Inc. 5,975 401
Targa Resources Corp. 802 217
Teck Resources, Ltd. Class B 8,891 535
TotalEnergies SE 3,304 293
Tourmaline Oil Corp. 3,728 165
Tullow Oil PLC(Æ) 213,313 44
Valero Energy Corp. 256 80
Williams Cos., Inc. (The) 2,532 181
YPF SA - ADR(Æ) 10,750 565
16,117
Financial Services - 15.3%
Aedifica SA(ö) 2,966 240
Aflac, Inc. 2,492 318

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ageas SA 1,522 126
Agree Realty Corp.(ö) 8,579 667
AIA Group, Ltd. 133,600 1,353
Allianz SE 605 302
Allstate Corp. (The) 818 216
Alpha Bank SA 81,729 403
American Integrity Insurance Group,
Inc.
43,161 876
American Tower Corp.(ö) 1,354 235
Ameriprise Financial, Inc. 323 176
Annaly Capital Management, Inc.(ö) 7,993 182
Arthur J Gallagher & Co. 475 118
AvalonBay Communities, Inc.(ö) 751 139
Avanza Bank Holding AB 5,749 236
Azimut Holding SpA 12,629 536
Bajaj Finance, Ltd. 94,615 1,132
Banco BTG Pactual SA 23,239 260
Banco de Sabadell SA 49,375 192
Bangkok Bank PCL - NVDR 21,800 125
Bank Hapoalim BM 12,328 300
Bank Leumi Le-Israel BM 21,654 513
Bank Mandiri Persero Tbk PT 2,260,792 527
Bank of America Corp. 16,281 1,009
Bank of Ireland Group PLC 30,955 647
Bank of Montreal 1,856 333
Bank of New York Mellon Corp. (The) 2,509 392
Bank of Nova Scotia (The) 4,061 356
Barclays PLC 3,681 25
Berkshire Hathaway, Inc. Class B(Æ) 1,977 1,011
BGC Group, Inc. Class A 113,556 1,308
Blackstone Digital Infrastructure Trust,
Inc.(Æ)(ö)
4,665 97
BNP Paribas SA 3,324 421
BOC Hong Kong Holdings, Ltd. 41,000 273
Brambles, Ltd. 18,044 248
British Land Co. PLC (The)(ö) 25,239 150
Brown & Brown, Inc. 1,601 113
BXP, Inc.(ö) 10,385 728
Canadian Imperial Bank of Commerce 2,299 272
Capital One Financial Corp. 3,321 694
CapitaLand Integrated Commercial
Trust(ö)
202,400 393
Capitaland Investment, Ltd. 91,700 190
Capitec Bank Holdings, Ltd. 676 193
Catena AB 1,750 73
Cenergy Holdings SA 15,788 393
Centurion Accommodation REIT(ö) 134,000 118
Charles Schwab Corp. (The) 8,146 857
China International Capital Corp., Ltd.
Class H(Þ)
241,200 665
China Merchants Securities Co., Ltd.
Class A
255,800 666
China Overseas Land & Investment,
Ltd.
84,000 145
China Reinsurance Group Corp. Class
H
375,000 66
China Resources Land, Ltd. 56,000 237
Chubb, Ltd. 586 206
Cincinnati Financial Corp. 1,114 198
Citigroup, Inc. 5,086 674
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CK Asset Holdings, Ltd. 35,000 214
CK Hutchison Holdings, Ltd. 55,000 517
Close Brothers Group PLC(Æ) 7,162 41
CME Group, Inc. 8,034 2,151
Coface SA 2,617 48
Commerzbank AG 4,643 202
Country Garden Services Holdings
Co., Ltd.
133,000 95
Credicorp, Ltd. 1,062 425
Cresud SACIF y A - ADR 5,640 63
Crown Castle, Inc.(ö) 6,849 523
Dave, Inc.(Æ) 1,194 445
DBS Group Holdings, Ltd. 4,500 259
Dexus(ö) 44,793 188
Digital Core REIT Management Pte,
Ltd.(ö)
201,600 99
Digital Realty Trust, Inc.(ö) 10,486 1,977
Dime Commercial Bancshares, Inc. 15,725 641
DNB Bank ASA 6,117 197
EastGroup Properties, Inc.(ö) 706 148
EFG International AG 8,486 169
Enova International, Inc.(Æ) 289 73
Equinix, Inc.(ö) 1,333 1,359
Equity LifeStyle Properties, Inc.(ö) 1,926 125
Essential Properties Realty Trust, Inc.
(ö)
20,510 642
Essex Property Trust, Inc.(ö) 1,981 563
Everest Group, Ltd. 1,610 602
Extra Space Storage, Inc.(ö) 5,021 743
Fairfax Financial Holdings, Ltd. 99 166
Fidelity National Financial, Inc. 2,749 142
First Industrial Realty Trust, Inc.(ö) 5,840 385
flatexDEGIRO SE 11,951 501
Franklin Resources, Inc. 1,361 46
Gaming and Leisure Properties, Inc.(ö) 4,998 224
GLP J-REIT(ö) 137 125
Goldman Sachs Group, Inc. (The) 223 227
Goodman Group(ö) 37,795 794
Grupo Financiero Banorte SAB de CV
Class O
14,825 172
Grupo Financiero Galicia SA - ADR 1,574 78
Guaranty Trust Holding Co. PLC 1,831,544 183
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
4,340 139
Hana Financial Group, Inc. 12,704 1,117
Hankook & Company Co., Ltd. 1,939 34
Hartford Insurance Group, Inc. (The) 1,893 269
HDFC Bank, Ltd. 60,929 478
Healthcare Realty Trust, Inc.(ö) 23,235 488
Henderson Land Development Co.,
Ltd.
27,000 98
Hi Sun Technology China, Ltd.(Æ) 318,000 15
Highwoods Properties, Inc.(ö) 3,269 108
Hiscox, Ltd. 20,983 512
Hoist Finance AB(Þ) 14,234 323
Hongkong Land Holdings, Ltd. 28,200 229
Host Hotels & Resorts, Inc.(ö) 20,242 509
HSBC Holdings PLC 15,804 339
Hudson Pacific Properties, Inc.(Æ)(ö) 7,564 104
iA Financial Corp., Inc. 1,334 197

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ICICI Bank, Ltd. 109,070 1,641
Infracore SA(Æ) 713 47
ING Groep NV 18,177 636
Ingenia Communities Group(ö) 72,552 222
Intact Financial Corp. 820 161
Intesa Sanpaolo SpA 47,844 362
Invitation Homes, Inc.(ö) 20,985 624
Iron Mountain, Inc.(ö) 5,354 655
IRSA Inversiones y Representaciones
SA - ADR(Æ)
191 3
Israel Discount Bank, Ltd. Class A 20,783 217
Itau Unibanco Holding SA - ADR(Æ) 48,083 407
Japan Metropolitan Fund Investment
Corp.(ö)
412 305
Japan Post Holdings Co., Ltd. 15,400 230
Japan Real Estate Investment Corp.(ö) 270 207
JPMorgan Chase & Co. 5,664 1,993
Kasikornbank PCL - NVDR 6,400 47
KB Financial Group, Inc. 2,023 239
KBC Ancora 2,504 256
Kimco Realty Corp.(ö) 30,859 786
Kite Realty Group Trust(ö) 13,481 386
Klepierre SA(ö) 11,580 526
Land Securities Group PLC(ö) 23,973 228
LEG Immobilien SE 1,934 116
Legalzoom.com, Inc.(Æ) 90,672 714
Link REIT(ö) 62,400 312
Lloyds Banking Group PLC 128,699 199
Lodha Developers, Ltd.(Þ) 22,215 290
LondonMetric Property PLC(ö) 49,661 131
Longfor Group Holdings, Ltd.(Þ) 140,000 123
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 5
M&T Bank Corp. 672 166
Manulife Financial Corp. 7,189 319
Mapfre SA 5,503 28
Marex Group, Ltd. 3,645 237
Markel Group, Inc.(Æ) 98 184
Marsh & McLennan Cos., Inc. 762 145
Mastercard, Inc. Class A 5,203 2,982
Melisron, Ltd. 853 113
Mercialys SA(ö) 10,040 139
MetLife, Inc. 3,192 307
Mitsubishi Estate Co., Ltd. 15,499 375
Mitsubishi UFJ Financial Group, Inc. 2,500 56
Mitsui Fudosan Co., Ltd. 56,100 545
Mizrahi Tefahot Bank, Ltd. 3,048 227
Moody's Corp. 3,624 1,734
Morgan Stanley 2,004 422
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
National Bank of Canada 1,544 250
NatWest Group PLC 59,002 559
Nippon Building Fund, Inc.(ö) 223 189
Nippon Prologis REIT, Inc.(ö) 215 122
NN Group NV 3,294 310
NOBA Bank Group AB 22,449 196
Nomura Real Estate Master Fund, Inc.
(ö)
155 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank Abp 14,712 297
Northern Trust Corp. 432 79
Northpointe Bancshares, Inc. 37,085 649
Omega Healthcare Investors, Inc.(ö) 16,180 819
OTP Bank Nyrt. 1,465 217
Outfront Media, Inc.(ö) 9,311 297
Oversea-Chinese Banking Corp., Ltd. 11,000 250
Perella Weinberg Partners 83,729 1,478
Ping An Insurance Group Co. of China,
Ltd. Class H
32,500 243
Piraeus Bank SA(Æ) 36,638 423
PNC Financial Services Group, Inc.
(The)
630 157
Power Corp. of Canada 3,934 269
Progressive Corp. (The) 2,097 443
Prologis, Inc.(ö) 9,699 1,403
Protector Forsikring ASA 4,527 236
Public Storage(ö) 3,041 986
Rayonier, Inc.(ö) 9,536 208
Realty Income Corp.(ö) 3,248 207
Regions Financial Corp. 6,720 208
RELX PLC 3,618 128
RenaissanceRe Holdings, Ltd. 2,135 683
Resona Holdings, Inc. 31,100 426
Ringkjoebing Landbobank A/S 1,711 459
Royal Bank of Canada 3,216 673
Safestore Holdings PLC(ö) 11,473 95
Sampo Oyj Class A 11,340 126
SBA Communications Corp.(ö) 984 178
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
SBI Life Insurance Co., Ltd.(Þ) 7,160 141
Scentre Group(ö) 112,137 309
Segro PLC(ö) 11,204 146
SGS SA 1,394 165
Shinhan Financial Group Co., Ltd. 1,938 137
Shriram Finance, Ltd. 26,987 296
Shurgard Self Storage, Ltd.(ö) 1,568 46
Simon Property Group, Inc.(ö) 2,991 686
Sirius Real Estate, Ltd.(ö) 72,115 96
SK Square Co., Ltd. 99 70
Societe Generale SA 6,343 596
Sparebanken Norge 21,400 444
Standard Bank Group, Ltd. 14,435 289
Stockland(ö) 61,632 185
Sumitomo Mitsui Financial Group, Inc. 6,200 266
Sumitomo Realty & Development Co.,
Ltd.
17,900 406
Sun Communities, Inc.(ö) 7,756 958
Sun Hung Kai Properties, Ltd. 23,500 370
Swiss Prime Site AG 1,342 219
Swissquote Group Holding SA 8,828 458
TAG Immobilien AG 21,578 344
Tokyo Century Corp. 1,900 31
Toronto-Dominion Bank (The) 1,824 219
Travelers Cos., Inc. (The) 774 290
TS Financial Holding Co., Ltd. 610,040 674
UBS Group AG 3,288 173
UDR, Inc.(ö) 11,976 457
Unibail-Rodamco-Westfield(ö) 1,854 225

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unicaja Banco SA(Þ) 65,936 253
Unipol Assicurazioni SpA 9,784 306
UNIQA Insurance Group AG 5,872 122
United Overseas Bank, Ltd. 6,200 210
UOL Group, Ltd. 12,600 97
Ventas, Inc.(ö) 5,837 546
VGP NV 483 47
VICI Properties, Inc.(ö) 11,543 304
Vienna Insurance Group AG Wiener
Versicherung Gruppe
382 31
Visa, Inc. Class A 1,754 642
Vonovia SE 11,283 274
VTB Bank PJSC(Æ)(Š) 58,930 —
W.R. Berkley Corp. 2,634 191
Warehouses De Pauw CVA(ö) 19,113 493
Wells Fargo & Co. 375 32
Welltower, Inc.(ö) 12,365 2,899
Weyerhaeuser Co.(ö) 1,648 41
Wihlborgs Fastigheter AB 7,100 58
WisdomTree, Inc. 6,088 118
XP, Inc. Class A 11,715 200
Yellow Cake PLC(Æ)(Þ) 12,903 95
Yoma Strategic Holdings, Ltd.(Æ) 456,208 28
Zurich Insurance Group AG 225 171
92,147
Health Care - 6.0%
Abbott Laboratories 2,085 220
AbbVie, Inc. 2,137 536
AddLife AB Class B 13,135 223
Amgen, Inc. 613 236
Astellas Pharma, Inc. 33,900 466
AstraZeneca PLC 1,529 261
Axogen, Inc.(Æ) 2,535 107
Axsome Therapeutics, Inc.(Æ) 188 41
Becton Dickinson & Co. 5,671 939
Boston Scientific Corp.(Æ) 23,001 1,075
Bristol-Myers Squibb Co. 11,529 753
Butterfly Network, Inc.(Æ) 8,299 59
Cardinal Health, Inc. 1,982 456
CareDx, Inc.(Æ) 47,331 2,069
Cencora, Inc. 669 208
Centene Corp.(Æ) 3,613 225
Certara, Inc.(Æ) 116,078 940
ChemoMetec A/S 3,659 244
Chong Kun Dang Pharmaceutical Corp. 936 44
Cigna Group (The) 983 274
Cogent Biosciences, Inc.(Æ) 1,363 53
CVS Health Corp. 3,899 407
Cytek Biosciences, Inc.(Æ) 229,122 967
Cytokinetics, Inc.(Æ) 1,193 92
Dexcom, Inc.(Æ) 4,070 340
Elevance Health, Inc. 642 241
Eli Lilly & Co. 1,276 1,466
Fresenius SE & Co. KGaA 4,862 250
FUJIFILM Holdings Corp. 6,900 164
Getinge AB Class B 3,335 83
Gilead Sciences, Inc. 2,401 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grifols SA 14,173 163
GSK PLC 8,101 210
Guardant Health, Inc.(Æ) 818 132
H Lundbeck A/S 8,278 53
HCA Healthcare, Inc. 528 213
Humana, Inc. 219 80
Icon PLC(Æ) 16,160 2,643
Innovent Biologics, Inc.(Æ)(Þ) 64,000 709
Innoviva, Inc.(Æ) 58,142 1,219
Insilico Medicine Cayman TopCo(Æ) 34,724 203
iRadimed Corp. 822 75
Johnson & Johnson 10,697 2,742
Kyorin Pharmaceutical Co., Ltd. 8,700 62
L&C BIO Co., Ltd.(Æ) 4,326 158
Labcorp Holdings, Inc. 668 207
Ligand Pharmaceuticals, Inc.(Æ) 578 166
Madrigal Pharmaceuticals, Inc.(Æ) 94 44
McKesson Corp. 301 258
Medacta Group SA(Þ) 1,007 166
Medartis Holding AG(Æ)(Þ) 1,277 139
Medtronic PLC 10,786 921
Merck & Co., Inc. 10,013 1,304
Merck KGaA 4,693 775
Mirum Pharmaceuticals, Inc.(Æ) 584 62
Molina Healthcare, Inc.(Æ) 568 111
Novartis AG 1,615 252
Novo Nordisk A/S Class B 6,180 291
PACS Group, Inc.(Æ) 3,576 164
Pfizer, Inc. 34,006 850
Protagonist Therapeutics, Inc.(Æ) 711 97
PTC Therapeutics, Inc.(Æ) 21,100 1,435
Quest Diagnostics, Inc. 686 160
Regeneron Pharmaceuticals, Inc. 356 271
Roche Holding AG 933 409
Roivant Sciences, Ltd.(Æ) 6,161 209
Sanofi SA 10,773 927
Schott Pharma AG & Co. KGaA 5,753 146
Spyre Therapeutics, Inc.(Æ) 1,043 103
Stryker Corp. 732 238
Travere Therapeutics, Inc.(Æ) 2,525 141
United Therapeutics Corp.(Æ) 402 208
UnitedHealth Group, Inc. 3,760 1,558
Universal Health Services, Inc. Class B 848 143
Vertex Pharmaceuticals, Inc.(Æ) 839 400
WuXi AppTec Co., Ltd. Class H(Þ) 24,300 498
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 106,500 527
Xvivo Perfusion AB(Æ) 4,999 139
Zoetis, Inc. 840 65
35,798
Materials and Processing - 5.4%
Akzo Nobel NV 8,277 579
Albemarle Corp. 1,011 119
Aluminum Corp. of China, Ltd. Class A 273,300 388
Aluminum Corp. of China, Ltd. Class
H
34,000 37
Alzchem Group AG 1,115 198
Amcor PLC 2,452 110

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anglo American PLC 5,516 279
Anglogold Ashanti PLC 13,986 1,109
Aris Mining Corp.(Æ) 2,981 40
Atalaya Mining Copper SA 32,067 384
Barrick Mining Corp. 18,875 693
Beijer Alma AB 10,090 316
BlueScope Steel, Ltd. 5,402 124
Bufab AB 15,591 220
Cameco Corp. 1,197 103
Capstone Mining Corp.(Æ) 20,258 195
Carpenter Technology Corp. 236 123
Carrier Global Corp. 13,246 819
Celanese Corp. 25,914 1,159
Century Aluminum Co.(Æ) 38,251 1,713
CF Industries Holdings, Inc. 270 34
Champion Iron, Ltd. 19,309 46
Compagnie de Saint-Gobain SA 8,321 782
Copart, Inc.(Æ) 17,218 501
Croda International PLC 20,288 878
Ecolab, Inc. 654 182
ElvalHalcor SA 82,957 358
Fastenal Co. 3,726 178
First Quantum Minerals, Ltd.(Æ) 19,260 534
Freeport-McMoRan, Inc. 4,615 289
Fresnillo PLC 6,617 222
Gabriel Resources, Ltd.(Æ) 80,280 8
Geberit AG 873 575
General Electric Co. 1,757 633
Glencore PLC 27,313 200
Gold Fields, Ltd. - ADR 3,436 111
Guangzhou Tinci Materials Technology
Co., Ltd. Class A
20,400 108
Heidelberg Materials AG 709 132
Hindalco Industries, Ltd. 64,102 656
Hindustan Zinc, Ltd. 31,462 178
Huntsman Corp. 41,075 401
ICL Group, Ltd. 23,069 119
IMCD NV 10,086 1,102
Impala Platinum Holdings, Ltd. 31,611 348
Ingevity Corp.(Æ) 12,413 908
International Tower Hill Mines, Ltd.
(Æ)
22,792 40
Ivanhoe Mines, Ltd. Class A(Æ) 13,902 100
Johnson Matthey PLC 5,568 150
JSW Steel, Ltd. 6,554 87
K+S AG 28,677 481
Kinross Gold Corp. 5,737 132
Kronos Worldwide, Inc. 93,053 560
KWS SAAT SE & Co. KGaA 2,259 187
Linde PLC 2,560 1,225
LKQ Corp. 2,576 58
Lotte Chemical Corp. 1,495 59
Louisiana-Pacific Corp. 14,147 1,025
LSI Industries, Inc. 2,093 49
LyondellBasell Industries NV Class A 4,836 300
MHP SE - GDR(Æ)(Þ) 9,200 82
MMG, Ltd.(Æ) 532,000 563
Motiva Infraestrutura de Mobilidade
SA
4,320 13
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northern Dynasty Minerals, Ltd.(Æ) 83,477 117
NovaGold Resources, Inc.(Æ) 10,787 63
Nutrien, Ltd. 1,622 112
Polyus PJSC(Æ)(Š) 48,690 —
PPG Industries, Inc. 1,131 125
Promotora y Operadora de
Infraestructura SAB de CV
3,382 53
Robertet SA 263 242
Royal Gold, Inc. 328 65
Seabridge Gold, Inc.(Æ) 12,877 332
Shanghai Putailai New Energy
Technology Group Co., Ltd.
42,900 151
Sherwin-Williams Co. (The) 3,061 1,043
Shin-Etsu Chemical Co., Ltd. 5,500 197
Sibanye Stillwater, Ltd. 23,141 51
SigmaRoc PLC(Æ) 114,296 190
Sociedad Quimica y Minera de Chile
SA - ADR
3,546 238
SOL SpA 5,793 380
Solstice Advanced Materials, Inc. 3,626 218
Southern Copper Corp. 747 137
Symrise AG 10,546 1,084
Tata Steel, Ltd. 128,023 255
Ternium SA - ADR 2,855 141
thyssenkrupp AG 95,488 1,329
Timken Co. (The) 471 65
Toyota Tsusho Corp. 1,700 71
Travis Perkins PLC 8,890 67
Vale SA 17,079 257
Vale SA - ADR 24,720 372
Vallourec SA(Æ) 4,938 119
Valor Gold Corp.(Æ) 2,536 6
Valterra Platinum, Ltd. 6,029 457
Vicat SACA 2,680 203
Wanhua Chemical Group Co., Ltd.
Class A
18,900 209
Western Copper & Gold Corp.(Æ) 19,860 40
Zijin Gold International Co., Ltd. 21,441 322
Zijin Mining Group Co., Ltd. Class H 124,000 524
32,537
Producer Durables - 8.0%
4imprint Group PLC 2,169 121
AAK AB 10,995 238
Adecco Group AG 3,555 99
Aena SME SA(Þ) 12,378 383
Aeroports de Paris SA 1,601 223
Airbus SE 1,916 448
Airtac International Group 9,000 364
ALS, Ltd. 8,679 132
AMETEK, Inc. 1,069 258
AMN Healthcare Services, Inc.(Æ) 16,120 542
Amphenol Corp. Class A 1,985 319
AP Moller - Maersk A/S Class A 51 133
AP Moller - Maersk A/S Class B 85 228
ArcBest Corp. 795 115
Argan, Inc. 189 108
Astronics Corp.(Æ) 554 38
Atlas Copco AB Class B 8,085 150

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Auckland International Airport, Ltd. 38,780 199
Automatic Data Processing, Inc. 526 140
Avery Dennison Corp. 565 96
BAE Systems PLC 10,353 293
Basler AG 10,412 301
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
228,000 50
Bilfinger SE 4,929 469
Bloom Energy Corp. Class A(Æ) 517 106
Canadian National Railway Co. 907 115
Canadian Pacific Kansas City, Ltd. 7,477 665
Canon, Inc. 4,500 125
Caterpillar, Inc. 47 38
CECO Environmental Corp.(Æ) 1,507 99
China Communications Services Corp.,
Ltd. Class H
178,886 97
China Tower Corp., Ltd. Class H(Þ) 89,500 115
Cintas Corp. 1,208 247
Comer Industries SpA 3,653 213
Contemporary Amperex Technology
Co., Ltd. Class A
17,900 1,052
Contemporary Amperex Technology
Co., Ltd. Class H
12,955 1,029
CryoPort, Inc.(Æ) 5,130 77
CSX Corp. 4,229 213
Custom Truck One Source, Inc.(Æ) 49,437 502
Dai Nippon Printing Co., Ltd. 23,000 419
Denso Corp. 4,000 49
Deutsche Post AG 12,072 804
DL E&C Co., Ltd. 1,840 72
Drax Group PLC 27,690 275
Ducommun, Inc.(Æ) 700 125
Eiffage SA 1,614 230
Elecnor SA 6,372 252
Element Fleet Management Corp. 6,344 142
Embraer SA - ADR 6,759 462
EMCOR Group, Inc. 493 393
Epiroc AB Class B 2,623 58
Equifax, Inc. 1,382 239
ESCO Technologies, Inc. 210 66
Exosens SAS 4,857 321
FedEx Corp. 2,035 626
FedEx Freight Holding Co., Inc.(Æ) 459 65
FLSmidth & Co. A/S 3,365 251
Flughafen Zurich AG 689 202
Fukuda Corp. 800 19
Gartner, Inc.(Æ) 386 58
GE Vernova, Inc. 575 569
Generac Holdings, Inc.(Æ) 445 88
General Dynamics Corp. 2,367 908
Getlink SE 22,257 475
GFL Environmental, Inc. 2,310 95
GMR Airports, Ltd.(Æ) 365,198 404
Graco, Inc. 7,340 583
Grupo Aeroportuario del Pacifico SAB
de CV Class B
14,518 316
Grupo Aeroportuario del Sureste SAB
de CV Class B
5,991 166
Guangshen Railway Co., Ltd. Class H 174,000 51
HD Hyundai Electric Co., Ltd. 1,353 640
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HEICO Corp. Class A 621 160
Herc Holdings, Inc. 5,149 773
Holley, Inc.(Æ) 209,601 560
Honeywell Aerospace, Inc.(Æ) 478 99
Honeywell International, Inc. 478 116
Howmet Aerospace, Inc. 223 63
Hyundai Engineering & Construction
Co., Ltd.
1,842 121
InterGlobe Aviation, Ltd.(Þ) 4,169 227
International Consolidated Airlines
Group SA
34,646 202
International Container Terminal
Services, Inc.
43,260 678
Jacobs Solutions, Inc. 1,056 142
Japan Airport Terminal Co., Ltd. 4,400 156
Jiangsu Hengli Hydraulic Co., Ltd.
Class A
48,400 780
JSW Infrastructure, Ltd. 36,716 121
Jungfraubahn Holding AG 411 132
Kajima Corp. 2,800 94
Kamigumi Co., Ltd. 1,300 42
KION Group AG 1,844 83
Knight-Swift Transportation Holdings,
Inc.
1,335 93
Korean Air Lines Co., Ltd. 2,948 53
L3Harris Technologies, Inc. 462 128
Leonardo SpA 632 40
Littelfuse, Inc. 3,512 1,553
Logitech International SA 1,064 108
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 23
Mama's Creations, Inc.(Æ) 13,097 241
Marten Transport, Ltd. 31,099 460
MasTec, Inc.(Æ) 996 262
Maximus, Inc. 11,956 720
Mercury Systems, Inc.(Æ) 1,139 111
Mettler-Toledo International, Inc.(Æ) 527 746
Mitsubishi Corp. 10,300 310
Mitsubishi Electric Corp. 7,600 277
Mitsui OSK Lines, Ltd. 4,700 173
Momenta Global, Ltd.(Æ) 1,659 56
Morgan Sindall Group PLC 4,929 298
MTR Corp., Ltd. 43,500 184
Nestle SA 11,582 1,157
Nexi SpA(Þ) 26,863 132
Norfolk Southern Corp. 519 174
Otis Worldwide Corp. 9,021 649
Pan Ocean Co., Ltd. 17,512 66
Paychex, Inc. 1,045 122
PHA Co., Ltd. 2,544 19
PROG Holdings, Inc. 2,337 103
Regal Rexnord Corp. 8,850 1,816
Republic Services, Inc. 1,246 262
Rollins, Inc. 3,020 115
Rotork PLC 127,060 840
Rumo SA 42,534 121
RXO, Inc.(Æ) 60,393 1,223
Samsung Heavy Industries Co., Ltd.
(Æ)
10,406 156
Sandvik AB 1,451 54

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sany Heavy Industry Co., Ltd. Class H 35,444 95
Scorpio Tankers, Inc. 6,551 510
Siemens Energy AG 2,703 460
Spirax Group PLC 7,223 678
Star Bulk Carriers Corp. 20,161 580
Sterling Infrastructure, Inc.(Æ) 353 211
Sung Kwang Bend Co., Ltd. 3,231 60
Tecan Group AG 1,128 262
Techtronic Industries Co., Ltd. 14,000 236
Tecnicas Reunidas SA(Æ) 6,963 228
Teledyne Technologies, Inc.(Æ) 233 153
Textron, Inc. 1,373 117
Thales SA 484 137
TransDigm Group, Inc. 343 430
Transurban Group(Æ) 22,661 236
Trelleborg AB Class B 1,808 80
TrueBlue, Inc.(Æ) 66,009 467
Tutor Perini Corp. 16,247 1,361
Union Pacific Corp. 729 213
United Parcel Service, Inc. Class B 1,538 160
V2X, Inc.(Æ) 17,004 1,534
Veralto Corp. 1,543 145
Verisk Analytics, Inc. 556 108
Vertiv Holdings Co. Class A 791 191
Vinci SA 1,270 180
Wallenius Wilhelmsen ASA 3,832 60
Waste Connections, Inc. 1,037 174
Waste Management, Inc. 1,780 403
WEG SA 23,104 215
Weir Group PLC (The) 20,411 727
West Japan Railway Co. 10,700 201
WSP Global, Inc. 898 110
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
12,000 60
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class H
22,044 80
Xometry, Inc. Class A(Æ) 1,967 169
47,988
Technology - 17.1%
Accenture PLC Class A 1,251 208
Accton Technology Corp. 3,000 196
Adobe, Inc.(Æ) 405 101
Advanced Micro Devices, Inc.(Æ) 537 256
Advantest Corp. 3,000 593
Airbnb, Inc. Class A(Æ) 2,681 406
Akamai Technologies, Inc.(Æ) 930 107
Alchip Technologies, Ltd. 4,000 372
Allegion PLC 7,733 1,217
Alphabet, Inc. Class A 18,468 6,577
Alphabet, Inc. Class C 6,152 2,194
Analog Devices, Inc. 1,165 428
Apple, Inc. 24,915 7,697
Applied Materials, Inc. 2,050 1,041
AQ Group AB 16,428 354
ASE Technology Holding Co., Ltd. 56,000 975
Asia Vital Components Co., Ltd. 9,000 649
ASML Holding NV 1,725 2,821
Baidu, Inc. Class A(Æ) 19,750 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Booking Holdings, Inc. 2,700 521
Broadcom, Inc. 7,346 2,860
CGI, Inc. 1,952 143
Check Point Software Technologies,
Ltd.(Æ)
1,672 213
Chime Financial, Inc. Class A(Æ) 4,070 94
Ciena Corp.(Æ) 477 180
Cisco Systems, Inc. 7,756 900
Cognizant Technology Solutions Corp.
Class A
4,045 224
Concentrix Corp. 1,906 47
Constellation Software, Inc. 76 163
Dassault Systemes SE 5,560 129
Datadog, Inc. Class A(Æ) 1,334 357
DigitalOcean Holdings, Inc.(Æ) 429 50
Diodes, Inc.(Æ) 2,026 167
Elmos Semiconductor SE 900 152
Eternal, Ltd.(Æ) 74,721 237
Fortinet, Inc.(Æ) 2,930 475
Frequency Electronics, Inc.(Æ) 1,670 97
Fujitsu, Ltd. 11,900 276
GDS Holdings, Ltd. Class A(Æ) 21,400 87
Graham Corp.(Æ) 1,926 185
Hewlett Packard Enterprise Co. 14,511 695
Hexatronic Group AB(Æ) 47,370 189
Hon Hai Precision Industry Co., Ltd. 156,000 1,206
Hubei DOTI Micro Technology Co.,
Ltd. Class A
4,600 98
Ichor Holdings, Ltd.(Æ) 2,528 190
Infineon Technologies AG 4,691 334
Infosys, Ltd. - ADR 14,763 178
InnoScience Suzhou Technology
Holding Co., Ltd. Class H(Æ)
72,741 357
Intel Corp.(Æ) 652 59
International Business Machines Corp. 855 191
Intuit, Inc. 2,201 696
JFrog, Ltd.(Æ) 1,120 89
Keyence Corp. 3,900 1,960
Kioxia Holdings Corp.(Æ) 500 139
KLA Corp. 3,860 706
Kopin Corp.(Æ) 35,476 125
Lam Research Corp. 2,447 717
Lasertec Corp. 1,900 439
Leidos Holdings, Inc. 1,046 121
LG Corp. 2,180 154
LightPath Technologies, Inc. Class
A(Æ)
11,541 120
Lumentum Holdings, Inc.(Æ) 494 353
MakeMyTrip, Ltd.(Æ) 16,916 963
MediaTek, Inc. 5,000 535
Meta Platforms, Inc. Class A 2,846 1,584
Microchip Technology, Inc. 597 44
Micron Technology, Inc. 1,061 873
Microsoft Corp. 15,877 7,378
Motorola Solutions, Inc. 546 238
MSCI, Inc. 1,865 1,067
Mycronic AB 9,629 318
NCR Voyix Corp.(Æ) 70,587 584
NEXTDC, Ltd.(Æ) 19,338 182
Nice, Ltd.(Æ) 1,742 172

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nokia Oyj 42,823 392
Nordic Semiconductor ASA(Æ) 14,737 247
NVIDIA Corp. 28,588 5,739
NXP Semiconductors NV 1,088 249
Obic Co., Ltd. 12,800 361
ON Semiconductor Corp.(Æ) 2,229 182
Onto Innovation, Inc.(Æ) 2,986 772
Orange SA 10,611 203
Palantir Technologies, Inc. Class A(Æ) 2,576 317
PAX Global Technology, Ltd. 27,000 14
QUALCOMM, Inc. 4,393 648
Red Violet, Inc.(Æ) 2,666 185
Renesas Electronics Corp. 17,200 347
Reply SpA 2,395 305
ROBLOX Corp. Class A(Æ) 4,049 144
Roper Technologies, Inc. 427 167
Samsung Electronics Co., Ltd. 32,239 5,806
Seagate Technology Holdings PLC 548 469
Shanghai Iluvatar CoreX
Semiconductor Co., Ltd. Class H(Æ)
3,800 203
Shopify, Inc. Class A(Æ) 159 19
Silicon Motion Technology Corp.
- ADR
8,080 2,049
SiTime Corp.(Æ) 422 226
SK Hynix, Inc. 3,037 3,337
SK Hynix, Inc. - ADR 851 122
Snowflake, Inc.(Æ) 359 105
SoftBank Corp. 348,000 489
Softcat PLC 9,249 241
Sony Group Corp. 15,300 358
STMicroelectronics NV 5,174 272
SUSS MicroTec SE 9,087 782
Taiwan Semiconductor Manufacturing
Co., Ltd.
111,000 8,301
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
10,801 4,366
Take-Two Interactive Software, Inc.(Æ) 1,782 433
TE Connectivity PLC 930 191
Teradata Corp.(Æ) 63,087 1,955
Teradyne, Inc. 1,099 404
Tokyo Electron, Ltd. 1,600 540
Tower Semiconductor, Ltd.(Æ) 275 60
Trip.com Group, Ltd. - ADR(Æ) 5,811 273
TTM Technologies, Inc.(Æ) 550 64
Tyler Technologies, Inc.(Æ) 263 81
Uber Technologies, Inc.(Æ) 4,157 292
Ultra Clean Holdings, Inc.(Æ) 27,054 2,254
Unimicron Technology Corp. 15,000 353
VeriSign, Inc. 587 170
Viavi Solutions, Inc.(Æ) 1,431 53
Victory Giant Technology (HuiZhou)
Co., Ltd. Class H(Æ)
3,900 92
Vodafone Group PLC 212,417 337
Western Digital Corp. 237 129
Winbond Electronics Corp. 39,000 152
Wix.com, Ltd.(Æ) 960 53
Xiaomi Corp. Class B(Æ)(Þ) 29,800 109
102,488
Utilities - 3.1%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ameren Corp. 1,814 199
American Electric Power Co., Inc. 4,002 512
AT&T, Inc. 18,343 426
Axia Energia SA 7,507 78
Bharti Airtel, Ltd. 14,349 297
BKV Corp.(Æ) 65,439 1,601
Canadian Natural Resources, Ltd. 11,167 532
CGN Power Co., Ltd. Class H(Þ) 144,000 53
Cheniere Energy, Inc. 937 247
China Gas Holdings, Ltd. 38,800 30
Chunghwa Telecom Co., Ltd. 182,000 786
CLP Holdings, Ltd. 12,500 125
CMS Energy Corp. 1,444 104
ConocoPhillips 2,092 252
Consolidated Edison, Inc. 2,480 270
Constellation Energy Corp. 366 96
Deutsche Telekom AG 21,794 673
DT Midstream, Inc. 1,042 144
DTE Energy Co. 751 107
Duke Energy Corp. 3,384 424
E.ON SE 3,557 77
Edison International 1,395 102
EDP SA 45,695 236
Elisa Oyj 2,575 104
Emera, Inc. 3,606 193
Empresa Nacional de
Telecomunicaciones SA
28,811 112
Enbridge, Inc. 6,830 372
Engie SA 8,571 268
ENN Energy Holdings, Ltd. 6,400 38
Evergy, Inc. 476 39
Eversource Energy 1,244 89
EVN AG 15,146 512
Exelon Corp. 5,533 254
Expand Energy Corp. 1,292 121
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 381,588,279 —
FirstEnergy Corp. 3,417 165
Fortis, Inc. 3,360 191
Gaztransport Et Technigaz SA 860 195
Hera SpA 28,956 127
Iberdrola SA 11,103 264
Inpex Corp. 12,800 293
KDDI Corp. 12,700 234
Keyera Corp. 4,845 206
Koninklijke KPN NV 36,782 174
Korea Electric Power Corp. 4,116 101
KT Corp. - ADR 9,709 176
LG Uplus Corp. 41,133 426
MTN Group, Ltd. 22,213 275
National Grid PLC 63,790 1,021
NextEra Energy, Inc. 3,677 320
NTT, Inc. 194,800 187
Orsted A/S(Æ)(Þ) 4,932 110
PG&E Corp. 13,378 232
Power Assets Holdings, Ltd. 23,000 173
PRIO SA(Æ) 11,641 140
Public Service Enterprise Group, Inc. 2,050 157
Redeia Corp. SA 7,131 126

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
REN - Redes Energeticas Nacionais
SGPS SA
105,430 420
Rogers Communications, Inc. Class B 5,739 194
RusHydro PJSC(Æ)(Š) 104,654,642 —
Sempra 4,946 438
Southern Co. (The) 1,654 156
TC Energy Corp. 2,233 150
Telefonica SA 35,204 145
Telstra Group, Ltd. 45,962 162
TELUS Corp. 10,641 102
T-Mobile US, Inc. 1,257 217
UGI Corp. 3,220 116
United Utilities Group PLC 12,178 227
Veolia Environnement SA 14,751 588
Verizon Communications, Inc. 12,666 593
Vista Energy SAB de CV - ADR(Æ) 2,749 194
WEC Energy Group, Inc. 963 105
Xcel Energy, Inc. 4,254 333
18,906
Total Common Stocks
(cost $310,513) 409,738
Preferred Stocks - 0.3%
Consumer Discretionary - 0.0%
Volkswagen AG
5.260% (Ÿ) 1,759 152
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.070% (Ÿ) 1,392 121
Energy - 0.0%
Petroleo Brasileiro SA - Petrobras
2.594% (Ÿ) 15,875 136
Financial Services - 0.1%
Itau Unibanco Holding SA
3.183% (Ÿ) 26,095 221
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.270% (Ÿ) 706 89
Producer Durables - 0.2%
Danieli & C Officine Meccaniche SpA
0.331% (Ÿ) 7,901 407
KSB SE & Co. KGaA
3.300% (Ÿ) 518 498
905
Utilities - 0.0%
Axia Energia SA Class C
0.000%(Æ) 3,504 36
Total Preferred Stocks
(cost $1,432) 1,660
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 23,202,207
(∞)
23,197
Total Short-Term Investments
(cost $23,196) 23,197
Total Investments - 96.5%
(identified cost $479,844) 580,004
Other Assets and Liabilities,
Net - 3.5%
21,065
Net Assets - 100.0%
601,069

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 467
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
15.2%
ACREC LLC 06/17/26 500,000 100.00 500
499
Aena SME SA 04/27/20 EUR 12,378 17.58 218
383
African Export-Import Bank (The) 07/16/26 200,000 100.00 200
200
Ally Bank Auto Credit-Linked Notes 10/30/25 2,109,439 100.00 2,109
2,090
Ally Bank Auto Credit-Linked Notes 05/15/26 892,793 100.00 893
886
Alnylam Pharmaceuticals, Inc. 07/29/26 500,000 92.14 461
456
Angolan Government International Bond 10/07/25 463,000 101.41 469
484
Arbor Realty Commercial Real Estate Notes LLC 07/27/26 1,000,000 100.00 1,000
1,000
Bahrain Government International Bond 09/11/24 473,000 101.83 482
461
Bahrain Government International Bond 04/01/26 251,000 99.93 251
248
Banco Nacional de Mexico SA 06/03/26 200,000 99.21 198
197
BRCK Trust 11/26/25 750,000 100.00 750
746
BX Trust 10/27/25 2,262,501 100.03 2,263
2,260
BX Trust 04/14/26 1,131,000 99.63 1,127
1,124
Carlyle Euro CLO DAC 10/30/25 EUR 3,000,000 115.64 3,469
3,470
CGN Power Co., Ltd. 09/30/22 HKD 144,000 0.21 31
53
China Government International Bond 11/05/25 213,000 99.86 213
210
China International Capital Corp., Ltd. 05/17/24 HKD 241,200 2.03 490
665
China Tower Corp., Ltd. 02/27/25 HKD 89,500 1.31 117
115
Coinbase Global, Inc. 07/01/26 289,000 87.61 253
249
COOPR Residential Mortgage Trust 10/31/25 1,800,000 99.99 1,800
1,740
Corp. Nacional del Cobre de Chile 01/08/25 400,000 100.65 403
412
Costa Rica Government International Bond 09/08/25 298,000 103.55 308
305
CryoPort, Inc. 11/05/25 1,575,000 98.38 1,549
1,550
CVC Cordatus Loan Fund XVIII DAC 10/29/25 EUR 2,000,000 116.00 2,320
2,307
Dominican Republic Government International Bond 02/10/26 933,000 99.33 926
904
Ecuador Government International Bond 05/06/26 577,000 102.85 593
575
Ecuador Government International Bond 05/21/26 22,799 90.87 21
21
EDO Sukuk, Ltd. 06/03/25 311,000 101.06 314
316
Egypt Government International Bond 06/28/24 416,000 76.13 317
391
Egypt Government International Bond 02/23/26 400,000 107.56 430
421
El Salvador Government International Bond 07/09/25 300,000 107.86 323
336
Elmwood CLO, Ltd. 11/04/25 3,000,000 100.00 3,000
3,011
EQT Trust 07/14/26 2,300,000 100.06 2,301
2,301
Export-Import Bank of India 09/20/22 116,000 87.66 102
103
FIGRE Trust 11/21/25 1,254,793 99.99 1,255
1,237
FIGRE Trust 07/22/26 590,000 100.00 590
592
Gaci First Investment Co. 07/10/26 552,000 98.45 543
520
Ghana Government International Bond 10/10/24 16,295 91.64 15
16
Ghana Government International Bond 11/20/24 183,750 93.23 171
180
Green Palm Bidco SARL 06/02/26 363,000 100.00 363
353
GS Mortgage-Backed Securities Trust 10/27/25 1,150,000 100.00 1,150
1,153
Guatemala Government International Bond 03/19/26 200,000 105.14 210
207
Halyk Savings Bank of Kazakhstan JSC 03/14/22 4,340 15.07 65
139
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 220,000 99.66 219
221
Hazine Mustesarligi Varlik Kiralama AS 06/25/26 391,000 99.76 390
389
Hercules Capital, Inc. 07/09/26 1,326,000 97.75 1,296
1,303
Hims & Hers Health, Inc. 04/14/26 417,000 79.31 331
347
Hoist Finance AB 03/13/26 SEK 14,234 17.77 253
323
Honduras Government International Bond 07/22/26 150,000 100.00 150
150
Hudson Yards Mortgage Trust 02/05/26 500,000 104.60 523
509
Hungary Government International Bond 03/05/26 765,000 103.47 791
779
Indonesia Government International Bond 07/16/26 220,000 86.27 190
184
Industrial Subordinated Trust 01/08/26 200,000 99.80 200
201
Innovent Biologics, Inc. 11/08/24 HKD 64,000 6.64 425
709
InterGlobe Aviation, Ltd. 07/22/26 INR 4,169 54.00 225
227
Ivory Coast Government International Bond 02/18/26 226,000 96.77 219
213
Jordan Government International Bond 04/04/23 246,000 101.64 254
255
JPMorgan Mortgage Trust 11/21/25 1,041,900 100.00 1,042
1,054
Kazakhstan Government International Bond 07/13/26 200,000 99.63 199
198
Kazakhstan Temir Zholy National Co. 04/22/26 310,000 99.06 307
294
Kenya Government International Bond 05/12/26 200,000 95.96 192
193
Kenya Government International Bond 07/08/26 200,000 107.05 214
212
Kinbane DAC 11/18/25 EUR 2,350,000 116.38 2,735
2,714
Kuaishou Technology 11/11/22 HKD 76,600 6.09 467
427
Kuwait Government International Bond 07/22/26 491,000 100.00 491
489
Lebanon Government International Bond 10/31/22 487,000 18.04 88
132
Lebanon Government International Bond 07/18/25 50,000 29.38 15
14

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
468 Multi-Asset Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Lebanon Government International Bond 05/20/26 27,000 53.33 14
7
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Lodha Developers, Ltd. 05/27/26 INR 22,215 9.72 216
290
Longfor Group Holdings, Ltd. 02/16/24 HKD 140,000 1.30 183
123
Malaysia Sovereign Sukuk Berhad 07/23/26 413,000 100.00 413
411
Match Group Financeco 3, Inc. 11/24/25 1,667,000 90.93 1,516
1,540
Mazoon Assets Co. SAOC 08/12/25 250,000 101.16 253
248
Medacta Group SA 11/19/25 CHF 1,007 186.62 188
166
Medartis Holding AG 11/19/25 CHF 1,277 95.62 122
139
Meituan 06/11/26 HKD 46,500 10.81 503
552
MHP SE 03/10/17 9,200 9.34 86
82
Morocco Government International Bond 12/08/25 200,000 107.92 216
209
Muthoot Finance, Ltd. 03/31/26 200,000 96.55 193
194
NAC Kazatomprom JSC 10/15/19 1,403 13.29 19
89
Navoi Mining & Metallurgical Co. 06/30/26 225,000 103.58 233
231
Nexi SpA 07/21/25 EUR 26,863 6.06 163
132
Nigeria Government International Bond 09/10/25 251,000 107.24 269
281
Nigeria Government International Bond 11/05/25 400,000 104.12 416
436
OCP Euro CLO DAC 11/12/25 EUR 3,000,000 116.11 3,483
3,466
Oman Sovereign Sukuk Co. 10/09/25 200,000 100.00 200
194
Orsted A/S 10/03/25 DKK 4,932 18.17 90
110
OVS SpA 03/06/26 EUR 46,284 6.05 280
335
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 215,000 99.96 215
218
Paraguay Government International Bond 06/12/25 200,000 101.15 202
203
Pertamina Hulu Energi PT 05/14/25 303,000 100.00 303
301
Perusahaan Penerbit SBSN Indonesia III 07/16/25 376,000 100.00 376
370
Petroleos de Venezuela SA 01/21/25 146,300 49.25 72
54
Petroleos de Venezuela SA 03/05/26 319,400 34.80 111
117
Petroleos de Venezuela SA 04/29/26 153,383 38.94 60
58
Petroleos de Venezuela SA 06/23/26 109,100 54.42 59
41
Petroleos del Peru SA 09/20/22 216,000 66.04 143
155
Petronas Capital, Ltd. 03/26/25 269,000 100.00 269
265
Pluspetrol SA 06/24/26 97,000 97.70 95
95
Porch Group, Inc. 05/07/25 984,000 98.99 974
1,019
Preston Ridge Partners Mortgage Trust 11/18/25 1,563,000 96.35 1,506
1,481
Preston Ridge Partners Mortgage Trust 11/18/25 1,100,000 99.38 1,093
1,073
Preston Ridge Partners Mortgage Trust 11/25/25 2,894,000 95.55 2,765
2,771
Preston Ridge Partners Mortgage Trust 12/18/25 1,000,000 95.34 953
949
Preston Ridge Partners Mortgage Trust 06/02/26 1,000,000 97.13 971
964
Pretium Credit Partner Mortgage Trust 11/19/25 1,500,000 100.00 1,500
1,500
Pretium Credit Partner Mortgage Trust 05/14/26 1,000,000 100.00 1,000
995
Pretium Credit Partner Mortgage Trust 07/24/26 1,200,000 100.00 1,200
1,203
RCKT Mortgage Trust 11/13/25 2,900,000 99.99 2,900
2,854
Repay Holdings Corp. 04/23/26 282,000 90.18 254
259
Rexford Industrial Realty, LP 01/05/26 1,636,000 99.92 1,635
1,633
Romanian Government International Bond 04/28/26 96,000 79.34 76
76
Romanian Government International Bond 06/23/26 704,000 96.49 679
672
ROP Sukuk Trust 05/14/26 374,000 101.35 379
375
Saudi Government International Bond 11/13/25 461,000 101.70 469
457
SBI Life Insurance Co., Ltd. 01/24/25 INR 7,160 17.71 127
141
Senegal Government International Bond 06/29/26 200,000 54.45 109
107
Serbia Government International Bond 06/26/26 202,000 102.70 207
202
Sibanye Stillwater UK Financing PLC 05/07/26 200,000 100.00 200
197
South Africa Government International Bond 12/16/25 546,000 98.43 537
523
Sri Lanka Government International Bond 12/20/24 101,353 71.11 72
102
Sri Lanka Government International Bond 12/20/24 44,658 71.73 32
45
Sri Lanka Government International Bond 12/20/24 233,688 73.15 171
192
Stannaway Park CLO DAC 10/30/25 EUR 4,000,000 115.64 4,626
4,613
TORY Commercial Mortgage Trust 01/09/26 753,000 100.00 753
739
Trinidad & Tobago Government International Bond 07/09/26 200,000 98.83 198
196
Ueno Bank SA 03/03/26 200,000 98.84 198
182
Ukraine Government International Bond 10/10/24 374,000 61.53 230
223
Ukraine Government International Bond 01/13/26 335,000 79.26 265
278
Ukraine Government International Bond 06/24/26 114,000 56.68 65
64
Unicaja Banco SA 07/09/26 EUR 65,936 3.69 243
253
Vantage Data Centers Jersey Borrower Spv, Ltd. 11/20/25 GBP 800,000 130.70 1,045
1,058
VDCM Commercial Mortgage Trust 02/10/26 2,600,000 103.67 2,695
2,616
Venezuela Government International Bond 07/30/24 318,200 15.33 49
146

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 469
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Venezuela Government International Bond 03/02/26 281,900 41.72 118
130
Watches of Switzerland Group PLC 07/22/26 GBP 16,921 10.10 171
168
WuXi AppTec Co., Ltd. 12/19/24 HKD 24,300 7.50 182
498
WuXi Biologics (Cayman), Inc. 04/02/26 HKD 106,500 4.51 480
527
Xiaomi Corp. 07/29/26 HKD 29,800 4.06 121
109
Yellow Cake PLC 07/08/19 GBP 12,903 2.64 34
95
Zalando SE 07/21/25 EUR 25,387 30.83 783
827
Ziff Davis, Inc. 08/28/25 784,000 97.66 766
791
Zoetis, Inc. 06/04/26 597,000 92.06 550 548
91,386
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 113 USD 7,946 09/26
33
CAC40 Euro Index Futures 8 EUR 682 08/26
12
Commonwealth 10 Year Treasury Bond Futures 59 AUD 6,379 09/26
(11)
DAX Index Futures 3 EUR 1,928 09/26
43
Euro Currency Futures 21 USD 3,032 09/26
(11)
FTSE 100 Index Futures 26 GBP 2,825 09/26
137
FTSE/MIB Index Futures 3 EUR 785 09/26
4
Hang Seng Index Futures 3 HKD 3,891 08/26
14
IBEX 35 Index Futures 3 EUR 594 08/26
14
Japanese Yen Currency Futures 43 USD 3,394 09/26
18
Long Gilt Futures 81 GBP 7,006 09/26
(163)
MSCI Emerging Markets Index Futures 146 USD 11,989 09/26
(900)
NASDAQ 100 E-Mini Index Futures 8 USD 4,545 09/26
(201)
New Zealand Dollar Currency Futures 52 USD 3,067 09/26
35
Norwegian Krone Currency Futures 13 USD 2,741 09/26
124
OMXS30 Index Futures 9 SEK 2,932 08/26
9
S&P 500 E-Mini Index Futures 239 USD 89,855 09/26
420
S&P/TSX 60 Index Futures 14 CAD 5,837 09/26
60
SPI 200 Index Futures 23 AUD 5,142 09/26
8
Swedish Krona Currency Futures 3 USD 632 09/26
12
TOPIX Index Futures 19 JPY 757,435 09/26
159
United States 2 Year Treasury Note Futures 315 USD 64,767 09/26
(186)
United States 5 Year Treasury Note Futures 867 USD 91,882 09/26
(608)
United States 10 Year Treasury Note Futures 312 USD 33,696 09/26
(470)
United States 10 Year Ultra Treasury Note Futures 83 USD 9,105 09/26
(182)
United States Treasury Ultra Bond Futures 92 USD 10,091 09/26 (285)
Short Positions
British Pound Currency Futures 86 USD 7,247 09/26
(54)
Euro Currency Futures 134 USD 19,346 09/26
81
EURO STOXX 50 Index Futures 439 EUR 27,977 09/26
(536)
Euro-Bund Futures 95 EUR 11,814 09/26
158
FTSE 100 Index Futures 62 GBP 6,736 09/26
(329)
Hang Seng Index Futures 74 HKD 95,978 08/26
(348)
Japanese 10 Year Government Bond Futures 22 JPY 2,795,540 09/26
70
Japanese 10 Year Mini Government Bond Futures 3 JPY 38,118 09/26
—
Japanese Yen Currency Futures 33 USD 2,605 09/26
(14)
MSCI Emerging Markets Index Futures 524 USD 43,029 09/26
3,094

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
470 Multi-Asset Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Russell 2000 E-Mini Index Futures 401 USD 58,907 09/26
591
S&P/TSX 60 Index Futures 20 CAD 8,338 09/26
(85)
Swedish Krona Currency Futures 27 USD 5,685 09/26
41
Swiss Franc Currency Futures 55 USD 8,546 09/26
158
United States 2 Year Treasury Note Futures 97 USD 19,944 09/26
32
United States 5 Year Treasury Note Futures 88 USD 9,326 09/26 68
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,012
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 63 EUR 55 08/03/26 —
Citigroup USD 47 ZAR 780 08/03/26 1
Citigroup USD 57 ZAR 949 08/03/26 1
HSBC USD 520 EUR 451 09/23/26 1
HSBC EUR 451 USD 519 08/03/26 (1)
HSBC EUR 14,746 USD 16,993 09/23/26 (45)
HSBC GBP 803 USD 1,078 09/23/26 (3)
HSBC HKD 25,448 USD 3,257 09/16/26 8
JPMorgan Chase EUR 20 USD 23 09/23/26 —
Morgan Stanley EUR 115 USD 132 09/23/26 (1)
Royal Bank of Canada HKD 25,448 USD 3,257 09/16/26 7
State Street USD 49 EUR 43 08/03/26 —
State Street USD 73 EUR 63 08/03/26 —
State Street USD 21 GBP 16 08/03/26 —
State Street USD 6 JPY 876 08/03/26 —
State Street USD 5 SEK 52 08/03/26 —
State Street CAD 2 USD 1 08/04/26 —
State Street CHF 33 USD 40 08/03/26 —
State Street EUR 12 USD 14 08/03/26 —
State Street GBP 16 USD 21 08/03/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (32)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Schaeffler AG
Bank of
America 1.163% EUR 175 (5.000%)
(2)
12/20/29 (17) (8) (25)
Total Open Corporate Issues - Purchase Protection Contracts (17) (8) (25)

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 471
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 26,500 (1.000%)
(2)
06/20/31 1,077 (562) 515
Total Open Credit Indices - Purchase Protection Contracts 1,077 (562) 515
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Schaeffler AG
Bank of
America 1.163% EUR 175 5.000%
(2)
12/20/29 19 6 25
Total Open Corporate Issues - Sell Protection Contracts 19 6 25
Total Open Credit Default Swap Contracts (å) 1,079 (564) 515
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 11,606 $ —
$ —
$ 11,606
Corporate Bonds and Notes — 61,438 —
—
61,438
International Debt — 32,007 —
—
32,007
Mortgage-Backed Securities — 22,730 —
—
22,730
Non-US Bonds — 17,628 —
—
17,628
Common Stocks
Consumer Discretionary 19,897 27,126 —
—
47,023
Consumer Staples 9,832 6,902 —
—
16,734
Energy 9,918 6,199 —
—
16,117
Financial Services 53,869 38,278 —
—
92,147
Health Care 28,236 7,562 —
—
35,798
Materials and Processing 16,846 15,691 —
—
32,537
Producer Durables 26,700 21,288 —
—
47,988
Technology 66,050 36,438 —
—
102,488
Utilities 10,460 8,446 —
—
18,906
Preferred Stocks 393 1,267 — — 1,660
Short-Term Investments — — — 23,197 23,197
Total Investments 242,201 314,606 — 23,197 580,004

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
472 Multi-Asset Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 5,395 — — — 5,395
Foreign Currency Exchange Contracts 2 16 — — 18
Credit Default Swap Contracts — 540 — — 540
A
Liabilities
Futures Contracts (4,383) — — — (4,383)
Foreign Currency Exchange Contracts (1) (49) — — (50)
Credit Default Swap Contracts — (25) — — (25)
Total Other Financial Instruments
*
$ 1,013 $ 482 $ — $ — $ 1,495
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
484 0 .1
Argentina ............................................................................................
1,782 0 .3
Australia .............................................................................................
3,796 0 .6
Austria ................................................................................................
665 0 .1
Bahrain ...............................................................................................
709 0 .1
Belgium ..............................................................................................
2,805 0 .5
Bermuda .............................................................................................
920 0 .2
Brazil ..................................................................................................
4,587 0 .8
Canada ................................................................................................
11,197 1 .9
Cayman Islands ..................................................................................
3,011 0 .5
Chile ...................................................................................................
1,098 0 .2
China ..................................................................................................
19,122 3 .2
Colombia ............................................................................................
830 0 .1
Congo, the Democratic Republic of the .............................................
100 — **
Costa Rica ..........................................................................................
304 0 .1
Czech Republic ..................................................................................
109 — **
Denmark .............................................................................................
2,316 0 .4
Dominican Republic ..........................................................................
904 0 .2
Ecuador ..............................................................................................
596 0 .1
Egypt ..................................................................................................
1,012 0 .2
El Salvador .........................................................................................
336 0 .1
Finland ...............................................................................................
1,118 0 .2

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 473
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
France .................................................................................................
11,720 2 .0
Germany .............................................................................................
13,151 2 .2
Ghana .................................................................................................
240 — **
Greece ................................................................................................
2,278 0 .4
Guatemala ..........................................................................................
409 0 .1
Guernsey ............................................................................................
149 — **
Honduras ............................................................................................
150 — **
Hong Kong .........................................................................................
3,868 0 .7
Hungary ..............................................................................................
995 0 .2
India ...................................................................................................
8,623 1 .4
Indonesia ............................................................................................
1,919 0 .3
Ireland ................................................................................................
17,424 2 .9
Israel ...................................................................................................
1,986 0 .3
Italy ....................................................................................................
4,620 0 .8
Ivory Coast .........................................................................................
213 — **
Japan ..................................................................................................
15,552 2 .6
Jersey ..................................................................................................
1,058 0 .2
Jordan .................................................................................................
254 — **
Kazakhstan .........................................................................................
720 0 .1
Kenya .................................................................................................
406 0 .1
Kuwait ................................................................................................
489 0 .1
Lebanon ..............................................................................................
153 — **
Macao .................................................................................................
128 — **
Malaysia .............................................................................................
791 0 .1
Mexico ...............................................................................................
3,203 0 .5
Monaco ..............................................................................................
510 0 .1
Morocco .............................................................................................
209 — **
Myanmar ............................................................................................
28 — **
Netherlands ........................................................................................
6,278 1 .1
New Zealand ......................................................................................
199 — **
Nigeria ................................................................................................
899 0 .2
Norway ...............................................................................................
1,309 0 .2
Oman ..................................................................................................
758 0 .1
Pakistan ..............................................................................................
218 — **
Panama ...............................................................................................
769 0 .1
Paraguay .............................................................................................
385 0 .1
Peru ....................................................................................................
1,368 0 .2
Philippines ..........................................................................................
1,665 0 .3
Poland ................................................................................................
817 0 .1
Portugal ..............................................................................................
856 0 .1
Romania .............................................................................................
748 0 .1
Russia .................................................................................................
— —
Saudi Arabia .......................................................................................
1,330 0 .2
Senegal ...............................................................................................
107 — **
Serbia .................................................................................................
202 — **
Singapore ...........................................................................................
3,941 0 .7
South Africa .......................................................................................
3,833 0 .6

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
474 Multi-Asset Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
South Korea .......................................................................................
14,172 2 .4
Spain ..................................................................................................
3,759 0 .6
Sri Lanka ............................................................................................
339 0 .1
Sweden ...............................................................................................
4,823 0 .8
Switzerland ........................................................................................
7,305 1 .2
Taiwan ................................................................................................
22,152 3 .7
Thailand .............................................................................................
1,772 0 .3
Trinidad and Tobago ..........................................................................
196 — **
Turkey ................................................................................................
1,252 0 .2
Ukraine ...............................................................................................
683 0 .1
United Kingdom .................................................................................
14,947 2 .5
United States ......................................................................................
331,972 55 .2
Uruguay ..............................................................................................
591 0 .1
Uzbekistan ..........................................................................................
231 — **
Venezuela, Bolivarian Republic of ....................................................
547 0 .1
Zambia ...............................................................................................
534 0 .1
Total Investments ............................................................................... 580,004 96 .5
** Less than .05% of net assets
Transactions (amounts in thousands) during the period ended July 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 82,709 $ 308,994 $ 368,508 $ 2 $ — $ 23,197 $ 973 $ —

Russell Investment Company
Notes to Schedules of Investments — July 31, 2026 (Unaudited)
Notes to Schedules of Investments 475
Footnotes:
Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BDR - Brazilian Depository Receipts
BUBOR - Budapest Interbank Offered Rate
CDR - Canadian Depository Receipts
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA - Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
DDR - Deutsche Depository Receipts
EBITDA - Earnings Before Interest, Taxes, Depreciation, and Amortization
EDR - European Depository Receipts
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ)
Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i)
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(Œ) Unfunded loan agreement.
(Ð) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.

Russell Investment Company
Notes to Schedules of Investments, continued — July 31, 2026 (Unaudited)
476 Notes to Schedules of Investments
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA - Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI - Goldman Sachs Commodity Index
HDR - Hong Kong Depository Receipts
HIBOR - Hong Kong Interbank Offered Rate
HICP - Harmonized Index of Consumer Prices
IDR - International Depository Receipts
JDR - Japanese Depository Receipts
JIBAR - Johannesburg Interbank Agreed Rate
KSDA - Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA - Not Seasonally Adjusted
NSERO - India National Stock Exchange Offered Rate
NVDR - Non-Voting Depository Receipt
OBFR - Overnight Bank Funding Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SDR - Swedish Depository Receipts
SGDR - Singapore Depository Receipts
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average
STIBOR - Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR - Tokyo Overnight Average Rate
UK - United Kingdom
WTI - West Texas Intermediate
Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian new leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU - Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN - Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghanaian cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — July 31, 2026 (Unaudited)
Notes to Quarterly Report 477
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with twenty-nine different investment portfolios referred to as funds. This Quarterly Report reports on twenty-four of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates.
The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (“Board”) has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (“Investment Company Act”). However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American
Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2026 (Unaudited)
478 Notes to Quarterly Report
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily)
since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2026 (Unaudited)
Notes to Quarterly Report 479
there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing.
For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor International Equity,
International Developed Markets, Global Equity, Sustainable Equity, Tax-Managed U.S. Large Cap, Tax-Managed Real Assets,
Long Duration Bond, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt Bond, Global Infrastructure,
Multi-Strategy Income and Multi-Asset Strategy Funds had no transfers into or out of Level 3 for the period ended July 31, 2026.
The Emerging Markets, Tax-Managed International Equity, Opportunistic Credit and Tax-Exempt High Yield Bond Funds had
transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were $455,456, $489,982, $262,461 and $257,634, respectively.
The Emerging Markets Fund had transfers out of Level 3 into Level 1 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $11,410.
The Tax-Managed U.S. Mid & Small Cap Fund had transfers out of Level 1 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amount transferred was $1,027,557.
The Tax-Exempt High Yield Bond and Global Real Estate Securities Funds had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were $1,484,000 and $419, respectively.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”)
multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher)
fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower)
fair value measurement.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2026 (Unaudited)
480 Notes to Quarterly Report
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy.
Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC, the Funds’ administrator and transfer agent, charges a 0.05%
administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the
Fund’s Schedule of Investments.
The Strategic Bond Fund may invest a portion of its cash in the Russell Investments Core Plus Bond ETF, an affiliated exchange-
traded fund that provides active management exposures consistent with the Fund’s preferred positioning.
RIM has advised the Funds that, on July 9, 2026, Russell Investments announced that an investor consortium led by B Capital, a global multi-stage investment firm, and including California Public Employees’ Retirement System, has agreed to acquire Russell
Investments, including RIM, from TA Associates and Reverence Capital (the “Transaction”). RIM expects the Transaction to close in the first quarter of 2027, subject to the receipt of regulatory approvals and other customary closing conditions. The Transaction is not expected to result in any material change in the day-to-day management of the Funds.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2026 (Unaudited)
Notes to Quarterly Report 481
As required by the Investment Company Act, the consummation of the Transaction would result in the automatic termination of the advisory agreement between RIM and the Trust, on behalf of the Funds. At a meeting held on August 25, 2026, the Board unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and RIM. The New Advisory
Agreement will be submitted to each Fund’s shareholders for their approval. Shareholders of the Funds as of September 1, 2026 (the
“Record Date”) will be asked to approve the New Advisory Agreement at a special meeting of shareholders which RIM expects to be held on or about November 24, 2026 (with any postponements or adjournments thereof, the “Special Meeting”). Under the New
Advisory Agreement, RIM would provide investment advisory services to each Fund on the same terms as the current agreement
(except effective and termination dates) for fees that do not exceed those that are currently in effect with respect to each Fund.
3. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-
annual or annual financial statements and other information and prospectus.

Russell Investment Company
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com